DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
BAM	Build America Mutual
ST	Special Tax
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
P.L.C.	Public Limited Company
CNTY GTD	County Guarantee
GO	General Obligation
RB	Revenue Bond
SD CRED PROG	School District Credit Program
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate Participation
GDR	Global Depositary Receipt
SCH BD GTY	School Bond Guaranty
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2022.
±	Face Amount of security is not adjusted for inflation.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

CONTINUED
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
^	Denominated in USD, unless otherwise noted.

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (9.2%)
	Activision Blizzard, Inc.	14,373	$1,135,611
	AT&T, Inc.	464,014	11,832,357
*	Charter Communications, Inc., Class A	2,111	1,252,541
	Comcast Corp., Class A	299,220	14,958,008
#*	Discovery, Inc., Class A	20,493	571,960
*	Discovery, Inc., Class C	35,555	972,429
*	DISH Network Corp., Class A	27,506	863,688
	Electronic Arts, Inc.	1,473	195,408
	Fox Corp., Class A	36,671	1,489,209
	Fox Corp., Class B	30,375	1,129,342
	Interpublic Group of Cos., Inc.	25,252	897,456
*	Liberty Broadband Corp., Class A	600	87,810
*	Liberty Broadband Corp., Class C	6,600	979,506
*	Liberty Media Corp.-Liberty Formula One, Class A	535	29,318
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	272,661
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	206,552
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	672,405
	Lumen Technologies, Inc.	130,666	1,615,032
*	Madison Square Garden Entertainment Corp.	154	10,908
	News Corp., Class A	16,744	372,387
	News Corp., Class B	8,065	179,366
	Omnicom Group, Inc.	697	52,526
*	T-Mobile U.S., Inc.	33,439	3,617,097
	Verizon Communications, Inc.	155,225	8,262,627
#	ViacomCBS, Inc., Class A	1,652	60,430
	ViacomCBS, Inc., Class B	67,046	2,242,689
*	Walt Disney Co.	45,722	6,536,874
TOTAL COMMUNICATION SERVICES			60,496,197
CONSUMER DISCRETIONARY — (6.6%)
	Advance Auto Parts, Inc.	7,659	1,773,135
*	Aptiv PLC	4,840	661,047
	Aramark	21,061	722,182
	Autoliv, Inc.	10,304	1,020,508
	Best Buy Co., Inc.	1,986	197,170
	BorgWarner, Inc.	27,403	1,201,621
*	Capri Holdings Ltd.	1,300	78,091
*	CarMax, Inc.	9,448	1,050,334
*	Carnival Corp.	43,840	868,470
	Dick's Sporting Goods, Inc.	958	110,553
*	Dollar Tree, Inc.	14,715	1,930,902
	DR Horton, Inc.	56,804	5,068,053
	eBay, Inc.	22,026	1,323,102
	Ford Motor Co.	156,704	3,181,091
	Gap, Inc.	1,476	26,671
	Garmin Ltd.	11,471	1,427,222
*	General Motors Co.	100,456	5,297,045
	Gentex Corp.	29,709	932,863
	Harley-Davidson, Inc.	1,373	47,465
	Hasbro, Inc.	3,203	296,213
*	Hyatt Hotels Corp., Class A	2,188	200,443
	Kohl's Corp.	805	48,066
	Lear Corp.	6,694	1,120,040

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class A	26,799	$2,575,652
	Lennar Corp., Class B	1,507	121,660
	Lithia Motors, Inc.	2,389	697,899
	LKQ Corp.	36,546	2,006,010
	MGM Resorts International	32,476	1,387,375
*	Mohawk Industries, Inc.	9,865	1,557,387
	Newell Brands, Inc.	8,465	196,473
*	Norwegian Cruise Line Holdings Ltd.	9,260	192,886
	PulteGroup, Inc.	42,097	2,218,091
	PVH Corp.	1,172	111,352
	Ralph Lauren Corp.	2,390	264,908
*	Royal Caribbean Cruises Ltd.	10,937	851,008
	Service Corp. International	700	43,204
*	Skechers USA, Inc., Class A	2,403	100,926
	Tapestry, Inc.	15,402	584,506
	Toll Brothers, Inc.	1,729	101,959
*	Veoneer, Inc.	2,824	99,433
	Whirlpool Corp.	7,935	1,667,858
TOTAL CONSUMER DISCRETIONARY			43,360,874
CONSUMER STAPLES — (6.6%)
	Archer-Daniels-Midland Co.	27,548	2,066,100
	Bunge Ltd.	15,242	1,506,824
	Campbell Soup Co.	4,000	176,480
	Conagra Brands, Inc.	34,544	1,200,749
	Constellation Brands, Inc., Class A	6,617	1,573,192
*	Coty, Inc., Class A	7,970	67,586
*	Darling Ingredients, Inc.	12,400	790,748
	General Mills, Inc.	43,943	3,018,005
	Hormel Foods Corp.	9,549	453,291
	J M Smucker Co.	13,623	1,915,121
	Keurig Dr Pepper, Inc.	5,429	206,031
	Kraft Heinz Co.	23,740	849,892
	Kroger Co.	82,367	3,590,378
	Molson Coors Beverage Co., Class B	11,394	543,038
	Mondelez International, Inc., Class A	74,765	5,011,498
*	Pilgrim's Pride Corp.	2,655	74,260
*	Post Holdings, Inc.	2,564	271,322
	Seaboard Corp.	12	45,840
	Spectrum Brands Holdings, Inc.	174	15,552
	Tyson Foods, Inc., Class A	36,011	3,273,040
*	U.S. Foods Holding Corp.	17,034	600,619
	Walgreens Boots Alliance, Inc.	69,953	3,480,861
	Walmart, Inc.	87,081	12,174,795
TOTAL CONSUMER STAPLES			42,905,222
ENERGY — (10.0%)
	APA Corp.	4,268	141,740
	Baker Hughes Co.	21,033	577,146
	Cabot Oil & Gas Corp.	7,675	168,083
	Chevron Corp.	66,609	8,747,760
	ConocoPhillips	109,454	9,699,813
	Continental Resources, Inc.	5,878	305,303
	Devon Energy Corp.	36,782	1,860,066
	Diamondback Energy, Inc.	3,941	497,197
	EOG Resources, Inc.	28,067	3,128,909
	Exxon Mobil Corp.	168,098	12,768,724
	Halliburton Co.	48,166	1,480,623

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Helmerich & Payne, Inc.	818	$23,477
	Hess Corp.	28,436	2,624,358
	Kinder Morgan, Inc.	95,103	1,650,988
	Marathon Oil Corp.	18,135	353,088
	Marathon Petroleum Corp.	30,153	2,163,478
	Murphy Oil Corp.	2,737	86,489
	NOV, Inc.	626	10,279
	Occidental Petroleum Corp.	101,032	3,805,875
	ONEOK, Inc.	24,386	1,479,742
	Ovintiv, Inc.	2,906	112,753
	Phillips 66	18,704	1,585,912
	Pioneer Natural Resources Co.	13,804	3,021,558
	Schlumberger NV	106,680	4,167,988
	Targa Resources Corp.	9,717	574,080
	Valero Energy Corp.	20,897	1,733,824
	Williams Cos., Inc.	87,356	2,615,439
TOTAL ENERGY			65,384,692
FINANCIALS — (21.2%)
	Aflac, Inc.	44,437	2,791,532
*	Alleghany Corp.	521	345,944
	Allstate Corp.	32,749	3,951,822
	Ally Financial, Inc.	51,633	2,463,927
	American Financial Group, Inc.	7,203	938,407
	American International Group, Inc.	29,430	1,699,582
	Apollo Global Management, Inc.	12,499	874,930
*	Arch Capital Group Ltd.	16,276	753,904
	Assurant, Inc.	3,963	604,397
	Axis Capital Holdings Ltd.	973	55,442
	Bank of America Corp.	178,509	8,236,405
	Bank of New York Mellon Corp.	54,289	3,217,166
*	Berkshire Hathaway, Inc., Class B	41,380	12,952,768
	Capital One Financial Corp.	27,365	4,015,266
	Charles Schwab Corp.	5,085	445,954
	Chubb Ltd.	11,100	2,189,808
	Cincinnati Financial Corp.	4,307	507,494
	Citigroup, Inc.	108,416	7,060,050
	Citizens Financial Group, Inc.	23,897	1,229,979
	CNA Financial Corp.	3,404	156,278
	Comerica, Inc.	7,975	739,920
	East West Bancorp, Inc.	3,233	279,137
	Equitable Holdings, Inc.	10,621	357,290
	Everest Re Group Ltd.	1,981	561,415
	Fifth Third Bancorp	73,951	3,300,433
	First Horizon Corp.	31,098	532,087
	Franklin Resources, Inc.	9,835	314,425
	Globe Life, Inc.	4,255	435,286
	Goldman Sachs Group, Inc.	19,904	7,059,551
	Hartford Financial Services Group, Inc.	50,871	3,656,099
	Huntington Bancshares, Inc.	83,414	1,256,215
	Invesco Ltd.	12,464	282,434
	Jefferies Financial Group, Inc.	1,212	44,408
	JPMorgan Chase & Co.	122,126	18,147,924
	KeyCorp	69,635	1,745,053
	Lincoln National Corp.	10,260	717,995
	Loews Corp.	13,619	812,510
	M&T Bank Corp.	7,296	1,235,796
*	Markel Corp.	361	445,019
	MetLife, Inc.	22,456	1,505,899

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	80,682	$8,273,132
	Northern Trust Corp.	11,340	1,322,698
	PacWest Bancorp	1,151	53,441
	People's United Financial, Inc.	8,409	162,966
	PNC Financial Services Group, Inc.	16,108	3,318,087
	Principal Financial Group, Inc.	29,370	2,145,772
	Prosperity Bancshares, Inc.	567	41,533
	Prudential Financial, Inc.	14,337	1,599,579
	Raymond James Financial, Inc.	3,717	393,519
	Regions Financial Corp.	73,172	1,678,566
	Reinsurance Group of America, Inc.	2,846	326,806
	RenaissanceRe Holdings Ltd.	250	39,293
	Signature Bank	289	88,038
	State Street Corp.	25,275	2,388,487
	Synchrony Financial	30,228	1,287,411
	Synovus Financial Corp.	1,104	54,935
	Travelers Cos., Inc.	27,113	4,505,638
	Truist Financial Corp.	56,633	3,557,685
	U.S. Bancorp	30,187	1,756,582
	Unum Group	3,525	89,465
	Voya Financial, Inc.	1,248	84,814
	Wells Fargo & Co.	133,677	7,191,823
	WR Berkley Corp.	986	83,317
	Zions Bancorp NA	11,396	772,877
TOTAL FINANCIALS			139,136,415
HEALTH CARE — (16.0%)
	Abbott Laboratories	1,568	199,857
	Anthem, Inc.	17,704	7,807,287
	Baxter International, Inc.	16,349	1,396,859
	Becton Dickinson & Co.	4,531	1,151,508
*	Biogen, Inc.	10,718	2,422,268
*	Bio-Rad Laboratories, Inc., Class A	918	550,552
*	Boston Scientific Corp.	4,588	196,825
	Bristol-Myers Squibb Co.	99,955	6,486,080
*	Catalent, Inc.	500	51,965
*	Centene Corp.	26,665	2,073,470
	Cerner Corp.	5,320	485,184
*	Change Healthcare, Inc.	3,848	75,729
	Cigna Corp.	20,248	4,666,354
	Cooper Cos., Inc.	200	79,660
	CVS Health Corp.	101,173	10,775,936
	Danaher Corp.	20,944	5,985,586
*	DaVita, Inc.	2,753	298,343
	DENTSPLY SIRONA, Inc.	10,502	561,017
*	Elanco Animal Health, Inc.	6,840	178,114
*	Envista Holdings Corp.	1,720	74,373
	Gilead Sciences, Inc.	48,744	3,347,738
*	Henry Schein, Inc.	11,024	830,107
*	Hologic, Inc.	3,676	258,202
*	Horizon Therapeutics PLC	1,145	106,863
	Humana, Inc.	9,065	3,558,012
*	IQVIA Holdings, Inc.	820	200,818
*	Jazz Pharmaceuticals PLC	6,215	863,326
*	Laboratory Corp. of America Holdings	14,026	3,806,095
	McKesson Corp.	3,387	869,511
	Medtronic PLC	45,478	4,706,518
	Merck & Co., Inc.	9,218	751,083
	PerkinElmer, Inc.	2,956	508,935

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	367,606	$19,369,160
	Quest Diagnostics, Inc.	17,859	2,411,322
*	Regeneron Pharmaceuticals, Inc.	3,578	2,177,535
	STERIS PLC	6,062	1,360,313
*	Syneos Health, Inc.	3,195	289,339
#*	Teladoc Health, Inc.	452	34,673
	Teleflex, Inc.	157	48,700
	Thermo Fisher Scientific, Inc.	15,941	9,266,503
*	United Therapeutics Corp.	775	156,449
	UnitedHealth Group, Inc.	131	61,907
	Universal Health Services, Inc., Class B	11,058	1,438,203
*	Vertex Pharmaceuticals, Inc.	1,318	320,340
	Viatris, Inc.	77,958	1,167,031
	Zimmer Biomet Holdings, Inc.	9,350	1,150,237
TOTAL HEALTH CARE			104,575,887
INDUSTRIALS — (12.3%)
	AECOM	13,929	962,912
	AGCO Corp.	9,374	1,098,633
*	Alaska Air Group, Inc.	2,988	163,563
	AMERCO	2,175	1,324,466
	AMETEK, Inc.	4,643	635,023
	Arcosa, Inc.	1,576	73,536
*	Builders FirstSource, Inc.	16,700	1,135,433
*	CACI International, Inc., Class A	200	49,492
	Canadian Pacific Railway Ltd.	19,441	1,388,087
	Carlisle Cos., Inc.	7,596	1,697,250
	Carrier Global Corp.	47,193	2,250,162
	CSX Corp.	12,581	430,522
	Cummins, Inc.	11,334	2,503,454
	Deere & Co.	199	74,904
*	Delta Air Lines, Inc.	2,584	102,559
	Dover Corp.	8,834	1,500,985
	Eaton Corp. PLC	25,593	4,054,699
	Emerson Electric Co.	5,210	479,059
	FedEx Corp.	18,335	4,507,843
	Fortive Corp.	7,159	504,996
	Fortune Brands Home & Security, Inc.	12,304	1,158,668
	General Dynamics Corp.	13,487	2,860,593
	General Electric Co.	20,817	1,966,790
*	GXO Logistics, Inc.	14,263	1,158,298
	Howmet Aerospace, Inc.	44,451	1,381,982
	Hubbell, Inc.	2,329	436,198
	Huntington Ingalls Industries, Inc.	508	95,098
	IHS Markit Ltd.	2,405	280,880
	Ingersoll Rand, Inc.	18,883	1,061,413
	ITT, Inc.	400	36,768
	Jacobs Engineering Group, Inc.	8,358	1,088,044
*	JetBlue Airways Corp.	3,982	58,257
	Johnson Controls International PLC	36,356	2,641,990
	L3Harris Technologies, Inc.	4,201	879,227
	Leidos Holdings, Inc.	16,426	1,469,306
*	MasTec, Inc.	425	36,605
*	Middleby Corp.	1,625	300,950
	Nielsen Holdings PLC	4,829	91,075
	Norfolk Southern Corp.	17,447	4,745,410
	Northrop Grumman Corp.	1,770	654,723
	Oshkosh Corp.	4,557	518,632
	Otis Worldwide Corp.	2,174	185,725

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	8,674	$769,384
	PACCAR, Inc.	23,388	2,174,850
	Parker-Hannifin Corp.	8,862	2,747,309
	Pentair PLC	17,893	1,139,784
	Quanta Services, Inc.	17,126	1,759,183
	Raytheon Technologies Corp.	44,815	4,041,865
	Republic Services, Inc.	37,656	4,807,165
	Roper Technologies, Inc.	1,058	462,515
*	Sensata Technologies Holding PLC	18,330	1,051,409
	Snap-on, Inc.	6,398	1,332,383
*	Southwest Airlines Co.	29,586	1,324,269
	Stanley Black & Decker, Inc.	17,519	3,059,693
#*	Sunrun, Inc.	2,269	58,835
	Textron, Inc.	32,300	2,198,338
	Trane Technologies PLC	11,386	1,970,917
*	United Airlines Holdings, Inc.	17,659	757,218
*	United Rentals, Inc.	6,074	1,944,409
	Westinghouse Air Brake Technologies Corp.	6,704	595,986
*	XPO Logistics, Inc.	10,163	672,486
TOTAL INDUSTRIALS			80,912,208
INFORMATION TECHNOLOGY — (9.6%)
*	Akamai Technologies, Inc.	7,158	819,949
	Amdocs Ltd.	15,020	1,139,868
	Analog Devices, Inc.	14,527	2,381,992
*	Arrow Electronics, Inc.	9,787	1,213,588
	Avnet, Inc.	1,297	52,347
	Broadcom, Inc.	152	89,054
*	Ciena Corp.	1,583	104,969
	Cisco Systems, Inc.	1,642	91,410
	Cognizant Technology Solutions Corp., Class A	35,955	3,071,276
	Concentrix Corp.	2,352	472,728
	Corning, Inc.	87,648	3,684,722
*	Dell Technologies, Inc., Class C	862	48,970
	Dolby Laboratories, Inc., Class A	2,820	247,737
*	DXC Technology Co.	10,899	327,842
	Fidelity National Information Services, Inc.	17,682	2,120,425
*	First Solar, Inc.	1,244	97,505
*	Fiserv, Inc.	13,337	1,409,721
*	Flex Ltd.	51,876	839,354
	Global Payments, Inc.	5,589	837,679
	Hewlett Packard Enterprise Co.	169,352	2,765,518
	HP, Inc.	106,724	3,919,972
#*	II-VI, Inc.	781	49,515
	Intel Corp.	262,433	12,811,979
	International Business Machines Corp.	7,866	1,050,662
*	IPG Photonics Corp.	430	66,422
	Jabil, Inc.	5,001	307,511
	Juniper Networks, Inc.	24,251	844,420
*	Kyndryl Holdings, Inc.	1,573	26,552
	Lam Research Corp.	481	283,752
	Marvell Technology, Inc.	24,933	1,780,216
	Microchip Technology, Inc.	104	8,058
	Micron Technology, Inc.	87,168	7,171,311
	MKS Instruments, Inc.	200	31,066
*	ON Semiconductor Corp.	45,588	2,689,692
*	Qorvo, Inc.	11,900	1,633,632
*	salesforce.com, Inc.	763	177,497
	Skyworks Solutions, Inc.	7,913	1,159,413

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	SS&C Technologies Holdings, Inc.	23,811	$1,901,785
	TD SYNNEX Corp.	2,852	298,234
	TE Connectivity Ltd.	21,409	3,061,701
*	Teledyne Technologies, Inc.	301	126,850
	Vontier Corp.	2,863	80,479
*	Western Digital Corp.	32,201	1,666,080
	Xerox Holdings Corp.	3,127	66,011
TOTAL INFORMATION TECHNOLOGY			63,029,464
MATERIALS — (7.7%)
	Air Products & Chemicals, Inc.	6,186	1,745,194
	Albemarle Corp.	10,443	2,305,188
	Alcoa Corp.	4,536	257,237
	Amcor PLC	77,242	927,676
*	Arconic Corp.	3,229	99,873
	Celanese Corp.	1,990	309,863
	CF Industries Holdings, Inc.	24,426	1,682,219
*	Cleveland-Cliffs, Inc.	15,656	268,344
	Corteva, Inc.	30,578	1,470,190
	Dow, Inc.	55,732	3,328,872
	DuPont de Nemours, Inc.	15,323	1,173,742
	Eastman Chemical Co.	19,127	2,274,774
	FMC Corp.	1,524	168,204
	Freeport-McMoRan, Inc.	103,786	3,862,915
	Huntsman Corp.	3,237	115,982
	International Flavors & Fragrances, Inc.	10,181	1,343,077
	International Paper Co.	46,145	2,226,496
	Linde PLC	17,975	5,728,273
	LyondellBasell Industries NV, Class A	23,124	2,236,784
	Martin Marietta Materials, Inc.	6,236	2,426,552
	Mosaic Co.	23,716	947,454
	Newmont Corp.	43,787	2,678,451
	Nucor Corp.	41,885	4,247,139
	Packaging Corp. of America	10,295	1,550,736
	Reliance Steel & Aluminum Co.	8,693	1,328,986
	Royal Gold, Inc.	1,182	120,032
	Sonoco Products Co.	945	53,525
	Steel Dynamics, Inc.	28,855	1,602,030
*	Sylvamo Corp.	4,195	124,969
	Valvoline, Inc.	14,513	478,058
	Vulcan Materials Co.	10,270	1,954,484
	Westlake Chemical Corp.	8,620	850,363
	WestRock Co.	13,393	618,221
TOTAL MATERIALS			50,505,903
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	21,898	2,219,143
*	Howard Hughes Corp.	807	77,722
*	Jones Lang LaSalle, Inc.	4,563	1,144,355
TOTAL REAL ESTATE			3,441,220
UTILITIES — (0.2%)
	NRG Energy, Inc.	18,805	750,884

VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	27,232	$593,930
TOTAL UTILITIES		1,344,814
TOTAL COMMON STOCKS Cost ($419,633,706)		655,092,896

SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	56,196	650,135
TOTAL INVESTMENTS — (100.0%)
(Cost $420,283,795)^^			$655,743,031
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$60,496,197	—	—	$60,496,197
Consumer Discretionary	43,360,874	—	—	43,360,874
Consumer Staples	42,905,222	—	—	42,905,222
Energy	65,384,692	—	—	65,384,692
Financials	139,136,415	—	—	139,136,415
Health Care	104,575,887	—	—	104,575,887
Industrials	80,912,208	—	—	80,912,208
Information Technology	63,029,464	—	—	63,029,464
Materials	50,505,903	—	—	50,505,903
Real Estate	3,441,220	—	—	3,441,220
Utilities	1,344,814	—	—	1,344,814
Securities Lending Collateral	—	$650,135	—	650,135
TOTAL	$655,092,896	$650,135	—	$655,743,031

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (5.7%)
	Ansell Ltd.	5,190	$98,672
	Aurizon Holdings Ltd.	179,384	448,793
	Australia & New Zealand Banking Group Ltd.	222,491	4,204,821
	Bank of Queensland Ltd.	25,372	138,017
	Bendigo & Adelaide Bank Ltd.	27,893	170,366
	BlueScope Steel Ltd.	84,388	1,106,060
	Challenger Ltd.	32,863	134,241
	Cleanaway Waste Management Ltd.	140,159	286,121
*	Crown Resorts Ltd.	21,639	186,444
	Downer EDI Ltd.	65,329	252,707
	Fortescue Metals Group Ltd.	18,317	257,209
	Harvey Norman Holdings Ltd.	80,981	282,247
	IGO Ltd.	21,431	181,328
	Incitec Pivot Ltd.	181,641	425,308
	Lendlease Corp. Ltd.	50,973	360,713
	National Australia Bank Ltd.	184,158	3,553,410
	Newcrest Mining Ltd.	47,609	738,480
	Northern Star Resources Ltd.	19,927	118,763
	Orica Ltd.	31,794	315,000
	Origin Energy Ltd.	92,720	371,019
	OZ Minerals Ltd.	13,778	239,009
	QBE Insurance Group Ltd.	29,628	235,236
	Qube Holdings Ltd.	117,061	241,575
	Rio Tinto Ltd.	4,524	359,684
	Santos Ltd.	317,467	1,617,092
	Seven Group Holdings Ltd.	9,006	139,269
	South32 Ltd.	404,688	1,113,417
	Suncorp Group Ltd.	112,631	884,588
	Tabcorp Holdings Ltd.	116,070	407,821
#	TPG Telecom Ltd.	35,131	147,494
	Westpac Banking Corp.	271,300	3,912,941
	Woodside Petroleum Ltd.	93,897	1,677,846
	Worley Ltd.	14,874	122,557
TOTAL AUSTRALIA			24,728,248
AUSTRIA — (0.1%)
	Erste Group Bank AG	6,028	281,752
	Raiffeisen Bank International AG	8,433	237,029
TOTAL AUSTRIA			518,781
BELGIUM — (0.6%)
	Ageas SA	12,339	593,922
	KBC Group NV	14,235	1,238,009
	Solvay SA	5,670	683,174
TOTAL BELGIUM			2,515,105
CANADA — (10.3%)
	AltaGas Ltd.	19,080	391,912
#	ARC Resources Ltd.	76,816	899,808
	Bank of Montreal	53,042	6,003,465
	Bank of Nova Scotia	69,920	5,033,751
	Barrick Gold Corp.	112,297	2,150,398
	Cameco Corp.	9,300	180,699
	Canadian Imperial Bank of Commerce	39,822	5,000,079

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Natural Resources Ltd.	126,905	$6,462,003
	Cenovus Energy, Inc.	63,907	929,782
	Endeavour Mining PLC	22,706	505,868
	Fairfax Financial Holdings Ltd.	3,064	1,479,513
	First Quantum Minerals Ltd.	58,434	1,439,301
	iA Financial Corp., Inc.	4,105	267,100
#	Imperial Oil Ltd.	19,463	796,426
	Kinross Gold Corp.	141,588	764,996
	Lundin Mining Corp.	68,120	567,510
	Manulife Financial Corp.	80,840	1,683,092
	Nutrien Ltd.	30,035	2,096,485
	Onex Corp.	7,895	567,118
	Pan American Silver Corp.	1,266	27,434
	Pembina Pipeline Corp.	6,058	192,342
	Suncor Energy, Inc.	101,892	2,911,103
	Teck Resources Ltd., Class B	42,394	1,308,703
	Toronto-Dominion Bank	6,200	496,334
	Tourmaline Oil Corp.	29,800	1,062,452
	West Fraser Timber Co. Ltd.	10,651	985,876
#	Whitecap Resources, Inc.	23,624	166,705
TOTAL CANADA			44,370,255
DENMARK — (1.8%)
	AP Moller - Maersk AS, Class A	168	562,843
	AP Moller - Maersk AS, Class B	230	826,193
	Carlsberg AS, Class B	9,658	1,563,926
	Chr Hansen Holding AS	2,234	179,157
	Danske Bank AS	21,852	424,174
	DSV AS	9,837	1,998,688
	Rockwool International AS, Class A	166	53,981
	Rockwool International AS, Class B	794	304,110
	Tryg AS	8,848	209,660
#	Vestas Wind Systems AS	60,472	1,636,396
TOTAL DENMARK			7,759,128
FINLAND — (1.1%)
	Fortum Oyj	1,283	34,923
*	Nokia Oyj	189,492	1,130,059
	Nordea Bank Abp	131,916	1,568,541
	Stora Enso Oyj, Class R	44,580	907,517
	UPM-Kymmene Oyj	24,434	890,534
TOTAL FINLAND			4,531,574
FRANCE — (10.1%)
	Arkema SA	7,145	1,056,518
	AXA SA	58,603	1,856,015
	BNP Paribas SA	55,714	3,977,388
	Bollore SA	60,491	326,059
	Bouygues SA	26,110	920,823
	Carrefour SA	65,349	1,243,695
	Cie de Saint-Gobain	56,762	3,840,941
	Cie Generale des Etablissements Michelin SCA	19,793	3,311,840
	CNP Assurances	14,800	364,304
	Credit Agricole SA	32,751	492,721
	Danone SA	8,885	553,989
	Dassault Aviation SA	1,000	118,842
	Eiffage SA	7,415	779,118
	Electricite de France SA	53,134	511,054

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Engie SA	137,492	$2,114,875
	Faurecia SE	1,840	80,226
	Orange SA	205,995	2,419,916
	Publicis Groupe SA	18,730	1,269,161
*	Renault SA	16,430	652,968
	Sanofi	26,360	2,756,255
	Societe Generale SA	52,847	1,961,698
	TotalEnergies SE, Sponsored ADR	7,191	408,449
	TotalEnergies SE	207,414	11,795,099
	Valeo	4,327	121,107
	Vinci SA	3,777	413,984
	Vivendi SE	14,364	188,245
TOTAL FRANCE			43,535,290
GERMANY — (7.2%)
	Allianz SE	19,744	5,069,322
	BASF SE	33,045	2,530,880
	Bayer AG	32,995	2,004,574
	Bayerische Motoren Werke AG	29,120	3,082,145
*	Commerzbank AG	33,694	290,958
*	Continental AG	3,445	333,993
Ω	Covestro AG	14,357	861,319
	Daimler AG	78,830	6,290,140
*	Daimler Truck Holding AG	39,415	1,389,531
*	Deutsche Bank AG	95,150	1,323,219
	Evonik Industries AG	15,541	507,005
	Fresenius Medical Care AG & Co. KGaA	5,536	376,411
	Fresenius SE & Co. KGaA	35,668	1,472,388
	HeidelbergCement AG	14,794	1,029,493
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,535	802,543
	RWE AG	30,035	1,266,944
*	Siemens Energy AG	7,688	172,925
*	Talanx AG	4,970	237,870
	Telefonica Deutschland Holding AG	116,895	335,579
	Uniper SE	8,231	372,451
	United Internet AG	3,685	144,513
*	Vitesco Technologies Group AG, Class A	689	34,109
	Volkswagen AG	3,115	902,036
TOTAL GERMANY			30,830,348
HONG KONG — (2.1%)
Ω	BOC Aviation Ltd.	18,500	155,533
	BOC Hong Kong Holdings Ltd.	196,000	756,822
*	Cathay Pacific Airways Ltd.	103,090	86,117
	CK Asset Holdings Ltd.	200,717	1,339,868
	CK Hutchison Holdings Ltd.	208,012	1,478,409
	CK Infrastructure Holdings Ltd.	24,500	150,978
	Hang Lung Properties Ltd.	147,000	314,495
	Hang Seng Bank Ltd.	25,300	500,884
	Henderson Land Development Co. Ltd.	68,255	298,492
	HKT Trust & HKT Ltd.	402,000	548,567
	MTR Corp. Ltd.	91,660	496,140
	New World Development Co. Ltd.	137,460	561,154
	Orient Overseas International Ltd.	4,000	99,077
	Sino Land Co. Ltd.	252,822	327,580
	Sun Hung Kai Properties Ltd.	95,362	1,163,465
	Swire Pacific Ltd., Class A	39,000	236,265
	Swire Pacific Ltd., Class B	92,500	91,697

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	927,189	$620,298
TOTAL HONG KONG			9,225,841
IRELAND — (0.4%)
	CRH PLC	3,847	193,082
	CRH PLC, Sponsored ADR	32,143	1,620,329
TOTAL IRELAND			1,813,411
ISRAEL — (0.4%)
	Bank Hapoalim BM	59,683	619,374
	Bank Leumi Le-Israel BM	19,927	213,717
	Israel Discount Bank Ltd., Class A	109,249	732,607
	Phoenix Holdings Ltd.	14,562	173,857
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	20,578	173,473
TOTAL ISRAEL			1,913,028
ITALY — (2.2%)
	Assicurazioni Generali SpA	21,419	450,757
	Eni SpA	116,833	1,754,971
	Intesa Sanpaolo SpA	734,952	2,184,159
	Mediobanca Banca di Credito Finanziario SpA	18,386	210,641
	Stellantis NV	92,058	1,777,536
	Telecom Italia SpA	1,601,899	754,942
	Telecom Italia SpA	480,955	214,779
	Telecom Italia SpA, Sponsored ADR	18,000	84,600
#	Tenaris SA, ADR	3,840	93,619
	UniCredit SpA	124,578	1,979,967
	UnipolSai Assicurazioni SpA	15,811	46,163
TOTAL ITALY			9,552,134
JAPAN — (19.8%)
	Acom Co. Ltd.	27,300	76,620
	AEON Financial Service Co. Ltd.	9,900	103,904
	AGC, Inc.	21,000	963,803
	Air Water, Inc.	14,300	217,967
	Aisin Corp.	16,400	595,533
	Alfresa Holdings Corp.	12,800	182,513
	Alps Alpine Co. Ltd.	17,000	185,410
	Amada Co. Ltd.	24,400	236,229
	Aozora Bank Ltd.	6,400	143,891
	Asahi Group Holdings Ltd.	5,400	220,432
	Asahi Kasei Corp.	75,200	742,820
	Bank of Kyoto Ltd.	2,500	116,557
	Bridgestone Corp.	19,400	849,550
	Brother Industries Ltd.	21,500	395,945
	Canon Marketing Japan, Inc.	6,700	136,841
#	Canon, Inc.	29,300	692,966
	Chiba Bank Ltd.	30,300	195,879
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	110,265
	COMSYS Holdings Corp.	1,900	45,209
	Concordia Financial Group Ltd.	57,500	236,288
	Credit Saison Co. Ltd.	9,900	110,507
	Dai Nippon Printing Co. Ltd.	14,500	348,074
	Daicel Corp.	28,800	212,440
	Dai-ichi Life Holdings, Inc.	37,200	837,352
	Daio Paper Corp.	1,300	21,151
	Daiwa House Industry Co. Ltd.	18,500	539,888

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	116,000	$698,981
	DeNA Co. Ltd.	2,800	43,540
	Denka Co. Ltd.	5,400	190,178
	Dentsu Group, Inc.	1,300	45,021
	DIC Corp.	8,000	205,242
	Dowa Holdings Co. Ltd.	4,900	212,434
	Ebara Corp.	1,800	88,221
	ENEOS Holdings, Inc.	231,227	920,890
	Fuji Media Holdings, Inc.	1,800	18,161
	FUJIFILM Holdings Corp.	1,000	67,036
	Fukuoka Financial Group, Inc.	9,200	180,680
	Fukuyama Transporting Co. Ltd.	3,000	94,423
	Hankyu Hanshin Holdings, Inc.	17,500	509,625
	Haseko Corp.	17,600	223,477
	Hino Motors Ltd.	25,600	222,526
	Hitachi Construction Machinery Co. Ltd.	6,200	157,649
	Hitachi Ltd.	21,000	1,091,496
	Honda Motor Co. Ltd.	108,400	3,192,680
	House Foods Group, Inc.	1,700	43,686
	Idemitsu Kosan Co. Ltd.	18,100	463,752
	IHI Corp.	8,900	179,719
	Iida Group Holdings Co. Ltd.	14,400	299,586
	INFRONEER Holdings, Inc.	6,200	57,132
	Inpex Corp.	102,100	1,032,179
	Isetan Mitsukoshi Holdings Ltd.	13,100	102,977
	Isuzu Motors Ltd.	53,500	655,375
#	ITOCHU Corp.	24,400	783,886
	Iwatani Corp.	1,100	51,858
	Izumi Co. Ltd.	1,100	30,428
	J Front Retailing Co. Ltd.	19,100	171,352
*	Japan Airlines Co. Ltd.	2,600	49,212
	Japan Post Holdings Co. Ltd.	29,400	250,945
	Japan Post Insurance Co. Ltd.	10,000	175,337
	JFE Holdings, Inc.	40,600	521,582
	JGC Holdings Corp.	6,800	66,819
	JTEKT Corp.	21,300	185,282
	Kajima Corp.	40,900	493,974
	Kamigumi Co. Ltd.	6,400	123,670
	Kaneka Corp.	7,200	234,539
	Kawasaki Heavy Industries Ltd.	15,400	298,430
	Keihan Holdings Co. Ltd.	2,100	48,697
	Kinden Corp.	7,000	100,059
	Komatsu Ltd.	19,800	497,553
	Konica Minolta, Inc.	16,600	69,976
	K's Holdings Corp.	13,800	135,801
	Kuraray Co. Ltd.	35,100	315,333
	Kyocera Corp.	6,800	419,365
	Kyowa Exeo Corp.	1,900	38,616
	Lixil Corp.	23,100	528,762
	Mabuchi Motor Co. Ltd.	2,700	85,009
	Marubeni Corp.	95,900	986,805
*	Mazda Motor Corp.	29,200	224,950
	Mebuki Financial Group, Inc.	28,540	63,666
	Medipal Holdings Corp.	8,800	158,356
	Mitsubishi Chemical Holdings Corp.	105,400	826,777
	Mitsubishi Corp.	56,900	1,931,893
	Mitsubishi Electric Corp.	71,600	896,675
	Mitsubishi Estate Co. Ltd.	20,000	288,048
	Mitsubishi Gas Chemical Co., Inc.	16,700	319,894

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi HC Capital, Inc.	76,800	$396,648
	Mitsubishi Heavy Industries Ltd.	24,200	657,257
	Mitsubishi Logistics Corp.	2,599	62,736
	Mitsubishi Materials Corp.	11,500	205,143
*	Mitsubishi Motors Corp.	44,600	127,342
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,413,602
	Mitsui & Co. Ltd.	50,000	1,246,768
	Mitsui Chemicals, Inc.	19,900	532,218
	Mitsui Fudosan Co. Ltd.	47,300	1,013,986
#	Mitsui OSK Lines Ltd.	8,800	681,494
	Mizuho Financial Group, Inc.	73,620	997,257
	Morinaga Milk Industry Co. Ltd.	3,000	145,446
	MS&AD Insurance Group Holdings, Inc.	14,650	502,488
	NEC Corp.	21,700	846,588
	NGK Insulators Ltd.	19,900	336,265
	NGK Spark Plug Co. Ltd.	14,700	249,899
	NH Foods Ltd.	8,400	323,939
	Nikon Corp.	21,300	222,307
	Nippon Electric Glass Co. Ltd.	5,400	134,894
	Nippon Express Holdings, Inc.	7,600	450,404
	Nippon Shokubai Co. Ltd.	2,300	108,312
	Nippon Steel Corp.	31,718	518,417
	Nippon Yusen KK	3,400	266,537
*	Nissan Motor Co. Ltd.	143,300	758,428
	Nisshin Seifun Group, Inc.	6,400	89,870
	Nitto Denko Corp.	1,000	77,860
	NOK Corp.	9,000	96,227
	Nomura Holdings, Inc.	111,100	490,789
	Nomura Real Estate Holdings, Inc.	12,900	302,077
	NSK Ltd.	35,700	243,511
	Obayashi Corp.	70,100	567,960
	Oji Holdings Corp.	93,000	495,046
	ORIX Corp.	72,600	1,497,529
	Otsuka Holdings Co. Ltd.	6,500	221,762
	PALTAC Corp.	1,700	65,156
	Panasonic Corp.	69,500	765,161
	Rengo Co. Ltd.	20,300	151,482
	Resona Holdings, Inc.	101,400	435,760
	Ricoh Co. Ltd.	44,800	378,310
	Sankyu, Inc.	1,000	36,178
	SBI Holdings, Inc.	2,900	74,808
	Sega Sammy Holdings, Inc.	3,000	50,372
	Seiko Epson Corp.	20,600	320,876
	Seino Holdings Co. Ltd.	7,900	78,380
	Sekisui Chemical Co. Ltd.	8,800	153,859
	Sekisui House Ltd.	43,100	873,213
	Seven & I Holdings Co. Ltd.	31,500	1,602,047
	Shimamura Co. Ltd.	1,900	173,843
	Shimizu Corp.	58,900	392,181
	Shizuoka Bank Ltd.	13,000	102,147
	Showa Denko KK	14,800	307,452
	SoftBank Group Corp.	59,400	2,631,393
	Sojitz Corp.	17,994	281,998
	Sompo Holdings, Inc.	22,097	1,033,995
	Stanley Electric Co. Ltd.	5,400	126,221
	Subaru Corp.	47,600	866,384
	Sumitomo Bakelite Co. Ltd.	200	9,638
	Sumitomo Chemical Co. Ltd.	192,000	968,266
	Sumitomo Corp.	28,300	437,388

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Dainippon Pharma Co. Ltd.	11,400	$124,080
	Sumitomo Electric Industries Ltd.	71,600	949,308
	Sumitomo Forestry Co. Ltd.	11,400	200,704
	Sumitomo Heavy Industries Ltd.	12,100	317,776
	Sumitomo Metal Mining Co. Ltd.	6,800	314,090
	Sumitomo Mitsui Financial Group, Inc.	42,796	1,541,553
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	587,984
	Sumitomo Realty & Development Co. Ltd.	18,000	556,923
	Sumitomo Rubber Industries Ltd.	17,500	182,101
	Suzuken Co. Ltd.	5,100	151,370
	Suzuki Motor Corp.	8,000	340,593
	T&D Holdings, Inc.	43,200	638,423
	Taiheiyo Cement Corp.	12,600	250,692
	Taisei Corp.	14,700	481,881
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	63,846
	Takeda Pharmaceutical Co. Ltd.	97,467	2,824,904
	TDK Corp.	3,900	140,848
	Teijin Ltd.	18,500	233,225
	THK Co. Ltd.	2,000	49,973
	Toda Corp.	12,000	77,522
	Tokai Carbon Co. Ltd.	13,400	138,980
	Tokio Marine Holdings, Inc.	13,500	805,594
	Tokyo Tatemono Co. Ltd.	17,400	259,372
	Tokyu Fudosan Holdings Corp.	70,500	386,212
	Toppan, Inc.	12,200	232,069
	Toray Industries, Inc.	106,900	675,588
	Tosoh Corp.	26,000	406,809
	Toyo Seikan Group Holdings Ltd.	11,800	143,734
	Toyo Tire Corp.	8,600	121,597
	Toyoda Gosei Co. Ltd.	6,400	134,509
	Toyota Boshoku Corp.	5,200	92,172
	Toyota Industries Corp.	5,900	460,251
	Toyota Motor Corp.	444,150	8,777,812
	Toyota Tsusho Corp.	16,600	673,188
	Tsumura & Co.	2,200	62,398
	Ube Industries Ltd.	10,600	190,583
	Yamada Holdings Co. Ltd.	53,500	180,555
	Yamaha Motor Co. Ltd.	25,400	604,863
	Yamazaki Baking Co. Ltd.	6,500	92,936
	Yokohama Rubber Co. Ltd.	11,900	173,485
	Zeon Corp.	13,700	158,975
TOTAL JAPAN			85,285,241
NETHERLANDS — (4.3%)
Ω	ABN AMRO Bank NV	22,292	357,766
	Aegon NV	79,592	449,018
	Akzo Nobel NV	9,206	952,891
	ArcelorMittal SA	15,639	464,531
	ArcelorMittal SA	26,823	795,560
	ASM International NV	65	22,333
	Coca-Cola Europacific Partners PLC	8,890	510,989
	Heineken NV	9,128	978,947
	ING Groep NV, Sponsored ADR	18,092	267,761
	ING Groep NV	118,234	1,748,575
	Koninklijke Ahold Delhaize NV	133,198	4,318,908
	Koninklijke DSM NV	10,652	1,996,828
	Koninklijke KPN NV	190,617	628,751
	Koninklijke Philips NV	31,201	1,037,848
	Koninklijke Philips NV	1,000	33,299

VA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	NN Group NV	17,527	$980,848
	Randstad NV	11,237	731,008
	Shell PLC	36,847	946,552
	Stellantis NV	53,038	1,024,177
	Universal Music Group NV	14,364	354,635
TOTAL NETHERLANDS			18,601,225
NEW ZEALAND — (0.3%)
*	Auckland International Airport Ltd.	53,001	251,590
	Chorus Ltd.	24,155	110,610
	EBOS Group Ltd.	10,860	279,185
	Fletcher Building Ltd.	58,153	247,329
	Fonterra Co-operative Group Ltd.	4,389	10,144
#	Ryman Healthcare Ltd.	14,006	91,583
	Summerset Group Holdings Ltd.	12,089	97,441
TOTAL NEW ZEALAND			1,087,882
NORWAY — (1.1%)
	Austevoll Seafood ASA	5,842	77,371
	DNB Bank ASA	64,001	1,523,236
Ω	Elkem ASA	13,655	49,806
	Equinor ASA	34,186	942,433
	Leroy Seafood Group ASA	7,063	58,874
	Norsk Hydro ASA	115,750	889,575
	Schibsted ASA, Class A	1,439	42,630
	Schibsted ASA, Class B	784	20,545
	SpareBank 1 SR-Bank ASA	10,821	161,692
	Storebrand ASA	27,367	291,770
	Subsea 7 SA	23,150	174,048
*	Wallenius Wilhelmsen ASA	7,540	40,853
	Yara International ASA	7,693	395,019
TOTAL NORWAY			4,667,852
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	10,622	223,290
	Galp Energia SGPS SA	8,363	92,213
TOTAL PORTUGAL			315,503
SINGAPORE — (0.7%)
	City Developments Ltd.	40,600	213,271
	Frasers Property Ltd.	23,600	19,433
	Hongkong Land Holdings Ltd.	54,500	295,167
	Jardine Cycle & Carriage Ltd.	9,300	139,810
	Keppel Corp. Ltd.	182,400	769,037
	Oversea-Chinese Banking Corp. Ltd.	37,000	344,406
*	Singapore Airlines Ltd.	167,500	624,792
	Singapore Land Group Ltd.	13,400	25,857
	UOL Group Ltd.	40,699	220,709
	Wilmar International Ltd.	49,000	155,878
	Yangzijiang Shipbuilding Holdings Ltd.	240,600	230,844
TOTAL SINGAPORE			3,039,204
SPAIN — (1.9%)
	Banco Bilbao Vizcaya Argentaria SA	267,112	1,705,411
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	32,700	208,626

VA International Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Santander SA	1,370,586	$4,806,099
	CaixaBank SA	92,943	299,033
	Repsol SA	100,105	1,272,095
TOTAL SPAIN			8,291,264
SWEDEN — (2.8%)
	AFRY AB	4,206	94,333
	BillerudKorsnas AB	15,047	239,247
	Boliden AB	30,789	1,246,725
	Bure Equity AB	4,619	159,375
Ω	Dometic Group AB	16,857	186,730
	Electrolux AB, Class B	9,853	205,013
	Getinge AB, Class B	15,745	615,560
	Holmen AB, Class B	6,910	335,617
	Husqvarna AB, Class B	10,631	147,813
	Industrivarden AB, Class A	677	21,401
	Intrum AB	3,440	103,563
	JM AB	4,334	164,156
#*	Millicom International Cellular SA	5,562	148,471
*	Pandox AB	2,525	36,709
	Peab AB, Class B	18,301	205,704
	Saab AB, Class B	4,297	101,899
	Securitas AB, Class B	18,815	227,252
	Skandinaviska Enskilda Banken AB, Class A	64,380	832,230
	Skanska AB, Class B	17,236	421,987
	SKF AB, Class B	35,749	783,694
*	SSAB AB, Class A	13,891	82,240
*	SSAB AB, Class B	29,971	156,046
	Svenska Cellulosa AB SCA, Class A	318	5,530
#	Svenska Cellulosa AB SCA, Class B	19,810	344,964
	Svenska Handelsbanken AB, Class A	44,022	469,167
	Swedbank AB, Class A	31,969	625,896
	Tele2 AB, Class B	40,866	594,603
	Telefonaktiebolaget LM Ericsson, Class B	21,046	262,782
	Telia Co. AB	175,120	690,217
	Trelleborg AB, Class B	20,413	513,977
	Volvo AB, Class A	9,778	223,662
	Volvo AB, Class B	70,960	1,601,313
TOTAL SWEDEN			11,847,876
SWITZERLAND — (8.7%)
	ABB Ltd.	49,794	1,726,446
	Adecco Group AG	13,923	663,197
#	Alcon, Inc.	18,965	1,457,347
	Baloise Holding AG	3,212	562,667
	Barry Callebaut AG	25	57,391
	Cie Financiere Richemont SA, Class A	24,287	3,529,722
	Credit Suisse Group AG	50,891	483,740
#	Credit Suisse Group AG, Sponsored ADR	77,716	740,633
	Holcim Ltd.	48,967	2,652,144
	Julius Baer Group Ltd.	20,549	1,342,870
	Novartis AG, Sponsored ADR	91,349	7,939,142
	Novartis AG	14,430	1,253,815
	SIG Combibloc Group AG	23,717	551,038
	Swatch Group AG	1,367	398,784
	Swatch Group AG	2,714	152,351
	Swiss Life Holding AG	2,132	1,372,176
	Swiss Prime Site AG	2,133	210,903

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	13,170	$1,434,975
	Swisscom AG	2,638	1,507,815
#*	UBS Group AG	216,179	4,018,065
	Vifor Pharma AG	2,717	481,308
	Zurich Insurance Group AG	10,576	5,058,588
TOTAL SWITZERLAND			37,595,117
UNITED KINGDOM — (14.4%)
	Abrdn Plc	95,310	311,700
Ω	Airtel Africa PLC	45,493	94,132
	Anglo American PLC	55,028	2,425,936
	Aviva PLC	443,489	2,618,361
#	Barclays PLC, Sponsored ADR	231,313	2,518,998
	Barratt Developments PLC	24,875	206,886
	Bellway PLC	7,263	279,474
	BP PLC, Sponsored ADR	129,464	4,003,024
	BP PLC	704,505	3,652,099
#	British American Tobacco PLC, Sponsored ADR	14,611	627,835
	British American Tobacco PLC	101,910	4,351,045
	BT Group PLC	861,090	2,280,744
*	Centrica PLC	50,747	49,898
	DS Smith PLC	99,036	505,772
	Glencore PLC	795,673	4,145,148
	HSBC Holdings PLC, Sponsored ADR	132,381	4,708,792
*	Informa PLC	8,957	67,754
	Investec PLC	4,296	24,739
	J Sainsbury PLC	209,983	825,138
*Ω	Just Eat Takeaway.com NV	2,870	141,723
	Kingfisher PLC	188,068	843,364
	Lloyds Banking Group PLC	3,121,380	2,166,147
	Lloyds Banking Group PLC, ADR	608,371	1,666,936
	M&G PLC	150,453	440,333
*	Marks & Spencer Group PLC	74,512	220,511
	Melrose Industries PLC	151,436	308,477
	Natwest Group PLC	23,998	78,876
	Natwest Group PLC, Sponsored ADR	91,424	604,313
	Pearson PLC	12,532	104,635
#	Pearson PLC, Sponsored ADR	23,439	199,231
	Phoenix Group Holdings PLC	29,956	268,178
	Royal Mail PLC	69,650	416,204
	Shell PLC	274,477	14,108,118
	Standard Chartered PLC	99,248	722,798
	Taylor Wimpey PLC	97,829	200,702
	Tesco PLC	183,674	737,759
	Vodafone Group PLC	1,724,402	3,027,817
#	Vodafone Group PLC, Sponsored ADR	63,098	1,104,843
	WPP PLC	58,698	920,415
TOTAL UNITED KINGDOM			61,978,855
TOTAL COMMON STOCKS			414,003,162
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	5,480	474,273
	Porsche Automobil Holding SE	7,818	732,147
	Volkswagen AG	18,370	3,825,960
TOTAL GERMANY			5,032,380

VA International Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	1,119	$10,564
TOTAL INVESTMENT SECURITIES (Cost $368,281,222)			419,046,106

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	1,006,397	11,643,007
TOTAL INVESTMENTS — (100.0%)
(Cost $379,922,319)^^			$430,689,113
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$24,728,248	—	$24,728,248
Austria	—	518,781	—	518,781
Belgium	—	2,515,105	—	2,515,105
Canada	$44,370,255	—	—	44,370,255
Denmark	—	7,759,128	—	7,759,128
Finland	—	4,531,574	—	4,531,574
France	408,449	43,126,841	—	43,535,290
Germany	2,054,140	28,776,208	—	30,830,348
Hong Kong	—	9,225,841	—	9,225,841
Ireland	1,620,329	193,082	—	1,813,411
Israel	173,473	1,739,555	—	1,913,028
Italy	178,219	9,373,915	—	9,552,134
Japan	—	85,285,241	—	85,285,241
Netherlands	1,096,620	17,504,605	—	18,601,225
New Zealand	—	1,087,882	—	1,087,882
Norway	—	4,667,852	—	4,667,852
Portugal	—	315,503	—	315,503
Singapore	—	3,039,204	—	3,039,204
Spain	208,626	8,082,638	—	8,291,264
Sweden	—	11,847,876	—	11,847,876
Switzerland	11,095,183	26,499,934	—	37,595,117
United Kingdom	29,542,090	32,436,765	—	61,978,855
Preferred Stocks
Germany	—	5,032,380	—	5,032,380
Rights/Warrants
Canada	—	10,564	—	10,564
Securities Lending Collateral	—	11,643,007	—	11,643,007
TOTAL	$90,747,384	$339,941,729	—	$430,689,113

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (6.1%)
*	A2B Australia Ltd.	9,538	$8,119
	Accent Group Ltd.	47,571	68,442
	Adairs Ltd.	18,596	40,771
	Adbri Ltd.	52,021	108,437
*	Ainsworth Game Technology Ltd.	11,272	9,988
*	Alcidion Group Ltd.	58,601	10,007
	Alcidion Group Ltd.	1,352	229
*	Alkane Resources Ltd.	52,288	30,565
*	Alliance Aviation Services Ltd.	13,267	36,619
#*	AMA Group Ltd.	91,149	27,974
#*	American Pacific Borates Ltd.	13,172	22,542
*	AMP Ltd.	379,404	236,494
	Ansell Ltd.	5,526	105,060
#	Appen Ltd.	8,346	57,618
*	Arafura Resources Ltd.	267,320	37,386
	ARB Corp. Ltd.	9,454	311,499
#*	Archer Materials Ltd.	10,038	7,753
#*	Ardent Leisure Group Ltd.	72,872	70,092
*	Artemis Resources Ltd.	221,357	11,907
*	Atomos Ltd.	10,759	6,547
	AUB Group Ltd.	8,931	147,487
#*	Audinate Group Ltd.	3,660	20,799
#*	Aurelia Metals Ltd.	145,235	43,457
*	Aussie Broadband Ltd.	6,055	18,201
	Austal Ltd.	44,617	63,642
*	Australian Agricultural Co. Ltd.	47,194	48,436
	Australian Ethical Investment Ltd.	2,563	16,904
	Australian Finance Group Ltd.	24,189	37,889
	Australian Pharmaceutical Industries Ltd.	52,628	56,641
*	Australian Strategic Materials Ltd.	11,646	69,502
	Australian Vintage Ltd.	35,719	18,166
	Auswide Bank Ltd.	4,247	20,094
	AVJennings Ltd.	30,044	12,361
	Baby Bunting Group Ltd.	13,837	49,959
	Bapcor Ltd.	40,726	204,063
	Base Resources Ltd.	50,358	11,610
	Beach Energy Ltd.	211,055	222,944
	Beacon Lighting Group Ltd.	7,593	14,575
	Bega Cheese Ltd.	40,749	147,556
	Bell Financial Group Ltd.	16,281	19,234
*	Bellevue Gold Ltd.	106,201	58,674
*	Betmakers Technology Group Ltd.	25,815	11,520
#*	Bigtincan Holdings Ltd.	32,416	20,967
	Blackmores Ltd.	1,767	102,620
*	Blue Sky Alternative Investments Ltd.	3,762	0
#*	Boss Energy Ltd.	15,118	22,071
	Bravura Solutions Ltd.	28,416	43,591
	Breville Group Ltd.	11,239	228,897
	Brickworks Ltd.	9,062	145,641
	BWX Ltd.	19,804	47,629
*	Byron Energy Ltd.	58,539	5,173
*	Calix Ltd.	11,640	42,120
	Capitol Health Ltd.	65,386	17,640
	Capral Ltd.	1,812	11,519
*	Capricorn Metals Ltd.	32,506	72,980

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cardno Ltd.	3,591	$4,404
#*	Carnarvon Energy Ltd.	130,441	24,580
	Carsales.com Ltd.	621	9,823
#	Cedar Woods Properties Ltd.	9,351	34,117
*	Chalice Mining Ltd.	19,736	109,376
	Challenger Ltd.	46,471	189,828
*	Champion Iron Ltd.	28,941	133,708
#*	City Chic Collective Ltd.	25,276	88,881
	Class Ltd.	7,230	13,075
	Cleanaway Waste Management Ltd.	55,618	113,539
	ClearView Wealth Ltd.	24,888	13,707
	Clinuvel Pharmaceuticals Ltd.	4,767	77,921
#	Clover Corp. Ltd.	25,399	27,348
*	Cobalt Blue Holdings Ltd.	39,534	16,305
	Codan Ltd.	14,939	96,208
*	Collection House Ltd.	19,602	1,453
	Collins Foods Ltd.	15,075	125,746
#*	Cooper Energy Ltd.	248,890	53,027
*	Corporate Travel Management Ltd.	9,908	147,745
	Costa Group Holdings Ltd.	61,282	121,215
	Credit Corp. Group Ltd.	8,086	195,102
	CSR Ltd.	62,643	249,543
*	Dacian Gold Ltd.	9,935	1,241
	Data#3 Ltd.	20,294	79,544
*	De Grey Mining Ltd.	95,199	77,130
*	Decmil Group Ltd.	8,928	1,898
#*	Deep Yellow Ltd.	18,426	9,923
	Deterra Royalties Ltd.	44,177	134,770
*	Develop Global Ltd.	3,286	6,732
#	Dicker Data Ltd.	5,356	48,518
	Domain Holdings Australia Ltd.	28,461	95,648
	Downer EDI Ltd.	65,844	254,700
	Eagers Automotive Ltd.	16,796	152,994
*	Eclipx Group Ltd.	44,716	66,792
#*	Ecograf Ltd.	45,072	19,897
	Elanor Investor Group	2,855	4,181
	Elders Ltd.	19,673	152,126
#*	Electro Optic Systems Holdings Ltd.	4,267	6,306
#*	Elixir Energy Ltd.	28,233	3,515
*	Elmo Software Ltd.	2,899	7,962
	Emeco Holdings Ltd.	55,197	35,074
#*	Emerald Resources NL	26,661	20,192
#*	EML Payments Ltd.	30,737	65,450
	Enero Group Ltd.	3,513	9,090
#*	EnviroSuite Ltd.	65,036	9,987
	EQT Holdings Ltd.	2,102	38,862
	Estia Health Ltd.	28,335	40,968
	Euroz Hartleys Group Ltd.	16,408	19,234
*	EVENT Hospitality & Entertainment Ltd.	10,541	100,711
*	Experience Co. Ltd.	24,597	5,639
	Fleetwood Ltd.	9,756	16,008
#*	Flight Centre Travel Group Ltd.	17,038	202,109
*	Frontier Digital Ventures Ltd.	16,646	16,665
*	G8 Education Ltd.	111,168	87,589
*	Galan Lithium Ltd.	22,234	24,436
*	Gascoyne Resources Ltd.	1,477	273
#*	Genetic Signatures Ltd.	11,777	11,463
	Genworth Mortgage Insurance Australia Ltd.	52,596	90,923
	Gold Road Resources Ltd.	116,911	111,306

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services Ltd.	2,082	$3,073
	GrainCorp Ltd., Class A	31,517	162,810
	Grange Resources Ltd.	76,730	42,126
	GUD Holdings Ltd.	18,618	162,878
	GWA Group Ltd.	32,736	58,706
	Hansen Technologies Ltd.	21,225	73,644
*	Hastings Technology Metals Ltd.	64,195	11,190
	Healius Ltd.	67,921	215,008
#*	Helloworld Travel Ltd.	7,031	11,697
	HT&E Ltd.	38,557	51,292
	HUB24 Ltd.	6,617	128,940
#*	Humm Group Ltd.	47,095	27,850
	Iluka Resources Ltd.	40,261	299,378
	Imdex Ltd.	59,186	123,820
*	Immutep Ltd.	74,141	20,185
*	Imugene Ltd.	161,063	35,982
	Infomedia Ltd.	62,093	66,088
	Inghams Group Ltd.	38,828	90,394
	Insignia Financial Ltd.	74,668	187,260
	Integral Diagnostics Ltd.	18,392	53,888
*	Integrated Research Ltd.	11,699	7,945
	InvoCare Ltd.	15,945	126,614
*	ioneer Ltd.	191,542	90,295
	IPH Ltd.	24,078	139,713
	IRESS Ltd.	21,850	176,763
	IVE Group Ltd.	9,133	10,678
*	Janison Education Group Ltd.	14,740	13,100
	Johns Lyng Group Ltd.	19,228	105,214
	Jumbo Interactive Ltd.	3,461	44,020
	Jupiter Mines Ltd.	181,844	28,405
*	Karoon Energy Ltd.	79,446	108,855
	Kelsian Group Ltd.	1,924	9,604
#	Kogan.com Ltd.	7,740	34,180
#*	Lake Resources NL	60,319	39,949
*	Lark Distilling Co. Ltd.	2,994	9,583
	Lifestyle Communities Ltd.	11,551	138,452
	Link Administration Holdings Ltd.	47,974	183,888
	Lovisa Holdings Ltd.	6,087	76,769
	MA Financial Group Ltd.	7,220	43,509
	MACA Ltd.	43,876	22,317
	Macmahon Holdings Ltd.	161,782	20,646
*	Macquarie Telecom Group Ltd.	839	36,922
*	Mayne Pharma Group Ltd.	168,566	29,905
	McMillan Shakespeare Ltd.	9,141	72,892
#	McPherson's Ltd.	7,753	4,508
	Medusa Mining Ltd.	15,386	7,010
*	Megaport Ltd.	15,072	144,989
#*	Mesoblast Ltd.	33,158	26,643
*	Metals X Ltd.	120,257	42,922
	Metcash Ltd.	123,655	347,037
#	Michael Hill International Ltd.	13,468	12,809
#*	Mincor Resources NL	45,390	52,433
*	MMA Offshore Ltd.	42,290	12,140
#	Monadelphous Group Ltd.	13,437	85,595
	Monash IVF Group Ltd.	45,202	32,368
	Money3 Corp. Ltd.	25,140	54,090
	Mount Gibson Iron Ltd.	72,538	21,665
#*	Myer Holdings Ltd.	91,183	28,451
	MyState Ltd.	13,495	47,545

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Nanosonics Ltd.	24,543	$89,209
	Navigator Global Investments Ltd.	15,251	17,437
*	Nearmap Ltd.	56,435	54,125
#*	Neometals Ltd.	38,972	36,870
	Netwealth Group Ltd.	10,993	119,060
	New Energy Solar	2,347	1,343
#	New Hope Corp. Ltd.	51,455	82,889
	nib holdings Ltd.	50,683	223,618
	Nick Scali Ltd.	8,501	82,034
	Nickel Mines Ltd.	87,103	89,463
	NICO Resources Ltd.	3,314	1,113
	Nine Entertainment Co. Holdings Ltd.	37,486	69,958
#*	Noumi Ltd.	11,266	3,027
#*	Novonix Ltd.	20,532	110,727
	NRW Holdings Ltd.	72,942	82,429
	Nufarm Ltd.	38,633	122,692
	Objective Corp. Ltd.	1,728	19,667
*	OFX Group Ltd.	28,697	46,941
*	OM Holdings Ltd.	27,595	17,356
#*	Omni Bridgeway Ltd.	29,842	69,017
*	oOh!media Ltd.	67,577	77,496
#*	Opthea Ltd.	15,349	12,442
#*	OreCorp Ltd.	14,300	7,504
	Orora Ltd.	107,433	264,516
	Over the Wire Holdings Ltd.	3,593	13,620
	OZ Minerals Ltd.	16,992	294,762
	Pacific Current Group Ltd.	4,674	23,185
	Pact Group Holdings Ltd.	26,672	44,083
*	Paladin Energy Ltd.	261,483	136,351
*	Panoramic Resources Ltd.	218,305	38,113
*	Pantoro Ltd.	101,895	21,923
	Peet Ltd.	49,105	39,315
	Pendal Group Ltd.	34,189	117,419
	PeopleIN Ltd.	7,127	20,518
	Perenti Global Ltd.	76,054	41,659
	Perpetual Ltd.	7,678	179,449
	Perseus Mining Ltd.	143,232	149,713
	Pinnacle Investment Management Group Ltd.	10,624	85,753
	Platinum Asset Management Ltd.	34,598	60,824
*	Poseidon Nickel Ltd.	149,711	10,481
*	PPK Group Ltd.	3,365	17,128
*	Praemium Ltd.	49,756	44,681
	Premier Investments Ltd.	10,251	210,328
*	Prescient Therapeutics Ltd.	56,023	8,046
	Propel Funeral Partners Ltd.	11,096	34,525
	PSC Insurance Group Ltd.	4,690	15,376
	PWR Holdings Ltd.	9,124	51,431
	Ramelius Resources Ltd.	101,081	96,882
*	ReadyTech Holdings Ltd.	3,553	8,342
*	Red 5 Ltd.	267,441	51,277
#*	Redbubble Ltd.	21,367	27,204
#	Regis Healthcare Ltd.	16,349	20,393
#	Regis Resources Ltd.	83,617	101,709
#*	Reject Shop Ltd.	1,897	8,233
	Reliance Worldwide Corp. Ltd.	68,551	253,159
*	Resolute Mining Ltd.	145,629	29,563
*	Retail Food Group Ltd.	414,056	19,978
	Ridley Corp. Ltd.	33,998	33,994
*	RPMGlobal Holdings Ltd.	21,479	29,027

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Rumble Resources Ltd.	37,032	$11,340
*	Salmat Ltd.	3,642	0
	Sandfire Resources Ltd.	45,698	219,596
	Select Harvests Ltd.	18,561	71,253
	Senex Energy Ltd.	24,358	79,521
	Servcorp Ltd.	6,297	15,255
	Service Stream Ltd.	91,018	50,449
*	Seven West Media Ltd.	118,278	52,507
	SG Fleet Group Ltd.	16,719	28,142
	Sigma Healthcare Ltd.	130,482	41,664
#*	Silver Lake Resources Ltd.	96,605	101,733
#*	Silver Mines Ltd.	82,445	11,903
	Sims Ltd.	20,627	210,008
	SmartGroup Corp. Ltd.	16,202	82,350
	Southern Cross Electrical Engineering Ltd.	24,152	9,491
	Southern Cross Media Group Ltd.	29,648	39,659
#*	Speedcast International Ltd.	29,981	0
#	St Barbara Ltd.	79,238	69,428
*	Star Entertainment Grp Ltd.	100,356	245,142
	Sunland Group Ltd.	14,139	28,148
	Super Retail Group Ltd.	19,342	159,970
*	Superloop Ltd.	62,968	47,620
	Symbio Holdings Ltd.	4,961	20,405
*	Syrah Resources Ltd.	60,800	71,819
	Tassal Group Ltd.	34,454	86,031
	Technology One Ltd.	30,048	224,789
#*	Temple & Webster Group Ltd.	7,564	45,941
*	Tiger Resources Ltd.	149,819	0
*	Tyro Payments Ltd.	24,550	39,397
	United Malt Grp Ltd.	40,486	119,578
*	Uniti Group Ltd.	56,737	169,472
	Virgin Australia Holdings Ltd.	110,192	0
#	Virtus Health Ltd.	13,215	67,821
	Vita Group Ltd.	21,798	5,250
Ω	Viva Energy Group Ltd.	92,784	141,444
*	Wagners Holding Co. Ltd.	8,025	8,553
*	Webjet Ltd.	38,425	134,517
*	West African Resources Ltd.	120,221	95,319
*	Western Areas Ltd.	49,552	121,953
	Westgold Resources Ltd.	39,022	50,571
*	Whitehaven Coal Ltd.	105,831	202,632
*	Widgie Nickel Ltd.	9,239	1,892
*	Yancoal Australia Ltd.	9,548	19,050
#*	Zip Co. Ltd.	34,210	78,754
TOTAL AUSTRALIA			18,795,494
AUSTRIA — (1.4%)
	Addiko Bank AG	2,352	32,509
	Agrana Beteiligungs AG	2,144	41,661
	ANDRITZ AG	7,826	416,371
	AT&S Austria Technologie & Systemtechnik AG	3,883	180,855
	Atrium European Real Estate Ltd.	22,585	76,694
Ω	BAWAG Group AG	7,862	471,839
*	DO & Co. AG	808	83,289
	EVN AG	4,186	123,223
#*	FACC AG	2,374	20,644
*	Flughafen Wien AG	307	9,806
#	IMMOFINANZ AG	10,232	265,422
#*	Kapsch TrafficCom AG	757	12,100

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Lenzing AG	1,530	$187,804
	Mayr Melnhof Karton AG	1,025	199,417
	Oberbank AG	414	43,713
#	Oesterreichische Post AG	3,336	140,025
	Palfinger AG	1,977	67,560
	POLYTEC Holding AG	1,603	14,101
*	Porr AG	2,323	32,872
	Raiffeisen Bank International AG	4,541	127,635
	Rosenbauer International AG	346	17,325
	S IMMO AG	5,724	146,694
*	Schoeller-Bleckmann Oilfield Equipment AG	1,398	58,945
	Semperit AG Holding	1,085	32,925
	Strabag SE	1,566	67,403
	Telekom Austria AG	18,718	161,908
	UBM Development AG	812	38,467
	UNIQA Insurance Group AG	16,188	150,050
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	132,713
	voestalpine AG	11,461	381,022
	Wienerberger AG	13,018	471,343
	Zumtobel Group AG	3,981	36,263
TOTAL AUSTRIA			4,242,598
BELGIUM — (1.6%)
#*	Acacia Pharma Group PLC	5,512	8,504
	Ackermans & van Haaren NV	2,948	569,037
*	AGFA-Gevaert NV	20,629	87,529
	Atenor	533	34,069
	Banque Nationale de Belgique	20	37,577
	Barco NV	8,728	180,246
	Bekaert SA	4,826	224,683
#*Ω	Biocartis Group NV	3,596	11,964
*	bpost SA	9,364	69,125
#*	Celyad Oncology SA	590	2,128
	Cie d'Entreprises CFE	891	120,697
	Deceuninck NV	10,393	39,404
	D'ieteren Group	2,791	486,288
	Econocom Group SA/NV	14,168	56,659
#	Elia Group SA	2,996	404,294
	Etablissements Franz Colruyt NV	1,593	64,707
#*	Euronav NV	23,728	195,851
	EVS Broadcast Equipment SA	1,783	42,432
	Exmar NV	4,511	22,614
	Fagron	5,041	86,654
*	Galapagos NV	2,605	175,538
	Gimv NV	3,318	202,261
*	Greenyard NV	2,745	28,121
	Immobel SA	570	50,826
	Ion Beam Applications	2,603	44,473
	Jensen-Group NV	507	16,425
*	Kinepolis Group NV	1,367	82,787
	Lotus Bakeries NV	37	237,310
	Melexis NV	1,773	185,904
#*	Mithra Pharmaceuticals SA	419	9,505
#*	Ontex Group NV	8,295	60,745
	Orange Belgium SA	1,706	37,047
#*	Oxurion NV	5,542	10,201
*	Picanol	234	17,791
#	Proximus SADP	14,344	292,913
	Recticel SA	4,845	92,294

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Resilux	88	$22,617
	Shurgard Self Storage SA	3,950	227,691
	Sipef NV	638	40,625
	Telenet Group Holding NV	4,438	170,368
*	Tessenderlo Group SA	1,966	76,582
	Van de Velde NV	716	26,541
	VGP NV	690	195,522
	Viohalco SA	9,200	48,154
TOTAL BELGIUM			5,096,703
CANADA — (10.3%)
*	5N Plus, Inc.	10,900	19,637
	Absolute Software Corp.	2,301	18,554
#	Acadian Timber Corp.	1,400	20,926
*	Aclara Resources, Inc.	5,211	5,124
*	AcuityAds Holdings, Inc.	3,643	10,432
*	Advantage Energy Ltd.	29,081	157,399
	Aecon Group, Inc.	8,691	118,692
*	Africa Oil Corp.	54,929	89,881
#	AG Growth International, Inc.	2,667	71,230
	AGF Management Ltd., Class B	10,933	63,646
*	Aimia, Inc.	12,133	53,929
	AirBoss of America Corp.	2,200	69,229
	Alamos Gold, Inc., Class A	50,423	343,913
#	Alaris Equity Partners Income	5,125	71,887
#*	Alcanna, Inc.	5,866	29,580
*	Aleafia Health, Inc.	9,500	785
#*	Alexco Resource Corp.	7,261	10,682
	Algoma Central Corp.	1,600	21,700
*	Almaden Minerals Ltd., Class B	14,000	4,240
	AltaGas Ltd.	2,245	46,113
#	Altius Minerals Corp.	5,800	80,488
#	Altus Group Ltd.	5,600	268,777
	Amerigo Resources Ltd.	14,600	18,147
	Andlauer Healthcare Group, Inc.	1,942	73,088
	Andrew Peller Ltd., Class A	4,300	27,062
	ARC Resources Ltd.	3,536	41,421
#*	Argonaut Gold, Inc.	45,552	81,705
*	Aritzia, Inc.	10,804	501,209
*	Ascot Resources Ltd.	28,504	22,648
	Atco Ltd., Class I	6,935	233,613
*	Athabasca Oil Corp.	58,945	55,646
*	ATS Automation Tooling Systems, Inc.	9,914	404,780
	Aura Minerals, Inc.	2,400	21,259
#*	Aurora Cannabis, Inc.	6,509	27,077
*	AutoCanada, Inc.	2,934	87,179
	B2Gold Corp.	98,315	355,417
#	Badger Infrastructure Solutions Ltd.	4,409	106,795
	Birchcliff Energy Ltd.	39,513	194,899
	Bird Construction, Inc.	5,738	43,425
	Black Diamond Group Ltd.	2,510	9,063
	BMTC Group, Inc.	850	9,990
*	Bombardier, Inc., Class A	13,200	17,965
#*	Bombardier, Inc., Class B	234,623	311,932
	Boralex, Inc., Class A	10,176	264,577
	Boyd Group Services, Inc.	212	32,055
	Bridgemarq Real Estate Services	700	9,345
#	Brookfield Infrastructure Corp., Class A	6,070	402,597
*	Calfrac Well Services Ltd.	3,300	14,097

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Calian Group Ltd.	1,200	$53,951
#	Canaccord Genuity Group, Inc.	14,896	177,887
#	Canacol Energy Ltd.	18,050	47,569
#*,*	Canada Goose Holdings, Inc.	6,463	198,424
#	Canadian Western Bank	12,118	368,264
*	Canfor Corp.	10,200	231,740
*	Canfor Pulp Products, Inc.	3,143	14,811
	Capital Power Corp.	14,849	461,188
*	Capstone Mining Corp.	44,912	191,145
*	Cardinal Energy Ltd.	16,531	68,536
	Cascades, Inc.	12,329	123,372
*	Celestica, Inc.	18,318	228,119
	Centerra Gold, Inc.	29,868	241,081
	CES Energy Solutions Corp.	31,177	59,845
*	Charlottes Web Holdings, Inc.	9,735	10,033
	China Gold International Resources Corp. Ltd.	43,400	116,084
	CI Financial Corp.	23,097	428,634
	Cogeco Communications, Inc.	2,000	164,166
	Cogeco, Inc.	800	51,569
	Colliers International Group, Inc.	3,243	473,407
#	Computer Modelling Group Ltd.	12,144	45,666
*	Copper Mountain Mining Corp.	20,335	56,311
	Corby Spirit & Wine Ltd.	900	12,036
	Corus Entertainment, Inc., Class B	27,296	108,012
	Crescent Point Energy Corp.	71,543	460,799
*	Crew Energy, Inc.	4,927	14,341
#*	Cronos Group, Inc.	16,661	61,479
*	Denison Mines Corp.	86,723	105,065
	Dexterra Group, Inc.	10,783	70,071
#*	DIRTT Environmental Solutions	7,700	12,660
#	Doman Building Materials Group Ltd.	6,652	43,644
#*	Dorel Industries, Inc., Class B	3,700	72,827
	DREAM Unlimited Corp., Class A	4,025	126,752
	Dundee Precious Metals, Inc.	23,817	139,962
#	ECN Capital Corp.	39,452	165,735
	E-L Financial Corp. Ltd.	204	147,136
*	Eldorado Gold Corp.	24,534	214,814
#	Element Fleet Management Corp.	45,105	459,513
#*	Endeavour Silver Corp.	16,100	58,389
	Enerflex Ltd.	12,236	69,307
*	Energy Fuels, Inc.	5,331	32,961
#	Enerplus Corp.	31,165	360,853
	Enghouse Systems Ltd.	4,590	161,696
*	Ensign Energy Services, Inc.	23,650	41,490
#*,*	Equinox Gold Corp.	26,317	151,201
	Equitable Group, Inc.	3,086	171,300
*	ERO Copper Corp.	8,889	110,697
	Evertz Technologies Ltd.	3,302	33,614
	Exchange Income Corp.	2,343	78,152
	Exco Technologies Ltd.	4,600	35,572
#	Extendicare, Inc.	11,410	65,167
#	Fiera Capital Corp.	8,500	67,136
	Finning International, Inc.	19,313	538,452
#	Firm Capital Mortgage Investment Corp.	2,800	31,697
#	First Majestic Silver Corp.	22,510	228,647
#*	First Mining Gold Corp.	27,500	6,058
	First National Financial Corp.	2,280	78,580
*	Fission Uranium Corp.	56,500	34,225
*	Foraco International SA	200	299

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*,*	Fortuna Silver Mines, Inc.	37,493	$127,576
#*	Freegold Ventures Ltd.	22,000	10,038
#	Freehold Royalties Ltd.	15,695	162,364
*	Frontera Energy Corp.	6,420	53,637
#*	Galiano Gold, Inc.	12,801	8,661
*	Gamehost, Inc.	2,000	12,194
*	GDI Integrated Facility Services, Inc.	1,500	65,492
#	Gibson Energy, Inc.	17,831	343,112
	goeasy Ltd.	1,136	131,710
*	GoGold Resources, Inc.	21,500	45,667
*	Golden Star Resources Ltd.	9,815	38,298
#*	GoldMoney, Inc.	6,800	10,111
#*	Goodfood Market Corp.	2,400	6,117
*	Gran Tierra Energy, Inc.	52,923	47,879
	Guardian Capital Group Ltd., Class A	2,850	84,077
	Hardwoods Distribution, Inc.	1,904	65,501
*	Headwater Exploration, Inc.	25,200	140,754
*	Heroux-Devtek, Inc.	4,097	54,792
	High Liner Foods, Inc.	2,300	25,512
#	HLS Therapeutics, Inc.	2,903	33,731
#*	Home Capital Group, Inc.	7,497	212,439
#	Hudbay Minerals, Inc.	32,692	234,809
#*	i-80 Gold Corp.	12,689	26,553
#*,*	IAMGOLD Corp.	62,316	151,857
*	IBI Group, Inc.	2,900	30,183
*	Imperial Metals Corp.	9,700	24,037
	Information Services Corp.	2,000	38,013
#	Innergex Renewable Energy, Inc.	14,110	207,018
#	Interfor Corp.	8,400	250,318
	Intertape Polymer Group, Inc.	7,544	152,227
#*	Invesque, Inc.	4,300	7,181
Ω	Jamieson Wellness, Inc.	4,613	128,684
*	Karora Resources, Inc.	15,448	48,368
	K-Bro Linen, Inc.	1,500	40,133
#*	Kelt Exploration Ltd.	15,188	66,193
#	Keyera Corp.	12,003	282,429
*	Kinaxis, Inc.	2,617	339,449
	Kingsway Financial Services, Inc.	600	3,120
*	Knight Therapeutics, Inc.	14,616	63,815
#	KP Tissue, Inc.	700	5,821
#	Labrador Iron Ore Royalty Corp.	7,700	237,151
*	Largo, Inc.	1,753	14,647
	Lassonde Industries, Inc., Class A	400	48,145
#	Laurentian Bank of Canada	6,500	226,220
	Leon's Furniture Ltd.	4,500	88,857
	LifeWorks, Inc.	8,101	175,448
	Linamar Corp.	6,205	343,895
	Logistec Corp., Class B	300	10,774
#*	Lucara Diamond Corp.	52,607	23,590
*	Lundin Gold, Inc.	6,091	44,084
	Magellan Aerospace Corp.	2,400	18,937
*	Mainstreet Equity Corp.	600	59,946
*	Major Drilling Group International, Inc.	10,973	71,907
*	Mandalay Resources Corp.	5,300	10,007
#	Maple Leaf Foods, Inc.	9,496	230,985
*	Marimaca Copper Corp.	4,300	11,907
#	Martinrea International, Inc.	11,210	92,421
	Maverix Metals, Inc.	3,200	13,644
#*	MDF Commerce, Inc.	2,102	7,623

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Medical Facilities Corp.	5,100	$40,843
*	MEG Energy Corp.	37,193	442,986
	Melcor Developments Ltd.	1,000	11,501
	Methanex Corp.	6,133	279,051
	Morguard Corp.	600	61,933
	MTY Food Group, Inc.	2,800	125,203
#	Mullen Group Ltd.	14,988	138,425
*	New Gold, Inc.	90,970	143,846
#	NFI Group, Inc.	8,237	123,767
	North American Construction Group Ltd.	3,900	55,962
	North West Co., Inc.	6,181	170,432
*	NuVista Energy Ltd.	29,960	211,887
*	OceanaGold Corp.	97,656	150,577
*	Opsens, Inc.	6,200	9,511
*	Organigram Holdings, Inc.	22,800	33,972
	Osisko Gold Royalties Ltd.	12,700	140,269
#*	Osisko Mining, Inc.	37,096	128,113
	Paramount Resources Ltd., Class A	9,692	190,546
	Parex Resources, Inc.	17,840	379,494
	Park Lawn Corp.	4,354	132,625
#	Parkland Corp.	17,436	463,625
	Pason Systems, Inc.	11,152	110,630
	Peyto Exploration & Development Corp.	22,159	173,625
	PHX Energy Services Corp.	1,100	4,457
*	Pine Cliff Energy Ltd.	23,500	13,681
#	Pizza Pizza Royalty Corp.	6,500	60,032
	Point.com, Inc.	1,461	22,806
	Polaris Infrastructure, Inc.	2,100	26,383
	Pollard Banknote Ltd.	1,300	37,564
#*	PolyMet Mining Corp.	1,089	2,734
	PrairieSky Royalty Ltd.	22,200	285,719
*	Precision Drilling Corp.	1,930	83,880
#	Premium Brands Holdings Corp.	4,330	408,696
*	Pretium Resources, Inc.	18,800	255,260
	Primo Water Corp.	18,495	308,602
	Pulse Seismic, Inc.	6,700	10,489
	Quarterhill, Inc.	10,900	21,952
#*	Real Matters, Inc.	9,299	43,015
*	Recipe Unlimited Corp.	2,200	29,682
#*	RF Capital Group, Inc.	1,552	2,210
	Richelieu Hardware Ltd.	6,969	274,012
#	Rogers Sugar, Inc.	12,650	59,610
	Russel Metals, Inc.	8,500	212,107
*	Sabina Gold & Silver Corp.	36,019	38,253
#	Sandstorm Gold Ltd.	23,400	140,457
#	Savaria Corp.	6,382	93,083
*	Seabridge Gold, Inc.	8,687	139,397
	Secure Energy Services, Inc.	34,824	165,470
*	ShawCor Ltd.	7,942	36,925
#	Sienna Senior Living, Inc.	8,177	95,076
	Sierra Metals, Inc.	5,800	7,437
#*	Sierra Wireless, Inc.	5,200	76,457
#*,*	SilverCrest Metals, Inc.	5,542	41,830
#Ω	Sleep Country Canada Holdings, Inc.	4,501	126,941
	SNC-Lavalin Group, Inc.	16,789	370,213
*Ω	Spin Master Corp.	3,700	127,200
	Sprott, Inc.	2,898	101,792
	SSR Mining, Inc.	25,081	412,991
	Stantec, Inc.	6,713	356,101

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Stelco Holdings, Inc.	2,600	$75,250
	Stella-Jones, Inc.	6,265	196,405
#*	SunOpta, Inc.	10,884	57,025
#	Superior Plus Corp.	22,114	224,767
*	Surge Energy, Inc.	4,741	23,459
	Tamarack Valley Energy Ltd.	41,672	161,620
#*	Taseko Mines Ltd.	35,100	67,099
	TECSYS, Inc.	300	10,089
*	TeraGo, Inc.	400	1,945
	TerraVest Industries, Inc.	800	15,369
	Tidewater Midstream & Infrastructure Ltd.	35,300	36,101
	Timbercreek Financial Corp.	10,445	78,308
*	Torex Gold Resources, Inc.	13,010	127,526
*	Total Energy Services, Inc.	6,761	36,272
#*	Touchstone Exploration, Inc.	7,300	9,131
	TransAlta Corp.	35,363	383,634
#	TransAlta Renewables, Inc.	15,283	208,839
	Transcontinental, Inc., Class A	11,425	189,645
*	TransGlobe Energy Corp.	10,800	32,116
#*	Treasury Metals, Inc.	917	498
#*	Trevali Mining Corp.	4,900	4,703
*	Trican Well Service Ltd.	49,274	137,997
	Tricon Residential, Inc.	26,745	391,975
*	Trisura Group Ltd.	4,000	135,153
*	Turquoise Hill Resources Ltd.	11,251	196,937
#*	Uni-Select, Inc.	6,255	116,671
*	Vermilion Energy, Inc.	19,065	296,753
	VersaBank	1,000	11,596
*	Victoria Gold Corp.	2,300	25,368
*	Viemed Healthcare, Inc.	3,800	17,638
*	VIQ Solutions, Inc.	1,300	2,608
	Wajax Corp.	3,913	70,863
	Waterloo Brewing Ltd.	2,100	9,285
#*	Wesdome Gold Mines Ltd.	17,079	146,854
#	Western Forest Products, Inc.	53,930	85,701
#	Westshore Terminals Investment Corp.	5,642	119,795
#	Whitecap Resources, Inc.	70,340	496,363
*	WildBrain Ltd.	12,570	29,864
#	Winpak Ltd.	3,800	112,701
	Yamana Gold, Inc.	108,929	449,554
#	Yellow Pages Ltd.	2,040	23,046
	Zenith Capital Corp.	1,300	328
TOTAL CANADA			31,864,222
CHINA — (0.1%)
*	CareRx Corp.	3,200	13,191
	CGN Mining Co. Ltd.	330,000	34,882
*	Goodbaby International Holdings Ltd.	129,000	18,274
*	Hanfeng Evergreen, Inc.	2,400	0
Ω	Hygeia Healthcare Holdings Co. Ltd.	33,800	153,237
*	Meilleure Health International Industry Group Ltd.	54,000	3,147
	Texhong Textile Group Ltd.	35,000	45,247
TOTAL CHINA			267,978
DENMARK — (2.2%)
*	ALK-Abello AS	730	308,257
	Alm Brand AS	119,982	227,473
#*	Bang & Olufsen AS	14,001	48,917

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	BankNordik P/F	552	$12,435
#*	Bavarian Nordic AS	9,970	293,450
*	Brodrene Hartmann AS	204	10,438
	cBrain AS	1,050	32,879
	Chemometec AS	1,884	195,332
	Columbus AS	16,517	23,805
	D/S Norden AS	3,259	74,180
*	Dfds AS	3,765	183,793
*	Drilling Co. of 1972 AS	2,806	109,452
	FLSmidth & Co. AS	5,024	169,360
#	Fluegger Group AS	86	7,826
#	H Lundbeck AS	7,043	179,202
*	H+H International AS, Class B	2,539	78,464
*	ISS AS	16,675	314,161
	Jeudan AS	1,140	43,360
*	Jyske Bank AS	6,487	382,099
	Matas AS	4,416	73,836
Ω	Netcompany Group AS	3,857	283,352
*	Nilfisk Holding AS	3,104	109,345
*	NKT AS	4,869	204,983
Ω	NNIT AS	1,779	26,098
	North Media AS	1,083	16,104
*	NTG Nordic Transport Group AS, Class A	1,650	109,848
	Per Aarsleff Holding AS	2,428	109,402
	Ringkjoebing Landbobank AS	3,260	429,145
	Royal Unibrew AS	5,904	678,755
#*	RTX AS	1,054	26,458
Ω	Scandinavian Tobacco Group AS, Class A	9,210	198,542
	Schouw & Co. AS	1,709	144,534
	SimCorp AS	4,710	439,161
	Solar AS, Class B	610	65,407
	SP Group AS	803	44,464
	Spar Nord Bank AS	12,098	173,974
*	Sparekassen Sjaelland-Fyn AS	1,217	37,541
	Sydbank AS	8,856	312,595
	TCM Group AS	1,034	21,570
*	Tivoli AS	344	42,165
	Topdanmark AS	5,230	299,121
#*	TORM PLC, Class A	4,930	35,259
	UIE PLC	255	70,063
#*	Zealand Pharma AS	4,082	79,523
TOTAL DENMARK			6,726,128
FINLAND — (2.2%)
	Aktia Bank Oyj	7,233	93,835
	Alandsbanken Abp, Class B	379	15,233
	Alma Media Oyj	4,469	51,154
	Anora Group Oyj	3,521	39,975
	Aspo Oyj	2,685	33,359
	Atria Oyj	2,491	31,510
*	BasWare Oyj	944	27,715
#	Bittium Oyj	4,078	22,611
	Cargotec Oyj, Class B	4,700	234,657
	Caverion Oyj	9,013	62,346
	Citycon Oyj	7,320	58,588
	Digia Oyj	2,833	23,043
Ω	Enento Group Oyj	1,937	70,378
#*	Finnair Oyj	104,522	77,344
	Fiskars Oyj Abp	3,261	81,134

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	F-Secure Oyj	12,707	$62,543
	Gofore Oyj	378	9,938
	Harvia Oyj	1,373	72,569
	HKScan Oyj, Class A	1,550	2,811
	Huhtamaki Oyj	11,797	465,081
#	Kamux Corp.	4,139	52,982
	Kemira Oyj	13,667	200,893
	Kojamo Oyj	11,921	273,300
	Konecranes Oyj	7,254	291,789
	Lassila & Tikanoja Oyj	3,659	50,557
#*	Lehto Group Oyj	1,174	926
	Marimekko Oyj	492	40,522
	Metsa Board Oyj, Class B	21,964	236,784
	Musti Group Oyj	3,457	103,318
	Neles Oyj	12,166	170,989
	Nokian Renkaat Oyj	15,034	508,299
	Olvi Oyj, Class A	1,985	107,711
*	Optomed Oy	946	9,116
	Oriola Oyj, Class A	5,827	14,124
	Oriola Oyj, Class B	16,336	40,166
	Orion Oyj, Class A	2,441	98,459
	Orion Oyj, Class B	11,302	459,570
*	Outokumpu Oyj	42,896	277,919
	Pihlajalinna Oyj	1,333	18,798
	Ponsse Oyj	1,180	53,251
*	QT Group Oyj	1,722	199,899
	Raisio Oyj, Class V	14,595	52,755
*	Rapala VMC Oyj	3,058	28,070
	Revenio Group Oyj	2,620	136,787
Ω	Rovio Entertainment Oyj	4,222	33,300
	Sanoma Oyj	10,553	159,393
	Scanfil Oyj	1,067	9,392
	Taaleri Oyj	1,518	19,607
	Talenom Oyj	2,896	32,902
	Teleste Oyj	1,530	9,388
Ω	Terveystalo Oyj	8,288	108,191
	TietoEVRY Oyj	10,159	302,297
	Tokmanni Group Corp.	5,059	105,856
	Uponor Oyj	6,371	141,366
	Vaisala Oyj, Class A	2,065	110,187
	Valmet Oyj	16,232	619,970
#	Verkkokauppa.com Oyj	1,520	11,791
	Wartsila OYJ Abp	20,114	248,336
#	YIT Oyj	21,894	108,761
TOTAL FINLAND			6,983,545
FRANCE — (4.7%)
	ABC arbitrage	3,701	29,574
*	Akka Technologies	1,514	82,718
	AKWEL	1,182	29,291
	Albioma SA	3,447	134,672
Ω	ALD SA	9,711	145,524
	Altamir	1,905	53,604
	Alten SA	2,868	467,789
	Assystem SA	1,354	57,904
	Aubay	1,195	71,060
	Axway Software SA	1,111	21,799
	Bastide le Confort Medical	266	13,020
*	Beneteau SA	5,853	97,590

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Bigben Interactive	2,306	$47,298
	Boiron SA	776	35,282
	Bonduelle SCA	2,134	50,196
	Burelle SA	28	19,939
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,555
*	Casino Guichard Perrachon SA	4,112	90,953
*	Catana Group	3,304	29,802
	CBo Territoria	2,250	9,296
*	Cegedim SA	865	21,612
*	CGG SA	82,253	68,470
	Chargeurs SA	2,784	70,123
*	Cie des Alpes	3,270	54,618
	Cie Plastic Omnium SA	6,434	149,650
*	Coface SA	14,551	192,509
#*	DBV Technologies SA	1,409	4,394
	Delta Plus Group	233	22,431
*	Derichebourg SA	16,273	204,646
*	Ekinops SAS	2,101	17,196
	Electricite de Strasbourg SA	132	16,640
*Ω	Elior Group SA	19,442	117,277
*	Elis SA	25,559	466,903
*	Eramet SA	1,279	132,568
*	ESI Group	454	38,831
#*	Etablissements Maurel et Prom SA	8,900	26,455
	Eurazeo SE	4,356	346,121
	Eutelsat Communications SA	22,026	273,118
*	Exel Industries, Class A	184	15,807
	Faurecia SE	14,955	649,030
	Fnac Darty SA	2,696	160,206
*	Gaumont SA	20	2,311
	Gaztransport Et Technigaz SA	2,581	236,786
*	GL Events	1,343	26,340
	Groupe Crit	446	32,549
	Guerbet	934	34,879
	Guillemot Corp.	785	14,177
*	Haulotte Group SA	1,014	5,897
	HEXAOM	440	19,006
*	ID Logistics Group	316	114,737
	Imerys SA	3,467	159,327
	Infotel SA	414	24,660
	Interparfums SA	1,476	112,150
	Ipsen SA	192	18,682
	IPSOS	6,081	277,860
	Jacquet Metals SACA	2,005	49,361
*	JCDecaux SA	7,005	191,756
	Kaufman & Broad SA	2,328	92,404
	Korian SA	9,135	200,267
*	Lagardere SA	7,262	197,698
	Laurent-Perrier	396	45,021
	Lectra	4,350	186,761
	Linedata Services	535	24,072
	LISI	3,062	96,212
	LNA Sante SA	809	37,436
*	Lumibird	1,029	23,468
Ω	Maisons du Monde SA	4,270	97,494
	Manitou BF SA	1,600	59,611
	Manutan International	508	44,831
	Mersen SA	2,606	108,686
	Metropole Television SA	3,408	66,488

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Neurones	101	$3,860
	Nexans SA	3,620	327,119
	Nexity SA	5,013	209,903
#*	Nicox	2,438	6,292
	NRJ Group	2,200	14,656
	Orpea SA	1,798	78,940
	Pharmagest Interactive	424	38,309
	Quadient SA	5,381	109,963
#*††	Recylex SA	1,750	681
	Rexel SA	37,300	831,402
	Robertet SA	62	60,799
	Rothschild & Co.	4,325	187,666
	Rubis SCA	9,908	320,750
	Samse SA	132	30,235
	Savencia SA	669	48,314
	SCOR SE	20,315	692,997
	Seche Environnement SA	536	38,381
	SES SA	43,524	334,875
*Ω	SMCP SA	4,479	36,842
	Societe BIC SA	2,638	150,205
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	22,423
	Societe LDC SA	181	20,553
	Societe pour l'Informatique Industrielle	1,315	61,597
*	SOITEC	2,577	470,496
#*	Solocal Group	12,070	19,644
	Somfy SA	1,000	184,116
	Sopra Steria Group SACA	1,921	337,737
	SPIE SA	13,433	311,572
	Stef SA	521	60,792
	Sword Group	975	44,928
	Synergie SE	1,041	39,542
*	Technicolor SA	6,539	20,505
*	Technip Energies NV	13,371	204,596
	Television Francaise 1	7,423	70,953
	Thermador Groupe	904	98,527
	Tikehau Capital SCA	3,727	99,153
	Total Gabon	172	28,619
	Trigano SA	1,069	202,536
	Union Financiere de France BQE SA	487	9,058
	Valeo	28,175	788,579
*	Vallourec SA	4,638	41,255
Ω	Verallia SA	6,363	199,575
	Vetoquinol SA	442	64,907
	Vicat SA	3,273	135,634
	VIEL & Cie SA	4,347	28,296
	Vilmorin & Cie SA	883	49,916
	Virbac SA	475	191,089
	Wavestone	1,019	55,803
*Ω	X-Fab Silicon Foundries SE	8,082	78,841
TOTAL FRANCE			14,601,829
GERMANY — (6.0%)
	1&1 AG	5,343	142,214
	3U Holding AG	100	374
	7C Solarparken AG	5,977	27,843
	Aareal Bank AG	7,914	255,171
	Adesso SE	276	56,988
Ω	ADLER Group SA	520	6,148
	ADVA Optical Networking SE	6,195	93,261

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	283	$22,059
	Allgeier SE	979	51,590
	AlzChem Group AG	417	10,731
	Amadeus Fire AG	652	121,534
	Atoss Software AG	673	134,936
	Aurubis AG	4,389	457,523
	Basler AG	528	70,934
*	Bauer AG	3,060	33,852
	BayWa AG	1,916	80,690
Ω	Befesa SA	2,753	194,354
	Bertrandt AG	1,118	65,429
#	bet-at-home.com AG	393	7,010
*	Bijou Brigitte AG	711	18,262
	Bilfinger SE	4,751	165,437
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	54,559
	CANCOM SE	4,695	284,973
*	CECONOMY AG	24,503	109,043
	CENIT AG	1,323	20,546
	Cewe Stiftung & Co. KGAA	738	90,690
*	Commerzbank AG	30,192	260,717
	CompuGroup Medical SE & Co. KgaA	3,140	208,127
#*	Corestate Capital Holding SA	3,765	50,141
	CropEnergies AG	3,994	55,011
*	CTS Eventim AG & Co. KGaA	1,206	85,731
	Dermapharm Holding SE	1,831	148,070
	Deutsche Beteiligungs AG	2,206	91,546
	Deutsche EuroShop AG	5,432	102,066
#*	Deutsche Lufthansa AG	12,324	95,829
Ω	Deutsche Pfandbriefbank AG	19,634	242,282
*	Deutz AG	17,704	121,301
	DIC Asset AG	6,522	112,192
	Dr Hoenle AG	579	23,537
	Draegerwerk AG & Co. KGaA	432	23,857
	Duerr AG	6,410	283,677
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	162,490
*	EDAG Engineering Group AG	1,225	15,019
	Elmos Semiconductor SE	777	48,322
*	ElringKlinger AG	4,625	55,026
	Encavis AG	12,560	197,863
	Energiekontor AG	790	55,881
*	Evotec SE	900	36,418
	Fabasoft AG	270	9,812
	Fielmann AG	2,791	178,001
	First Sensor AG	520	27,219
#*	flatexDEGIRO AG	3,980	77,016
*	Fraport AG Frankfurt Airport Services Worldwide	4,213	287,776
	Freenet AG	17,797	484,711
	Fuchs Petrolub SE	3,555	119,306
	GEA Group AG	16,224	766,505
#	Gerresheimer AG	4,303	386,154
*	Gesco AG	1,167	31,661
	GFT Technologies SE	1,914	94,863
#*	Global Fashion Group SA	859	3,925
	Grand City Properties SA	14,284	315,244
#	GRENKE AG	1,533	48,422
*	H&R GmbH & Co. KGaA	1,853	15,450
	Hamburger Hafen und Logistik AG	3,321	71,343
	Hawesko Holding AG	351	21,083
*	Heidelberger Druckmaschinen AG	33,592	105,397

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hensoldt AG	1,607	$21,896
	Hornbach Baumarkt AG	1,315	70,482
	Hornbach Holding AG & Co. KGaA	1,453	222,598
	Hugo Boss AG	7,546	478,028
*	Hypoport SE	383	169,251
	Indus Holding AG	2,484	95,314
Ω	Instone Real Estate Group SE	5,460	97,158
	IVU Traffic Technologies AG	1,595	36,127
	Jenoptik AG	6,368	233,059
Ω	JOST Werke AG	1,613	81,012
*	K+S AG	25,907	494,604
*	Kloeckner & Co. SE	8,520	96,227
*	Koenig & Bauer AG	2,008	62,612
	KPS AG	2,106	10,963
	Krones AG	1,902	188,887
	KSB SE & Co. KGaA	31	15,894
	KWS Saat SE & Co. KGaA	1,297	100,784
	Lanxess AG	10,783	656,525
	Leifheit AG	1,317	44,397
#*	Leoni AG	4,291	46,568
#*	Manz AG	726	37,991
*	Medigene AG	1,273	3,267
	METRO AG	14,053	143,450
	MLP SE	9,747	90,909
*	Nagarro SE	1,084	188,459
	New Work SE	300	66,169
	Nexus AG	1,924	136,392
#*	Nordex SE	13,872	222,607
	Norma Group SE	3,927	142,619
	OHB SE	819	33,664
	Patrizia AG	5,848	127,132
	Pfeiffer Vacuum Technology AG	675	132,923
#	PNE AG	10,341	98,242
	ProSiebenSat.1 Media SE	26,208	409,918
	PSI Software AG	1,437	63,295
*	PVA TePla AG	2,550	89,238
*	q.beyond AG	17,852	34,681
	Rheinmetall AG	5,517	576,801
	RTL Group SA	234	13,246
#	S&T AG	6,182	113,537
*	SAF-Holland SE	7,645	96,403
*	Salzgitter AG	6,237	213,383
Ω	Scout24 SE	8,026	479,509
	Secunet Security Networks AG	157	55,902
*	Serviceware SE	548	9,630
*	SGL Carbon SE	6,333	44,206
#	Siltronic AG	2,238	292,248
*	Sixt SE	1,565	254,417
#	SMA Solar Technology AG	1,707	60,800
#*	SNP Schneider-Neureither & Partner SE	344	14,075
	Software AG	5,783	222,677
	Stabilus SA	2,763	186,065
	STRATEC SE	850	115,057
	Stroeer SE & Co. KGaA	3,291	246,417
	Suedzucker AG	9,874	138,244
*	SUESS MicroTec SE	2,434	52,491
	Surteco Group SE	1,107	40,705
	TAG Immobilien AG	18,424	486,547
	Takkt AG	5,172	87,562

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	1,129	$33,522
*	thyssenkrupp AG	38,022	391,310
	Traffic Systems SE	627	23,177
	United Internet AG	2,032	79,688
	USU Software AG	574	15,603
#*	va-Q-tec AG	307	7,406
#	Varta AG	1,521	165,728
	VERBIO Vereinigte BioEnergie AG	4,297	273,895
	Vossloh AG	1,221	58,864
	Wacker Chemie AG	1,258	183,593
	Wacker Neuson SE	3,888	97,673
	Washtec AG	1,291	72,618
*	Westwing Group AG	1,156	27,754
	Wuestenrot & Wuerttembergische AG	3,664	77,341
	Zeal Network SE	1,834	78,332
TOTAL GERMANY			18,724,910
HONG KONG — (2.3%)
*	Aceso Life Science Group Ltd.	202,400	4,984
	Aeon Credit Service Asia Co. Ltd.	12,000	7,824
*	Aidigong Maternal & Child Health Ltd.	248,000	19,110
	Allied Group Ltd.	206,000	75,869
	Analogue Holdings Ltd.	46,000	10,448
	APAC Resources Ltd.	9,853	1,334
*	Apollo Future Mobility Group Ltd.	412,000	24,374
	Asia Financial Holdings Ltd.	54,874	24,367
	Asia Standard International Group Ltd.	98,940	10,910
	ASM Pacific Technology Ltd.	30,700	307,152
	Associated International Hotels Ltd.	28,000	44,531
	Bank of East Asia Ltd.	45,000	76,802
Ω	BOC Aviation Ltd.	14,400	121,063
	BOCOM International Holdings Co. Ltd.	44,000	7,238
	BOE Varitronix Ltd.	82,009	93,469
	Bright Smart Securities & Commodities Group Ltd.	114,000	21,006
††	Brightoil Petroleum Holdings Ltd.	248,000	8,947
	Cafe de Coral Holdings Ltd.	42,000	71,313
*	Cathay Pacific Airways Ltd.	151,000	126,139
*	Century City International Holdings Ltd.	183,340	8,939
	Chen Hsong Holdings	30,000	9,419
	Chevalier International Holdings Ltd.	4,000	4,797
*	China Baoli Technologies Holdings Ltd.	14,500	650
*	China Energy Development Holdings Ltd.	652,000	12,112
	China Motor Bus Co. Ltd.	2,400	29,126
#*	China Star Entertainment Ltd.	180,000	19,447
*	China Strategic Holdings Ltd.	1,321,250	7,002
	China Tonghai International Financial Ltd.	130,000	3,179
	Chinese Estates Holdings Ltd.	61,500	20,964
	Chow Sang Sang Holdings International Ltd.	49,000	64,919
	Chuang's Consortium International Ltd.	100,000	11,394
	CITIC Telecom International Holdings Ltd.	196,000	71,364
#	CMBC Capital Holdings Ltd.	46,500	17,273
#	C-Mer Eye Care Holdings Ltd.	52,000	35,743
	Convenience Retail Asia Ltd.	50,000	4,822
*	Cowell e Holdings, Inc.	16,000	18,228
Ω	Crystal International Group Ltd.	51,000	15,011
	CSI Properties Ltd.	859,543	23,125
	Dah Sing Banking Group Ltd.	52,928	50,181
	Dah Sing Financial Holdings Ltd.	17,806	57,733
	Dickson Concepts International Ltd.	14,500	7,830

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dynamic Holdings Ltd.	10,000	$12,738
	Eagle Nice International Holdings Ltd.	20,000	12,127
	EC Healthcare	27,000	31,049
	EcoGreen International Group Ltd.	38,000	8,742
*	Emperor Capital Group Ltd.	270,000	2,577
	Emperor Entertainment Hotel Ltd.	40,000	4,068
	Emperor International Holdings Ltd.	140,333	16,371
*	ENM Holdings Ltd.	144,000	12,587
*	Esprit Holdings Ltd.	385,875	36,234
	EuroEyes International Eye Clinic Ltd., Class C	8,000	8,122
	Fairwood Holdings Ltd.	10,500	20,998
	Far East Consortium International Ltd.	175,392	63,503
	First Pacific Co. Ltd.	334,000	128,635
*Ω	FIT Hon Teng Ltd.	57,000	10,035
#*Ω	Fosun Tourism Group	7,400	9,942
*Ω	Frontage Holdings Corp.	90,000	43,465
	FSE Lifestyle Services Ltd.	14,000	10,477
*	Genting Hong Kong Ltd.	186,000	9,900
	Giordano International Ltd.	160,000	33,380
	Glorious Sun Enterprises Ltd.	72,000	7,486
*	GR Properties Ltd.	96,000	12,789
	Great Eagle Holdings Ltd.	27,762	77,994
*	G-Resources Group Ltd.	42,950	14,644
	Guotai Junan International Holdings Ltd.	322,400	43,679
	Haitong International Securities Group Ltd.	292,191	66,889
	Hang Lung Group Ltd.	82,000	182,493
	Hanison Construction Holdings Ltd.	27,198	4,465
	Harbour Centre Development Ltd.	13,500	11,670
	HKBN Ltd.	85,500	107,377
	HKR International Ltd.	100,386	40,323
	Hong Kong Ferry Holdings Co. Ltd.	23,000	23,045
	Hong Kong Technology Venture Co. Ltd.	67,000	62,087
*	Hongkong & Shanghai Hotels Ltd.	69,883	67,444
	Hongkong Chinese Ltd.	90,000	6,613
Ω	Honma Golf Ltd.	30,500	13,319
*	Huafa Property Services Group Co. Ltd.	480,000	10,055
	Huasheng International Holding Ltd.	210,000	3,694
#*	Huobi Technology Holdings Ltd.	13,500	12,860
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	26,459
	Hysan Development Co. Ltd.	64,000	196,455
	IGG, Inc.	95,000	59,442
Ω	Impro Precision Industries Ltd.	88,000	21,777
	International Housewares Retail Co. Ltd.	41,000	14,012
*	IRC Ltd.	614,000	21,106
	ITC Properties Group Ltd.	1,760	243
	Jacobson Pharma Corp. Ltd.	56,000	4,970
	Johnson Electric Holdings Ltd.	40,620	69,090
	K Wah International Holdings Ltd.	109,000	42,675
	Karrie International Holdings Ltd.	136,000	26,972
	Kerry Logistics Network Ltd.	61,000	152,512
	Kerry Properties Ltd.	63,000	177,966
*	Kingston Financial Group Ltd.	36,000	1,966
	Kowloon Development Co. Ltd.	41,000	55,120
*	Lai Sun Development Co. Ltd.	45,912	23,991
*	Lai Sun Garment International Ltd.	13,600	6,561
*	Landing International Development Ltd.	133,200	3,828
	Landsea Green Properties Co. Ltd.	180,000	6,922
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	14,761
*††	Lerthai Group Ltd.	24,000	514

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Lifestyle International Holdings Ltd.	55,000	$30,001
	Lippo China Resources Ltd.	586,000	9,443
	Liu Chong Hing Investment Ltd.	30,000	30,255
	L'Occitane International SA	32,250	127,184
	Luk Fook Holdings International Ltd.	38,000	100,159
	Lung Kee Bermuda Holdings	26,000	12,946
*	Magnificent Hotel Investment Ltd.	336,000	5,434
	Man Wah Holdings Ltd.	17,200	26,591
*	Mason Group Holdings Ltd.	2,829,598	7,514
	MECOM Power & Construction Ltd.	71,000	32,047
*	Melco International Development Ltd.	85,000	99,248
	Miramar Hotel & Investment	21,000	35,443
	Modern Dental Group Ltd.	43,000	25,821
*	Mongolian Mining Corp.	48,000	9,039
	NagaCorp Ltd.	128,000	101,922
#*	NewOcean Energy Holdings Ltd.	110,000	831
	Nissin Foods Co. Ltd.	28,000	20,555
	NWS Holdings Ltd.	152,000	151,500
	Oriental Watch Holdings	39,606	22,190
*	Oshidori International Holdings Ltd.	700,200	46,962
††	Pacific Andes International Holdings Ltd.	126,000	443
	Pacific Basin Shipping Ltd.	565,000	241,173
	Pacific Textiles Holdings Ltd.	114,000	57,926
*	Paliburg Holdings Ltd.	26,000	7,284
	PC Partner Group Ltd.	34,000	51,420
	PCCW Ltd.	419,286	220,803
	Pentamaster International Ltd.	94,000	13,343
	Perfect Medical Health Management Ltd.	60,000	37,612
	Pico Far East Holdings Ltd.	96,000	15,933
	Plover Bay Technologies Ltd.	40,000	19,027
	Public Financial Holdings Ltd.	70,000	22,606
*Ω	Razer, Inc.	375,000	110,461
*	Regal Hotels International Holdings Ltd.	29,000	12,011
Ω	Regina Miracle International Holdings Ltd.	43,000	34,157
*	Renco Holdings Group Ltd.	82,000	1,126
*	Sa Sa International Holdings Ltd.	176,000	33,779
*Ω	Samsonite International SA	7,200	15,048
	SEA Holdings Ltd.	40,046	26,657
*	Shangri-La Asia Ltd.	128,000	100,121
	Shenwan Hongyuan HK Ltd.	25,000	2,954
*	Shun Ho Property Investments Ltd.	5,544	949
*	Shun Tak Holdings Ltd.	190,000	50,368
	Sing Tao News Corp. Ltd.	14,000	920
	Singamas Container Holdings Ltd.	88,000	13,081
*	SJM Holdings Ltd.	194,000	124,854
	SmarTone Telecommunications Holdings Ltd.	43,000	23,986
#	Solomon Systech International Ltd.	200,000	19,901
	Soundwill Holdings Ltd.	4,000	3,819
*	Space Group Holdings Ltd.	22,500	15,495
	Stella International Holdings Ltd.	55,000	61,202
*	Summit Ascent Holdings Ltd.	92,000	1,289
	Sun Hung Kai & Co. Ltd.	74,464	39,953
	SUNeVision Holdings Ltd.	80,000	70,309
	TAI Cheung Holdings Ltd.	37,000	23,204
*	Television Broadcasts Ltd.	43,600	27,044
	Texwinca Holdings Ltd.	112,000	21,794
*	TOM Group Ltd.	58,000	6,714
*	Town Health International Medical Group Ltd.	330,000	15,928
	Tradelink Electronic Commerce Ltd.	58,000	8,705

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	28,465	$47,568
*	Trendzon Holdings Group Ltd.	84,000	10,911
	United Laboratories International Holdings Ltd.	147,000	83,604
††	Untrade Convoy	516,000	2,071
	Untrade Gold Fin Holdings	88,000	0
††	Untrade Mh Development NPV	40,000	1,116
††	Untrade.Burwill	302,000	515
	Upbest Group Ltd.	148,000	12,187
	Value Partners Group Ltd.	150,000	73,977
	Vitasoy International Holdings Ltd.	74,000	144,494
*	Vobile Group Ltd.	109,000	74,687
Ω	VPower Group International Holdings Ltd.	25,119	3,860
	VSTECS Holdings Ltd.	79,600	78,853
	VTech Holdings Ltd.	16,700	132,077
	Wai Kee Holdings Ltd.	52,000	25,529
	Wang On Group Ltd.	260,000	2,640
*	Wealthking Investments Ltd.	116,000	10,650
	Wing On Co. International Ltd.	14,000	32,023
	Wing Tai Properties Ltd.	56,000	31,401
*	Yue Yuen Industrial Holdings Ltd.	85,500	144,370
#*	Yunfeng Financial Group Ltd.	54,000	11,900
#	Zensun Enterprises Ltd.	48,000	27,169
*	Zhaobangji Properties Holdings Ltd.	192,000	11,154
TOTAL HONG KONG			7,132,596
IRELAND — (0.5%)
*	AIB Group PLC	28,312	74,780
*	Bank of Ireland Group PLC	116,691	786,483
	Cairn Homes PLC	63,289	88,594
*	Dalata Hotel Group PLC	14,402	68,697
*	Datalex PLC	1,004	1,012
*	FBD Holdings PLC	4,062	47,282
	Glanbia PLC	20,395	280,128
*Ω	Glenveagh Properties PLC	76,422	104,902
*	Irish Continental Group PLC	16,543	81,543
	Kenmare Resources PLC	255	1,542
*	Permanent TSB Group Holdings PLC	10,745	20,328
TOTAL IRELAND			1,555,291
ISLE OF MAN — (0.0%)
	Somec SpA	249	10,208
ISRAEL — (2.1%)
	Adgar Investment & Development Ltd.	8,764	21,154
	Afcon Holdings Ltd.	210	14,380
	AFI Properties Ltd.	2,347	150,191
	Africa Israel Residences Ltd.	738	52,113
*	Allot Ltd.	3,228	29,674
*	Alrov Properties & Lodgings Ltd.	854	52,564
	Arad Ltd.	1,518	24,005
	Ashtrom Group Ltd.	5,658	158,511
	Atreyu Capital Markets Ltd.	628	12,618
	AudioCodes Ltd.	4,876	144,427
	Aura Investments Ltd.	17,282	44,245
	Automatic Bank Services Ltd.	824	6,942
*	Azorim-Investment Development & Construction Co. Ltd.	21,056	129,776
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	18,640
*	BioLine RX Ltd.	55,677	7,027

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Blue Square Real Estate Ltd.	808	$73,193
*	Brack Capital Properties NV	328	54,497
*	Brainsway Ltd.	1,000	7,750
*	Camtek Ltd.	936	33,607
	Carasso Motors Ltd.	2,736	18,679
*	Cellcom Israel Ltd.	11,234	65,926
*	Clal Insurance Enterprises Holdings Ltd.	5,693	133,716
	Danel Adir Yeoshua Ltd.	595	141,932
	Delek Automotive Systems Ltd.	6,324	96,962
*	Delek Group Ltd.	1,144	129,194
	Delta Galil Industries Ltd.	1,324	82,818
	Dor Alon Energy in Israel 1988 Ltd.	633	19,395
	Duniec Brothers Ltd.	382	27,964
	Electra Consumer Products 1970 Ltd.	1,818	114,468
	Electra Ltd.	177	129,045
	Electra Real Estate Ltd.	2,747	60,155
*	Elron Ventures Ltd.	1,931	6,713
	Energix-Renewable Energies Ltd.	22,393	89,358
*	Enlight Renewable Energy Ltd.	98,767	222,893
*	Equital Ltd.	2,435	107,123
*	Evogene Ltd.	5,200	7,228
*	Fattal Holdings 1998 Ltd.	427	51,418
	FMS Enterprises Migun Ltd.	605	18,433
	Formula Systems 1985 Ltd.	1,241	139,652
	Fox Wizel Ltd.	1,280	248,702
	Gav-Yam Lands Corp. Ltd.	12,319	156,691
	Gilat Satellite Networks Ltd.	4,321	33,411
	Hadera Paper Ltd.	473	33,084
	Hamat Group Ltd.	1,543	14,429
	Harel Insurance Investments & Financial Services Ltd.	14,091	163,745
	Hilan Ltd.	1,842	118,722
	IDI Insurance Co. Ltd.	960	35,071
	IES Holdings Ltd.	375	39,753
	Ilex Medical Ltd.	584	31,300
	Inrom Construction Industries Ltd.	12,208	60,359
	Isracard Ltd.	18,363	101,771
	Israel Canada T.R Ltd.	14,745	91,720
	Israel Land Development - Urban Renewal Ltd.	2,893	48,667
	Isras Investment Co. Ltd.	192	49,875
*	Issta Lines Ltd.	883	29,042
*	Kamada Ltd.	3,545	21,553
	Kardan Real Estate Enterprise & Development Ltd.	6,298	12,354
	Kenon Holdings Ltd.	2,532	142,346
	Kerur Holdings Ltd.	747	21,142
	Klil Industries Ltd.	43	4,127
	Levinstein Properties Ltd.	555	23,883
	M Yochananof & Sons Ltd.	507	38,361
	Magic Software Enterprises Ltd.	2,800	53,419
	Malam - Team Ltd.	1,290	43,460
	Matrix IT Ltd.	3,427	95,801
	Maytronics Ltd.	2,376	50,918
	Mediterranean Towers Ltd.	10,111	31,196
	Mega Or Holdings Ltd.	2,038	92,765
*	Mehadrin Ltd.	58	3,385
	Meitav Dash Investments Ltd.	2,665	13,747
	Menora Mivtachim Holdings Ltd.	3,551	87,284
	Migdal Insurance & Financial Holdings Ltd.	44,849	79,430
	Mivtach Shamir Holdings Ltd.	1,009	34,895
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	45,136

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Nawi Brothers Ltd.	3,445	$32,858
*	Neto Malinda Trading Ltd.	306	12,304
	Neto ME Holdings Ltd.	211	12,457
	Novolog Ltd.	34,768	34,575
*	Oil Refineries Ltd.	234,153	77,396
	One Software Technologies Ltd.	5,350	93,559
*	OPC Energy Ltd.	10,190	119,711
	Palram Industries 1990 Ltd.	847	13,141
*	Partner Communications Co. Ltd.	18,545	165,225
*	Paz Oil Co. Ltd.	1,072	152,459
*	Perion Network Ltd.	4,792	94,819
	Plasson Industries Ltd.	468	35,039
	Prashkovsky Investments & Construction Ltd.	540	24,522
*	Priortech Ltd.	1,206	38,544
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	81,538
	Raval Ics Ltd.	2,775	5,783
	Sano-Brunos Enterprises Ltd.	278	31,871
	Scope Metals Group Ltd.	872	36,576
	Shufersal Ltd.	10,243	96,343
*	Summit Real Estate Holdings Ltd.	4,648	115,197
	Tadiran Group Ltd.	257	38,395
Ω	Tamar Petroleum Ltd.	7,885	18,682
#	Tel Aviv Stock Exchange Ltd.	5,406	34,951
	Telsys Ltd.	571	29,449
*	Tera Light Ltd.	3,551	8,628
	Tiv Taam Holdings 1 Ltd.	7,339	25,206
	Victory Supermarket Chain Ltd.	648	14,090
	Vitania Ltd.	1,736	17,024
	YH Dimri Construction & Development Ltd.	721	75,285
TOTAL ISRAEL			6,385,557
ITALY — (3.2%)
	A2A SpA	192,659	365,972
	ACEA SpA	7,126	144,020
*	Aeffe SpA	7,022	19,813
Ω	Anima Holding SpA	36,934	186,807
*	Aquafil SpA	3,880	32,497
*	Arnoldo Mondadori Editore SpA	28,311	65,199
	Ascopiave SpA	9,023	36,858
	Avio SpA	1,784	21,252
	Azimut Holding SpA	14,086	378,900
*	Banca Carige SpA	14	12
	Banca Generali SpA	7,463	300,576
	Banca IFIS SpA	3,794	76,143
	Banca Mediolanum SpA	20,724	201,456
	Banca Popolare di Sondrio SCPA	62,474	262,780
	Banca Profilo SpA	12,870	3,054
#Ω	Banca Sistema SpA	3,568	8,249
	Banco BPM SpA	187,440	584,355
	Banco di Desio e della Brianza SpA	5,000	16,909
	Be Shaping The Future SpA	9,147	25,959
	BF SpA	2,634	10,683
Ω	BFF Bank SpA	20,543	157,071
#*	Biesse SpA	570	14,789
	BPER Banca	123,187	259,336
	Brembo SpA	16,816	223,570
*	Brunello Cucinelli SpA	4,021	233,512
	Buzzi Unicem SpA	12,066	251,944
	Cairo Communication SpA	12,430	26,756

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Carel Industries SpA	3,554	$85,566
	Cembre SpA	331	11,405
	Cementir Holding NV	6,965	61,408
*	CIR SpA-Compagnie Industriali	54,093	25,710
	Credito Emiliano SpA	13,446	92,748
	Danieli & C Officine Meccaniche SpA	3,088	55,315
#	Danieli & C Officine Meccaniche SpA	2,502	68,055
	De' Longhi SpA	7,541	259,874
	DeA Capital SpA	11,197	16,922
	Digital Bros SpA	371	11,794
Ω	doValue SpA	4,465	38,716
*	Elica SpA	3,365	12,907
	Emak SpA	17,016	38,001
*Ω	Enav SpA	26,102	119,927
	ERG SpA	6,211	181,113
	Esprinet SpA	5,827	79,886
#*	Eurotech SpA	5,018	28,251
	Fila SpA	1,845	18,948
#*	Fincantieri SpA	58,307	37,330
*	FNM SpA	21,790	14,478
*	Garofalo Health Care SpA	3,478	19,135
#*	Geox SpA	8,460	9,629
	Gruppo MutuiOnline SpA	3,477	165,498
	Hera SpA	98,468	409,371
*	Illimity Bank SpA	8,205	120,057
*	IMMSI SpA	26,564	12,657
*	Intek Group SpA	17,854	9,303
	Interpump Group SpA	967	59,716
	Iren SpA	76,573	230,363
	Italgas SpA	64,514	428,013
	Italmobiliare SpA	1,795	64,217
*	IVS Group SA	1,842	12,005
#*	Juventus Football Club SpA	111,036	47,464
	La Doria SpA	1,865	34,577
*	Leonardo SpA	49,463	357,260
	LU-VE SpA	589	14,811
#	Maire Tecnimont SpA	20,289	96,897
#*	Mariella Burani Fashion Group SpA	422	0
*	MFE-MediaForEurope NV, Class A	41,897	34,737
	MFE-MediaForEurope NV, Class B	41,897	53,462
	Openjobmetis SpA agenzia per il lavoro	845	11,309
	Orsero SpA	1,122	14,201
*Ω	OVS SpA	36,563	101,588
	Pharmanutra SpA	513	38,072
	Piaggio & C SpA	22,030	70,521
Ω	Piovan SpA	1,011	12,752
Ω	Pirelli & C SpA	42,465	300,238
*	Prima Industrie SpA	444	9,438
Ω	RAI Way SpA	10,541	59,895
	Reply SpA	2,503	420,631
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	22,046
	Sabaf SpA	1,277	35,490
#	SAES Getters SpA	384	10,616
	SAES Getters SpA	534	10,224
*	Safilo Group SpA	8,196	13,869
#*	Saipem SpA	76,461	116,956
	Salcef SpA	1,264	34,242
*	Salvatore Ferragamo SpA	5,748	123,173
#*	Saras SpA	73,078	45,834

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Sesa SpA	768	$138,906
	SIT SpA	1,306	13,969
*	Sogefi SpA	8,720	11,781
	SOL SpA	4,358	93,220
	Tamburi Investment Partners SpA	15,032	153,048
Ω	Technogym SpA	15,528	132,523
	Tinexta SpA	2,718	96,553
*	Tod's SpA	1,430	77,072
	TXT e-solutions SpA	923	9,217
#Ω	Unieuro SpA	2,055	44,003
	Unipol Gruppo SpA	55,252	310,833
	UnipolSai Assicurazioni SpA	18,397	53,714
#	Webuild SpA	21,276	44,567
	Wiit SpA	727	25,681
	Zignago Vetro SpA	3,545	61,390
TOTAL ITALY			10,063,570
JAPAN — (21.4%)
	&Do Holdings Co. Ltd.	600	4,394
	77 Bank Ltd.	7,300	96,612
	A&D Co. Ltd.	3,000	25,670
*	Access Co. Ltd.	5,300	26,601
	Achilles Corp.	1,800	19,392
#	Adastria Co. Ltd.	3,140	47,046
	ADEKA Corp.	10,400	225,648
	Ad-sol Nissin Corp.	1,200	16,509
	Adtec Plasma Technology Co. Ltd.	800	16,466
	Advan Group Co. Ltd.	3,100	25,950
	Advance Create Co. Ltd.	1,400	12,703
*	Advanced Media, Inc.	1,800	8,980
#	Adventure, Inc.	300	16,703
	Adways, Inc.	3,300	21,246
	Aeon Delight Co. Ltd.	2,600	70,370
	Aeon Fantasy Co. Ltd.	800	13,421
	AEON Financial Service Co. Ltd.	5,500	57,725
#	Aeon Hokkaido Corp.	2,900	27,026
	Aeon Kyushu Co. Ltd.	800	15,245
	Aeria, Inc.	2,100	6,652
	AFC-HD AMS Life Science Co. Ltd.	1,400	9,016
	Agro-Kanesho Co. Ltd.	900	9,738
	Ahresty Corp.	2,700	8,950
	Ai Holdings Corp.	3,800	58,892
	Aica Kogyo Co. Ltd.	4,600	126,734
	Aichi Bank Ltd.	1,200	50,374
	Aichi Corp.	5,600	39,681
	Aichi Steel Corp.	1,500	33,748
	Aichi Tokei Denki Co. Ltd.	900	14,370
	Aida Engineering Ltd.	6,800	62,212
	Aiful Corp.	38,800	116,538
	Ain Holdings, Inc.	2,600	133,642
	Aiphone Co. Ltd.	1,800	34,163
	Airport Facilities Co. Ltd.	3,500	16,641
	Airtech Japan Ltd.	1,000	9,548
	Aisan Industry Co. Ltd.	6,170	37,077
	AIT Corp.	1,200	15,293
	Aizawa Securities Group Co. Ltd.	5,200	41,225
	Ajis Co. Ltd.	800	18,226
	Akatsuki Corp.	3,500	10,772
	Akatsuki, Inc.	1,100	25,647

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co. Ltd.	14,000	$20,861
	Akita Bank Ltd.	2,400	36,132
#	Albis Co. Ltd.	800	15,155
	Alconix Corp.	2,600	30,406
	Alinco, Inc.	2,200	18,265
#*	Allied Architects, Inc.	2,200	14,095
*	Allied Telesis Holdings KK	18,800	14,471
	Alpen Co. Ltd.	2,000	34,785
	Alpha Corp.	500	4,714
	Alps Alpine Co. Ltd.	27,300	297,747
	Alps Logistics Co. Ltd.	2,000	17,370
	Altech Corp.	2,310	36,297
	Amano Corp.	5,700	114,339
	Amiyaki Tei Co. Ltd.	300	7,459
	Amuse, Inc.	1,600	28,208
	Amvis Holdings, Inc.	1,000	38,760
	Anest Iwata Corp.	4,200	28,390
	Anicom Holdings, Inc.	8,800	55,878
#	Anritsu Corp.	15,600	215,419
	AOI Electronics Co. Ltd.	500	9,647
	AOKI Holdings, Inc.	5,300	27,057
	Aomori Bank Ltd.	4,100	68,216
*	Aoyama Trading Co. Ltd.	5,900	34,862
	Aoyama Zaisan Networks Co. Ltd.	3,200	35,671
	Aozora Bank Ltd.	3,200	71,945
	Apaman Co. Ltd.	1,800	7,327
	Arakawa Chemical Industries Ltd.	2,600	26,212
	Arata Corp.	1,800	62,878
#	Arcland Service Holdings Co. Ltd.	2,000	37,960
	Arcs Co. Ltd.	5,300	99,626
#	Ardepro Co. Ltd.	16,700	7,165
	Arealink Co. Ltd.	1,000	12,667
	Argo Graphics, Inc.	2,400	65,532
	Arisawa Manufacturing Co. Ltd.	5,100	44,337
	ARTERIA Networks Corp.	2,800	33,176
	Artiza Networks, Inc.	900	8,544
	Artnature, Inc.	1,000	6,096
#	ArtSpark Holdings, Inc.	5,600	34,930
*	Aruhi Corp.	4,300	43,133
	As One Corp.	2,300	113,958
#	Asahi Co. Ltd.	1,600	19,550
	Asahi Diamond Industrial Co. Ltd.	9,000	47,714
	Asahi Holdings, Inc.	7,400	143,377
	Asahi Kogyosha Co. Ltd.	600	14,915
#	Asahi Net, Inc.	1,700	8,915
	Asahi Printing Co. Ltd.	1,100	8,000
	Asahi Yukizai Corp.	2,300	35,756
	Asante, Inc.	1,200	17,096
	Asanuma Corp.	800	37,830
#	Ascentech KK	700	4,319
	Asia Pile Holdings Corp.	4,100	15,775
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	28,302
	ASKUL Corp.	3,800	46,378
	Asteria Corp.	1,600	12,360
	Asti Corp.	400	6,093
*	Atrae, Inc.	1,800	30,947
*	Atsugi Co. Ltd.	4,000	18,888
	Aucnet, Inc.	900	11,903
	Autobacs Seven Co. Ltd.	8,900	107,925

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aval Data Corp.	1,100	$24,439
	Avant Corp.	2,800	24,833
	Avantia Co. Ltd.	1,300	9,376
	Avex, Inc.	4,000	44,837
	Awa Bank Ltd.	5,300	104,350
	Axial Retailing, Inc.	2,200	62,614
	Bando Chemical Industries Ltd.	5,100	38,776
	Bank of Iwate Ltd.	2,000	33,100
	Bank of Nagoya Ltd.	1,900	49,329
	Bank of Saga Ltd.	2,500	33,021
	Bank of the Ryukyus Ltd.	3,600	25,094
#	Bank of Toyama Ltd.	600	10,246
	Baroque Japan Ltd.	1,700	13,289
	Base Co. Ltd.	300	10,719
#	Beauty Garage, Inc.	400	9,969
	Beenos, Inc.	1,000	15,864
	Belc Co. Ltd.	1,400	65,737
	Bell System24 Holdings, Inc.	3,100	38,284
	Belluna Co. Ltd.	6,900	43,662
	Benesse Holdings, Inc.	7,000	136,515
	BeNext-Yumeshin Group Co.	1,150	15,688
#*	Bengo4.com, Inc.	900	37,846
#	Bic Camera, Inc.	11,200	97,829
	BML, Inc.	2,400	72,944
	Bookoff Group Holdings Ltd.	1,000	8,921
	Bourbon Corp.	1,100	21,718
	BP Castrol KK	1,300	14,775
#	Br Holdings Corp.	4,900	15,455
*	BrainPad, Inc.	1,500	14,644
	Broadleaf Co. Ltd.	12,200	37,238
#	Broccoli Co. Ltd.	1,000	9,821
	Bull-Dog Sauce Co. Ltd.	400	6,835
	Bunka Shutter Co. Ltd.	6,984	63,875
	Business Brain Showa-Ota, Inc.	1,000	17,128
	BuySell Technologies Co. Ltd.	500	10,996
	C Uyemura & Co. Ltd.	1,600	79,035
	CAC Holdings Corp.	1,700	19,565
#	Can Do Co. Ltd.	80	1,372
	Canon Electronics, Inc.	2,600	36,770
	Careerlink Co. Ltd.	600	8,522
	Carenet, Inc.	2,000	13,861
	Carlit Holdings Co. Ltd.	2,600	15,354
	Carta Holdings, Inc.	1,100	18,346
	Cawachi Ltd.	2,700	54,302
#*	CellSource Co. Ltd.	600	20,191
	Central Automotive Products Ltd.	1,600	34,924
	Central Glass Co. Ltd.	3,400	63,081
	Central Security Patrols Co. Ltd.	1,400	28,057
	Central Sports Co. Ltd.	900	19,083
#	Ceres, Inc.	600	9,874
	Charm Care Corp. KK	1,800	18,019
	Chiba Kogyo Bank Ltd.	7,400	17,701
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	21,580
#	Chino Corp.	900	12,902
	Chiyoda Co. Ltd.	4,400	29,417
*	Chiyoda Corp.	22,200	65,533
	Chiyoda Integre Co. Ltd.	1,900	30,387
	Chofu Seisakusho Co. Ltd.	2,300	39,428
	Chori Co. Ltd.	1,400	21,587

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	3,200	$28,438
	Chudenko Corp.	3,900	72,037
	Chuetsu Pulp & Paper Co. Ltd.	1,400	11,951
	Chugai Ro Co. Ltd.	700	9,842
	Chugoku Bank Ltd.	17,400	141,894
	Chugoku Marine Paints Ltd.	6,600	52,955
	Chukyo Bank Ltd.	1,800	26,197
	Chuo Spring Co. Ltd.	2,000	13,111
#	Chuo Warehouse Co. Ltd.	1,000	8,533
	CI Takiron Corp.	6,400	30,709
	Citizen Watch Co. Ltd.	38,800	166,080
	CKD Corp.	5,600	103,378
	CL Holdings, Inc.	500	5,076
	Cleanup Corp.	3,800	17,677
	CMIC Holdings Co. Ltd.	1,500	19,413
*	CMK Corp.	6,400	31,684
	COLOPL, Inc.	8,600	47,355
	Colowide Co. Ltd.	5,200	75,135
	Computer Engineering & Consulting Ltd.	3,600	33,655
	Computer Institute of Japan Ltd.	1,900	13,210
	Comture Corp.	2,300	56,118
	CONEXIO Corp.	2,400	28,970
*	COOKPAD, Inc.	6,200	13,296
	Core Corp.	800	10,629
	Corona Corp.	2,600	20,092
	Cosel Co. Ltd.	2,500	17,871
	Cosmo Energy Holdings Co. Ltd.	7,400	148,768
	Cota Co. Ltd.	1,610	22,029
#	CRE, Inc.	800	11,788
	Create Restaurants Holdings, Inc.	3,800	24,357
	Create SD Holdings Co. Ltd.	2,700	72,871
	Credit Saison Co. Ltd.	19,600	218,781
	Creek & River Co. Ltd.	1,700	26,571
	Cresco Ltd.	1,800	27,948
*	CROOZ, Inc.	600	4,302
	CTI Engineering Co. Ltd.	1,400	29,234
	CTS Co. Ltd.	3,200	21,638
#	Cube System, Inc.	1,200	9,715
	Curves Holdings Co. Ltd.	7,300	44,554
	Cyberlinks Co. Ltd.	1,300	9,839
	Cybernet Systems Co. Ltd.	1,700	9,490
	Cybozu, Inc.	3,400	42,177
	Dai Nippon Toryo Co. Ltd.	3,400	23,865
	Daibiru Corp.	5,700	109,488
	Daicel Corp.	27,800	205,064
	Dai-Dan Co. Ltd.	1,500	29,512
	Daido Kogyo Co. Ltd.	900	7,189
	Daido Metal Co. Ltd.	5,500	30,094
	Daido Steel Co. Ltd.	3,300	127,523
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	11,220
	Daihen Corp.	2,200	78,622
#	Daiho Corp.	2,400	76,559
	Dai-Ichi Cutter Kogyo KK	900	10,916
	Daiichi Jitsugyo Co. Ltd.	1,000	36,473
	Daiichi Kensetsu Corp.	1,100	17,011
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	23,861
	Daiken Corp.	1,400	25,820
	Daiken Medical Co. Ltd.	2,800	12,803
	Daiki Aluminium Industry Co. Ltd.	5,000	68,602

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikoku Denki Co. Ltd.	900	$9,473
#	Daikokutenbussan Co. Ltd.	800	31,417
	Daikyonishikawa Corp.	4,200	21,711
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	31,616
	Daiseki Co. Ltd.	4,476	179,311
	Daishi Hokuetsu Financial Group, Inc.	4,500	104,343
#	Daishinku Corp.	3,200	35,290
#	Daisue Construction Co. Ltd.	500	5,672
	Daito Bank Ltd.	1,000	6,461
	Daito Pharmaceutical Co. Ltd.	1,450	35,171
	Daitron Co. Ltd.	1,600	27,750
	Daiwa Industries Ltd.	4,300	42,341
	Daiwabo Holdings Co. Ltd.	10,500	150,124
	DCM Holdings Co. Ltd.	14,700	139,518
	Dear Life Co. Ltd.	5,600	25,627
	DeNA Co. Ltd.	9,400	146,171
#	Densan System Holdings Co. Ltd.	600	13,590
	Denyo Co. Ltd.	2,000	29,426
	Dexerials Corp.	5,900	162,236
	Diamond Electric Holdings Co. Ltd.	600	5,504
	DIC Corp.	5,600	143,670
	Digital Arts, Inc.	1,300	76,593
	Digital Garage, Inc.	3,800	134,435
	Digital Hearts Holdings Co. Ltd.	1,200	18,079
*	Digital Holdings, Inc.	1,900	21,445
	Digital Information Technologies Corp.	800	8,262
#	Dip Corp.	2,900	91,812
	Direct Marketing MiX, Inc.	1,800	22,178
	DKK Co. Ltd.	1,600	32,468
	DKS Co. Ltd.	1,200	30,888
	DMG Mori Co. Ltd.	12,400	196,761
	Doshisha Co. Ltd.	2,900	38,403
	Double Standard, Inc.	600	12,685
	Doutor Nichires Holdings Co. Ltd.	4,112	57,277
	Dowa Holdings Co. Ltd.	3,900	169,080
	DTS Corp.	3,800	81,089
	Duskin Co. Ltd.	4,100	98,530
#	DyDo Group Holdings, Inc.	1,400	57,842
	Eagle Industry Co. Ltd.	4,100	39,310
	Earth Corp.	1,400	71,351
	EAT & Holdings Co. Ltd.	1,200	24,068
	Ebara Foods Industry, Inc.	800	19,643
	Ebara Jitsugyo Co. Ltd.	1,800	33,911
	Ebase Co. Ltd.	3,100	13,779
#	Eco's Co. Ltd.	800	14,212
	EDION Corp.	9,300	86,786
*	Edulab, Inc.	300	1,992
	EF-ON, Inc.	2,280	10,544
	eGuarantee, Inc.	4,200	69,105
	E-Guardian, Inc.	1,100	27,036
	Ehime Bank Ltd.	4,800	38,769
	Eidai Co. Ltd.	3,000	7,951
	Eiken Chemical Co. Ltd.	4,100	61,459
	Eizo Corp.	2,000	68,789
	EJ Holdings, Inc.	1,200	12,158
	Elan Corp.	3,700	32,545
	Elecom Co. Ltd.	5,400	65,358
	Electric Power Development Co. Ltd.	13,900	182,401
	Elematec Corp.	2,800	25,440

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Endo Lighting Corp.	1,700	$14,982
	Enigmo, Inc.	2,600	14,073
	en-japan, Inc.	3,500	84,357
	Enplas Corp.	1,000	25,364
	Envipro Holdings, Inc.	700	9,778
#	eRex Co. Ltd.	2,800	37,005
	ES-Con Japan Ltd.	4,600	30,666
	Escrow Agent Japan, Inc.	3,500	5,342
	Eslead Corp.	1,000	14,884
	ESPEC Corp.	2,400	42,635
	Exedy Corp.	4,200	61,652
	Ezaki Glico Co. Ltd.	5,500	178,323
	F&M Co. Ltd.	1,000	15,397
	FALCO HOLDINGS Co. Ltd.	1,400	25,048
	FAN Communications, Inc.	6,200	20,457
	FCC Co. Ltd.	4,400	56,581
*	FDK Corp.	1,100	8,065
	Feed One Co. Ltd.	3,920	24,106
	Ferrotec Holdings Corp.	5,400	134,755
*	FFRI Security, Inc.	400	3,516
	Fibergate, Inc.	1,100	10,291
	FIDEA Holdings Co. Ltd.	3,050	37,048
	Fields Corp.	3,000	12,796
	Financial Products Group Co. Ltd.	5,600	32,236
	FINDEX, Inc.	1,700	13,972
	First Bank of Toyama Ltd.	4,700	12,781
	First Juken Co. Ltd.	900	9,249
	Fixstars Corp.	3,000	19,240
	FJ Next Holdings Co. Ltd.	3,100	26,675
#	Focus Systems Corp.	1,700	13,522
	Forum Engineering, Inc.	1,200	8,894
	Foster Electric Co. Ltd.	3,400	21,901
	France Bed Holdings Co. Ltd.	3,800	29,483
*	FreakOut Holdings, Inc.	800	9,245
	Freebit Co. Ltd.	2,000	15,261
	Freund Corp.	1,700	10,997
	F-Tech, Inc.	1,600	7,558
	FTGroup Co. Ltd.	1,100	11,223
	Fudo Tetra Corp.	1,930	27,103
	Fuji Co. Ltd.	2,600	42,933
	Fuji Corp.	7,000	161,581
	Fuji Corp.	1,600	16,060
	Fuji Corp. Ltd.	5,200	29,255
	Fuji Kosan Co. Ltd.	1,000	8,693
	Fuji Kyuko Co. Ltd.	2,300	82,549
	Fuji Media Holdings, Inc.	5,800	58,517
	Fuji Oil Co. Ltd.	8,300	17,864
	Fuji Oil Holdings, Inc.	5,500	111,285
	Fuji Pharma Co. Ltd.	2,000	17,319
	Fuji Seal International, Inc.	5,000	94,025
	Fuji Soft, Inc.	2,800	117,306
	Fujibo Holdings, Inc.	1,500	50,142
	Fujicco Co. Ltd.	2,800	47,155
	Fujikura Composites, Inc.	4,200	29,577
	Fujikura Kasei Co. Ltd.	4,200	17,568
*	Fujikura Ltd.	29,700	160,593
	Fujimi, Inc.	1,700	102,927
	Fujimori Kogyo Co. Ltd.	2,500	88,864
*	Fujita Kanko, Inc.	600	12,138

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujitec Co. Ltd.	4,700	$111,787
	Fujiya Co. Ltd.	1,700	33,656
	FuKoKu Co. Ltd.	1,200	10,628
	Fukuda Corp.	1,000	37,528
	Fukuda Denshi Co. Ltd.	1,200	86,704
	Fukui Bank Ltd.	2,700	33,504
	Fukui Computer Holdings, Inc.	1,300	33,899
	Fukushima Galilei Co. Ltd.	1,600	58,755
	Fukuyama Transporting Co. Ltd.	3,100	97,570
	FULLCAST Holdings Co. Ltd.	2,600	48,921
	Funai Soken Holdings, Inc.	3,860	79,997
	Furukawa Battery Co. Ltd.	2,400	26,752
	Furukawa Co. Ltd.	4,100	45,895
	Furukawa Electric Co. Ltd.	8,600	176,897
	Furuno Electric Co. Ltd.	3,500	30,726
	Furuya Metal Co. Ltd.	400	35,376
	Furyu Corp.	1,400	15,604
	Fuso Chemical Co. Ltd.	1,700	66,511
	Fuso Pharmaceutical Industries Ltd.	1,100	20,178
	Futaba Corp.	5,300	31,092
	Futaba Industrial Co. Ltd.	8,700	31,562
	Future Corp.	5,800	74,413
	Fuyo General Lease Co. Ltd.	2,100	139,290
	G-7 Holdings, Inc.	3,000	36,236
	Gakken Holdings Co. Ltd.	4,500	41,151
	Gakkyusha Co. Ltd.	1,000	13,232
	Gecoss Corp.	2,000	13,964
	Genki Sushi Co. Ltd.	800	17,093
	Genky DrugStores Co. Ltd.	1,000	31,380
	Geo Holdings Corp.	3,800	37,536
	Gift, Inc.	600	12,253
*	giftee, Inc.	1,100	11,686
	Gig Works, Inc.	1,300	4,533
	GL Sciences, Inc.	600	14,507
	GLOBERIDE, Inc.	2,800	67,395
	Glory Ltd.	5,600	105,306
	GMO Financial Gate, Inc.	100	13,133
	GMO Financial Holdings, Inc.	4,400	32,942
	GMO GlobalSign Holdings KK	400	11,697
#*	GNI Group Ltd.	4,100	37,424
#	Godo Steel Ltd.	1,600	19,744
	Goldcrest Co. Ltd.	2,590	40,605
	Golf Digest Online, Inc.	1,000	9,190
	Good Com Asset Co. Ltd.	900	8,438
	gremz, Inc.	600	10,080
	GS Yuasa Corp.	8,500	181,848
	G-Tekt Corp.	3,300	39,685
	Gun-Ei Chemical Industry Co. Ltd.	700	21,724
*	GungHo Online Entertainment, Inc.	4,800	100,797
	Gunma Bank Ltd.	45,000	147,855
	Gunze Ltd.	2,200	76,483
	H.U. Group Holdings, Inc.	5,800	147,308
	H2O Retailing Corp.	11,700	80,943
	HABA Laboratories, Inc.	400	8,011
	Hachijuni Bank Ltd.	45,100	166,535
	Hagihara Industries, Inc.	1,400	14,476
	Hagiwara Electric Holdings Co. Ltd.	1,000	17,127
	Hagoromo Foods Corp.	600	16,544
	Hakudo Co. Ltd.	800	18,865

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakuto Co. Ltd.	2,500	$55,572
	Halows Co. Ltd.	1,600	38,447
	Hamakyorex Co. Ltd.	2,200	54,662
	Handsman Co. Ltd.	800	8,887
	Hanwa Co. Ltd.	4,500	123,581
	Happinet Corp.	2,800	36,625
	Harima Chemicals Group, Inc.	2,500	17,904
#	Hashimoto Sogyo Holdings Co. Ltd.	700	11,846
	Hazama Ando Corp.	19,410	148,527
	Heiwa Corp.	5,700	91,154
	Heiwa Real Estate Co. Ltd.	3,600	122,977
	Heiwado Co. Ltd.	4,900	82,557
*	Hennge KK	1,000	11,121
	Hibiya Engineering Ltd.	2,400	39,493
	HI-LEX Corp.	3,300	39,673
	Hinokiya Group Co. Ltd.	400	7,066
	Hioki EE Corp.	1,100	63,906
	Hirakawa Hewtech Corp.	1,200	11,811
	Hirano Tecseed Co. Ltd.	1,100	24,692
	Hirata Corp.	800	40,328
	Hirogin Holdings, Inc.	36,100	210,436
*	Hiroshima Electric Railway Co. Ltd.	2,000	14,057
	Hiroshima Gas Co. Ltd.	6,100	19,224
	Hisaka Works Ltd.	4,200	30,377
	Hitachi Zosen Corp.	16,500	109,854
	Hito Communications Holdings, Inc.	1,000	18,038
	Hochiki Corp.	1,700	17,748
	Hodogaya Chemical Co. Ltd.	800	38,115
	Hogy Medical Co. Ltd.	2,800	75,304
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	20,845
	Hokkaido Electric Power Co., Inc.	20,800	90,738
	Hokkaido Gas Co. Ltd.	2,400	31,327
	Hokkan Holdings Ltd.	1,200	14,719
	Hokko Chemical Industry Co. Ltd.	3,300	22,894
	Hokkoku Financial Holdings, Inc.	2,900	74,614
	Hokuetsu Corp.	14,900	98,834
	Hokuetsu Industries Co. Ltd.	2,800	22,332
	Hokuhoku Financial Group, Inc.	14,800	116,626
	Hokuriku Electric Industry Co. Ltd.	400	4,453
	Hokuriku Electric Power Co.	20,400	100,669
	Hokuriku Electrical Construction Co. Ltd.	1,800	12,541
	Hokuto Corp.	2,800	47,469
	Honda Tsushin Kogyo Co. Ltd.	1,400	5,047
	H-One Co. Ltd.	4,000	22,612
	Honeys Holdings Co. Ltd.	2,670	24,045
	Hoosiers Holdings	5,300	31,753
	Horiba Ltd.	1,300	69,974
	Hosiden Corp.	7,500	74,844
	Hosokawa Micron Corp.	2,000	50,828
	Hotland Co. Ltd.	1,300	13,985
*	Hotto Link, Inc.	2,300	14,568
	Howa Machinery Ltd.	2,200	14,903
*	HPC Systems, Inc.	300	5,316
	HS Holdings Co. Ltd.	3,300	33,077
	Hyakugo Bank Ltd.	26,900	83,035
	Hyakujushi Bank Ltd.	3,400	46,927
	IBJ, Inc.	1,100	7,162
	Ichigo, Inc.	27,200	66,883
	Ichiken Co. Ltd.	700	11,344

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichikoh Industries Ltd.	8,700	$38,291
#	Ichimasa Kamaboko Co. Ltd.	1,100	7,455
	Ichinen Holdings Co. Ltd.	3,100	34,442
	Ichiyoshi Securities Co. Ltd.	7,100	41,715
	Icom, Inc.	1,500	30,700
#	ID Holdings Corp.	1,950	14,249
	IDEA Consultants, Inc.	500	7,375
	Idec Corp.	4,000	85,211
	IDOM, Inc.	8,500	49,015
	Ihara Science Corp.	1,200	23,554
	Iino Kaiun Kaisha Ltd.	10,400	48,812
	IJTT Co. Ltd.	2,100	10,770
	I'll, Inc.	900	9,856
*	Imagica Group, Inc.	2,700	14,126
	Imasen Electric Industrial	901	4,707
*	Impact HD, Inc.	400	9,420
	Imuraya Group Co. Ltd.	1,100	21,325
	Inaba Denki Sangyo Co. Ltd.	5,200	120,506
#	Inaba Seisakusho Co. Ltd.	1,700	18,798
	Inabata & Co. Ltd.	5,900	88,903
#	Inageya Co. Ltd.	3,000	36,598
	Ines Corp.	3,000	39,122
	I-Net Corp.	1,600	17,995
	Infocom Corp.	2,600	41,432
	Infomart Corp.	21,500	124,958
	Information Services International-Dentsu Ltd.	2,900	90,410
	INFRONEER Holdings, Inc.	22,444	206,818
	Innotech Corp.	2,400	29,916
	Insource Co. Ltd.	2,500	39,972
	Intage Holdings, Inc.	3,800	58,060
	Inter Action Corp.	1,600	27,157
	Inui Global Logistics Co. Ltd.	1,200	24,322
	I-PEX, Inc.	1,400	21,019
#	IPS, Inc.	400	6,365
	IR Japan Holdings Ltd.	1,000	44,533
	Iriso Electronics Co. Ltd.	2,400	97,449
#	I'rom Group Co. Ltd.	900	11,655
	ISB Corp.	2,200	17,544
	Iseki & Co. Ltd.	2,500	28,995
	Ishihara Chemical Co. Ltd.	1,400	15,492
	Ishihara Sangyo Kaisha Ltd.	4,400	43,912
	Itfor, Inc.	3,600	23,579
	ITmedia, Inc.	1,700	23,506
	Itochu Enex Co. Ltd.	6,800	59,404
	Itochu-Shokuhin Co. Ltd.	900	38,131
	Itoham Yonekyu Holdings, Inc.	17,000	99,741
	Itoki Corp.	4,500	13,497
#*	Itokuro, Inc.	600	2,330
	IwaiCosmo Holdings, Inc.	2,900	34,420
	Iwaki Co. Ltd.	1,300	11,374
	Iwasaki Electric Co. Ltd.	400	7,952
	Iwatsu Electric Co. Ltd.	300	2,152
	Iwatsuka Confectionery Co. Ltd.	500	16,844
	Iyo Bank Ltd.	31,100	161,429
	Izumi Co. Ltd.	4,300	118,945
	J Front Retailing Co. Ltd.	16,700	149,820
	J Trust Co. Ltd.	11,300	47,490
	JAC Recruitment Co. Ltd.	1,600	27,818
	Jaccs Co. Ltd.	2,800	75,764

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jafco Group Co. Ltd.	10,500	$167,662
#*	Jalux, Inc.	800	17,805
	JANOME Corp.	2,299	14,696
*	Japan Asset Marketing Co. Ltd.	22,400	31,789
	Japan Aviation Electronics Industry Ltd.	5,000	79,910
	Japan Best Rescue System Co. Ltd.	1,200	9,097
*	Japan Cash Machine Co. Ltd.	3,300	18,209
#*	Japan Communications, Inc.	12,200	17,595
	Japan Electronic Materials Corp.	1,700	37,461
	Japan Elevator Service Holdings Co. Ltd.	5,800	83,556
#	Japan Foundation Engineering Co. Ltd.	2,900	15,027
#	Japan Investment Adviser Co. Ltd.	1,100	10,293
	Japan Lifeline Co. Ltd.	7,100	62,156
	Japan Material Co. Ltd.	6,400	93,542
	Japan Medical Dynamic Marketing, Inc.	1,870	24,438
	Japan Petroleum Exploration Co. Ltd.	4,700	112,330
	Japan Property Management Center Co. Ltd.	900	7,671
	Japan Pulp & Paper Co. Ltd.	1,600	55,725
	Japan Pure Chemical Co. Ltd.	1,000	22,078
	Japan Securities Finance Co. Ltd.	12,200	99,154
	Japan Steel Works Ltd.	3,700	123,005
	Japan System Techniques Co. Ltd.	800	14,953
	Japan Transcity Corp.	5,400	30,375
	Japan Wool Textile Co. Ltd.	8,600	65,821
	Jastec Co. Ltd.	1,200	10,813
	JBCC Holdings, Inc.	2,000	28,034
	JCU Corp.	2,500	108,529
	JDC Corp.	4,100	18,959
	JFE Systems, Inc.	1,100	20,031
	JGC Holdings Corp.	25,200	247,622
*	JIG-SAW, Inc.	300	13,257
	Jimoto Holdings, Inc.	2,110	12,221
	JINS Holdings, Inc.	1,300	80,366
	JINUSHI Co. Ltd.	1,600	23,823
	JK Holdings Co. Ltd.	2,500	23,971
	JM Holdings Co. Ltd.	1,100	15,568
	JMS Co. Ltd.	2,200	11,763
*	Joban Kosan Co. Ltd.	1,100	13,002
	J-Oil Mills, Inc.	2,600	38,445
	Joshin Denki Co. Ltd.	3,400	61,962
#	Joyful Honda Co. Ltd.	4,700	62,577
	JP-Holdings, Inc.	6,800	13,862
	JSB Co. Ltd.	600	14,711
	JSP Corp.	1,900	26,669
	Juki Corp.	3,700	24,921
	Juroku Financial Group, Inc.	4,100	81,523
	JVCKenwood Corp.	23,070	35,533
	K&O Energy Group, Inc.	2,300	30,189
	Kadoya Sesame Mills, Inc.	400	14,146
	Kaga Electronics Co. Ltd.	2,700	69,953
	Kagome Co. Ltd.	3,500	91,075
	Kaken Pharmaceutical Co. Ltd.	3,300	118,003
	Kakiyasu Honten Co. Ltd.	1,100	24,709
*	Kamakura Shinsho Ltd.	2,200	9,807
	Kameda Seika Co. Ltd.	1,800	65,387
	Kamei Corp.	3,600	31,431
	Kamigumi Co. Ltd.	2,500	48,309
	Kanaden Corp.	3,200	28,719
	Kanagawa Chuo Kotsu Co. Ltd.	800	23,146

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanamic Network Co. Ltd.	1,800	$7,113
	Kanamoto Co. Ltd.	4,200	81,667
	Kandenko Co. Ltd.	13,600	101,192
	Kaneka Corp.	2,200	71,665
	Kaneko Seeds Co. Ltd.	1,800	23,540
	Kanematsu Corp.	9,205	100,136
	Kanematsu Electronics Ltd.	1,500	49,484
	Kanemi Co. Ltd.	500	12,185
#	Kansai Super Market Ltd.	3,000	26,744
	Kanto Denka Kogyo Co. Ltd.	6,400	61,285
*	Kasai Kogyo Co. Ltd.	3,100	8,081
	Katakura Industries Co. Ltd.	2,700	53,634
	Kato Sangyo Co. Ltd.	2,900	83,026
	Kato Works Co. Ltd.	1,600	11,466
	Kawada Technologies, Inc.	600	20,249
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	34,276
	KeePer Technical Laboratory Co. Ltd.	1,600	26,398
	Keihanshin Building Co. Ltd.	4,100	47,457
	KEIWA, Inc.	800	37,875
	Keiyo Bank Ltd.	14,800	61,712
	Keiyo Co. Ltd.	6,700	50,255
	Kenko Mayonnaise Co. Ltd.	2,000	23,420
	KeyHolder, Inc.	1,600	7,835
	KFC Holdings Japan Ltd.	1,900	47,587
	KH Neochem Co. Ltd.	4,000	102,606
#	Kimura Chemical Plants Co. Ltd.	3,300	21,132
	King Jim Co. Ltd.	3,000	23,055
	Kintetsu World Express, Inc.	4,100	102,002
	Kissei Pharmaceutical Co. Ltd.	3,700	74,710
	Ki-Star Real Estate Co. Ltd.	1,100	67,310
	Kitagawa Corp.	1,600	19,216
	Kita-Nippon Bank Ltd.	1,000	14,351
	Kitano Construction Corp.	700	12,908
#	Kitanotatsujin Corp.	7,800	15,122
	Kito Corp.	2,700	40,341
	Kitz Corp.	7,900	45,928
	Kiyo Bank Ltd.	7,900	98,792
*	KLab, Inc.	4,100	15,666
	Koa Corp.	4,600	58,548
	Koatsu Gas Kogyo Co. Ltd.	3,600	23,475
*	Kobe Electric Railway Co. Ltd.	899	24,903
	Kobe Steel Ltd.	39,840	190,173
	Kohnan Shoji Co. Ltd.	2,300	68,206
	Kohsoku Corp.	1,300	17,226
	Koike Sanso Kogyo Co. Ltd.	400	7,174
	Kojima Co. Ltd.	5,300	24,340
	Kokusai Pulp & Paper Co. Ltd.	3,900	10,678
	Kokuyo Co. Ltd.	8,900	129,750
	Komatsu Matere Co. Ltd.	4,000	43,341
	Komatsu Wall Industry Co. Ltd.	1,200	19,029
	KOMEDA Holdings Co. Ltd.	4,600	85,148
	Komehyo Holdings Co. Ltd.	800	9,881
	Komeri Co. Ltd.	3,900	90,930
	Komori Corp.	7,500	44,980
	Konaka Co. Ltd.	1,760	5,296
	Kondotec, Inc.	2,900	25,976
	Konica Minolta, Inc.	58,400	246,180
	Konishi Co. Ltd.	4,000	57,036
	Konoike Transport Co. Ltd.	2,900	29,710

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoshima Chemical Co. Ltd.	800	$13,232
#*	Kosaido Holdings Co. Ltd.	3,300	21,639
	Kozo Keikaku Engineering, Inc.	500	10,613
	Krosaki Harima Corp.	800	31,698
#	KRS Corp.	2,000	15,065
	K's Holdings Corp.	20,200	198,782
	KU Holdings Co. Ltd.	2,400	20,742
	Kumagai Gumi Co. Ltd.	4,400	112,155
	Kumiai Chemical Industry Co. Ltd.	8,267	57,141
	Kurabo Industries Ltd.	1,800	29,440
	Kureha Corp.	2,000	149,312
	Kurimoto Ltd.	2,000	27,204
	Kuriyama Holdings Corp.	1,000	8,476
	Kusuri no Aoki Holdings Co. Ltd.	1,500	89,480
	KYB Corp.	3,100	80,703
	Kyoden Co. Ltd.	1,800	9,708
	Kyodo Printing Co. Ltd.	900	20,943
	Kyoei Steel Ltd.	2,900	39,413
	Kyokuto Boeki Kaisha Ltd.	800	18,109
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	48,407
	Kyokuto Securities Co. Ltd.	2,600	17,024
	Kyokuyo Co. Ltd.	1,100	30,211
	KYORIN Holdings, Inc.	4,500	71,483
	Kyosan Electric Manufacturing Co. Ltd.	5,000	18,449
	Kyowa Electronic Instruments Co. Ltd.	5,600	18,457
	Kyowa Leather Cloth Co. Ltd.	900	5,216
	Kyudenko Corp.	4,700	120,215
	Kyushu Financial Group, Inc.	39,800	153,781
	LAC Co. Ltd.	2,400	15,355
	Lacto Japan Co. Ltd.	900	14,747
	LEC, Inc.	3,100	24,566
	Life Corp.	1,700	45,681
	LIFULL Co. Ltd.	8,200	15,803
	LIKE, Inc.	1,600	25,335
	Linical Co. Ltd.	1,600	8,895
	Link & Motivation, Inc.	3,900	15,438
	Lintec Corp.	5,200	120,785
	LITALICO, Inc.	1,800	44,922
	Locondo, Inc.	300	2,969
*	M&A Capital Partners Co. Ltd.	1,500	64,595
	Mabuchi Motor Co. Ltd.	5,600	176,314
	Macnica Fuji Electronics Holdings, Inc.	6,399	141,578
	Macromill, Inc.	5,600	54,004
	Maeda Kosen Co. Ltd.	1,900	56,737
	Maezawa Kasei Industries Co. Ltd.	2,100	22,851
	Maezawa Kyuso Industries Co. Ltd.	2,400	20,557
	Makino Milling Machine Co. Ltd.	3,200	110,545
*	Management Solutions Co. Ltd.	1,100	30,020
	Mandom Corp.	5,800	69,547
	Mani, Inc.	7,600	109,816
	MarkLines Co. Ltd.	1,500	33,000
	Mars Group Holdings Corp.	1,800	25,463
#	Marubun Corp.	1,900	12,331
	Marudai Food Co. Ltd.	2,600	35,427
	Maruha Nichiro Corp.	4,653	99,405
	Maruichi Steel Tube Ltd.	6,500	144,793
	MARUKA FURUSATO Corp.	2,632	48,600
	Marumae Co. Ltd.	1,200	26,077
	Marusan Securities Co. Ltd.	11,600	52,545

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co. Ltd.	1,000	$131,572
#	Maruwa Unyu Kikan Co. Ltd.	3,100	35,382
	Maruzen CHI Holdings Co. Ltd.	400	1,250
	Maruzen Co. Ltd.	1,400	25,808
	Maruzen Showa Unyu Co. Ltd.	1,600	44,413
	Marvelous, Inc.	3,300	21,384
	Matching Service Japan Co. Ltd.	600	4,496
	Matsuda Sangyo Co. Ltd.	2,125	43,589
#	Matsui Construction Co. Ltd.	3,400	20,920
	Matsui Securities Co. Ltd.	12,600	88,118
	Matsuoka Corp.	700	7,218
	Max Co. Ltd.	4,000	63,784
	Maxell Ltd.	6,500	69,717
	Maxvalu Nishinihon Co. Ltd.	700	11,579
	Maxvalu Tokai Co. Ltd.	1,200	28,679
	MCJ Co. Ltd.	7,400	63,530
	Mebuki Financial Group, Inc.	59,800	133,400
	MEC Co. Ltd.	2,100	59,119
#	Media Do Co. Ltd.	900	19,997
	Medical Data Vision Co. Ltd.	3,300	29,213
	Medical System Network Co. Ltd.	2,400	11,532
	Medikit Co. Ltd.	800	17,585
*	MedPeer, Inc.	1,500	37,921
	Megachips Corp.	2,500	91,137
	Megmilk Snow Brand Co. Ltd.	5,100	90,845
	Meidensha Corp.	4,600	97,492
	Meiji Electric Industries Co. Ltd.	1,400	15,413
#	Meiji Shipping Co. Ltd.	1,700	10,490
	Meiko Electronics Co. Ltd.	2,400	82,878
	Meisei Industrial Co. Ltd.	5,000	30,648
	Meitec Corp.	2,700	158,178
	Meito Sangyo Co. Ltd.	1,200	17,221
#	Meiwa Corp.	4,100	38,828
	Melco Holdings, Inc.	900	28,551
#	Members Co. Ltd.	1,500	27,229
	Menicon Co. Ltd.	4,100	90,982
#	MetaReal Corp.	700	6,195
	METAWATER Co. Ltd.	2,600	46,116
#	Michinoku Bank Ltd.	2,400	18,222
	Micronics Japan Co. Ltd.	3,600	49,665
#	Midac Holdings Co. Ltd.	600	14,075
	Mie Kotsu Group Holdings, Inc.	5,900	23,959
#	Mikuni Corp.	2,700	10,150
	Milbon Co. Ltd.	2,900	136,921
	MIMAKI ENGINEERING Co. LTD.	1,900	13,173
	Mimasu Semiconductor Industry Co. Ltd.	2,319	49,831
	Ministop Co. Ltd.	1,800	22,846
	Minkabu The Infonoid, Inc.	1,200	23,404
	Mirai Industry Co. Ltd.	700	9,548
#	Miraial Co. Ltd.	1,100	14,811
*	Mirainovate Co. Ltd.	4,400	6,677
	Mirait Holdings Corp.	9,600	159,378
	Miroku Jyoho Service Co. Ltd.	1,600	16,744
	Mitani Corp.	4,800	81,089
	Mitani Sangyo Co. Ltd.	3,900	10,437
#	Mitani Sekisan Co. Ltd.	1,200	67,554
#	Mito Securities Co. Ltd.	10,500	25,623
*	Mitsuba Corp.	5,000	17,315
	Mitsubishi Kakoki Kaisha Ltd.	1,000	18,767

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logisnext Co. Ltd.	4,000	$34,745
	Mitsubishi Logistics Corp.	5,000	120,693
	Mitsubishi Materials Corp.	3,400	60,651
*	Mitsubishi Paper Mills Ltd.	6,500	17,841
	Mitsubishi Pencil Co. Ltd.	6,000	62,612
	Mitsubishi Research Institute, Inc.	1,100	35,776
	Mitsubishi Shokuhin Co. Ltd.	1,900	46,630
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	20,557
	Mitsuboshi Belting Ltd.	3,500	64,538
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	53,340
*	Mitsui E&S Holdings Co. Ltd.	16,400	49,932
#	Mitsui Matsushima Holdings Co. Ltd.	2,000	30,755
	Mitsui Mining & Smelting Co. Ltd.	6,900	195,118
	Mitsui-Soko Holdings Co. Ltd.	2,900	60,409
	Mitsuuroko Group Holdings Co. Ltd.	4,400	39,660
	Mixi, Inc.	5,600	103,669
	Miyaji Engineering Group, Inc.	900	24,984
	Miyazaki Bank Ltd.	2,000	36,781
	Miyoshi Oil & Fat Co. Ltd.	1,100	11,051
	Mizuho Leasing Co. Ltd.	3,300	92,170
	Mizuno Corp.	2,500	48,132
	Mochida Pharmaceutical Co. Ltd.	2,600	80,872
	Modec, Inc.	3,200	32,089
	Molitec Steel Co. Ltd.	3,900	10,745
	Monex Group, Inc.	16,600	84,160
	Monogatari Corp.	1,200	65,213
	MORESCO Corp.	1,100	11,094
	Morinaga & Co. Ltd.	4,000	127,483
	Morinaga Milk Industry Co. Ltd.	1,300	63,027
	Moriroku Holdings Co. Ltd.	900	15,056
	Morita Holdings Corp.	3,900	43,223
	Morito Co. Ltd.	2,600	16,007
	Morningstar Japan KK	6,200	31,890
	Morozoff Ltd.	600	14,479
	Mortgage Service Japan Ltd.	1,200	11,373
	Mory Industries, Inc.	900	20,507
	MrMax Holdings Ltd.	4,600	24,507
#	MTG Co. Ltd.	800	8,235
	MTI Ltd.	4,500	21,960
	Mugen Estate Co. Ltd.	1,600	6,761
	m-up Holdings, Inc.	2,800	19,504
	Murakami Corp.	1,000	22,919
	Musashi Seimitsu Industry Co. Ltd.	5,800	87,370
	Musashino Bank Ltd.	4,100	65,924
	NAC Co. Ltd.	1,100	9,185
	Nachi-Fujikoshi Corp.	1,700	63,515
	Nafco Co. Ltd.	2,100	30,668
	Nagaileben Co. Ltd.	200	3,654
	Nagano Bank Ltd.	1,300	13,959
	Nagano Keiki Co. Ltd.	2,100	24,325
	Nagase & Co. Ltd.	12,600	201,256
	Nagatanien Holdings Co. Ltd.	1,600	27,139
#	Nagawa Co. Ltd.	800	67,651
	Naigai Trans Line Ltd.	700	11,355
	Nakabayashi Co. Ltd.	3,300	14,713
#	Nakamoto Packs Co. Ltd.	700	10,471
	Nakamuraya Co. Ltd.	600	17,703
	Nakanishi, Inc.	6,900	122,347
	Nakano Refrigerators Co. Ltd.	200	10,318

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakayama Steel Works Ltd.	3,500	$13,166
#*	Namura Shipbuilding Co. Ltd.	7,996	13,702
	Nankai Electric Railway Co. Ltd.	11,300	224,348
	Nanto Bank Ltd.	4,000	67,648
	Natori Co. Ltd.	1,400	24,408
	NEC Capital Solutions Ltd.	900	16,448
	NEC Networks & System Integration Corp.	3,800	54,835
	NET One Systems Co. Ltd.	2,500	59,342
	Neturen Co. Ltd.	3,800	19,721
	New Art Holdings Co. Ltd.	1,000	10,554
#	New Japan Chemical Co. Ltd.	6,200	13,402
	Nextage Co. Ltd.	4,300	107,982
*	NexTone, Inc.	500	12,608
	NF Holdings Corp.	600	6,021
	NHK Spring Co. Ltd.	23,600	184,967
	Nice Corp.	1,300	19,872
#	Nichia Steel Works Ltd.	4,000	9,785
	Nichias Corp.	6,100	138,475
	Nichiban Co. Ltd.	1,500	23,043
	Nichicon Corp.	5,900	61,819
	Nichiden Corp.	1,800	34,458
	Nichiha Corp.	2,700	66,748
	Nichi-iko Pharmaceutical Co. Ltd.	9,550	60,975
	Nichireki Co. Ltd.	3,400	37,697
	Nichirin Co. Ltd.	1,430	19,128
	Nihon Chouzai Co. Ltd.	1,400	16,241
	Nihon Dengi Co. Ltd.	600	20,797
	Nihon Denkei Co. Ltd.	1,050	11,958
	Nihon Flush Co. Ltd.	3,200	29,324
	Nihon House Holdings Co. Ltd.	5,600	21,713
	Nihon Kagaku Sangyo Co. Ltd.	1,900	22,549
	Nihon Nohyaku Co. Ltd.	6,100	28,059
	Nihon Parkerizing Co. Ltd.	9,800	88,835
	Nihon Plast Co. Ltd.	1,700	8,218
	Nihon Tokushu Toryo Co. Ltd.	1,400	10,330
	Nihon Trim Co. Ltd.	400	10,853
	Nihon Yamamura Glass Co. Ltd.	800	5,440
	Nikkiso Co. Ltd.	8,100	59,766
	Nikko Co. Ltd.	4,200	22,535
	Nikkon Holdings Co. Ltd.	7,400	139,401
	Nippn Corp.	5,200	76,282
	Nippon Air Conditioning Services Co. Ltd.	2,700	18,182
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	26,576
	Nippon Carbide Industries Co., Inc.	1,100	13,262
	Nippon Carbon Co. Ltd.	1,100	38,283
	Nippon Chemical Industrial Co. Ltd.	1,300	29,617
*	Nippon Chemi-Con Corp.	2,900	41,197
	Nippon Coke & Engineering Co. Ltd.	32,300	36,501
	Nippon Concept Corp.	700	7,947
	Nippon Concrete Industries Co. Ltd.	8,400	20,562
#	Nippon Denko Co. Ltd.	15,100	40,109
	Nippon Densetsu Kogyo Co. Ltd.	4,700	61,055
	Nippon Electric Glass Co. Ltd.	10,300	257,297
	Nippon Fine Chemical Co. Ltd.	1,900	33,856
	Nippon Gas Co. Ltd.	12,700	177,726
	Nippon Hume Corp.	3,300	19,996
	Nippon Kanzai Co. Ltd.	1,200	29,482
	Nippon Kayaku Co. Ltd.	14,400	143,172
#	Nippon Kodoshi Corp.	400	8,506

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Koei Co. Ltd.	1,700	$44,144
	Nippon Light Metal Holdings Co. Ltd.	6,480	99,298
	Nippon Paper Industries Co. Ltd.	11,900	120,580
	Nippon Parking Development Co. Ltd.	23,500	27,719
	Nippon Pillar Packing Co. Ltd.	2,900	84,421
	Nippon Piston Ring Co. Ltd.	700	7,908
	Nippon Rietec Co. Ltd.	1,500	17,986
	Nippon Road Co. Ltd.	700	50,998
	Nippon Seiki Co. Ltd.	5,800	51,809
#	Nippon Seisen Co. Ltd.	300	11,795
	Nippon Sharyo Ltd.	1,200	20,816
*	Nippon Sheet Glass Co. Ltd.	12,000	52,754
	Nippon Shokubai Co. Ltd.	2,600	122,440
	Nippon Signal Co. Ltd.	7,000	54,538
	Nippon Soda Co. Ltd.	2,800	80,123
	Nippon Steel Trading Corp.	2,048	92,440
	Nippon Suisan Kaisha Ltd.	33,100	155,086
	Nippon Systemware Co. Ltd.	1,200	20,991
	Nippon Thompson Co. Ltd.	6,500	34,722
	Nippon Yakin Kogyo Co. Ltd.	1,660	33,075
	Nipro Corp.	16,300	151,210
	Nishikawa Rubber Co. Ltd.	1,900	25,779
	Nishimatsu Construction Co. Ltd.	6,200	205,926
#	Nishimatsuya Chain Co. Ltd.	5,300	67,593
	Nishimoto Co. Ltd.	700	17,638
	Nishi-Nippon Financial Holdings, Inc.	15,100	106,954
	Nishi-Nippon Railroad Co. Ltd.	6,900	154,330
	Nishio Rent All Co. Ltd.	2,100	51,448
	Nissan Shatai Co. Ltd.	7,700	46,280
	Nissei ASB Machine Co. Ltd.	1,000	26,973
	Nissei Plastic Industrial Co. Ltd.	1,400	12,620
	Nissha Co. Ltd.	4,900	62,384
	Nisshin Group Holdings Co. Ltd.	5,400	23,166
	Nisshin Oillio Group Ltd.	3,100	81,170
	Nisshinbo Holdings, Inc.	19,836	165,241
	Nissin Corp.	2,200	30,429
	Nissin Electric Co. Ltd.	6,100	76,950
	Nissin Sugar Co. Ltd.	2,100	31,398
#	Nisso Corp.	2,300	15,813
	Nissui Pharmaceutical Co. Ltd.	1,400	12,107
	Nitta Corp.	2,600	63,712
	Nitta Gelatin, Inc.	2,000	11,360
	Nittetsu Mining Co. Ltd.	800	44,758
	Nitto Boseki Co. Ltd.	2,300	54,888
	Nitto Fuji Flour Milling Co. Ltd.	400	13,197
	Nitto Kogyo Corp.	3,700	49,775
	Nitto Kohki Co. Ltd.	1,300	18,811
	Nitto Seiko Co. Ltd.	6,200	28,619
	Nittoc Construction Co. Ltd.	3,500	20,007
	NJS Co. Ltd.	700	12,063
	Noda Corp.	800	6,833
	Noevir Holdings Co. Ltd.	1,900	86,056
	Nohmi Bosai Ltd.	2,800	51,513
	Nojima Corp.	3,600	72,599
	NOK Corp.	11,500	122,957
#	Nomura Micro Science Co. Ltd.	700	25,787
	Noritake Co. Ltd.	1,400	56,024
	Noritsu Koki Co. Ltd.	2,700	48,506
	Noritz Corp.	3,900	57,353

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	32,300	$70,581
	NPC, Inc.	1,500	5,747
	NS Tool Co. Ltd.	2,000	24,720
	NS United Kaiun Kaisha Ltd.	1,500	39,910
	NSD Co. Ltd.	6,960	118,876
*	NTN Corp.	51,500	103,869
*	OAK Capital Corp.	5,200	3,509
#	Obara Group, Inc.	1,600	46,371
	Oenon Holdings, Inc.	5,000	14,442
	Ogaki Kyoritsu Bank Ltd.	5,300	93,555
	Ohara, Inc.	700	6,602
	Ohashi Technica, Inc.	1,700	20,406
#	Ohba Co. Ltd.	1,400	8,979
	Ohmoto Gumi Co. Ltd.	300	15,807
	Ohsho Food Service Corp.	1,200	61,933
	Oiles Corp.	2,973	41,628
*	Oisix ra daichi, Inc.	2,500	52,103
	Oita Bank Ltd.	1,600	26,817
	Okabe Co. Ltd.	4,000	25,857
	Okamoto Industries, Inc.	1,200	42,382
	Okamoto Machine Tool Works Ltd.	700	25,492
	Okamura Corp.	6,700	70,833
	Okasan Securities Group, Inc.	19,900	66,414
	Oki Electric Industry Co. Ltd.	12,300	94,088
	Okinawa Cellular Telephone Co.	1,500	65,351
	Okinawa Electric Power Co., Inc.	5,625	68,708
	Okinawa Financial Group, Inc.	2,860	55,273
	OKUMA Corp.	2,900	126,508
	Okumura Corp.	3,600	102,777
	Okura Industrial Co. Ltd.	1,400	24,109
	Okuwa Co. Ltd.	3,000	23,826
	Onoken Co. Ltd.	2,900	41,523
	Onward Holdings Co. Ltd.	18,500	46,367
	Optex Group Co. Ltd.	3,200	42,659
*	Optim Corp.	1,200	10,174
	Optorun Co. Ltd.	2,800	57,268
#	Orchestra Holdings, Inc.	700	16,263
	Organo Corp.	800	58,503
	Orient Corp.	72,100	77,058
*	Oriental Shiraishi Corp.	18,400	38,336
	Origin Co. Ltd.	600	6,495
	Oro Co. Ltd.	700	14,528
	Osaka Organic Chemical Industry Ltd.	1,800	49,553
	Osaka Soda Co. Ltd.	2,000	53,086
	Osaka Steel Co. Ltd.	1,500	15,448
*	OSAKA Titanium Technologies Co. Ltd.	3,300	23,818
	Osaki Electric Co. Ltd.	6,000	24,065
	OSG Corp.	8,600	151,405
	OUG Holdings, Inc.	500	11,711
	Outsourcing, Inc.	12,300	142,484
	Oyo Corp.	2,700	49,679
	Ozu Corp.	600	10,131
	Pacific Industrial Co. Ltd.	6,100	58,228
	Pacific Metals Co. Ltd.	3,100	61,776
	Pack Corp.	1,400	32,777
	PAL GROUP Holdings Co. Ltd.	1,900	27,695
	Paramount Bed Holdings Co. Ltd.	4,000	66,563
*	Park24 Co. Ltd.	10,200	154,298
	Parker Corp.	2,400	10,804

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pasona Group, Inc.	2,300	$50,861
	PC Depot Corp.	5,160	12,965
	PCA Corp.	1,700	23,517
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	11,807
	Penta-Ocean Construction Co. Ltd.	31,300	173,816
	People Dreams & Technologies Group Co. Ltd.	900	14,075
	Pickles Corp.	2,400	33,200
	Pigeon Corp.	4,600	89,662
	Pilot Corp.	2,500	89,043
	Piolax, Inc.	3,900	59,220
	Plenus Co. Ltd.	2,200	37,580
	Poletowin Pitcrew Holdings, Inc.	3,400	27,888
	Precision System Science Co. Ltd.	2,600	13,336
*	Premier Anti-Aging Co. Ltd.	400	25,124
	Premium Group Co. Ltd.	1,600	50,746
*	Premium Water Holdings, Inc.	400	8,646
	Press Kogyo Co. Ltd.	9,000	30,072
	Pressance Corp.	2,400	43,857
	Prestige International, Inc.	13,400	85,172
	Prima Meat Packers Ltd.	3,000	65,889
	Pronexus, Inc.	2,300	21,955
*	Prored Partners Co. Ltd.	700	5,006
	Pro-Ship, Inc.	900	10,629
	Proto Corp.	3,000	34,828
	PS Mitsubishi Construction Co. Ltd.	3,600	18,989
	Punch Industry Co. Ltd.	2,600	11,200
*	QB Net Holdings Co. Ltd.	1,400	20,132
	Qol Holdings Co. Ltd.	2,600	30,288
	Quick Co. Ltd.	1,500	17,014
#	Raccoon Holdings, Inc.	1,700	17,898
	Raito Kogyo Co. Ltd.	4,700	76,722
	Raiznext Corp.	4,600	46,238
	Rasa Corp.	1,400	11,746
	Rasa Industries Ltd.	800	10,895
	Raysum Co. Ltd.	1,900	11,766
	Relia, Inc.	4,800	40,570
	Rengo Co. Ltd.	21,400	159,690
*	RENOVA, Inc.	3,600	51,178
	Resol Holdings Co. Ltd.	400	14,965
	Resorttrust, Inc.	10,200	163,298
	Restar Holdings Corp.	2,800	47,641
#	Retail Partners Co. Ltd.	2,000	20,644
	Rheon Automatic Machinery Co. Ltd.	2,000	18,331
	Ricoh Leasing Co. Ltd.	1,900	61,670
	Ride On Express Holdings Co. Ltd.	1,200	15,881
*	Right On Co. Ltd.	1,500	9,052
	Riken Corp.	1,300	29,562
	Riken Keiki Co. Ltd.	2,000	95,687
	Riken Technos Corp.	5,600	23,070
	Riken Vitamin Co. Ltd.	2,200	32,538
	Rion Co. Ltd.	1,400	28,044
	Riso Kyoiku Co. Ltd.	15,100	53,735
	Rock Field Co. Ltd.	2,100	27,987
	Rokko Butter Co. Ltd.	1,700	22,353
	Roland Corp.	1,500	57,219
	Roland DG Corp.	1,800	42,638
	Rorze Corp.	1,400	132,291
	Ryobi Ltd.	3,200	30,459
	Ryoden Corp.	2,300	34,440

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ryosan Co. Ltd.	2,400	$47,555
	S Foods, Inc.	2,000	61,435
	S&B Foods, Inc.	1,000	32,201
	Sac's Bar Holdings, Inc.	3,250	14,701
	Sagami Rubber Industries Co. Ltd.	1,000	7,376
	Saibu Gas Holdings Co. Ltd.	2,800	53,344
	Saizeriya Co. Ltd.	600	13,875
	Sakai Chemical Industry Co. Ltd.	1,400	25,419
	Sakai Heavy Industries Ltd.	600	14,245
	Sakai Moving Service Co. Ltd.	1,700	65,035
	Sakata INX Corp.	5,200	43,791
	Sakata Seed Corp.	1,600	46,996
	Sakura Internet, Inc.	1,700	7,443
	Sala Corp.	7,300	39,560
	SAMTY Co. Ltd.	3,600	65,386
	San Holdings, Inc.	2,200	28,747
	San ju San Financial Group, Inc.	2,700	35,848
	San-A Co. Ltd.	2,000	70,932
#	San-Ai Oil Co. Ltd.	7,700	62,753
	Sanei Architecture Planning Co. Ltd.	1,300	18,117
	Sangetsu Corp.	5,600	77,553
	San-In Godo Bank Ltd.	18,100	101,942
#*	Sanix, Inc.	2,800	4,322
	Sanken Electric Co. Ltd.	900	39,238
	Sanki Engineering Co. Ltd.	5,000	61,765
	Sanko Gosei Ltd.	2,900	9,012
	Sankyo Co. Ltd.	5,500	141,613
	Sankyo Frontier Co. Ltd.	600	26,578
	Sankyo Seiko Co. Ltd.	4,000	19,812
	Sankyo Tateyama, Inc.	2,800	15,227
	Sanoh Industrial Co. Ltd.	3,000	21,624
	Sansei Technologies, Inc.	1,200	7,760
	Sansha Electric Manufacturing Co. Ltd.	800	5,822
	Sanshin Electronics Co. Ltd.	2,000	26,111
	Sanyo Chemical Industries Ltd.	1,600	72,909
	Sanyo Denki Co. Ltd.	1,000	46,626
	Sanyo Electric Railway Co. Ltd.	3,300	57,719
*	Sanyo Shokai Ltd.	2,500	18,026
	Sanyo Special Steel Co. Ltd.	3,000	56,242
	Sanyo Trading Co. Ltd.	2,600	22,528
	Sapporo Holdings Ltd.	7,300	141,600
	Sato Holdings Corp.	3,900	68,780
	Sato Shoji Corp.	2,600	25,204
#	Satori Electric Co. Ltd.	2,600	20,961
	Sawai Group Holdings Co. Ltd.	4,700	177,903
	Saxa Holdings, Inc.	400	4,523
	SB Technology Corp.	1,400	29,114
*	SBI Insurance Group Co. Ltd.	1,200	11,390
	SBS Holdings, Inc.	2,300	70,944
	Scala, Inc.	1,600	9,223
#	Scroll Corp.	4,700	33,884
	SEC Carbon Ltd.	200	9,015
	Seed Co. Ltd.	1,500	6,764
	Seika Corp.	1,600	21,615
	Seikagaku Corp.	5,200	42,567
	Seikitokyu Kogyo Co. Ltd.	4,300	30,481
	Seiko Holdings Corp.	3,300	61,707
	Seiko PMC Corp.	800	4,593
	Seino Holdings Co. Ltd.	3,700	36,709

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiren Co. Ltd.	5,800	$109,659
	Sekisui Jushi Corp.	3,700	65,368
	Sekisui Kasei Co. Ltd.	3,500	14,135
	SEMITEC Corp.	200	17,962
	Senko Group Holdings Co. Ltd.	12,400	99,571
	Senshu Electric Co. Ltd.	1,200	63,977
	Senshu Ikeda Holdings, Inc.	29,200	46,176
	Senshukai Co. Ltd.	3,000	9,759
	Septeni Holdings Co. Ltd.	12,300	45,047
	SERAKU Co. Ltd.	1,100	11,433
	Seria Co. Ltd.	2,800	70,463
	Seven Bank Ltd.	48,400	102,289
	Shibaura Electronics Co. Ltd.	1,200	70,034
	Shibaura Machine Co. Ltd.	2,300	66,229
	Shibaura Mechatronics Corp.	400	29,705
	Shibusawa Warehouse Co. Ltd.	1,200	22,362
	Shibuya Corp.	2,000	44,343
*	Shidax Corp.	2,800	10,346
	Shiga Bank Ltd.	4,799	93,501
	Shikibo Ltd.	900	7,184
	Shikoku Bank Ltd.	5,400	37,441
	Shikoku Chemicals Corp.	4,600	57,256
	Shikoku Electric Power Co., Inc.	17,600	122,345
	Shima Seiki Manufacturing Ltd.	3,200	48,406
	Shimizu Bank Ltd.	2,400	34,128
	Shimojima Co. Ltd.	1,200	10,725
	Shin Nippon Air Technologies Co. Ltd.	1,200	21,386
	Shin Nippon Biomedical Laboratories Ltd.	3,200	34,217
	Shinagawa Refractories Co. Ltd.	1,200	39,762
*	Shindengen Electric Manufacturing Co. Ltd.	1,400	41,254
	Shin-Etsu Polymer Co. Ltd.	5,000	47,913
	Shin-Keisei Electric Railway Co. Ltd.	900	15,743
	Shinko Shoji Co. Ltd.	5,200	40,597
	Shinmaywa Industries Ltd.	5,600	43,019
	Shinnihon Corp.	3,400	22,230
#	Shinnihonseiyaku Co. Ltd.	500	4,727
	Shinoken Group Co. Ltd.	3,900	33,361
	Shinsho Corp.	1,000	30,930
	Shinwa Co. Ltd.	1,500	26,410
	Shinwa Co. Ltd.	1,700	12,256
	Ship Healthcare Holdings, Inc.	8,100	181,803
#	Shizuki Electric Co., Inc.	1,600	7,318
	Shizuoka Gas Co. Ltd.	7,800	68,093
	SHO-BOND Holdings Co. Ltd.	2,900	126,992
	Shoei Co. Ltd.	2,600	100,112
	Shoei Foods Corp.	1,400	48,408
	Shofu, Inc.	1,000	15,643
	Showa Sangyo Co. Ltd.	2,000	46,845
	Sigma Koki Co. Ltd.	700	9,640
	SIGMAXYZ Holdings Inc.	1,700	32,441
	Siix Corp.	3,600	41,038
*	Silver Life Co. Ltd.	700	6,365
	Sinanen Holdings Co. Ltd.	1,300	34,290
	Sinfonia Technology Co. Ltd.	3,599	37,923
	Sinko Industries Ltd.	2,400	38,180
	Sintokogio Ltd.	5,338	32,156
	SK-Electronics Co. Ltd.	1,300	10,636
	SKY Perfect JSAT Holdings, Inc.	17,800	66,994
*	Smaregi, Inc.	600	9,317

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMK Corp.	500	$9,351
#	Snow Peak, Inc.	3,200	65,321
	SNT Corp.	3,900	7,644
	Soda Nikka Co. Ltd.	3,100	22,591
	Sodick Co. Ltd.	5,800	40,452
	Soft99 Corp.	2,300	26,299
	Softcreate Holdings Corp.	900	28,601
	Software Service, Inc.	400	20,368
	Soiken Holdings, Inc.	2,200	6,014
	Soken Chemical & Engineering Co. Ltd.	800	11,337
	Solasto Corp.	5,000	45,987
	Soliton Systems KK	1,500	16,710
*	Sotetsu Holdings, Inc.	4,800	88,385
	Sotoh Co. Ltd.	600	4,364
	Space Co. Ltd.	880	6,698
#	Sparx Group Co. Ltd.	11,800	26,834
	SPK Corp.	1,000	11,310
	S-Pool, Inc.	6,800	61,996
	Sprix Ltd.	1,600	20,172
	SRA Holdings	1,000	24,817
*	SRE Holdings Corp.	800	31,024
	ST Corp.	2,100	27,597
	St. Marc Holdings Co. Ltd.	1,700	22,196
	Star Mica Holdings Co. Ltd.	1,800	21,772
	Star Micronics Co. Ltd.	4,000	50,727
	Starts Corp., Inc.	3,200	69,672
	Starzen Co. Ltd.	2,000	35,286
	St-Care Holding Corp.	2,600	17,187
	Stella Chemifa Corp.	1,500	32,758
	Step Co. Ltd.	1,500	23,694
	Strike Co. Ltd.	900	35,041
	Studio Alice Co. Ltd.	1,100	20,628
	Subaru Enterprise Co. Ltd.	200	13,867
	Sugimoto & Co. Ltd.	1,500	28,368
	Sumida Corp.	2,400	21,073
	Suminoe Textile Co. Ltd.	900	14,628
	Sumitomo Bakelite Co. Ltd.	3,900	187,942
	Sumitomo Densetsu Co. Ltd.	2,200	40,102
	Sumitomo Mitsui Construction Co. Ltd.	24,892	94,058
	Sumitomo Osaka Cement Co. Ltd.	4,400	134,928
*	Sumitomo Precision Products Co. Ltd.	600	9,612
	Sumitomo Riko Co. Ltd.	5,000	25,576
	Sumitomo Seika Chemicals Co. Ltd.	900	24,133
	Sumitomo Warehouse Co. Ltd.	7,300	131,094
	Sun Frontier Fudousan Co. Ltd.	3,700	33,584
	Suncall Corp.	1,500	7,454
	Sun-Wa Technos Corp.	1,500	17,167
*	SuRaLa Net Co. Ltd.	500	5,617
	Suruga Bank Ltd.	20,500	88,424
	Suzuki Co. Ltd.	1,400	10,515
	SWCC Showa Holdings Co. Ltd.	2,800	44,043
#	System Information Co. Ltd.	1,800	14,277
	System Research Co. Ltd.	600	9,166
	Systena Corp.	27,600	84,977
	Syuppin Co. Ltd.	1,800	16,637
	T Hasegawa Co. Ltd.	3,600	78,997
	T RAD Co. Ltd.	1,100	25,706
	T&K Toka Co. Ltd.	2,300	15,981
	Tachibana Eletech Co. Ltd.	2,500	33,968

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachikawa Corp.	2,700	$25,068
	Tachi-S Co. Ltd.	4,300	44,903
	Tadano Ltd.	10,300	90,091
	Taihei Dengyo Kaisha Ltd.	2,000	47,338
	Taiheiyo Cement Corp.	2,600	51,730
	Taiho Kogyo Co. Ltd.	1,900	13,192
	Taikisha Ltd.	3,000	75,021
	Taiko Bank Ltd.	1,100	13,343
#*	Taiko Pharmaceutical Co. Ltd.	2,300	12,082
	Taisei Lamick Co. Ltd.	800	19,002
	Taiyo Holdings Co. Ltd.	3,600	106,209
#	Takachiho Koheki Co. Ltd.	1,000	13,513
	Takamatsu Construction Group Co. Ltd.	2,100	36,388
	Takamiya Co. Ltd.	1,700	6,004
	Takaoka Toko Co. Ltd.	1,200	14,745
#	Takara & Co. Ltd.	700	11,023
	Takara Holdings, Inc.	10,300	99,906
	Takara Leben Co. Ltd.	14,600	39,784
	Takara Standard Co. Ltd.	4,200	50,003
	Takasago International Corp.	2,100	51,492
	Takasago Thermal Engineering Co. Ltd.	4,700	78,578
	Takashimaya Co. Ltd.	18,000	170,936
	Takasho Co. Ltd.	1,700	9,624
	TAKEBISHI Corp.	1,400	17,642
	Takeuchi Manufacturing Co. Ltd.	4,400	109,976
	Takihyo Co. Ltd.	200	2,444
	Takisawa Machine Tool Co. Ltd.	1,100	11,370
	Takuma Co. Ltd.	6,500	83,125
	Tama Home Co. Ltd.	1,900	38,714
	Tamron Co. Ltd.	2,000	43,597
	Tamura Corp.	11,000	62,515
#	Tanseisha Co. Ltd.	3,800	23,855
	Taoka Chemical Co. Ltd.	1,000	11,256
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	20,718
	Tayca Corp.	1,900	21,844
	Tbk Co. Ltd.	2,800	9,810
	TBS Holdings, Inc.	3,200	47,857
	TDC Soft, Inc.	1,600	14,664
	TechMatrix Corp.	5,200	74,035
#	Techno Horizon Co. Ltd.	1,400	8,458
	Techno Medica Co. Ltd.	700	9,721
	Techno Ryowa Ltd.	1,500	11,648
	Techno Smart Corp.	700	7,464
	Tecnos Japan, Inc.	2,900	12,133
	Teijin Ltd.	3,800	47,906
	Teikoku Electric Manufacturing Co. Ltd.	3,100	35,639
#	Teikoku Sen-I Co. Ltd.	2,900	50,557
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,326
	Tekken Corp.	1,800	28,350
	Temairazu, Inc.	400	14,944
	Tenma Corp.	2,000	43,665
	Terilogy Co. Ltd.	1,600	5,010
	T-Gaia Corp.	2,100	30,467
	TKC Corp.	3,200	84,090
	Toa Corp.	2,600	18,115
#	Toa Corp.	2,400	50,768
	Toa Oil Co. Ltd.	1,200	33,715
	TOA ROAD Corp.	300	13,047
	Toagosei Co. Ltd.	11,500	113,410

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tobishima Corp.	3,420	$31,163
	TOC Co. Ltd.	6,100	37,977
	Tocalo Co. Ltd.	6,900	83,849
	Tochigi Bank Ltd.	19,000	36,890
	Toda Corp.	17,800	114,991
*	Toda Kogyo Corp.	200	5,936
	Toei Co. Ltd.	200	29,692
	Toenec Corp.	1,400	38,807
	Toho Bank Ltd.	31,300	58,224
#*	Toho Co. Ltd.	900	8,467
	Toho Holdings Co. Ltd.	6,800	106,325
	Toho Titanium Co. Ltd.	3,900	30,345
	Toho Zinc Co. Ltd.	1,700	35,296
#	Tohoku Bank Ltd.	800	7,071
	Tohokushinsha Film Corp.	1,800	9,889
	Tokai Carbon Co. Ltd.	13,300	137,943
	Tokai Corp.	2,500	39,280
	TOKAI Holdings Corp.	9,000	68,960
	Tokai Rika Co. Ltd.	6,900	89,890
	Tokai Tokyo Financial Holdings, Inc.	25,100	88,354
	Token Corp.	880	71,282
	Tokushu Tokai Paper Co. Ltd.	919	33,119
	Tokuyama Corp.	7,500	119,380
*	Tokyo Base Co. Ltd.	2,400	9,485
	Tokyo Electron Device Ltd.	1,200	57,838
	Tokyo Energy & Systems, Inc.	4,100	33,366
	Tokyo Individualized Educational Institute, Inc.	1,200	6,253
	Tokyo Keiki, Inc.	1,800	15,872
	Tokyo Kiraboshi Financial Group, Inc.	3,924	53,780
	Tokyo Rakutenchi Co. Ltd.	500	16,737
*	Tokyo Rope Manufacturing Co. Ltd.	600	4,572
	Tokyo Sangyo Co. Ltd.	2,700	16,975
	Tokyo Seimitsu Co. Ltd.	4,000	169,665
	Tokyo Steel Manufacturing Co. Ltd.	8,700	83,295
	Tokyo Tekko Co. Ltd.	1,500	17,178
*	Tokyo Theatres Co., Inc.	600	6,391
	Tokyotokeiba Co. Ltd.	1,800	65,985
	Tokyu Construction Co. Ltd.	12,700	77,963
	Tokyu Recreation Co. Ltd.	600	25,221
	Toli Corp.	6,000	11,259
	Tomato Bank Ltd.	900	8,329
	Tomen Devices Corp.	400	24,003
	Tomoe Corp.	3,500	15,004
	Tomoe Engineering Co. Ltd.	1,000	18,572
	Tomoku Co. Ltd.	1,500	22,739
	TOMONY Holdings, Inc.	16,800	47,640
	Tomy Co. Ltd.	9,217	89,982
	Tonami Holdings Co. Ltd.	800	26,026
	Topcon Corp.	11,300	153,371
	Topre Corp.	4,300	44,901
	Topy Industries Ltd.	3,800	36,283
	Torex Semiconductor Ltd.	1,100	25,772
	Toridoll Holdings Corp.	4,500	90,606
#	Torigoe Co. Ltd.	2,500	14,211
	Torii Pharmaceutical Co. Ltd.	1,600	39,787
	Torishima Pump Manufacturing Co. Ltd.	2,000	16,148
	Tosei Corp.	4,200	38,454
	Toshiba TEC Corp.	2,800	105,502
	Totech Corp.	1,200	25,463

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Totetsu Kogyo Co. Ltd.	3,100	$66,154
	Tottori Bank Ltd.	600	6,165
	Toukei Computer Co. Ltd.	500	20,536
	Tow Co. Ltd.	3,000	7,854
	Towa Bank Ltd.	7,700	35,480
	Towa Corp.	2,500	56,543
	Towa Pharmaceutical Co. Ltd.	3,000	73,583
	Toyo Construction Co. Ltd.	10,400	51,843
	Toyo Corp.	3,000	27,374
	Toyo Denki Seizo KK	1,000	8,581
#*	Toyo Engineering Corp.	3,400	19,589
	Toyo Gosei Co. Ltd.	600	64,071
	Toyo Ink SC Holdings Co. Ltd.	4,600	76,338
	Toyo Kanetsu KK	1,200	26,145
	Toyo Machinery & Metal Co. Ltd.	2,600	13,167
	Toyo Securities Co. Ltd.	12,000	15,851
	Toyo Seikan Group Holdings Ltd.	4,500	54,814
	Toyo Tanso Co. Ltd.	1,900	48,854
	Toyo Tire Corp.	3,800	53,729
	Toyobo Co. Ltd.	9,900	111,415
	TPR Co. Ltd.	3,300	41,814
	Trancom Co. Ltd.	800	56,805
#	Trans Genic, Inc.	2,100	7,677
	Transaction Co. Ltd.	2,400	23,461
	Transcosmos, Inc.	2,300	58,618
	TRE Holdings Corp.	3,956	49,926
	Tri Chemical Laboratories, Inc.	2,400	64,940
	Trusco Nakayama Corp.	4,600	97,897
	TS Tech Co. Ltd.	10,400	137,035
*	TSI Holdings Co. Ltd.	8,125	22,268
	Tsubaki Nakashima Co. Ltd.	4,600	57,000
	Tsubakimoto Chain Co.	3,500	98,017
	Tsubakimoto Kogyo Co. Ltd.	400	14,961
	Tsugami Corp.	5,000	58,037
*	Tsukada Global Holdings, Inc.	1,900	4,539
	Tsukishima Kikai Co. Ltd.	4,000	38,111
#	Tsukuba Bank Ltd.	5,500	9,000
	Tsumura & Co.	6,200	175,848
	Tsurumi Manufacturing Co. Ltd.	2,000	29,693
	Tsutsumi Jewelry Co. Ltd.	800	12,570
	TV Asahi Holdings Corp.	3,400	44,220
	Tv Tokyo Holdings Corp.	1,500	25,942
*	UACJ Corp.	3,503	80,647
	Ube Industries Ltd.	12,100	217,553
	Ubicom Holdings, Inc.	800	15,296
	Uchida Yoko Co. Ltd.	800	31,676
	ULS Group, Inc.	300	9,680
	Uniden Holdings Corp.	1,000	29,548
	Union Tool Co.	900	29,169
	Unipres Corp.	5,500	38,475
#	United Super Markets Holdings, Inc.	6,300	57,442
	UNITED, Inc.	1,200	20,097
*	Unitika Ltd.	10,400	27,944
*	Universal Entertainment Corp.	3,100	63,740
	Usen-Next Holdings Co. Ltd.	1,000	21,038
	User Local, Inc.	600	7,599
	Ushio, Inc.	11,800	183,377
	UT Group Co. Ltd.	3,000	85,964
*	Uzabase, Inc.	1,900	17,964

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	V Technology Co. Ltd.	1,500	$45,677
	Valor Holdings Co. Ltd.	4,800	92,266
	Valqua Ltd.	2,400	53,388
	Value HR Co. Ltd.	700	14,726
	ValueCommerce Co. Ltd.	1,500	46,248
	V-Cube, Inc.	1,000	6,786
#	Vector, Inc.	3,300	28,031
	Vertex Corp.	600	15,665
	Vital KSK Holdings, Inc.	5,900	39,898
	VT Holdings Co. Ltd.	11,300	43,873
	Wacoal Holdings Corp.	5,300	97,230
	Wacom Co. Ltd.	14,700	106,777
	Wakachiku Construction Co. Ltd.	1,700	24,819
	Wakita & Co. Ltd.	5,900	52,058
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	42,447
	Watahan & Co. Ltd.	2,000	22,166
	WDB Holdings Co. Ltd.	1,100	25,916
	Weathernews, Inc.	700	47,723
	Welbe, Inc.	1,700	18,022
	Wellnet Corp.	2,300	8,629
	West Holdings Corp.	2,808	84,371
	Will Group, Inc.	1,500	16,150
	WIN-Partners Co. Ltd.	3,100	26,540
#	Wood One Co. Ltd.	600	5,203
*	World Co. Ltd.	2,800	28,120
	World Holdings Co. Ltd.	1,000	20,200
	Wowow, Inc.	800	11,559
	Xebio Holdings Co. Ltd.	4,700	36,839
	Yahagi Construction Co. Ltd.	4,200	27,966
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	8,798
	YAKUODO Holdings Co. Ltd.	1,200	24,333
	YAMABIKO Corp.	3,960	36,115
	YAMADA Consulting Group Co. Ltd.	1,900	18,121
	Yamae Group Holdings Co. Ltd.	1,100	10,014
	Yamagata Bank Ltd.	3,600	29,848
	Yamaguchi Financial Group, Inc.	24,000	148,920
	Yamaichi Electronics Co. Ltd.	3,100	56,061
#	YA-MAN Ltd.	4,500	35,684
	Yamanashi Chuo Bank Ltd.	4,600	37,436
	Yamatane Corp.	1,000	14,120
	Yamato Corp.	1,400	8,516
	Yamato Kogyo Co. Ltd.	4,800	147,690
	Yamaura Corp.	1,300	11,036
	Yamaya Corp.	1,000	21,517
	Yamazen Corp.	6,600	57,419
	Yaoko Co. Ltd.	1,800	104,066
	Yashima Denki Co. Ltd.	2,600	21,591
	Yasuda Logistics Corp.	2,000	16,740
	Yasunaga Corp.	900	6,781
	Yellow Hat Ltd.	3,600	49,914
	Yodogawa Steel Works Ltd.	2,400	51,131
	Yokogawa Bridge Holdings Corp.	3,300	61,644
	Yokorei Co. Ltd.	6,700	49,788
	Yokowo Co. Ltd.	1,700	39,052
	Yomeishu Seizo Co. Ltd.	1,000	15,632
	Yondenko Corp.	840	12,136
#	Yondoshi Holdings, Inc.	2,300	35,159
	Yorozu Corp.	2,000	16,816
*	Yoshimura Food Holdings KK	1,300	5,547

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yoshinoya Holdings Co. Ltd.	3,800	$78,524
	Yotai Refractories Co. Ltd.	3,000	32,636
	Yuasa Trading Co. Ltd.	2,000	50,614
	Yukiguni Maitake Co. Ltd.	2,100	21,319
	Yurtec Corp.	6,100	36,368
	Yushin Precision Equipment Co. Ltd.	1,200	7,349
	Yushiro Chemical Industry Co. Ltd.	1,000	9,602
	Zenitaka Corp.	400	13,918
	Zenrin Co. Ltd.	3,800	31,913
	ZERIA Pharmaceutical Co. Ltd.	2,500	41,807
	ZIGExN Co. Ltd.	4,400	11,072
	Zuiko Corp.	2,800	19,232
TOTAL JAPAN			66,432,056
NETHERLANDS — (2.6%)
	Aalberts NV	12,472	762,415
*	Accell Group NV	2,830	184,178
*Ω	Alfen Beheer BV	2,139	159,509
	AMG Advanced Metallurgical Group NV	3,379	116,289
*	Amsterdam Commodities NV	1,140	32,684
	APERAM SA	5,715	322,038
	Arcadis NV	8,994	393,713
	ASR Nederland NV	17,301	804,420
Ω	B&S Group Sarl	3,081	24,900
*Ω	Basic-Fit NV	4,834	230,617
	BE Semiconductor Industries NV	8,077	677,243
#*	Beter Bed Holding NV	1,921	10,384
	Boskalis Westminster	9,824	278,116
	Brunel International NV	2,547	31,297
	Corbion NV	6,962	290,688
Ω	Flow Traders	4,196	162,743
	ForFarmers NV	4,983	22,667
*	Fugro NV	8,795	70,329
	Heijmans NV	3,069	49,443
*	Hunter Douglas NV	275	53,426
	IMCD NV	3,941	677,930
*Ω	Intertrust NV	9,538	207,341
	Kendrion NV	2,218	51,255
*	Koninklijke BAM Groep NV	41,412	138,273
	Koninklijke Vopak NV	6,486	222,540
*Ω	Lucas Bols BV	553	7,191
	Nedap NV	608	42,371
*	OCI NV	8,145	222,912
	Ordina NV	11,134	55,795
#	PostNL NV	58,539	250,765
	SBM Offshore NV	17,963	284,288
	SIF Holding NV	540	6,489
Ω	Signify NV	13,843	733,249
*	Sligro Food Group NV	3,086	78,726
#	SNS NV	15,156	0
	TKH Group NV	5,037	290,655
*	TomTom NV	7,909	75,578
	Van Lanschot Kempen NV	3,295	83,005
*	Vivoryon Therapeutics NV	526	7,687
TOTAL NETHERLANDS			8,113,149
NEW ZEALAND — (0.5%)
*	Air New Zealand Ltd.	36,627	34,743

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Arvida Group Ltd.	46,086	$51,575
	Briscoe Group Ltd.	4,326	16,922
	Chorus Ltd.	39,819	182,338
	Delegat Group Ltd.	3,242	28,390
	Freightways Ltd.	12,407	98,794
#*	Gentrack Group Ltd.	4,745	5,642
	Hallenstein Glasson Holdings Ltd.	5,327	21,893
	Heartland Group Holdings Ltd.	52,237	81,341
#	Investore Property Ltd.	30,334	36,416
	Kathmandu Holdings Ltd.	57,266	52,971
*	New Zealand Refining Co. Ltd.	22,065	13,824
	NZME Ltd.	14,069	11,781
	NZX Ltd.	20,441	23,725
	Oceania Healthcare Ltd.	57,919	45,158
*	Pacific Edge Ltd.	48,944	34,968
	PGG Wrightson Ltd.	1,057	3,745
*	Pushpay Holdings Ltd.	50,577	36,290
*	Rakon Ltd.	8,194	10,015
*	Restaurant Brands New Zealand Ltd.	2,935	28,019
#*	Sanford Ltd.	8,585	25,996
	Scales Corp. Ltd.	8,503	26,956
*	Serko Ltd.	3,777	13,174
	Skellerup Holdings Ltd.	17,609	68,422
*	SKY Network Television Ltd.	14,456	22,985
	SKYCITY Entertainment Group Ltd.	48,823	87,733
	Steel & Tube Holdings Ltd.	31,557	31,990
	Summerset Group Holdings Ltd.	18,001	145,093
*	Synlait Milk Ltd.	6,969	14,497
*	Tourism Holdings Ltd.	12,709	22,832
	TOWER Ltd.	39,659	17,746
#	Trustpower Ltd.	4,827	22,390
	Turners Automotive Group Ltd.	4,364	12,155
*	Vista Group International Ltd.	17,608	24,233
	Warehouse Group Ltd.	13,502	26,636
	Z Energy Ltd.	36,738	85,928
TOTAL NEW ZEALAND			1,467,316
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	46,600
*	Akastor ASA	20,811	13,744
*	Aker Solutions ASA	33,242	86,952
	American Shipping Co. ASA	5,693	21,087
*	ArcticZymes Technologies ASA	3,138	31,200
*	Asetek AS	982	3,753
	Atea ASA	7,139	120,904
#*	Atlantic Sapphire ASA	4,261	17,689
#*	Axactor SE	25,001	16,568
	B2Holding ASA	23,892	25,873
	Belships ASA	7,600	11,513
	Bonheur ASA	2,524	88,370
	Bouvet ASA	5,240	40,362
*	BW Energy Ltd.	8,706	22,577
Ω	BW LPG Ltd.	11,386	61,420
	BW Offshore Ltd.	10,768	32,939
*Ω	Crayon Group Holding ASA	3,991	77,145
	DNO ASA	50,656	74,377
Ω	Europris ASA	19,704	147,172
Ω	Fjordkraft Holding ASA	4,098	17,474
	FLEX LNG Ltd.	3,636	71,843

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Frontline Ltd.	11,339	$74,648
	Golden Ocean Group Ltd.	13,053	118,924
#*	Grieg Seafood ASA	5,477	56,625
*	Hafnia Ltd.	5,750	10,529
*	Hexagon Composites ASA	13,175	40,623
	Hunter Group ASA	32,309	9,699
*	IDEX Biometrics ASA	73,187	19,617
Ω	Kid ASA	3,128	35,527
	Kitron ASA	12,773	32,675
	Komplett Bank ASA	13,215	9,912
*	Kongsberg Automotive ASA	96,264	30,312
	Medistim ASA	1,105	37,964
*	MPC Container Ships AS	26,724	90,734
Ω	Multiconsult ASA	1,536	24,636
#*	Nordic Nanovector ASA	12,294	18,884
*Ω	Norske Skog ASA	7,737	41,274
	Norway Royal Salmon ASA	1,467	31,894
*	Norwegian Energy Co. ASA	2,856	51,894
*	Odfjell Drilling Ltd.	9,723	22,906
*	Odfjell SE, Class A	1,000	3,942
	Olav Thon Eiendomsselskap ASA	703	15,297
*	Otello Corp. ASA	44	132
	Pareto Bank ASA	2,935	20,913
*	PGS ASA	50,758	9,384
#*	PhotoCure ASA	2,449	26,058
*Ω	poLight ASA	731	14,568
	Protector Forsikring ASA	8,297	110,517
*	REC Silicon ASA	36,977	64,929
	Sandnes Sparebank	1,135	13,480
*	SATS ASA	6,868	15,251
Ω	Sbanken ASA	9,850	104,181
*	Self Storage Group ASA	5,747	22,006
	Selvaag Bolig ASA	5,226	30,758
	Sparebank 1 Oestlandet	2,663	44,218
	SpareBank 1 Sorost-Norge	5,489	39,902
	Sparebanken More	779	42,354
	Stolt-Nielsen Ltd.	2,682	48,565
	TGS ASA	8,659	93,235
	Treasure ASA	1,741	3,180
*	Ultimovacs ASA	2,180	25,042
	Veidekke ASA	11,063	165,360
*	Vow ASA	3,860	8,660
*	Wallenius Wilhelmsen ASA	7,933	42,983
	Wilh Wilhelmsen Holding ASA, Class A	1,434	34,870
Ω	XXL ASA	10,608	16,571
TOTAL NORWAY			2,805,195
PORTUGAL — (0.3%)
#	Altri SGPS SA	11,644	74,473
*	Banco Comercial Portugues SA, Class R	915,426	155,562
	Corticeira Amorim SGPS SA	5,127	58,963
	CTT-Correios de Portugal SA	16,912	82,619
*	Greenvolt-Energias Renovaveis SA	144	975
#*	Mota-Engil SGPS SA	12,914	18,326
	Navigator Co. SA	29,096	109,764
	NOS SGPS SA	28,772	113,393
*	Novabase SGPS SA	1,997	10,763
	REN - Redes Energeticas Nacionais SGPS SA	53,025	151,186

VA International Small Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	133,282	$153,141
TOTAL PORTUGAL			929,165
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	23,200	77,997
	Ascendas India Trust	113,900	109,924
*††	Best World International Ltd.	33,400	6,250
	Boustead Projects Ltd.	6,600	4,804
	Boustead Singapore Ltd.	40,300	28,952
	Bukit Sembawang Estates Ltd.	15,900	58,913
	China Aviation Oil Singapore Corp. Ltd.	27,800	19,276
	China Sunsine Chemical Holdings Ltd.	43,800	15,113
	Chip Eng Seng Corp. Ltd.	45,000	14,380
	Chuan Hup Holdings Ltd.	87,000	14,187
	ComfortDelGro Corp. Ltd.	193,400	195,282
*	COSCO Shipping International Singapore Co. Ltd.	175,500	32,641
*	Creative Technology Ltd.	2,650	4,415
	CSE Global Ltd.	40,000	14,087
	Del Monte Pacific Ltd.	39,100	11,052
	Delfi Ltd.	20,200	10,955
*††	Ezion Holdings Ltd.	243,320	1,459
#*††	Ezra Holdings Ltd.	229,921	351
	Far East Orchard Ltd.	11,239	9,165
	First Resources Ltd.	56,900	69,795
	Food Empire Holdings Ltd.	26,500	13,085
	Fraser & Neave Ltd.	24,800	25,711
	Frencken Group Ltd.	41,100	50,338
	GK Goh Holdings Ltd.	17,813	15,352
	Golden Agri-Resources Ltd.	834,300	152,446
	GuocoLand Ltd.	41,300	45,652
*	Halcyon Agri Corp. Ltd.	25,666	4,376
	Haw Par Corp. Ltd.	12,200	105,128
	Ho Bee Land Ltd.	29,800	61,887
	Hong Fok Corp. Ltd.	54,120	29,327
	Hong Leong Asia Ltd.	16,000	9,651
	Hong Leong Finance Ltd.	41,500	74,745
	Hotel Grand Central Ltd.	44,475	34,015
	Hour Glass Ltd.	27,500	38,628
	Hutchison Port Holdings Trust	591,600	139,740
	Hwa Hong Corp. Ltd.	59,000	14,352
*††	Hyflux Ltd.	27,500	851
	iFAST Corp. Ltd.	11,400	52,937
*	Indofood Agri Resources Ltd.	28,000	6,534
	Japfa Ltd.	32,120	14,679
	K1 Ventures Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	161,600
*	Mandarin Oriental International Ltd.	29,400	63,865
	Metro Holdings Ltd.	51,300	28,613
	Micro-Mechanics Holdings Ltd.	5,200	12,776
*††	Midas Holdings Ltd.	114,000	3,038
*	mm2 Asia Ltd.	96,000	3,719
	Nanofilm Technologies International Ltd.	16,400	34,624
	NetLink NBN Trust	44,200	31,789
*	Oceanus Group Ltd.	837,300	17,503
	OUE Ltd.	48,400	47,397
	Oxley Holdings Ltd.	85,599	11,476
*	Place Holdings Ltd.	95,400	4,456
	QAF Ltd.	16,600	10,886
*	Raffles Education Corp. Ltd.	63,960	3,227

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Raffles Medical Group Ltd.	106,287	$100,918
	Riverstone Holdings Ltd.	40,800	21,313
	SBS Transit Ltd.	8,500	18,344
	Sembcorp Industries Ltd.	105,200	178,660
*	Sembcorp Marine Ltd.	336,400	20,521
	Sheng Siong Group Ltd.	66,800	73,819
*	SIA Engineering Co. Ltd.	34,000	54,129
	SIIC Environment Holdings Ltd.	58,600	10,431
	Sinarmas Land Ltd.	108,000	20,385
	Singapore Land Group Ltd.	16,800	32,417
	Singapore Post Ltd.	185,900	87,723
	Singapore Press Holdings Ltd.	169,700	292,725
	Stamford Land Corp. Ltd.	21,000	5,620
	StarHub Ltd.	68,000	65,021
	Straits Trading Co. Ltd.	7,100	16,496
*††	Swiber Holdings Ltd.	17,249	261
	Thomson Medical Group Ltd.	346,900	21,419
	Tuan Sing Holdings Ltd.	47,850	15,773
	UMS Holdings Ltd.	63,562	57,069
	UOB-Kay Hian Holdings Ltd.	38,784	46,493
	Valuetronics Holdings Ltd.	29,800	11,613
	Vicom Ltd.	8,800	13,241
	Wing Tai Holdings Ltd.	58,870	76,982
	Yeo Hiap Seng Ltd.	2,538	1,655
TOTAL SINGAPORE			3,266,429
SPAIN — (2.0%)
	Acerinox SA	20,692	263,683
Ω	Aedas Homes SA	1,281	34,883
	Alantra Partners SA	1,872	32,156
	Almirall SA	6,316	81,293
*	Amper SA	155,515	33,904
	Applus Services SA	14,239	125,473
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	39,440
#	Audax Renovables SA	12,157	17,074
	Azkoyen SA	2,184	12,670
*	Banco de Sabadell SA	622,357	484,040
	Bankinter SA	75,859	444,853
	Cia de Distribucion Integral Logista Holdings SA	6,522	131,953
	CIE Automotive SA	7,242	210,359
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	102,106
	Ebro Foods SA	8,414	155,918
*	eDreams ODIGEO SA	10,043	88,237
	Elecnor SA	4,118	46,233
#	Enagas SA	28,863	624,077
*	Ence Energia y Celulosa SA	19,579	52,529
*	Ercros SA	14,096	46,424
	Faes Farma SA	39,297	151,481
	Fluidra SA	8,274	263,462
	Fomento de Construcciones y Contratas SA	7,618	91,789
Ω	Gestamp Automocion SA	13,223	59,571
Ω	Global Dominion Access SA	11,493	56,771
	Grupo Catalana Occidente SA	6,317	213,047
	Grupo Empresarial San Jose SA	2,273	12,184
*	Grupo Ezentis SA	30,572	6,283
	Iberpapel Gestion SA	963	19,113
*	Indra Sistemas SA	14,501	147,754
	Laboratorio Reig Jofre SA	1,684	5,569
	Laboratorios Farmaceuticos Rovi SA	2,070	151,987

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	$128,235
	Mapfre SA	88,832	192,925
*	Mediaset Espana Comunicacion SA	15,385	72,040
*	Melia Hotels International SA	16,151	122,395
Ω	Metrovacesa SA	3,023	22,370
	Miquel y Costas & Miquel SA	3,439	48,428
Ω	Neinor Homes SA	4,984	60,674
*	Obrascon Huarte Lain SA	24,285	23,716
*	Oryzon Genomics SA	3,260	11,238
	Pharma Mar SA	958	60,295
	Prim SA	846	13,838
*	Promotora de Informaciones SA, Class A	21,413	14,965
Ω	Prosegur Cash SA	19,814	14,535
	Prosegur Cia de Seguridad SA	24,644	61,394
*	Realia Business SA	40,885	36,797
	Sacyr SA	54,859	137,136
*	Solaria Energia y Medio Ambiente SA	9,074	158,565
*Ω	Talgo SA	9,996	53,205
*	Tecnicas Reunidas SA	3,329	29,849
*	Tubacex SA	17,770	31,119
Ω	Unicaja Banco SA	176,626	181,056
	Vidrala SA	2,148	182,485
	Viscofan SA	4,633	280,936
*	Vocento SA	10,365	10,814
	Zardoya Otis SA	10,285	81,559
TOTAL SPAIN			6,236,885
SWEDEN — (3.2%)
Ω	AcadeMedia AB	9,075	52,684
	AddNode Group AB	4,034	156,232
Ω	Alimak Group AB	4,650	53,212
	Alligo AB, Class B	3,336	70,240
Ω	Ambea AB	3,502	19,526
*	Annehem Fastigheter AB, Class B	2,916	10,984
*	AQ Group AB	616	20,017
*	Arise AB	2,845	14,583
	Arjo AB, Class B	24,942	249,269
	Atrium Ljungberg AB, Class B	4,164	90,126
*Ω	Attendo AB	14,141	49,839
*	Balco Group AB	780	10,629
	Beijer Alma AB	4,864	123,604
*	Beijer Electronics Group AB	3,083	20,592
	Bergman & Beving AB	4,110	58,746
	Betsson AB, Class B	13,252	74,148
#*	Better Collective AS	2,964	62,370
*	BHG Group AB	7,219	69,198
	Bilia AB, Class A	9,387	140,880
	BioGaia AB, Class B	826	44,908
	Biotage AB	6,310	128,843
	Bonava AB, Class B	9,951	86,120
#*Ω	Boozt AB	3,249	61,067
	Boule Diagnostics AB	1,861	10,012
Ω	Bravida Holding AB	19,839	237,383
	BTS Group AB, Class B	414	15,496
	Bufab AB	4,911	185,209
#	Bulten AB	1,365	13,936
	Byggmax Group AB	8,034	63,262
*	Calliditas Therapeutics AB, ADR	237	5,027
*	Careium AB	4,016	11,844

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catella AB	6,126	$27,137
	Catena AB	2,748	155,987
#*	Catena Media PLC	4,528	26,528
*	Cavotec SA	3,590	6,952
	Cellavision AB	1,490	48,628
	Clas Ohlson AB, Class B	4,505	54,598
	Cloetta AB, Class B	30,791	81,490
*	Collector AB	6,076	23,828
	Concentric AB	4,906	138,838
Ω	Coor Service Management Holding AB	8,658	73,537
	Corem Property Group AB, Class B	66,343	190,425
	Dios Fastigheter AB	10,259	114,205
#*	Doro AB	4,016	12,199
*	Duni AB	5,155	58,268
Ω	Dustin Group AB	8,938	91,781
	Eastnine AB	3,095	44,838
	Elanders AB, Class B	1,738	30,576
*	Electrolux Professional AB, Class B	20,693	144,505
*Ω	Eltel AB	2,122	3,327
*	Enea AB	2,398	62,837
	Eolus Vind AB, Class B	1,951	23,615
	eWork Group AB	1,140	14,337
	Fagerhult AB	9,072	56,558
	Fastighets AB Trianon	881	19,489
	FastPartner AB, Class A	4,631	53,853
	FastPartner AB, Class D	144	1,243
	Fenix Outdoor International AG	523	66,443
	Ferronordic AB	734	21,098
#*	Fingerprint Cards AB, Class B	22,812	45,658
	FormPipe Software AB	2,655	11,319
#	G5 Entertainment AB	858	28,651
	GARO AB	2,961	55,302
	GHP Specialty Care AB	3,192	8,293
	Granges AB	14,721	182,572
*Ω	Green Landscaping Group AB	965	8,502
*	Haldex AB	7,117	38,961
	Heba Fastighets AB, Class B	4,330	69,665
	Hexatronic Group AB	2,561	103,845
	HMS Networks AB	3,009	157,369
*Ω	Hoist Finance AB	7,538	23,153
*	Humana AB	3,640	25,118
*	IAR Systems Group AB	394	4,786
	Instalco AB	26,220	190,601
*	International Petroleum Corp.	9,696	63,306
	INVISIO AB	2,896	37,236
	Inwido AB	9,822	171,877
*	ITAB Shop Concept AB	1,515	2,177
	JM AB	7,100	268,922
*	John Mattson Fastighetsforetagen AB	2,195	40,376
	Kabe Group AB, Class B	409	11,344
	Karnov Group AB	7,505	46,902
*	Karo Pharma AB	1,533	9,838
*	K-fast Holding AB	1,207	9,057
	KNOW IT AB	3,143	114,801
	Lagercrantz Group AB, Class B	24,990	282,851
Ω	LeoVegas AB	5,032	18,363
	Lime Technologies AB	773	24,381
	Lindab International AB	12,870	373,633
	Loomis AB	7,182	184,415

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Maha Energy AB	6,730	$9,148
*	Mekonomen AB	5,111	75,443
	Midsona AB, Class B	2,500	10,888
	MIPS AB	2,902	288,527
*	Modern Times Group MTG AB, Class B	10,793	144,455
Ω	Munters Group AB	6,100	43,083
	Mycronic AB	7,425	151,919
	NCAB Group AB	7,976	61,509
	NCC AB, Class B	8,177	135,180
	Nederman Holding AB	2,831	56,689
*	Nelly Group AB	912	2,832
*	Net Insight AB, Class B	41,507	24,002
	New Wave Group AB, Class B	6,935	105,533
	Nobia AB	14,929	81,576
	Nolato AB, Class B	24,891	255,066
	Nordic Waterproofing Holding AB	2,253	46,939
*	Note AB	1,939	40,609
	NP3 Fastigheter AB	4,739	147,487
	Nyfosa AB	21,554	335,527
	OEM International AB, Class B	4,440	80,457
*	Orexo AB	1,571	4,215
*	Ovzon AB	2,036	14,457
*	Pandox AB	9,370	136,223
	Peab AB, Class B	6,717	75,499
	Platzer Fastigheter Holding AB, Class B	6,591	87,187
#	Pricer AB, Class B	16,074	42,050
	Proact IT Group AB	2,325	18,890
	Probi AB	193	7,684
*	Qliro AB	912	2,001
	Ratos AB, Class B	27,304	143,325
*	RaySearch Laboratories AB	2,968	14,717
Ω	Resurs Holding AB	15,122	62,066
	Rottneros AB	8,130	9,605
	Scandi Standard AB	5,934	24,676
#*Ω	Scandic Hotels Group AB	17,951	75,737
	Sectra AB, Class B	10,528	173,415
	Semcon AB	1,445	17,858
	Sintercast AB	685	10,569
	SkiStar AB	4,670	71,908
*	Solid Forsakring AB	1,512	8,652
*	Stendorren Fastigheter AB	1,287	34,764
	Systemair AB	10,888	103,900
	Tethys Oil AB	2,447	17,914
	TF Bank AB	509	11,626
*	Tobii AB	5,463	19,042
	Troax Group AB	5,225	183,045
	VBG Group AB, Class B	1,749	32,704
	Vitec Software Group AB, Class B	1,963	88,313
	Volati AB	662	13,152
	XANO Industri AB, Class B	337	10,532
*	XSpray Pharma AB	787	5,436
TOTAL SWEDEN			10,088,411
SWITZERLAND — (6.9%)
*	AEVIS VICTORIA SA	740	11,590
	Allreal Holding AG	1,877	407,273
	ALSO Holding AG	829	233,298
*	ams-OSRAM AG	31,603	531,352
*	APG SGA SA	152	31,150

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Arbonia AG	6,387	$154,428
*	Aryzta AG	125,734	144,340
*	Ascom Holding AG	4,571	59,860
*	Autoneum Holding AG	308	55,949
	Bachem Holding AG, Class B	373	222,499
	Baloise Holding AG	2,547	446,174
	Banque Cantonale de Geneve	373	66,283
	Banque Cantonale Vaudoise	2,620	216,631
	Belimo Holding AG	1,100	607,442
	Bell Food Group AG	303	91,979
	Bellevue Group AG	1,225	55,996
	Berner Kantonalbank AG	606	141,737
	BKW AG	2,717	324,127
*	Bobst Group SA	1,229	104,369
	Bossard Holding AG, Class A	800	250,819
	Bucher Industries AG	839	386,305
	Burckhardt Compression Holding AG	305	144,256
	Burkhalter Holding AG	430	29,802
	Bystronic AG	187	245,774
	Calida Holding AG	895	47,772
	Carlo Gavazzi Holding AG	62	18,928
	Cembra Money Bank AG	3,606	248,017
	Cicor Technologies Ltd.	259	15,305
	Cie Financiere Tradition SA	288	33,374
	Clariant AG	22,472	476,296
	Coltene Holding AG	598	71,256
	Comet Holding AG	809	258,084
*	COSMO Pharmaceuticals NV	627	38,872
	Daetwyler Holding AG	294	115,441
	DKSH Holding AG	4,514	361,925
	dormakaba Holding AG	369	211,288
*	Dottikon Es Holding AG	120	30,002
*	Dufry AG	6,371	330,158
	EFG International AG	12,650	96,890
	Emmi AG	260	291,808
	Energiedienst Holding AG	1,617	81,623
#*	Evolva Holding SA	115,096	16,918
*	Feintool International Holding AG	183	10,620
*	Flughafen Zurich AG	2,525	467,167
	Forbo Holding AG	133	256,766
	Fundamenta Real Estate AG	1,928	40,785
Ω	Galenica AG	5,458	385,465
#*	GAM Holding AG	23,150	32,930
	Georg Fischer AG	522	763,330
	Glarner Kantonalbank	419	12,514
	Gurit Holding AG	55	85,551
	Helvetia Holding AG	4,948	622,145
	Hiag Immobilien Holding AG	899	91,829
#*	HOCHDORF Holding AG	130	5,727
	Huber & Suhner AG	1,989	181,083
	Hypothekarbank Lenzburg AG	9	41,527
*	Implenia AG	2,143	52,280
*	Ina Invest Holding AG	497	10,090
	Inficon Holding AG	217	265,057
	Interroll Holding AG	78	330,144
	Intershop Holding AG	164	108,315
	Investis Holding SA	526	61,364
	IVF Hartmann Holding AG	61	8,179
*	Jungfraubahn Holding AG	629	96,448

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kardex Holding AG	792	$219,839
*	Komax Holding AG	474	146,205
	Kudelski SA	6,965	24,098
#	Landis+Gyr Group AG	2,527	166,674
	LEM Holding SA	50	125,106
	Liechtensteinische Landesbank AG	1,746	105,279
	Luzerner Kantonalbank AG	403	182,540
*Ω	Medacta Group SA	651	83,422
*Ω	Medartis Holding AG	413	56,759
*Ω	Medmix AG	2,297	99,389
*	Meier Tobler Group AG	348	6,618
	Metall Zug AG, Class B	26	53,595
	Mobilezone Holding AG	5,469	85,466
	Mobimo Holding AG	858	280,768
	Novavest Real Estate AG	559	28,145
	OC Oerlikon Corp. AG	25,771	250,223
*	Orascom Development Holding AG	1,611	18,060
	Orior AG	755	70,723
	Peach Property Group AG	313	19,385
	Phoenix Mecano AG	95	40,856
	Plazza AG, Class A	145	52,756
	PSP Swiss Property AG	5,972	724,129
*	Rieter Holding AG	458	92,582
	Romande Energie Holding SA	63	88,636
	Schaffner Holding AG	70	24,975
	Schweiter Technologies AG	165	218,868
*Ω	Sensirion Holding AG	994	121,872
	SFS Group AG	1,990	290,337
	Siegfried Holding AG	496	401,573
	SIG Combibloc Group AG	3,941	91,565
	Softwareone Holding AG	7,577	148,870
	St Galler Kantonalbank AG	413	199,575
	Sulzer AG	2,297	219,858
	Swiss Prime Site AG	7,793	770,544
*	Swiss Steel Holding AG	75,342	25,819
	Swissquote Group Holding SA	1,186	201,758
	Tecan Group AG	1,214	590,262
	Thurgauer Kantonalbank	118	13,509
*	TX Group AG	438	69,140
*	u-blox Holding AG	913	65,104
	Valiant Holding AG	1,998	201,793
*	Valora Holding AG	552	107,295
	Varia U.S. Properties AG	834	46,034
Ω	VAT Group AG	2,476	1,009,731
	Vaudoise Assurances Holding SA	181	86,775
	Vetropack Holding AG	1,500	87,034
	Vifor Pharma AG	3,774	668,553
*	Von Roll Holding AG	1,435	1,682
	Vontobel Holding AG	3,439	285,030
	VP Bank AG, Class A	427	46,105
	VZ Holding AG	1,520	142,476
*	V-ZUG Holding AG	260	32,076
	Walliser Kantonalbank	485	53,090
	Warteck Invest AG	28	71,883
	Ypsomed Holding AG	341	63,739
	Zehnder Group AG	1,375	125,856
	Zug Estates Holding AG, Class B	41	86,453
	Zuger Kantonalbank AG	19	145,724
TOTAL SWITZERLAND			21,372,917

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (12.9%)
	4imprint Group PLC	2,763	$105,159
	888 Holdings PLC	43,852	151,369
	Advanced Medical Solutions Group PLC	20,209	80,541
	AG Barr PLC	11,359	75,580
Ω	Airtel Africa PLC	55,517	114,873
	AJ Bell PLC	18,145	82,747
Ω	Alfa Financial Software Holdings PLC	7,161	16,115
	Alliance Pharma PLC	59,500	87,096
	Anglo Pacific Group PLC	21,654	40,144
	Anglo-Eastern Plantations PLC	1,293	12,631
*	AO World PLC	21,772	29,599
	Appreciate Group PLC	13,054	4,479
	Aptitude Software Group PLC	490	3,539
*	Ascential PLC	41,538	198,430
	Ashmore Group PLC	37,560	143,975
*Ω	Aston Martin Lagonda Global Holdings PLC	2,096	34,021
	Avon Protection PLC	4,187	63,693
*	Babcock International Group PLC	63,196	258,864
Ω	Bakkavor Group PLC	18,363	30,260
	Balfour Beatty PLC	80,248	275,085
	Bank of Georgia Group PLC	5,671	112,229
*	Beazley PLC	67,496	448,119
	Begbies Traynor Group PLC	7,753	12,950
	Bellway PLC	10,612	408,340
Ω	Biffa PLC	37,760	173,395
	Bloomsbury Publishing PLC	12,613	64,736
	Bodycote PLC	23,492	252,639
*	Boohoo Group PLC	9,921	14,390
	Breedon Group PLC	35,368	40,753
	Brewin Dolphin Holdings PLC	35,325	156,846
	Britvic PLC	33,079	405,970
	Burford Capital Ltd.	19,175	174,834
	Bytes Technology Group PLC	22,218	139,256
*	C&C Group PLC	51,991	155,860
*	Capita PLC	203,241	87,447
*	Capricorn Energy PLC	64,356	179,427
*	Card Factory PLC	36,595	29,010
	CareTech Holdings PLC	10,086	74,262
	Carr's Group PLC	9,024	19,169
	Castings PLC	4,744	22,443
*	Cazoo Group Ltd.	10,596	50,225
	Centamin PLC	141,047	169,980
	Central Asia Metals PLC	20,737	62,310
*	CentralNic Group PLC	7,944	13,631
*	Centrica PLC	466,600	458,791
	Chemring Group PLC	36,102	133,743
	Chesnara PLC	18,041	68,751
*	Cineworld Group PLC	32,508	17,466
*	Circassia Group PLC	12,752	7,209
	Clarkson PLC	3,542	157,647
	Clinigen Group PLC	11,173	137,124
	Clipper Logistics PLC	6,617	60,111
	Close Brothers Group PLC	18,935	329,036
	CLS Holdings PLC	19,418	58,833
Ω	CMC Markets PLC	13,141	40,937
	Coats Group PLC	153,211	135,563
	Computacenter PLC	9,400	338,484
Ω	ContourGlobal PLC	20,157	50,976
*	Costain Group PLC	10,708	7,053

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Countryside Partnerships PLC	55,249	$230,418
	Cranswick PLC	6,465	320,373
	Crest Nicholson Holdings PLC	31,067	135,048
	Currys PLC	142,580	205,638
	CVS Group PLC	7,120	189,121
*	De La Rue PLC	19,364	30,704
	Devro PLC	26,257	78,558
	DFS Furniture PLC	28,727	92,098
*	Dialight PLC	1,573	6,960
*	Dignity PLC	5,679	50,738
	Diploma PLC	11,360	426,375
	DiscoverIE Group PLC	11,718	135,309
	Diversified Energy Co. PLC	91,027	130,360
	Domino's Pizza Group PLC	53,047	278,102
	dotdigital group PLC	28,305	56,299
	Drax Group PLC	61,101	497,794
	Dunelm Group PLC	12,393	223,337
Ω	DWF Group PLC	14,090	22,061
	EKF Diagnostics Holdings PLC	40,219	34,090
*	Elementis PLC	75,875	146,409
	EMIS Group PLC	5,893	104,567
*	Energean PLC	8,082	102,991
*	EnQuest PLC	211,206	60,897
	Epwin Group PLC	39	52
*	Ergomed PLC	3,012	46,025
*	Esken Ltd.	47,880	8,072
	Essentra PLC	35,380	164,873
	Euromoney Institutional Investor PLC	13,792	171,047
*	FD Technologies PLC	2,610	56,922
	FDM Group Holdings PLC	9,533	139,430
	Ferrexpo PLC	46,878	153,956
	Fevertree Drinks PLC	11,727	337,152
*	Firstgroup PLC	79,641	109,681
Ω	Forterra PLC	22,506	80,632
	Foxtons Group PLC	34,139	19,060
*	Frasers Group PLC	26,418	262,421
*	Frontier Developments PLC	1,567	29,171
	Fuller Smith & Turner PLC, Class A	4,390	41,098
*Ω	Funding Circle Holdings PLC	18,764	24,081
	Galliford Try Holdings PLC	19,567	46,466
	Games Workshop Group PLC	3,069	329,051
	Gamma Communications PLC	5,643	118,701
	GB Group PLC	5,261	46,974
	Gem Diamonds Ltd.	14,716	9,572
	Genel Energy PLC	20,214	40,214
	Genuit Group PLC	24,923	193,209
	Genus PLC	323	16,673
*	Georgia Capital PLC	3,318	28,822
*	Go-Ahead Group PLC	8,934	80,142
	Gooch & Housego PLC	1,092	14,561
	Goodwin PLC	55	2,334
	Grafton Group PLC	29,308	460,681
	Grainger PLC	84,328	343,423
*	Greencore Group PLC	70,626	117,560
	Greggs PLC	12,425	450,621
	Gulf Keystone Petroleum Ltd.	29,820	89,234
*Ω	Gym Group PLC	16,204	53,947
	H&T Group PLC	2,944	11,143
	Halfords Group PLC	23,225	102,428

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Services PLC	1,423	$9,689
	Harworth Group PLC	5,108	12,816
	Hays PLC	191,986	374,110
	Headlam Group PLC	13,204	79,145
	Helical PLC	15,637	91,225
*	Helios Towers PLC	52,687	108,915
	Henry Boot PLC	13,323	50,736
	Hill & Smith Holdings PLC	9,624	194,856
	Hilton Food Group PLC	8,180	114,982
	Hiscox Ltd.	31,842	418,546
	Hochschild Mining PLC	37,929	53,150
*	Hollywood Bowl Group PLC	21,065	71,549
*Ω	Hostelworld Group PLC	3,800	4,026
	Hunting PLC	21,793	63,364
*	Hyve Group PLC	30,769	42,226
Ω	Ibstock PLC	53,200	142,557
	IDOX PLC	36,392	32,910
	IG Group Holdings PLC	41,460	456,426
	IMI PLC	27,282	609,555
	Impax Asset Management Group PLC	7,499	110,936
	Inchcape PLC	49,706	566,808
*	Indivior PLC	73,610	224,099
	IntegraFin Holdings PLC	23,861	159,255
	International Personal Finance PLC	29,897	50,617
	Investec PLC	43,727	251,810
	iomart Group PLC	10,345	22,863
	IP Group PLC	112,572	147,954
*	IQE PLC	32,337	13,939
*	IWG PLC	82,435	317,499
*	J D Wetherspoon PLC	10,655	129,369
*	James Fisher & Sons PLC	6,723	34,800
	James Halstead PLC	21,657	84,252
*	JET2 PLC	14,046	250,153
*	John Menzies PLC	11,780	45,625
*	John Wood Group PLC	75,790	228,154
*	Johnson Service Group PLC	38,885	79,598
*	Joules Group PLC	3,963	6,318
Ω	JTC PLC	13,314	140,867
	Jupiter Fund Management PLC	65,996	204,743
*	Just Group PLC	147,778	171,966
	Kainos Group PLC	7,333	150,753
	Keller Group PLC	9,571	109,822
	Keywords Studios PLC	2,980	101,377
*	Kier Group PLC	58,589	77,789
*	Kin & Carta PLC	16,750	52,404
*	Lamprell PLC	23,029	10,294
	Lancashire Holdings Ltd.	27,531	203,834
	Learning Technologies Group PLC	55,971	127,073
	Liontrust Asset Management PLC	6,785	148,751
*	Lookers PLC	40,298	50,808
	LSL Property Services PLC	11,392	60,854
Ω	Luceco PLC	8,203	33,163
*	M&C Saatchi PLC	3,423	8,579
	Macfarlane Group PLC	13,139	22,352
	Man Group PLC	179,299	468,387
*	Marks & Spencer Group PLC	153,696	454,849
	Marshalls PLC	26,672	253,950
*	Marston's PLC	82,294	89,979
*	McBride PLC	30,429	20,367

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mears Group PLC	19,018	$50,213
	Medica Group PLC	6,917	15,721
*	Mediclinic International PLC	46,009	198,465
*	Meggitt PLC	52,696	532,243
*	Metro Bank PLC	9,245	12,132
	Micro Focus International PLC	23,984	147,553
	Midwich Group PLC	3,279	26,856
*	Mitchells & Butlers PLC	42,567	144,438
	Mitie Group PLC	185,228	150,088
	MJ Gleeson PLC	5,541	53,635
	Moneysupermarket.com Group PLC	53,903	137,748
	Morgan Advanced Materials PLC	36,877	159,569
	Morgan Sindall Group PLC	4,937	142,646
	Morses Club PLC	4,600	2,778
	Mortgage Advice Bureau Holdings Ltd.	3,166	55,678
*	Motorpoint group PLC	7,418	30,076
	MP Evans Group PLC	1,742	19,197
*	N Brown Group PLC	29,795	15,649
*	National Express Group PLC	70,707	239,787
	NCC Group PLC	34,666	89,190
	Next Fifteen Communications Group PLC	8,735	145,760
	Nichols PLC	707	12,369
	Ninety One PLC	40,746	143,358
	Norcros PLC	7,961	32,928
	Numis Corp. PLC	11,345	49,138
*Ω	On the Beach Group PLC	13,752	53,796
	OSB Group PLC	36,692	272,583
*	Oxford Biomedica PLC	5,909	67,424
	Oxford Instruments PLC	6,905	204,458
	Pagegroup PLC	38,665	305,093
	Pan African Resources PLC	263,769	64,809
	Paragon Banking Group PLC	35,627	274,411
	PayPoint PLC	7,784	69,560
*	Pendragon PLC	178,766	54,889
	Pennon Group PLC	27,803	407,386
*	Petrofac Ltd.	56,629	91,065
*	Petropavlovsk PLC	404,614	82,648
	Pets at Home Group PLC	69,968	405,142
*	Pharos Energy PLC	20,801	7,153
*	Photo-Me International PLC	40,883	41,262
*	Playtech PLC	34,619	272,724
	Plus500 Ltd.	10,027	199,097
	Polar Capital Holdings PLC	8,674	73,789
	Porvair PLC	3,538	32,027
*	PPHE Hotel Group Ltd.	1,384	26,917
	Premier Foods PLC	93,555	149,279
*	Provident Financial PLC	33,877	143,665
*	PureTech Health PLC	24,437	90,722
*	Purplebricks Group PLC	17,328	4,831
	PZ Cussons PLC	27,657	72,156
	QinetiQ Group PLC	71,703	260,219
Ω	Quilter PLC	194,148	360,517
*	Rank Group PLC	24,101	51,300
	Rathbones Group PLC	7,828	197,654
*	Raven Property Group Ltd.	45,894	17,366
	Reach PLC	50,217	177,255
	Record PLC	11,865	12,513
	Redcentric PLC	6,137	10,222
	Redde Northgate PLC	26,578	138,519

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Redrow PLC	33,289	$280,448
	Renew Holdings PLC	6,323	61,819
*	Renewi PLC	9,334	84,102
	Renishaw PLC	1,515	93,551
*	Restaurant Group PLC	68,039	87,236
	Rhi Magnesita NV	1,651	76,142
	RHI Magnesita NV	2,503	115,450
	Ricardo PLC	9,245	57,753
	River & Mercantile Group PLC	2,875	11,159
	RM PLC	8,839	22,173
	Robert Walters PLC	6,706	66,496
	Rotork PLC	112,248	515,906
	Royal Mail PLC	15,701	93,824
	RPS Group PLC	39,439	59,671
	RWS Holdings PLC	8,444	57,440
	S&U PLC	354	12,850
Ω	Sabre Insurance Group PLC	20,051	61,589
*	Saga PLC	10,855	42,135
	Savills PLC	18,153	330,797
	ScS Group PLC	313	927
*	Senior PLC	81,040	146,697
	Serco Group PLC	88,961	160,922
	Serica Energy PLC	19,716	68,529
	Severfield PLC	28,520	27,151
*	SIG PLC	138,693	77,271
	Sirius Real Estate Ltd.	100,166	175,080
	Smart Metering Systems PLC	11,830	117,775
	Smiths News PLC	19,640	9,320
	Softcat PLC	14,043	311,160
*	SolGold PLC	38,339	13,772
	Spectris PLC	3,249	148,264
	Speedy Hire PLC	58,485	45,285
*Ω	Spire Healthcare Group PLC	44,227	142,337
	Spirent Communications PLC	77,650	259,316
*	Sportech PLC	5,705	2,791
*	SSP Group PLC	79,011	293,152
*	Stagecoach Group PLC	35,849	44,278
	SThree PLC	13,227	83,987
	Strix Group PLC	17,224	56,554
*	Studio Retail Group PLC	5,420	7,542
	STV Group PLC	2,980	14,191
*	Superdry PLC	8,233	23,199
	Synthomer PLC	42,209	208,385
	Tate & Lyle PLC	50,269	480,835
	TBC Bank Group PLC	2,373	45,189
*	Ted Baker PLC	12,733	15,139
	Telecom Plus PLC	7,802	158,084
Ω	TI Fluid Systems PLC	7,253	23,353
	Topps Tiles PLC	21,096	18,071
	TP ICAP Group PLC	95,925	181,846
	Travis Perkins PLC	25,098	509,232
	Treatt PLC	4,748	67,636
	Trellus Health Ltd.	1,748	0
*	Tremor International Ltd.	6,705	47,235
*	Tremor International Ltd., ADR	2,139	31,251
	Tribal Group PLC	5,915	7,215
	Trifast PLC	13,605	28,940
	TT Electronics PLC	20,485	65,078
*	Tullow Oil PLC	184,058	124,573

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tyman PLC	17,563	$88,779
	Ultra Electronics Holdings PLC	9,461	371,185
	Vertu Motors PLC	37,928	33,920
	Vesuvius PLC	27,996	173,500
	Victrex PLC	10,684	297,595
*	Virgin Money UK PLC	119,665	309,745
	Vistry Group PLC	24,984	346,396
	Vitec Group PLC	5,654	97,650
Ω	Vivo Energy PLC	41,937	75,047
	Volex PLC	13,025	52,743
	Volution Group PLC	23,637	160,157
	Vp PLC	3,850	50,833
*Ω	Watches of Switzerland Group PLC	17,724	308,778
	Watkin Jones PLC	21,910	78,454
*	WH Smith PLC	8,050	180,606
	Wickes Group PLC	30,483	84,237
	Wilmington PLC	6,879	22,221
	Wincanton PLC	14,194	74,104
*	Xaar PLC	10,372	30,234
	XP Power Ltd.	2,076	136,509
	Young & Co's Brewery PLC	1	11
	Young & Co's Brewery PLC, Class A	2,876	58,523
	Zotefoams PLC	3,070	14,973
TOTAL UNITED KINGDOM			40,171,583
UNITED STATES — (0.0%)
*	Arko Corp.	4,209	34,257
TOTAL COMMON STOCKS			293,367,992
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	2,447	101,166
	Draegerwerk AG & Co. KGaA	1,189	69,074
	Fuchs Petrolub SE	7,602	328,521
	Jungheinrich AG	6,075	259,775
	Sixt SE	1,905	172,118
	STO SE & Co. KGaA	368	92,357
	Villeroy & Boch AG	1,074	28,931
TOTAL GERMANY			1,051,942
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	7,475	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	390	3,681
*	Treasury Metals, Inc. Warrants 08/07/23	459	40
TOTAL CANADA			3,721
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	1,971	19
ITALY — (0.0%)
*	BF SpA Rights 02/16/22	2,634	0
*	Webuild SpA Warrants 08/02/30	1,925	0

VA International Small Portfolio
CONTINUED
		Shares	Value»

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	61,932	$0
*	Stamford Land Corp. Ltd. Rights 02/28/22	18,900	280
TOTAL SINGAPORE			280
SPAIN — (0.0%)
*	Sacyr SA Rights 02/02/22	54,859	3,020
TOTAL RIGHTS/WARRANTS			7,040
TOTAL INVESTMENT SECURITIES (Cost $267,825,025)			294,426,974

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	1,384,021	16,011,738
TOTAL INVESTMENTS — (100.0%)
(Cost $283,835,697)^^			$310,438,712
As of January 31, 2022, VA International Small Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	4	03/18/22	$877,409	$900,850	$23,441
Total Futures Contracts			$877,409	$900,850	$23,441
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,140	$18,791,354	—	$18,795,494
Austria	—	4,242,598	—	4,242,598
Belgium	38,114	5,058,589	—	5,096,703
Canada	31,858,770	5,452	—	31,864,222
China	13,191	254,787	—	267,978
Denmark	—	6,726,128	—	6,726,128
Finland	—	6,983,545	—	6,983,545
France	—	14,601,148	$681	14,601,829
Germany	348,432	18,376,478	—	18,724,910
Hong Kong	—	7,118,990	13,606	7,132,596
Ireland	—	1,555,291	—	1,555,291
Isle of Man	—	10,208	—	10,208
Israel	182,883	6,202,674	—	6,385,557
Italy	34,737	10,028,833	—	10,063,570
Japan	—	66,432,056	—	66,432,056
Netherlands	—	8,113,149	—	8,113,149
New Zealand	—	1,467,316	—	1,467,316
Norway	—	2,805,195	—	2,805,195
Portugal	—	929,165	—	929,165
Singapore	—	3,254,219	12,210	3,266,429
Spain	—	6,236,885	—	6,236,885

VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$88,829	$9,999,582	—	$10,088,411
Switzerland	—	21,372,917	—	21,372,917
United Kingdom	31,251	40,140,332	—	40,171,583
United States	—	34,257	—	34,257
Preferred Stocks
Germany	101,166	950,776	—	1,051,942
Rights/Warrants
Canada	—	3,721	—	3,721
Hong Kong	—	19	—	19
Singapore	—	280	—	280
Spain	—	3,020	—	3,020
Securities Lending Collateral	—	16,011,738	—	16,011,738
Futures Contracts**	23,441	—	—	23,441
TOTAL	$32,724,954	$277,710,702	$26,497^	$310,462,153
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (18.7%)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 01/12/24	2,000	$2,003,141
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.310%, 08/19/22	6,493	6,499,233
(r)	0.310%, 03/13/23	1,190	1,192,142
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	0.300%, 01/30/23	5,500	5,508,800
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)Ω	0.340%, 06/10/22	2,750	2,751,953
Inter-American Development Bank
	0.250%, 11/15/23	3,000	2,949,368
	2.625%, 01/16/24	2,000	2,052,563
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.310%, 09/16/22	3,446	3,449,860
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23	6,750	6,752,565
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.140%, 06/30/23	400	399,944
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.16%, FRN
(r)Ω	0.210%, 10/27/23	7,500	7,501,950
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)Ω	0.399%, 03/15/22	8,200	8,202,099
Province of Alberta Canada
	3.350%, 11/01/23	7,763	8,046,269
		Face Amount	Value†
		(000)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	800	$789,632
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.050%, 12/19/22	5,750	5,794,333
(r)	1.050%, 05/25/23	2,500	2,527,932
Swedbank AB
Ω	0.600%, 09/25/23	1,000	986,411
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.269%, 06/02/23	3,500	3,503,279
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23	713	713,063
TOTAL BONDS			71,624,537
CERTIFICATES OF DEPOSIT — (7.6%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	2,000	1,999,513
(r)	0.200%, 09/27/22	3,000	2,999,005
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	1,500	1,500,082
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	3,000	3,000,450
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	3,000	3,000,893
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	1,500	1,499,308
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.150%, 05/06/22	2,000	1,999,841

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

National Australia Bank Ltd., Floating Rate Note, SOFR + 0.210%, FRN
(r)Ω	0.260%, 06/03/22	2,000	$2,000,731
Royal Bank of Canada, Floating Rate Note, SOFR +0.150, FRN
(r)Ω	0.200%, 10/11/22	5,000	4,998,245
Royal Bank of Canada, Floating Rate Note, SOFR +0.250, FRN
(r)Ω	0.300%, 12/01/22	3,000	3,000,503
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.210%, 04/19/22	1,000	1,000,234
Westpac Banking Corp., Floating Rate Note, SOFR +0.13000, FRN
(r)	0.170%, 05/09/22	2,000	2,000,283
TOTAL CERTIFICATES OF DEPOSIT			28,999,088
U.S. TREASURY OBLIGATIONS — (38.6%)
U.S. Treasury Notes
#	0.125%, 08/31/23	7,000	6,897,461
#	0.125%, 09/15/23	27,350	26,937,613
#	0.250%, 09/30/23	28,200	27,816,656
	0.125%, 10/15/23	27,750	27,292,559
#	0.375%, 10/31/23	27,500	27,148,730
#	1.625%, 10/31/23	13,000	13,114,258
	0.500%, 11/30/23	7,500	7,411,816
	0.125%, 12/15/23	2,000	1,962,266
	0.125%, 01/15/24	5,000	4,898,633
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r)	0.269%, 07/31/23	1,750	1,751,849
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.275%, 10/31/23	2,500	2,503,255
TOTAL U.S. TREASURY OBLIGATIONS			147,735,096
TOTAL INVESTMENT SECURITIES (Cost $250,010,004)			248,358,721

COMMERCIAL PAPER — (10.0%)
Alphabet, Inc.
0.080%, 02/25/22	1,000	999,952
	FaceAmount	Value†
	(000)
Bank of Nova Scotia
0.170%, 02/24/22	1,000	$999,953
Canadian Imperial Bank of Commerce
0.150%, 02/11/22	4,500	4,499,898
Cooperatieve Rabobank UA
0.140%, 02/15/22	1,000	999,971
Erste Abwicklungsanstalt
0.150%, 02/14/22	2,926	2,925,920
0.180%, 04/14/22	4,250	4,248,406
KFW
0.180%, 04/26/22	1,150	1,149,438
National Australia Bank Ltd.
0.150%, 02/22/22	1,750	1,749,913
Nordea Bank ABP
0.135%, 02/18/22	3,000	2,999,888
PSP Capital, Inc.
0.130%, 02/17/22	4,000	3,999,862
0.180%, 04/14/22	750	749,719
Skandinaviska Enskilda Banken AB
0.180%, 03/15/22	1,000	999,878
0.220%, 03/15/22	1,000	999,878
0.150%, 03/15/22	1,000	999,878
0.170%, 04/04/22	1,500	1,499,622
0.240%, 04/12/22	750	749,732
0.200%, 04/27/22	1,000	999,400
Swedbank AB
0.270%, 04/20/22	2,000	1,999,153
Toronto-Dominion Bank
0.162%, 02/24/22	4,000	3,999,813
United Overseas Bank Ltd.
0.280%, 04/13/22	930	929,636
TOTAL COMMERCIAL PAPER (Cost $38,498,584)		38,499,910

		Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	4,285,588	4,285,588
SECURITIES LENDING COLLATERAL — (24.0%)
@§	The DFA Short Term Investment Fund	7,931,438	91,758,804
TOTAL INVESTMENTS — (100.0%)
(Cost $384,548,748)^^			$382,903,023

VA Short-Term Fixed Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$71,624,537	—	$71,624,537
Certificates of Deposit	—	28,999,088	—	28,999,088
U.S. Treasury Obligations	—	147,735,096	—	147,735,096
Commercial Paper	—	38,499,910	—	38,499,910
Temporary Cash Investments	$4,285,588	—	—	4,285,588
Securities Lending Collateral	—	91,758,804	—	91,758,804
TOTAL	$4,285,588	$378,617,435	—	$382,903,023

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal National Mortgage Association
	2.125%, 04/24/26		500	$511,647
BONDS — (79.1%)
AUSTRALIA — (8.9%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	3M Swap + 1.030%, FRN, 1.085%, 12/06/23	AUD	200	143,279
(r)	3M Swap + 0.760%, FRN, 0.825%, 01/16/25	AUD	6,700	4,775,726
	3.700%, 11/16/25		1,000	1,068,839
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	2,000	1,352,008
Ω	4.250%, 04/21/26	AUD	800	629,549
Ω	0.500%, 09/21/26	AUD	3,000	2,022,170
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		4,100	3,948,934
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 0.985%, 06/19/24	AUD	500	357,708
(r)	3M Swap + 0.770%, FRN, 0.845%, 01/21/25	AUD	2,000	1,426,823
	3.375%, 01/14/26		1,000	1,056,109
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	8,800	6,807,176
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	4,000	3,008,075
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	500	372,187
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	1,300	879,540
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.205%, 04/24/24	AUD	3,000	2,156,609
(r)Ω	3M Swap + 0.880%, FRN, 0.925%, 08/16/24	AUD	1,400	1,001,110
	2.850%, 05/13/26		3,000	3,113,903
	1.150%, 06/03/26		970	937,560
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
Ω	4.125%, 06/04/26	AUD	500	$380,909
TOTAL AUSTRALIA				35,438,214
AUSTRIA — (1.2%)
Oesterreichische Kontrollbank AG
	0.375%, 09/17/25		2,000	1,913,205
	0.500%, 02/02/26		2,841	2,713,955
TOTAL AUSTRIA				4,627,160
BELGIUM — (0.6%)
Dexia Credit Local SA
Ω	1.125%, 04/09/26		2,000	1,945,385
Ω	1.125%, 04/09/26		500	486,346
TOTAL BELGIUM				2,431,731
CANADA — (19.1%)
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,000	1,587,791
Canada Government International Bond
	0.750%, 05/19/26		11,740	11,280,059
CPPIB Capital, Inc.
Ω	0.875%, 09/09/26		9,650	9,281,170
Ontario Teachers' Finance Trust
Ω	0.875%, 09/21/26		6,250	5,981,223
Province of Alberta Canada
	2.200%, 06/01/26	CAD	11,100	8,800,973
Province of British Columbia Canada
#	0.900%, 07/20/26		5,700	5,506,331
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	2,100	1,688,607
Province of Ontario Canada
	0.625%, 01/21/26		3,750	3,591,679
	1.050%, 04/14/26		5,000	4,851,151
	2.400%, 06/02/26	CAD	3,500	2,799,009
Province of Quebec Canada
	3.700%, 05/20/26	AUD	2,100	1,580,450
	2.500%, 09/01/26	CAD	7,000	5,629,902
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,200	1,652,228
Ω	1.000%, 06/29/26		2,458	2,372,776
Quebec, Province of Canada
	2.750%, 09/01/25	CAD	400	324,497
Toronto-Dominion Bank
	0.750%, 09/11/25		350	335,108
Ω	1.128%, 12/09/25	CAD	2,600	1,948,399
	0.750%, 01/06/26		2,710	2,586,156

VA Global Bond Portfolio
CONTINUED
			Face Amount	Value†
			(000)

CANADA — (Continued)
	1.200%, 06/03/26		3,939	$3,788,165
TOTAL CANADA				75,585,674
DENMARK — (0.9%)
Kommunekredit
Ω	0.500%, 01/28/26		3,764	3,590,623
FINLAND — (2.9%)
Finnvera Oyj
Ω	1.125%, 10/27/26		2,900	2,819,483
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		5,300	5,068,549
Nordea Bank Abp
#Ω	0.750%, 08/28/25		3,800	3,656,196
TOTAL FINLAND				11,544,228
FRANCE — (4.1%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		5,200	4,983,913
Caisse d'Amortissement de la Dette Sociale
Ω	0.625%, 02/18/26		7,887	7,558,772
Ω	0.625%, 02/18/26		400	383,453
SFIL SA
Ω	0.625%, 02/09/26		3,400	3,251,018
TOTAL FRANCE				16,177,156
GERMANY — (5.1%)
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		2,440	2,343,955
	3.200%, 09/11/26	AUD	500	373,619
Landwirtschaftliche Rentenbank
Ω	4.250%, 01/09/25	AUD	1,000	762,123
	0.875%, 03/30/26		8,400	8,124,516
Ω	4.750%, 05/06/26	AUD	400	316,037
NRW Bank
Ω	0.875%, 03/09/26		2,400	2,319,600
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		6,200	6,015,275
TOTAL GERMANY				20,255,125
NETHERLANDS — (3.0%)
BNG Bank NV
Ω	2.375%, 03/16/26		1,000	1,026,326
Ω	0.875%, 05/18/26		8,300	8,006,410
Ω	0.875%, 05/18/26		668	644,194
Shell International Finance BV
	3.250%, 05/11/25		1,000	1,045,134
	2.875%, 05/10/26		1,089	1,131,595
TOTAL NETHERLANDS				11,853,659
			Face Amount	Value†
			(000)

NEW ZEALAND — (1.7%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	2,000	$1,268,036
	0.500%, 05/15/26	NZD	3,650	2,213,210
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	4,500	2,942,423
	2.750%, 04/15/25	NZD	500	328,858
TOTAL NEW ZEALAND				6,752,527
NORWAY — (2.2%)
Equinor ASA
	1.750%, 01/22/26		1,000	989,646
Kommunalbanken A.S.
	0.600%, 06/01/26	AUD	500	333,424
KOMMUNALBANKEN A.S. SR UNSECURED REGS 09/25 0.375
	0.375%, 09/11/25		1,648	1,577,273
Kommunalbanken AS
Ω	0.500%, 01/13/26		1,000	955,912
Ω	1.125%, 10/26/26		4,800	4,668,268
TOTAL NORWAY				8,524,523
SINGAPORE — (0.3%)
Singapore Government Bond
	2.125%, 06/01/26	SGD	1,500	1,139,747
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.7%)
African Development Bank
	0.875%, 03/23/26		7,050	6,824,922
	4.500%, 06/02/26	AUD	1,000	783,322
#	0.875%, 07/22/26		2,700	2,609,231
Asian Development Bank
	1.000%, 04/14/26		10,500	10,220,616
	0.500%, 05/05/26	AUD	1,000	667,259
Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		6,887	6,577,130
Ω	1.000%, 05/06/26	AUD	500	340,606
European Bank for Reconstruction & Development
	0.500%, 01/28/26		11,000	10,520,655
European Investment Bank
	0.750%, 09/09/24	NOK	19,000	2,078,443
	0.375%, 03/26/26		5,576	5,307,997
Inter-American Development Bank
Ω	2.750%, 10/30/25	AUD	300	219,896
	4.400%, 01/26/26	CAD	277	238,880
	0.875%, 04/20/26		8,100	7,832,211
	4.250%, 06/11/26	AUD	1,500	1,165,047
	1.000%, 06/29/26	CAD	1,000	755,985
Inter-American Investment Corp.
Ω	0.625%, 02/10/26		300	287,052

VA Global Bond Portfolio
CONTINUED
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	0.625%, 01/14/26	CAD	3,200	$2,399,171
	0.500%, 05/18/26	AUD	1,500	999,829
International Finance Corp.
Ω	3.200%, 07/22/26	AUD	2,000	1,492,966
Nordic Investment Bank
#	0.500%, 01/21/26		500	478,717
Ω	3.400%, 02/06/26	AUD	600	448,950
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				62,248,885
SWEDEN — (2.8%)
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		200	192,754
Ω	1.400%, 11/19/25		4,000	3,947,080
Ω	1.200%, 09/09/26		7,100	6,836,192
TOTAL SWEDEN				10,976,026
SWITZERLAND — (2.4%)
Nestle Holdings, Inc.
Ω	3.500%, 09/24/25		2,000	2,115,646
Ω	0.625%, 01/15/26		3,300	3,154,626
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		800	772,225
Ω	2.625%, 05/15/26		3,200	3,300,835
TOTAL SWITZERLAND				9,343,332
UNITED STATES — (8.2%)
Amazon.com, Inc.
	1.000%, 05/12/26		4,500	4,366,270
Apple, Inc.
	1.125%, 05/11/25		386	378,710
	0.700%, 02/08/26		2,975	2,856,551
#	3.250%, 02/23/26		1,912	2,004,038
Ω	3.600%, 06/10/26	AUD	500	375,385
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		2,144	2,241,966
Chevron Corp.
	2.954%, 05/16/26		1,000	1,038,838
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Chevron USA, Inc.
	0.687%, 08/12/25	2,000	$1,928,490
Johnson & Johnson
#	0.550%, 09/01/25	1,000	958,260
Merck & Co., Inc.
#	0.750%, 02/24/26	1,533	1,472,819
National Securities Clearing Corp.
#Ω	0.750%, 12/07/25	6,400	6,130,566
Ω	0.750%, 12/07/25	1,250	1,197,376
Procter & Gamble Co.
	1.000%, 04/23/26	1,827	1,772,966
Visa, Inc.
	3.150%, 12/14/25	2,582	2,707,897
Walmart, Inc.
	1.050%, 09/17/26	3,300	3,194,474
TOTAL UNITED STATES			32,624,606
TOTAL BONDS			313,113,216
U.S. TREASURY OBLIGATIONS — (17.4%)
U.S. Treasury Notes
	0.750%, 03/31/26	17,500	16,927,832
	2.250%, 03/31/26	1,000	1,027,695
	0.750%, 04/30/26	14,000	13,529,141
	2.375%, 04/30/26	4,000	4,131,719
	1.625%, 05/15/26	15,000	15,032,813
	0.750%, 05/31/26	19,000	18,340,937
TOTAL U.S. TREASURY OBLIGATIONS			68,990,137
TOTAL INVESTMENT SECURITIES (Cost $396,272,994)			382,615,000

		Shares
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	1,147,863	13,279,629
TOTAL INVESTMENTS — (100.0%)
(Cost $409,551,879)^^			$395,894,629

As of January 31, 2022, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	7,112,654	USD	5,572,251	HSBC Bank	02/02/22	$23,193

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	5,088,614	USD	564,397	Citibank, N.A.	02/03/22	$7,734
USD	7,066,895	NZD	10,293,778	UBS AG	02/03/22	293,669
USD	22,822,777	CAD	28,508,243	Bank of America Corp.	02/24/22	395,880
SGD	15,473	USD	11,406	Citibank, N.A.	03/11/22	46
AUD	1,114,672	USD	779,907	Citibank, N.A.	04/19/22	8,560
USD	37,605,758	AUD	52,039,113	HSBC Bank	04/19/22	795,742
Total Appreciation						$1,524,824
USD	7,417,227	CAD	9,586,559	Bank of America Corp.	02/02/22	$(124,410)
CAD	2,473,905	USD	1,966,756	Citibank, N.A.	02/02/22	(20,563)
USD	3,538,617	NOK	31,757,849	Bank of America Corp.	02/03/22	(32,033)
NOK	4,240,419	USD	488,579	Citibank, N.A.	02/03/22	(11,814)
NOK	3,824,542	USD	430,426	Royal Bank of Scotland	02/03/22	(419)
USD	5,563,099	CAD	7,101,457	HSBC Bank	03/09/22	(23,335)
USD	1,140,385	SGD	1,560,510	Royal Bank of Scotland	03/11/22	(14,564)
AUD	1,006,730	USD	721,365	Citibank, N.A.	04/19/22	(9,252)
Total (Depreciation)						$(236,390)
Total Appreciation (Depreciation)						$1,288,434
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$511,647	—	$511,647
Bonds
Australia	—	35,438,214	—	35,438,214
Austria	—	4,627,160	—	4,627,160
Belgium	—	2,431,731	—	2,431,731
Canada	—	75,585,674	—	75,585,674
Denmark	—	3,590,623	—	3,590,623
Finland	—	11,544,228	—	11,544,228
France	—	16,177,156	—	16,177,156
Germany	—	20,255,125	—	20,255,125
Netherlands	—	11,853,659	—	11,853,659
New Zealand	—	6,752,527	—	6,752,527
Norway	—	8,524,523	—	8,524,523
Singapore	—	1,139,747	—	1,139,747
Supranational Organization Obligations	—	62,248,885	—	62,248,885
Sweden	—	10,976,026	—	10,976,026
Switzerland	—	9,343,332	—	9,343,332
United States	—	32,624,606	—	32,624,606
U.S. Treasury Obligations	—	68,990,137	—	68,990,137
Securities Lending Collateral	—	13,279,629	—	13,279,629
Forward Currency Contracts**	—	1,288,434	—	1,288,434
TOTAL	—	$397,183,063	—	$397,183,063
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation Protected Security
0.125%, 07/15/26	4,985	$5,314,931
0.375%, 01/15/27	18,120	19,553,399
2.375%, 01/15/27	13,126	15,542,173
0.375%, 07/15/27	11,929	12,956,889
0.500%, 01/15/28	22,584	24,674,678
1.750%, 01/15/28	14,565	17,060,745
3.625%, 04/15/28	13,560	17,598,852
0.750%, 07/15/28	9,577	10,699,870
0.875%, 01/15/29	7,594	8,574,358
2.500%, 01/15/29	18,574	23,167,088
3.875%, 04/15/29	15,874	21,543,875
0.250%, 07/15/29	3,531	3,854,139
0.125%, 01/15/30	21,441	23,155,977
0.125%, 07/15/30	2,330	2,531,343
0.125%, 01/15/31	5,032	5,460,238
3.375%, 04/15/32	11,461	16,537,109
2.125%, 02/15/40	10,865	15,777,682
2.125%, 02/15/41	10,406	15,218,993
TOTAL U.S. TREASURY OBLIGATIONS Cost ($249,783,148)		259,222,339

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.025%	953,747	953,747
TOTAL INVESTMENTS — (100.0%)
(Cost $250,736,895)^^		$260,176,086
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$259,222,339	—	$259,222,339
Temporary Cash Investments	$953,747	—	—	953,747
TOTAL	$953,747	$259,222,339	—	$260,176,086

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,757,292	$54,985,675
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,193,986	22,576,113
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,395,743	22,567,902
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,385,107	21,649,225
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	567,441	19,616,422
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	410,145	10,224,913
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	906,340	9,199,353
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	935,817	9,199,086
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	119,408	3,897,462
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	174,803	2,415,781
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	46,618	2,222,281
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	175,173	784,773
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $131,127,578)		$179,338,986

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $15,137)	15,137	15,137
TOTAL INVESTMENTS — (100.0%) (Cost $131,142,715)^^		$179,354,123
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$179,338,986	—	—	$179,338,986
Temporary Cash Investments	15,137	—	—	15,137
TOTAL	$179,354,123	—	—	$179,354,123

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (0.9%)
*	Altice USA, Inc., Class A	39,600	$571,032
*	Charter Communications, Inc., Class A	16,997	10,085,000
*	Live Nation Entertainment, Inc.	453	49,608
*	Netflix, Inc.	30,063	12,841,110
TOTAL COMMUNICATION SERVICES			23,546,750
CONSUMER DISCRETIONARY — (18.6%)
*	Amazon.com, Inc.	41,612	124,481,050
*	Bright Horizons Family Solutions, Inc.	187	24,013
*	Burlington Stores, Inc.	28,440	6,738,289
	Dollar General Corp.	28,329	5,906,030
*	Etsy, Inc.	34,469	5,414,390
*	Hilton Worldwide Holdings, Inc.	46,233	6,708,871
	Home Depot, Inc.	322,959	118,519,494
	Leggett & Platt, Inc.	643	25,623
	Lowe's Cos., Inc.	212,743	50,494,551
*	Lululemon Athletica, Inc.	16,356	5,458,979
*	Marriott International, Inc., Class A	76,267	12,288,139
	McDonald's Corp.	15,927	4,132,260
	NIKE, Inc., Class B	186,488	27,613,278
*	NVR, Inc.	100	532,722
*	O'Reilly Automotive, Inc.	29,564	19,268,337
	Pool Corp.	16,700	7,953,375
	Ross Stores, Inc.	137,356	13,426,549
	Service Corp. International	24,312	1,500,537
	Starbucks Corp.	343,683	33,790,913
	Target Corp.	106,396	23,452,870
	TJX Cos., Inc.	193,089	13,896,615
	Tractor Supply Co.	61,121	13,343,325
	Travel & Leisure Co.	2,115	120,132
*	Ulta Beauty, Inc.	12,151	4,419,805
	VF Corp.	25,060	1,634,163
	Williams-Sonoma, Inc.	1,604	257,506
	Yum! Brands, Inc.	12,200	1,527,074
TOTAL CONSUMER DISCRETIONARY			502,928,890
CONSUMER STAPLES — (11.7%)
	Altria Group, Inc.	791,782	40,285,868
	Brown-Forman Corp., Class A	14,262	893,372
	Brown-Forman Corp., Class B	82,623	5,571,269
	Clorox Co.	71,957	12,078,702
	Coca-Cola Co.	979,791	59,777,049
	Colgate-Palmolive Co.	82,217	6,778,792
	Costco Wholesale Corp.	91,101	46,017,848
	Estee Lauder Cos., Inc., Class A	29,099	9,072,777
*	Herbalife Nutrition Ltd.	68,088	2,894,421
	Hershey Co.	58,235	11,476,371
	Kimberly-Clark Corp.	117,940	16,234,441
	Lamb Weston Holdings, Inc.	67,768	4,351,383
	PepsiCo, Inc.	385,165	66,833,831
	Procter & Gamble Co.	141,704	22,736,407

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	131,152	$10,249,529
TOTAL CONSUMER STAPLES			315,252,060
ENERGY — (0.2%)
	Cheniere Energy, Inc.	60,161	6,732,016
FINANCIALS — (3.7%)
	Aon PLC, Class A	60,490	16,721,855
*	Credit Acceptance Corp.	1,916	1,033,797
	Erie Indemnity Co., Class A	100	18,410
	FactSet Research Systems, Inc.	14,855	6,267,176
	LPL Financial Holdings, Inc.	18,799	3,239,444
	MarketAxess Holdings, Inc.	7,981	2,749,295
	Marsh & McLennan Cos., Inc.	44,832	6,887,988
	Moody's Corp.	40,194	13,786,542
	MSCI, Inc.	40,997	21,979,312
	S&P Global, Inc.	68,808	28,570,458
TOTAL FINANCIALS			101,254,277
HEALTH CARE — (10.8%)
	AbbVie, Inc.	666,618	91,253,338
*	Align Technology, Inc.	2,701	1,336,887
	Amgen, Inc.	214,682	48,762,869
*	Avantor, Inc.	43,421	1,620,906
	Cardinal Health, Inc.	122,721	6,328,722
*	DaVita, Inc.	24,000	2,600,880
*	Edwards Lifesciences Corp.	3	328
	Eli Lilly & Co.	206,654	50,710,825
	Encompass Health Corp.	1,257	77,984
	HCA Healthcare, Inc.	32,550	7,813,628
*	IDEXX Laboratories, Inc.	43,798	22,218,725
*	IQVIA Holdings, Inc.	3,700	906,130
*	Mettler-Toledo International, Inc.	14,091	20,751,534
*	Moderna, Inc.	58,484	9,903,096
*	Molina Healthcare, Inc.	3,110	903,393
	Organon & Co.	40,395	1,289,004
*	Waters Corp.	15,386	4,925,366
	West Pharmaceutical Services, Inc.	367	144,312
	Zoetis, Inc.	98,882	19,755,635
TOTAL HEALTH CARE			291,303,562
INDUSTRIALS — (11.8%)
	Allegion PLC	37,179	4,562,979
*	Avis Budget Group, Inc.	2,600	458,068
*	Boeing Co.	82,836	16,587,081
	Booz Allen Hamilton Holding Corp., Class A	52,858	4,055,794
	Cintas Corp.	23,873	9,346,996
*	Copart, Inc.	346	44,720
*	Delta Air Lines, Inc.	153,240	6,082,096
	Equifax, Inc.	3,364	806,553
	Fastenal Co.	238,536	13,520,220
*	Generac Holdings, Inc.	1,507	425,547
	General Dynamics Corp.	282	59,812
	Graco, Inc.	17,182	1,246,726
#	HEICO Corp.	583	79,515
	HEICO Corp., Class A	338	37,079
	Honeywell International, Inc.	110,833	22,663,132
	Illinois Tool Works, Inc.	86,871	20,320,864

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	14,477	$2,787,402
	Lennox International, Inc.	15,817	4,486,017
	Lockheed Martin Corp.	78,508	30,549,818
	Masco Corp.	101,751	6,443,891
	Nordson Corp.	2,522	586,466
	Old Dominion Freight Line, Inc.	17,229	5,201,952
	Robert Half International, Inc.	34,393	3,895,351
	Rockwell Automation, Inc.	44,566	12,889,378
	Rollins, Inc.	87,155	2,688,732
	Toro Co.	31,222	3,015,421
	Union Pacific Corp.	221,561	54,182,742
	United Parcel Service, Inc., Class B	256,742	51,915,800
	Verisk Analytics, Inc.	32,309	6,336,764
	Waste Management, Inc.	122,177	18,380,308
	WW Grainger, Inc.	29,186	14,450,280
TOTAL INDUSTRIALS			318,107,504
INFORMATION TECHNOLOGY — (40.2%)
	Accenture PLC, Class A	157,184	55,577,119
*	Adobe, Inc.	31,516	16,838,999
*	Advanced Micro Devices, Inc.	67,265	7,685,026
	Amphenol Corp., Class A	99,555	7,923,582
	Apple, Inc.	811,134	141,770,001
	Applied Materials, Inc.	220,549	30,475,461
*	Autodesk, Inc.	14,602	3,647,434
	Automatic Data Processing, Inc.	103,500	21,338,595
	Broadcom, Inc.	118,132	69,211,176
	Broadridge Financial Solutions, Inc.	47,631	7,583,808
*	Cadence Design Systems, Inc.	29,643	4,509,886
	CDK Global, Inc.	823	35,364
	CDW Corp.	96,150	18,177,158
	Citrix Systems, Inc.	64,678	6,593,275
*	Fair Isaac Corp.	9,468	4,686,565
*	Fortinet, Inc.	20,493	6,091,339
*	Gartner, Inc.	25,782	7,577,072
	Intuit, Inc.	20,853	11,578,211
	Jack Henry & Associates, Inc.	4,020	674,596
	KLA Corp.	66,681	25,956,913
	Lam Research Corp.	35,132	20,725,069
	Mastercard, Inc., Class A	294,191	113,669,519
	Microchip Technology, Inc.	86,580	6,708,218
	Microsoft Corp.	426,080	132,502,358
	NetApp, Inc.	116,979	10,119,853
	NVIDIA Corp.	212,115	51,938,479
	Oracle Corp.	745,382	60,495,203
	Paychex, Inc.	161,921	19,067,817
*	Paycom Software, Inc.	10,885	3,649,741
	QUALCOMM, Inc.	341,207	59,970,542
	Seagate Technology Holdings PLC	121,222	12,988,937
	Teradyne, Inc.	7,999	939,323
	Texas Instruments, Inc.	233,651	41,938,018
#	Ubiquiti, Inc.	12,800	3,712,512
#	Visa, Inc., Class A	390,424	88,302,196
	Xilinx, Inc.	1,962	379,745
*	Zebra Technologies Corp., Class A	22,471	11,440,436
TOTAL INFORMATION TECHNOLOGY			1,086,479,546

U.S. Large Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (1.3%)
Avery Dennison Corp.	56,729	$11,653,271
Ball Corp.	78,809	7,652,354
* Berry Global Group, Inc.	1,406	94,793
Packaging Corp. of America	573	86,311
Sealed Air Corp.	18,321	1,244,362
Sherwin-Williams Co.	48,647	13,937,852
TOTAL MATERIALS		34,668,943
TOTAL COMMON STOCKS Cost ($1,279,436,724)		2,680,273,548

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	20,871,442	20,871,442
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	6,944	80,333
TOTAL INVESTMENTS — (100.0%)
(Cost $1,300,388,499)^^			$2,701,225,323
As of January 31, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	03/18/22	$21,036,964	$20,269,125	$(767,839)
Total Futures Contracts			$21,036,964	$20,269,125	$(767,839)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,546,750	—	—	$23,546,750
Consumer Discretionary	502,928,890	—	—	502,928,890
Consumer Staples	315,252,060	—	—	315,252,060
Energy	6,732,016	—	—	6,732,016
Financials	101,254,277	—	—	101,254,277
Health Care	291,303,562	—	—	291,303,562
Industrials	318,107,504	—	—	318,107,504
Information Technology	1,086,479,546	—	—	1,086,479,546
Materials	34,668,943	—	—	34,668,943
Temporary Cash Investments	20,871,442	—	—	20,871,442
Securities Lending Collateral	—	$80,333	—	80,333
Futures Contracts**	(767,839)	—	—	(767,839)
TOTAL	$2,700,377,151	$80,333	—	$2,700,457,484
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
*	Angi, Inc.	20,997	$180,154
#*	Bandwidth, Inc., Class A	952	59,605
*	Cargurus, Inc.	99,592	3,176,985
*	Cars.com, Inc.	4,394	68,459
	Cogent Communications Holdings, Inc.	4,822	306,727
*	Dolphin Entertainment, Inc.	1,100	5,874
*	IDT Corp., Class B	26,129	980,621
*	iHeartMedia, Inc., Class A	55,573	1,119,796
*	IMAX Corp.	25,989	448,310
*	Iridium Communications, Inc.	89,605	3,215,027
	John Wiley & Sons, Inc., Class A	500	25,375
*	QuinStreet, Inc.	42,083	677,115
*	Sciplay Corp., Class A	23,391	292,387
*	TechTarget, Inc.	23,373	1,938,557
*	Telesat Corp.	9,003	203,918
#*	Thryv Holdings, Inc.	6,095	197,661
*	Townsquare Media, Inc., Class A	14,685	193,548
#*	Travelzoo	16,635	155,870
#*	WideOpenWest, Inc.	4,501	83,764
#	World Wrestling Entertainment, Inc., Class A	42,314	2,113,161
*	Yelp, Inc.	55,401	1,913,551
*	Zedge, Inc., Class B	9,800	74,088
*	Ziff Davis, Inc.	42,059	4,418,719
TOTAL COMMUNICATION SERVICES			21,849,272
CONSUMER DISCRETIONARY — (16.8%)
*	1-800-Flowers.com, Inc., Class A	35,935	611,973
	Acushnet Holdings Corp.	66,123	3,087,944
#	American Eagle Outfitters, Inc.	48,231	1,101,114
*	Arko Corp.	18,738	154,026
*	Asbury Automotive Group, Inc.	20,182	3,248,697
*	AutoNation, Inc.	4,262	464,558
#*	Bloomin' Brands, Inc.	102,986	2,093,705
*	Boot Barn Holdings, Inc.	26,632	2,449,345
	Brunswick Corp.	6,843	621,276
	Buckle, Inc.	36,086	1,358,277
	Build-A-Bear Workshop, Inc.	11,204	199,879
	Caleres, Inc.	22,583	541,540
#	Camping World Holdings, Inc., Class A	33,349	1,107,187
	Carriage Services, Inc.	9,921	499,225
	Carter's, Inc.	40,436	3,765,400
*	Cavco Industries, Inc.	9,150	2,465,376
*	Cheesecake Factory, Inc.	16,195	577,838
*	Chico's FAS, Inc.	5,600	26,376
#*	Children's Place, Inc.	11,367	804,215
	Choice Hotels International, Inc.	9,160	1,313,544
#*	Citi Trends, Inc.	7,700	375,144
	Clarus Corp.	3,590	80,883
	Columbia Sportswear Co.	16,026	1,488,335
	Cracker Barrel Old Country Store, Inc.	20,601	2,454,403
*	Crocs, Inc.	46,693	4,791,636
*	Dave & Buster's Entertainment, Inc.	12,326	441,148
#*	Denny's Corp.	885	13,718

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Designer Brands, Inc., Class A	1,933	$25,458
#	Dick's Sporting Goods, Inc.	1,900	219,260
	Dillard's, Inc., Class A	1,131	286,957
	Dine Brands Global, Inc.	5,462	370,597
*	Dorman Products, Inc.	28,098	2,630,816
*	Everi Holdings, Inc.	27,277	539,266
*	Fox Factory Holding Corp.	32,354	4,305,347
*	frontdoor, Inc.	36,564	1,327,273
*	Gentherm, Inc.	31,750	2,774,632
#*	GoPro, Inc., Class A	42,206	373,945
#*	Groupon, Inc.	472	14,415
	H&R Block, Inc.	150,136	3,432,109
	Hanesbrands, Inc.	299,999	4,829,984
	Harley-Davidson, Inc.	25,628	885,960
*	Helen of Troy Ltd.	20,611	4,314,501
*	Hilton Grand Vacations, Inc.	2,112	103,192
*	Houghton Mifflin Harcourt Co.	57,115	1,028,641
	Installed Building Products, Inc.	34,225	3,791,788
#	International Game Technology PLC	2,090	55,949
*	iRobot Corp.	17,338	1,135,986
	Jack in the Box, Inc.	4,336	394,793
#	Kontoor Brands, Inc.	46,974	2,315,348
#	LCI Industries	22,518	2,773,542
#	Leggett & Platt, Inc.	78,149	3,114,238
#*	LGI Homes, Inc.	16,199	2,016,937
#*	Lindblad Expeditions Holdings, Inc.	9,309	157,043
*	Liquidity Services, Inc.	32,100	610,863
#*	Lovesac Co.	7,379	397,359
*	Malibu Boats, Inc., Class A	23,497	1,542,813
#	Marine Products Corp.	24,429	299,500
*	MasterCraft Boat Holdings, Inc.	16,276	413,899
*	Mattel, Inc.	106,918	2,236,725
	Murphy USA, Inc.	31,431	6,181,220
	Nathan's Famous, Inc.	430	23,168
#*	National Vision Holdings, Inc.	58,139	2,376,722
*	Noodles & Co.	43,470	365,583
#*	Nordstrom, Inc.	73,906	1,662,885
*	ONE Group Hospitality, Inc.	700	8,820
	Oxford Industries, Inc.	7,225	595,268
	Papa John's International, Inc.	6,657	821,807
	Patrick Industries, Inc.	23,373	1,505,221
#	PetMed Express, Inc.	8,975	231,824
*	PlayAGS, Inc.	7,800	60,762
	Polaris, Inc.	1,636	184,197
#*	Purple Innovation, Inc.	23,669	196,926
	RCI Hospitality Holdings, Inc.	1,500	104,805
	Red Rock Resorts, Inc., Class A	58,438	2,601,660
	Rent-A-Center, Inc.	56,111	2,365,079
*	Revolve Group, Inc.	29,261	1,443,153
#*	Ruth's Hospitality Group, Inc.	25,555	511,867
*	Sally Beauty Holdings, Inc.	105,673	1,814,405
*	SeaWorld Entertainment, Inc.	83,830	4,994,591
#*	Shake Shack, Inc., Class A	8,096	534,903
	Shutterstock, Inc.	36,425	3,532,132
	Signet Jewelers Ltd.	8,458	728,488
*	Skyline Champion Corp.	48,947	3,296,091
#*	Sleep Number Corp.	9,587	685,470
	Smith & Wesson Brands, Inc.	44,818	765,491
#*	Sonos, Inc.	64,634	1,630,069

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Steven Madden Ltd.	69,191	$2,846,518
	Tempur Sealy International, Inc.	66,741	2,656,959
*	Tenneco, Inc., Class A	13,600	142,800
	Texas Roadhouse, Inc.	42,483	3,627,623
*	TopBuild Corp.	20,791	4,837,026
*	Vista Outdoor, Inc.	50,609	1,952,495
*	Visteon Corp.	28,214	2,864,003
	Wendy's Co.	200,091	4,608,096
	Winmark Corp.	1,241	267,336
	Wolverine World Wide, Inc.	29,990	794,435
#*	XPEL, Inc.	9,027	562,924
*	YETI Holdings, Inc.	25,400	1,665,732
TOTAL CONSUMER DISCRETIONARY			150,904,452
CONSUMER STAPLES — (5.5%)
*	BJ's Wholesale Club Holdings, Inc.	109,420	6,726,047
	Calavo Growers, Inc.	10,121	419,111
	Casey's General Stores, Inc.	1,386	260,305
	Coca-Cola Consolidated, Inc.	7,412	4,247,076
*	elf Beauty, Inc.	61,168	1,808,126
#	Energizer Holdings, Inc.	58,608	2,204,247
	Flowers Foods, Inc.	159,450	4,485,328
#*	Hain Celestial Group, Inc.	5,326	194,559
	Inter Parfums, Inc.	33,118	3,277,688
	J&J Snack Foods Corp.	20,671	3,135,584
	John B. Sanfilippo & Son, Inc.	10,893	861,636
	Lancaster Colony Corp.	25,923	4,115,795
	Medifast, Inc.	13,890	2,760,082
#	National Beverage Corp.	60,943	2,722,324
	Nu Skin Enterprises, Inc., Class A	2,597	125,149
	PriceSmart, Inc.	21,345	1,524,246
#	Reynolds Consumer Products, Inc.	2,255	68,259
*	Simply Good Foods Co.	14,185	499,738
*	Sprouts Farmers Market, Inc.	117,824	3,197,743
#	Tootsie Roll Industries, Inc.	24,060	816,837
#	Turning Point Brands, Inc.	17,739	624,945
	United-Guardian, Inc.	2,424	45,814
*	USANA Health Sciences, Inc.	24,179	2,311,029
	Vector Group Ltd.	16,626	184,715
*	Vital Farms, Inc.	1,807	29,870
#	WD-40 Co.	12,889	2,864,709
TOTAL CONSUMER STAPLES			49,510,962
ENERGY — (1.4%)
#	Arch Resources, Inc.	4,507	426,542
	Cactus, Inc., Class A	30,001	1,453,848
	California Resources Corp.	30,230	1,288,402
#*	Comstock Resources, Inc.	56,038	435,976
	Core Laboratories NV	27,508	733,638
#*	Crescent Energy, Inc., Class A	6,367	84,490
	CVR Energy, Inc.	2,826	55,192
*	Denbury, Inc.	15,962	1,199,385
	EnLink Midstream LLC	20,434	162,655
	Falcon Minerals Corp.	2,500	12,925
#*	Laredo Petroleum, Inc.	2,974	199,734
#	Magnolia Oil & Gas Corp., Class A	122,709	2,654,196
	Matador Resources Co.	17,993	805,546
*	SilverBow Resources, Inc.	15,100	351,679

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Southwestern Energy Co.	482,217	$2,121,755
*	TETRA Technologies, Inc.	115,734	339,101
*	Weatherford International PLC	2,892	86,760
TOTAL ENERGY			12,411,824
FINANCIALS — (6.8%)
	A-Mark Precious Metals, Inc.	9,069	561,371
	Artisan Partners Asset Management, Inc., Class A	59,245	2,559,976
*	Atlanticus Holdings Corp.	14,033	902,462
#	B. Riley Financial, Inc.	7,287	448,661
	BGC Partners, Inc., Class A	343,652	1,450,211
	BrightSphere Investment Group, Inc.	48,260	1,041,451
*	Coastal Financial Corp.	812	39,317
	Cohen & Steers, Inc.	46,963	3,922,819
#	Curo Group Holdings Corp.	27,848	399,062
	Diamond Hill Investment Group, Inc.	1,983	370,325
*	Donnelley Financial Solutions, Inc.	31,815	1,184,154
	Evercore, Inc., Class A	38,815	4,844,888
	Federated Hermes, Inc.	7,181	237,763
	First Financial Bankshares, Inc.	72,420	3,403,016
	GAMCO Investors, Inc., Class A	5,440	122,454
	Greenhill & Co., Inc.	19,741	329,280
	Hamilton Lane, Inc., Class A	27,376	2,476,433
	HCI Group, Inc.	9,139	620,264
	Houlihan Lokey, Inc.	36,651	3,895,268
	Kinsale Capital Group, Inc.	15,683	3,141,619
	Lakeland Financial Corp.	1,027	82,088
	Lazard Ltd., Class A	98,759	4,309,843
*	LendingTree, Inc.	1,566	190,801
	Live Oak Bancshares, Inc.	30,371	1,787,637
	Moelis & Co., Class A	58,618	3,310,159
*	Open Lending Corp., Class A	14,410	273,646
#*	Palomar Holdings, Inc.	16,949	894,060
	Piper Sandler Cos.	3,044	469,446
	PJT Partners, Inc., Class A	23,836	1,652,312
	Primerica, Inc.	25,154	3,882,268
*	PROG Holdings, Inc.	2,910	115,847
	Pzena Investment Management, Inc., Class A	21,669	219,724
	RLI Corp.	37,498	3,929,040
	ServisFirst Bancshares, Inc.	41,110	3,489,006
	Silvercrest Asset Management Group, Inc., Class A	5,400	90,720
	SLM Corp.	3,025	55,479
	Stock Yards Bancorp, Inc.	1,647	98,128
	TFS Financial Corp.	22,356	388,547
*	Triumph Bancorp, Inc.	12,774	1,117,470
#	Victory Capital Holdings, Inc., Class A	1,793	58,577
	Virtu Financial, Inc., Class A	79,958	2,473,101
	Virtus Investment Partners, Inc.	252	65,943
	Walker & Dunlop, Inc.	243	32,176
#*	World Acceptance Corp.	3,787	715,667
TOTAL FINANCIALS			61,652,479
HEALTH CARE — (12.8%)
#*	Accuray, Inc.	113,882	415,669
*	Alkermes PLC	125,503	3,200,327
*	Amedisys, Inc.	16,679	2,253,333
*	AMN Healthcare Services, Inc.	47,108	4,773,925
*	Amneal Pharmaceuticals, Inc.	135,943	602,228

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	ANI Pharmaceuticals, Inc.	2,680	$108,326
*	Antares Pharma, Inc.	177,481	598,111
#*	Apollo Medical Holdings, Inc.	43,424	2,235,468
	Atrion Corp.	1,722	1,042,516
*	Avid Bioservices, Inc.	36,482	688,415
*	Blueprint Medicines Corp.	42,143	3,249,225
*	Cara Therapeutics, Inc.	3,734	43,240
*	Cardiovascular Systems, Inc.	15,113	265,535
*	Catalyst Pharmaceuticals, Inc.	66,787	384,693
	Chemed Corp.	1,451	680,388
#*	Collegium Pharmaceutical, Inc.	32,619	582,249
#	CONMED Corp.	15,225	2,094,656
#»††	Contra Pfenex, Inc.	5,408	4,056
*	Corcept Therapeutics, Inc.	73,557	1,380,665
*	CorVel Corp.	20,184	3,554,806
*	Cross Country Healthcare, Inc.	31,126	669,520
#*	Denali Therapeutics, Inc.	59,628	2,040,470
*	Eagle Pharmaceuticals, Inc.	8,139	373,906
	Encompass Health Corp.	15,723	975,455
	Ensign Group, Inc.	47,396	3,575,080
#*	Evolent Health, Inc., Class A	65,240	1,546,840
*	Exelixis, Inc.	35,078	634,912
*	Glaukos Corp.	417	22,201
*	Globus Medical, Inc., Class A	7,793	520,027
*	Haemonetics Corp.	34,660	1,675,811
*	Halozyme Therapeutics, Inc.	87,904	3,042,357
*	Hanger, Inc.	36,809	667,347
#*	Harmony Biosciences Holdings, Inc.	29,190	1,046,753
*	Harvard Bioscience, Inc.	33,977	197,746
#*	Heska Corp.	6,210	854,372
*	ICU Medical, Inc.	8,020	1,711,147
*	InfuSystem Holdings, Inc.	16,333	246,628
*	Innoviva, Inc.	64,844	1,039,449
*	Integra LifeSciences Holdings Corp.	58,014	3,755,826
*	iRadimed Corp.	1,300	51,766
*	Ironwood Pharmaceuticals, Inc.	127,440	1,420,956
*	Joint Corp.	16,468	889,931
*	Lantheus Holdings, Inc.	52,771	1,340,911
	LeMaitre Vascular, Inc.	21,356	903,572
*	Lexicon Pharmaceuticals, Inc.	14,078	44,627
*	LHC Group, Inc.	7,529	934,349
*	Ligand Pharmaceuticals, Inc.	1,437	179,093
*	MEDNAX, Inc.	75,629	1,849,129
*	Medpace Holdings, Inc.	35,599	6,317,399
*	Merit Medical Systems, Inc.	51,387	2,849,409
#	Mesa Laboratories, Inc.	2,467	701,442
*	ModivCare, Inc.	13,661	1,583,720
	National Research Corp.	23,393	973,149
*	Neogen Corp.	76,615	2,794,149
*	NuVasive, Inc.	49,305	2,564,353
*	Omnicell, Inc.	14,794	2,221,171
*	Opiant Pharmaceuticals, Inc.	1,905	47,606
*	Option Care Health, Inc.	111,272	2,600,427
#*	Organogenesis Holdings, Inc.	28,742	221,026
#*	OrthoPediatrics Corp.	9,952	470,630
	Owens & Minor, Inc.	76,867	3,235,332
*	Pacira BioSciences, Inc.	38,115	2,392,479
	Patterson Cos., Inc.	95,709	2,745,891
*	Pennant Group, Inc.	22,373	371,839

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Phibro Animal Health Corp., Class A	18,532	$357,668
*	Prothena Corp. PLC	3,020	102,922
*	Quidel Corp.	18,166	1,877,638
*	R1 RCM, Inc.	213,310	5,072,512
*	RadNet, Inc.	59,070	1,521,053
	Select Medical Holdings Corp.	123,351	2,865,444
#*	Semler Scientific, Inc.	1,124	85,053
#*	SIGA Technologies, Inc.	53,496	348,259
#*	Surgery Partners, Inc.	51,885	2,213,933
*	Surmodics, Inc.	14,300	653,224
*	Tenet Healthcare Corp.	39,915	2,958,500
*	Tivity Health, Inc.	48,626	1,237,045
#	U.S. Physical Therapy, Inc.	13,774	1,332,910
	Utah Medical Products, Inc.	3,464	325,858
*	Vocera Communications, Inc.	1,305	103,108
#*	Xencor, Inc.	39,313	1,351,188
TOTAL HEALTH CARE			114,864,349
INDUSTRIALS — (22.1%)
	AAON, Inc.	51,840	3,330,720
	Acuity Brands, Inc.	440	84,273
#	Advanced Drainage Systems, Inc.	17,397	1,967,427
#	Aerojet Rocketdyne Holdings, Inc.	76,717	2,960,509
*	AeroVironment, Inc.	21,565	1,227,480
	Alamo Group, Inc.	9,814	1,382,302
	Albany International Corp., Class A	29,048	2,431,608
*	Allegiant Travel Co.	9,326	1,666,183
	Allied Motion Technologies, Inc.	14,443	517,782
	Allison Transmission Holdings, Inc.	89,446	3,398,054
*	Alta Equipment Group, Inc.	3,076	41,926
*	Ameresco, Inc., Class A	18,426	932,540
	Applied Industrial Technologies, Inc.	29,231	2,864,053
	ArcBest Corp.	1,110	98,168
	Armstrong World Industries, Inc.	45,300	4,485,606
*	ASGN, Inc.	31,505	3,618,979
*	Atkore, Inc.	57,427	6,189,482
*	AZEK Co., Inc.	1,934	63,880
	Barrett Business Services, Inc.	5,141	329,024
*	BlueLinx Holdings, Inc.	1,180	84,535
	Brady Corp., Class A	35,840	1,860,813
	Brink's Co.	48,938	3,414,894
	BWX Technologies, Inc.	51,654	2,299,120
*	Casella Waste Systems, Inc., Class A	49,128	3,732,745
*	CBIZ, Inc.	3,200	123,616
*	Chart Industries, Inc.	213	25,958
*	Cimpress PLC	15,959	1,072,764
*	CIRCOR International, Inc.	8,200	227,714
*	Clean Harbors, Inc.	47,902	4,433,330
	Comfort Systems USA, Inc.	35,901	3,223,192
*	Construction Partners, Inc., Class A	36,054	946,057
	CRA International, Inc.	2,042	173,693
	Crane Co.	21,894	2,266,248
	CSW Industrials, Inc.	13,944	1,547,784
	Curtiss-Wright Corp.	310	41,165
#*	Daseke, Inc.	46,319	517,846
	Deluxe Corp.	32,924	991,012
*	DLH Holdings Corp.	1,421	26,658
	Donaldson Co., Inc.	982	54,658
	Douglas Dynamics, Inc.	20,022	731,404

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Dycom Industries, Inc.	7,333	$618,099
	EMCOR Group, Inc.	1,865	222,327
*	Energy Recovery, Inc.	23,853	467,042
	Enerpac Tool Group Corp.	49,539	884,271
*	Evoqua Water Technologies Corp.	116,876	4,733,478
	Exponent, Inc.	49,829	4,732,758
	Federal Signal Corp.	61,934	2,416,665
#*	Fluor Corp.	42,726	898,955
*	Forrester Research, Inc.	19,419	1,068,433
	Forward Air Corp.	25,727	2,734,780
*	Franklin Covey Co.	13,754	643,825
	Franklin Electric Co., Inc.	36,379	3,157,697
#*	FTI Consulting, Inc.	22,599	3,295,160
*	Gibraltar Industries, Inc.	23,202	1,271,470
	Global Industrial Co.	39,361	1,376,061
	Gorman-Rupp Co.	24,596	986,546
	H&E Equipment Services, Inc.	36,573	1,522,534
#	Healthcare Services Group, Inc.	44,764	814,257
	Helios Technologies, Inc.	26,551	2,034,603
	Herc Holdings, Inc.	26,530	4,256,738
*	Hexcel Corp.	948	49,457
	Hillenbrand, Inc.	10,402	483,485
	HNI Corp.	5,491	230,293
*	Huttig Building Products, Inc.	21,600	196,992
*	IAA, Inc.	1,659	76,198
*	IES Holdings, Inc.	17,612	868,272
	Insperity, Inc.	31,496	3,386,765
	ITT, Inc.	20,474	1,881,970
	John Bean Technologies Corp.	28,533	3,851,955
	Kadant, Inc.	10,542	2,203,067
	KBR, Inc.	1,473	63,928
	Kforce, Inc.	26,583	1,825,455
	Landstar System, Inc.	33,066	5,290,560
*	Lawson Products, Inc.	7,997	389,134
	Lincoln Electric Holdings, Inc.	8,275	1,057,876
	Lindsay Corp.	10,174	1,284,467
	Luxfer Holdings PLC	2,117	36,158
*	Masonite International Corp.	23,518	2,333,926
*	MasTec, Inc.	592	50,989
*	Mastech Digital, Inc.	600	10,620
	Matson, Inc.	21,885	2,137,289
*	Meritor, Inc.	23,219	535,198
	MSA Safety, Inc.	27,356	3,758,714
	MSC Industrial Direct Co., Inc., Class A	37,066	3,026,068
	Mueller Industries, Inc.	15,649	808,427
	Mueller Water Products, Inc., Class A	162,317	2,085,773
*	MYR Group, Inc.	14,350	1,349,330
*	NV5 Global, Inc.	4,528	473,584
#	Omega Flex, Inc.	9,245	1,312,420
*	PAM Transportation Services, Inc.	3,961	276,597
	Pitney Bowes, Inc.	175,700	1,082,312
*	RBC Bearings, Inc.	4,779	862,466
*	RCM Technologies, Inc.	3,400	23,324
	Regal Rexnord Corp.	20,010	3,171,185
*	Saia, Inc.	23,318	6,628,841
	Science Applications International Corp.	32,543	2,669,502
	Shyft Group, Inc.	35,536	1,490,380
	Simpson Manufacturing Co., Inc.	38,477	4,339,821
*	SiteOne Landscape Supply, Inc.	18,793	3,384,995

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SP Plus Corp.	5,683	$160,147
*	SPX Corp.	48,787	2,545,706
	SPX FLOW, Inc.	500	43,100
#	Tecnoglass, Inc.	32,155	662,393
	Tennant Co.	19,046	1,469,780
	Terex Corp.	15,032	627,135
	Tetra Tech, Inc.	34,596	4,815,417
*	Titan International, Inc.	7,514	73,261
#*	TPI Composites, Inc.	33,792	407,869
*	Transcat, Inc.	7,644	725,492
*	TriNet Group, Inc.	58,213	4,959,748
	UFP Industries, Inc.	774	61,812
	Valmont Industries, Inc.	15,121	3,284,735
*	Vicor Corp.	18,479	1,743,124
	Watts Water Technologies, Inc., Class A	19,595	3,002,150
*	Welbilt, Inc.	67,066	1,592,817
	Woodward, Inc.	15,132	1,668,606
	Zurn Water Solutions Corp.	96,553	2,948,729
TOTAL INDUSTRIALS			199,300,715
INFORMATION TECHNOLOGY — (19.6%)
	A10 Networks, Inc.	77,498	1,146,970
*	ACI Worldwide, Inc.	98,320	3,379,258
#*	ACM Research, Inc., Class A	4,275	340,504
	Advanced Energy Industries, Inc.	36,397	3,136,693
*	Alarm.com Holdings, Inc.	25,930	1,933,600
*	Alpha & Omega Semiconductor Ltd.	700	31,521
*	Ambarella, Inc.	13,069	1,831,620
	American Software, Inc., Class A	28,472	654,571
#*	Appfolio, Inc., Class A	7,497	864,104
#*	Avaya Holdings Corp.	79,051	1,440,309
*	Axcelis Technologies, Inc.	17,594	1,101,560
	Badger Meter, Inc.	35,327	3,574,033
	Belden, Inc.	6,930	387,733
*	Blackbaud, Inc.	47,974	3,268,948
*	Bottomline Technologies De, Inc.	12,332	695,401
*	Box, Inc., Class A	72,141	1,885,044
*	Calix, Inc.	45,413	2,283,366
*	Cambium Networks Corp.	10,267	248,256
*	Cantaloupe, Inc.	3,937	33,071
*	Casa Systems, Inc.	95,279	422,086
	CDK Global, Inc.	40,150	1,725,245
#*	Cerence, Inc.	16,231	1,030,506
*	CEVA, Inc.	20,089	756,753
*	ChannelAdvisor Corp.	12,161	257,084
*	Cirrus Logic, Inc.	45,006	4,025,337
*	Clearfield, Inc.	12,807	825,667
	CMC Materials, Inc.	17,936	3,244,264
*	Cognyte Software Ltd.	37,147	403,045
*	Coherent, Inc.	17,077	4,414,063
*	CommScope Holding Co., Inc.	186,858	1,754,597
*	CommVault Systems, Inc.	30,310	2,044,713
*	Consensus Cloud Solutions, Inc.	14,019	794,877
	CSG Systems International, Inc.	35,046	1,989,561
*	CyberOptics Corp.	6,798	255,333
*	Diodes, Inc.	40,828	3,788,430
*	Duck Creek Technologies, Inc.	13,553	346,279
*	eGain Corp.	30,963	319,848
#*	Envestnet, Inc.	23,414	1,731,231

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Euronet Worldwide, Inc.	50	$6,694
	EVERTEC, Inc.	75,014	3,273,611
*	ExlService Holdings, Inc.	32,295	3,892,193
*	Extreme Networks, Inc.	79,613	1,010,289
*	Fabrinet	38,187	4,321,241
*	FARO Technologies, Inc.	16,907	918,219
*	FormFactor, Inc.	76,625	3,274,952
	Hackett Group, Inc.	32,838	628,519
*	Harmonic, Inc.	98,571	1,060,624
*	I3 Verticals, Inc., Class A	9,040	209,186
*	Ichor Holdings Ltd.	4,241	179,903
*	Identiv, Inc.	953	18,412
	Information Services Group, Inc.	2,862	18,489
*	Innodata, Inc.	22,190	125,817
*	International Money Express, Inc.	6,512	104,257
*	Itron, Inc.	32,309	2,003,158
	Jabil, Inc.	43,246	2,659,197
	Kulicke & Soffa Industries, Inc.	49,298	2,696,108
*	Lattice Semiconductor Corp.	77,940	4,303,847
	Littelfuse, Inc.	11,347	3,063,350
#*	Lumentum Holdings, Inc.	10,918	1,107,959
#*	Luna Innovations, Inc.	29,586	215,682
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,093,859
	Maximus, Inc.	39,086	3,022,129
*	MaxLinear, Inc.	49,236	2,955,145
*	Mimecast Ltd.	51,066	4,070,471
#*	Mitek Systems, Inc.	40,669	665,752
*	N-Able, Inc.	2,063	23,023
#*	Napco Security Technologies, Inc.	44,416	923,409
	National Instruments Corp.	50,890	2,097,686
*	NCR Corp.	123,381	4,695,881
*	nLight, Inc.	21,832	451,704
*	Novanta, Inc.	32,661	4,510,484
	NVE Corp.	4,345	268,825
*	OSI Systems, Inc.	18,589	1,541,772
*	PDF Solutions, Inc.	26,420	785,467
*	Perficient, Inc.	32,190	3,374,156
*	PFSweb, Inc.	28,690	335,386
	Power Integrations, Inc.	30,703	2,478,039
	Progress Software Corp.	48,759	2,219,022
*	Qualys, Inc.	38,512	4,934,928
#*	Rambus, Inc.	8,848	223,412
*	Rogers Corp.	7,209	1,967,697
#*	Sabre Corp.	9,919	90,759
#	Sapiens International Corp. NV	35,059	1,116,279
*	Semtech Corp.	17,579	1,249,867
#*	ShotSpotter, Inc.	8,328	219,609
*	Silicon Laboratories, Inc.	18,511	3,057,832
#*	SMART Global Holdings, Inc.	22,580	1,295,189
*	SPS Commerce, Inc.	13,135	1,626,770
	Switch, Inc., Class A	110,252	2,825,759
*	Synaptics, Inc.	27,127	5,706,164
*	Teradata Corp.	103,961	4,193,787
	TTEC Holdings, Inc.	45,852	3,672,287
#*	Tucows, Inc., Class A	852	67,308
#*	Turtle Beach Corp.	13,167	267,553
*	Verint Systems, Inc.	19,865	1,019,670
#*	Verra Mobility Corp.	161,926	2,564,908
*	Viavi Solutions, Inc.	211,010	3,473,225

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vonage Holdings Corp.	194,881	$4,061,320
	Vontier Corp.	55,038	1,547,118
*	WEX, Inc.	309	49,743
TOTAL INFORMATION TECHNOLOGY			176,200,582
MATERIALS — (6.6%)
#*	Allegheny Technologies, Inc.	58,647	1,072,654
*	Alpha Metallurgical Resources, Inc.	7,204	455,509
*	Axalta Coating Systems Ltd.	82,284	2,436,429
	Balchem Corp.	19,287	2,834,032
#*	Bioceres Crop Solutions Corp.	1,438	18,205
	Cabot Corp.	59,523	3,273,170
*	Century Aluminum Co.	42,401	650,431
	Chase Corp.	8,970	851,074
	Chemours Co.	142,303	4,654,731
#	Compass Minerals International, Inc.	32,650	1,743,510
	Eagle Materials, Inc.	34,414	5,019,282
*	Ferro Corp.	88,004	1,918,487
*	Forterra, Inc.	4,285	100,569
	Graphic Packaging Holding Co.	249,088	4,710,254
	Hawkins, Inc.	282	10,524
*	Ingevity Corp.	41,948	2,764,793
#*	Livent Corp.	140,543	3,233,894
	Louisiana-Pacific Corp.	89,528	5,948,240
*	LSB Industries, Inc.	17,535	170,440
	Myers Industries, Inc.	38,193	690,148
	NewMarket Corp.	4,954	1,674,799
*	O-I Glass, Inc.	169,851	2,260,717
	Olin Corp.	5,482	277,773
	Orion Engineered Carbons SA	23,843	407,715
#	Quaker Chemical Corp.	891	186,371
#*	Ranpak Holdings Corp.	35,862	963,253
	Ryerson Holding Corp.	37,471	768,156
	Sensient Technologies Corp.	31,054	2,631,516
	Silgan Holdings, Inc.	90,412	4,048,649
	Sonoco Products Co.	16,721	947,077
	Tredegar Corp.	24,300	285,525
	Trinseo PLC	24,116	1,291,171
	Valvoline, Inc.	21,700	714,798
TOTAL MATERIALS			59,013,896
REAL ESTATE — (0.9%)
#*	Cushman & Wakefield PLC	115,583	2,426,087
	Douglas Elliman, Inc.	8,313	64,509
#	eXp World Holdings, Inc.	6,248	169,571
*	Marcus & Millichap, Inc.	8,765	410,290
	Newmark Group, Inc., Class A	148,155	2,268,253
	RMR Group, Inc., Class A	11,457	366,738
	St. Joe Co.	47,149	2,287,198
TOTAL REAL ESTATE			7,992,646
TOTAL COMMON STOCKS			853,701,177

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	$71,217
TOTAL INVESTMENT SECURITIES (Cost $580,070,989)		853,772,394

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	1,962,740	1,962,740
SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	3,824,922	44,250,526
TOTAL INVESTMENTS — (100.0%)
(Cost $626,279,320)^^			$899,985,660
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,849,272	—	—	$21,849,272
Consumer Discretionary	150,904,452	—	—	150,904,452
Consumer Staples	49,510,962	—	—	49,510,962
Energy	12,411,824	—	—	12,411,824
Financials	61,652,479	—	—	61,652,479
Health Care	114,860,293	—	$4,056	114,864,349
Industrials	199,300,715	—	—	199,300,715
Information Technology	176,200,582	—	—	176,200,582
Materials	59,013,896	—	—	59,013,896
Real Estate	7,992,646	—	—	7,992,646
Preferred Stocks
Communication Services	71,217	—	—	71,217
Temporary Cash Investments	1,962,740	—	—	1,962,740
Securities Lending Collateral	—	$44,250,526	—	44,250,526
TOTAL	$855,731,078	$44,250,526	$4,056^	$899,985,660

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
	ALS Ltd.	36,559	$306,908
	ARB Corp. Ltd.	2,178	71,763
	Aristocrat Leisure Ltd.	13,172	381,827
#	BHP Group Ltd.	237,336	7,575,246
#	BHP Group Ltd., Sponsored ADR	42,605	2,709,678
	Brambles Ltd.	256,318	1,760,917
	Breville Group Ltd.	3,569	72,687
	Carsales.com Ltd.	44,676	706,652
	Cochlear Ltd.	944	129,453
	Coles Group Ltd.	143,315	1,646,503
	Computershare Ltd.	55,754	772,840
	CSL Ltd.	31,266	5,791,795
	Domino's Pizza Enterprises Ltd.	11,260	830,574
	Eagers Automotive Ltd.	12,856	117,102
	Endeavour Group Ltd.	92,303	412,282
	Evolution Mining Ltd.	89,125	223,920
	Fortescue Metals Group Ltd.	60,187	845,152
	IDP Education Ltd.	4,273	89,316
	Iluka Resources Ltd.	8,195	60,937
	James Hardie Industries PLC	57,493	1,934,940
	JB Hi-Fi Ltd.	26,500	867,063
	Macquarie Group Ltd.	201	26,273
#	Magellan Financial Group Ltd.	17,669	235,102
	Medibank Pvt Ltd.	262,281	574,729
	Metcash Ltd.	101,869	285,895
	Mineral Resources Ltd.	27,873	1,107,699
	Nine Entertainment Co. Holdings Ltd.	109,493	204,340
	OZ Minerals Ltd.	3,032	52,596
	Premier Investments Ltd.	2,875	58,989
#	Pro Medicus Ltd.	6,642	214,496
	Ramsay Health Care Ltd.	32,804	1,463,584
	REA Group Ltd.	4,380	453,754
	Sonic Healthcare Ltd.	4,530	121,994
	Steadfast Group Ltd.	51,461	169,345
	Telstra Corp. Ltd.	430,771	1,197,509
	Wesfarmers Ltd.	66,689	2,488,334
	Woolworths Group Ltd.	92,303	2,251,682
TOTAL AUSTRALIA			38,213,876
AUSTRIA — (0.2%)
	OMV AG	14,084	862,003
#	Verbund AG	1,742	184,495
TOTAL AUSTRIA			1,046,498
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	27,797	1,752,353
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	113,211
#	Etablissements Franz Colruyt NV	6,221	252,695
	Solvay SA	5,725	689,801
	UCB SA	9,588	954,056
	Umicore SA	35,303	1,336,418
TOTAL BELGIUM			5,098,534

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.8%)
#	Agnico Eagle Mines Ltd.	32,349	$1,545,635
	Alimentation Couche-Tard, Inc.	78,133	3,151,382
*	Bausch Health Cos., Inc.	18,560	456,019
#	BCE, Inc.	11,285	589,609
#	Brookfield Asset Management, Inc., Class A	25,365	1,397,612
*	CAE, Inc.	22,140	559,035
	Canadian National Railway Co.	41,022	4,993,198
#	Canadian Natural Resources Ltd.	4,979	253,531
	Canadian Pacific Railway Ltd.	44,040	3,144,951
#	Canadian Tire Corp. Ltd., Class A	8,326	1,202,117
	CCL Industries, Inc., Class B	18,613	973,150
*	CGI, Inc.	27,129	2,316,132
	Constellation Software, Inc.	3,145	5,416,753
*	Descartes Systems Group, Inc.	2,513	182,871
	Dollarama, Inc.	31,434	1,621,961
	Empire Co. Ltd., Class A	31,487	971,498
	Finning International, Inc.	10,500	292,743
	FirstService Corp.	5,714	911,120
#	Franco-Nevada Corp.	4,144	548,081
	George Weston Ltd.	11,782	1,284,837
	Gildan Activewear, Inc.	16,834	670,498
	Intact Financial Corp.	10,378	1,406,131
#	Keyera Corp.	12,300	289,417
	Kirkland Lake Gold Ltd.	31,374	1,181,817
	Loblaw Cos. Ltd.	25,231	1,946,587
	Magna International, Inc.	30,200	2,434,264
	Metro, Inc.	22,140	1,184,195
	National Bank of Canada	18,040	1,443,314
	Northland Power, Inc.	22,068	639,046
#	Open Text Corp.	40,498	1,938,247
	Pan American Silver Corp.	8,900	192,612
#	Parkland Corp.	3,085	82,030
	Quebecor, Inc., Class B	26,710	631,635
#	Restaurant Brands International, Inc.	21,013	1,175,545
	Ritchie Bros Auctioneers, Inc.	8,111	494,391
	Rogers Communications, Inc.,Class B	51,585	2,616,324
	Royal Bank of Canada	13,699	1,562,163
	Shaw Communications, Inc., Class B	52,573	1,567,201
	Stantec, Inc.	9,227	489,460
#	TC Energy Corp.	43,377	2,240,360
	TFI International, Inc.	8,581	825,995
#	Thomson Reuters Corp.	10,296	1,105,379
	TMX Group Ltd.	2,000	203,454
	Toromont Industries Ltd.	12,204	1,030,065
	Waste Connections, Inc.	9,347	1,165,585
#	Wheaton Precious Metals Corp.	15,819	637,822
	WSP Global, Inc.	13,738	1,831,877
TOTAL CANADA			62,797,649
DENMARK — (2.4%)
	Coloplast AS, Class B	7,523	1,094,011
	Novo Nordisk AS, Class B	146,610	14,583,040
TOTAL DENMARK			15,677,051
FINLAND — (1.1%)
	Elisa Oyj	23,831	1,399,876
	Kesko Oyj, Class A	19,425	558,581
	Kesko Oyj, Class B	41,843	1,321,535

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kone Oyj, Class B	26,054	$1,687,365
	Metso Outotec Oyj	44,583	478,135
	Neste Oyj	29,406	1,326,197
TOTAL FINLAND			6,771,689
FRANCE — (10.5%)
	Air Liquide SA	31,945	5,464,487
*	Airbus SE	60,661	7,745,998
	BioMerieux	751	88,064
	Bureau Veritas SA	59,188	1,693,507
	Capgemini SE	12,866	2,892,487
	Danone SA	3,073	191,605
	Dassault Systemes SE	4,908	237,343
	Eurofins Scientific SE	27,879	2,799,131
Ω	Euronext NV	3,124	301,192
	Hermes International	2,935	4,406,665
	Ipsen SA	7,521	731,799
	Kering SA	6,880	5,137,742
Ω	La Francaise des Jeux SAEM	4,232	175,220
	Legrand SA	35,691	3,632,381
	L'Oreal SA	2,284	975,603
	LVMH Moet Hennessy Louis Vuitton SE	22,088	18,142,580
	Sartorius Stedim Biotech	3,652	1,601,443
	SEB SA	4,309	653,977
	Sodexo SA	1,655	153,921
	STMicroelectronics NV	82,378	3,873,474
	STMicroelectronics NV	4,346	204,001
	Teleperformance	9,381	3,532,783
	Thales SA	18,476	1,704,364
#*	Ubisoft Entertainment SA	17,810	1,022,018
TOTAL FRANCE			67,361,785
GERMANY — (7.6%)
	Adidas AG	13,494	3,702,986
	Bechtle AG	10,275	616,936
	Brenntag SE	26,013	2,228,696
	Carl Zeiss Meditec AG	1,603	257,795
	Deutsche Boerse AG	21,981	3,907,175
	Deutsche Post AG	103,523	6,230,075
	Deutsche Telekom AG	347,287	6,556,423
	E.ON SE	375,949	5,185,265
	Fielmann AG	650	41,455
#Ω	Hapag-Lloyd AG	4,736	1,413,802
*	HelloFresh SE	19,519	1,299,589
	Infineon Technologies AG	81,170	3,370,807
	KION Group AG	12,151	1,123,400
	Knorr-Bremse AG	9,003	912,811
	Merck KGaA	6,392	1,401,755
	Nemetschek SE	9,226	852,779
	Puma SE	9,223	986,423
*	QIAGEN NV	1,755	86,837
	Rational AG	599	502,151
	SAP SE, Sponsored ADR	5,177	648,212
	SAP SE	31,288	3,925,430
Ω	Siemens Healthineers AG	10,945	703,350
	Symrise AG	13,281	1,587,071
	Wacker Chemie AG	1,034	150,902

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	Zalando SE	15,241	$1,209,646
TOTAL GERMANY			48,901,771
HONG KONG — (2.1%)
	AIA Group Ltd.	341,800	3,568,327
	Chow Tai Fook Jewellery Group Ltd.	240,800	423,079
	Hong Kong Exchanges & Clearing Ltd.	89,890	5,130,534
Ω	JS Global Lifestyle Co. Ltd.	114,500	182,977
	Man Wah Holdings Ltd.	120,400	186,137
	Prada SpA	68,400	418,255
	SITC International Holdings Co. Ltd.	108,000	411,650
	Techtronic Industries Co. Ltd.	171,500	2,829,766
	Xinyi Glass Holdings Ltd.	96,000	254,493
TOTAL HONG KONG			13,405,218
IRELAND — (0.6%)
	Kerry Group PLC, Class A	5,616	707,602
	Kingspan Group PLC	11,512	1,108,111
	Smurfit Kappa Group PLC	34,029	1,793,520
TOTAL IRELAND			3,609,233
ISRAEL — (0.4%)
*	Bezeq The Israeli Telecommunication Corp. Ltd.	98,235	169,105
#	Elbit Systems Ltd.	1,932	320,510
	ICL Group Ltd.	32,913	297,649
	Maytronics Ltd.	4,062	87,050
	Mizrahi Tefahot Bank Ltd.	4,216	162,980
#*	Nice Ltd., Sponsored ADR	1,919	491,379
*	Nova Ltd.	1,973	230,905
	Shapir Engineering & Industry Ltd.	10,838	104,568
*	Shikun & Binui Ltd.	23,045	148,933
	Strauss Group Ltd.	4,186	138,870
*	Tower Semiconductor Ltd.	14,320	493,190
TOTAL ISRAEL			2,645,139
ITALY — (1.8%)
	Amplifon SpA	15,064	640,312
	CNH Industrial NV	61,000	929,768
	DiaSorin SpA	1,542	237,717
	Enel SpA	312,320	2,403,801
	Ferrari NV	13,404	3,093,013
	FinecoBank Banca Fineco SpA	12,945	217,635
*	Iveco Group NV	27,288	290,321
	Moncler SpA	29,895	1,918,648
	Recordati Industria Chimica e Farmaceutica SpA	11,853	664,011
	Snam SpA	132,029	739,848
	Stellantis NV	9,300	179,397
TOTAL ITALY			11,314,471
JAPAN — (19.8%)
	Advantest Corp.	30,600	2,604,444
	Aeon Co. Ltd.	55,400	1,262,408
	Ajinomoto Co., Inc.	31,300	873,317
	Anritsu Corp.	13,500	186,420
	As One Corp.	400	19,819
	Asahi Intecc Co. Ltd.	21,900	373,635

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Asics Corp.	7,900	$153,383
Bandai Namco Holdings, Inc.	14,200	998,092
BayCurrent Consulting, Inc.	1,600	607,230
Benefit One, Inc.	11,300	343,671
Calbee, Inc.	8,400	193,349
Capcom Co. Ltd.	24,400	589,034
Chugai Pharmaceutical Co. Ltd.	40,100	1,302,439
Cosmos Pharmaceutical Corp.	2,400	299,723
Create SD Holdings Co. Ltd.	2,400	64,774
CyberAgent, Inc.	77,600	904,832
Daifuku Co. Ltd.	7,751	538,111
Daikin Industries Ltd.	14,000	2,939,217
Daito Trust Construction Co. Ltd.	16,300	1,869,065
Disco Corp.	1,400	384,935
DMG Mori Co. Ltd.	800	12,694
Fancl Corp.	6,800	173,186
Fast Retailing Co. Ltd.	5,000	2,942,324
Food & Life Cos. Ltd.	18,400	551,302
FP Corp.	7,800	250,536
Fuji Electric Co. Ltd.	3,700	197,751
Fuji Kyuko Co. Ltd.	1,799	64,568
Fujitsu General Ltd.	6,000	121,758
Fujitsu Ltd.	20,500	2,710,066
GMO internet, Inc.	13,800	295,259
GMO Payment Gateway, Inc.	7,700	675,689
Goldwin, Inc.	3,500	181,671
Hakuhodo DY Holdings, Inc.	28,200	431,960
Hamamatsu Photonics KK	5,000	255,806
Hikari Tsushin, Inc.	1,629	195,586
Hitachi Ltd.	11,800	613,317
Hitachi Transport System Ltd.	4,700	215,486
Hoya Corp.	21,900	2,839,737
Infomart Corp.	6,800	39,521
Information Services International-Dentsu Ltd.	1,800	56,117
Internet Initiative Japan, Inc.	8,900	294,751
Ito En Ltd.	8,100	436,299
Itochu Techno-Solutions Corp.	7,400	201,873
Japan Exchange Group, Inc.	56,900	1,170,481
Japan Tobacco, Inc.	64,600	1,289,731
Justsystems Corp.	4,500	194,770
Kakaku.com, Inc.	23,100	478,437
Kao Corp.	44,000	2,198,748
Katitas Co. Ltd.	7,700	234,858
KDDI Corp.	199,200	6,364,182
Keyence Corp.	800	410,338
Kikkoman Corp.	10,600	801,232
Kirin Holdings Co. Ltd.	6,100	97,772
Kobayashi Pharmaceutical Co. Ltd.	300	23,362
Kobe Bussan Co. Ltd.	21,000	653,717
Koito Manufacturing Co. Ltd.	3,400	170,716
Konami Holdings Corp.	9,800	528,316
Kubota Corp.	10,600	227,323
Kurita Water Industries Ltd.	4,500	182,986
Kusuri no Aoki Holdings Co. Ltd.	3,000	178,959
Lasertec Corp.	13,600	3,050,988
Lawson, Inc.	12,800	561,012
M3, Inc.	25,000	961,165
MatsukiyoCocokara & Co.	2,500	85,570
McDonald's Holdings Co. Japan Ltd.	7,600	331,895

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	16,300	$1,016,820
	Menicon Co. Ltd.	2,800	62,134
	Minebea Mitsumi, Inc.	66,900	1,637,082
	MISUMI Group, Inc.	18,300	593,686
#	Mitsui High-Tec, Inc.	1,200	88,812
#	MonotaRO Co. Ltd.	46,200	759,103
	Murata Manufacturing Co. Ltd.	33,400	2,511,121
	NET One Systems Co. Ltd.	10,800	256,357
	Nichirei Corp.	18,700	430,313
	Nidec Corp.	5,600	496,327
	Nifco, Inc.	6,500	189,222
	Nihon M&A Center, Inc.	53,000	834,390
	Nihon Unisys Ltd.	16,800	441,971
	Nintendo Co. Ltd.	8,600	4,214,356
	Nippon Sanso Holdings Corp.	32,400	643,424
	Nippon Yusen KK	7,700	603,629
	Nissan Chemical Corp.	18,200	987,501
	Nissin Foods Holdings Co. Ltd.	2,900	205,705
	Nitori Holdings Co. Ltd.	4,400	630,355
	NOF Corp.	2,200	100,738
	Nomura Research Institute Ltd.	22,130	774,680
	NS Solutions Corp.	2,000	56,877
	NTT Data Corp.	67,000	1,284,439
	Obic Co. Ltd.	1,300	214,788
	Olympus Corp.	102,000	2,282,459
	Ono Pharmaceutical Co. Ltd.	3,100	75,180
	Open House Group Co. Ltd.	14,200	735,179
	Oracle Corp.	4,400	329,078
	Otsuka Corp.	12,800	519,383
	Pan Pacific International Holdings Corp.	48,900	658,137
*	Park24 Co. Ltd.	23,500	355,490
#*	PeptiDream, Inc.	2,700	48,472
	Persol Holdings Co. Ltd.	41,500	1,071,355
	Pigeon Corp.	18,600	362,545
	Rakus Co. Ltd.	4,700	94,679
	Recruit Holdings Co. Ltd.	86,000	4,250,858
	Relo Group, Inc.	18,500	333,861
*	Renesas Electronics Corp.	130,700	1,500,019
	Rohto Pharmaceutical Co. Ltd.	7,500	207,122
	Ryohin Keikaku Co. Ltd.	43,700	627,504
	SCREEN Holdings Co. Ltd.	1,500	150,534
	SCSK Corp.	27,000	456,879
	Seria Co. Ltd.	4,500	113,244
	SG Holdings Co. Ltd.	19,000	403,337
	Sharp Corp.	56,233	625,092
*	SHIFT, Inc.	500	83,076
	Shimadzu Corp.	22,800	822,663
	Shimano, Inc.	2,800	627,878
	Shin-Etsu Chemical Co. Ltd.	18,400	3,078,491
	Shinko Electric Industries Co. Ltd.	6,300	289,915
	Ship Healthcare Holdings, Inc.	13,200	296,272
	Shiseido Co. Ltd.	14,100	711,260
	SHO-BOND Holdings Co. Ltd.	1,900	83,202
	Skylark Holdings Co. Ltd.	50,300	657,220
	SMS Co. Ltd.	13,000	357,404
	Softbank Corp.	167,600	2,101,010
	Sohgo Security Services Co. Ltd.	7,500	272,007
	Sony Group Corp.	110,200	12,327,905
	Square Enix Holdings Co. Ltd.	8,000	392,303

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co. Ltd.	3,600	$211,193
	SUMCO Corp.	53,900	993,705
	Sundrug Co. Ltd.	9,500	239,228
	Suntory Beverage & Food Ltd.	1,300	49,918
	Sysmex Corp.	13,500	1,285,077
	Taiyo Yuden Co. Ltd.	31,700	1,539,707
	TechnoPro Holdings, Inc.	20,100	514,201
	Terumo Corp.	20,900	762,930
	TIS, Inc.	23,700	623,326
	Toei Animation Co. Ltd.	600	45,469
	Tokyo Electron Ltd.	13,700	6,701,122
	Toshiba Corp.	3,800	157,358
	Toshiba TEC Corp.	7,100	267,522
	TOTO Ltd.	11,899	512,138
*	Trend Micro, Inc.	22,600	1,198,989
	Tsuruha Holdings, Inc.	5,500	442,994
	Unicharm Corp.	11,500	444,400
	USS Co. Ltd.	32,200	525,526
	Welcia Holdings Co. Ltd.	18,000	486,141
	West Holdings Corp.	2,900	87,135
#	Workman Co. Ltd.	2,000	88,324
	Yamato Holdings Co. Ltd.	13,500	287,472
	Yaoko Co. Ltd.	3,100	179,226
	Yaskawa Electric Corp.	16,600	695,048
	Zenkoku Hosho Co. Ltd.	9,400	420,726
	Zensho Holdings Co. Ltd.	16,600	399,668
	ZOZO, Inc.	24,900	663,521
TOTAL JAPAN			126,618,620
NETHERLANDS — (3.5%)
*Ω	Adyen NV	92	187,211
	ASML Holding NV	3,091	2,093,517
	ASML Holding NV	19,906	13,480,343
	Stellantis NV	31,556	608,944
	Wolters Kluwer NV	59,069	6,011,959
TOTAL NETHERLANDS			22,381,974
NEW ZEALAND — (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	25,917	476,835
	Mainfreight Ltd.	304	16,775
	Spark New Zealand Ltd.	249,144	712,086
TOTAL NEW ZEALAND			1,205,696
NORWAY — (0.8%)
	AF Gruppen ASA	3,894	83,633
	Aker BP ASA	20,482	709,685
	Atea ASA	13,621	230,681
	Bakkafrost P/F	2,735	188,547
	Borregaard ASA	11,395	268,012
	Equinor ASA	5,212	143,683
	Gjensidige Forsikring ASA	7,234	176,701
	Kongsberg Gruppen ASA	5,608	169,957
#	Mowi ASA	31,193	765,598
*	Nordic Semiconductor ASA	9,037	267,766
	Salmar ASA	3,163	215,664
Ω	Scatec ASA	5,020	74,145
	Telenor ASA	59,542	984,023
	Tomra Systems ASA	13,193	659,585

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Veidekke ASA	6,402	$95,692
TOTAL NORWAY			5,033,372
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	1,779	19,616
	Jeronimo Martins SGPS SA	14,536	349,315
TOTAL PORTUGAL			368,931
SINGAPORE — (0.6%)
	Dairy Farm International Holdings Ltd.	48,900	130,822
	DBS Group Holdings Ltd.	71,812	1,886,276
	Singapore Exchange Ltd.	121,500	840,995
	Singapore Technologies Engineering Ltd.	196,300	545,608
	Singapore Telecommunications Ltd.	41,400	75,218
	United Overseas Bank Ltd.	3,723	83,204
	Venture Corp. Ltd.	34,900	457,251
TOTAL SINGAPORE			4,019,374
SPAIN — (1.6%)
#	ACS Actividades de Construccion y Servicios SA	36,054	910,241
*Ω	Aena SME SA	4,387	708,863
*	Amadeus IT Group SA	2,236	153,748
Ω	Cellnex Telecom SA	15,908	721,358
	Endesa SA	39,134	876,154
	Ferrovial SA	20,155	560,069
	Grifols SA	30,104	530,864
#	Iberdrola SA	203,164	2,329,287
	Iberdrola SA	3,386	38,649
	Industria de Diseno Textil SA	61,458	1,863,984
	Telefonica SA	388,061	1,808,973
TOTAL SPAIN			10,502,190
SWEDEN — (2.8%)
	AAK AB	9,348	175,101
	AddLife AB, Class B	6,944	199,785
	AddTech AB, Class B	33,781	624,910
	Alfa Laval AB	10,049	339,467
	Arjo AB, Class B	12,295	122,875
	Assa Abloy AB, Class B	46,634	1,276,936
	Atlas Copco AB, Class A	63,342	3,748,962
	Atlas Copco AB, Class B	37,577	1,921,792
	Avanza Bank Holding AB	18,298	578,922
	Axfood AB	16,520	420,821
	Beijer Ref AB, Class B	25,206	439,945
#	Elekta AB, Class B	45,561	466,281
	Epiroc AB, Class A	38,561	822,858
	Epiroc AB, Class B	24,352	440,743
Ω	Evolution AB	1,357	168,834
	Getinge AB, Class B	14,730	575,878
	H & M Hennes & Mauritz AB, Class B	62,759	1,249,585
	Indutrade AB	25,983	646,399
	Kindred Group PLC	38,599	448,422
	Lifco AB, Class B	20,920	490,370
	Medicover AB, Class B	3,768	111,664
	Nibe Industrier AB, Class B	14,060	133,634
	Nolato AB, Class B	20,885	214,015
	Sandvik AB	13,380	352,356

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	3,210	$52,874
	Sweco AB, Class B	19,191	269,780
	Telefonaktiebolaget LM Ericsson, Class B	86,376	1,078,499
Ω	Thule Group AB	13,879	669,890
TOTAL SWEDEN			18,041,598
SWITZERLAND — (9.6%)
	EMS-Chemie Holding AG	124	125,424
	Geberit AG	5,082	3,452,864
	Givaudan SA	51	211,289
	Kuehne + Nagel International AG	13,649	3,854,299
#	Logitech International SA	19,929	1,661,879
	Nestle SA	80,928	10,450,903
	Partners Group Holding AG	2,289	3,191,318
	Roche Holding AG	2,118	872,185
	Roche Holding AG	54,937	21,260,572
	SGS SA	1,431	4,080,599
	Sika AG	30,158	10,551,503
	Sonova Holding AG	262	93,335
	Straumann Holding AG	89	147,480
	Temenos AG	14,830	1,777,595
TOTAL SWITZERLAND			61,731,245
UNITED KINGDOM — (13.6%)
	Admiral Group PLC	34,875	1,482,910
	Antofagasta PLC	5,605	101,962
	Ashtead Group PLC	91,718	6,560,403
	AstraZeneca PLC, Sponsored ADR	34,370	2,000,678
	AstraZeneca PLC	648	75,380
Ω	Auto Trader Group PLC	107,249	971,851
	B&M European Value Retail SA	103,256	790,695
	BAE Systems PLC	348,498	2,727,259
	Bunzl PLC	26,066	976,353
	Burberry Group PLC	61,566	1,561,864
	CNH Industrial NV	75,441	1,137,696
	Compass Group PLC	1,665	37,834
	Croda International PLC	2,490	268,942
	Diageo PLC, Sponsored ADR	25,948	5,292,095
	Diageo PLC	14,605	736,988
	Electrocomponents PLC	26,170	396,235
	Evraz PLC	83,618	568,069
	Experian PLC	123,602	5,162,594
	Ferguson PLC	24,257	3,815,327
*	Frasers Group PLC	12,699	126,144
	Games Workshop Group PLC	5,149	552,064
#	GlaxoSmithKline PLC, Sponsored ADR	172,845	7,746,913
	Hargreaves Lansdown PLC	46,044	835,962
	Hikma Pharmaceuticals PLC	5,157	144,876
	HomeServe PLC	29,783	306,984
	Howden Joinery Group PLC	88,429	975,587
	IMI PLC	14,858	331,969
	Imperial Brands PLC	190,420	4,514,830
#*	InterContinental Hotels Group PLC, ADR	6,985	465,504
	Intertek Group PLC	27,700	2,010,201
*	ITV PLC	223,671	342,138
	JD Sports Fashion PLC	386,490	991,025
	Next PLC	24,843	2,531,146
	Reckitt Benckiser Group PLC	18,556	1,503,446

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
# RELX PLC, Sponsored ADR	13,140	$402,478
RELX PLC	129,373	3,972,912
Rentokil Initial PLC	174,114	1,219,274
Rightmove PLC	159,472	1,405,505
Rio Tinto PLC	31,966	2,253,134
# Rio Tinto PLC, Sponsored ADR	43,071	3,075,269
Sage Group PLC	1,765	17,248
Softcat PLC	12,384	274,401
Spirax-Sarco Engineering PLC	7,219	1,301,266
SSE PLC	189,291	4,072,789
St. James's Place PLC	62,477	1,289,677
Unilever PLC, Sponsored ADR	182,457	9,376,465
Unilever PLC	712	36,513
TOTAL UNITED KINGDOM		86,740,855
TOTAL COMMON STOCKS		613,486,769
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Fuchs Petrolub SE	1,006	43,474
Sartorius AG	3,953	2,134,135
TOTAL GERMANY		2,177,609
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#* ACS Actividades de Construccion y Servicios SA Rights 02/02/22	36,054	18,057
TOTAL INVESTMENT SECURITIES (Cost $431,177,243)		615,682,435

			Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	2,076,912	24,027,795
TOTAL INVESTMENTS — (100.0%)
(Cost $455,202,080)^^			$639,710,230
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,972,116	$33,241,760	—	$38,213,876
Austria	—	1,046,498	—	1,046,498
Belgium	113,211	4,985,323	—	5,098,534
Canada	62,797,649	—	—	62,797,649
Denmark	—	15,677,051	—	15,677,051
Finland	—	6,771,689	—	6,771,689
France	204,001	67,157,784	—	67,361,785
Germany	719,527	48,182,244	—	48,901,771
Hong Kong	—	13,405,218	—	13,405,218
Ireland	—	3,609,233	—	3,609,233
Israel	924,758	1,720,381	—	2,645,139
Italy	2,228,940	9,085,531	—	11,314,471
Japan	—	126,618,620	—	126,618,620

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$13,871,004	$8,510,970	—	$22,381,974
New Zealand	—	1,205,696	—	1,205,696
Norway	—	5,033,372	—	5,033,372
Portugal	—	368,931	—	368,931
Singapore	—	4,019,374	—	4,019,374
Spain	—	10,502,190	—	10,502,190
Sweden	—	18,041,598	—	18,041,598
Switzerland	1,661,879	60,069,366	—	61,731,245
United Kingdom	28,359,402	58,381,453	—	86,740,855
Preferred Stocks
Germany	—	2,177,609	—	2,177,609
Rights/Warrants
Spain	—	18,057	—	18,057
Securities Lending Collateral	—	24,027,795	—	24,027,795
TOTAL	$115,852,487	$523,857,743	—	$639,710,230

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.4%)
#*	88 Energy Ltd.	664,823	$20,121
*	A-Cap Energy Ltd.	295,354	32,977
	Accent Group Ltd.	131,280	188,877
#	Adairs Ltd.	46,572	102,107
*	Alcidion Group Ltd.	211,373	36,094
*	Alkane Resources Ltd.	28,942	16,918
*	Alligator Energy Ltd.	1,171,868	50,925
*	Allkem Ltd.	43,781	285,087
	Altium Ltd.	1,516	38,755
#*	American Pacific Borates Ltd.	49,063	83,964
*	Antipa Minerals Ltd.	578,945	17,768
#	Appen Ltd.	14,348	99,053
	ARB Corp. Ltd.	19,348	637,497
#*	Archer Materials Ltd.	63,416	48,979
*	Ardent Leisure Group Ltd.	130,687	125,701
#*	Argosy Minerals Ltd.	360,077	86,953
*	Atomos Ltd.	46,258	28,149
	AUB Group Ltd.	19,547	322,801
#*	Audinate Group Ltd.	13,842	78,661
*	Aussie Broadband Ltd.	6,706	20,158
	Australian Ethical Investment Ltd.	25,309	166,921
	Australian Finance Group Ltd.	93,782	146,896
*	Australian Strategic Materials Ltd.	30,617	182,720
	Baby Bunting Group Ltd.	29,950	108,135
*	Bannerman Energy Ltd.	399,159	65,431
	Beacon Lighting Group Ltd.	26,106	50,113
*	Bellevue Gold Ltd.	244,927	135,318
	Blackmores Ltd.	4,784	277,835
	Breville Group Ltd.	25,606	521,500
	BSA Ltd.	40,239	6,288
*	Calix Ltd.	18,956	68,593
*	Capricorn Metals Ltd.	105,142	236,057
	Carsales.com Ltd.	9,987	157,967
#*	Catapult Group International Ltd.	34,156	33,693
*	Champion Iron Ltd.	10,063	46,491
#*	City Chic Collective Ltd.	52,454	184,450
	Class Ltd.	11,009	19,909
	Clinuvel Pharmaceuticals Ltd.	11,891	194,369
#	Clover Corp. Ltd.	46,760	50,347
*	Cobalt Blue Holdings Ltd.	58,643	24,185
	Codan Ltd.	29,274	188,526
#*	Cogstate Ltd.	6,282	7,623
	Collins Foods Ltd.	35,861	299,130
#*	Core Lithium Ltd.	504,124	273,975
*	Corporate Travel Management Ltd.	37,045	552,403
#	Credit Corp. Group Ltd.	19,077	460,297
	Data#3 Ltd.	47,477	186,090
#*	De Grey Mining Ltd.	269,497	218,346
#*	Deep Yellow Ltd.	77,008	41,473
	Deterra Royalties Ltd.	93,166	284,221
#	Dicker Data Ltd.	15,454	139,992
	Domain Holdings Australia Ltd.	76,526	257,179
#*	Dreadnought Resources Ltd.	461,580	11,858
	Eagers Automotive Ltd.	50,832	463,017
#*	Ecograf Ltd.	40,823	18,021

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	14,488	$10,973
#*	EML Payments Ltd.	11,907	25,354
*	Energy Resources of Australia Ltd.	44,404	10,047
*	European Lithium Ltd.	314,444	25,959
*	Experience Co. Ltd.	86,372	19,801
*	Freelancer Ltd.	12,946	5,879
*	Frontier Digital Ventures Ltd.	27,890	27,922
#*	Galan Lithium Ltd.	71,154	78,200
*	Genetic Signatures Ltd.	10,079	9,810
	Gold Road Resources Ltd.	233,982	222,765
	GR Engineering Services Ltd.	8,809	13,003
	GUD Holdings Ltd.	31,105	272,120
	Hansen Technologies Ltd.	41,024	142,340
	Healthia Ltd.	6,773	9,600
	HUB24 Ltd.	18,617	362,774
	Imdex Ltd.	144,958	303,259
	Infomedia Ltd.	146,416	155,836
#	Inghams Group Ltd.	134,414	312,925
	Integral Diagnostics Ltd.	74,978	219,683
	InvoCare Ltd.	33,241	263,957
*	ioneer Ltd.	425,132	200,411
	IPH Ltd.	62,554	362,970
	IRESS Ltd.	47,503	384,291
*	Janison Education Group Ltd.	25,371	22,549
	Johns Lyng Group Ltd.	52,159	285,408
	Jumbo Interactive Ltd.	9,248	117,624
	Kelsian Group Ltd.	2,467	12,314
#	Kogan.com Ltd.	30,944	136,648
#*	Legend Mining Ltd.	253,045	12,721
#*	Lepidico Ltd.	1,828,071	48,871
#	Lifestyle Communities Ltd.	25,272	302,914
*	Lithium Power International Ltd.	92,807	45,121
	Lovisa Holdings Ltd.	15,666	197,580
	MA Financial Group Ltd.	20,277	122,192
#*	Mach7 Technologies Ltd.	30,726	17,770
*	Macquarie Telecom Group Ltd.	2,231	98,181
	McMillan Shakespeare Ltd.	20,277	161,692
#*	Medical Developments International Ltd.	7,764	25,977
*	Megaport Ltd.	48,172	463,404
*	Metals X Ltd.	36,340	12,970
	Metcash Ltd.	200,302	562,146
*	Mincor Resources NL	38,370	44,323
#*	Musgrave Minerals Ltd.	144,300	30,294
#*	Nanosonics Ltd.	86,878	315,784
#*	Nearmap Ltd.	204,335	195,972
#*	Neometals Ltd.	110,978	104,991
	Netwealth Group Ltd.	29,706	321,732
	nib holdings Ltd.	121,085	534,238
	Nick Scali Ltd.	25,865	249,596
	NICO Resources Ltd.	1,001	336
#*	Novonix Ltd.	11,147	60,115
	Objective Corp. Ltd.	4,781	54,415
*	OFX Group Ltd.	67,593	110,565
#*	Omni Bridgeway Ltd.	31,708	73,332
	Orora Ltd.	244,094	600,997
	Over the Wire Holdings Ltd.	4,954	18,779
*	Paladin Energy Ltd.	555,581	289,709
	PeopleIN Ltd.	19,192	55,253
	Pinnacle Investment Management Group Ltd.	19,711	159,101

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management Ltd.	71,391	$125,507
*	Poseidon Nickel Ltd.	174,310	12,203
*	PPK Group Ltd.	7,132	36,302
#*	Praemium Ltd.	142,921	128,342
	Premier Investments Ltd.	17,037	349,562
	Pro Medicus Ltd.	9,955	321,486
	PSC Insurance Group Ltd.	17,007	55,755
	PWR Holdings Ltd.	19,490	109,863
*	ReadyTech Holdings Ltd.	18,559	43,574
#*	Redbubble Ltd.	72,556	92,377
#	Regis Healthcare Ltd.	24,087	30,046
#*	Renascor Resources Ltd.	268,937	40,648
*	RPMGlobal Holdings Ltd.	60,700	82,031
#*	Rumble Resources Ltd.	53,555	16,400
*	Seven West Media Ltd.	285,596	126,785
	SmartGroup Corp. Ltd.	47,938	243,654
*	Strike Energy Ltd.	290,776	44,454
	Symbio Holdings Ltd.	10,267	42,228
	Technology One Ltd.	75,404	564,098
#*	Temple & Webster Group Ltd.	28,945	175,803
#*	Tyro Payments Ltd.	65,264	104,733
*	Uniti Group Ltd.	123,029	367,485
*	West African Resources Ltd.	253,101	200,674
*	Whispir Ltd.	21,667	34,887
TOTAL AUSTRALIA			21,055,304
AUSTRIA — (1.5%)
	ANDRITZ AG	32,842	1,747,311
	AT&S Austria Technologie & Systemtechnik AG	13,042	607,447
*	DO & Co. AG	650	67,002
	Mayr Melnhof Karton AG	478	92,996
#	Oesterreichische Post AG	9,886	414,953
	Palfinger AG	4,328	147,902
	Rosenbauer International AG	293	14,671
	Telekom Austria AG	51,084	441,870
	Wienerberger AG	35,583	1,288,355
TOTAL AUSTRIA			4,822,507
BELGIUM — (1.3%)
	Barco NV	1,146	23,667
*	bpost SA	19,051	140,634
	Deceuninck NV	4,255	16,132
	D'ieteren Group	251	43,733
	Econocom Group SA/NV	34,718	138,839
	Etablissements Franz Colruyt NV	13,096	531,956
	Fagron	15,369	264,191
	Ion Beam Applications	6,950	118,742
	Lotus Bakeries NV	109	699,103
	Melexis NV	5,881	616,640
	Orange Belgium SA	1,755	38,111
	Proximus SADP	42,245	862,667
	Recticel SA	10,529	200,570
	Resilux	219	56,287
	Van de Velde NV	1,744	64,648
	VGP NV	2,106	596,767
TOTAL BELGIUM			4,412,687

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.9%)
*	AcuityAds Holdings, Inc.	6,998	$20,039
#	AG Growth International, Inc.	5,214	139,256
#	AirBoss of America Corp.	6,500	204,539
#	Altius Minerals Corp.	7,200	99,916
	Altus Group Ltd.	15,831	759,823
	Andlauer Healthcare Group, Inc.	4,080	153,552
*	Aritzia, Inc.	32,122	1,490,174
*	ATS Automation Tooling Systems, Inc.	27,628	1,128,028
	Aura Minerals, Inc.	6,700	59,349
*	AutoCanada, Inc.	6,179	183,598
	B2Gold Corp.	22,636	81,942
#	Badger Infrastructure Solutions Ltd.	9,938	240,720
#	Bird Construction, Inc.	16,000	121,087
#	Boralex, Inc., Class A	28,951	752,728
	Boyd Group Services, Inc.	2,577	389,647
	Calian Group Ltd.	3,606	162,123
#	Canacol Energy Ltd.	44,249	116,614
#*,*	Canada Goose Holdings, Inc.	13,100	402,083
*	Capstone Mining Corp.	14,200	60,435
#	CI Financial Corp.	66,672	1,237,299
#	Cogeco Communications, Inc.	3,414	280,232
	Cogeco, Inc.	1,300	83,800
	Colliers International Group, Inc.	8,919	1,301,136
	Computer Modelling Group Ltd.	30,056	113,022
*	Copper Mountain Mining Corp.	73,800	204,363
	Corby Spirit & Wine Ltd.	3,500	46,808
*	Denison Mines Corp.	122,570	148,494
#	ECN Capital Corp.	41,700	175,178
	Element Fleet Management Corp.	10,500	106,970
#*	Endeavour Silver Corp.	63,015	229,375
	Enerplus Corp.	54,301	628,263
	Enghouse Systems Ltd.	13,996	493,050
*	ERO Copper Corp.	17,559	218,667
	Evertz Technologies Ltd.	7,700	78,384
	Exchange Income Corp.	6,505	216,978
#	Extendicare, Inc.	29,768	170,016
#	Fiera Capital Corp.	22,781	179,933
	Finning International, Inc.	51,621	1,439,207
#	First Majestic Silver Corp.	78,048	792,862
	First National Financial Corp.	4,137	142,581
#*	GDI Integrated Facility Services, Inc.	3,415	149,103
	Gibson Energy, Inc.	51,172	984,673
	goeasy Ltd.	4,748	550,494
#*	GoGold Resources, Inc.	19,328	41,054
*	Golden Star Resources Ltd.	18,296	71,391
#	Hardwoods Distribution, Inc.	500	17,201
*	Headwater Exploration, Inc.	3,279	18,315
#	HLS Therapeutics, Inc.	6,000	69,716
*	IBI Group, Inc.	7,002	72,876
	Information Services Corp.	3,203	60,878
#	Innergex Renewable Energy, Inc.	44,740	656,414
	Intertape Polymer Group, Inc.	18,446	372,214
Ω	Jamieson Wellness, Inc.	13,990	390,265
*	Karora Resources, Inc.	35,444	110,976
	K-Bro Linen, Inc.	3,004	80,373
#	Keyera Corp.	1,300	30,589
*	Kinaxis, Inc.	6,150	797,712
#	Labrador Iron Ore Royalty Corp.	22,500	692,975
#*,*	Largo, Inc.	4,902	41,043

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	4,960	$97,940
	LifeWorks, Inc.	21,191	458,945
*	Lundin Gold, Inc.	10,500	75,994
*	Major Drilling Group International, Inc.	29,345	192,301
	Maverix Metals, Inc.	10,800	46,261
	Methanex Corp.	21,324	970,242
	MTY Food Group, Inc.	2,500	111,789
	North American Construction Group Ltd.	3,567	51,186
	North West Co., Inc.	17,470	481,708
	Park Lawn Corp.	8,529	259,799
#	Parkland Corp.	50,753	1,349,527
	Pason Systems, Inc.	25,831	256,247
	Pollard Banknote Ltd.	4,800	138,697
#	Premium Brands Holdings Corp.	11,409	1,076,861
*	Pretium Resources, Inc.	39,533	536,789
	Primo Water Corp.	55,980	934,866
	Pulse Seismic, Inc.	14,400	22,543
*	Real Matters, Inc.	18,438	85,289
*	Recipe Unlimited Corp.	7,400	99,839
	Richelieu Hardware Ltd.	17,672	694,841
#	Rogers Sugar, Inc.	21,462	101,135
	Russel Metals, Inc.	22,200	553,974
#	Sandstorm Gold Ltd.	37,500	225,253
#	Savaria Corp.	6,700	97,721
*	Seabridge Gold, Inc.	6,135	98,467
#	Sienna Senior Living, Inc.	22,092	256,870
#Ω	Sleep Country Canada Holdings, Inc.	17,149	483,650
*Ω	Spin Master Corp.	10,040	345,158
	Sprott, Inc.	5,382	189,158
	Stantec, Inc.	24,160	1,281,602
#	Stelco Holdings, Inc.	10,257	296,861
	Stella-Jones, Inc.	11,778	369,235
*	SunOpta, Inc.	14,200	74,407
#	Superior Plus Corp.	68,556	696,805
*	Taseko Mines Ltd.	38,347	73,277
	TECSYS, Inc.	4,000	134,524
*	TeraGo, Inc.	1,900	9,237
	TerraVest Industries, Inc.	2,300	44,185
	TFI International, Inc.	442	42,543
#*	Touchstone Exploration, Inc.	18,320	22,915
	TransAlta Corp.	20,752	225,367
	TransAlta Corp.	36,300	393,799
*	Trisura Group Ltd.	11,251	380,152
*	Vermilion Energy, Inc.	23,888	371,936
*	Victoria Gold Corp.	11,923	131,503
*	Viemed Healthcare, Inc.	4,100	18,983
*	Wall Financial Corp.	2,300	25,965
	Waterloo Brewing Ltd.	2,800	12,379
*	Wesdome Gold Mines Ltd.	49,200	423,047
#	Westshore Terminals Investment Corp.	10,314	218,995
	Whitecap Resources, Inc.	55,884	394,351
	Winpak Ltd.	7,847	232,728
TOTAL CANADA			36,228,379
CHINA — (0.1%)
	CGN Mining Co. Ltd.	125,000	13,213
Ω	Hygeia Healthcare Holdings Co. Ltd.	87,800	398,052
TOTAL CHINA			411,265

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (2.3%)
*	ALK-Abello AS	154	$65,030
*	Brodrene Hartmann AS	391	20,006
	cBrain AS	3,927	122,968
	Chemometec AS	7,231	749,707
	Gabriel Holding AS	71	6,968
Ω	Netcompany Group AS	13,317	978,323
*	Nilfisk Holding AS	8,133	286,502
*	NTG Nordic Transport Group AS, Class A	5,816	387,199
	Ringkjoebing Landbobank AS	3,289	432,963
	Royal Unibrew AS	19,321	2,221,246
*	RTX AS	1,053	26,433
	SimCorp AS	14,171	1,321,306
	Solar AS, Class B	1,204	129,098
	SP Group AS	2,483	137,489
	TCM Group AS	1,847	38,530
	Topdanmark AS	15,055	861,045
TOTAL DENMARK			7,784,813
FINLAND — (2.4%)
	Alma Media Oyj	5,579	63,859
	Aspo Oyj	1,018	12,648
	Caverion Oyj	32,225	222,910
	Digia Oyj	2,369	19,269
	Evli Bank P.L.C.	1,007	25,838
	F-Secure Oyj	18,027	88,728
	Harvia Oyj	8,263	436,738
#	Kamux Corp.	6,613	84,650
	Marimekko Oyj	1,647	135,651
	Neles Oyj	16,266	228,614
	Orion Oyj, Class A	7,832	315,907
	Orion Oyj, Class B	41,068	1,669,936
	Ponsse Oyj	657	29,649
*	QT Group Oyj	3,234	375,420
	Revenio Group Oyj	4,672	243,919
	Sanoma Oyj	28,236	426,477
	Siili Solutions Oyj	628	9,817
	Talenom Oyj	8,051	91,468
#*	Tecnotree Oyj	22,072	33,426
	Tokmanni Group Corp.	14,877	311,291
	Uponor Oyj	22,265	494,039
	Vaisala Oyj, Class A	5,135	274,001
	Valmet Oyj	61,502	2,349,027
#	Verkkokauppa.com Oyj	7,353	57,038
TOTAL FINLAND			8,000,320
FRANCE — (4.8%)
	ABC arbitrage	6,324	50,534
	Albioma SA	9,168	358,187
	Alten SA	5,251	856,471
*	ATEME SA	1,532	20,877
	Aubay	2,419	143,844
#	Bastide le Confort Medical	726	35,535
*	Beneteau SA	8,990	149,894
*	Catana Group	8,468	76,380
*	Cegedim SA	1,355	33,855
	Chargeurs SA	1,211	30,502
	Cie Plastic Omnium SA	10,082	234,500
#*	Claranova SE	2,289	13,881

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Delta Plus Group	301	$28,978
*	Derichebourg SA	29,576	371,942
*	Eramet SA	3,483	361,011
*	ESI Group	840	71,847
	Faurecia SE	39,328	1,706,791
	Gaztransport Et Technigaz SA	7,208	661,275
	Guillemot Corp.	881	15,911
*	ID Logistics Group	1,054	382,700
	Infotel SA	775	46,163
	Interparfums SA	3,591	272,853
	Ipsen SA	5,550	540,019
	IPSOS	1,498	68,448
*	JCDecaux SA	18,514	506,805
	Kaufman & Broad SA	3,850	152,816
*	Lagardere SA	11,534	313,997
	Lectra	5,622	241,372
	Linedata Services	871	39,190
	LNA Sante SA	1,560	72,187
Ω	Maisons du Monde SA	2,879	65,735
	Manitou BF SA	731	27,235
	Metropole Television SA	6,920	135,005
	Nacon SA	5,553	32,998
	Nexans SA	5,947	537,396
	Pharmagest Interactive	1,255	113,392
	Robertet SA	72	70,605
	Seche Environnement SA	870	62,298
	Societe pour l'Informatique Industrielle	2,947	138,042
*	SOITEC	298	54,405
	Somfy SA	2,100	386,645
	Sopra Steria Group SACA	5,081	893,306
	SPIE SA	33,957	787,617
	Stef SA	198	23,103
	Sword Group	1,888	86,999
	Synergie SE	901	34,224
*	Technicolor SA	36,478	114,387
*	Technip Energies NV	27,242	416,843
	Thermador Groupe	1,265	137,872
	Trigano SA	2,230	422,502
#*	Ubisoft Entertainment SA	19,922	1,143,214
	Valeo	39,732	1,112,043
Ω	Verallia SA	16,603	520,751
	Vetoquinol SA	673	98,828
	Virbac SA	1,119	450,166
	Wavestone	2,899	158,758
*	Xilam Animation SA	224	9,871
TOTAL FRANCE			15,893,005
GERMANY — (5.7%)
	Adesso SE	508	104,890
	All for One Group SE	628	48,951
	Allgeier SE	2,087	109,977
	AlzChem Group AG	49	1,261
	Amadeus Fire AG	1,636	304,954
	Atoss Software AG	1,545	309,772
	Basler AG	1,260	169,273
	Bechtle AG	18,405	1,105,080
Ω	Befesa SA	10,518	742,541
#	bet-at-home.com AG	1,082	19,299
	CENIT AG	2,561	39,773

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGAA	1,649	$202,640
	CompuGroup Medical SE & Co. KgaA	9,209	610,395
*	CTS Eventim AG & Co. KGaA	6,120	435,054
#*	Delticom AG	1,954	13,576
	Dermapharm Holding SE	5,914	478,256
	Duerr AG	5,777	255,663
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	405,528
	Elmos Semiconductor SE	1,585	98,571
	Encavis AG	29,535	465,278
	Energiekontor AG	2,482	175,567
*	Evotec SE	1,627	65,836
	Fabasoft AG	987	35,869
	Fielmann AG	8,956	571,186
	First Sensor AG	624	32,662
#*	flatexDEGIRO AG	13,188	255,198
	Fuchs Petrolub SE	8,275	277,710
	GEA Group AG	18,828	889,531
#	Gerresheimer AG	7,285	653,760
	GFT Technologies SE	6,693	331,724
	Hawesko Holding AG	669	40,183
*	Heidelberger Druckmaschinen AG	74,000	232,180
	Hensoldt AG	8,759	119,343
	Hugo Boss AG	16,495	1,044,934
*	Hypoport SE	986	435,723
	IVU Traffic Technologies AG	3,749	84,916
	KPS AG	1,655	8,615
	Leifheit AG	1,368	46,116
*	Nagarro SE	2,666	463,499
	Nemetschek SE	5,427	501,629
	New Work SE	795	175,349
	Nexus AG	4,574	324,250
	OHB SE	1,950	80,151
	Pfeiffer Vacuum Technology AG	1,044	205,588
	ProSiebenSat.1 Media SE	39,832	623,010
	PSI Software AG	2,438	107,386
*	PVA TePla AG	5,656	197,934
#	S&T AG	15,647	287,368
	Secunet Security Networks AG	276	98,274
#	Siltronic AG	4,725	617,011
*	Sixt SE	3,687	599,385
	SMA Solar Technology AG	1,038	36,971
	Stabilus SA	6,287	423,376
	STRATEC SE	2,416	327,032
	Stroeer SE & Co. KGaA	9,373	701,814
	Traffic Systems SE	1,231	45,503
	USU Software AG	848	23,052
#*	va-Q-tec AG	1,882	45,402
#	Varta AG	6,454	703,228
	VERBIO Vereinigte BioEnergie AG	6,441	410,555
	Wacker Chemie AG	2,690	392,579
	Washtec AG	3,729	209,753
*	Westwing Group AG	1,847	44,345
TOTAL GERMANY			18,866,229
GREECE — (0.0%)
	GK Software SE	206	33,463
	Stemmer Imaging AG	250	10,346
TOTAL GREECE			43,809

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.3%)
*	Aidigong Maternal & Child Health Ltd.	1,342,000	$103,412
	ASM Pacific Technology Ltd.	98,300	983,487
	Best Mart 360 Holdings Ltd.	42,000	8,740
	BOE Varitronix Ltd.	145,000	165,263
††	Brightoil Petroleum Holdings Ltd.	408,000	14,720
	Cafe de Coral Holdings Ltd.	104,000	176,584
	CMBC Capital Holdings Ltd.	54,250	20,151
#	C-Mer Eye Care Holdings Ltd.	182,000	125,101
	Convenience Retail Asia Ltd.	132,000	12,729
*	Cowell e Holdings, Inc.	98,000	111,649
*	DTXS Silk Road Investment Holdings Co. Ltd.	42,000	15,837
	EC Healthcare	96,000	110,396
	EuroEyes International Eye Clinic Ltd., Class C	18,000	18,275
	Fairwood Holdings Ltd.	25,500	50,996
*Ω	Frontage Holdings Corp.	186,000	89,828
	FSE Lifestyle Services Ltd.	41,000	30,681
*	HK Asia Holdings Ltd.	34,000	18,111
	HKBN Ltd.	178,000	223,545
*	Hong Kong ChaoShang Group Ltd.	208,000	23,434
	Hong Kong Technology Venture Co. Ltd.	166,000	153,829
*	Hypebeast Ltd.	147,500	19,074
	IGG, Inc.	269,000	168,314
	International Housewares Retail Co. Ltd.	145,000	49,554
Ω	JS Global Lifestyle Co. Ltd.	35,500	56,731
	Karrie International Holdings Ltd.	126,000	24,989
*	Lifestyle International Holdings Ltd.	99,500	54,274
	L'Occitane International SA	96,250	379,580
	Man Wah Holdings Ltd.	310,400	479,874
#	MECOM Power & Construction Ltd.	295,999	133,602
	Modern Dental Group Ltd.	87,000	52,242
	NagaCorp Ltd.	454,000	361,505
	Nissin Foods Co. Ltd.	87,000	63,868
	Pacific Basin Shipping Ltd.	1,159,000	494,726
	Pacific Textiles Holdings Ltd.	256,000	130,078
	Palace Banquet Holdings Ltd.	100,000	10,904
	PC Partner Group Ltd.	72,000	108,889
	PCCW Ltd.	694,687	365,834
	Pentamaster International Ltd.	114,000	16,182
#	Perfect Medical Health Management Ltd.	132,000	82,746
	Plover Bay Technologies Ltd.	128,000	60,886
*Ω	Razer, Inc.	1,649,000	485,732
Ω	Regina Miracle International Holdings Ltd.	68,000	54,015
*	Sa Sa International Holdings Ltd.	384,000	73,699
	Solomon Systech International Ltd.	206,000	20,498
*	Space Group Holdings Ltd.	52,500	36,156
	SUNeVision Holdings Ltd.	211,000	185,440
*	Theme International Holdings Ltd.	110,000	11,078
	Tradelink Electronic Commerce Ltd.	178,000	26,716
*	Trendzon Holdings Group Ltd.	288,000	37,409
#*	Untrade Gold Fin Holdings	214,000	0
††	Untrade Mh Development NPV	80,000	2,232
	Value Partners Group Ltd.	196,000	96,664
	Vitasoy International Holdings Ltd.	238,000	464,724
*	Vobile Group Ltd.	234,000	160,337
	VSTECS Holdings Ltd.	100,000	99,062
	VTech Holdings Ltd.	48,100	380,415
	Zensun Enterprises Ltd.	36,999	20,942
*	Zhaobangji Properties Holdings Ltd.	560,000	32,532
TOTAL HONG KONG			7,758,271

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.5%)
*	Bank of Ireland Group PLC	51,063	$344,158
	Cairn Homes PLC	193,721	271,177
*	Datalex PLC	14,290	14,407
	Glanbia PLC	47,771	656,141
*Ω	Glenveagh Properties PLC	17,581	24,133
*	Irish Continental Group PLC	40,436	201,180
TOTAL IRELAND			1,511,196
ISRAEL — (1.9%)
	Arad Ltd.	1,934	30,583
	AudioCodes Ltd.	21,231	628,862
	Aura Investments Ltd.	30,519	78,134
	Automatic Bank Services Ltd.	5,059	42,622
*	Camtek Ltd.	4,244	152,380
	Danel Adir Yeoshua Ltd.	1,487	354,710
	Delek Automotive Systems Ltd.	12,987	199,122
*	Delek Group Ltd.	2,335	263,696
	Duniec Brothers Ltd.	1,321	96,702
#	E&M Computing Ltd.	2,782	20,260
	Electra Consumer Products 1970 Ltd.	2,581	162,509
	Electra Ltd.	521	379,844
	Energix-Renewable Energies Ltd.	61,511	245,456
*	Fattal Holdings 1998 Ltd.	307	36,968
	Formula Systems 1985 Ltd.	1,834	206,384
	Formula Systems 1985 Ltd., Sponsored ADR	300	34,059
	Fox Wizel Ltd.	2,273	441,640
	Globrands Ltd.	90	13,235
	Hamat Group Ltd.	2,692	25,173
	Hilan Ltd.	4,512	290,811
	Ilex Medical Ltd.	1,133	60,725
	Inrom Construction Industries Ltd.	19,650	97,154
#	Israel Canada T.R Ltd.	28,469	177,088
	Kerur Holdings Ltd.	870	24,623
	Klil Industries Ltd.	130	12,478
	M Yochananof & Sons Ltd.	376	28,449
	Magic Software Enterprises Ltd.	12,075	232,323
	Malam - Team Ltd.	2,020	68,054
	Matrix IT Ltd.	11,596	324,163
	Maytronics Ltd.	10,407	223,024
	Neto ME Holdings Ltd.	373	22,021
*	Nova Ltd.	266	31,131
	Novolog Ltd.	80,470	80,022
	One Software Technologies Ltd.	9,774	170,925
*	Paz Oil Co. Ltd.	116	16,481
*	Perion Network Ltd.	10,519	208,138
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	212,433
	Scope Metals Group Ltd.	1,937	81,248
	Tadiran Group Ltd.	920	137,444
#	Tel Aviv Stock Exchange Ltd.	9,009	58,245
	Telsys Ltd.	917	47,293
	Tiv Taam Holdings 1 Ltd.	18,868	64,803
	Victory Supermarket Chain Ltd.	841	18,287
#	YH Dimri Construction & Development Ltd.	1,791	187,013
TOTAL ISRAEL			6,286,715
ITALY — (3.5%)
	ACEA SpA	12,129	245,133
#	Alerion Cleanpower SpA	1,327	40,627

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Aquafil SpA	12,808	$107,274
*	Arnoldo Mondadori Editore SpA	61,177	140,889
	Azimut Holding SpA	43,807	1,178,366
	Banca Generali SpA	23,822	959,444
	Banca Mediolanum SpA	81,199	789,328
	BasicNet SpA	3,219	19,492
	Be Shaping The Future SpA	27,990	79,435
Ω	BFF Bank SpA	27,311	208,818
#*	Biesse SpA	1,703	44,184
	Brembo SpA	40,128	533,505
*	Brunello Cucinelli SpA	11,735	681,488
Ω	Carel Industries SpA	6,563	158,010
	De' Longhi SpA	11,398	392,793
	Digital Bros SpA	2,337	74,291
Ω	doValue SpA	11,461	99,378
*	Elica SpA	9,341	35,830
	ERG SpA	7,411	216,105
	Gefran SpA	807	9,729
	GPI SpA	2,429	39,120
	Gruppo MutuiOnline SpA	8,347	397,300
	Hera SpA	79,777	331,663
	Interpump Group SpA	7,540	465,622
*	Juventus Football Club SpA	288,426	123,292
	LU-VE SpA	2,501	62,888
	Maire Tecnimont SpA	52,339	249,963
*	Newlat Food SpA	1,516	12,530
	Pharmanutra SpA	1,151	85,420
	Piaggio & C SpA	40,596	129,953
Ω	Piovan SpA	1,843	23,246
Ω	RAI Way SpA	34,041	193,425
	Reply SpA	7,137	1,199,378
	Sabaf SpA	3,635	101,024
	Salcef SpA	815	22,079
*	Salvatore Ferragamo SpA	20,439	437,983
	Sesa SpA	2,243	405,684
	SOL SpA	12,905	276,044
Ω	Technogym SpA	28,284	241,389
	Tinexta SpA	7,866	279,428
#Ω	Unieuro SpA	13,503	289,132
	Wiit SpA	2,249	79,445
	YD More Investments Ltd.	6,711	30,947
	Zignago Vetro SpA	7,560	130,919
TOTAL ITALY			11,621,993
JAPAN — (21.3%)
	&Do Holdings Co. Ltd.	3,700	27,098
	A&D Co. Ltd.	4,700	40,216
	Abist Co. Ltd.	400	10,081
	Accrete, Inc.	700	6,209
#	Adastria Co. Ltd.	6,700	100,386
	ADEKA Corp.	6,700	145,370
	Ad-sol Nissin Corp.	1,300	17,885
	Adtec Plasma Technology Co. Ltd.	2,500	51,455
	Advance Create Co. Ltd.	3,800	34,480
	Advantage Risk Management Co. Ltd.	1,800	12,226
#	Adventure, Inc.	800	44,542
	Adways, Inc.	8,400	54,080
#	Aeon Delight Co. Ltd.	6,100	165,098
	Aeon Fantasy Co. Ltd.	2,900	48,652

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aeon Hokkaido Corp.	7,200	$67,099
	Aeon Kyushu Co. Ltd.	1,200	22,868
	Ai Holdings Corp.	10,100	156,530
*	AI inside, Inc.	300	11,664
	Aica Kogyo Co. Ltd.	13,400	369,182
	Ain Holdings, Inc.	9,500	488,308
	AIT Corp.	1,200	15,293
	Ajis Co. Ltd.	1,000	22,782
	Akatsuki, Inc.	3,300	76,942
#*	Akebono Brake Industry Co. Ltd.	46,000	68,545
#	Alleanza Holdings Co. Ltd.	4,600	43,025
*	Allied Architects, Inc.	4,800	30,753
*	Allied Telesis Holdings KK	9,400	7,236
*	AlphaPolis Co. Ltd.	100	3,193
	Altech Corp.	4,470	70,237
	Amano Corp.	13,700	274,814
	Amvis Holdings, Inc.	1,600	62,016
	Anicom Holdings, Inc.	18,800	119,377
#	Anritsu Corp.	35,200	486,073
	Aoyama Zaisan Networks Co. Ltd.	6,400	71,341
	Apaman Co. Ltd.	3,000	12,212
#	Arcland Service Holdings Co. Ltd.	5,300	100,594
	Argo Graphics, Inc.	4,200	114,681
	ARTERIA Networks Corp.	7,500	88,864
	Artiza Networks, Inc.	3,700	35,125
#	ArtSpark Holdings, Inc.	13,300	82,959
#*	Aruhi Corp.	14,400	144,446
	As One Corp.	8,500	421,151
#	Asahi Co. Ltd.	3,700	45,210
	Asahi Holdings, Inc.	21,600	418,506
	Asahi Net, Inc.	7,000	36,710
	Asante, Inc.	1,900	27,068
#	Ascentech KK	2,800	17,277
	ASKUL Corp.	13,500	164,763
	Asteria Corp.	1,700	13,132
	Atled Corp.	600	10,804
*	Atrae, Inc.	4,100	70,490
	Aucnet, Inc.	4,600	60,840
#	Avant Corp.	7,100	62,969
	Axial Retailing, Inc.	3,900	110,997
	Baroque Japan Ltd.	3,100	24,232
	Base Co. Ltd.	800	28,585
	Beauty Garage, Inc.	1,300	32,400
	Beenos, Inc.	4,700	74,563
	Belc Co. Ltd.	3,000	140,864
	Bell System24 Holdings, Inc.	12,200	150,668
	Benesse Holdings, Inc.	19,400	378,343
	BeNext-Yumeshin Group Co.	3,218	43,898
#*	Bengo4.com, Inc.	2,600	109,333
#	Bic Camera, Inc.	29,000	253,308
	BML, Inc.	8,600	261,384
	Bookoff Group Holdings Ltd.	1,200	10,705
	Bourbon Corp.	2,000	39,488
	BP Castrol KK	2,300	26,140
#	Br Holdings Corp.	17,300	54,565
*	BrainPad, Inc.	7,500	73,220
	Broadleaf Co. Ltd.	38,200	116,598
#*	Broadmedia Corp.	2,530	19,151
	Business Brain Showa-Ota, Inc.	2,200	37,682

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Business Engineering Corp.	300	$9,073
	C Uyemura & Co. Ltd.	1,800	88,915
#	Can Do Co. Ltd.	270	4,631
*	CareerIndex, Inc.	2,900	19,021
#	Careerlink Co. Ltd.	3,600	51,132
	Carenet, Inc.	10,300	71,382
	Carta Holdings, Inc.	1,500	25,017
#	Casa, Inc.	2,300	16,607
#*	CellSource Co. Ltd.	2,300	77,401
	Central Automotive Products Ltd.	2,800	61,117
	Central Security Patrols Co. Ltd.	2,800	56,114
	Central Sports Co. Ltd.	1,700	36,045
	Ceres, Inc.	3,000	49,371
	Charm Care Corp. KK	5,300	53,055
*	Chatwork Co. Ltd.	3,600	21,692
	CKD Corp.	20,200	372,901
	CL Holdings, Inc.	1,800	18,274
	CMIC Holdings Co. Ltd.	3,100	40,119
#	Colowide Co. Ltd.	15,800	228,294
	Como Co. Ltd.	500	11,907
	Computer Engineering & Consulting Ltd.	6,700	62,636
	Comture Corp.	7,600	185,435
	CONEXIO Corp.	4,800	57,939
	Core Corp.	2,800	37,202
#	Cota Co. Ltd.	4,606	63,021
#	CRE, Inc.	4,100	60,414
	Create Restaurants Holdings, Inc.	38,100	244,210
	Create SD Holdings Co. Ltd.	5,500	148,440
	Creek & River Co. Ltd.	3,700	57,831
	Creo Co. Ltd.	900	7,729
	Cresco Ltd.	4,500	69,869
*	CROOZ, Inc.	2,300	16,492
	CTS Co. Ltd.	8,600	58,152
	Cube System, Inc.	1,300	10,525
	Curves Holdings Co. Ltd.	14,600	89,108
	Cyber Com Co. Ltd.	1,300	12,289
#	Cyberlinks Co. Ltd.	1,600	12,110
	Cybernet Systems Co. Ltd.	7,900	44,102
	Cybozu, Inc.	9,500	117,847
	Daicel Corp.	35,900	264,812
	Daihen Corp.	6,700	239,440
	Dai-Ichi Cutter Kogyo KK	2,000	24,259
	Daiichikosho Co. Ltd.	400	11,334
	Daiken Medical Co. Ltd.	3,200	14,632
#	Daiki Aluminium Industry Co. Ltd.	11,300	155,041
	Daiki Axis Co. Ltd.	2,500	14,768
#	Daikokutenbussan Co. Ltd.	1,400	54,980
	Daiseki Co. Ltd.	14,360	575,269
	Daiseki Eco. Solution Co. Ltd.	2,300	23,683
	Daishinku Corp.	10,200	112,487
	Daito Pharmaceutical Co. Ltd.	2,700	65,491
	Daitron Co. Ltd.	600	10,406
	Daiwabo Holdings Co. Ltd.	32,900	470,390
	DATA HORIZON Co. Ltd.	900	11,102
	Dawn Corp.	700	10,040
	Dear Life Co. Ltd.	5,900	27,000
#	Densan System Holdings Co. Ltd.	2,400	54,359
	Dexerials Corp.	14,500	398,716
	Diamond Electric Holdings Co. Ltd.	1,100	10,091

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Arts, Inc.	3,900	$229,779
	Digital Garage, Inc.	9,400	332,551
	Digital Hearts Holdings Co. Ltd.	4,700	70,810
*	Digital Holdings, Inc.	2,500	28,217
	Digital Information Technologies Corp.	4,200	43,378
	Dip Corp.	8,000	253,275
	Direct Marketing MiX, Inc.	3,800	46,819
	DKS Co. Ltd.	1,800	46,332
	DMG Mori Co. Ltd.	42,200	669,621
	Double Standard, Inc.	1,200	25,370
*	Drecom Co. Ltd.	6,600	23,986
	DTS Corp.	13,600	290,212
	Dvx, Inc.	1,700	15,108
	Earth Corp.	4,900	249,728
	EAT & Holdings Co. Ltd.	1,200	24,068
	Ebara Jitsugyo Co. Ltd.	3,600	67,821
	Ebase Co. Ltd.	8,200	36,447
	Eco's Co. Ltd.	2,700	47,967
	eGuarantee, Inc.	10,500	172,763
	E-Guardian, Inc.	4,100	100,770
	Eiken Chemical Co. Ltd.	9,600	143,904
	Elan Corp.	10,000	87,959
	Elecom Co. Ltd.	16,700	202,125
	Enigmo, Inc.	10,300	55,752
	en-japan, Inc.	11,900	286,815
	Entrust, Inc.	4,400	25,243
	Envipro Holdings, Inc.	3,000	41,905
	ES-Con Japan Ltd.	4,700	31,333
	F&M Co. Ltd.	1,900	29,254
	FAN Communications, Inc.	8,800	29,035
*	FDK Corp.	5,900	43,256
	Ferrotec Holdings Corp.	14,100	351,861
*	FFRI Security, Inc.	1,700	14,945
	Fibergate, Inc.	4,000	37,421
	Financial Products Group Co. Ltd.	12,700	73,108
	FINDEX, Inc.	6,200	50,956
	First-corp, Inc.	1,200	7,328
	Fixstars Corp.	4,000	25,653
#	Forum Engineering, Inc.	2,900	21,493
	Forval Corp.	1,800	13,957
	France Bed Holdings Co. Ltd.	4,900	38,017
*	FreakOut Holdings, Inc.	800	9,245
	Freebit Co. Ltd.	4,100	31,285
#*	Fronteo, Inc.	10,200	225,713
*	Frontier Management, Inc.	1,000	5,957
	FTGroup Co. Ltd.	2,600	26,527
	Fuji Corp.	25,400	586,309
	Fuji Corp.	3,600	36,136
	Fuji Kyuko Co. Ltd.	4,800	172,276
	Fuji Oil Holdings, Inc.	14,100	285,295
	Fuji Seal International, Inc.	12,400	233,182
	Fuji Soft, Inc.	6,700	280,696
	Fujibo Holdings, Inc.	3,400	113,655
	Fujimi, Inc.	3,300	199,799
	Fujimori Kogyo Co. Ltd.	2,600	92,419
	Fujitec Co. Ltd.	3,500	83,246
	Fujiya Co. Ltd.	500	9,899
	Fukuda Denshi Co. Ltd.	2,600	187,859
	Fukui Computer Holdings, Inc.	3,200	83,443

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukushima Galilei Co. Ltd.	3,200	$117,510
	FULLCAST Holdings Co. Ltd.	7,500	141,118
	Funai Soken Holdings, Inc.	10,630	220,303
	Furukawa Battery Co. Ltd.	4,900	54,618
	Furuya Metal Co. Ltd.	1,700	150,349
	Furyu Corp.	4,600	51,270
	Fuso Chemical Co. Ltd.	5,600	219,094
	Future Corp.	17,200	220,672
	G-7 Holdings, Inc.	6,500	78,510
*	GA Technologies Co. Ltd.	1,500	11,559
	Gakken Holdings Co. Ltd.	3,900	35,664
	Gakkyusha Co. Ltd.	1,800	23,818
	Gakujo Co. Ltd.	1,800	15,311
	geechs, Inc.	1,600	19,034
	Genki Sushi Co. Ltd.	2,300	49,144
	Genky DrugStores Co. Ltd.	2,200	69,037
	Gift, Inc.	1,200	24,506
*	giftee, Inc.	500	5,312
	Gig Works, Inc.	1,600	5,579
	Giken Ltd.	4,400	150,170
	GL Sciences, Inc.	1,600	38,685
	GLOBERIDE, Inc.	6,500	156,452
	GMO Financial Gate, Inc.	500	65,666
#	GMO Financial Holdings, Inc.	10,300	77,113
	GMO GlobalSign Holdings KK	1,400	40,939
	GMO Pepabo, Inc.	500	9,541
#*	GNI Group Ltd.	9,000	82,151
	Golf Digest Online, Inc.	4,300	39,516
	Good Com Asset Co. Ltd.	4,500	42,189
	gremz, Inc.	3,600	60,482
*	GungHo Online Entertainment, Inc.	19,000	398,987
	H.U. Group Holdings, Inc.	19,800	502,878
	Hakudo Co. Ltd.	1,800	42,447
	Halows Co. Ltd.	3,400	81,699
	Hamee Corp.	2,700	24,152
	Handsman Co. Ltd.	1,800	19,996
	Hazama Ando Corp.	51,200	391,787
*	Hennge KK	5,800	64,504
	Himacs Ltd.	720	7,344
	Hinokiya Group Co. Ltd.	1,400	24,730
	Hioki EE Corp.	3,300	191,719
	Hirose Tusyo, Inc.	400	7,565
	Hitachi Zosen Corp.	42,700	284,288
	Hito Communications Holdings, Inc.	3,100	55,917
	Hochiki Corp.	1,800	18,792
	Hodogaya Chemical Co. Ltd.	1,500	71,466
	Hokuto Corp.	7,600	128,844
	Horiba Ltd.	3,400	183,009
	Hosokawa Micron Corp.	3,000	76,242
#	Hotland Co. Ltd.	3,900	41,955
*	Hotto Link, Inc.	2,000	12,668
*	HPC Systems, Inc.	1,300	23,035
	IBJ, Inc.	7,600	49,485
#	Ichibanya Co. Ltd.	3,564	142,901
	Ichikoh Industries Ltd.	10,500	46,214
	Ichimasa Kamaboko Co. Ltd.	1,900	12,877
#	ID Holdings Corp.	3,150	23,018
	Idec Corp.	7,900	168,291
	IDOM, Inc.	25,300	145,893

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ihara Science Corp.	1,700	$33,369
	I'll, Inc.	3,200	35,045
	i-mobile Co. Ltd.	2,800	27,744
*	Impact HD, Inc.	1,500	35,326
	Imuraya Group Co. Ltd.	2,200	42,650
#	Inageya Co. Ltd.	3,900	47,578
*	I-NE Co. Ltd.	900	20,998
	I-Net Corp.	3,440	38,688
	Infocom Corp.	7,700	122,703
	Infomart Corp.	57,700	335,351
	Information Services International-Dentsu Ltd.	8,200	255,643
	Insource Co. Ltd.	8,000	127,912
	Intage Holdings, Inc.	11,300	172,653
	Intelligent Wave, Inc.	3,700	16,738
	Inter Action Corp.	4,400	74,681
	Internet Initiative Japan, Inc.	300	9,935
	Inui Global Logistics Co. Ltd.	4,300	87,155
#	IPS, Inc.	2,400	38,191
	IR Japan Holdings Ltd.	2,900	129,147
	Iriso Electronics Co. Ltd.	5,400	219,261
#	I'rom Group Co. Ltd.	2,300	29,785
	ISB Corp.	3,900	31,100
	Isolite Insulating Products Co. Ltd.	1,400	14,654
*	ITbook Holdings Co. Ltd.	2,800	8,870
	Itfor, Inc.	9,100	59,601
	ITmedia, Inc.	4,100	56,692
	JAC Recruitment Co. Ltd.	5,800	100,841
	Japan Aviation Electronics Industry Ltd.	8,100	129,455
	Japan Best Rescue System Co. Ltd.	6,600	50,032
*	Japan Communications, Inc.	29,300	42,256
	Japan Electronic Materials Corp.	4,000	88,144
	Japan Elevator Service Holdings Co. Ltd.	16,600	239,142
*	Japan Hospice Holdings, Inc.	1,700	25,176
	Japan Lifeline Co. Ltd.	18,600	162,830
	Japan Material Co. Ltd.	22,000	321,550
	Japan Medical Dynamic Marketing, Inc.	5,100	66,650
	Japan Property Management Center Co. Ltd.	3,500	29,831
	Japan Steel Works Ltd.	400	13,298
#	Japan System Techniques Co. Ltd.	1,100	20,560
	JBCC Holdings, Inc.	5,400	75,693
	JCU Corp.	7,000	303,880
	JFE Systems, Inc.	800	14,568
*	JIG-SAW, Inc.	1,700	75,121
*	Jimoty, Inc.	500	10,613
	JINS Holdings, Inc.	4,000	247,281
	JINUSHI Co. Ltd.	2,700	40,202
#	J-Lease Co. Ltd.	2,700	44,160
#	JM Holdings Co. Ltd.	3,700	52,367
	JP-Holdings, Inc.	20,500	41,789
	J-Stream, Inc.	3,400	18,563
*	JTOWER, Inc.	300	13,746
	Kadoya Sesame Mills, Inc.	600	21,219
	Kaken Pharmaceutical Co. Ltd.	5,300	189,519
	Kakiyasu Honten Co. Ltd.	2,100	47,172
#*	Kamakura Shinsho Ltd.	10,700	47,696
	Kameda Seika Co. Ltd.	4,200	152,569
	Kanamic Network Co. Ltd.	7,700	30,430
	Kanematsu Electronics Ltd.	4,000	131,959
	Kanto Denka Kogyo Co. Ltd.	11,100	106,291

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Katitas Co. Ltd.	2,000	$61,002
	KeePer Technical Laboratory Co. Ltd.	6,200	102,293
	KEIWA, Inc.	2,000	94,687
	KFC Holdings Japan Ltd.	4,400	110,202
	KH Neochem Co. Ltd.	12,400	318,080
#	Kimura Chemical Plants Co. Ltd.	3,100	19,852
*	Kintetsu Department Store Co. Ltd.	2,000	46,236
	Kintetsu World Express, Inc.	13,000	323,421
	Ki-Star Real Estate Co. Ltd.	2,900	177,455
#	Kitanotatsujin Corp.	16,800	32,570
	Kito Corp.	5,400	80,682
	Koa Shoji Holdings Co. Ltd.	2,000	10,460
	Kobe Steel Ltd.	1,940	9,260
	KOMEDA Holdings Co. Ltd.	13,300	246,187
	Komehyo Holdings Co. Ltd.	900	11,116
	Konoshima Chemical Co. Ltd.	2,200	36,388
	Kotobukiya Co. Ltd.	500	21,802
	Kozo Keikaku Engineering, Inc.	1,500	31,840
	Kura Sushi, Inc.	1,000	30,084
	Kusuri no Aoki Holdings Co. Ltd.	5,700	340,023
	Kyoden Co. Ltd.	6,600	35,598
	Kyudenko Corp.	8,900	227,640
	LAC Co. Ltd.	3,800	24,312
*	LAND Co. Ltd.	150,100	13,169
	LEC, Inc.	5,800	45,962
	Life Corp.	5,400	145,104
	LIKE, Inc.	1,800	28,501
	Linical Co. Ltd.	4,800	26,686
	Link & Motivation, Inc.	13,500	53,438
	LITALICO, Inc.	5,000	124,782
#	Locondo, Inc.	3,000	29,692
*	LTS, Inc.	400	8,288
*	M&A Capital Partners Co. Ltd.	5,300	228,237
*	Macbee Planet, Inc.	600	26,294
	Macromill, Inc.	6,200	59,790
	Maeda Kosen Co. Ltd.	6,400	191,115
*	Management Solutions Co. Ltd.	4,400	120,082
	Mani, Inc.	22,800	329,448
	MarkLines Co. Ltd.	4,100	90,200
	Marumae Co. Ltd.	3,200	69,539
	Maruwa Co. Ltd.	3,300	434,187
#	Maruwa Unyu Kikan Co. Ltd.	12,100	138,105
	Marvelous, Inc.	12,200	79,056
	Matsuda Sangyo Co. Ltd.	4,800	98,460
	Matsui Securities Co. Ltd.	41,900	293,028
	MatsukiyoCocokara & Co.	2,209	75,610
	Maxvalu Tokai Co. Ltd.	500	11,949
	MCJ Co. Ltd.	23,300	200,034
	MEC Co. Ltd.	6,600	185,801
#	Media Do Co. Ltd.	2,200	48,881
	Medical Data Vision Co. Ltd.	10,100	89,409
	Medical System Network Co. Ltd.	8,300	39,883
	Medius Holdings Co. Ltd.	2,700	20,958
*	MedPeer, Inc.	5,600	141,571
	Megachips Corp.	4,400	160,400
	Meidensha Corp.	5,600	118,686
	Meiho Facility Works Ltd.	3,100	21,326
#	Meiji Shipping Co. Ltd.	3,000	18,512
	Meiko Electronics Co. Ltd.	8,100	279,714

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meitec Corp.	8,000	$468,677
	Melco Holdings, Inc.	1,500	47,585
	Members Co. Ltd.	3,200	58,088
	Menicon Co. Ltd.	17,100	379,462
*	Metaps, Inc.	2,700	17,023
#	MetaReal Corp.	1,300	11,505
	METAWATER Co. Ltd.	5,600	99,326
	Micronics Japan Co. Ltd.	10,900	150,373
	Midac Holdings Co. Ltd.	2,400	56,301
	Milbon Co. Ltd.	10,160	479,697
	MIMAKI ENGINEERING Co. LTD.	1,300	9,013
	Mimasu Semiconductor Industry Co. Ltd.	4,200	90,250
	Ministop Co. Ltd.	4,800	60,922
#	Minkabu The Infonoid, Inc.	3,900	76,062
*	Mipox Corp.	4,300	32,067
	Miroku Jyoho Service Co. Ltd.	6,000	62,790
	Mitani Corp.	7,600	128,392
#	Mitani Sekisan Co. Ltd.	2,300	129,479
	Mitsubishi Logisnext Co. Ltd.	8,200	71,228
	Mitsubishi Research Institute, Inc.	2,000	65,047
	Mizuho Medy Co. Ltd.	1,000	19,097
#*	Mobile Factory, Inc.	1,000	7,868
	Monex Group, Inc.	60,300	305,713
	Monogatari Corp.	3,300	179,336
	Morinaga & Co. Ltd.	9,800	312,334
	Morinaga Milk Industry Co. Ltd.	6,100	295,741
	Morningstar Japan KK	12,700	65,323
	Mortgage Service Japan Ltd.	2,200	20,851
	MTI Ltd.	7,500	36,600
	m-up Holdings, Inc.	12,800	89,162
	Musashi Seimitsu Industry Co. Ltd.	12,500	188,297
	NAC Co. Ltd.	2,300	19,205
	Nagaileben Co. Ltd.	3,900	71,250
#	Nagatanien Holdings Co. Ltd.	2,700	45,797
#	Nagawa Co. Ltd.	1,900	160,670
	Naigai Tec Corp.	1,200	33,046
	Naigai Trans Line Ltd.	2,600	42,174
	Nakamoto Packs Co. Ltd.	400	5,983
	Nakanishi, Inc.	19,900	352,857
	Natori Co. Ltd.	2,300	40,099
	NEC Networks & System Integration Corp.	3,500	50,506
#	NEOJAPAN, Inc.	1,000	8,998
	NET One Systems Co. Ltd.	17,900	424,889
	New Art Holdings Co. Ltd.	3,290	34,721
	Nextage Co. Ltd.	8,300	208,431
*	NexTone, Inc.	1,900	47,910
	Nichias Corp.	15,900	360,944
	Nichiha Corp.	5,800	143,385
*	Nihon Dempa Kogyo Co. Ltd.	4,200	48,023
	Nihon Dengi Co. Ltd.	800	27,729
	Nihon Flush Co. Ltd.	4,800	43,986
	Nihon Kohden Corp.	8,800	233,402
	Niitaka Co. Ltd.	500	9,340
	Nippon Air Conditioning Services Co. Ltd.	6,700	45,119
	Nippon Aqua Co. Ltd.	3,900	22,197
	Nippon Computer Dynamics Co. Ltd.	1,900	10,724
	Nippon Concept Corp.	1,800	20,434
	Nippon Gas Co. Ltd.	41,600	582,158
	Nippon Kanzai Co. Ltd.	1,300	31,938

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Kodoshi Corp.	3,000	$63,793
#	Nippon Parking Development Co. Ltd.	74,700	88,111
	Nippon Pillar Packing Co. Ltd.	7,600	221,241
	Nippon Systemware Co. Ltd.	2,200	38,483
	Nipro Corp.	33,400	309,841
#	Nishimatsuya Chain Co. Ltd.	12,300	156,868
	Nissei ASB Machine Co. Ltd.	2,700	72,827
	Nissin Electric Co. Ltd.	5,200	65,597
#	Nisso Corp.	8,200	56,376
	Nittoc Construction Co. Ltd.	4,800	27,438
	Noevir Holdings Co. Ltd.	4,800	217,404
	Nohmi Bosai Ltd.	3,100	57,032
	Nojima Corp.	7,100	143,182
	Nomura Co. Ltd.	14,500	116,113
#	Nomura Micro Science Co. Ltd.	2,500	92,096
	NPC, Inc.	6,700	25,670
	NS Tool Co. Ltd.	4,400	54,383
	NSD Co. Ltd.	19,600	334,765
	Oat Agrio Co. Ltd.	600	10,206
#	Obara Group, Inc.	3,200	92,743
	Oenon Holdings, Inc.	11,500	33,216
	Ohba Co. Ltd.	2,300	14,752
	Ohsho Food Service Corp.	4,000	206,445
*	Oisix ra daichi, Inc.	7,800	162,562
	Okamoto Industries, Inc.	1,900	67,105
	Okamoto Machine Tool Works Ltd.	1,600	58,267
	Okinawa Cellular Telephone Co.	4,600	200,408
	Optex Group Co. Ltd.	10,620	141,574
*	Optim Corp.	4,900	41,542
	Optorun Co. Ltd.	9,400	192,256
	Organo Corp.	900	65,816
	Oricon, Inc.	2,200	18,532
#	Oriental Consultants Holdings Co. Ltd.	700	18,842
	Oro Co. Ltd.	2,900	60,188
	Osaka Organic Chemical Industry Ltd.	3,900	107,365
	OSG Corp.	21,200	373,232
	Outsourcing, Inc.	28,200	326,672
	PAL GROUP Holdings Co. Ltd.	5,400	78,711
	PAPYLESS Co. Ltd.	1,400	15,107
	Paramount Bed Holdings Co. Ltd.	10,000	166,407
*	Park24 Co. Ltd.	25,900	391,795
	Pasona Group, Inc.	7,000	154,795
#	PCA Corp.	2,900	40,117
	PCI Holdings, Inc.	2,900	25,139
	Penta-Ocean Construction Co. Ltd.	99,100	550,325
	Phil Co., Inc.	1,100	9,981
	Pickles Corp.	3,000	41,499
	Pigeon Corp.	23,200	452,207
	Pilot Corp.	7,400	263,568
	Pipedo HD, Inc.	500	10,656
	Plenus Co. Ltd.	5,300	90,535
	Poletowin Pitcrew Holdings, Inc.	9,500	77,922
*	PR Times, Inc.	1,700	39,973
#	Precision System Science Co. Ltd.	6,300	32,313
*	Premier Anti-Aging Co. Ltd.	800	50,248
	Premium Group Co. Ltd.	3,400	107,835
*	Premium Water Holdings, Inc.	800	17,292
	Prestige International, Inc.	32,400	205,938
	Prima Meat Packers Ltd.	8,200	180,096

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pronexus, Inc.	3,800	$36,273
*	Prored Partners Co. Ltd.	2,800	20,026
	Pro-Ship, Inc.	2,600	30,706
	Proto Corp.	7,500	87,069
*	QB Net Holdings Co. Ltd.	3,900	56,082
	Qol Holdings Co. Ltd.	6,300	73,390
	Quick Co. Ltd.	3,900	44,237
	Raccoon Holdings, Inc.	5,900	62,117
	Raito Kogyo Co. Ltd.	13,600	222,006
	Relia, Inc.	11,200	94,664
*	RenetJapanGroup, Inc.	1,600	6,139
#*	RENOVA, Inc.	11,600	164,908
	Resol Holdings Co. Ltd.	300	11,224
	Resorttrust, Inc.	25,100	401,842
	Ride On Express Holdings Co. Ltd.	2,800	37,056
#	Riken Keiki Co. Ltd.	2,600	124,393
	Riso Kyoiku Co. Ltd.	28,800	102,488
#	River Eletec Corp.	1,700	15,256
	Rokko Butter Co. Ltd.	2,400	31,557
	Roland Corp.	3,700	141,139
	Roland DG Corp.	2,500	59,220
	Rorze Corp.	4,300	406,322
	RS Technologies Co. Ltd.	2,000	101,465
	S Foods, Inc.	3,000	92,152
	S&B Foods, Inc.	800	25,760
	Sagami Rubber Industries Co. Ltd.	2,000	14,752
	Saison Information Systems Co. Ltd.	1,200	20,527
	Sakai Moving Service Co. Ltd.	3,400	130,069
	Sakura Internet, Inc.	8,700	38,089
	SAMTY Co. Ltd.	3,600	65,386
#*	Sanix, Inc.	9,100	14,045
	Sanken Electric Co. Ltd.	5,800	252,865
	Sankyo Frontier Co. Ltd.	1,500	66,445
	Sanoh Industrial Co. Ltd.	4,100	29,553
*	Sansan, Inc.	1,800	19,954
	Santec Corp.	800	11,055
	Sanyo Denki Co. Ltd.	800	37,301
	Sato Foods Co. Ltd.	600	25,175
	Sato Holdings Corp.	8,300	146,378
	SB Technology Corp.	3,600	74,865
	SBS Holdings, Inc.	5,900	181,987
#	Scroll Corp.	2,100	15,140
	Seed Co. Ltd.	3,000	13,527
	Segue Group Co. Ltd.	1,500	7,713
	Seiko Electric Co. Ltd.	1,700	14,979
	Seiren Co. Ltd.	12,200	230,662
	SEMITEC Corp.	600	53,886
	Senko Group Holdings Co. Ltd.	21,600	173,447
#	Septeni Holdings Co. Ltd.	30,100	110,238
#	SERAKU Co. Ltd.	2,500	25,984
	Seria Co. Ltd.	18,300	460,524
#	Shibaura Electronics Co. Ltd.	2,200	128,395
	Shibaura Mechatronics Corp.	1,500	111,395
	Shibuya Corp.	3,400	75,383
*	Shidax Corp.	10,000	36,950
*	Shikigaku Co. Ltd.	1,300	12,015
	Shin Maint Holdings Co. Ltd.	2,600	23,121
	Shin Nippon Biomedical Laboratories Ltd.	9,100	97,304
	Shin-Nihon Tatemono Co. Ltd.	3,000	10,904

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shinnihonseiyaku Co. Ltd.	4,000	$37,819
	Ship Healthcare Holdings, Inc.	16,600	372,584
	SHL-Japan Ltd.	200	4,642
	SHO-BOND Holdings Co. Ltd.	7,900	345,943
	Shoei Co. Ltd.	7,700	296,485
	Shoei Foods Corp.	3,300	114,104
	SIGMAXYZ Holdings Inc.	4,900	93,508
	Siix Corp.	5,200	59,278
#*	Silver Life Co. Ltd.	1,300	11,820
*	Smaregi, Inc.	2,300	35,716
	SMS Co. Ltd.	700	19,245
	Snow Peak, Inc.	10,800	220,458
	Softcreate Holdings Corp.	2,500	79,448
	Software Service, Inc.	800	40,736
	Soiken Holdings, Inc.	3,900	10,662
	Solasto Corp.	14,600	134,283
	Soliton Systems KK	3,900	43,447
	Solxyz Co. Ltd.	5,600	20,080
	Sparx Group Co. Ltd.	35,100	79,820
*	Speee, Inc.	400	15,332
	S-Pool, Inc.	15,400	140,402
	Sprix Ltd.	1,600	20,172
	SRA Holdings	3,100	76,932
	Star Mica Holdings Co. Ltd.	3,100	37,496
	Starts Corp., Inc.	7,800	169,826
	St-Care Holding Corp.	4,300	28,424
	Step Co. Ltd.	700	11,057
	STI Foods Holdings, Inc.	800	15,884
	Strike Co. Ltd.	3,100	120,696
	Studio Alice Co. Ltd.	3,200	60,010
	Sumitomo Bakelite Co. Ltd.	9,200	443,350
#*	Sun*, Inc.	1,700	23,462
#*	SuRaLa Net Co. Ltd.	2,400	26,961
#	SWCC Showa Holdings Co. Ltd.	4,500	70,783
	System D, Inc.	800	8,090
	System Information Co. Ltd.	5,300	42,039
	System Research Co. Ltd.	1,000	15,276
	System Support, Inc.	1,700	14,185
	Systems Engineering Consultants Co. Ltd.	600	11,334
	Systena Corp.	78,000	240,154
	Syuppin Co. Ltd.	8,200	75,790
#*	Taiko Pharmaceutical Co. Ltd.	10,600	55,680
	Taiyo Holdings Co. Ltd.	10,500	309,777
	Takamiya Co. Ltd.	5,700	20,132
	Takara Holdings, Inc.	22,300	216,301
	Takeuchi Manufacturing Co. Ltd.	11,300	282,439
	Tama Home Co. Ltd.	6,500	132,442
	Tamron Co. Ltd.	5,400	117,712
	Taoka Chemical Co. Ltd.	2,000	22,512
#	Tazmo Co. Ltd.	4,100	47,983
	TDC Soft, Inc.	5,100	46,742
*	TeamSpirit, Inc.	3,500	13,520
	TechMatrix Corp.	9,900	140,951
#	Techno Horizon Co. Ltd.	5,200	31,415
	Techno Quartz, Inc.	100	36,499
	Tecnos Japan, Inc.	3,800	15,898
	Temairazu, Inc.	700	26,152
	Tenpos Holdings Co. Ltd.	1,600	31,140
	Terilogy Co. Ltd.	2,200	6,889

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T-Gaia Corp.	6,600	$95,754
	TKC Corp.	8,200	215,480
	Tobila Systems, Inc.	1,100	8,202
	Tocalo Co. Ltd.	23,500	285,574
*	Toda Kogyo Corp.	600	17,808
	Toho Titanium Co. Ltd.	10,500	81,697
	Tokai Carbon Co. Ltd.	22,900	237,511
	TOKAI Holdings Corp.	29,500	226,037
	Token Corp.	1,600	129,603
*	Tokyo Base Co. Ltd.	5,200	20,550
	Tokyo Electron Device Ltd.	2,800	134,956
#	Tokyo Individualized Educational Institute, Inc.	9,500	49,500
	Tokyo Seimitsu Co. Ltd.	14,300	606,554
	Tokyotokeiba Co. Ltd.	6,000	219,950
#	Tomen Devices Corp.	1,200	72,010
	Tomy Co. Ltd.	25,400	247,971
	Topcon Corp.	24,900	337,959
#	Toridoll Holdings Corp.	17,500	352,358
	Toshiba TEC Corp.	5,500	207,236
	Totech Corp.	1,400	29,707
	Toukei Computer Co. Ltd.	300	12,321
#	Towa Corp.	8,700	196,771
	Towa Pharmaceutical Co. Ltd.	6,100	149,618
	Toyo Gosei Co. Ltd.	2,000	213,570
	Traders Holdings Co. Ltd.	3,120	10,936
	Trancom Co. Ltd.	1,600	113,610
	Trans Genic, Inc.	7,500	27,419
	Transaction Co. Ltd.	4,000	39,101
	Transcosmos, Inc.	7,300	186,050
#	Tri Chemical Laboratories, Inc.	10,400	281,408
	Trusco Nakayama Corp.	8,400	178,768
	Tsubaki Nakashima Co. Ltd.	8,600	106,565
#	Tsugami Corp.	16,200	188,039
	Tsuzuki Denki Co. Ltd.	2,100	30,388
	Ubicom Holdings, Inc.	2,100	40,151
	ULS Group, Inc.	700	22,587
*	Unitika Ltd.	6,400	17,196
	UPR Corp.	1,300	27,000
	Usen-Next Holdings Co. Ltd.	4,800	100,981
	User Local, Inc.	2,500	31,663
	UT Group Co. Ltd.	8,900	255,027
#*	UUUM Co. Ltd.	3,900	29,036
*	Uzabase, Inc.	7,300	69,020
	V Technology Co. Ltd.	2,400	73,083
	Valqua Ltd.	6,500	144,593
	Value HR Co. Ltd.	2,400	50,490
	ValueCommerce Co. Ltd.	5,000	154,161
	Valuence Holdings, Inc.	1,200	13,470
#	V-Cube, Inc.	8,500	57,683
#	Vector, Inc.	12,500	106,176
	Vertex Corp.	2,000	52,218
	VT Holdings Co. Ltd.	19,500	75,710
	Wacom Co. Ltd.	59,700	433,646
	Waseda Academy Co. Ltd.	3,700	33,822
	Watahan & Co. Ltd.	3,300	36,573
	WDB Holdings Co. Ltd.	2,100	49,477
	Weathernews, Inc.	1,500	102,264
	Welbe, Inc.	4,500	47,706
#	Wellnet Corp.	5,700	21,385

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	West Holdings Corp.	7,315	$219,791
	Will Group, Inc.	5,900	63,525
#	WILLs, Inc.	3,200	18,376
	WIN-Partners Co. Ltd.	3,900	33,389
	World Holdings Co. Ltd.	2,400	48,480
	Wow World, Inc.	600	7,332
*	Writeup Co. Ltd.	800	16,273
	YAKUODO Holdings Co. Ltd.	4,300	87,195
	YAMADA Consulting Group Co. Ltd.	4,700	44,826
	Yamaichi Electronics Co. Ltd.	9,200	166,375
#	YA-MAN Ltd.	12,700	100,708
	Yaoko Co. Ltd.	4,300	248,603
	Yasunaga Corp.	1,900	14,315
	YE DIGITAL Corp.	2,000	7,426
	Yokowo Co. Ltd.	5,600	128,641
	Yonex Co. Ltd.	5,500	34,318
*	Yoshimura Food Holdings KK	3,900	16,641
	Yoshinoya Holdings Co. Ltd.	19,100	394,686
	Yotai Refractories Co. Ltd.	3,800	41,338
	Yukiguni Maitake Co. Ltd.	6,000	60,911
	Zenrin Co. Ltd.	10,250	86,080
	ZERIA Pharmaceutical Co. Ltd.	4,000	66,891
	ZIGExN Co. Ltd.	10,500	26,422
TOTAL JAPAN			70,568,146
NETHERLANDS — (2.4%)
	Aalberts NV	8,777	536,539
*Ω	Alfen Beheer BV	10,399	775,472
	Arcadis NV	27,432	1,200,838
	BE Semiconductor Industries NV	19,227	1,612,152
#*	Beter Bed Holding NV	5,725	30,948
	Corbion NV	12,235	510,853
Ω	Flow Traders	7,824	303,456
	Nedap NV	1,373	95,684
*	OCI NV	23,545	644,377
#	PostNL NV	130,161	557,573
	SIF Holding NV	885	10,635
Ω	Signify NV	16,191	857,620
	TKH Group NV	13,417	774,214
TOTAL NETHERLANDS			7,910,361
NEW ZEALAND — (0.5%)
*	AFT Pharmaceuticals Ltd.	3,631	10,177
	Briscoe Group Ltd.	6,337	24,788
	Chorus Ltd.	74,062	339,143
	Delegat Group Ltd.	10,102	88,464
#*	Eroad Ltd.	4,979	15,058
	Freightways Ltd.	36,994	294,575
	Hallenstein Glasson Holdings Ltd.	11,317	46,512
	Heartland Group Holdings Ltd.	32,178	50,106
	NZX Ltd.	56,713	65,824
	PGG Wrightson Ltd.	5,698	20,189
*	Pushpay Holdings Ltd.	89,987	64,567
*	Rakon Ltd.	19,137	23,390
*	Restaurant Brands New Zealand Ltd.	7,481	71,417
	Scales Corp. Ltd.	19,698	62,446
	Skellerup Holdings Ltd.	33,703	130,958
	Summerset Group Holdings Ltd.	22,261	179,430

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Vista Group International Ltd.	12,156	$16,730
	Warehouse Group Ltd.	17,853	35,219
TOTAL NEW ZEALAND			1,538,993
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	142,823	138,362
	AKVA Group ASA	2,179	21,889
*	ArcticZymes Technologies ASA	19,366	192,546
#*	Asetek AS	3,236	12,367
	Atea ASA	22,449	380,189
	Belships ASA	10,796	16,355
	Bonheur ASA	1,119	39,177
	Borregaard ASA	2,229	52,426
	Bouvet ASA	18,210	140,264
*Ω	Crayon Group Holding ASA	15,921	307,750
Ω	Europris ASA	51,346	383,511
Ω	Fjordkraft Holding ASA	24,010	102,376
*	Gaming Innovation Group, Inc.	13,083	28,650
#*	Grieg Seafood ASA	5,682	58,744
Ω	Kid ASA	7,324	83,184
	Kitron ASA	55,251	141,340
	Medistim ASA	3,896	133,854
Ω	Multiconsult ASA	4,480	71,855
*	Nekkar ASA	13,060	14,575
	Norway Royal Salmon ASA	1,190	25,872
*	Norwegian Energy Co. ASA	758	13,773
	Protector Forsikring ASA	15,734	209,578
*	SATS ASA	15,682	34,823
	Selvaag Bolig ASA	10,860	63,918
	Veidekke ASA	29,045	434,140
*	Vow ASA	5,042	11,312
TOTAL NORWAY			3,112,830
PORTUGAL — (0.3%)
#	Altri SGPS SA	17,945	114,774
	CTT-Correios de Portugal SA	51,493	251,554
*	Greenvolt-Energias Renovaveis SA	326	2,208
*	Ibersol SGPS SA	4,131	23,082
*	Mota-Engil SGPS SA	10,817	15,350
	Navigator Co. SA	46,740	176,328
	NOS SGPS SA	91,968	362,447
TOTAL PORTUGAL			945,743
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	100,800	338,885
#*††	Best World International Ltd.	67,600	12,650
	Boustead Singapore Ltd.	48,000	34,484
	CSE Global Ltd.	122,800	43,248
	Del Monte Pacific Ltd.	66,000	18,656
	First Resources Ltd.	178,500	218,953
	Frencken Group Ltd.	118,200	144,767
	Geo Energy Resources Ltd.	212,100	57,621
*	Golden Energy & Resources Ltd.	52,700	11,741
	Hour Glass Ltd.	39,300	55,203
	HRnetgroup Ltd.	67,400	37,943
	iFAST Corp. Ltd.	45,700	212,212
	Micro-Mechanics Holdings Ltd.	11,200	27,518
#*	Oceanus Group Ltd.	3,180,800	66,493

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Propnex Ltd.	30,100	$36,019
	Q&M Dental Group Singapore Ltd.	87,720	37,041
	Riverstone Holdings Ltd.	130,500	68,170
	Sembcorp Industries Ltd.	55,400	94,085
	Sheng Siong Group Ltd.	187,600	207,313
	Singapore Post Ltd.	43,700	20,621
	StarHub Ltd.	158,800	151,844
	UMS Holdings Ltd.	221,075	198,491
	Valuetronics Holdings Ltd.	44,000	17,147
	Vicom Ltd.	33,700	50,708
TOTAL SINGAPORE			2,161,813
SPAIN — (2.3%)
	Acciona SA	3,025	526,909
	Acerinox SA	18,221	232,194
#	ACS Actividades de Construccion y Servicios SA	31,317	790,648
*	Amper SA	271,757	59,245
	Applus Services SA	57,013	502,396
	Cia de Distribucion Integral Logista Holdings SA	25,253	510,919
	CIE Automotive SA	17,150	498,158
	Construcciones y Auxiliar de Ferrocarriles SA	3,914	154,900
	Enagas SA	1,548	33,471
	Faes Farma SA	50,420	194,357
	Fluidra SA	14,190	451,840
	Fomento de Construcciones y Contratas SA	16,037	193,222
Ω	Gestamp Automocion SA	6,615	29,801
Ω	Global Dominion Access SA	23,540	116,278
*	Indra Sistemas SA	54,888	559,265
	Laboratorios Farmaceuticos Rovi SA	6,557	481,440
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	67,136	120,516
	Miquel y Costas & Miquel SA	1,957	27,558
	Pharma Mar SA	1,003	63,127
Ω	Prosegur Cash SA	118,184	86,696
	Prosegur Cia de Seguridad SA	17,360	43,248
#	Sacyr SA	191,132	477,796
*	Solaria Energia y Medio Ambiente SA	18,264	319,158
*Ω	Talgo SA	3,563	18,965
	Vidrala SA	5,198	441,604
	Viscofan SA	10,848	657,801
	Zardoya Otis SA	8,684	68,863
TOTAL SPAIN			7,660,375
SWEDEN — (3.0%)
	AddLife AB, Class B	1,256	36,136
	AddNode Group AB	6,301	244,030
	AddTech AB, Class B	9,255	171,207
	Alligo AB, Class B	1,446	30,446
	Beijer Alma AB	12,510	317,903
	Bilia AB, Class A	464	6,964
	BioGaia AB, Class B	915	49,747
	Biotage AB	16,313	333,092
Ω	Bravida Holding AB	15,714	188,025
	BTS Group AB, Class B	498	18,640
	Bufab AB	8,404	316,941
	Cellavision AB	3,290	107,374
	Concentric AB	10,778	305,014
*	Electrolux Professional AB, Class B	36,464	254,639
	eWork Group AB	2,192	27,567

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Fenix Outdoor International AG	1,047	$133,013
	Ferronordic AB	4,825	138,690
	FormPipe Software AB	3,198	13,634
#	G5 Entertainment AB	1,512	50,489
	GARO AB	7,660	143,063
	GHP Specialty Care AB	10,982	28,532
*Ω	Green Landscaping Group AB	5,723	50,419
	Hexatronic Group AB	8,384	339,958
	HMS Networks AB	6,112	319,654
	Instalco AB	46,365	337,041
	INVISIO AB	9,608	123,537
	Kindred Group PLC	50,767	589,783
	KNOW IT AB	829	30,280
	Lagercrantz Group AB, Class B	51,164	579,103
Ω	LeoVegas AB	31,872	116,306
	Lime Technologies AB	2,381	75,098
	Lindab International AB	24,834	720,963
*	Medcap AB	458	7,971
	MIPS AB	6,413	637,604
	Mycronic AB	13,766	281,659
	NCAB Group AB	28,311	218,327
	Nederman Holding AB	4,197	84,042
	Nolato AB, Class B	50,880	521,383
	Nordic Waterproofing Holding AB	1,776	37,001
*	Note AB	4,907	102,769
	OEM International AB, Class B	9,147	165,752
	Proact IT Group AB	6,525	53,013
#*Ω	Scandic Hotels Group AB	49,528	208,963
	Sectra AB, Class B	30,290	498,930
	Sintercast AB	1,167	18,006
	Softronic AB, Class B	7,712	21,473
	Svedbergs i Dalstorp AB, Class B	2,421	18,800
	Systemair AB	15,099	144,084
	TF Bank AB	1,398	31,933
	Troax Group AB	12,341	432,336
	Vitec Software Group AB, Class B	5,303	238,574
	Volati AB	3,354	66,634
	XANO Industri AB, Class B	1,785	55,787
TOTAL SWEDEN			10,042,329
SWITZERLAND — (6.8%)
	ALSO Holding AG	1,975	555,805
*	APG SGA SA	311	63,735
*	Ascom Holding AG	10,301	134,897
	Bachem Holding AG, Class B	1,343	801,115
	Belimo Holding AG	3,156	1,742,808
	Bellevue Group AG	1,821	83,239
	Bossard Holding AG, Class A	2,277	713,894
	Bucher Industries AG	92	42,360
	Burckhardt Compression Holding AG	829	392,094
	Burkhalter Holding AG	1,005	69,653
	Coltene Holding AG	1,168	139,175
	Comet Holding AG	2,055	655,579
	Daetwyler Holding AG	396	155,491
	dormakaba Holding AG	989	566,299
*	Dufry AG	13,478	698,457
	Emmi AG	557	625,143
	Forbo Holding AG	368	710,450
Ω	Galenica AG	11,690	825,594

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	1,031	$1,507,649
	Gurit Holding AG	21	32,665
	Inficon Holding AG	607	741,427
	Interroll Holding AG	258	1,092,013
	Kardex Holding AG	2,288	635,089
	LEM Holding SA	150	375,317
*Ω	Medacta Group SA	1,718	220,151
*Ω	Medmix AG	915	39,591
	Mobilezone Holding AG	12,589	196,732
	Orior AG	1,862	174,418
*Ω	Sensirion Holding AG	2,994	367,086
	SFS Group AG	4,391	640,638
	Siegfried Holding AG	1,345	1,088,943
	Softwareone Holding AG	14,083	276,697
#	Stadler Rail AG	9,210	438,273
	Sulzer AG	915	87,580
	Swissquote Group Holding SA	3,166	538,588
	Tecan Group AG	3,156	1,534,486
Ω	VAT Group AG	7,219	2,943,961
	VZ Holding AG	3,853	361,158
	Zehnder Group AG	2,510	229,745
TOTAL SWITZERLAND			22,497,995
UNITED KINGDOM — (12.9%)
	4imprint Group PLC	6,662	253,554
	888 Holdings PLC	132,080	455,916
	AG Barr PLC	15,668	104,251
	Air Partner PLC	7,145	11,857
	AJ Bell PLC	71,866	327,730
Ω	Alfa Financial Software Holdings PLC	29,356	66,061
*	AO World PLC	25,696	34,934
	Aptitude Software Group PLC	11,706	84,556
	Ashmore Group PLC	100,506	385,260
	Bodycote PLC	1,395	15,002
*	Boohoo Group PLC	141,579	205,361
	Brewin Dolphin Holdings PLC	84,709	376,116
	Britvic PLC	88,023	1,080,284
	Brooks Macdonald Group PLC	866	29,818
	Bytes Technology Group PLC	60,390	378,506
	Clipper Logistics PLC	25,501	231,660
Ω	CMC Markets PLC	21,662	67,481
	Coats Group PLC	431,804	382,065
	Computacenter PLC	24,476	881,356
Ω	ContourGlobal PLC	55,126	139,410
	Cranswick PLC	13,485	668,250
	CVS Group PLC	22,169	588,853
*	De La Rue PLC	41,764	66,223
	Devro PLC	45,028	134,719
	DFS Furniture PLC	31,037	99,504
*	Dignity PLC	4,160	37,164
	Diploma PLC	28,361	1,064,475
	DiscoverIE Group PLC	6,682	77,158
	Domino's Pizza Group PLC	83,777	439,206
	dotdigital group PLC	83,924	166,926
	Dunelm Group PLC	37,158	669,634
Ω	DWF Group PLC	65,943	103,250
	EKF Diagnostics Holdings PLC	66,452	56,325
	Electrocomponents PLC	5,158	78,096
	EMIS Group PLC	18,658	331,072

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest PLC	263,651	$76,018
*	Ergomed PLC	8,338	127,409
	FDM Group Holdings PLC	26,704	390,573
	Fevertree Drinks PLC	34,539	992,999
Ω	Forterra PLC	69,313	248,327
*	Frasers Group PLC	27,613	274,291
*	Frontier Developments PLC	4,322	80,458
	Future PLC	614	26,184
	Games Workshop Group PLC	8,546	916,283
	Gamma Communications PLC	18,693	393,210
	GB Group PLC	6,659	59,457
	Genus PLC	4,980	257,063
*	Greencore Group PLC	49,321	82,098
	Greggs PLC	33,984	1,232,506
	Hays PLC	95,199	185,508
*	Helios Towers PLC	174,370	360,458
	Hill & Smith Holdings PLC	19,166	388,053
	Hilton Food Group PLC	20,844	292,992
*	Hollywood Bowl Group PLC	33,538	113,915
	HomeServe PLC	107,631	1,109,390
	IDOX PLC	94,139	85,131
	IG Group Holdings PLC	72,607	799,317
	IMI PLC	50,226	1,122,188
	Impax Asset Management Group PLC	29,072	430,076
	Inchcape PLC	109,083	1,243,896
*	Indivior PLC	235,069	715,645
	IntegraFin Holdings PLC	73,456	490,266
Ω	Integrated Diagnostics Holdings PLC	16,300	21,377
	iomart Group PLC	12,676	28,014
*	IWG PLC	196,525	756,917
	James Halstead PLC	83,817	326,074
Ω	JTC PLC	37,660	398,455
	Kainos Group PLC	29,736	611,317
	Keywords Studios PLC	12,274	417,550
	Learning Technologies Group PLC	62,678	142,300
	Liontrust Asset Management PLC	17,876	391,906
	LSL Property Services PLC	10,293	54,984
Ω	Luceco PLC	32,411	131,031
	Macfarlane Group PLC	22,063	37,533
	Man Group PLC	351,183	917,404
	Marshalls PLC	62,376	593,895
	Midwich Group PLC	11,682	95,678
	Mitie Group PLC	76,323	61,844
	Moneysupermarket.com Group PLC	129,570	331,115
	Morgan Advanced Materials PLC	106,291	459,926
	Morgan Sindall Group PLC	5,553	160,445
	Mortgage Advice Bureau Holdings Ltd.	10,128	178,112
*	Motorpoint group PLC	20,730	84,048
	NCC Group PLC	46,954	120,806
	Next Fifteen Communications Group PLC	23,053	384,683
	Nichols PLC	797	13,943
	Ninety One PLC	94,908	333,918
*	Oxford Biomedica PLC	16,114	183,866
	Oxford Instruments PLC	15,187	449,689
	Pagegroup PLC	100,653	794,220
	PayPoint PLC	31,650	282,834
	Plus500 Ltd.	27,850	552,991
	Polar Capital Holdings PLC	20,109	171,066
	Record PLC	11,681	12,319

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Renew Holdings PLC	19,291	$188,605
*	Renewi PLC	24,623	221,850
	Renishaw PLC	3,502	216,248
	RHI Magnesita NV	4,866	224,442
	River & Mercantile Group PLC	8,604	33,395
	RM PLC	19,106	47,930
	Robert Walters PLC	16,780	166,388
	Rotork PLC	251,708	1,156,881
	RWS Holdings PLC	3,722	25,319
	Savills PLC	38,312	698,149
	Serica Energy PLC	39,816	138,392
	Softcat PLC	30,455	674,812
	Spirent Communications PLC	193,208	645,227
	SThree PLC	44,534	282,776
	Strix Group PLC	11,490	37,727
*	Studio Retail Group PLC	9,958	13,858
*	Superdry PLC	12,874	36,276
	Synthomer PLC	104,881	517,795
	Tatton Asset Management PLC	9,729	65,348
	TClarke PLC	14,286	29,045
	Telecom Plus PLC	18,154	367,836
	Topps Tiles PLC	24,408	20,908
	Treatt PLC	14,901	212,267
*	Tremor International Ltd.	10,866	76,548
*	Tremor International Ltd., ADR	4,061	59,331
	Tribal Group PLC	12,157	14,828
*	ULS Technology PLC	7,342	8,336
	Ultra Electronics Holdings PLC	17,948	704,158
	Victrex PLC	24,116	671,733
	Vitec Group PLC	11,286	194,919
	Volex PLC	36,996	149,812
	Volution Group PLC	66,108	447,926
*Ω	Watches of Switzerland Group PLC	47,137	821,196
	Watkin Jones PLC	54,162	193,939
*	WH Smith PLC	29,629	664,741
	Wickes Group PLC	81,507	225,238
	Wilmington PLC	4,671	15,088
	Wincanton PLC	15,672	81,820
	XP Power Ltd.	5,066	333,118
TOTAL UNITED KINGDOM			42,770,209
UNITED STATES — (0.0%)
*	Arko Corp.	9,537	77,622
TOTAL COMMON STOCKS			313,982,909
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Fuchs Petrolub SE	21,351	922,687
	Jungheinrich AG	12,622	539,734
	Sixt SE	5,452	492,591
	STO SE & Co. KGaA	572	143,554
TOTAL GERMANY			2,098,566
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	31,317	15,684

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»

SPAIN — (Continued)
#* Sacyr SA Rights 02/02/22	191,132	$10,522
TOTAL SPAIN		26,206
TOTAL INVESTMENT SECURITIES (Cost $276,533,206)		316,107,681

			Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	1,333,188	15,423,653
TOTAL INVESTMENTS — (100.0%)
(Cost $291,956,124)^^			$331,531,334
As of January 31, 2022, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	9	03/18/22	$2,006,683	$2,026,913	$20,230
Total Futures Contracts			$2,006,683	$2,026,913	$20,230
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$336	$21,054,968	—	$21,055,304
Austria	—	4,822,507	—	4,822,507
Belgium	—	4,412,687	—	4,412,687
Canada	36,228,379	—	—	36,228,379
China	—	411,265	—	411,265
Denmark	—	7,784,813	—	7,784,813
Finland	—	8,000,320	—	8,000,320
France	—	15,893,005	—	15,893,005
Germany	—	18,866,229	—	18,866,229
Greece	—	43,809	—	43,809
Hong Kong	—	7,741,319	$16,952	7,758,271
Ireland	—	1,511,196	—	1,511,196
Israel	895,244	5,391,471	—	6,286,715
Italy	—	11,621,993	—	11,621,993
Japan	—	70,568,146	—	70,568,146
Netherlands	—	7,910,361	—	7,910,361
New Zealand	—	1,538,993	—	1,538,993
Norway	—	3,112,830	—	3,112,830
Portugal	—	945,743	—	945,743
Singapore	—	2,149,163	12,650	2,161,813
Spain	—	7,660,375	—	7,660,375
Sweden	—	10,042,329	—	10,042,329
Switzerland	—	22,497,995	—	22,497,995
United Kingdom	59,331	42,710,878	—	42,770,209
United States	—	77,622	—	77,622

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$2,098,566	—	$2,098,566
Rights/Warrants
Spain	—	26,206	—	26,206
Securities Lending Collateral	—	15,423,653	—	15,423,653
Futures Contracts**	$20,230	—	—	20,230
TOTAL	$37,203,520	$294,318,442	$29,602^	$331,551,564
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (14.7%)
	Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,764,878
	3.125%, 09/12/25	1,000	1,057,158
	5.750%, 06/12/26	200	234,177
	3.000%, 09/11/26	1,200	1,270,637
	3.000%, 03/10/28	2,500	2,668,418
	3.250%, 06/09/28	3,190	3,462,005
	3.250%, 11/16/28	7,100	7,750,864
	2.125%, 09/14/29	945	960,581
	2.125%, 12/14/29	1,000	1,018,128
	5.500%, 07/15/36	3,295	4,621,542
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	3,408,368
	6.750%, 03/15/31	3,815	5,340,768
	6.250%, 07/15/32	4,239	5,937,429
	Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,888,519
	1.875%, 09/24/26	6,000	6,073,716
	0.750%, 10/08/27	1,750	1,657,395
	6.250%, 05/15/29	4,330	5,630,537
	7.125%, 01/15/30	3,583	4,979,543
	7.250%, 05/15/30	3,316	4,685,764
	0.875%, 08/05/30	10,700	9,825,055
	6.625%, 11/15/30	4,400	6,062,089
	TOTAL AGENCY OBLIGATIONS		82,297,571
BONDS — (51.1%)
	3M Co.
	2.875%, 10/15/27	850	886,843
	2.375%, 08/26/29	1,000	1,001,473
	7-Eleven, Inc.
Ω	2.500%, 02/10/41	350	304,466
	ABB Finance USA, Inc.
	2.875%, 05/08/22	100	100,560
	Activision Blizzard, Inc.
	3.400%, 06/15/27	100	105,669
#	1.350%, 09/15/30	2,500	2,260,347
	Aetna, Inc.
	3.500%, 11/15/24	50	51,958
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	156,578
	3.300%, 06/15/30	800	821,058
	Aflac, Inc.
	3.625%, 11/15/24	250	263,165
#	3.250%, 03/17/25	50	52,155
	Ahold Finance USA LLC
	6.875%, 05/01/29	40	50,506
		Face Amount	Value†
		(000)

Airbus SE
Ω	3.150%, 04/10/27	200	$207,878
Aker BP ASA
Ω	3.750%, 01/15/30	1,400	1,438,932
Albemarle Corp.
	4.150%, 12/01/24	200	211,504
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	600	628,351
Ω	3.439%, 05/13/41	1,150	1,132,549
Alphabet, Inc.
	1.998%, 08/15/26	200	201,696
	1.100%, 08/15/30	8,000	7,293,534
Amazon.com, Inc.
	3.150%, 08/22/27	800	841,769
	1.500%, 06/03/30	4,500	4,224,511
#	2.100%, 05/12/31	2,000	1,943,010
	4.800%, 12/05/34	1,500	1,837,167
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	122,753
American Express Co.
Ω	3.300%, 05/03/27	700	730,566
American Honda Finance Corp.
	1.950%, 05/20/22	1,000	1,004,317
	2.300%, 09/09/26	750	757,625
American International Group, Inc.
	4.125%, 02/15/24	350	367,245
	3.900%, 04/01/26	200	212,475
American Water Capital Corp.
	2.950%, 09/01/27	100	103,026
Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	31,292
	3.700%, 10/15/24	400	420,733
	2.875%, 09/15/26	500	515,900
AmerisourceBergen Corp.
	3.450%, 12/15/27	200	209,801
Anthem, Inc.
	3.500%, 08/15/24	150	155,854
	3.650%, 12/01/27	1,100	1,169,826
	4.101%, 03/01/28	400	433,658
	2.250%, 05/15/30	500	479,253
ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	500	530,604
Aon Corp.
	3.750%, 05/02/29	1,000	1,066,434
Aon PLC
#	3.500%, 06/14/24	275	285,118
Apple, Inc.
	3.250%, 02/23/26	250	262,034
	2.450%, 08/04/26	695	710,058

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	3.350%, 02/09/27	2,300	$2,434,222
	3.000%, 06/20/27	1,000	1,048,055
	3.000%, 11/13/27	500	521,672
	1.650%, 02/08/31	1,500	1,407,953
	Applied Materials, Inc.
	3.300%, 04/01/27	300	315,787
	Ares Capital Corp.
	3.200%, 11/15/31	500	468,367
	Arrow Electronics, Inc.
	3.875%, 01/12/28	400	423,035
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	1,000	946,267
	AT&T, Inc.
	2.750%, 06/01/31	1,025	1,011,144
	2.550%, 12/01/33	228	214,306
	Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25	250	267,210
	Autodesk, Inc.
	3.500%, 06/15/27	845	890,693
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	1,264	1,334,551
	1.250%, 09/01/30	3,800	3,471,305
	AutoZone, Inc.
	3.125%, 04/21/26	450	466,212
	AvalonBay Communities, Inc.
#	2.050%, 01/15/32	1,300	1,231,922
	Avnet, Inc.
	4.625%, 04/15/26	250	267,715
	AXIS Specialty Finance PLC
	4.000%, 12/06/27	728	776,231
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	600	627,000
	Banco Santander SA
	3.800%, 02/23/28	200	210,804
	Bank of America Corp.
	3.300%, 01/11/23	150	153,235
#	4.000%, 04/01/24	136	142,772
	Bank of Montreal
	1.850%, 05/01/25	2,000	1,997,355
	Bank of New York Mellon Corp.
	3.650%, 02/04/24	300	312,151
	1.600%, 04/24/25	850	842,123
	2.800%, 05/04/26	500	515,357
	Bank of Nova Scotia
#	2.150%, 08/01/31	3,000	2,859,500
	Barclays PLC
	4.375%, 01/12/26	500	534,015
	Barrick North America Finance LLC
	5.700%, 05/30/41	500	643,187
	Best Buy Co., Inc.
	4.450%, 10/01/28	500	552,538
		Face Amount	Value†
		(000)

BlackRock, Inc.
	3.200%, 03/15/27	350	$369,324
#	3.250%, 04/30/29	2,000	2,116,995
	2.400%, 04/30/30	1,000	989,042
	1.900%, 01/28/31	5,000	4,760,362
Booking Holdings, Inc.
	3.600%, 06/01/26	635	673,248
	4.625%, 04/13/30	1,000	1,143,230
BPCE SA
	4.000%, 04/15/24	500	524,205
British Telecommunications PLC
	5.125%, 12/04/28	500	552,997
Ω	3.250%, 11/08/29	1,000	994,915
Broadcom, Inc.
	4.150%, 11/15/30	759	807,617
	4.300%, 11/15/32	500	534,386
Ω	3.419%, 04/15/33	767	763,998
Ω	3.137%, 11/15/35	483	457,828
#Ω	3.187%, 11/15/36	41	38,941
Ω	3.500%, 02/15/41	150	142,428
Brown & Brown, Inc.
	4.200%, 09/15/24	240	252,878
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	965	1,027,368
Campbell Soup Co.
	4.150%, 03/15/28	86	93,165
Canadian Pacific Railway Co.
	2.900%, 02/01/25	50	51,591
Capital One Financial Corp.
	3.750%, 04/24/24	50	52,066
	3.750%, 03/09/27	700	740,713
	3.800%, 01/31/28	700	739,861
Cardinal Health, Inc.
	3.410%, 06/15/27	500	524,478
Carrier Global Corp.
	3.377%, 04/05/40	1,000	989,764
Charles Schwab Corp.
	3.625%, 04/01/25	30	31,495
#	3.200%, 03/02/27	700	732,585
Choice Hotels International, Inc.
	3.700%, 12/01/29	1,500	1,562,160
Chubb INA Holdings, Inc.
	3.350%, 05/15/24	50	51,946
Cigna Corp.
	3.500%, 06/15/24	250	259,076
	3.250%, 04/15/25	750	778,656
	3.400%, 03/01/27	56	58,501
	2.400%, 03/15/30	500	483,083
Cincinnati Financial Corp.
	6.920%, 05/15/28	600	753,143
Cisco Systems, Inc.
#	2.500%, 09/20/26	500	515,869
Citigroup, Inc.
	3.875%, 10/25/23	380	396,157
Citizens Bank NA
	3.750%, 02/18/26	2,000	2,125,021

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Citrix Systems, Inc.
	3.300%, 03/01/30	1,500	$1,502,066
	Clorox Co.
	3.900%, 05/15/28	750	820,477
	CME Group, Inc.
	3.000%, 03/15/25	85	88,143
#	3.750%, 06/15/28	1,000	1,084,458
	CNA Financial Corp.
	3.950%, 05/15/24	300	312,816
	4.500%, 03/01/26	280	303,758
	Coca-Cola Co.
	2.900%, 05/25/27	400	418,639
	Comcast Corp.
	3.375%, 08/15/25	500	523,675
	3.150%, 03/01/26	200	208,610
	3.750%, 04/01/40	1,300	1,376,897
	Comerica, Inc.
	4.000%, 02/01/29	500	544,250
	Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27	100	105,055
	Conagra Brands, Inc.
	4.850%, 11/01/28	1,000	1,118,747
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	300	310,816
	5.300%, 03/01/35	350	417,955
	Cooperatieve Rabobank UA
	3.875%, 02/08/22	50	50,026
	3.375%, 05/21/25	1,500	1,573,447
	Costco Wholesale Corp.
	3.000%, 05/18/27	1,200	1,255,829
	1.600%, 04/20/30	5,500	5,171,216
	1.750%, 04/20/32	2,600	2,426,855
	Cox Communications, Inc.
Ω	3.500%, 08/15/27	400	417,933
	Credit Suisse AG
#	3.625%, 09/09/24	500	521,508
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	216,309
	Crown Castle International Corp.
	2.900%, 04/01/41	550	499,178
	CVS Health Corp.
	2.750%, 12/01/22	200	202,119
	Deere & Co.
	5.375%, 10/16/29	80	96,537
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,595,674
	Discover Bank
	4.650%, 09/13/28	1,400	1,545,209
	Discovery Communications LLC
	3.900%, 11/15/24	150	157,445
	4.900%, 03/11/26	200	217,039
	Dollar General Corp.
	3.250%, 04/15/23	100	101,836
	4.150%, 11/01/25	500	534,260
		Face Amount	Value†
		(000)

	Dollar Tree, Inc.
	4.200%, 05/15/28	600	$651,348
	Eaton Corp.
#	3.103%, 09/15/27	400	416,738
	4.000%, 11/02/32	900	1,002,057
	Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,570,610
	Ecolab, Inc.
#	2.700%, 11/01/26	500	516,947
	Electronic Arts, Inc.
	4.800%, 03/01/26	164	180,348
	Enbridge Energy Partners LP
	5.500%, 09/15/40	650	785,312
	Enbridge, Inc.
	3.500%, 06/10/24	300	309,193
	3.700%, 07/15/27	500	527,671
	Enel Finance International NV
Ω	3.500%, 04/06/28	200	208,368
Ω	6.000%, 10/07/39	750	955,734
	Enterprise Products Operating LLC
	3.900%, 02/15/24	100	104,244
	Equinix, Inc.
	2.150%, 07/15/30	300	280,918
	Equinor ASA
	2.650%, 01/15/24	100	102,256
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	209,446
	Exelon Corp.
	3.400%, 04/15/26	200	209,663
	Exelon Generation Co. LLC
#	3.250%, 06/01/25	1,000	1,034,856
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	1,995,409
	Extra Space Storage LP
#	2.350%, 03/15/32	900	844,163
	FedEx Corp.
#	4.900%, 01/15/34	672	776,740
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	718,789
	Fifth Third Bancorp
	3.950%, 03/14/28	500	537,904
	Flex Ltd.
	4.875%, 06/15/29	700	774,866
	FMR LLC
Ω	4.950%, 02/01/33	250	294,129
	Fortune Brands Home & Security, Inc.
#	3.250%, 09/15/29	2,000	2,049,238
	Franklin Resources, Inc.
	1.600%, 10/30/30	1,800	1,649,058
	GATX Corp.
	3.250%, 09/15/26	400	411,461
	General Mills, Inc.
	4.200%, 04/17/28	400	435,422

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	$142,955
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	54,460
	Global Payments, Inc.
	4.800%, 04/01/26	530	573,352
	4.450%, 06/01/28	1,107	1,205,619
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	2,000	2,089,729
	3.750%, 02/25/26	1,150	1,214,571
	Halliburton Co.
	3.500%, 08/01/23	11	11,273
	Harley-Davidson, Inc.
	3.500%, 07/28/25	585	606,254
	Hasbro, Inc.
	3.500%, 09/15/27	100	104,395
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	949,076
	Honeywell International, Inc.
#	2.500%, 11/01/26	700	716,592
	HP, Inc.
	3.400%, 06/17/30	2,000	2,046,519
	6.000%, 09/15/41	500	626,252
	HSBC Holdings PLC
	4.300%, 03/08/26	200	214,449
	3.900%, 05/25/26	1,000	1,058,308
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	494,364
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	103,795
	ING Groep NV
	3.550%, 04/09/24	500	518,067
	4.050%, 04/09/29	700	759,804
	Intel Corp.
	3.150%, 05/11/27	500	523,443
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23	300	312,810
	2.650%, 09/15/40	2,750	2,512,730
	International Business Machines Corp.
	3.300%, 01/27/27	750	789,100
	1.950%, 05/15/30	3,000	2,837,022
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	130,438
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22	600	605,800
	Invitation Homes Operating Partnership L.P.
	2.700%, 01/15/34	1,000	937,073
	ITC Holdings Corp.
	3.650%, 06/15/24	200	206,889
	Jabil, Inc.
	3.600%, 01/15/30	750	779,725
		Face Amount	Value†
		(000)

	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	$377,148
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	443,419
	JPMorgan Chase & Co.
	3.875%, 02/01/24	500	523,983
	3.900%, 07/15/25	1,000	1,061,217
	2.950%, 10/01/26	500	515,371
	Kellogg Co.
	2.750%, 03/01/23	75	76,082
	3.250%, 04/01/26	200	208,107
	3.400%, 11/15/27	500	526,133
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25	250	258,939
	KeyBank NA
	3.300%, 06/01/25	250	262,050
	KeyCorp
	2.550%, 10/01/29	800	798,216
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,776,068
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	50,789
	Kimco Realty Corp.
#	2.700%, 10/01/30	2,200	2,169,892
	Kroger Co.
	7.500%, 04/01/31	424	577,153
	Laboratory Corp. of America Holdings
#	3.600%, 09/01/27	750	792,113
	Lam Research Corp.
#	4.000%, 03/15/29	250	274,639
	Lear Corp.
	3.800%, 09/15/27	111	117,164
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	914,255
	Legg Mason, Inc.
	4.750%, 03/15/26	30	33,064
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	1,126,457
	Lincoln National Corp.
	3.350%, 03/09/25	75	78,043
#	3.400%, 01/15/31	450	470,699
	7.000%, 06/15/40	1,000	1,444,826
	Lloyds Banking Group PLC
	4.450%, 05/08/25	700	748,004
	3.750%, 01/11/27	450	475,591
	4.375%, 03/22/28	1,000	1,092,183
	Loews Corp.
	2.625%, 05/15/23	50	50,650
	3.750%, 04/01/26	200	213,601
	Lowe's Cos., Inc.
	3.875%, 09/15/23	50	51,712
	3.375%, 09/15/25	125	131,279
	LyondellBasell Industries NV
	5.750%, 04/15/24	100	107,571

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	250	$266,825
	Manufacturers & Traders Trust Co.
#	2.900%, 02/06/25	1,300	1,342,772
	Marriott International, Inc.
#	2.750%, 10/15/33	2,000	1,867,636
	Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,282,228
	Marsh & McLennan Cos., Inc.
#	3.500%, 03/10/25	250	261,649
	2.375%, 12/15/31	74	71,545
	Mastercard, Inc.
#	2.950%, 11/21/26	300	314,614
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	158,609
	McDonald's Corp.
	3.700%, 01/30/26	150	158,985
	Medtronic, Inc.
	3.500%, 03/15/25	96	100,833
	4.375%, 03/15/35	500	585,232
	MetLife, Inc.
	3.600%, 04/10/24	50	52,183
#	3.000%, 03/01/25	250	259,486
	5.700%, 06/15/35	2,850	3,660,764
	Micron Technology, Inc.
#	4.663%, 02/15/30	600	663,264
	Microsoft Corp.
	3.300%, 02/06/27	1,900	2,014,827
	4.200%, 11/03/35	600	705,734
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22	400	400,778
	Morgan Stanley
	3.875%, 04/29/24	350	365,458
	3.875%, 01/27/26	400	424,442
	3.625%, 01/20/27	400	422,238
	Morgan Stanley Domestic Holdings, Inc.
	2.950%, 08/24/22	300	302,792
	4.500%, 06/20/28	750	822,428
	Mosaic Co.
	4.250%, 11/15/23	194	201,965
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	999,466
	MPLX LP
	4.125%, 03/01/27	397	422,578
	Nasdaq, Inc.
	4.250%, 06/01/24	375	394,198
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27	250	265,598
	National Bank of Canada
	2.100%, 02/01/23	1,000	1,010,394
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	172,391
	Nationwide Building Society
Ω	3.900%, 07/21/25	600	633,405
		Face Amount	Value†
		(000)

	Natwest Group PLC
	4.800%, 04/05/26	200	$217,793
	NetApp, Inc.
	3.300%, 09/29/24	200	206,624
#	2.700%, 06/22/30	500	491,326
	NIKE, Inc.
#	2.375%, 11/01/26	500	512,725
	2.850%, 03/27/30	7,900	8,136,595
	Nomura Holdings, Inc.
	2.679%, 07/16/30	400	388,022
	Northern Trust Corp.
	1.950%, 05/01/30	600	577,371
	Nucor Corp.
	3.950%, 05/01/28	300	324,183
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	52,723
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	300	313,552
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,276,499
	3.250%, 11/15/27	1,750	1,798,256
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	800	844,866
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26	721	749,867
	PepsiCo, Inc.
	2.750%, 03/05/22	100	100,229
	Phillips 66 Partners LP
	3.550%, 10/01/26	200	208,456
#	3.750%, 03/01/28	500	522,944
	3.150%, 12/15/29	465	468,015
	PNC Bank NA
	3.250%, 06/01/25	250	261,492
	PPG Industries, Inc.
	2.800%, 08/15/29	473	483,029
	Primerica, Inc.
	2.800%, 11/19/31	1,700	1,672,187
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	204,319
	3.100%, 11/15/26	100	103,595
	Progressive Corp.
	2.450%, 01/15/27	200	203,882
	Province of Quebec Canada
	7.500%, 09/15/29	500	684,695
	PulteGroup, Inc.
	6.000%, 02/15/35	1,500	1,858,350
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	594,865
	Quest Diagnostics, Inc.
#	3.500%, 03/30/25	200	208,331
	Realty Income Corp.
	1.800%, 03/15/33	2,000	1,806,356
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	400	427,278

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	3.150%, 06/15/30	1,300	$1,325,359
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	309,286
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	211,785
	Royalty Pharma PLC
	2.200%, 09/02/30	1,800	1,666,601
	3.300%, 09/02/40	975	911,980
	Ryder System, Inc.
	2.875%, 06/01/22	135	135,723
	3.350%, 09/01/25	1,000	1,038,643
	salesforce.com, Inc.
	3.700%, 04/11/28	200	215,585
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	266,405
	4.400%, 07/13/27	200	213,223
	Santander UK PLC
#	4.000%, 03/13/24	50	52,411
	Schlumberger Investment SA
	2.650%, 06/26/30	439	435,343
	Shell International Finance BV
	3.250%, 05/11/25	1,222	1,277,153
	2.875%, 05/10/26	850	883,247
#	4.125%, 05/11/35	650	730,906
	Sherwin-Williams Co.
	3.450%, 08/01/25	100	103,968
	2.950%, 08/15/29	1,000	1,020,442
	Simon Property Group LP
#	2.200%, 02/01/31	1,000	950,033
	2.250%, 01/15/32	2,500	2,365,812
	Societe Generale SA
Ω	3.000%, 01/22/30	1,900	1,881,088
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	214,365
	Southwest Gas Corp.
	3.700%, 04/01/28	100	106,223
	2.200%, 06/15/30	500	473,654
	Spectra Energy Partners LP
	4.750%, 03/15/24	400	421,781
	Standard Chartered PLC
Ω	4.050%, 04/12/26	200	211,231
	State Street Corp.
#	3.550%, 08/18/25	200	211,839
	Steel Dynamics, Inc.
	3.250%, 01/15/31	125	127,146
	Stryker Corp.
	3.375%, 05/15/24	200	206,933
	3.375%, 11/01/25	500	522,772
	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26	800	849,974
	3.040%, 07/16/29	800	813,347
	2.130%, 07/08/30	800	758,564
	Sysco Corp.
	3.300%, 07/15/26	1,000	1,044,473
		Face Amount	Value†
		(000)

	Target Corp.
#	2.500%, 04/15/26	195	$200,723
	TCI Communications, Inc.
	7.875%, 02/15/26	140	170,013
	Telefonica Europe BV
	8.250%, 09/15/30	975	1,343,197
	Texas Instruments, Inc.
	2.900%, 11/03/27	500	522,620
	1.750%, 05/04/30	1,305	1,244,313
	Thomson Reuters Corp.
	4.300%, 11/23/23	400	416,477
	TJX Cos., Inc.
	2.250%, 09/15/26	1,150	1,168,199
	TransCanada PipeLines Ltd.
	4.875%, 01/15/26	90	98,268
	4.250%, 05/15/28	500	541,538
	4.625%, 03/01/34	400	451,006
	Travelers Cos., Inc.
	5.350%, 11/01/40	800	1,030,888
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	675	913,287
	Truist Bank
	2.450%, 08/01/22	400	403,012
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25	200	207,794
	U.S. Bancorp
	3.700%, 01/30/24	75	78,346
	U.S. Bank NA
	2.800%, 01/27/25	750	774,361
	UDR, Inc.
	2.100%, 06/15/33	1,000	910,011
	Unilever Capital Corp.
	2.000%, 07/28/26	100	99,844
	Union Pacific Corp.
	3.750%, 03/15/24	200	208,488
	2.891%, 04/06/36	650	647,464
	United Parcel Service, Inc.
	2.450%, 10/01/22	100	101,088
	Valero Energy Corp.
	3.400%, 09/15/26	250	259,817
	Verizon Communications, Inc.
	4.329%, 09/21/28	823	906,349
	4.016%, 12/03/29	151	163,975
Ω	2.355%, 03/15/32	238	226,010
	ViacomCBS, Inc.
	3.875%, 04/01/24	31	32,311
#	3.500%, 01/15/25	250	259,307
#	2.900%, 01/15/27	704	715,523
	4.200%, 05/19/32	500	542,545
	Visa, Inc.
	3.150%, 12/14/25	375	393,285
	2.050%, 04/15/30	2,000	1,958,075
#	4.150%, 12/14/35	3,300	3,768,583
	VMware, Inc.
	3.900%, 08/21/27	560	594,897
	Vodafone Group PLC
	7.875%, 02/15/30	200	270,982

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	158	$165,258
Walmart, Inc.
2.550%, 04/11/23	100	101,415
1.800%, 09/22/31	2,000	1,907,568
Walt Disney Co.
3.700%, 09/15/24	200	209,048
6.200%, 12/15/34	300	398,366
Waste Management, Inc.
1.500%, 03/15/31	1,100	999,316
Wells Fargo & Co.
3.000%, 02/19/25	850	872,692
Welltower, Inc.
4.125%, 03/15/29	450	489,402
2.750%, 01/15/31	1,000	986,753
Westlake Chemical Corp.
3.375%, 06/15/30	100	103,063
Westpac Banking Corp.
2.500%, 06/28/22	708	713,654
2.850%, 05/13/26	300	311,390
3.350%, 03/08/27	550	580,995
# 2.150%, 06/03/31	7,405	7,193,982
WestRock MWV LLC
# 8.200%, 01/15/30	222	299,992
Whirlpool Corp.
3.700%, 05/01/25	200	210,088
4.750%, 02/26/29	1,000	1,124,649
WP Carey, Inc.
2.450%, 02/01/32	1,000	952,838
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,676,742
Zoetis, Inc.
3.000%, 09/12/27	355	365,855
TOTAL BONDS		286,249,678
U.S. TREASURY OBLIGATIONS — (31.3%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,225,039
6.625%, 02/15/27	3,000	3,725,273
6.125%, 11/15/27	1,250	1,557,715
5.250%, 11/15/28	250	306,455
5.250%, 02/15/29	4,500	5,548,887
6.250%, 05/15/30	800	1,078,875
5.375%, 02/15/31	1,000	1,305,000
4.500%, 02/15/36	9,000	11,996,719
1.750%, 08/15/41	5,800	5,401,250
U.S. Treasury Notes
2.250%, 11/15/25	2,000	2,053,594
	Face Amount	Value†
	(000)

1.625%, 05/15/26	2,500	$2,505,469
1.500%, 08/15/26	3,500	3,485,645
1.625%, 09/30/26	2,000	2,002,813
2.000%, 11/15/26	3,000	3,055,312
1.625%, 11/30/26	1,500	1,502,520
1.500%, 01/31/27	2,000	1,989,531
2.250%, 02/15/27	2,500	2,576,562
2.375%, 05/15/27	3,775	3,915,825
0.500%, 06/30/27	3,500	3,291,914
2.250%, 08/15/27	3,700	3,815,191
0.500%, 10/31/27	3,800	3,552,852
2.250%, 11/15/27	3,000	3,092,461
0.625%, 11/30/27	1,250	1,175,684
0.625%, 12/31/27	3,000	2,817,773
2.750%, 02/15/28	3,200	3,392,000
1.125%, 02/29/28	4,500	4,348,477
1.250%, 03/31/28	5,250	5,105,010
1.250%, 04/30/28	5,800	5,635,289
2.875%, 05/15/28	5,250	5,612,783
2.875%, 08/15/28	4,250	4,549,492
3.125%, 11/15/28	5,000	5,442,969
2.625%, 02/15/29	4,000	4,233,906
2.375%, 05/15/29	3,900	4,067,730
1.625%, 08/15/29	4,250	4,217,793
1.750%, 11/15/29	3,500	3,504,922
1.500%, 02/15/30	8,100	7,951,289
0.625%, 05/15/30	8,050	7,351,600
0.625%, 08/15/30	8,100	7,376,695
0.875%, 11/15/30	9,200	8,541,266
1.125%, 02/15/31	7,400	7,008,320
1.625%, 05/15/31	6,000	5,927,812
1.250%, 08/15/31	8,500	8,110,859
TOTAL U.S. TREASURY OBLIGATIONS		175,356,571
TOTAL INVESTMENT SECURITIES (Cost $548,922,083)		543,903,820

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	1,423,951	16,473,692
TOTAL INVESTMENTS — (100.0%)
(Cost $565,394,814)^^			$560,377,512

DFA Social Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$82,297,571	—	$82,297,571
Bonds	—	286,249,678	—	286,249,678
U.S. Treasury Obligations	—	175,356,571	—	175,356,571
Securities Lending Collateral	—	16,473,692	—	16,473,692
TOTAL	—	$560,377,512	—	$560,377,512

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.7%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/22	44,452	$44,964,914
0.125%, 07/15/22	37,765	38,636,521
0.125%, 01/15/23	43,825	45,029,200
0.375%, 07/15/23	10,748	11,224,731
0.625%, 01/15/24	44,247	46,612,065
0.500%, 04/15/24	32,395	34,167,521
0.125%, 10/15/24	38,723	40,855,379
2.375%, 01/15/25	39,251	44,126,240
0.125%, 04/15/25	39,539	41,740,629
0.375%, 07/15/25	38,379	41,075,350
0.125%, 10/15/25	39,361	41,750,428
0.625%, 01/15/26	39,239	42,367,470
TOTAL U.S. TREASURY OBLIGATIONS		472,550,448

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.7%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	96,221,332	1,195,068,950
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	73,146,432	719,029,423
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,914,098,373
TOTAL INVESTMENT SECURITIES (Cost $2,438,532,261)		2,386,648,821

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	14,183,552	14,183,552
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $2,452,715,825)^^			$2,400,832,385
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$472,550,448	—	$472,550,448
Affiliated Investment Companies	$1,914,098,373	—	—	1,914,098,373
Temporary Cash Investments	14,183,552	—	—	14,183,552
Securities Lending Collateral	—	12	—	12
TOTAL	$1,928,281,925	$472,550,460	—	$2,400,832,385

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.3%)
*	Altice USA, Inc., Class A	179,381	$2,586,674
	Cable One, Inc.	1,354	2,091,564
*	Charter Communications, Inc., Class A	59,976	35,586,160
	Interpublic Group of Cos., Inc.	72,570	2,579,138
*	Match Group, Inc.	4,952	558,090
	Omnicom Group, Inc.	166,633	12,557,463
#	Sirius XM Holdings, Inc.	45,907	291,969
	Verizon Communications, Inc.	2,503,435	133,257,845
TOTAL COMMUNICATION SERVICES			189,508,903
CONSUMER DISCRETIONARY — (16.7%)
*	Amazon.com, Inc.	92,439	276,528,495
	Best Buy Co., Inc.	272,637	27,067,401
*	Burlington Stores, Inc.	2,810	665,773
	Dollar General Corp.	90,012	18,765,702
	eBay, Inc.	381,744	22,931,362
*	Etsy, Inc.	89,750	14,097,930
	Hanesbrands, Inc.	101	1,626
*	Hilton Worldwide Holdings, Inc.	24,240	3,517,466
	Home Depot, Inc.	459,535	168,640,154
	Lowe's Cos., Inc.	318,826	75,673,351
*	Lululemon Athletica, Inc.	64,819	21,633,990
*	Marriott International, Inc., Class A	211,117	34,015,171
	NIKE, Inc., Class B	515,210	76,287,145
*	NVR, Inc.	1,178	6,275,465
*	O'Reilly Automotive, Inc.	42,428	27,652,449
	Pool Corp.	16,059	7,648,099
*	RH	10,579	4,261,433
	Ross Stores, Inc.	279,077	27,279,777
	Service Corp. International	76,856	4,743,552
	Starbucks Corp.	125,207	12,310,352
	Target Corp.	303,381	66,874,274
	TJX Cos., Inc.	447,302	32,192,325
	Tractor Supply Co.	99,767	21,780,134
	Travel & Leisure Co.	7,845	445,596
*	Ulta Beauty, Inc.	15,892	5,780,556
	Whirlpool Corp.	15,869	3,335,505
	Williams-Sonoma, Inc.	58,255	9,352,258
TOTAL CONSUMER DISCRETIONARY			969,757,341
CONSUMER STAPLES — (12.1%)
	Altria Group, Inc.	940,393	47,847,196
	Brown-Forman Corp., Class A	4,389	274,927
	Brown-Forman Corp., Class B	198,462	13,382,293
	Campbell Soup Co.	120,991	5,338,123
	Clorox Co.	51,813	8,697,330
	Coca-Cola Co.	1,623,245	99,034,178
	Colgate-Palmolive Co.	222,549	18,349,165
	Costco Wholesale Corp.	235,203	118,808,091
	Estee Lauder Cos., Inc., Class A	86,812	27,067,114
*	Herbalife Nutrition Ltd.	8,932	379,699
	Hershey Co.	110,733	21,822,152

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kellogg Co.	247,566	$15,596,658
	Kimberly-Clark Corp.	77,197	10,626,167
	Kroger Co.	743,305	32,400,665
	Lamb Weston Holdings, Inc.	71,525	4,592,620
	PepsiCo, Inc.	802,852	139,310,879
	Procter & Gamble Co.	569,500	91,376,275
	Sysco Corp.	440,209	34,402,333
	Walmart, Inc.	68,111	9,522,599
TOTAL CONSUMER STAPLES			698,828,464
ENERGY — (0.6%)
	Cheniere Energy, Inc.	38,026	4,255,109
	Occidental Petroleum Corp.	759,916	28,626,036
TOTAL ENERGY			32,881,145
FINANCIALS — (4.1%)
	Allstate Corp.	147,728	17,826,338
	American Express Co.	261,812	47,079,034
	Ameriprise Financial, Inc.	61,486	18,710,805
	Aon PLC, Class A	167,784	46,382,209
	Discover Financial Services	177,734	20,572,710
	FactSet Research Systems, Inc.	10,580	4,463,596
	Lazard Ltd., Class A	325	14,183
	LPL Financial Holdings, Inc.	65,582	11,301,090
	Marsh & McLennan Cos., Inc.	34,233	5,259,558
	Moody's Corp.	43,883	15,051,869
	MSCI, Inc.	14,305	7,669,197
	Progressive Corp.	80,457	8,742,458
	S&P Global, Inc.	77,507	32,182,456
	T Rowe Price Group, Inc.	7,094	1,095,526
TOTAL FINANCIALS			236,351,029
HEALTH CARE — (13.2%)
	AbbVie, Inc.	1,081,847	148,094,036
	AmerisourceBergen Corp.	73,030	9,946,686
	Amgen, Inc.	324,244	73,648,782
*	Avantor, Inc.	91,686	3,422,638
	Cardinal Health, Inc.	325,170	16,769,017
*	DaVita, Inc.	138,418	15,000,359
	Eli Lilly & Co.	400,116	98,184,465
	Gilead Sciences, Inc.	581,672	39,949,233
	HCA Healthcare, Inc.	84,774	20,349,999
*	Hologic, Inc.	208,309	14,631,624
*	IDEXX Laboratories, Inc.	58,292	29,571,532
	Johnson & Johnson	744,244	128,225,799
*	Laboratory Corp. of America Holdings	6,388	1,733,448
	McKesson Corp.	2,895	743,204
	Merck & Co., Inc.	721,547	58,791,650
*	Mettler-Toledo International, Inc.	14,593	21,490,819
*	Moderna, Inc.	113,771	19,264,843
*	Molina Healthcare, Inc.	32,953	9,572,187
	Organon & Co.	153,272	4,890,909
*	Regeneron Pharmaceuticals, Inc.	11,219	6,827,771
*	Waters Corp.	14,938	4,781,953
	Zoetis, Inc.	181,044	36,170,781
TOTAL HEALTH CARE			762,061,735

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (12.9%)
	3M Co.	332,301	$55,168,612
	Allegion PLC	36,527	4,482,959
*	Boeing Co.	40,406	8,090,897
	Booz Allen Hamilton Holding Corp., Class A	86,441	6,632,618
	BWX Technologies, Inc.	1,500	66,765
	Carrier Global Corp.	466,956	22,264,462
	Caterpillar, Inc.	281,617	56,762,723
	CH Robinson Worldwide, Inc.	40,262	4,213,418
	Cintas Corp.	68,859	26,960,364
*	Copart, Inc.	54,363	7,026,418
	CSX Corp.	526,405	18,013,579
	Deere & Co.	169,441	63,777,592
*	Delta Air Lines, Inc.	240,217	9,534,213
	Emerson Electric Co.	17,117	1,573,908
	Expeditors International of Washington, Inc.	35,933	4,113,610
	Fastenal Co.	291,411	16,517,176
	Graco, Inc.	31,016	2,250,521
	Honeywell International, Inc.	89,117	18,222,644
*	IAA, Inc.	27,656	1,270,240
	Illinois Tool Works, Inc.	135,400	31,672,768
	JB Hunt Transport Services, Inc.	72,973	14,050,221
	Lennox International, Inc.	2,197	623,113
	Lockheed Martin Corp.	122,934	47,837,307
	Masco Corp.	12,069	764,330
	Northrop Grumman Corp.	42,407	15,686,349
	Otis Worldwide Corp.	20,717	1,769,853
	Robert Half International, Inc.	26,339	2,983,155
	Rockwell Automation, Inc.	94,185	27,240,186
	Rollins, Inc.	64,509	1,990,103
	Toro Co.	34,841	3,364,944
*	Trex Co., Inc.	20,300	1,856,841
	Union Pacific Corp.	408,543	99,909,191
	United Parcel Service, Inc., Class B	383,673	77,582,517
*	United Rentals, Inc.	80,731	25,843,608
	Verisk Analytics, Inc.	100,720	19,754,214
	Waste Management, Inc.	188,954	28,426,240
	WW Grainger, Inc.	44,501	22,032,890
TOTAL INDUSTRIALS			750,330,549
INFORMATION TECHNOLOGY — (33.7%)
	Accenture PLC, Class A	365,721	129,311,631
*	Advanced Micro Devices, Inc.	210,832	24,087,556
	Amphenol Corp., Class A	81,514	6,487,699
	Analog Devices, Inc.	41,955	6,879,361
	Apple, Inc.	1,825,774	319,108,780
	Applied Materials, Inc.	486,267	67,192,374
*	Aspen Technology, Inc.	20,260	3,042,242
*	Autodesk, Inc.	94,223	23,535,963
	Automatic Data Processing, Inc.	232,781	47,992,459
	Broadcom, Inc.	268,432	157,268,940
	Broadridge Financial Solutions, Inc.	74,381	11,842,943
	CDW Corp.	99,547	18,819,360
	Citrix Systems, Inc.	39,521	4,028,771
*	Dell Technologies, Inc., Class C	102,737	5,836,489
*	Dropbox, Inc., Class A	50,704	1,254,924
*	Fair Isaac Corp.	9,573	4,738,539
*	FleetCor Technologies, Inc.	32,698	7,790,625
*	Fortinet, Inc.	79,146	23,525,357
*	Gartner, Inc.	53,466	15,713,123

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	28,760	$2,177,420
	Intel Corp.	700,224	34,184,936
	International Business Machines Corp.	516,074	68,932,004
	Intuit, Inc.	19,484	10,818,101
	Jack Henry & Associates, Inc.	10,151	1,703,439
	KLA Corp.	140,050	54,517,264
*	Kyndryl Holdings, Inc.	103,214	1,742,252
	Lam Research Corp.	72,492	42,764,481
	Mastercard, Inc., Class A	370,415	143,120,948
	Microsoft Corp.	876,062	272,437,761
	NetApp, Inc.	99,721	8,626,864
	NortonLifeLock, Inc.	289,435	7,528,204
	NVIDIA Corp.	78,468	19,213,674
	Oracle Corp.	1,054,524	85,585,168
	Paychex, Inc.	364,844	42,964,029
	QUALCOMM, Inc.	511,799	89,953,792
	Seagate Technology Holdings PLC	177,693	19,039,805
	Skyworks Solutions, Inc.	7,510	1,100,365
	Teradyne, Inc.	116,513	13,682,122
	Texas Instruments, Inc.	513,781	92,218,552
#	Ubiquiti, Inc.	4,939	1,432,508
#	Visa, Inc., Class A	241,283	54,570,976
	VMware, Inc., Class A	7,968	1,023,729
*	Zebra Technologies Corp., Class A	15,050	7,662,256
TOTAL INFORMATION TECHNOLOGY			1,955,457,786
MATERIALS — (2.2%)
	Avery Dennison Corp.	55,076	11,313,712
	Ball Corp.	66,846	6,490,747
*	Berry Global Group, Inc.	30,253	2,039,657
	Crown Holdings, Inc.	89,288	10,214,547
	Dow, Inc.	315,084	18,819,967
	LyondellBasell Industries NV, Class A	236,550	22,881,482
	Nucor Corp.	143,230	14,523,522
	PPG Industries, Inc.	29,778	4,651,324
	RPM International, Inc.	23,545	2,086,322
	Scotts Miracle-Gro Co.	38,977	5,893,322
	Sealed Air Corp.	11,977	813,478
	Sherwin-Williams Co.	103,032	29,519,698
	Southern Copper Corp.	6,256	399,696
TOTAL MATERIALS			129,647,474
UTILITIES — (0.1%)
	NRG Energy, Inc.	165,416	6,605,061
TOTAL COMMON STOCKS Cost ($4,177,935,051)			5,731,429,487

TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	64,925,224	64,925,224
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $4,242,860,287)^^			$5,796,354,723

U.S. High Relative Profitability Portfolio
CONTINUED
As of January 31, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	177	03/18/22	$41,353,044	$39,862,613	$(1,490,431)
Total Futures Contracts			$41,353,044	$39,862,613	$(1,490,431)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$189,508,903	—	—	$189,508,903
Consumer Discretionary	969,757,341	—	—	969,757,341
Consumer Staples	698,828,464	—	—	698,828,464
Energy	32,881,145	—	—	32,881,145
Financials	236,351,029	—	—	236,351,029
Health Care	762,061,735	—	—	762,061,735
Industrials	750,330,549	—	—	750,330,549
Information Technology	1,955,457,786	—	—	1,955,457,786
Materials	129,647,474	—	—	129,647,474
Utilities	6,605,061	—	—	6,605,061
Temporary Cash Investments	64,925,224	—	—	64,925,224
Securities Lending Collateral	—	$12	—	12
Futures Contracts**	(1,490,431)	—	—	(1,490,431)
TOTAL	$5,794,864,280	$12	—	$5,794,864,292
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.5%)
	ALS Ltd.	175,861	$1,476,332
	Aristocrat Leisure Ltd.	166,166	4,816,781
	Aurizon Holdings Ltd.	38,508	96,341
#	BHP Group Ltd.	494,978	15,751,700
#	BHP Group Ltd., Sponsored ADR	439,796	27,971,026
	Brambles Ltd.	713,130	4,899,237
	Carsales.com Ltd.	94,417	1,493,418
	CIMIC Group Ltd.	10,633	124,217
	Cochlear Ltd.	7,722	1,058,940
	Coles Group Ltd.	395,151	4,539,771
	Computershare Ltd.	82,665	1,145,869
	CSL Ltd.	98,021	18,157,663
	Domino's Pizza Enterprises Ltd.	23,006	1,696,997
	Eagers Automotive Ltd.	41,052	373,933
	Endeavour Group Ltd.	306,354	1,368,365
	Evolution Mining Ltd.	617,230	1,550,748
	Fortescue Metals Group Ltd.	499,796	7,018,186
	IDP Education Ltd.	34,865	728,761
	James Hardie Industries PLC	159,118	5,355,152
	JB Hi-Fi Ltd.	56,863	1,860,521
	Magellan Financial Group Ltd.	38,164	507,807
	Medibank Pvt Ltd.	1,041,299	2,281,769
	Metcash Ltd.	401,683	1,127,321
#	Mineral Resources Ltd.	86,536	3,439,022
	Netwealth Group Ltd.	13,066	141,512
	Northern Star Resources Ltd.	89,397	532,799
	Premier Investments Ltd.	26,871	551,334
#	Pro Medicus Ltd.	17,321	559,363
	Ramsay Health Care Ltd.	73,183	3,265,133
	REA Group Ltd.	20,063	2,078,461
	Rio Tinto Ltd.	106,970	8,504,721
	Sonic Healthcare Ltd.	153,195	4,125,588
	Technology One Ltd.	25,673	192,060
	Telstra Corp. Ltd.	1,132,094	3,147,131
	Wesfarmers Ltd.	268,055	10,001,805
	Woolworths Group Ltd.	309,823	7,557,966
TOTAL AUSTRALIA			149,497,750
AUSTRIA — (0.2%)
	OMV AG	49,981	3,059,056
	Verbund AG	5,607	593,838
	voestalpine AG	20,728	689,105
TOTAL AUSTRIA			4,341,999
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	80,096	5,049,340
	Etablissements Franz Colruyt NV	13,999	568,635
#	Proximus SADP	39,773	812,187
	Solvay SA	28,727	3,461,293
	UCB SA	30,232	3,008,242
	Umicore SA	51,735	1,958,462
TOTAL BELGIUM			14,858,159

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.3%)
#	Agnico Eagle Mines Ltd.	90,238	$4,309,857
	Alimentation Couche-Tard, Inc.	184,394	7,437,266
#	ARC Resources Ltd.	274,406	3,214,338
*	Aritzia, Inc.	2,949	136,807
	B2Gold Corp.	157,030	565,785
	Barrick Gold Corp.	40,826	781,818
#*	Bausch Health Cos., Inc.	65,527	1,610,886
#	BCE, Inc.	25,678	1,341,595
*	Canada Goose Holdings, Inc.	1,629	50,027
	Canadian National Railway Co.	155,175	18,904,583
	Canadian Natural Resources Ltd.	277,342	14,122,255
	Canadian Pacific Railway Ltd.	106,160	7,585,485
#	Canadian Tire Corp. Ltd., Class A	22,173	3,201,362
	CCL Industries, Inc., Class B	56,629	2,960,755
*	CGI, Inc.	82,222	7,019,783
	CI Financial Corp.	4,945	91,769
	Constellation Software, Inc.	6,141	10,576,878
	Dollarama, Inc.	89,069	4,595,866
#	Element Fleet Management Corp.	162,542	1,655,917
	Empire Co. Ltd., Class A	68,713	2,120,068
#	Endeavour Mining PLC	58,225	1,297,197
	Fairfax Financial Holdings Ltd.	9,519	4,596,438
	Finning International, Inc.	48,300	1,346,617
	FirstService Corp.	10,444	1,665,090
	George Weston Ltd.	33,809	3,686,900
	Gildan Activewear, Inc.	60,328	2,402,864
	Kinross Gold Corp.	553,621	2,990,300
	Kirkland Lake Gold Ltd.	98,791	3,721,167
#	Loblaw Cos. Ltd.	78,593	6,063,498
	Lundin Mining Corp.	229,554	1,912,423
#	Magna International, Inc.	120,872	9,740,370
	Metro, Inc.	87,772	4,694,661
	National Bank of Canada	134,626	10,770,927
	Northland Power, Inc.	63,016	1,824,819
	Onex Corp.	29,100	2,090,328
	Open Text Corp.	88,625	4,241,741
	Pan American Silver Corp.	57,236	1,240,304
#	Parkland Corp.	47,156	1,253,883
#	Quebecor, Inc., Class B	49,134	1,161,915
#	Restaurant Brands International, Inc.	71,837	4,019,528
	Ritchie Bros Auctioneers, Inc.	30,532	1,861,063
	Rogers Communications, Inc.,Class B	149,592	7,587,041
	Royal Bank of Canada	249,482	28,446,270
	Shaw Communications, Inc.,Class B	191,169	5,698,376
	Stantec, Inc.	28,600	1,517,129
#	Suncor Energy, Inc.	253,393	7,239,438
	TC Energy Corp.	153,457	7,924,256
	TFI International, Inc.	24,400	2,348,579
	Toromont Industries Ltd.	28,093	2,371,158
	West Fraser Timber Co. Ltd.	36,788	3,405,165
	WSP Global, Inc.	35,067	4,675,968
TOTAL CANADA			236,078,513
DENMARK — (2.6%)
	Coloplast AS, Class B	35,250	5,126,135
	Novo Nordisk AS, Class B	490,008	48,740,237
	Pandora AS	46,416	5,047,263
TOTAL DENMARK			58,913,635

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.0%)
	Elisa Oyj	52,630	$3,091,581
	Kesko Oyj, Class A	61,869	1,779,090
	Kesko Oyj, Class B	140,319	4,431,720
	Kone Oyj, Class B	66,640	4,315,883
	Metso Outotec Oyj	287,345	3,081,662
	Neste Oyj	93,384	4,211,574
*	Nokia Oyj, Sponsored ADR	131,009	772,953
	Orion Oyj, Class A	1,017	41,021
	Wartsila OYJ Abp	146,563	1,809,527
TOTAL FINLAND			23,535,011
FRANCE — (9.5%)
	Air Liquide SA	66,793	11,425,560
*	Airbus SE	114,996	14,684,210
	Arkema SA	23,587	3,487,765
	BioMerieux	13,143	1,541,186
	Bouygues SA	88,676	3,127,342
	Bureau Veritas SA	89,945	2,573,537
	Capgemini SE	55,952	12,578,925
	Carrefour SA	281,367	5,354,862
	Cie Generale des Etablissements Michelin SCA	68,161	11,404,958
	Eiffage SA	36,456	3,830,548
	Eurofins Scientific SE	63,629	6,388,533
Ω	Euronext NV	18,509	1,784,495
	Faurecia SE	23,215	1,008,707
	Hermes International	5,957	8,943,953
	Ipsen SA	12,849	1,250,218
	Kering SA	18,215	13,602,321
Ω	La Francaise des Jeux SAEM	16,678	690,529
	Legrand SA	134,420	13,680,331
	LVMH Moet Hennessy Louis Vuitton SE	64,620	53,077,395
	Orange SA	1,002,889	11,781,391
	Publicis Groupe SA	84,773	5,744,292
	Safran SA	640	77,484
	Sartorius Stedim Biotech	5,109	2,240,353
	SEB SA	10,627	1,612,860
	STMicroelectronics NV	116,439	5,475,047
#	STMicroelectronics NV	51,544	2,419,475
	Teleperformance	29,391	11,068,333
	Thales SA	44,519	4,106,763
#*	Ubisoft Entertainment SA	26,267	1,507,318
	Valeo	82,016	2,295,513
TOTAL FRANCE			218,764,204
GERMANY — (7.2%)
	Adidas AG	34,752	9,536,546
	Bayer AG	210,786	12,806,062
	Bayerische Motoren Werke AG	85,241	9,022,155
	Bechtle AG	50,370	3,024,335
	Brenntag SE	58,677	5,027,226
*	Continental AG	38,029	3,686,916
Ω	Covestro AG	94,022	5,640,660
	Daimler AG	196,327	15,665,663
*	Daimler Truck Holding AG	98,163	3,460,626
	Deutsche Boerse AG	55,013	9,778,692
	Deutsche Post AG	218,448	13,146,329
	Deutsche Telekom AG	837,113	15,803,836
	E.ON SE	936,182	12,912,262

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fielmann AG	4,467	$284,891
	Fresenius Medical Care AG & Co. KGaA	82,718	5,624,276
#Ω	Hapag-Lloyd AG	10,586	3,160,159
*	HelloFresh SE	54,540	3,631,312
#	Infineon Technologies AG	166,533	6,915,740
	KION Group AG	30,434	2,813,723
	Knorr-Bremse AG	22,034	2,234,019
	Nemetschek SE	17,446	1,612,571
	Puma SE	34,751	3,716,706
	Rational AG	1,286	1,078,075
	RTL Group SA	9,426	533,563
Ω	Siemens Healthineers AG	13,248	851,346
	Symrise AG	47,572	5,684,824
*Ω	TeamViewer AG	2,998	45,300
	Telefonica Deutschland Holding AG	387,440	1,112,251
*	Vitesco Technologies Group AG, Class A	7,606	376,530
	Volkswagen AG	8,696	2,518,171
	Wacker Chemie AG	5,823	849,809
*Ω	Zalando SE	53,574	4,252,056
TOTAL GERMANY			166,806,630
HONG KONG — (2.2%)
	AIA Group Ltd.	634,400	6,623,016
Ω	BOC Aviation Ltd.	66,300	557,396
Ω	Budweiser Brewing Co. APAC Ltd.	230,800	609,666
	Chow Tai Fook Jewellery Group Ltd.	846,600	1,487,454
	Hang Seng Bank Ltd.	46,700	924,557
	HKT Trust & HKT Ltd.	1,842,000	2,513,584
	Hong Kong Exchanges & Clearing Ltd.	293,437	16,748,120
Ω	JS Global Lifestyle Co. Ltd.	306,500	489,804
	L'Occitane International SA	10,250	40,423
	Man Wah Holdings Ltd.	702,800	1,086,518
	NagaCorp Ltd.	264,000	210,214
	Orient Overseas International Ltd.	75,500	1,870,082
	PCCW Ltd.	69,270	36,479
	Prada SpA	205,200	1,254,766
	SITC International Holdings Co. Ltd.	627,000	2,389,860
	Techtronic Industries Co. Ltd.	571,500	9,429,802
Ω	WH Group Ltd.	3,863,363	2,584,627
	Xinyi Glass Holdings Ltd.	982,000	2,603,247
TOTAL HONG KONG			51,459,615
IRELAND — (0.6%)
	CRH PLC, Sponsored ADR	84,212	4,245,127
	Kerry Group PLC, Class A	8,319	1,048,174
	Kingspan Group PLC	38,555	3,711,190
	Smurfit Kappa Group PLC	71,801	3,784,316
TOTAL IRELAND			12,788,807
ISRAEL — (0.5%)
	Bank Leumi Le-Israel BM	162,635	1,744,259
*	Bezeq The Israeli Telecommunication Corp. Ltd.	83,741	144,154
	Elbit Systems Ltd.	7,308	1,212,839
	ICL Group Ltd.	110,781	1,001,850
	Maytronics Ltd.	10,950	234,660
	Mizrahi Tefahot Bank Ltd.	38,294	1,480,349
#*	Nice Ltd., Sponsored ADR	6,095	1,560,686
*	Nova Ltd.	6,515	762,467

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Phoenix Holdings Ltd.	63,853	$762,347
	Shapir Engineering & Industry Ltd.	32,095	309,662
*	Shikun & Binui Ltd.	63,437	409,974
	Strauss Group Ltd.	8,253	273,792
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	28,435	239,707
*	Tower Semiconductor Ltd.	27,400	943,123
TOTAL ISRAEL			11,079,869
ITALY — (1.9%)
	Amplifon SpA	31,200	1,326,190
	CNH Industrial NV	146,903	2,239,109
	DiaSorin SpA	5,809	895,523
	Enel SpA	1,249,672	9,618,223
	Eni SpA	530,234	7,964,746
	Ferrari NV	19,434	4,487,896
	FinecoBank Banca Fineco SpA	63,342	1,064,923
*	Iveco Group NV	84,859	902,821
	Moncler SpA	66,209	4,249,264
	Recordati Industria Chimica e Farmaceutica SpA	30,316	1,698,317
	Reply SpA	2,319	389,709
	Snam SpA	582,778	3,265,701
	Stellantis NV	349,193	6,742,522
TOTAL ITALY			44,844,944
JAPAN — (20.1%)
	Advantest Corp.	73,700	6,272,794
	Aeon Co. Ltd.	173,600	3,955,849
	Air Water, Inc.	78,500	1,196,532
	Aisin Corp.	79,200	2,875,987
	Ajinomoto Co., Inc.	117,200	3,270,054
	Asics Corp.	61,000	1,184,353
	Bandai Namco Holdings, Inc.	49,400	3,472,234
	BayCurrent Consulting, Inc.	4,700	1,783,737
	Benefit One, Inc.	25,700	781,622
	Bridgestone Corp.	2,200	96,341
	Brother Industries Ltd.	27,600	508,283
	Calbee, Inc.	11,300	260,101
	Capcom Co. Ltd.	74,600	1,800,899
	Chugai Pharmaceutical Co. Ltd.	145,200	4,716,062
	Cosmos Pharmaceutical Corp.	8,000	999,078
	CyberAgent, Inc.	160,500	1,871,463
	Daicel Corp.	16,400	120,973
	Daifuku Co. Ltd.	400	27,770
	Daikin Industries Ltd.	49,600	10,413,225
	Daio Paper Corp.	37,900	616,627
	Daito Trust Construction Co. Ltd.	31,400	3,600,530
	Daiwa House Industry Co. Ltd.	131,100	3,825,913
	Denka Co. Ltd.	29,600	1,042,460
	Dip Corp.	2,600	82,315
	Disco Corp.	12,500	3,436,921
	DMG Mori Co. Ltd.	7,300	115,835
	Dowa Holdings Co. Ltd.	24,800	1,075,174
	ENEOS Holdings, Inc.	1,449,400	5,772,416
	Fancl Corp.	22,800	580,681
	Fast Retailing Co. Ltd.	13,200	7,767,735
	Food & Life Cos. Ltd.	40,800	1,222,453
	FP Corp.	15,900	510,708
	Fuji Kyuko Co. Ltd.	3,700	132,796

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujitsu Ltd.	53,600	$7,085,830
	GMO internet, Inc.	19,900	425,773
	GMO Payment Gateway, Inc.	13,800	1,210,975
	Goldwin, Inc.	5,100	264,721
*	GungHo Online Entertainment, Inc.	16,100	338,089
	Hakuhodo DY Holdings, Inc.	8,200	125,605
	Haseko Corp.	114,100	1,448,791
	Hikari Tsushin, Inc.	7,571	909,010
	Hitachi Ltd.	263,500	13,695,677
	Hitachi Transport System Ltd.	18,100	829,849
	Hoya Corp.	78,800	10,217,866
	Hulic Co. Ltd.	124,000	1,198,541
	Ibiden Co. Ltd.	51,200	2,861,075
	Idemitsu Kosan Co. Ltd.	112,400	2,879,872
	IHI Corp.	61,400	1,239,862
	Internet Initiative Japan, Inc.	22,000	728,598
	IR Japan Holdings Ltd.	100	4,453
	Ito En Ltd.	20,200	1,088,055
	Itochu Techno-Solutions Corp.	38,800	1,058,469
	Iwatani Corp.	20,500	966,445
*	Japan Airlines Co. Ltd.	1,800	34,070
	Japan Exchange Group, Inc.	216,000	4,443,302
	Japan Tobacco, Inc.	304,200	6,073,315
	JCR Pharmaceuticals Co. Ltd.	1,600	28,181
	Jeol Ltd.	8,000	436,179
	JFE Holdings, Inc.	234,500	3,012,585
	Justsystems Corp.	9,900	428,494
	Kakaku.com, Inc.	41,500	859,530
	Kao Corp.	116,900	5,841,675
	Katitas Co. Ltd.	16,500	503,267
	KDDI Corp.	456,200	14,574,999
	Kobe Bussan Co. Ltd.	43,900	1,366,581
	Konami Holdings Corp.	36,300	1,956,926
#	Kusuri no Aoki Holdings Co. Ltd.	4,400	262,474
	Lasertec Corp.	20,100	4,509,181
	Lawson, Inc.	25,300	1,108,876
	Lixil Corp.	127,000	2,907,048
	M3, Inc.	81,700	3,141,086
	McDonald's Holdings Co. Japan Ltd.	28,400	1,240,240
	MEIJI Holdings Co. Ltd.	56,500	3,524,560
	Menicon Co. Ltd.	17,200	381,681
	Minebea Mitsumi, Inc.	176,800	4,326,399
	MISUMI Group, Inc.	95,700	3,104,687
	Mitsubishi Chemical Holdings Corp.	674,000	5,286,980
	Mitsubishi HC Capital, Inc.	343,550	1,774,326
	Mitsui Chemicals, Inc.	97,600	2,610,276
#	Mitsui High-Tec, Inc.	7,400	547,676
	MonotaRO Co. Ltd.	83,300	1,368,685
	Morinaga Milk Industry Co. Ltd.	16,600	804,802
	Murata Manufacturing Co. Ltd.	133,400	10,029,448
	NEC Corp.	113,800	4,439,713
	NEC Networks & System Integration Corp.	400	5,772
	NET One Systems Co. Ltd.	32,230	765,037
	NGK Insulators Ltd.	113,600	1,919,582
	Nichirei Corp.	51,200	1,178,183
	Nidec Corp.	65,800	5,831,841
	Nifco, Inc.	38,200	1,112,042
	Nihon Kohden Corp.	29,200	774,472
	Nihon M&A Center, Inc.	107,200	1,687,672

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Unisys Ltd.	26,600	$699,788
	Nintendo Co. Ltd.	26,000	12,741,076
	Nippon Express Holdings, Inc.	27,500	1,629,753
	Nippon Sanso Holdings Corp.	78,200	1,552,957
	Nippon Yusen KK	83,113	6,515,504
	Nipro Corp.	300	2,783
	Nissan Chemical Corp.	52,100	2,826,857
	Nitori Holdings Co. Ltd.	19,000	2,721,989
	Nomura Research Institute Ltd.	69,500	2,432,908
	NTT Data Corp.	164,700	3,157,420
	Olympus Corp.	235,300	5,265,319
	Open House Group Co. Ltd.	39,100	2,024,332
	Oracle Corp.	13,400	1,002,193
	Otsuka Corp.	47,400	1,923,339
	Pan Pacific International Holdings Corp.	200,000	2,691,765
	Panasonic Corp.	588,700	6,481,296
*	Park24 Co. Ltd.	38,000	574,834
	Penta-Ocean Construction Co. Ltd.	1,400	7,775
*	PeptiDream, Inc.	30,400	545,764
	Persol Holdings Co. Ltd.	78,800	2,034,285
	Pigeon Corp.	30,200	588,648
	Rakus Co. Ltd.	27,000	543,903
	Recruit Holdings Co. Ltd.	253,600	12,535,087
	Relo Group, Inc.	37,100	669,527
*	Renesas Electronics Corp.	309,300	3,549,778
	Rengo Co. Ltd.	600	4,477
	Ryohin Keikaku Co. Ltd.	128,800	1,849,487
	Sankyu, Inc.	22,500	813,999
	Sanwa Holdings Corp.	92,100	997,357
	SBI Holdings, Inc.	95,600	2,466,079
	SCSK Corp.	69,300	1,172,656
	Seiko Epson Corp.	145,200	2,261,708
	Seria Co. Ltd.	14,500	364,896
	Seven & I Holdings Co. Ltd.	177,000	9,001,978
	SG Holdings Co. Ltd.	131,100	2,783,026
#	Sharp Corp.	108,700	1,208,321
	Shimano, Inc.	16,700	3,744,843
	Shinko Electric Industries Co. Ltd.	29,100	1,339,132
	Ship Healthcare Holdings, Inc.	900	20,200
	Skylark Holdings Co. Ltd.	108,800	1,421,582
	SMS Co. Ltd.	24,200	665,321
	Softbank Corp.	635,400	7,965,286
	SoftBank Group Corp.	427,500	18,938,053
	Sony Group Corp.	328,700	36,771,165
	Square Enix Holdings Co. Ltd.	25,600	1,255,371
	SUMCO Corp.	137,300	2,531,274
	Sumitomo Forestry Co. Ltd.	300	5,282
	Sumitomo Rubber Industries Ltd.	75,900	789,800
	Sundrug Co. Ltd.	27,400	689,983
	Sysmex Corp.	29,000	2,760,536
	Systena Corp.	55,500	170,878
	Taiheiyo Cement Corp.	34,500	686,419
	Taisei Corp.	29,000	950,651
	Taiyo Yuden Co. Ltd.	56,600	2,749,129
	Takara Bio, Inc.	500	10,030
	TDK Corp.	209,500	7,566,067
	TechnoPro Holdings, Inc.	44,400	1,135,847
	Teijin Ltd.	74,900	944,244
	Terumo Corp.	13,000	474,550

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TIS, Inc.	83,600	$2,198,735
	Toei Animation Co. Ltd.	900	68,203
	Tokyo Century Corp.	20,500	1,011,662
	Tokyo Electron Ltd.	33,900	16,581,608
	Tosoh Corp.	106,500	1,666,351
	Toyo Tire Corp.	56,300	796,037
	Toyota Boshoku Corp.	29,800	528,218
*	Trend Micro, Inc.	57,500	3,050,524
	Tsuruha Holdings, Inc.	3,700	298,014
	Unicharm Corp.	75,900	2,933,042
	USS Co. Ltd.	86,000	1,403,579
	Welcia Holdings Co. Ltd.	36,300	980,384
	West Holdings Corp.	7,400	222,345
#	Workman Co. Ltd.	7,600	335,630
	Yamaha Motor Co. Ltd.	151,800	3,614,890
	Yamato Holdings Co. Ltd.	138,500	2,949,251
	Yaoko Co. Ltd.	6,000	346,888
	Yokohama Rubber Co. Ltd.	47,400	691,025
	Z Holdings Corp.	85,100	432,194
	Zenkoku Hosho Co. Ltd.	22,900	1,024,961
	Zensho Holdings Co. Ltd.	35,400	852,305
	ZOZO, Inc.	36,100	961,972
TOTAL JAPAN			462,345,645
NETHERLANDS — (4.1%)
*Ω	Adyen NV	2,309	4,698,578
	ASML Holding NV	14,189	9,610,131
	ASML Holding NV	59,858	40,535,838
	Koninklijke Ahold Delhaize NV	362,294	11,747,238
	Koninklijke KPN NV	1,883,089	6,211,381
	Stellantis NV	367,144	7,089,628
	Wolters Kluwer NV	152,080	15,478,487
TOTAL NETHERLANDS			95,371,281
NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	35,359	130,387
	Chorus Ltd.	288,087	1,319,201
	Fisher & Paykel Healthcare Corp. Ltd.	101,609	1,869,456
	Spark New Zealand Ltd.	718,523	2,053,633
TOTAL NEW ZEALAND			5,372,677
NORWAY — (0.8%)
	AF Gruppen ASA	14,583	313,204
	Aker BP ASA	47,410	1,642,719
	Atea ASA	27,445	464,800
	Borregaard ASA	36,513	858,792
	Equinor ASA	295,956	8,158,861
	Gjensidige Forsikring ASA	11,111	271,403
*	Nordic Semiconductor ASA	29,874	885,164
	Salmar ASA	3,415	232,846
	Telenor ASA	135,087	2,232,520
	Tomra Systems ASA	30,011	1,500,402
	Veidekke ASA	19,983	298,689
	Yara International ASA	25,276	1,297,868
TOTAL NORWAY			18,157,268

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	27,003	$297,743
	Jeronimo Martins SGPS SA	73,025	1,754,867
TOTAL PORTUGAL			2,052,610
SINGAPORE — (0.8%)
	Dairy Farm International Holdings Ltd.	73,200	195,831
	DBS Group Holdings Ltd.	309,358	8,125,866
	Jardine Cycle & Carriage Ltd.	29,200	438,974
	Olam International Ltd.	131,800	164,685
*	SATS Ltd.	84,500	245,760
	Sembcorp Industries Ltd.	231,300	392,814
*	Singapore Airlines Ltd.	49,850	185,946
	Singapore Exchange Ltd.	274,000	1,896,565
	Singapore Technologies Engineering Ltd.	451,500	1,254,925
	Singapore Telecommunications Ltd.	839,800	1,524,194
	United Overseas Bank Ltd.	19,600	438,034
	Venture Corp. Ltd.	85,200	1,116,268
	Wilmar International Ltd.	408,000	1,297,922
	Yangzijiang Shipbuilding Holdings Ltd.	393,200	377,256
TOTAL SINGAPORE			17,655,040
SPAIN — (2.0%)
	Acciona SA	6,421	1,118,442
#	ACS Actividades de Construccion y Servicios SA	94,551	2,387,091
*Ω	Aena SME SA	513	82,892
Ω	Cellnex Telecom SA	28,687	1,300,829
	Endesa SA	100,465	2,249,268
	Ferrovial SA	62,346	1,732,505
	Fluidra SA	19,601	624,137
	Grifols SA	66,166	1,166,792
	Iberdrola SA	961,878	11,027,992
	Iberdrola SA	16,031	182,985
	Industria de Diseno Textil SA	196,125	5,948,353
	Repsol SA	593,804	7,545,826
#	Telefonica SA	2,098,862	9,783,988
TOTAL SPAIN			45,151,100
SWEDEN — (2.8%)
	AddTech AB, Class B	79,454	1,469,808
	Atlas Copco AB, Class A	142,845	8,454,430
	Atlas Copco AB, Class B	83,008	4,245,260
	Avanza Bank Holding AB	53,677	1,698,260
	Axfood AB	30,861	786,136
	Beijer Ref AB, Class B	14,877	259,663
	Boliden AB	14,041	568,556
	Bure Equity AB	16,410	566,215
	Electrolux AB, Class B	110,462	2,298,403
	Elekta AB, Class B	42,543	435,394
	Epiroc AB, Class A	133,951	2,858,397
	Epiroc AB, Class B	80,900	1,464,197
Ω	Evolution AB	10,610	1,320,066
#	H & M Hennes & Mauritz AB, Class B	185,072	3,684,940
	Husqvarna AB, Class A	1,245	17,392
	Husqvarna AB, Class B	45,735	635,898
	Indutrade AB	95,244	2,369,460
	Kindred Group PLC	95,508	1,109,559
	Lifco AB, Class B	25,965	608,626
	Medicover AB, Class B	6,215	184,181

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Millicom International Cellular SA	31,094	$830,018
	MIPS AB	3,133	311,494
	Nolato AB, Class B	69,117	708,263
*	Nordic Entertainment Group AB, Class B	2,923	113,168
	Peab AB, Class B	79,186	890,055
	Sectra AB, Class B	25,973	427,822
	Sweco AB, Class B	79,887	1,123,020
	Tele2 AB, Class B	150,420	2,188,619
	Telefonaktiebolaget LM Ericsson, Class A	12,933	160,460
	Telefonaktiebolaget LM Ericsson, Class B	676,560	8,447,591
	Telia Co. AB	550,425	2,169,442
Ω	Thule Group AB	34,414	1,661,041
	Volvo AB, Class A	56,932	1,302,260
	Volvo AB, Class B	409,904	9,250,065
TOTAL SWEDEN			64,618,159
SWITZERLAND — (8.8%)
	EMS-Chemie Holding AG	2,152	2,176,708
	Geberit AG	14,079	9,565,696
#	Givaudan SA	2,656	11,003,607
	Kuehne + Nagel International AG	24,938	7,042,166
#	Logitech International SA	69,413	5,788,350
	Nestle SA	290,751	37,547,086
	Partners Group Holding AG	7,501	10,457,876
	Roche Holding AG	8,192	3,373,435
	Roche Holding AG	183,630	71,064,654
	Schindler Holding AG	5,877	1,474,380
	SGS SA	2,308	6,581,428
	Sika AG	36,778	12,867,669
	Sonova Holding AG	22,877	8,149,702
	Straumann Holding AG	2,506	4,152,651
	Swisscom AG	13,349	7,629,954
	Temenos AG	21,808	2,614,011
Ω	VAT Group AG	5,258	2,144,251
TOTAL SWITZERLAND			203,633,624
UNITED KINGDOM — (13.1%)
	Abrdn Plc	22,953	75,065
	Admiral Group PLC	82,118	3,491,717
Ω	Airtel Africa PLC	23,967	49,591
	Anglo American PLC	277,671	12,241,259
	Ashtead Group PLC	224,550	16,061,608
	AstraZeneca PLC, Sponsored ADR	167,910	9,774,041
	AstraZeneca PLC	2,462	286,399
Ω	Auto Trader Group PLC	315,356	2,857,641
	B&M European Value Retail SA	414,561	3,174,549
	BAE Systems PLC	1,327,767	10,390,777
	BP PLC	165,519	858,038
	BT Group PLC	4,496,264	11,909,122
	Bunzl PLC	109,102	4,086,630
	Burberry Group PLC	177,642	4,506,589
*	Centrica PLC	2,886,538	2,838,229
	CNH Industrial NV	277,392	4,183,238
	Coca-Cola HBC AG	14,125	467,829
	Croda International PLC	2,659	287,161
#	Diageo PLC, Sponsored ADR	106,135	21,646,233
	Diageo PLC	80,730	4,073,745
	Evraz PLC	174,839	1,187,789

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Experian PLC	193,875	$8,097,749
	Ferguson PLC	94,077	14,797,444
*	Frasers Group PLC	78,444	779,216
	Games Workshop Group PLC	11,230	1,204,055
	GlaxoSmithKline PLC	1,178,775	26,305,526
	Hargreaves Lansdown PLC	97,351	1,767,478
	Hikma Pharmaceuticals PLC	6,883	193,365
	HomeServe PLC	46,197	476,169
	Howden Joinery Group PLC	269,012	2,967,857
	IMI PLC	95,715	2,138,538
	Imperial Brands PLC	488,637	11,585,511
	Intertek Group PLC	59,706	4,332,891
*	ITV PLC	1,623,403	2,483,236
	JD Sports Fashion PLC	1,166,626	2,991,423
	Mondi PLC	5,285	132,226
	Next PLC	48,299	4,920,976
	Reckitt Benckiser Group PLC	138,595	11,229,258
	RELX PLC, Sponsored ADR	260,282	7,972,438
	RELX PLC	74,172	2,278,887
	Rentokil Initial PLC	744,600	5,214,236
	Rightmove PLC	276,209	2,434,365
	Rio Tinto PLC	41,181	2,902,656
#	Rio Tinto PLC, Sponsored ADR	251,488	17,956,243
	Softcat PLC	38,850	860,825
	Spirax-Sarco Engineering PLC	19,315	3,481,639
	SSE PLC	506,803	10,904,383
	St. James's Place PLC	213,715	4,411,597
	Unilever PLC, Sponsored ADR	508,666	26,140,346
	Unilever PLC	110,930	5,675,976
*Ω	Watches of Switzerland Group PLC	10,125	176,393
TOTAL UNITED KINGDOM			301,260,152
TOTAL COMMON STOCKS			2,208,586,692
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Bayerische Motoren Werke AG	14,487	1,253,794
	Sartorius AG	6,967	3,761,326
	Volkswagen AG	49,617	10,333,841
TOTAL GERMANY			15,348,961
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	94,551	47,355
TOTAL INVESTMENT SECURITIES (Cost $1,840,332,326)			2,223,983,008

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	6,791,720	78,573,408
TOTAL INVESTMENTS — (100.0%)
(Cost $1,918,897,472)^^			$2,302,556,416

International High Relative Profitability Portfolio
CONTINUED
As of January 31, 2022, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	50	03/18/22	$10,994,962	$11,260,625	$265,663
Total Futures Contracts			$10,994,962	$11,260,625	$265,663
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$35,617,407	$113,880,343	—	$149,497,750
Austria	—	4,341,999	—	4,341,999
Belgium	—	14,858,159	—	14,858,159
Canada	236,078,513	—	—	236,078,513
Denmark	—	58,913,635	—	58,913,635
Finland	772,953	22,762,058	—	23,535,011
France	2,419,475	216,344,729	—	218,764,204
Germany	3,460,626	163,346,004	—	166,806,630
Hong Kong	—	51,459,615	—	51,459,615
Ireland	4,245,127	8,543,680	—	12,788,807
Israel	3,172,195	7,907,674	—	11,079,869
Italy	5,116,224	39,728,720	—	44,844,944
Japan	—	462,345,645	—	462,345,645
Netherlands	40,535,838	54,835,443	—	95,371,281
New Zealand	—	5,372,677	—	5,372,677
Norway	—	18,157,268	—	18,157,268
Portugal	—	2,052,610	—	2,052,610
Singapore	—	17,655,040	—	17,655,040
Spain	—	45,151,100	—	45,151,100
Sweden	—	64,618,159	—	64,618,159
Switzerland	5,788,350	197,845,274	—	203,633,624
United Kingdom	83,489,301	217,770,851	—	301,260,152
Preferred Stocks
Germany	—	15,348,961	—	15,348,961
Rights/Warrants
Spain	—	47,355	—	47,355
Securities Lending Collateral	—	78,573,408	—	78,573,408
Futures Contracts**	265,663	—	—	265,663
TOTAL	$420,961,672	$1,881,860,407	—	$2,302,822,079
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	811,816	$28,064,487
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	700,799	22,516,666
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	900,110	14,068,726
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	554,622	12,678,658
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	369,625	9,214,742
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	219,104	7,151,556
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	332,791	4,316,304
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	235,045	3,248,324
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	42,146	2,009,097
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	159,155	713,012
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $75,891,527)^^		$103,981,572
Summary of the Portfolio’s investments as of January 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$103,981,572	—	—	$103,981,572
TOTAL	$103,981,572	—	—	$103,981,572

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	350	$365,053
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	317,203
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	383,081
City of Chaska (GO) Series B
5.000%, 02/01/23	180	187,483
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	374,169
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	130,000
City of Kasson (GO)
4.000%, 02/01/23	320	330,002
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	766,192
City of Marshall (GO) Series A
5.000%, 02/01/22	225	225,000
City of Minneapolis (GO)
3.000%, 12/01/23	250	259,764
3.000%, 12/01/27	3,000	3,143,445
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	415,000
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	770,042
City of Richfield (GO) Series A
3.000%, 02/01/24	255	264,657
City of Rochester (GO) Series A
5.000%, 02/01/22	195	195,000
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	459,052
City of Saint Paul (GO) Series A
5.000%, 03/01/22	400	401,520
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of State Paul (GO) Series B
5.000%, 11/01/23	265	$283,895
City of Waconia (GO) Series A
3.000%, 02/01/23	450	460,150
3.000%, 02/01/26	820	875,239
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	234,840
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	145,000
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	916,976
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,226,874
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	594,807
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,167,336
5.000%, 12/01/24	500	554,868
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	264,394
Houston County (GO) Series A
5.000%, 02/01/22	375	375,000
Itasca County (GO) Series A
5.000%, 02/01/23	865	901,227
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	260,803
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/23	185	192,994
5.000%, 02/01/26	500	573,382
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	150,577

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 03/01/23	840	$879,251
Metropolitan Council (GO) Series B
5.000%, 12/01/23	500	537,082
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,206,030
Metropolitan Council (GO) Series D
5.000%, 03/01/22	780	783,003
Metropolitan Council (GO) Series I
4.000%, 03/01/22	200	200,609
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	851,205
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/24	1,200	1,293,731
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	215,622
Minnesota State (GO) Series A
5.000%, 08/01/22	500	511,366
5.000%, 10/01/23	615	657,166
5.000%, 09/01/24	500	550,478
5.000%, 10/01/24	200	220,780
5.000%, 08/01/25	200	212,361
Minnesota State (GO) Series B
5.000%, 10/01/22	615	633,395
5.000%, 08/01/23	1,340	1,423,858
5.000%, 08/01/24	200	219,599
Minnesota State (GO) Series D
5.000%, 08/01/22	450	460,229
5.000%, 10/01/22	1,230	1,266,791
5.000%, 08/01/23	410	435,658
5.000%, 08/01/27	250	282,671
Minnesota State (GO) Series E
5.000%, 10/01/22	500	514,956
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	330,669
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	635,036
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$316,967
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	153,459
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	208,499
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	330	330,000
3.000%, 02/01/24	255	264,605
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	768,424
Olmsted County (GO) Series A
5.000%, 02/01/24	675	727,863
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/22	100	100,000
Polk County (GO) Series A
5.000%, 02/01/22	200	200,000
Ramsey County (GO) Series B
5.000%, 02/01/22	220	220,000
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	500,000
5.000%, 02/01/22	210	210,000
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	377,555
Swift County (GO) Series A
3.000%, 02/01/23	215	219,741
University of Minnesota (RB)
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	850	902,799

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	160	$166,914
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	350,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
4.000%, 02/01/26	200	$221,409
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,167,663
TOTAL MUNICIPAL BONDS Cost ($39,816,305)		39,892,469
TOTAL INVESTMENTS — (100.0%)
(Cost $39,816,305)^^		$39,892,469

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$39,892,469	—	$39,892,469
TOTAL	—	$39,892,469	—	$39,892,469

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$259,719
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	302,012
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	106,258
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,270	2,491,267
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	60	60,468
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,496,384
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	263,131
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	944,496
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	830,917
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	151,177
Burbank Unified School District (GO)
5.000%, 08/01/24	565	618,604
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	334,412
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/29	1,145	1,369,065
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	$120,663
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,650,123
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	858,669
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,000	1,141,863
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,855	2,118,156
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	1,694,210
California State Public Works Board (RB) Series
5.000%, 12/01/26	2,450	2,773,942
California State Public Works Board (RB) Series C
5.000%, 11/01/25	880	996,595
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/23)	1,250	1,308,132
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	959,457
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,282,697
California State University (RB) Series A
5.000%, 11/01/23	375	401,806

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/24	810	$895,598
5.000%, 11/01/25	305	346,849
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	360,610
City & County of San Francisco (COP)
5.000%, 04/01/25	410	459,572
5.000%, 04/01/26	330	380,353
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	874,905
City & County of San Francisco (GO) Series E
5.000%, 06/15/22	200	203,376
City of Berkeley (GO)
5.000%, 09/01/22	800	821,164
City of Grover Beach (GO)
5.000%, 09/01/22	390	400,317
5.000%, 09/01/26	345	401,558
5.000%, 09/01/27	445	530,964
City of Pacifica (COP)
5.000%, 01/01/24	250	269,295
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,189,180
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	301,949
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,207,649
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	690,755
5.000%, 11/01/35	515	597,430
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	2,500	2,528,671
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	250,360
5.000%, 11/01/26	150	175,435
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/22	1,000	1,026,336
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	599,308
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	$204,516
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,972,480
5.000%, 03/01/32	575	639,920
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	509,434
Desert Community College District (GO)
4.000%, 08/01/22	200	203,594
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	396,297
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	1,050	1,115,709
5.000%, 08/01/24	990	1,087,015
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,745	1,965,847
El Monte Union High School District (GO)
5.000%, 06/01/24	250	272,996
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	437,798
Emery Unified School District (GO)
5.000%, 08/01/27	600	717,339
Evergreen School District (GO)
3.000%, 08/01/25	600	638,475
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	809,790
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	525	576,174
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,618,546
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	783,987

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	850	$869,192
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	590	617,977
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,060,788
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	525	561,785
Kern High School District (GO) Series E
4.000%, 08/01/24	200	214,321
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	804,279
4.000%, 08/01/25	390	427,080
4.000%, 08/01/26	310	346,520
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	536,186
4.000%, 08/01/25	485	531,986
Los Alamitos Unified School District (GO)
3.000%, 08/01/37	1,175	1,235,992
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30	155	169,907
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	368,348
5.000%, 06/01/26	530	614,925
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,885	2,129,529
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,630,403
5.000%, 07/01/24	600	656,999
5.000%, 07/01/25	970	1,095,484
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority
5.000%, 12/01/28	1,220	$1,385,218
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	299,629
5.000%, 12/01/25	170	194,392
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	273,561
Los Angeles Department of Water & Power (RB)
4.000%, 07/01/26	1,000	1,112,781
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	2,490	2,882,941
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/30	670	762,700
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	831,595
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,093,238
5.000%, 07/01/26	400	463,123
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	335	387,865
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,186,825
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	56,379
5.000%, 07/01/31	1,340	1,604,163
5.000%, 07/01/33	1,360	1,548,725
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	464,626

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	2,190	$2,468,595
5.000%, 07/01/26	2,435	2,818,127
5.000%, 07/01/27	1,050	1,244,962
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	207,494
Metropolitan Water District of Southern California (RB) Series B
5.000%, 10/01/26	600	702,574
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	444,540
5.000%, 12/01/26	265	310,477
5.000%, 12/01/27	385	462,230
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	22,584
5.000%, 08/01/26	280	325,047
5.000%, 08/01/27	130	154,739
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	136,344
Municipal Improvement Corp. of Los Angeles
5.000%, 11/01/27	1,775	2,070,633
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,137,181
5.000%, 11/01/23	750	804,291
5.000%, 11/01/24	425	469,303
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	250	274,970
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	110	110,423
New Haven Unified School District (GO)
5.000%, 08/01/26	150	174,560
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,017,871
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	304,188
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	131,626
Novato Sanitary District (RB)
5.000%, 02/01/22	340	340,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	$203,574
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	418,906
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,215,880
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	225,843
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,347,472
5.000%, 02/01/26	2,000	2,298,592
5.000%, 02/01/33	825	942,610
Otay Water District (RB)
5.000%, 09/01/22	740	759,577
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	225,975
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	295,675
Palomar Community College District (GO)
5.000%, 05/01/23	200	210,642
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	500	561,018
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	611,712
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,165,165
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	217,829
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	271,037
Reed Union School District (GO)
4.000%, 08/01/26	250	280,499

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	$558,584
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	274,852
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	3,000	3,439,006
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	455,054
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,220,685
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,181,944
San Diego Association of Governments (RB)
5.000%, 11/15/25	500	553,069
San Diego Community College District (GO)
5.000%, 08/01/23	500	531,290
5.000%, 08/01/26	1,660	1,932,591
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,593,406
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,023,177
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	2,000	2,042,134
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	571,286
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	600	611,401
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	953,421
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	605	$661,257
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	231,934
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/28	500	601,638
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,434,558
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	305,143
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,300,000
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,500	1,520,072
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	732,649
5.000%, 06/15/26	880	1,019,669
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	260,480
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,094,837
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	846,911
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	140	142,885
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	359,642
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	122,606
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	119,556

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	$735,308
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,122,718
Santa Clara County Financing Authority, California Lease (RB) Series A
5.000%, 05/01/26	3,000	3,465,810
Santa Clara Unified School District (GO)
¤ 3.500%, 07/01/25	1,675	1,696,168
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	463,361
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,282,207
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,223,744
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	548,737
Santee School District (GO)
5.000%, 08/01/24	290	318,419
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	161,010
4.000%, 08/01/25	250	274,581
5.000%, 08/01/26	250	291,291
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,012,909
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	642,214
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	$1,570,456
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	274,400
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	490	496,350
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	547,663
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,315,256
State of California (GO)
5.000%, 04/01/22	1,100	1,108,488
5.000%, 09/01/22	525	538,826
5.000%, 10/01/22	1,500	1,544,867
2.000%, 11/01/22	750	758,308
5.000%, 08/01/23	585	620,976
4.000%, 03/01/24	3,700	3,923,402
5.000%, 10/01/24	600	660,838
4.000%, 11/01/24	300	323,182
5.000%, 11/01/24	750	828,182
5.000%, 10/01/25	1,700	1,924,830
5.000%, 12/01/25	3,000	3,412,296
3.000%, 03/01/26	1,000	1,065,582
5.000%, 08/01/26	4,920	5,695,204
4.000%, 11/01/26	1,735	1,941,941
5.000%, 11/01/26	3,025	3,524,280
5.000%, 12/01/26	640	747,217
3.500%, 08/01/27	2,835	3,139,108
5.000%, 08/01/27	6,100	7,235,965
5.000%, 10/01/27	2,500	2,976,633
5.000%, 11/01/27	200	238,570
5.000%, 08/01/28	730	885,833
State of California (GO) Series A
5.000%, 09/01/22	1,000	1,026,336
State of California (GO) Series B
5.000%, 09/01/26	2,515	2,917,574
State of California (GO) (AMBAC)
5.000%, 02/01/27	625	732,779
Sylvan Union School District (GO)
5.000%, 08/01/26	620	722,402

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	$430,359
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	116,374
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	550,208
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,107,670
University of California (RB) Series AF
5.000%, 05/15/22	750	759,967
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,465,861
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,053,269
University of California (RB) Series AO
5.000%, 05/15/27	3,500	3,923,213
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	$1,200,084
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	160,376
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,601,623
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	263,153
TOTAL MUNICIPAL BONDS Cost ($228,959,472)		228,064,116
TOTAL INVESTMENTS — (100.0%)
(Cost $228,959,472)^^		$228,064,116

As of January 31, 2022, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	$247,824	$247,824
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	45,519	45,519
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	70,316	70,316
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	38,484	38,484
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	34,554	34,554
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	18,759	18,759
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	356,935	356,935
Bank of America Corp.	2.700%	Fixed	CPI	Maturity	USD	4,000,000	08/24/24	—	—	132,250	132,250
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	212,462	212,462
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	238,153	238,153
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	578,058	578,058

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	$327,986	$327,986
Bank of America Corp.	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	231,980	231,980
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	388,477	388,477
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	397,513	397,513
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	775,671	775,671
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	285,914	285,914
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	631,888	631,888
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	344,240	344,240
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	598,364	598,364
Bank of America Corp.	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	489,180	489,180
Bank of America Corp.	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	721,010	721,010
Citibank, N.A.	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	167,969	167,969
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	112,404	112,404
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	325,119	325,119
Citibank, N.A.	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	352,781	352,781
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	372,490	372,490
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	605,247	605,247
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	542,196	542,196
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	375,683	375,683
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	433,390	433,390
Citibank, N.A.	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	209,766	209,766
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	747,896	747,896
Citibank, N.A.	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	451,100	451,100
Total Appreciation										$11,861,578	$11,861,578
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	(46,707)	(46,707)
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	(14,824)	(14,824)
Citibank, N.A.	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	(3,444)	(3,444)
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	(1,807)	(1,807)
Total (Depreciation)										$(66,782)	$(66,782)
Total Appreciation (Depreciation)										$11,794,796	$11,794,796
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$228,064,116	—	$228,064,116
Swap Agreements**	—	11,794,796	—	11,794,796
TOTAL	—	$239,858,912	—	$239,858,912
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$69,646
Federal Home Loan Bank
	4.750%, 03/10/23		170	177,139
Federal National Mortgage Association
	0.750%, 10/08/27		9,000	8,523,746
	7.125%, 01/15/30		75	104,233
	0.875%, 08/05/30		4,200	3,856,564
	2.500%, 02/15/37		25,100	25,648,572
	2.000%, 02/15/52		72,900	71,066,109
	2.500%, 02/15/52		76,200	76,069,031
	3.000%, 02/15/52		67,100	68,546,844
Government National Mortgage Association
	3.000%, 02/22/52		44,600	45,652,281
	3.500%, 02/22/52		10,200	10,563,375
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	3,441	6,218,281
TOTAL AGENCY OBLIGATIONS				316,495,821
BONDS — (88.6%)
AUSTRALIA — (7.0%)
Australia Government Bond
Ω	1.000%, 12/21/30	AUD	1,700	1,117,409
BHP Billiton Finance USA Ltd.
	2.875%, 02/24/22		13	13,019
Buckeye Partners LP
	4.150%, 07/01/23		22	21,924
	3.950%, 12/01/26		87	86,824
Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27		2,010	2,111,601
Ω	1.875%, 09/15/31		16,300	15,428,620
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		4,100	4,196,678
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	10,397,999
National Australia Bank Ltd.
Ω	1.250%, 05/18/26	EUR	1,000	1,163,643
Ω	3.500%, 01/10/27		351	372,900
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	5,534,288
Ω	1.500%, 02/20/32	AUD	14,820	9,705,040
	2.000%, 03/08/33	AUD	8,000	5,435,518
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	2,695,480
Ω	1.500%, 08/20/32	AUD	9,700	6,305,541
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	1.750%, 07/20/34	AUD	34,000	$22,045,816
Rio Tinto Finance PLC
Ω	4.000%, 12/11/29	GBP	3,500	5,335,712
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	29,500	19,659,287
Telstra Corp. Ltd.
Ω	1.375%, 03/26/29	EUR	3,000	3,499,705
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,286,167
	4.250%, 12/20/32	AUD	2,500	2,084,622
	2.250%, 09/15/33	AUD	3,000	2,069,638
	2.250%, 09/15/33	AUD	3,000	2,069,638
	2.250%, 11/20/34	AUD	55,600	37,972,002
	2.000%, 09/17/35	AUD	12,900	8,423,975
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	15,500	10,412,422
Westpac Banking Corp.
	2.850%, 05/13/26		104	107,949
	2.700%, 08/19/26		23	23,682
	3.350%, 03/08/27		5,000	5,281,773
Ω	0.875%, 04/17/27	EUR	5,700	6,502,668
Ω	1.125%, 09/05/27	EUR	2,000	2,317,543
	2.650%, 01/16/30		4,200	4,244,603
#	2.150%, 06/03/31		37,612	36,540,184
Westpac Securities NZ Ltd.
Ω	0.100%, 07/13/27	EUR	9,600	10,397,010
TOTAL AUSTRALIA				246,860,880
BELGIUM — (0.3%)
Anheuser-Busch InBev SA/NV
Ω	2.000%, 03/17/28	EUR	1,000	1,212,974
Ω	2.250%, 05/24/29	GBP	600	813,072
Ω	1.650%, 03/28/31	EUR	1,500	1,773,546
Anheuser-Busch InBev Worldwide, Inc.
#	4.900%, 01/23/31		2,925	3,414,945
Dexia Credit Local SA
Ω	0.000%, 01/21/28	EUR	3,800	4,186,727
TOTAL BELGIUM				11,401,264
CANADA — (12.8%)
Alimentation Couche-Tard, Inc.
Ω	1.875%, 05/06/26	EUR	700	817,364
Ω	3.550%, 07/26/27		1,620	1,696,547
Bank of Nova Scotia
	2.150%, 08/01/31		1,000	953,167
	2.450%, 02/02/32		10,000	9,698,821
Canadian Natural Resources Ltd.
	3.420%, 12/01/26	CAD	1,000	805,837
	3.850%, 06/01/27		3,865	4,085,882

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	6.250%, 03/15/38		7,295	$9,202,986
Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	47,676
Cenovus Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,232,254
	4.400%, 04/15/29		3,038	3,286,279
CI Financial Corp.
	3.200%, 12/17/30		1,272	1,254,651
CPPIB Capital, Inc.
Ω	1.125%, 12/14/29	GBP	28,050	36,483,221
Enbridge, Inc.
	4.000%, 10/01/23		34	35,194
	3.500%, 06/10/24		15	15,460
Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	1,091,266
Methanex Corp.
	5.250%, 12/15/29		7,600	7,689,414
Nutrien Ltd.
	3.000%, 04/01/25		40	41,093
Ontario Teachers' Finance Trust
Ω	0.100%, 05/19/28	EUR	5,000	5,489,656
Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,867,217
	2.050%, 06/01/30	CAD	19,000	14,558,022
	1.650%, 06/01/31	CAD	9,000	6,590,394
	3.500%, 06/01/31	CAD	4,000	3,417,598
	3.900%, 12/01/33	CAD	49,600	43,635,436
Province of British Columbia Canada
#	6.500%, 01/15/26		93	109,027
	2.950%, 12/18/28	CAD	5,000	4,118,121
	2.200%, 06/18/30	CAD	19,500	15,201,609
	1.550%, 06/18/31	CAD	21,000	15,339,425
	5.400%, 06/18/35	CAD	27,000	27,509,350
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	20,000	15,330,055
	2.050%, 06/02/31	CAD	46,100	34,982,543
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	8,000	6,098,415
Province of Ontario Canada
	2.050%, 06/02/30	CAD	2,000	1,536,215
	1.350%, 12/02/30	CAD	6,000	4,326,712
	5.850%, 03/08/33	CAD	16,600	17,093,371
	5.600%, 06/02/35	CAD	44,000	45,324,690
Province of Quebec Canada
Ω	0.875%, 05/04/27	EUR	190	219,891
	6.000%, 10/01/29	CAD	4,000	3,955,568
	1.900%, 09/01/30	CAD	32,200	24,468,606
	1.500%, 09/01/31	CAD	7,000	5,072,777
	6.250%, 06/01/32	CAD	15,000	15,763,128
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	10,000	7,758,565
	2.150%, 06/02/31	CAD	15,600	11,942,962
	6.400%, 09/05/31	CAD	23,000	24,070,251
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Royal Bank of Canada
	2.300%, 11/03/31		700	$674,775
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	2,107,517
	6.800%, 05/15/38		734	985,432
TC PipeLines LP
	3.900%, 05/25/27		2,000	2,140,328
Thomson Reuters Corp.
	4.300%, 11/23/23		60	62,472
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		6,200	6,990,598
	5.600%, 03/31/34		1,000	1,196,047
TOTAL CANADA				450,373,885
DENMARK — (0.1%)
AP Moller - Maersk AS
Ω	1.750%, 03/16/26	EUR	4,500	5,308,202
FINLAND — (0.9%)
Nokia Oyj
#	4.375%, 06/12/27		7,350	7,607,250
Nordea Bank Abp
Ω	0.500%, 05/14/27	EUR	13,460	15,163,831
OP Corporate Bank PLC
Ω	0.100%, 11/16/27	EUR	8,350	9,109,649
TOTAL FINLAND				31,880,730
FRANCE — (2.1%)
BNP Paribas SA
Ω	1.500%, 11/17/25	EUR	1,200	1,398,359
BPCE SA
Ω	3.500%, 10/23/27		5,000	5,152,500
Credit Agricole SA
Ω	1.375%, 05/03/27	EUR	2,000	2,342,304
Electricite de France SA
Ω	3.625%, 10/13/25		40	41,889
Ω	6.250%, 05/30/28	GBP	1,000	1,643,548
	5.875%, 07/18/31	GBP	3,200	5,470,371
Ω	6.125%, 06/02/34	GBP	1,500	2,650,373
Orange SA
Ω	8.125%, 11/20/28	GBP	1,964	3,627,052
Ω	2.000%, 01/15/29	EUR	1,200	1,464,873
Ω	3.250%, 01/15/32	GBP	600	863,474
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	180,979
Sanofi
Ω	1.375%, 03/21/30	EUR	9,200	10,966,037
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	280	463,619
Ω	5.250%, 01/31/35	GBP	5,050	9,332,042
Societe Generale SA
Ω	4.750%, 09/14/28		1,000	1,106,863
Ω	2.125%, 09/27/28	EUR	2,000	2,379,850
#Ω	3.000%, 01/22/30		1,400	1,386,065
Total Capital Canada Ltd.
Ω	2.125%, 09/18/29	EUR	8,400	10,309,526

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
TotalEnergies Capital International SA
Ω	0.696%, 05/31/28	EUR	2,300	$2,596,695
Ω	0.750%, 07/12/28	EUR	4,600	5,206,114
Ω	1.405%, 09/03/31	GBP	3,500	4,380,472
TotalEnergies Capital SA
	3.883%, 10/11/28		2,200	2,391,707
TOTAL FRANCE				75,354,712
GERMANY — (1.7%)
Bayer Capital Corp. BV
Ω	1.500%, 06/26/26	EUR	5,700	6,626,143
Ω	2.125%, 12/15/29	EUR	900	1,075,573
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	28,356
BMW Finance NV
Ω	1.500%, 02/06/29	EUR	2,600	3,108,527
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		194	199,922
Ω	3.300%, 04/06/27		500	528,785
Ω	3.300%, 04/06/27		58	61,339
Daimler AG
Ω	1.000%, 11/15/27	EUR	4,300	4,962,960
Ω	2.000%, 02/27/31	EUR	1,000	1,232,241
Ω	1.125%, 08/08/34	EUR	1,900	2,126,760
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	1,894,104
Deutsche Bank AG
	3.700%, 05/30/24		113	116,895
Deutsche Telekom AG
Ω	3.125%, 02/06/34	GBP	3,000	4,306,159
Ω	1.375%, 07/05/34	EUR	3,000	3,457,859
Deutsche Telekom International Finance BV
Ω	1.375%, 01/30/27	EUR	500	588,081
Ω	2.250%, 04/13/29	GBP	1,600	2,158,395
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,901,379
E.ON SE
Ω	1.625%, 05/22/29	EUR	1,200	1,437,023
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31		7,100	6,551,536
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	623,000	5,874,166
Volkswagen International Finance NV
Ω	1.875%, 03/30/27	EUR	5,400	6,351,048
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	3,100,300
TOTAL GERMANY				59,687,551
			Face Amount^	Value†
			(000)

ITALY — (0.6%)
Eni SpA
Ω	1.500%, 01/17/27	EUR	1,000	$1,171,983
Ω	1.125%, 09/19/28	EUR	1,700	1,946,959
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,559,338
Ω	1.750%, 07/04/29	EUR	3,800	4,401,283
Ω	4.000%, 09/23/29		2,000	2,085,747
Ω	2.500%, 01/15/30	GBP	3,850	5,039,614
Italy Buoni Poliennali Del Tesoro
Ω	1.250%, 12/01/26	EUR	2,100	2,443,707
Telecom Italia Capital SA
	6.000%, 09/30/34		1,000	985,000
TOTAL ITALY				19,633,631
JAPAN — (1.7%)
7-Eleven, Inc.
	1.300%, 02/10/28		300	279,127
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,674,242
Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	680,000	6,833,208
	1.500%, 03/20/34	JPY	550,000	5,469,747
	1.200%, 09/20/35	JPY	550,000	5,321,972
	0.400%, 03/20/36	JPY	330,000	2,882,912
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	37,185
	3.195%, 07/18/29		2,551	2,619,528
	3.751%, 07/18/39		380	408,547
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	10,164,117
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	829,272
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	37,663
Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	755,125
	3.040%, 07/16/29		9,750	9,912,664
	2.750%, 01/15/30		790	787,914
	2.130%, 07/08/30		1,000	948,205
	2.222%, 09/17/31		6,000	5,693,645
Toyota Credit Canada, Inc.
Ω	2.020%, 02/28/22	CAD	58	45,675
Toyota Motor Corp.
	3.669%, 07/20/28		2,615	2,844,269
Toyota Motor Credit Corp.
#	2.625%, 01/10/23		75	76,153
TOTAL JAPAN				59,621,170

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (0.0%)
ArcelorMittal SA
#	4.250%, 07/16/29		1,000	$1,052,815
NETHERLANDS — (2.9%)
Ahold Finance USA LLC
	6.875%, 05/01/29		8	10,101
BNG Bank NV
Ω	3.300%, 04/26/29	AUD	5,000	3,752,340
Ω	1.000%, 06/03/30		6,000	5,569,567
Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	83,043
Ω	1.375%, 02/03/27	EUR	1,000	1,178,601
	4.550%, 08/30/29	GBP	415	660,266
Heineken NV
Ω	2.750%, 04/01/23		26	26,410
ING Groep NV
Ω	1.375%, 01/11/28	EUR	3,100	3,586,014
	4.050%, 04/09/29		300	325,630
Koninklijke Ahold Delhaize NV
Ω	1.125%, 03/19/26	EUR	520	600,119
Koninklijke KPN NV
Ω	5.750%, 09/17/29	GBP	1,500	2,347,024
Koninklijke Philips NV
Ω	1.375%, 05/02/28	EUR	2,000	2,338,570
Nederlandse Waterschapsbank NV
Ω	3.300%, 05/02/29	AUD	4,500	3,374,824
Shell International Finance BV
Ω	1.625%, 01/20/27	EUR	1,408	1,673,722
Ω	0.125%, 11/08/27	EUR	5,000	5,474,517
Ω	1.250%, 05/12/28	EUR	5,600	6,518,439
Ω	0.750%, 08/15/28	EUR	2,000	2,256,039
	3.875%, 11/13/28		7,950	8,632,515
	2.375%, 11/07/29		14,282	14,188,365
Ω	1.000%, 12/10/30	GBP	32,953	39,951,507
TOTAL NETHERLANDS				102,547,613
NEW ZEALAND — (0.6%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	28,500	20,296,609
NORWAY — (1.2%)
Aker BP ASA
Ω	2.875%, 01/15/26		4,000	4,084,147
Ω	3.750%, 01/15/30		4,600	4,727,919
Equinor ASA
	2.650%, 01/15/24		81	82,828
Ω	6.875%, 03/11/31	GBP	15,814	29,578,592
Kommunalbanken AS
	3.400%, 07/24/28	AUD	3,500	2,635,766
TOTAL NORWAY				41,109,252
SINGAPORE — (0.6%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	25,700	20,686,067
			Face Amount^	Value†
			(000)

SPAIN — (0.4%)
Banco Santander SA
	3.490%, 05/28/30		4,000	$4,118,379
Santander UK PLC
Ω	3.875%, 10/15/29	GBP	1,478	2,245,701
Telefonica Emisiones SA
Ω	1.715%, 01/12/28	EUR	4,300	5,126,020
Ω	5.445%, 10/08/29	GBP	650	1,054,686
Telefonica Europe BV
	8.250%, 09/15/30		500	688,819
TOTAL SPAIN				13,233,605
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.6%)
African Development Bank
Ω	3.350%, 08/08/28	AUD	6,000	4,488,610
Asian Development Bank
	2.350%, 06/21/27	JPY	2,570,000	25,219,473
EUROFIMA
Ω	3.350%, 05/21/29	AUD	8,000	5,987,168
European Investment Bank
	2.150%, 01/18/27	JPY	1,489,600	14,287,301
	5.625%, 06/07/32	GBP	3,789	7,050,531
Inter-American Development Bank
	2.250%, 06/18/29		8,000	8,232,714
	1.125%, 01/13/31		4,900	4,605,027
International Bank for Reconstruction & Development
	0.750%, 11/24/27		14,000	13,206,668
	3.300%, 08/14/28	AUD	6,500	4,899,632
	1.000%, 12/21/29	GBP	2,600	3,376,675
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,910,791
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				93,264,590
SWEDEN — (0.0%)
Svenska Handelsbanken AB
Ω	0.250%, 02/28/22	EUR	110	123,646
SWITZERLAND — (1.6%)
ABB Finance USA, Inc.
	2.875%, 05/08/22		45	45,252
Nestle Holdings, Inc.
Ω	1.000%, 09/15/27		8,249	7,751,409
Ω	1.500%, 09/14/28		11,000	10,503,549
Ω	1.875%, 09/14/31		9,600	9,104,580
Ω	1.375%, 06/23/33	GBP	12,600	15,867,815
Novartis Capital Corp.
	2.200%, 08/14/30		6,200	6,074,386
Novartis Finance SA
Ω	1.375%, 08/14/30	EUR	4,000	4,736,170
UBS Group AG
Ω	1.250%, 09/01/26	EUR	1,800	2,071,593
TOTAL SWITZERLAND				56,154,754

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (5.0%)
AstraZeneca PLC
Ω	1.250%, 05/12/28	EUR	1,200	$1,406,080
Ω	5.750%, 11/13/31	GBP	450	806,903
Barclays PLC
	4.375%, 01/12/26		2,000	2,136,062
Ω	3.250%, 02/12/27	GBP	1,657	2,296,953
	3.250%, 01/17/33	GBP	6,500	9,049,979
BAT Capital Corp.
#	2.726%, 03/25/31		3,200	2,998,373
BAT International Finance PLC
Ω	4.000%, 09/04/26	GBP	1,220	1,724,936
Ω	1.250%, 03/13/27	EUR	1,000	1,123,340
Ω	3.125%, 03/06/29	EUR	3,200	3,890,791
BP Capital Markets America, Inc.
#	4.234%, 11/06/28		230	252,804
#	3.633%, 04/06/30		800	852,486
	2.721%, 01/12/32		7,000	6,925,873
BP Capital Markets PLC
	3.535%, 11/04/24		15	15,671
Ω	1.573%, 02/16/27	EUR	2,850	3,351,698
Ω	1.231%, 05/08/31	EUR	2,500	2,822,455
British Telecommunications PLC
Ω	1.500%, 06/23/27	EUR	2,500	2,863,894
	5.125%, 12/04/28		1,000	1,105,993
Ω	5.750%, 12/07/28	GBP	1,000	1,556,232
Ω	3.250%, 11/08/29		4,000	3,979,661
Ω	3.125%, 11/21/31	GBP	1,500	2,028,324
Centrica PLC
Ω	4.375%, 03/13/29	GBP	1,000	1,507,970
CNH Industrial Finance Europe SA
Ω	1.750%, 03/25/27	EUR	2,000	2,342,816
Ω	1.625%, 07/03/29	EUR	2,550	2,966,671
Coca-Cola Europacific Partners PLC
Ω	1.750%, 05/26/28	EUR	1,400	1,663,526
Diageo Finance PLC
Ω	1.500%, 10/22/27	EUR	1,000	1,185,847
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	2,450,728
HSBC Holdings PLC
Ω	2.625%, 08/16/28	GBP	5,164	6,975,036
	4.950%, 03/31/30		2,000	2,277,607
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,699,041
Ω	1.500%, 09/12/27	EUR	2,100	2,467,030
	4.550%, 08/16/28		2,300	2,541,390
LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,458,549
Nationwide Building Society
Ω	3.250%, 01/20/28	GBP	1,500	2,160,677
Natwest Group PLC
	4.800%, 04/05/26		3,000	3,266,899
Prudential PLC
	3.125%, 04/14/30		100	104,221
Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,615,953
	3.375%, 06/18/26	GBP	800	1,068,410
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Santander UK PLC
#	4.000%, 03/13/24		103	$107,967
Southern Gas Networks PLC
Ω	1.250%, 12/02/31	GBP	4,200	4,980,001
Transport for London
Ω	4.000%, 09/12/33	GBP	5,900	9,224,091
Unilever Finance Netherlands BV
Ω	1.375%, 07/31/29	EUR	700	823,885
United Kingdom Gilt
Ω	0.250%, 07/31/31	GBP	20,200	24,598,604
Ω	0.625%, 07/31/35	GBP	21,500	25,915,661
Vodafone Group PLC
Ω	1.500%, 07/24/27	EUR	1,750	2,056,346
Ω	4.200%, 12/13/27	AUD	1,800	1,359,469
	7.875%, 02/15/30		77	104,328
Ω	1.625%, 11/24/30	EUR	2,500	2,923,077
Ω	5.900%, 11/26/32	GBP	3,250	5,689,657
Western Power Distribution South West PLC
Ω	5.875%, 03/25/27	GBP	900	1,427,460
Ω	2.375%, 05/16/29	GBP	1,300	1,758,408
TOTAL UNITED KINGDOM				175,909,833
UNITED STATES — (46.5%)
AbbVie, Inc.
	3.250%, 10/01/22		88	88,890
	2.900%, 11/06/22		33	33,459
	3.800%, 03/15/25		29	30,458
	4.250%, 11/14/28		2,400	2,626,004
	2.625%, 11/15/28	EUR	3,416	4,290,970
	2.125%, 06/01/29	EUR	1,500	1,828,540
Activision Blizzard, Inc.
	1.350%, 09/15/30		500	452,069
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		7,100	7,534,966
AECOM
	5.125%, 03/15/27		5,660	5,893,475
Aetna, Inc.
	2.750%, 11/15/22		97	97,935
#	6.750%, 12/15/37		700	971,773
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		2,600	2,668,438
Aflac, Inc.
#	3.250%, 03/17/25		129	134,560
	3.600%, 04/01/30		5,025	5,386,001
Alabama Power Co.
#	2.800%, 04/01/25		30	30,754
Albemarle Corp.
	4.150%, 12/01/24		86	90,947
Ally Financial, Inc.
	8.000%, 11/01/31		2,800	3,794,593
Alphabet, Inc.
	1.998%, 08/15/26		86	86,729
	1.100%, 08/15/30		16,900	15,407,591

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Altria Group, Inc.
	2.200%, 06/15/27	EUR	4,700	$5,543,435
#	4.800%, 02/14/29		598	657,213
#	3.400%, 05/06/30		400	401,795
	2.450%, 02/04/32		3,712	3,375,365
Amazon.com, Inc.
#	1.200%, 06/03/27		7,871	7,559,637
	1.650%, 05/12/28		18,000	17,423,410
#	1.500%, 06/03/30		13,300	12,485,777
#	2.100%, 05/12/31		9,483	9,212,782
American Express Co.
Ω	3.300%, 05/03/27		131	136,720
American Honda Finance Corp.
	2.300%, 09/09/26		130	131,322
American International Group, Inc.
	4.125%, 02/15/24		118	123,814
	3.900%, 04/01/26		46	48,869
	1.875%, 06/21/27	EUR	4,075	4,790,345
American Tower Corp.
#	2.300%, 09/15/31		500	467,447
American Water Capital Corp.
	3.850%, 03/01/24		25	26,012
Ameriprise Financial, Inc.
	4.000%, 10/15/23		43	44,852
	2.875%, 09/15/26		65	67,067
AmerisourceBergen Corp.
#	3.400%, 05/15/24		433	448,486
	2.800%, 05/15/30		6,900	6,913,797
Amgen, Inc.
	3.125%, 05/01/25		37	38,257
#	2.600%, 08/19/26		28	28,587
Ω	4.000%, 09/13/29	GBP	1,836	2,773,954
	2.450%, 02/21/30		350	344,331
	2.300%, 02/25/31		3,113	3,005,091
	3.150%, 02/21/40		2,000	1,902,345
Amphenol Technologies Holding GmbH
Ω	2.000%, 10/08/28	EUR	4,000	4,857,713
Analog Devices, Inc.
	3.500%, 12/05/26		23	24,485
Anthem, Inc.
	3.125%, 05/15/22		25	25,173
#	3.500%, 08/15/24		58	60,264
	2.250%, 05/15/30		1,550	1,485,683
	2.550%, 03/15/31		4,000	3,904,715
Aon Corp.
	4.500%, 12/15/28		960	1,066,601
	3.750%, 05/02/29		5,000	5,332,172
	2.800%, 05/15/30		2,550	2,546,539
Aon PLC
	4.000%, 11/27/23		47	48,730
	3.500%, 06/14/24		107	110,937
	2.875%, 05/14/26	EUR	1,400	1,723,902
Apple, Inc.
	2.500%, 02/09/25		53	54,209
	2.450%, 08/04/26		200	204,333
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.625%, 11/10/26	EUR	500	$597,789
	3.000%, 06/20/27		64	67,076
	2.000%, 09/17/27	EUR	150	183,110
	3.000%, 11/13/27		3,081	3,214,542
	1.200%, 02/08/28		7,000	6,614,749
	3.050%, 07/31/29	GBP	2,156	3,171,209
#	2.200%, 09/11/29		19,100	18,962,961
	1.650%, 05/11/30		14,400	13,583,664
	1.250%, 08/20/30		25,800	23,474,144
#	1.650%, 02/08/31		3,000	2,815,906
Applied Materials, Inc.
	3.300%, 04/01/27		59	62,105
Archer-Daniels-Midland Co.
	2.500%, 08/11/26		58	59,292
Ares Capital Corp.
	4.200%, 06/10/24		6,000	6,249,213
	3.875%, 01/15/26		4,000	4,122,187
	3.200%, 11/15/31		3,200	2,997,551
Arizona Public Service Co.
	2.600%, 08/15/29		900	893,304
	2.200%, 12/15/31		500	471,293
Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,329,863
Ashland LLC
Ω	3.375%, 09/01/31		6,500	6,142,500
Assurant, Inc.
	2.650%, 01/15/32		1,750	1,661,340
AT&T, Inc.
	1.800%, 09/05/26	EUR	800	942,841
	4.375%, 09/14/29	GBP	500	758,738
	2.600%, 12/17/29	EUR	1,463	1,817,853
#	2.750%, 06/01/31		3,500	3,452,687
	3.550%, 12/17/32	EUR	1,500	2,010,044
	2.550%, 12/01/33		746	701,193
	4.850%, 03/01/39		1,700	1,939,368
	3.500%, 06/01/41		1,500	1,461,933
#	5.550%, 08/15/41		2,000	2,486,383
Autodesk, Inc.
	4.375%, 06/15/25		35	37,498
#	3.500%, 06/15/27		3,236	3,410,984
Automatic Data Processing, Inc.
	3.375%, 09/15/25		114	120,363
	1.700%, 05/15/28		400	389,373
	1.250%, 09/01/30		10,558	9,644,748
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,795,293
AutoZone, Inc.
	2.875%, 01/15/23		140	141,819
	3.250%, 04/15/25		72	74,558
AvalonBay Communities, Inc.
#	2.050%, 01/15/32		4,000	3,790,529
Avnet, Inc.
	4.625%, 04/15/26		65	69,606
	3.000%, 05/15/31		4,000	3,848,007

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	$2,090,000
Ball Corp.
	4.875%, 03/15/26		4,000	4,250,000
	2.875%, 08/15/30		6,100	5,657,750
Baltimore Gas & Electric Co.
	2.400%, 08/15/26		8	8,129
Bank of America Corp.
	3.300%, 01/11/23		52	53,121
	4.000%, 04/01/24		72	75,585
Ω	7.000%, 07/31/28	GBP	1,500	2,583,341
Bank of New York Mellon Corp.
	2.800%, 05/04/26		64	65,966
Bath & Body Works, Inc.
	5.250%, 02/01/28		2,000	2,100,000
Baxter International, Inc.
	2.600%, 08/15/26		49	49,797
	1.300%, 05/15/29	EUR	1,300	1,497,608
Belo Corp.
	7.250%, 09/15/27		1,000	1,130,000
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30		5,005	4,817,099
	1.450%, 10/15/30		11,500	10,665,127
Berkshire Hathaway, Inc.
	1.125%, 03/16/27	EUR	4,600	5,336,189
	0.440%, 09/13/29	JPY	1,920,000	16,340,122
	0.437%, 04/15/31	JPY	1,700,000	14,554,048
	0.472%, 01/23/32	JPY	1,100,000	9,374,757
Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,525,381
Biogen, Inc.
	2.250%, 05/01/30		3,000	2,827,186
Black Hills Corp.
	4.350%, 05/01/33		2,250	2,474,661
BlackRock, Inc.
#	3.250%, 04/30/29		15,544	16,453,282
	2.400%, 04/30/30		9,500	9,395,902
	1.900%, 01/28/31		13,800	13,138,599
Block, Inc.
Ω	3.500%, 06/01/31		9,652	9,193,530
Boeing Co.
	2.500%, 03/01/25		75	75,572
	2.600%, 10/30/25		42	42,241
	2.950%, 02/01/30		2,000	1,957,595
	3.550%, 03/01/38		5,000	4,791,270
Booking Holdings, Inc.
	3.600%, 06/01/26		108	114,505
	1.800%, 03/03/27	EUR	800	949,918
#	4.625%, 04/13/30		5,182	5,924,218
Boston Properties LP
	3.400%, 06/21/29		200	206,835
#	3.250%, 01/30/31		600	610,664
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
BP Capital Markets America, Inc.
	3.017%, 01/16/27		127	$131,511
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	867,932
Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	79,523
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,407,264
Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,885,687
Ω	3.419%, 04/15/33		1,000	996,087
Ω	3.137%, 11/15/35		205	194,316
Ω	3.500%, 02/15/41		10,600	10,064,914
Broadstone Net Lease LLC
	2.600%, 09/15/31		300	284,425
Brown & Brown, Inc.
	4.200%, 09/15/24		54	56,898
	4.500%, 03/15/29		1,500	1,653,880
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,313,395
	2.600%, 07/07/28	GBP	1,100	1,535,500
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	3,087,427
Burlington Northern Santa Fe LLC
	7.000%, 12/15/25		10	11,845
Camden Property Trust
	2.800%, 05/15/30		6,188	6,249,378
Campbell Soup Co.
	3.300%, 03/19/25		47	48,981
	4.150%, 03/15/28		2,883	3,123,185
#	2.375%, 04/24/30		1,460	1,411,426
Capital One Financial Corp.
	3.750%, 04/24/24		54	56,231
	3.750%, 03/09/27		1,800	1,904,690
	3.800%, 01/31/28		4,400	4,650,558
	1.650%, 06/12/29	EUR	2,800	3,206,555
Cardinal Health, Inc.
	3.410%, 06/15/27		4,067	4,266,105
Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	1,935,659
Charles Schwab Corp.
	2.750%, 10/01/29		2,000	2,026,336
Chemours Co.
#	5.375%, 05/15/27		1,600	1,644,704
Chevron Corp.
	2.954%, 05/16/26		133	138,165
#	1.995%, 05/11/27		5,200	5,178,790
#	2.236%, 05/11/30		18,429	18,136,042
Chevron USA, Inc.
	1.018%, 08/12/27		14,400	13,565,180
	3.850%, 01/15/28		5,937	6,449,601
	3.250%, 10/15/29		200	211,845

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	$1,562,160
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	62,335
	1.550%, 03/15/28	EUR	4,900	5,725,005
Cigna Corp.
	3.400%, 03/01/27		174	181,771
	4.375%, 10/15/28		3,750	4,126,905
Cisco Systems, Inc.
	5.500%, 01/15/40		4,000	5,293,301
Citigroup, Inc.
	3.875%, 10/25/23		33	34,403
Ω	1.500%, 10/26/28	EUR	1,900	2,215,566
CME Group, Inc.
#	3.000%, 03/15/25		33	34,220
	3.750%, 06/15/28		3,200	3,470,267
CMS Energy Corp.
	3.600%, 11/15/25		37	38,786
	3.000%, 05/15/26		58	59,774
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,407,920
	5.250%, 05/30/29		2,000	2,224,186
Coca-Cola Co.
	2.900%, 05/25/27		275	287,814
Comcast Corp.
	3.375%, 08/15/25		49	51,320
	4.250%, 01/15/33		3,150	3,559,904
	4.400%, 08/15/35		1,000	1,142,838
Comerica, Inc.
	4.000%, 02/01/29		3,500	3,809,747
Conagra Brands, Inc.
#	5.300%, 11/01/38		2,000	2,391,489
ConocoPhillips Co.
	6.950%, 04/15/29		800	1,024,979
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,541
	5.500%, 12/01/39		755	937,791
Constellation Brands, Inc.
#	3.500%, 05/09/27		3,000	3,160,427
Costco Wholesale Corp.
	1.600%, 04/20/30		7,825	7,357,231
	1.750%, 04/20/32		9,800	9,147,378
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	82,655
Ω	3.500%, 08/15/27		800	835,866
Ω	4.800%, 02/01/35		8,000	9,058,271
Crown Castle International Corp.
	2.250%, 01/15/31		1,500	1,404,994
	2.100%, 04/01/31		5,000	4,626,444
	2.900%, 04/01/41		2,000	1,815,194
Cummins, Inc.
	1.500%, 09/01/30		500	461,206
CVS Health Corp.
#	3.375%, 08/12/24		174	180,331
	3.250%, 08/15/29		1,000	1,031,446
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
CyrusOne LP/CyrusOne Finance Corp.
2.150%, 11/01/30		4,800	$4,716,096
Darden Restaurants, Inc.
# 3.850%, 05/01/27		4,000	4,242,639
DCP Midstream Operating LP
5.375%, 07/15/25		6,100	6,421,775
Deere & Co.
5.375%, 10/16/29		5	6,034
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,503,841
Discover Bank
4.650%, 09/13/28		2,600	2,869,674
Discovery Communications LLC
3.900%, 11/15/24		63	66,127
3.450%, 03/15/25		66	68,204
1.900%, 03/19/27	EUR	5,700	6,632,784
# 3.625%, 05/15/30		3,000	3,091,934
Dollar General Corp.
3.250%, 04/15/23		79	80,450
4.150%, 11/01/25		13	13,891
4.125%, 05/01/28		2,000	2,166,529
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,908,088
Dominion Energy, Inc.
3.900%, 10/01/25		117	123,930
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,585,819
DPL, Inc.
4.125%, 07/01/25		940	958,137
DTE Energy Co.
2.850%, 10/01/26		500	511,766
Duke Energy Corp.
# 3.300%, 06/15/41		2,400	2,299,729
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,708,514
Eagle Materials, Inc.
2.500%, 07/01/31		3,000	2,868,431
Eastman Chemical Co.
3.800%, 03/15/25		51	53,704
1.875%, 11/23/26	EUR	5,000	5,934,447
Eaton Corp.
4.000%, 11/02/32		500	556,699
eBay, Inc.
3.600%, 06/05/27		2,215	2,347,592
Ecolab, Inc.
2.700%, 11/01/26		52	53,762
Edison International
4.125%, 03/15/28		995	1,032,435
EI du Pont de Nemours & Co.
2.300%, 07/15/30		1,000	982,380
Emerson Electric Co.
3.150%, 06/01/25		62	64,421
Energy Transfer LP
4.750%, 01/15/26		2,366	2,541,059
# 3.750%, 05/15/30		5,000	5,131,598

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
EnerSys
Ω	4.375%, 12/15/27		3,700	$3,759,459
Entergy Corp.
	2.800%, 06/15/30		2,000	1,967,017
Enterprise Products Operating LLC
	3.900%, 02/15/24		24	25,019
	3.700%, 02/15/26		62	65,401
EOG Resources, Inc.
#	4.375%, 04/15/30		100	112,072
EPR Properties
#	3.750%, 08/15/29		1,000	977,893
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		6,000	5,743,020
Equifax, Inc.
	3.250%, 06/01/26		900	928,880
#	3.100%, 05/15/30		4,000	4,014,577
Equinix, Inc.
	2.150%, 07/15/30		1,000	936,392
Equitable Holdings, Inc.
	4.350%, 04/20/28		800	870,076
Exelon Corp.
	3.950%, 06/15/25		27	28,532
Expedia Group, Inc.
	3.800%, 02/15/28		4,426	4,594,048
	3.250%, 02/15/30		2,500	2,494,262
Extra Space Storage LP
	2.350%, 03/15/32		1,000	937,959
Exxon Mobil Corp.
#	2.440%, 08/16/29		7,900	7,892,806
FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,353,309
	3.400%, 02/15/28		1,000	1,054,952
	3.100%, 08/05/29		910	933,742
	4.900%, 01/15/34		1,300	1,502,622
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	8,787,332
Fidelity National Financial, Inc.
#	3.400%, 06/15/30		2,907	2,985,028
	2.450%, 03/15/31		2,350	2,236,537
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,563,445
	3.360%, 05/21/31	GBP	3,143	4,491,436
FirstEnergy Corp.
	7.375%, 11/15/31		750	960,377
Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	10,185,841
	3.000%, 07/01/31	GBP	2,000	2,779,800
Five Corners Funding Trust II
#Ω	2.850%, 05/15/30		1,500	1,511,819
Flex Ltd.
	4.875%, 06/15/29		1,794	1,985,871
	4.875%, 05/12/30		10,200	11,268,883
Flowserve Corp.
	3.500%, 10/01/30		300	301,290
	2.800%, 01/15/32		8,730	8,217,898
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	$4,091,400
	5.113%, 05/03/29		4,000	4,281,200
Fox Corp.
	4.709%, 01/25/29		279	307,785
GATX Corp.
	3.250%, 03/30/25		60	61,876
	3.250%, 09/15/26		32	32,917
	3.500%, 03/15/28		500	524,135
GE Capital Funding LLC
	4.550%, 05/15/32		4,000	4,525,355
General Electric Co.
#	6.750%, 03/15/32		120	157,554
General Mills, Inc.
#	3.200%, 02/10/27		1,007	1,044,074
	1.500%, 04/27/27	EUR	2,000	2,350,649
General Motors Co.
	6.125%, 10/01/25		2,000	2,254,818
#	4.200%, 10/01/27		1,400	1,495,001
#	6.800%, 10/01/27		1,035	1,242,722
	5.150%, 04/01/38		1,000	1,136,202
General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	195,738
	4.350%, 01/17/27		1,058	1,131,404
Georgia Power Co.
	3.250%, 03/30/27		154	159,486
Georgia-Pacific LLC
#Ω	2.300%, 04/30/30		1,000	981,671
Global Payments, Inc.
	4.800%, 04/01/26		69	74,644
	3.200%, 08/15/29		650	657,122
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,000	5,500,050
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	261,216
Ω	1.625%, 07/27/26	EUR	1,175	1,374,427
Ω	2.000%, 03/22/28	EUR	2,000	2,374,929
	3.800%, 03/15/30		950	1,010,607
#	6.125%, 02/15/33		2,484	3,154,811
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,776,250
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	1,217,183
Ω	3.500%, 03/15/28		3,000	2,880,000
Ω	3.750%, 02/01/30		2,000	1,920,000
Halliburton Co.
	3.500%, 08/01/23		4	4,099
	3.800%, 11/15/25		124	131,379
#	2.920%, 03/01/30		500	501,193
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	8,082,750
Harley-Davidson, Inc.
	3.500%, 07/28/25		42	43,526
Hasbro, Inc.
	3.500%, 09/15/27		3,135	3,272,792

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
HCA, Inc.
	5.375%, 02/01/25		6,805	$7,242,289
	3.500%, 09/01/30		725	721,658
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,657,413
Healthcare Trust of America Holdings LP
#	2.000%, 03/15/31		1,600	1,477,755
Hess Corp.
	4.300%, 04/01/27		2,000	2,134,651
Home Depot Inc
	5.875%, 12/16/36		2,000	2,698,944
Honeywell International, Inc.
#	2.500%, 11/01/26		102	104,418
	2.250%, 02/22/28	EUR	3,905	4,788,359
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	35,400
	5.900%, 02/01/27		2,700	2,909,602
	6.750%, 01/15/28		700	792,750
HP, Inc.
	3.400%, 06/17/30		3,300	3,376,757
	6.000%, 09/15/41		8,000	10,020,032
Humana, Inc.
	3.850%, 10/01/24		91	95,088
Huntsman International LLC
#	4.500%, 05/01/29		5,550	5,988,610
Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,625,756
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		3,380	3,234,221
	1.850%, 09/15/32		2,000	1,826,980
International Business Machines Corp.
	1.750%, 03/07/28	EUR	1,000	1,194,495
#	3.500%, 05/15/29		800	844,492
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		1,500	1,452,550
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	288,227
	4.650%, 10/01/28		500	557,839
Invitation Homes Operating Partnership L.P.
	2.700%, 01/15/34		2,100	1,967,854
ITC Holdings Corp.
	3.650%, 06/15/24		113	116,892
J M Smucker Co.
	3.500%, 03/15/25		58	60,802
Jabil, Inc.
	3.600%, 01/15/30		3,283	3,413,117
	3.000%, 01/15/31		3,475	3,442,570
Jackson Financial, Inc.
Ω	3.125%, 11/23/31		1,200	1,169,840
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	114,222
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	$63,187
	2.625%, 10/15/31		5,500	5,244,011
Johnson & Johnson
	2.450%, 03/01/26		38	38,831
	2.950%, 03/03/27		500	521,343
	0.950%, 09/01/27		1,000	950,217
#	2.900%, 01/15/28		5,016	5,200,563
#	1.300%, 09/01/30		4,400	4,078,086
JPMorgan Chase & Co.
	3.900%, 07/15/25		129	136,897
Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	4,213,595
	2.000%, 12/10/30		750	686,693
KB Home
	4.000%, 06/15/31		3,500	3,447,500
Kellogg Co.
	3.250%, 04/01/26		661	687,792
	7.450%, 04/01/31		61	83,341
Kemper Corp.
	2.400%, 09/30/30		4,400	4,193,001
Kilroy Realty LP
	2.500%, 11/15/32		10,500	9,815,111
Kimco Realty Corp.
	1.900%, 03/01/28		400	383,699
	2.250%, 12/01/31		1,000	943,894
Kinder Morgan Energy Partners LP
#	6.950%, 01/15/38		3,300	4,350,009
Kraft Heinz Foods Co.
Ω	2.250%, 05/25/28	EUR	200	237,769
Kroger Co.
	3.700%, 08/01/27		3,394	3,611,858
	7.500%, 04/01/31		90	122,509
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	46,556
Las Vegas Sands Corp.
#	3.900%, 08/08/29		1,000	996,962
Lazard Group LLC
	4.500%, 09/19/28		1,800	1,987,695
Lear Corp.
	3.800%, 09/15/27		2,076	2,191,287
	4.250%, 05/15/29		1,000	1,079,341
Legg Mason, Inc.
	3.950%, 07/15/24		55	57,767
	4.750%, 03/15/26		23	25,349
Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	10,199,468
Liberty Mutual Group, Inc.
Ω	2.750%, 05/04/26	EUR	5,200	6,322,441
Ω	4.569%, 02/01/29		78	87,864
Lincoln National Corp.
	3.050%, 01/15/30		4,900	4,981,360
#	3.400%, 01/15/31		127	132,842

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lockheed Martin Corp.
	3.550%, 01/15/26		56	$59,340
	4.500%, 05/15/36		700	816,789
Loews Corp.
	2.625%, 05/15/23		44	44,572
Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,007
	3.375%, 09/15/25		61	64,064
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	7,554,901
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	99,498
Markel Corp.
	3.350%, 09/17/29		4,300	4,517,872
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,563,083
	4.000%, 04/15/28		5,901	6,243,479
	4.650%, 12/01/28		650	706,144
	2.750%, 10/15/33		2,000	1,867,636
Mars, Inc.
Ω	3.600%, 04/01/34		595	642,412
Marsh & McLennan Cos., Inc.
#	3.500%, 06/03/24		97	100,829
	1.349%, 09/21/26	EUR	6,000	6,956,957
	4.375%, 03/15/29		800	891,640
	2.250%, 11/15/30		1,650	1,591,487
	2.375%, 12/15/31		1,500	1,450,227
Masonite International Corp.
#Ω	3.500%, 02/15/30		10,000	9,440,200
Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	72,960
McDonald's Corp.
Ω	1.500%, 11/28/29	EUR	1,000	1,175,373
Ω	5.875%, 04/23/32	GBP	750	1,330,228
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	6,172,806
Medtronic, Inc.
	3.500%, 03/15/25		7	7,352
Merck & Co., Inc.
	2.750%, 02/10/25		136	140,289
Meritage Homes Corp.
	6.000%, 06/01/25		3,008	3,248,640
MetLife, Inc.
	3.600%, 04/10/24		189	197,250
	4.550%, 03/23/30		500	573,450
	6.500%, 12/15/32		281	376,852
MGM Resorts International
	5.750%, 06/15/25		2,928	3,074,400
	4.625%, 09/01/26		2,693	2,713,198
Micron Technology, Inc.
	5.327%, 02/06/29		550	626,681
	3.366%, 11/01/41		6,500	6,185,270
Microsoft Corp.
	4.200%, 11/03/35		900	1,058,602
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	$5,917,500
Molson Coors Beverage Co.
	3.500%, 05/01/22		33	33,229
	1.250%, 07/15/24	EUR	1,200	1,373,728
	3.000%, 07/15/26		687	707,754
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,957,567
Morgan Stanley
	1.375%, 10/27/26	EUR	2,550	2,958,202
	1.875%, 04/27/27	EUR	1,856	2,196,678
	7.250%, 04/01/32		1,500	2,074,654
Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		3,297	3,615,394
Mosaic Co.
	4.050%, 11/15/27		5,000	5,329,609
Motorola Solutions, Inc.
	4.600%, 02/23/28		500	551,602
	4.600%, 05/23/29		4,260	4,730,808
MPLX LP
	4.125%, 03/01/27		2,876	3,061,295
	4.000%, 03/15/28		1,500	1,588,791
	4.500%, 04/15/38		3,500	3,743,177
Mylan, Inc.
	4.200%, 11/29/23		52	53,972
Nasdaq, Inc.
	4.250%, 06/01/24		33	34,689
	1.750%, 03/28/29	EUR	5,924	6,923,689
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,755,252
NetApp, Inc.
	3.250%, 12/15/22		13	13,114
Netflix, Inc.
	4.875%, 04/15/28		3,040	3,344,304
	5.875%, 11/15/28		2,800	3,244,500
#Ω	5.375%, 11/15/29		1,000	1,143,450
Newell Brands, Inc.
	4.875%, 06/01/25		6,500	6,824,155
NewMarket Corp.
	2.700%, 03/18/31		3,255	3,170,621
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		1,184	1,249,246
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		2,980	3,002,350
#Ω	4.500%, 09/15/27		4,700	4,758,750
NIKE, Inc.
#	2.850%, 03/27/30		16,000	16,479,179
	3.250%, 03/27/40		3,000	3,057,843
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,449,180
#	4.375%, 04/01/30		2,300	2,154,847
Norfolk Southern Corp.
	2.900%, 06/15/26		526	542,552

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
NOV, Inc.
#	3.600%, 12/01/29		5,000	$5,127,495
Nucor Corp.
	2.700%, 06/01/30		400	398,644
NuStar Logistics LP
	5.625%, 04/28/27		432	442,260
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	33,743
Omnicom Group, Inc.
	4.200%, 06/01/30		900	984,695
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,797,500
	7.125%, 03/15/26		5,000	5,496,670
ONEOK, Inc.
	4.000%, 07/13/27		77	81,258
	4.550%, 07/15/28		1,766	1,889,285
	4.350%, 03/15/29		3,073	3,266,418
#	6.350%, 01/15/31		2,000	2,432,839
Oracle Corp.
	2.500%, 10/15/22		22	22,222
#	3.250%, 11/15/27		5,956	6,120,235
	3.800%, 11/15/37		2,000	1,942,848
	5.375%, 07/15/40		1,100	1,244,112
	3.650%, 03/25/41		6,000	5,580,456
O'Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,323,381
Owens Corning
	3.875%, 06/01/30		583	621,003
Parker-Hannifin Corp.
#	3.300%, 11/21/24		71	73,482
	3.250%, 06/14/29		2,750	2,842,362
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,652,619
PepsiCo, Inc.
	2.750%, 03/05/22		33	33,076
	0.875%, 07/18/28	EUR	1,500	1,719,974
PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,133,937
Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,548,361
Pfizer, Inc.
#	1.700%, 05/28/30		6,200	5,880,211
	3.900%, 03/15/39		400	444,860
Philip Morris International, Inc.
	3.250%, 11/10/24		68	70,852
	0.125%, 08/03/26	EUR	2,500	2,727,636
	2.875%, 05/14/29	EUR	2,650	3,333,388
	3.375%, 08/15/29		2,000	2,082,168
	2.100%, 05/01/30		6,400	6,122,202
	0.800%, 08/01/31	EUR	3,200	3,328,318
Phillips 66 Partners LP
	3.550%, 10/01/26		752	783,793
	3.750%, 03/01/28		700	732,122
	3.150%, 12/15/29		2,000	2,012,967
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		5,000	$5,101,976
	PNC Financial Services Group, Inc.
	3.300%, 03/08/22		9	9,003
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,110,076
	2.800%, 08/15/29		947	967,079
	2.550%, 06/15/30		6,000	5,954,226
	Primerica, Inc.
	2.800%, 11/19/31		4,350	4,278,832
Principal Financial Group, Inc.
	3.125%, 05/15/23		52	53,123
	3.100%, 11/15/26		53	54,906
Procter & Gamble Co.
	2.450%, 11/03/26		13	13,370
	4.875%, 05/11/27	EUR	1,000	1,387,068
Ω	6.250%, 01/31/30	GBP	563	1,002,875
	3.000%, 03/25/30		2,300	2,425,353
	1.200%, 10/29/30		10,000	9,185,770
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,526,543
	7.000%, 10/30/31		630	825,244
	Prologis LP
	2.250%, 04/15/30		504	491,126
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	789,540
PulteGroup, Inc.
	5.500%, 03/01/26		759	846,665
#	5.000%, 01/15/27		2,763	3,066,129
	6.000%, 02/15/35		800	991,120
	QUALCOMM, Inc.
	1.650%, 05/20/32		1,848	1,688,649
Quest Diagnostics, Inc.
#	3.500%, 03/30/25		4	4,167
	4.200%, 06/30/29		925	1,012,695
	Radian Group, Inc.
	4.500%, 10/01/24		6,000	6,135,000
	Ralph Lauren Corp.
	2.950%, 06/15/30		4,872	4,924,534
	Rayonier LP
	2.750%, 05/17/31		1,530	1,483,798
	Raytheon Technologies Corp.
	2.250%, 07/01/30		800	771,267
Realty Income Corp.
	2.850%, 12/15/32		3,600	3,583,250
	5.875%, 03/15/35		156	197,973
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23		45	47,181
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	69,074
Royalty Pharma PLC
	2.200%, 09/02/30		1,000	925,889

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.300%, 09/02/40		3,300	$3,086,701
Sabra Health Care LP
	3.200%, 12/01/31		1,000	949,045
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	219,517
	4.400%, 07/13/27		2,000	2,132,234
Seagate HDD Cayman
	4.125%, 01/15/31		7,000	6,867,420
Sealed Air Corp.
Ω	5.125%, 12/01/24		1,817	1,916,935
Ω	5.500%, 09/15/25		2,600	2,801,500
Ω	4.000%, 12/01/27		2,000	2,005,000
Ω	6.875%, 07/15/33		500	597,500
Sempra Energy
#	3.800%, 02/01/38		2,000	2,090,827
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	6,173,921
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		2,000	1,999,200
Sherwin-Williams Co.
	2.950%, 08/15/29		4,670	4,765,464
Simon Property Group LP
	2.650%, 07/15/30		7,264	7,182,685
	2.250%, 01/15/32		500	473,162
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,406,245
Southwest Airlines Co.
#	4.750%, 05/04/23		1,500	1,557,158
	3.000%, 11/15/26		1,107	1,132,535
Southwest Gas Corp.
	2.200%, 06/15/30		900	852,577
Spectra Energy Partners LP
	4.750%, 03/15/24		22	23,198
Steel Dynamics, Inc.
	3.250%, 01/15/31		1,100	1,118,887
Steelcase, Inc.
#	5.125%, 01/18/29		4,342	4,818,779
Stellantis Finance US, Inc.
#Ω	2.691%, 09/15/31		6,800	6,438,105
STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,308,818
	2.750%, 11/18/30		1,300	1,249,220
Stryker Corp.
	3.375%, 05/15/24		6	6,208
	2.125%, 11/30/27	EUR	7,009	8,431,950
Sutter Health
	2.294%, 08/15/30		2,400	2,328,806
Target Corp.
	2.500%, 04/15/26		31	31,910
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	107,250
Ω	5.750%, 01/15/28		5,000	5,325,000
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,937,946
Textron, Inc.
#	2.450%, 03/15/31		1,000	960,251
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	$1,173,421
	1.375%, 09/12/28	EUR	1,315	1,531,535
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,949,481
	4.350%, 02/15/28		3,800	4,037,500
#	3.800%, 11/01/29		2,000	2,063,090
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,400	3,593,052
Trimble, Inc.
	4.900%, 06/15/28		500	552,283
Trinity Industries, Inc.
	4.550%, 10/01/24		690	710,762
TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		545	604,800
Twitter, Inc.
Ω	3.875%, 12/15/27		7,000	6,982,185
Under Armour, Inc.
	3.250%, 06/15/26		7,250	7,130,375
UnitedHealth Group, Inc.
#	2.750%, 02/15/23		101	102,609
	4.625%, 07/15/35		1,000	1,169,060
Unum Group
	3.875%, 11/05/25		23	24,132
	4.000%, 06/15/29		5,100	5,494,411
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,173	2,294,377
Ω	3.125%, 11/22/28	EUR	3,400	4,237,724
Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,087,073
VeriSign, Inc.
	2.700%, 06/15/31		1,000	964,700
Verizon Communications, Inc.
	1.375%, 10/27/26	EUR	1,500	1,751,066
	4.329%, 09/21/28		200	220,255
	1.375%, 11/02/28	EUR	2,000	2,331,573
	4.016%, 12/03/29		183	198,725
	2.625%, 12/01/31	EUR	2,500	3,180,499
Ω	2.355%, 03/15/32		53	50,330
VF Corp.
	2.950%, 04/23/30		701	708,742
ViacomCBS, Inc.
	3.875%, 04/01/24		57	59,410
	7.875%, 07/30/30		2,013	2,695,978
	4.950%, 01/15/31		1,200	1,365,770
	4.200%, 05/19/32		2,000	2,170,179
	5.500%, 05/15/33		400	480,255
Viatris, Inc.
	3.850%, 06/22/40		12,500	12,476,824
Visa, Inc.
	2.050%, 04/15/30		5,500	5,384,707
#	1.100%, 02/15/31		23,000	20,686,444
	4.150%, 12/14/35		4,700	5,367,375
VMware, Inc.
	3.900%, 08/21/27		3,521	3,740,416

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Vontier Corp.
	2.950%, 04/01/31		1,100	$1,062,303
Vornado Realty LP
	3.400%, 06/01/31		4,650	4,625,679
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		1,064	1,112,878
	2.125%, 11/20/26	EUR	2,700	3,229,838
	3.200%, 04/15/30		730	750,205
Walmart, Inc.
#	1.500%, 09/22/28		5,000	4,823,103
	4.875%, 09/21/29	EUR	1,166	1,718,538
	2.375%, 09/24/29		1,015	1,028,962
	5.750%, 12/19/30	GBP	3,919	6,944,886
Ω	5.625%, 03/27/34	GBP	12,213	22,713,995
	5.250%, 09/28/35	GBP	10,972	20,202,026
Walt Disney Co.
#	3.800%, 03/22/30		1,896	2,059,521
	2.650%, 01/13/31		1,000	995,195
	6.400%, 12/15/35		300	407,793
WEC Energy Group, Inc.
	3.550%, 06/15/25		12	12,584
Wells Fargo & Co.
	3.500%, 03/08/22		18	18,053
	3.000%, 02/19/25		190	195,072
	3.000%, 04/22/26		32	32,893
Ω	2.000%, 04/27/26	EUR	800	945,503
Ω	1.375%, 10/26/26	EUR	3,500	4,028,091
Ω	1.000%, 02/02/27	EUR	6,900	7,779,249
Ω	1.000%, 02/02/27	EUR	800	901,942
	4.150%, 01/24/29		1,000	1,088,453
Ω	2.500%, 05/02/29	GBP	750	1,009,175
Welltower, Inc.
	3.100%, 01/15/30		1,000	1,016,287
Western Digital Corp.
	4.750%, 02/15/26		7,980	8,374,332
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	6,808,662
	3.375%, 06/15/30		1,100	1,133,697
WestRock MWV LLC
	8.200%, 01/15/30		180	243,236
Weyerhaeuser Co.
	7.375%, 03/15/32		900	1,218,672
Whirlpool Corp.
	3.700%, 05/01/25		145	152,314
#	4.750%, 02/26/29		1,000	1,124,649
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,384,578
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.100%, 11/09/27	EUR	500	$567,705
Williams Cos., Inc.
	3.700%, 01/15/23		100	101,767
	4.000%, 09/15/25		136	143,878
	3.750%, 06/15/27		16	16,841
Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	38,253
Wisconsin Power & Light Co.
	1.950%, 09/16/31		750	708,601
Wisconsin Power and Light Co.
	3.000%, 07/01/29		1,000	1,020,907
WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,810,392
WRKCo, Inc.
	4.200%, 06/01/32		2,600	2,838,577
	3.000%, 06/15/33		3,100	3,057,588
Xerox Corp.
	4.070%, 03/17/22		13	13,016
#	3.800%, 05/15/24		2,050	2,085,875
Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	5,065,450
Ω	5.500%, 08/15/28		1,000	1,005,580
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		1,000	1,027,565
	3.625%, 03/15/31		3,870	3,657,692
Zoetis, Inc.
	3.000%, 09/12/27		62	63,896
TOTAL UNITED STATES				1,640,121,983
TOTAL BONDS				3,124,622,792
TOTAL INVESTMENT SECURITIES (Cost $3,526,654,730)				3,441,118,613

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	7,364,762	85,202,927
TOTAL INVESTMENTS — (100.0%)
(Cost $3,611,854,673)^^			$3,526,321,540

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of January 31, 2022, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,880,845	NZD	4,254,286	Australia & New Zealand Banking Group Ltd.	02/02/22	$81,525
NZD	7,331,721	USD	4,792,526	Australia & New Zealand Banking Group Ltd.	02/02/22	31,746
AUD	12,195,995	USD	8,600,006	BNY Mellon	02/02/22	23,173
USD	3,119,488	AUD	4,308,469	Citibank NA	02/02/22	73,185
AUD	2,910,186	USD	2,033,588	Goldman Sachs International	02/02/22	24,059
USD	3,155,768	AUD	4,421,955	Morgan Stanley and Co. International	02/02/22	29,224
USD	2,079,441	NZD	3,077,435	State Street Bank and Trust	02/02/22	54,489
USD	6,378,488	AUD	8,893,997	State Street Bank and Trust	02/02/22	89,987
SGD	316,413	USD	234,068	Citibank NA	02/03/22	147
SGD	28,140,416	USD	20,738,755	Societe Generale	02/03/22	91,340
USD	126,937,205	GBP	93,761,298	State Street Bank and Trust	02/09/22	843,217
USD	123,010,336	GBP	90,804,691	State Street Bank and Trust	02/10/22	893,322
USD	16,121,625	NZD	23,875,007	HSBC Bank	02/14/22	414,446
USD	120,418,897	CAD	150,425,239	BNY Mellon	02/15/22	2,081,883
USD	122,463,568	CAD	153,976,065	HSBC Bank	03/03/22	1,334,443
USD	16,271,936	GBP	12,097,761	Morgan Stanley and Co. International	03/03/22	4,722
GBP	2,891,334	USD	3,869,519	Royal Bank of Canada	03/03/22	18,304
USD	99,888,299	EUR	88,416,129	State Street Bank and Trust	04/01/22	423,361
USD	82,179,031	EUR	72,354,237	State Street Bank and Trust	04/06/22	772,110
JPY	491,231,058	USD	4,266,499	Australia & New Zealand Banking Group Ltd.	04/08/22	5,209
USD	9,676,899	JPY	1,102,944,889	Goldman Sachs International	04/08/22	85,775
USD	94,470,766	EUR	83,235,325	State Street Bank and Trust	04/08/22	816,046
USD	81,992,033	AUD	112,304,854	State Street Bank and Trust	04/12/22	2,557,054
USD	77,740,401	EUR	67,772,012	Morgan Stanley and Co. International	04/13/22	1,473,876
USD	79,485,398	EUR	69,728,260	HSBC Bank	04/14/22	1,015,204
USD	80,865,077	AUD	113,454,750	HSBC Bank	04/22/22	610,722
Total Appreciation						$13,848,569
AUD	2,518,240	USD	1,820,200	Citibank NA	02/02/22	$(39,678)
USD	225,127	SGD	308,846	Citibank NA	02/03/22	(3,487)
USD	20,555,425	SGD	28,147,983	HSBC Bank	02/03/22	(280,270)
USD	125,009,555	GBP	92,984,219	HSBC Bank	02/07/22	(40,952)
CAD	3,315,980	USD	2,654,689	Citibank NA	02/08/22	(46,057)
USD	118,586,361	CAD	151,498,310	HSBC Bank	02/08/22	(595,070)
USD	4,665,710	NZD	7,141,691	Australia & New Zealand Banking Group Ltd.	03/07/22	(31,058)
EUR	6,441,561	USD	7,309,111	State Street Bank and Trust	04/01/22	(62,589)
USD	101,308,461	JPY	11,693,964,694	BNY Mellon	04/08/22	(381,360)
USD	20,601,028	SGD	27,957,212	Societe Generale	04/27/22	(90,318)
USD	9,745,622	AUD	13,813,623	BNY Mellon	04/29/22	(26,220)
Total (Depreciation)						$(1,597,059)
Total Appreciation (Depreciation)						$12,251,510
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$316,495,821	—	$316,495,821
Bonds
Australia	—	246,860,880	—	246,860,880
Belgium	—	11,401,264	—	11,401,264
Canada	—	450,373,885	—	450,373,885

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$5,308,202	—	$5,308,202
Finland	—	31,880,730	—	31,880,730
France	—	75,354,712	—	75,354,712
Germany	—	59,687,551	—	59,687,551
Italy	—	19,633,631	—	19,633,631
Japan	—	59,621,170	—	59,621,170
Luxembourg	—	1,052,815	—	1,052,815
Netherlands	—	102,547,613	—	102,547,613
New Zealand	—	20,296,609	—	20,296,609
Norway	—	41,109,252	—	41,109,252
Singapore	—	20,686,067	—	20,686,067
Spain	—	13,233,605	—	13,233,605
Supranational Organization Obligations	—	93,264,590	—	93,264,590
Sweden	—	123,646	—	123,646
Switzerland	—	56,154,754	—	56,154,754
United Kingdom	—	175,909,833	—	175,909,833
United States	—	1,640,121,983	—	1,640,121,983
Securities Lending Collateral	—	85,202,927	—	85,202,927
Forward Currency Contracts**	—	12,251,510	—	12,251,510
TOTAL	—	$3,538,573,050	—	$3,538,573,050
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
BELIZE — (0.0%)
	Melnick Even Desenvolvimento Imobiliario SA	16,200	$12,874
BRAZIL — (3.3%)
	Aliansce Sonae Shopping Centers SA	18,500	78,981
*	Alliar Medicos A Frente SA	25,751	80,016
*	Alper Consultoria e Corretora de Seguros SA	1,100	7,070
	Alupar Investimento SA	32,200	154,266
	Ambev SA, ADR	322,455	912,548
*	Americanas SA	90,652	541,341
*	Anima Holding SA	17,500	29,100
	Arezzo Industria e Comercio SA	6,500	100,118
	Atacadao SA	143,120	449,297
	B3 SA - Brasil Bolsa Balcao	776,004	2,136,528
	Banco Bradesco SA, ADR	97,208	417,022
	Banco Bradesco SA	140,058	495,865
	Banco BTG Pactual SA	183,331	834,468
	Banco do Brasil SA	97,300	598,448
	Banco Inter SA	19,310	31,092
	Banco Santander Brasil SA	45,800	283,506
	BB Seguridade Participacoes SA	94,554	412,041
*	BK Brasil Operacao e Assessoria a Restaurantes SA	27,041	31,725
*	BR Malls Participacoes SA	103,000	186,793
	BR Properties SA	27,600	37,631
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,064	74,000
#	Braskem SA, Sponsored ADR	4,311	81,349
*	C&A Modas Ltda	17,429	21,597
	Camil Alimentos SA	28,442	47,885
	CCR SA	414,380	1,014,471
	Centrais Eletricas Brasileiras SA	32,400	215,325
	Cia Brasileira de Distribuicao	37,223	158,633
	Cia de Locacao das Americas	92,320	456,028
	Cia de Saneamento Basico do Estado de Sao Paulo	64,500	453,799
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	61,537
	Cia de Saneamento de Minas Gerais-COPASA	42,300	104,752
	Cia de Saneamento do Parana	33,300	126,425
	Cia de Saneamento do Parana	21,300	15,523
#	Cia Energetica de Minas Gerais, Sponsored ADR	7,080	17,842
	Cia Energetica de Minas Gerais	54,131	189,812
	Cia Paranaense de Energia	59,545	71,206
	Cia Paranaense de Energia	9,600	63,077
#	Cia Siderurgica Nacional SA, Sponsored ADR	5,063	24,151
	Cia Siderurgica Nacional SA	99,285	477,531
	Cielo SA	519,418	224,979
*	Cogna Educacao	200,465	97,399
	Construtora Tenda SA	34,588	104,283
	Cosan SA	85,936	384,682
	CPFL Energia SA	61,141	333,103
	CSU Cardsystem SA	8,200	22,932
	Cury Construtora e Incorporadora SA	8,800	13,639
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	132,477	436,093
	Dexco SA	133,283	375,244
	Diagnosticos da America SA	6,300	34,572
	Dimed SA Distribuidora da Medicamentos	7,800	20,168
	Direcional Engenharia SA	37,400	96,844
*	EcoRodovias Infraestrutura e Logistica SA	73,109	109,042

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EDP - Energias do Brasil SA	32,000	$129,203
	Energisa SA	54,320	446,520
	Equatorial Energia SA	194,700	841,851
	Eternit SA	6,800	22,628
	Even Construtora e Incorporadora SA	42,080	58,721
	Ez Tec Empreendimentos e Participacoes SA	34,096	137,280
	Fleury SA	88,000	335,090
	Fras-Le SA	2,000	4,749
*	Gafisa SA	139,442	53,570
	Gerdau SA, Sponsored ADR	40,092	209,681
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	11,450	7,073
	Grendene SA	49,721	84,927
*	Grupo De Moda Soma SA	28,602	78,102
*	Grupo SBF SA	6,100	29,580
	Guararapes Confeccoes SA	21,065	50,539
Ω	Hapvida Participacoes e Investimentos SA	108,211	257,990
	Helbor Empreendimentos SA	23,500	19,030
	Hypera SA	84,800	496,813
	Industrias Romi SA	8,266	26,463
	Instituto Hermes Pardini SA	16,500	71,405
*	International Meal Co. Alimentacao SA, Class A	60,698	29,948
	Iochpe-Maxion SA	25,200	71,517
*	IRB Brasil Resseguros SA	300,700	185,173
	Itau Unibanco Holding SA	37,635	156,561
	JHSF Participacoes SA	91,696	111,035
	JSL SA	1,648	2,216
	Kepler Weber SA	5,300	38,826
	Klabin SA	296,109	1,387,392
	Light SA	87,100	190,435
	Localiza Rent a Car SA	100,175	1,105,489
	LOG Commercial Properties e Participacoes SA	6,900	36,747
*	Log-in Logistica Intermodal SA	2,880	12,030
	Lojas Quero Quero S/A	27,200	51,940
	Lojas Renner SA	190,915	1,011,004
*	LPS Brasil Consultoria de Imoveis SA	17,000	9,380
	M Dias Branco SA	18,932	82,465
	Magazine Luiza SA	194,922	256,954
	Mahle-Metal Leve SA	5,200	32,002
	Marcopolo SA	38,000	20,610
	Mills Estruturas e Servicos de Engenharia SA	53,000	64,078
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	7,746	11,086
*	Moura Dubeux Engenharia S/A	10,100	12,439
	Movida Participacoes SA	27,311	84,760
	MRV Engenharia e Participacoes SA	100,447	253,666
	Multiplan Empreendimentos Imobiliarios SA	27,600	111,749
*	Natura & Co. Holding SA	69,632	297,668
#*	Natura & Co. Holding SA, ADR	15,400	133,364
	Neoenergia SA	46,800	144,892
	Notre Dame Intermedica Participacoes SA	48,772	653,955
	Odontoprev SA	88,452	207,883
*	Omega Energia SA	90,708	197,812
	Ouro Fino Saude Animal Participacoes SA	1,600	7,620
	Porto Seguro SA	80,818	301,806
	Portobello SA	10,300	18,291
	Positivo Tecnologia SA	48,052	84,700
	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	5,661
	Qualicorp Consultoria e Corretora de Seguros SA	108,131	374,684
	Raia Drogasil SA	215,700	940,776
*	Rumo SA	142,720	419,820

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA	212,450	$501,309
Ω	Ser Educacional SA	13,300	28,979
	SIMPAR SA	18,800	39,192
	Sul America SA	169,933	812,847
	Suzano SA	113,661	1,267,157
	Tegma Gestao Logistica SA	9,500	26,657
	Telefonica Brasil SA	29,500	275,995
#	Telefonica Brasil SA, ADR	21,716	203,696
	TIM SA, ADR	2,608	32,548
	TIM SA	260,262	650,398
	TOTVS SA	66,708	365,191
	Transmissora Alianca de Energia Eletrica SA	76,052	546,676
	Trisul SA	22,300	26,961
	Ultrapar Participacoes SA	153,808	437,664
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	176,565
	Unipar Carbocloro SA	7,600	133,091
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	24,843
	Vibra Energia SA	149,257	643,676
	Vivara Participacoes SA	10,800	53,491
	Vulcabras Azaleia SA	27,100	48,024
	WEG SA	127,300	770,978
	Wiz Solucoes e Corretagem de Seguros SA	31,400	48,548
*	XP, Inc.	9,136	303,667
	YDUQS Participacoes SA	24,400	101,596
TOTAL BRAZIL			33,745,177
CHILE — (0.4%)
	Aguas Andinas SA, Class A	749,888	180,288
	Banco de Chile, ADR	17,168	344,558
	Banco de Credito e Inversiones SA	4,912	177,940
	Banco Santander Chile, ADR	13,546	272,004
	Banco Santander Chile	760,231	37,772
	Besalco SA	118,298	44,379
*	Camanchaca SA	228,863	10,978
	CAP SA	12,222	137,343
	Cencosud SA	200,888	370,223
	Cencosud Shopping SA	61,000	72,117
	Cia Cervecerias Unidas SA	22,209	184,062
	Cia Cervecerias Unidas SA, Sponsored ADR	4,430	73,848
	Embotelladora Andina SA, ADR, Class B	4,723	59,037
	Empresa Nacional de Telecomunicaciones SA	27,407	113,666
	Empresas CMPC SA	189,006	347,010
	Empresas Hites SA	95,679	19,779
	Empresas Lipigas SA	1,142	2,844
	Empresas Tricot SA	2,361	1,129
	Enel Americas SA	2,043,106	240,894
	Enel Chile SA, ADR	9,400	18,988
	Enel Chile SA	1,814,367	70,999
	Falabella SA	41,762	148,628
	Forus SA	22,023	32,832
	Grupo Security SA	328,060	50,354
	Hortifrut SA	43,292	51,384
	Instituto de Diagnostico SA	1,346	2,820
	Inversiones Aguas Metropolitanas SA	132,025	75,998
	Inversiones La Construccion SA	7,731	34,350
*	Itau CorpBanca Chile SA	23,712,285	53,770
*	Parque Arauco SA	84,880	98,231
	Plaza SA	34,049	39,808

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Ripley Corp. SA	224,629	$46,548
	Salfacorp SA	132,841	55,657
	Sigdo Koppers SA	83,076	85,076
	SMU SA	707,008	83,512
	Sociedad Matriz SAAM SA	1,041,769	70,894
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,002	379,158
	Socovesa SA	15,493	2,653
	SONDA SA	176,889	76,073
	Vina Concha y Toro SA	163,246	261,238
TOTAL CHILE			4,428,842
CHINA — (31.7%)
	360 DigiTech, Inc., ADR	22,768	450,579
*	360 Security Technology, Inc., Class A	22,800	37,712
*	361 Degrees International Ltd.	219,000	126,734
*	36Kr Holdings, Inc., Sponsored ADR	5,136	4,854
*Ω	3SBio, Inc.	317,000	250,998
*	51job, Inc., ADR	8,734	440,194
	5I5J Holding Group Co. Ltd., Class A	38,240	18,225
#*	9F, Inc., Sponsored ADR	10,020	10,220
Ω	AAG Energy Holdings Ltd.	147,000	27,248
	Accelink Technologies Co. Ltd., Class A	5,100	16,181
	Addsino Co. Ltd., Class A	17,700	41,451
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	47,921
	AECC Aviation Power Co. Ltd., Class A	8,600	65,560
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	11,624
*	Aesthetic Medical International Holdings Group Ltd., ADR	5,247	16,843
	Agile Group Holdings Ltd.	376,000	199,316
	Agricultural Bank of China Ltd., Class H	4,790,000	1,822,474
	Aier Eye Hospital Group Co. Ltd., Class A	36,631	187,741
*	AirNet Technology, Inc., ADR	4,104	5,622
	Aisino Corp., Class A	19,300	39,429
	Ajisen China Holdings Ltd.	95,000	15,613
Ω	Ak Medical Holdings Ltd.	152,000	106,956
	AKM Industrial Co. Ltd.	100,000	22,557
*	Alibaba Group Holding Ltd., Sponsored ADR	79,804	10,038,545
*	Alibaba Group Holding Ltd.	399,300	6,258,453
*	Alibaba Health Information Technology Ltd.	630,000	474,862
*	Alibaba Pictures Group Ltd.	2,000,000	226,487
Ω	A-Living Smart City Services Co. Ltd.	97,250	189,331
	All Winner Technology Co. Ltd., Class A	1,400	11,661
*	Alpha Group, Class A	18,000	16,370
	Amoy Diagnostics Co. Ltd., Class A	1,200	10,903
	Angel Yeast Co. Ltd., Class A	18,100	163,859
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	36,706
	Anhui Construction Engineering Group Co. Ltd., Class A	22,400	16,156
	Anhui Expressway Co. Ltd., Class H	88,000	74,548
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	69,508
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,800	84,278
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	18,340	15,281
	Anhui Jinhe Industrial Co. Ltd., Class A	7,900	51,167
	Anhui Kouzi Distillery Co. Ltd., Class A	10,100	111,150
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	24,217
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	32,368
	Anhui Xinhua Media Co. Ltd., Class A	14,100	10,605
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	92,051
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	10,100	31,872
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	400	14,194
	ANTA Sports Products Ltd.	134,800	2,024,058

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anton Oilfield Services Group	1,062,000	$65,246
	Aoshikang Technology Co. Ltd., Class A	1,200	12,473
	Apeloa Pharmaceutical Co. Ltd., Class A	19,000	84,570
	APT Satellite Holdings Ltd.	62,000	18,673
Ω	AsiaInfo Technologies Ltd.	70,800	130,814
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,000	51,403
	Ausnutria Dairy Corp. Ltd.	181,000	229,472
*	Austar Lifesciences Ltd.	15,000	5,528
	Autobio Diagnostics Co. Ltd., Class A	3,900	29,694
	Avary Holding Shenzhen Co. Ltd., Class A	9,000	51,743
	AVIC Electromechanical Systems Co. Ltd., Class A	7,500	14,384
	AVIC Industry-Finance Holdings Co. Ltd., Class A	55,300	33,202
	AviChina Industry & Technology Co. Ltd., Class H	701,000	395,610
	AVICOPTER PLC, Class A	5,500	48,197
	Bafang Electric Suzhou Co. Ltd., Class A	500	16,196
Ω	BAIC Motor Corp. Ltd., Class H	429,500	157,597
*	Baidu, Inc., Sponsored ADR	18,233	2,912,539
*	Baidu, Inc., Class A	88,450	1,752,096
Ω	BAIOO Family Interactive Ltd.	372,000	26,847
	Bank of Beijing Co. Ltd., Class A	51,100	36,173
	Bank of Changsha Co. Ltd., Class A	19,400	24,047
	Bank of Chengdu Co. Ltd., Class A	26,200	58,231
	Bank of China Ltd., Class H	12,369,000	4,821,344
	Bank of Chongqing Co. Ltd., Class H	147,000	86,965
	Bank of Communications Co. Ltd., Class H	1,530,000	1,026,235
	Bank of Guiyang Co. Ltd., Class A	15,536	15,983
	Bank of Hangzhou Co. Ltd., Class A	36,000	80,500
	Bank of Jiangsu Co. Ltd., Class A	42,380	44,103
	Bank of Nanjing Co. Ltd., Class A	55,422	86,131
	Bank of Ningbo Co. Ltd., Class A	19,910	123,232
	Bank of Shanghai Co. Ltd., Class A	70,000	77,599
*	Bank of Tianjin Co. Ltd., Class H	23,000	6,012
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	9,758
	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	13,186
*	Baoye Group Co. Ltd., Class H	66,000	37,520
#*	Baozun, Inc., Sponsored ADR	13,006	172,460
*	Baozun, Inc., Class A	10,500	43,480
	Beibuwan Port Co. Ltd., Class A	12,900	15,876
*	BeiGene Ltd., ADR	1,611	390,796
*	BeiGene Ltd.	12,900	233,582
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	28,932
	Beijing Capital Development Co. Ltd., Class A	56,800	52,154
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	58,370	29,166
*	Beijing Capital International Airport Co. Ltd., Class H	446,000	297,761
	Beijing Certificate Authority Co. Ltd., Class A	2,100	13,489
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	43,500	66,052
	Beijing Dabeinong Technology Group Co. Ltd., Class A	50,557	73,291
	Beijing Easpring Material Technology Co. Ltd., Class A	5,921	81,191
	Beijing Enterprises Holdings Ltd.	125,500	427,826
#*	Beijing Enterprises Urban Resources Group Ltd.	264,000	18,432
	Beijing Enterprises Water Group Ltd.	1,484,000	578,819
*	Beijing Forever Technology Co. Ltd., Class A	11,900	17,615
#*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	5,033
*	Beijing Jetsen Technology Co. Ltd., Class A	71,900	72,058
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	19,232
	Beijing New Building Materials PLC, Class A	21,700	111,223
	Beijing North Star Co. Ltd., Class H	198,000	29,781
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	19,838

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	19,400	$35,381
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,450	89,740
	Beijing Originwater Technology Co. Ltd., Class A	35,200	36,709
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,200	35,838
	Beijing Shiji Information Technology Co. Ltd., Class A	13,440	67,176
	Beijing Sinnet Technology Co. Ltd., Class A	31,200	65,857
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	29,591
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	36,897
	Beijing SuperMap Software Co. Ltd., Class A	7,000	25,961
	Beijing Thunisoft Corp. Ltd., Class A	20,300	37,248
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,300	45,701
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	110,000	172,821
	Beijing Tongrentang Co. Ltd., Class A	4,800	31,883
*	Beijing Ultrapower Software Co. Ltd., Class A	36,401	30,827
	Beijing United Information Technology Co. Ltd., Class A	1,000	18,049
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	10,210
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	500	17,651
	Beijing Yanjing Brewery Co. Ltd., Class A	39,700	47,590
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,300	85,193
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	22,800	48,085
	Bestsun Energy Co. Ltd., Class A	28,200	22,418
	Betta Pharmaceuticals Co. Ltd., Class A	1,600	15,745
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	5,811
	BGI Genomics Co. Ltd., Class A	5,400	71,126
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	35,238
*	Bilibili, Inc., Class Z	10,040	350,788
	Blue Sail Medical Co. Ltd., Class A	14,000	33,206
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,200	92,231
	BOC International China Co. Ltd., Class A	18,400	35,188
	BOE Technology Group Co. Ltd., Class A	434,300	333,349
*	Bohai Leasing Co. Ltd., Class A	149,500	63,132
	Bosideng International Holdings Ltd.	942,000	459,165
*	Boyaa Interactive International Ltd.	40,000	2,515
	Bright Dairy & Food Co. Ltd., Class A	17,700	35,684
*	Brilliance China Automotive Holdings Ltd.	716,000	336,520
	B-Soft Co. Ltd., Class A	12,870	18,950
	BYD Electronic International Co. Ltd.	189,500	573,139
	By-health Co. Ltd., Class A	35,100	138,943
	C C Land Holdings Ltd.	321,000	75,638
	C&D International Investment Group Ltd.	132,741	252,142
*	C&D Property Management Group Co. Ltd.	86,000	47,049
#*	CA Cultural Technology Group Ltd.	112,000	3,604
	Cabbeen Fashion Ltd.	59,000	21,326
	Caitong Securities Co. Ltd., Class A	41,500	63,946
	Camel Group Co. Ltd., Class A	16,600	36,081
	Canny Elevator Co. Ltd., Class A	12,500	14,447
#*Ω	CanSino Biologics, Inc., Class H	5,000	83,758
	Capinfo Co. Ltd., Class H	204,000	10,522
*	Capital Environment Holdings Ltd.	1,184,000	25,028
	CECEP Solar Energy Co. Ltd., Class A	46,200	64,166
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	13,552
	CECEP Wind-Power Corp., Class A	48,100	38,670
	Central China Management Co. Ltd.	227,000	38,897
	Central China Real Estate Ltd.	227,000	24,519
	CETC Digital Technology Co. Ltd., Class A	4,100	21,345
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	31,072
Ω	CGN Power Co. Ltd., Class H	1,784,000	492,918

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chacha Food Co. Ltd., Class A	8,300	$71,709
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	19,198
	Changchun High & New Technology Industry Group, Inc., Class A	2,700	75,136
	Changjiang Securities Co. Ltd., Class A	67,900	75,184
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	18,200
	Changying Xinzhi Technology Co. Ltd., Class A	11,200	28,846
	Chanjet Information Technology Co. Ltd., Class H	26,100	26,361
	Chaowei Power Holdings Ltd.	107,000	30,367
	Chaozhou Three-Circle Group Co. Ltd., Class A	10,900	65,411
*	Cheetah Mobile, Inc., ADR	14,649	18,165
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	17,555
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	19,746
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	12,004
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,100	21,151
	Chengdu Wintrue Holding Co. Ltd., Class A	20,900	40,358
	Chengdu Xingrong Environment Co. Ltd., Class A	25,100	22,450
	Chengtun Mining Group Co. Ltd., Class A	49,000	68,031
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	36,100	81,296
	China Aerospace International Holdings Ltd.	476,000	31,213
	China Aircraft Leasing Group Holdings Ltd.	117,000	80,948
	China Baoan Group Co. Ltd., Class A	9,100	18,689
	China Bester Group Telecom Co. Ltd., Class A	4,900	11,873
	China BlueChemical Ltd., Class H	498,000	136,330
Ω	China Bohai Bank Co. Ltd., Class H	65,500	16,432
*	China CAMC Engineering Co. Ltd., Class A	19,900	22,146
	China CITIC Bank Corp. Ltd., Class H	1,269,000	605,432
	China Communications Services Corp. Ltd., Class H	666,000	354,511
	China Conch Venture Holdings Ltd.	450,500	2,141,532
	China Construction Bank Corp., Class H	12,750,000	9,783,691
	China CSSC Holdings Ltd., Class A	6,600	21,250
	China Datang Corp. Renewable Power Co. Ltd., Class H	747,000	303,116
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	514,000	75,278
	China Dongxiang Group Co. Ltd.	754,000	62,752
#Ω	China East Education Holdings Ltd.	50,000	25,808
	China Education Group Holdings Ltd.	52,000	45,513
*	China Electronics Huada Technology Co. Ltd.	214,000	18,415
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	40,960
#	China Energy Engineering Corp. Ltd., Class H	294,000	46,858
	China Everbright Bank Co. Ltd., Class H	684,000	256,977
#Ω	China Everbright Greentech Ltd.	99,000	33,579
	China Everbright Ltd.	262,000	296,877
	China Express Airlines Co. Ltd., Class A	7,100	14,605
Ω	China Feihe Ltd.	619,000	858,406
*	China Film Co. Ltd., Class A	20,400	39,862
	China Foods Ltd.	204,000	84,487
*	China Fordoo Holdings Ltd.	281,000	19,507
	China Galaxy Securities Co. Ltd., Class H	453,500	268,914
	China Gas Holdings Ltd.	908,800	1,544,034
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	19,087
	China Great Wall Securities Co. Ltd., Class A	15,000	27,054
	China Greatwall Technology Group Co. Ltd., Class A	23,000	46,282
*	China Green Agriculture, Inc.	241	2,032
	China Harmony Auto Holding Ltd.	245,500	135,448
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	18,380
#*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	75,833
*††Ω	China Huarong Asset Management Co. Ltd., Class H	2,499,000	133,010
#*	China Index Holdings Ltd., ADR	1,309	1,387
Ω	China International Capital Corp. Ltd., Class H	180,000	490,323
	China International Marine Containers Group Co. Ltd., Class H	132,660	239,320

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp.	9,800	$30,448
	China Jinmao Holdings Group Ltd.	1,426,000	518,023
	China Jushi Co. Ltd., Class A	96,206	248,448
	China Kepei Education Group Ltd.	74,000	23,809
	China Lesso Group Holdings Ltd.	278,000	483,305
	China Life Insurance Co. Ltd., Class H	759,000	1,334,245
	China Lilang Ltd.	110,000	62,582
*Ω	China Literature Ltd.	109,800	664,989
*Ω	China Logistics Property Holdings Co. Ltd.	77,000	43,510
*	China Medical & HealthCare Group Ltd.	950,000	8,906
	China Medical System Holdings Ltd.	590,000	987,972
	China Meheco Co. Ltd., Class A	21,300	36,244
	China Meidong Auto Holdings Ltd.	128,000	600,964
	China Mengniu Dairy Co. Ltd.	275,000	1,625,421
	China Merchants Bank Co. Ltd., Class H	423,500	3,539,664
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	23,580
	China Merchants Land Ltd.	386,000	40,238
	China Merchants Port Holdings Co. Ltd.	370,000	683,822
Ω	China Merchants Securities Co. Ltd., Class H	81,540	114,807
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	86,984
#	China Minsheng Banking Corp. Ltd., Class H	864,000	344,357
	China Molybdenum Co. Ltd., Class H	1,362,000	699,895
	China National Accord Medicines Corp. Ltd., Class A	9,300	48,163
	China National Medicines Corp. Ltd., Class A	12,300	54,029
	China National Nuclear Power Co. Ltd., Class A	231,800	259,344
	China National Software & Service Co. Ltd., Class A	3,900	28,264
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	24,000	142,816
*	China Nuclear Energy Technology Corp. Ltd.	132,000	14,635
	China Oilfield Services Ltd., Class H	710,000	698,257
	China Overseas Grand Oceans Group Ltd.	395,000	236,004
	China Overseas Land & Investment Ltd.	1,074,500	3,171,362
	China Pacific Insurance Group Co. Ltd., Class H	739,600	2,251,488
	China Publishing & Media Co. Ltd., Class A	22,400	18,402
	China Railway Group Ltd., Class H	1,018,000	628,394
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	35,889
Ω	China Railway Signal & Communication Corp. Ltd., Class H	478,000	169,151
*	China Rare Earth Holdings Ltd.	436,000	45,589
Ω	China Renaissance Holdings Ltd.	32,600	57,345
	China Resources Beer Holdings Co. Ltd.	110,000	821,247
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	21,500	40,176
	China Resources Gas Group Ltd.	282,000	1,412,607
	China Resources Land Ltd.	750,000	3,625,213
	China Resources Medical Holdings Co. Ltd.	203,500	114,893
Ω	China Resources Pharmaceutical Group Ltd.	496,500	242,795
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,000	43,643
	China Risun Group Ltd.	86,000	47,004
	China SCE Group Holdings Ltd.	497,000	111,041
	China Science Publishing & Media Ltd., Class A	7,400	9,636
*Ω	China Shengmu Organic Milk Ltd.	820,000	52,767
	China Shineway Pharmaceutical Group Ltd.	71,000	63,914
	China Shuifa Singyes Energy Holdings Ltd.	142,000	24,689
*	China Silver Group Ltd.	366,000	26,962
#	China South City Holdings Ltd.	988,000	78,943
	China South Publishing & Media Group Co. Ltd., Class A	49,800	73,362
	China State Construction Engineering Corp. Ltd., Class A	260,200	213,327
	China State Construction International Holdings Ltd.	494,000	584,782
*	China Sunshine Paper Holdings Co. Ltd.	128,000	43,193
	China Suntien Green Energy Corp. Ltd., Class H	553,000	336,976
	China Taiping Insurance Holdings Co. Ltd.	578,600	818,579

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	9,380	$25,652
*	China Tianbao Group Development Co. Ltd.	26,000	11,580
*	China Tianying, Inc., Class A	55,800	45,285
	China Tourism Group Duty Free Corp. Ltd., Class A	9,341	306,404
Ω	China Tower Corp. Ltd., Class H	19,092,000	2,306,290
	China TransInfo Technology Co. Ltd., Class A	26,400	56,477
*	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	37,692
	China Union Holdings Ltd., Class A	17,000	10,784
	China Vanke Co. Ltd., Class H	768,704	1,987,290
#Ω	China Vast Industrial Urban Development Co. Ltd.	114,000	21,721
	China Water Affairs Group Ltd.	166,000	194,115
	China West Construction Group Co. Ltd., Class A	13,700	17,163
*††	China Wood Optimization Holding Ltd.	84,000	1,819
Ω	China Xinhua Education Group Ltd.	23,000	3,939
	China Yangtze Power Co. Ltd., Class A	164,997	569,596
	China Yongda Automobiles Services Holdings Ltd.	225,500	288,530
#*	China ZhengTong Auto Services Holdings Ltd.	505,000	41,452
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,800	121,463
	China Zheshang Bank Co. Ltd., Class H	91,000	36,292
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,947
#*††	China Zhongwang Holdings Ltd.	437,200	70,651
	Chinasoft International Ltd.	942,000	942,632
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	61,910
*	Chongqing Brewery Co. Ltd., Class A	6,149	129,361
	Chongqing Changan Automobile Co. Ltd., Class A	28,000	57,504
	Chongqing Department Store Co. Ltd., Class A	5,700	24,600
	Chongqing Dima Industry Co. Ltd., Class A	50,600	19,046
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	21,280	54,235
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	27,908
	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	223,214
	Chongqing Zhifei Biological Products Co. Ltd., Class A	11,300	189,934
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	17,179
	Chow Tai Seng Jewellery Co. Ltd., Class A	18,450	50,471
	CIFI Ever Sunshine Services Group Ltd.	296,000	534,168
	CIFI Holdings Group Co. Ltd.	1,391,709	909,193
	CIMC Enric Holdings Ltd.	192,000	235,563
*	Cinda Real Estate Co. Ltd., Class A	34,100	20,327
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,026
*	CITIC Guoan Information Industry Co. Ltd., Class A	127,200	48,990
	CITIC Securities Co. Ltd., Class H	369,000	988,115
*	Citychamp Watch & Jewellery Group Ltd.	440,000	79,695
	CMGE Technology Group Ltd.	340,000	132,247
	CMST Development Co. Ltd., Class A	33,200	29,761
*	CNFinance Holdings Ltd., ADR	3,426	11,237
	CNHTC Jinan Truck Co. Ltd., Class A	25,200	54,844
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	29,300	46,723
	CNOOC Energy Technology & Services Ltd., Class A	69,500	29,500
	COFCO Biotechnology Co. Ltd., Class A	47,800	73,573
#*Ω	Cogobuy Group	107,000	33,731
*	Comba Telecom Systems Holdings Ltd.	234,000	54,202
	Concord New Energy Group Ltd.	2,410,000	232,971
	Contemporary Amperex Technology Co. Ltd., Class A	7,800	753,380
*	Coolpad Group Ltd.	1,638,000	66,464
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	112,000	42,407
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	414,050	753,252
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	67,623
	COSCO SHIPPING Ports Ltd.	288,929	230,162
*Ω	Cosmo Lady China Holdings Co. Ltd.	199,000	12,485
	Country Garden Holdings Co. Ltd.	2,655,537	2,181,141

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Country Garden Services Holdings Co. Ltd.	202,977	$1,199,027
	CPMC Holdings Ltd.	269,000	154,107
	CQ Pharmaceutical Holding Co. Ltd., Class A	27,000	20,195
#*	Crazy Sports Group Ltd.	1,274,000	50,967
	CRRC Corp. Ltd., Class H	541,000	247,761
Ω	CSC Financial Co. Ltd., Class H	191,000	215,279
	CSG Holding Co. Ltd., Class A	44,710	63,313
	CSPC Pharmaceutical Group Ltd.	2,657,200	3,229,532
	CSSC Science & Technology Co. Ltd., Class A	7,600	18,422
	CTS International Logistics Corp. Ltd., Class A	17,700	34,557
	D&O Home Collection Group Co. Ltd., Class A	6,500	13,469
	Daan Gene Co. Ltd., Class A	22,080	61,740
#	DaFa Properties Group Ltd.	60,000	35,056
Ω	Dali Foods Group Co. Ltd.	336,500	194,488
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	16,905
	Daqin Railway Co. Ltd., Class A	60,100	62,572
	Dare Power Dekor Home Co. Ltd., Class A	7,000	13,648
	Dashang Co. Ltd., Class A	7,400	22,832
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	12,820	74,984
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	26,082
	Dazzle Fashion Co. Ltd., Class A	7,100	19,608
	DBG Technology Co. Ltd., Class A	7,300	14,321
	Deppon Logistics Co. Ltd., Class A	5,500	9,890
#	Dexin China Holdings Co. Ltd.	203,000	68,852
	DHC Software Co. Ltd., Class A	56,800	64,218
	Dian Diagnostics Group Co. Ltd., Class A	17,100	79,016
	Differ Group Holding Co. Ltd.	756,000	219,520
	Digital China Group Co. Ltd., Class A	11,648	27,737
	Digital China Holdings Ltd.	310,000	175,761
	Digital China Information Service Co. Ltd., Class A	17,500	38,954
	Do-Fluoride Chemicals Co. Ltd., Class A	4,100	27,145
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	44,869
	Dongfang Electric Corp. Ltd., Class H	102,000	138,420
*	Dongfang Electronics Co. Ltd., Class A	28,400	32,455
	Dongfeng Motor Group Co. Ltd., Class H	358,000	315,701
	Dongxing Securities Co. Ltd., Class A	32,735	54,757
#*	DouYu International Holdings Ltd., ADR	45,019	94,540
*	Duiba Group Ltd.	50,000	8,068
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	69,811
	East Group Co. Ltd., Class A	17,200	23,034
	East Money Information Co. Ltd., Class A	19,080	95,377
	Edvantage Group Holdings Ltd.	20,000	8,608
	EEKA Fashion Holdings Ltd.	20,500	32,834
	Electric Connector Technology Co. Ltd., Class A	6,000	48,566
	Elion Energy Co. Ltd., Class A	87,620	64,290
	ENN Energy Holdings Ltd.	220,000	3,502,458
	ENN Natural Gas Co. Ltd., Class A	27,526	75,394
#	Essex Bio-technology Ltd.	88,000	57,806
	Estun Automation Co. Ltd., Class A	4,200	15,338
	Eternal Asia Supply Chain Management Ltd., Class A	49,600	40,983
*	Ev Dynamics Holdings Ltd.	640,000	6,651
	EVA Precision Industrial Holdings Ltd.	320,000	60,092
	Eve Energy Co. Ltd., Class A	1,800	27,120
Ω	Everbright Securities Co. Ltd., Class H	64,400	48,385
*	EverChina International Holdings Co. Ltd.	420,000	9,958
	Fangda Carbon New Material Co. Ltd., Class A	44,220	67,718
	Fangda Special Steel Technology Co. Ltd., Class A	58,110	70,769
#	Fanhua, Inc., Sponsored ADR	12,591	87,256
#	Far East Horizon Ltd.	530,000	453,007

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FAW Jiefang Group Co. Ltd.	30,600	$45,474
	Fibocom Wireless, Inc., Class A	4,500	32,140
*	FIH Mobile Ltd.	782,000	120,010
	Financial Street Holdings Co. Ltd., Class A	51,600	46,028
	Financial Street Property Co. Ltd., Class H	13,000	5,320
	FinVolution Group, ADR	14,215	56,149
	First Capital Securities Co. Ltd., Class A	38,800	39,876
	First Tractor Co. Ltd., Class H	64,000	31,208
	Focus Media Information Technology Co. Ltd., Class A	255,900	309,398
	Focused Photonics Hangzhou, Inc., Class A	9,510	36,250
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,065	307,379
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	16,530
*	Founder Holdings Ltd.	332,000	34,064
	Founder Securities Co. Ltd., Class A	49,800	57,760
#	FriendTimes, Inc.	212,000	36,157
	Fu Shou Yuan International Group Ltd.	279,000	218,962
	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	17,111
	Fujian Boss Software Development Co. Ltd., Class A	8,300	31,022
	Fujian Longking Co. Ltd., Class A	16,500	20,934
	Fujian Star-net Communication Co. Ltd., Class A	7,000	24,288
*	Fullshare Holdings Ltd.	3,797,500	68,471
	Fulongma Group Co. Ltd., Class A	8,100	15,989
	Fusen Pharmaceutical Co. Ltd.	56,000	8,394
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	98,800	535,022
Ω	Ganfeng Lithium Co. Ltd., Class H	20,000	317,807
	Gansu Shangfeng Cement Co. Ltd., Class A	25,200	78,673
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	105,589
*	GCL New Energy Holdings Ltd.	2,676,000	59,664
#*	GCL-Poly Energy Holdings Ltd.	3,872,000	1,180,147
#*	GDS Holdings Ltd., ADR	8,073	354,243
*	GDS Holdings Ltd., Class A	145,500	759,830
	Geely Automobile Holdings Ltd.	1,121,000	2,426,692
	GEM Co. Ltd., Class A	26,100	36,637
	Gemdale Corp., Class A	39,100	79,701
	Gemdale Properties & Investment Corp. Ltd.	1,510,000	168,605
Ω	Genertec Universal Medical Group Co. Ltd.	371,500	269,152
*	Genimous Technology Co. Ltd., Class A	36,800	38,851
	Getein Biotech, Inc., Class A	6,580	19,353
	GF Securities Co. Ltd., Class H	242,200	419,812
	Giant Network Group Co. Ltd., Class A	17,700	27,322
	Gigadevice Semiconductor Beijing, Inc., Class A	1,960	43,698
	Ginlong Technologies Co. Ltd., Class A	700	26,402
*	Global Top E-Commerce Co. Ltd., Class A	20,000	10,580
*	Glorious Property Holdings Ltd.	323,000	9,760
*	Glory Land Co. Ltd.	222,000	9,020
*	Glory Sun Financial Group Ltd.	1,876,000	44,402
	GoerTek, Inc., Class A	15,200	114,631
	Goldcard Smart Group Co. Ltd.	5,100	9,128
	Golden Eagle Retail Group Ltd.	46,000	34,171
	GoldenHome Living Co. Ltd., Class A	3,640	18,844
	Goldenmax International Technology Ltd., Class A	8,900	16,454
	Goldlion Holdings Ltd.	56,000	11,704
	Goldpac Group Ltd.	147,000	40,051
*	GOME Retail Holdings Ltd.	804,000	55,071
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	17,969
*	Gotion High-tech Co. Ltd., Class A	5,400	34,504
*	Grand Baoxin Auto Group Ltd.	327,500	26,948
#	Grand Pharmaceutical Group Ltd., Class L	282,000	200,157
	Grandblue Environment Co. Ltd., Class A	10,000	32,003

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	$41,781
	Great Wall Motor Co. Ltd., Class H	198,500	538,548
	Greattown Holdings Ltd., Class A	55,700	31,492
	Greatview Aseptic Packaging Co. Ltd.	325,000	124,851
	Gree Electric Appliances, Inc. of Zhuhai, Class A	22,817	136,906
	Greenland Holdings Corp. Ltd., Class A	14,385	9,934
#	Greenland Hong Kong Holdings Ltd.	234,000	46,081
#	Greentown China Holdings Ltd.	346,000	571,266
#	Greentown Service Group Co. Ltd.	410,000	451,354
	GRG Banking Equipment Co. Ltd., Class A	21,600	38,632
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	24,949
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	16,746
	Guangdong Haid Group Co. Ltd., Class A	9,000	102,592
*	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	57,124
	Guangdong Hongda Holdings Group Co. Ltd., Class A	6,500	26,969
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	16,835
	Guangdong Investment Ltd.	306,000	437,101
	Guangdong Provincial Expressway Development Co. Ltd., Class A	13,700	15,838
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	21,500	21,072
	Guangdong South New Media Co. Ltd., Class A	3,000	22,826
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,700	38,061
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	22,618
*	Guangshen Railway Co. Ltd., Class H	192,000	33,812
	Guangxi Liugong Machinery Co. Ltd., Class A	36,800	41,899
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	9,500	24,640
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	22,814
	Guangzhou Automobile Group Co. Ltd., Class H	262,800	258,144
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	68,085
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	74,000	188,959
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	14,372
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	33,713
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	4,600	56,610
#	Guangzhou R&F Properties Co. Ltd., Class H	340,000	151,336
	Guangzhou Restaurant Group Co. Ltd., Class A	4,900	17,349
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,600	55,243
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,840	133,237
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,315	42,048
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	17,106
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	18,940
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,100	26,314
*	Guodian Technology & Environment Group Corp. Ltd., Class H	226,000	28,871
	Guomai Technologies, Inc., Class A	11,900	11,048
	Guosen Securities Co. Ltd., Class A	27,640	47,887
*	Guosheng Financial Holding, Inc., Class A	29,300	40,087
*Ω	Guotai Junan Securities Co. Ltd., Class H	66,200	100,570
	Guoyuan Securities Co. Ltd., Class A	37,310	42,269
*Ω	Haichang Ocean Park Holdings Ltd.	255,000	94,315
	Haier Smart Home Co. Ltd., Class A	36,800	162,296
	Haier Smart Home Co. Ltd., Class H	511,799	2,051,823
*	Hailiang Education Group, Inc., ADR	1,121	11,771
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	10,500	18,264
*	Hainan Meilan International Airport Co. Ltd., Class H	36,000	95,927
	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	13,686
	Haitian International Holdings Ltd.	168,000	437,080
	Haitong Securities Co. Ltd., Class H	723,600	651,178
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	150,000	16,975
	Hand Enterprise Solutions Co. Ltd., Class A	8,800	11,277
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	12,100	48,383
	Hangcha Group Co. Ltd., Class A	18,400	46,314

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangjin Technology Co. Ltd., Class A	12,400	$66,601
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	19,476
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,100	44,065
	Hangzhou Century Co. Ltd., Class A	16,300	16,080
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,000	87,650
	Hangzhou Robam Appliances Co. Ltd., Class A	13,000	71,081
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	18,111
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	20,600	215,802
	Han's Laser Technology Industry Group Co. Ltd., Class A	12,900	96,886
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	358,686
*Ω	Harbin Bank Co. Ltd., Class H	201,000	20,699
	Harbin Boshi Automation Co. Ltd., Class A	11,300	20,622
	Harbin Electric Co. Ltd., Class H	160,000	53,084
	HBIS Resources Co. Ltd., Class A	16,500	41,870
*	HC Group, Inc.	73,000	6,984
	Health & Happiness H&H International Holdings Ltd.	100,500	168,887
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	23,837
	Hebei Chengde Lulu Co. Ltd.	40,100	58,083
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	14,400	52,840
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,200	54,141
	Heilongjiang Agriculture Co. Ltd., Class A	19,100	39,926
	Hello Group, Inc., Sponsored ADR	63,899	621,737
	Henan Lingrui Pharmaceutical Co., Class A	8,000	16,187
	Henan Pinggao Electric Co. Ltd., Class A	29,800	39,242
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	23,152
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	20,375
	Henderson Investment Ltd.	369,000	17,519
*	Hengdeli Holdings Ltd.	372,000	12,855
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,359	58,795
	Hengli Petrochemical Co. Ltd., Class A	44,200	167,437
	Hengtong Optic-electric Co. Ltd., Class A	41,400	92,157
	Hengyi Petrochemical Co. Ltd., Class A	56,134	89,871
	Hesteel Co. Ltd., Class A	100,275	37,753
	Hexing Electrical Co. Ltd., Class A	10,500	20,671
*	Hi Sun Technology China Ltd.	693,000	91,297
	Hisense Home Appliances Group Co. Ltd., Class H	92,000	120,616
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	56,008
*	Homeland Interactive Technology Ltd.	104,000	21,652
	Hongda Xingye Co. Ltd., Class A	35,600	29,277
	Hongfa Technology Co. Ltd., Class A	7,600	76,536
*	Honghua Group Ltd.	1,048,000	33,155
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	21,677
*††Ω	Honworld Group Ltd.	22,500	1,661
#Ω	Hope Education Group Co. Ltd.	356,000	45,905
	Hopefluent Group Holdings Ltd.	70,000	11,619
	Hopson Development Holdings Ltd.	204,600	426,318
	Huaan Securities Co. Ltd., Class A	67,080	53,114
	Huadong Medicine Co. Ltd., Class A	26,200	151,422
	Huafa Industrial Co. Ltd. Zhuhai, Class A	41,600	41,627
	Huafon Chemical Co. Ltd., Class A	51,500	77,105
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	32,408
	Huafu Fashion Co. Ltd., Class A	29,500	21,558
	Huagong Tech Co. Ltd., Class A	13,600	52,790
	Hualan Biological Engineering, Inc., Class A	18,900	75,565
*	Huanxi Media Group Ltd.	200,000	36,905
	Huapont Life Sciences Co. Ltd., Class A	52,633	51,469
Ω	Huatai Securities Co. Ltd., Class H	220,000	391,075
	Huaxi Holdings Co. Ltd.	40,000	10,377
	Huaxi Securities Co. Ltd., Class A	35,340	50,541

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxia Bank Co. Ltd., Class A	61,108	$54,281
	Huayu Automotive Systems Co. Ltd., Class A	15,400	67,292
#	Huazhong In-Vehicle Holdings Co. Ltd.	80,000	30,842
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,600	38,175
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	1,900	16,827
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	58,882
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	103,671
	Huijing Holdings Co. Ltd.	94,000	23,243
*	Huishang Bank Corp. Ltd., Class H	60,000	19,605
	Humanwell Healthcare Group Co. Ltd., Class A	23,200	71,177
	Hunan Aihua Group Co. Ltd., Class A	2,800	15,018
*	Hunan Gold Corp. Ltd., Class A	17,500	28,677
	Hunan Valin Steel Co. Ltd., Class A	49,700	43,364
	Hundsun Technologies, Inc., Class A	8,834	81,828
#*	HUYA, Inc., ADR	18,412	121,887
	Hytera Communications Corp. Ltd., Class A	32,700	24,425
*Ω	iDreamSky Technology Holdings Ltd.	169,600	110,703
	Iflytek Co. Ltd., Class A	11,350	78,571
	IKD Co. Ltd., Class A	5,600	16,405
Ω	IMAX China Holding, Inc.	28,200	40,256
#	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	6,389,849
	Industrial Bank Co. Ltd., Class A	71,400	236,453
	Industrial Securities Co. Ltd., Class A	49,540	67,610
	Infore Environment Technology Group Co. Ltd., Class A	24,700	23,857
*	Inke Ltd.	336,000	86,914
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	45,967
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,177	200,145
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	93,590
*Ω	Innovent Biologics, Inc.	102,500	434,068
	Inspur Electronic Information Industry Co. Ltd., Class A	8,400	45,091
*	Inspur International Ltd.	202,000	107,436
*	Inspur Software Co. Ltd., Class A	8,100	19,665
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	35,209
#*	iQIYI, Inc., ADR	113,478	462,990
	IReader Technology Co. Ltd., Class A	3,300	9,857
*	IRICO Group New Energy Co. Ltd., Class H	3,700	8,825
	IVD Medical Holding Ltd.	96,000	39,963
	JA Solar Technology Co. Ltd., Class A	9,000	128,139
	Jafron Biomedical Co. Ltd., Class A	8,500	63,247
	Jason Furniture Hangzhou Co. Ltd., Class A	2,300	26,647
*	JD.com, Inc., ADR	32,484	2,432,402
*	JD.com, Inc., Class A	54,228	2,055,317
	Jiajiayue Group Co. Ltd., Class A	9,900	22,317
	Jiangling Motors Corp. Ltd., Class A	11,000	27,378
*	Jiangnan Group Ltd.	1,124,000	42,960
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	24,839
	Jiangsu Expressway Co. Ltd., Class H	320,000	334,353
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	95,203
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,575	104,525
	Jiangsu Hengrui Medicine Co. Ltd., Class A	32,568	210,266
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	35,000
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	14,669
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	109,941
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	16,300	15,760
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	16,100	34,830
	Jiangsu Provincial Agricultural Reclamation & Development Corp	12,000	20,122
	Jiangsu Shagang Co. Ltd., Class A	11,400	10,130
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	4,500	17,073
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	139,091

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,800	$126,407
	Jiangsu Yoke Technology Co. Ltd., Class A	4,100	42,942
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,792	93,182
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,000	24,543
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	64,400	43,966
	Jiangsu Zhongtian Technology Co. Ltd., Class A	45,100	119,326
	Jiangxi Copper Co. Ltd., Class H	276,000	452,573
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	18,445
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	24,365
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,100	17,179
*	Jiayin Group, Inc., ADR	4,274	8,719
	Jiayou International Logistics Co. Ltd., Class A	6,890	20,884
#	Jiayuan International Group Ltd.	105,391	36,620
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,863	44,026
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	31,180
#	Jingrui Holdings Ltd.	189,000	49,775
	Jinke Properties Group Co. Ltd., Class A	32,400	22,968
	Jinyu Bio-Technology Co. Ltd., Class A	15,300	34,430
	Jinyuan EP Co. Ltd., Class A	18,600	38,724
	JiuGui Liquor Co. Ltd., Class A	2,000	51,994
	Jiuzhitang Co. Ltd., Class A	17,600	24,917
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	30,576
	JNBY Design Ltd.	77,500	114,618
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	79,503
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	73,476
	Joy City Property Ltd.	552,000	26,953
	Joyoung Co. Ltd., Class A	19,750	70,120
	JOYY, Inc., ADR	17,009	859,975
	JSTI Group, Class A	24,900	24,380
	Ju Teng International Holdings Ltd.	216,000	44,014
	Jutal Offshore Oil Services Ltd.	236,000	25,262
	JY Grandmark Holdings Ltd.	59,000	19,493
	Kaisa Group Holdings Ltd.	464,428	52,515
	Kaiser China Cultural Co. Ltd., Class A	27,100	30,632
	Kaishan Group Co. Ltd., Class A	12,100	29,254
*Ω	Kangda International Environmental Co. Ltd.	68,000	6,650
#*	Kasen International Holdings Ltd.	131,000	12,464
	KingClean Electric Co. Ltd., Class A	3,080	12,223
*	Kingdee International Software Group Co. Ltd.	231,000	529,300
	Kingfa Sci & Tech Co. Ltd., Class A	28,100	50,452
	Kingsoft Corp. Ltd.	335,200	1,506,344
	Konfoong Materials International Co. Ltd., Class A	2,900	23,888
	Konka Group Co. Ltd., Class A	20,600	19,020
	KPC Pharmaceuticals, Inc., Class A	15,500	23,272
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	25,577
	Kunlun Tech Co. Ltd., Class A	20,700	61,388
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	20,372
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	13,327
	Kweichow Moutai Co. Ltd., Class A	8,600	2,570,994
	KWG Group Holdings Ltd.	537,000	293,624
	KWG Living Group Holdings Ltd.	268,500	118,117
	Lakala Payment Co. Ltd., Class A	24,200	99,338
	Lao Feng Xiang Co. Ltd., Class A	4,800	34,463
	Laobaixing Pharmacy Chain JSC, Class A	8,300	55,709
*	Launch Tech Co. Ltd., Class H	20,500	9,110
	Lee & Man Chemical Co. Ltd.	66,000	58,162
	Lee & Man Paper Manufacturing Ltd.	168,000	115,057
	Lee's Pharmaceutical Holdings Ltd.	56,000	21,605
Ω	Legend Holdings Corp., Class H	210,300	292,606

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Lenovo Group Ltd.	3,258,000	$3,530,720
	Lens Technology Co. Ltd., Class A	68,600	185,830
	Leo Group Co. Ltd., Class A	195,937	71,667
	Lepu Medical Technology Beijing Co. Ltd., Class A	24,500	80,124
*	LexinFintech Holdings Ltd., ADR	26,615	95,282
	Leyard Optoelectronic Co. Ltd., Class A	55,500	80,327
*	Li Auto, Inc., ADR	22,254	580,607
	Li Ning Co. Ltd.	614,000	5,991,411
*	Lianhua Supermarket Holdings Co. Ltd., Class H	123,000	11,106
	Liaoning Cheng Da Co. Ltd., Class A	19,200	50,364
	Liaoning Port Co. Ltd., Class H	236,000	21,551
	Lier Chemical Co. Ltd., Class A	12,000	54,671
*	Lifetech Scientific Corp.	956,000	396,669
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	17,311
*	Lingyi iTech Guangdong Co., Class A	58,400	56,749
	Lionco Pharmaceutical Group Co. Ltd., Class A	16,200	21,004
#	LK Technology Holdings Ltd.	90,999	139,258
	Logan Group Co. Ltd.	556,000	346,132
	Loncin Motor Co. Ltd., Class A	22,800	17,670
	Long Yuan Construction Group Co. Ltd., Class A	42,900	36,913
Ω	Longfor Group Holdings Ltd.	342,000	2,051,598
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	30,176
	Longshine Technology Group Co. Ltd., Class A	15,600	81,781
	Lonking Holdings Ltd.	620,000	180,858
	Luenmei Quantum Co. Ltd., Class A	27,100	34,955
#*	Luoyang Glass Co. Ltd., Class H	72,000	128,064
	Luxi Chemical Group Co. Ltd., Class A	40,400	90,394
	Luxshare Precision Industry Co. Ltd., Class A	47,354	355,127
*Ω	Luye Pharma Group Ltd.	446,500	195,028
	Luzhou Laojiao Co. Ltd., Class A	10,400	357,613
*	LVGEM China Real Estate Investment Co. Ltd.	324,000	61,138
	Maccura Biotechnology Co. Ltd., Class A	9,800	38,605
	Mango Excellent Media Co. Ltd., Class A	14,905	83,214
*Ω	Maoyan Entertainment	121,600	156,846
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	24,291
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	21,700	24,568
*Ω	Meitu, Inc.	847,500	168,031
*Ω	Meituan, Class B	204,100	6,089,189
	Metallurgical Corp. of China Ltd., Class H	618,000	165,738
#	Microport Scientific Corp.	73,036	210,510
	Midea Group Co. Ltd., Class A	64,900	754,580
#Ω	Midea Real Estate Holding Ltd.	66,600	98,395
	Ming Yang Smart Energy Group Ltd., Class A	24,000	97,771
	Minmetals Land Ltd.	296,000	32,339
*	Misho Ecology & Landscape Co. Ltd., Class A	8,800	3,155
	MLS Co. Ltd., Class A	25,996	53,885
*	MMG Ltd.	1,068,000	346,764
	Modern Land China Co. Ltd.	252,000	4,855
	Montage Technology Co. Ltd., Class A	2,575	29,093
*Ω	Mulsanne Group Holding Ltd.	24,000	16,489
*	Myhome Real Estate Development Group Co. Ltd., Class A	38,000	10,262
	MYS Group Co. Ltd., Class A	30,100	16,537
	NanJi E-Commerce Co. Ltd., Class A	47,354	43,791
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,000	56,270
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	17,290	98,800
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	51,670
	Nanjing Securities Co. Ltd., Class A	17,600	25,002
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	15,305
	NARI Technology Co. Ltd., Class A	37,120	207,664

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NAURA Technology Group Co. Ltd., Class A	1,000	$45,503
*	NavInfo Co. Ltd., Class A	15,700	39,589
	NetDragon Websoft Holdings Ltd.	60,000	151,446
	NetEase, Inc., ADR	31,904	3,297,597
	NetEase, Inc.	72,700	1,517,939
	New China Life Insurance Co. Ltd., Class H	385,900	1,100,676
#*	New Oriental Education & Technology Group, Inc., Sponsored ADR	69,719	99,698
*	New Sparkle Roll International Group Ltd.	416,000	9,472
#*	Newborn Town, Inc.	146,000	77,548
	Newland Digital Technology Co. Ltd., Class A	13,900	36,042
	Nexteer Automotive Group Ltd.	123,000	135,390
	Ninestar Corp., Class A	20,300	156,858
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	25,300
	Ningbo Joyson Electronic Corp., Class A	12,900	37,582
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	63,673
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	41,418
	Ningbo Tuopu Group Co. Ltd., Class A	5,800	50,922
	Ningbo Zhoushan Port Co. Ltd., Class A	33,800	21,062
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	185,579
*	NIO, Inc., ADR	55,944	1,371,187
#*	Niu Technologies, Sponsored ADR	6,088	85,536
*	Noah Holdings Ltd., Sponsored ADR	1,135	35,628
	Norinco International Cooperation Ltd., Class A	18,700	23,007
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	51,421
	Northeast Securities Co. Ltd., Class A	28,700	38,440
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	24,015
*	NVC International Holdings Ltd.	569,000	12,397
*	Oceanwide Holdings Co. Ltd., Class A	44,300	12,663
*	Offcn Education Technology Co. Ltd., Class A	5,600	5,874
	Offshore Oil Engineering Co. Ltd., Class A	89,959	63,543
	Olympic Circuit Technology Co. Ltd.	10,400	36,232
	Oppein Home Group, Inc., Class A	3,700	80,383
	Opple Lighting Co. Ltd., Class A	8,200	24,618
	ORG Technology Co. Ltd., Class A	78,900	74,084
*	Orient Group, Inc., Class A	53,900	24,461
Ω	Orient Securities Co. Ltd., Class H	150,400	117,879
	Oriental Pearl Group Co. Ltd., Class A	21,500	28,338
*	Ourpalm Co. Ltd., Class A	86,800	51,036
	Ovctek China, Inc., Class A	7,560	45,490
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	10,554
	Pacific Online Ltd.	58,000	9,572
*	Pacific Securities Co. Ltd., Class A	76,500	38,263
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	40,200
	PAX Global Technology Ltd.	311,000	225,263
	PCI Technology Group Co. Ltd., Class A	52,500	71,136
	People's Insurance Co. Group of China Ltd., Class H	1,396,000	441,764
	Perfect World Co. Ltd., Class A	9,600	20,891
Ω	Pharmaron Beijing Co. Ltd., Class H	21,800	277,337
*	Phoenix Media Investment Holdings Ltd.	112,000	6,632
	PICC Property & Casualty Co. Ltd., Class H	2,717,000	2,531,571
*	Pinduoduo, Inc., ADR	15,805	945,771
	Ping An Bank Co. Ltd., Class A	122,200	306,587
#*Ω	Ping An Healthcare & Technology Co. Ltd.	80,800	257,811
	Ping An Insurance Group Co. of China Ltd., Class H	968,000	7,681,873
*	Polaris Bay Group Co. Ltd., Class A	21,300	30,982
	Poly Developments & Holdings Group Co. Ltd., Class A	51,900	128,025
	Poly Property Group Co. Ltd.	491,000	129,104
	Poly Property Services Co. Ltd., Class H	19,200	143,337
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,037,000	863,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Pou Sheng International Holdings Ltd.	548,000	$88,006
	Power Construction Corp. of China Ltd., Class A	34,500	47,263
	Powerlong Commercial Management Holdings Ltd.	42,500	90,010
	Powerlong Real Estate Holdings Ltd.	381,000	212,665
	Proya Cosmetics Co. Ltd., Class A	3,272	87,497
	Pujiang International Group Ltd.	28,000	11,534
*	PW Medtech Group Ltd.	171,000	23,071
	Q Technology Group Co. Ltd.	127,000	138,096
	Qianhe Condiment & Food Co. Ltd., Class A	10,920	32,755
	Qingdao East Steel Tower Stock Co. Ltd., Class A	21,100	29,525
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	24,861
	Qingdao Gon Technology Co. Ltd., Class A	8,200	32,694
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	49,826
Ω	Qingdao Port International Co. Ltd., Class H	49,000	26,591
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	42,101
	Qingling Motors Co. Ltd., Class H	198,000	39,447
*	Qudian, Inc., Sponsored ADR	26,628	24,468
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	14,969
	Raisecom Technology Co. Ltd., Class A	8,200	9,726
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	32,989
#*	Realord Group Holdings Ltd.	98,000	114,858
Ω	Redco Properties Group Ltd.	274,000	94,265
#	Redsun Properties Group Ltd.	426,000	144,903
	Renhe Pharmacy Co. Ltd., Class A	22,100	25,558
	Renrui Human Resources Technology Holdings Ltd.	27,200	30,792
	RiseSun Real Estate Development Co. Ltd., Class A	85,700	60,315
	Riyue Heavy Industry Co. Ltd., Class A	12,800	56,529
	Road King Infrastructure Ltd.	72,000	68,329
	Rongsheng Petrochemical Co. Ltd., Class A	64,400	184,531
	Ronshine China Holdings Ltd.	233,000	96,380
	Runjian Co. Ltd., Class A	4,700	25,154
*	RYB Education, Inc., ADR	2,700	4,752
	SAIC Motor Corp. Ltd., Class A	37,400	111,215
	Sanan Optoelectronics Co. Ltd., Class A	12,800	57,378
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	19,393
	Sangfor Technologies, Inc., Class A	1,200	29,429
	Sanquan Food Co. Ltd., Class A	10,400	26,144
	Sany Heavy Equipment International Holdings Co. Ltd.	316,000	331,375
	Sany Heavy Industry Co. Ltd., Class A	82,550	263,614
	Satellite Chemical Co. Ltd., Class A	31,500	209,898
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	6,457
	Sealand Securities Co. Ltd., Class A	99,400	61,192
	Seazen Group Ltd.	402,285	272,147
	Seazen Holdings Co. Ltd., Class A	34,226	179,139
*	Secoo Holding Ltd., ADR	5,685	2,092
	S-Enjoy Service Group Co. Ltd.	43,000	77,007
	SF Holding Co. Ltd., Class A	7,700	77,324
	SG Micro Corp., Class A	1,200	52,514
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	22,380
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	73,545
#	Shandong Chenming Paper Holdings Ltd., Class H	114,000	52,293
#Ω	Shandong Gold Mining Co. Ltd., Class H	164,500	277,618
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	66,585
	Shandong Hi-speed Co. Ltd., Class A	19,400	16,239
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,170	131,025
	Shandong Humon Smelting Co. Ltd., Class A	17,900	31,352
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	41,164
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	69,200	36,565
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	42,329

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	$19,893
	Shandong Publishing & Media Co. Ltd., Class A	13,900	12,979
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	43,232
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	629,200	775,421
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	17,388
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	42,431
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	7,860	54,339
	Shanghai Baosight Software Co. Ltd., Class A	13,260	113,431
	Shanghai Belling Co. Ltd., Class A	9,900	32,712
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	15,723
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	9,570	44,478
#*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	62,000	166,694
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	82,000	40,544
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,000	13,036
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	28,555
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	2,800	16,550
	Shanghai Industrial Development Co. Ltd., Class A	26,600	15,860
	Shanghai Industrial Holdings Ltd.	118,000	174,080
	Shanghai Industrial Urban Development Group Ltd.	504,600	48,752
*	Shanghai International Airport Co. Ltd., Class A	4,600	36,733
	Shanghai International Port Group Co. Ltd., Class A	37,700	33,791
	Shanghai Jahwa United Co. Ltd., Class A	9,800	62,564
	Shanghai Jin Jiang Capital Co. Ltd., Class H	188,000	70,258
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	13,765
	Shanghai Lingang Holdings Corp. Ltd., Class A	4,680	10,676
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	32,708
	Shanghai M&G Stationery, Inc., Class A	8,200	71,040
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	48,359
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	241,800	472,107
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	21,805
	Shanghai Pudong Development Bank Co. Ltd., Class A	79,600	105,680
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,440	145,730
	Shanghai RAAS Blood Products Co. Ltd., Class A	42,700	45,246
	Shanghai Shimao Co. Ltd., Class A	53,201	27,430
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	20,059
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,997
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	39,168
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,600	37,492
	Shanghai Wanye Enterprises Co. Ltd., Class A	6,600	26,100
	Shanghai Weaver Network Co. Ltd., Class A	2,160	24,357
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	25,300	36,838
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,000	15,140
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	36,685
	Shanxi Coking Co. Ltd., Class A	28,340	23,411
	Shanxi Securities Co. Ltd., Class A	47,230	44,051
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	38,500	41,498
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,440	280,666
	Shanying International Holding Co. Ltd., Class A	48,000	23,819
	Shede Spirits Co. Ltd., Class A	5,100	150,198
*	Shengda Resources Co. Ltd., Class A	21,100	41,039
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	51,163
	Shengyi Technology Co. Ltd., Class A	25,500	79,376
	Shennan Circuits Co. Ltd., Class A	2,200	41,309
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	421,600	104,037
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	21,402
*	Shenzhen Airport Co. Ltd., Class A	45,500	53,806
	Shenzhen Aisidi Co. Ltd., Class A	15,700	24,691
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	10,981
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	16,748

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	4,100	$61,622
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	19,202
	Shenzhen Comix Group Co. Ltd., Class A	12,300	13,773
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	21,973
	Shenzhen Desay Battery Technology Co., Class A	6,380	48,762
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	20,102
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	37,009
	Shenzhen Expressway Corp. Ltd., Class H	172,000	170,339
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	49,290
	Shenzhen Gas Corp. Ltd., Class A	37,900	46,453
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	14,704
	Shenzhen Goodix Technology Co. Ltd., Class A	3,300	46,292
*	Shenzhen Grandland Group Co. Ltd., Class A	41,000	15,933
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	54,621
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	28,327
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	33,500	31,630
	Shenzhen Inovance Technology Co. Ltd., Class A	11,250	107,716
	Shenzhen International Holdings Ltd.	485,454	492,603
	Shenzhen Investment Ltd.	899,174	211,200
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	15,617
	Shenzhen Kaifa Technology Co. Ltd., Class A	19,300	40,721
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,200	40,695
	Shenzhen Kinwong Electronic Co. Ltd., Class A	12,200	65,319
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	10,205
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	18,893
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	673,604
*	Shenzhen MTC Co. Ltd., Class A	40,800	27,722
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	66,300	33,061
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	75,808
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,300	38,127
	Shenzhen SC New Energy Technology Corp., Class A	7,445	96,605
*	Shenzhen SDG Information Co. Ltd., Class A	26,700	25,816
	Shenzhen Sinovatio Technology Co. Ltd., Class A	1,760	7,757
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	33,095
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	58,029
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	25,358
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	66,633
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	32,553
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	31,234
	Shenzhen World Union Group, Inc., Class A	32,800	18,301
	Shenzhen Yinghe Technology Co. Ltd., Class A	4,700	19,311
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	28,600
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,700	75,854
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	18,417
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	38,082
	Shenzhou International Group Holdings Ltd.	100,800	1,870,338
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	21,366
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	28,557	94,041
	Shinva Medical Instrument Co. Ltd., Class A	9,200	31,540
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	30,316
	Sichuan Chuantou Energy Co. Ltd., Class A	24,300	42,444
*	Sichuan Development Lomon Co. Ltd., Class A	14,600	25,868
	Sichuan Expressway Co. Ltd., Class H	152,000	40,009
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	94,100	52,137
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	6,400	22,971
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,800	55,103
*	Sichuan Languang Development Co. Ltd., Class A	22,100	6,916
	Sichuan Swellfun Co. Ltd., Class A	8,100	127,120
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	24,433

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sieyuan Electric Co. Ltd., Class A	11,400	$82,094
	Sino Biopharmaceutical Ltd.	3,014,000	2,078,614
	Sino Wealth Electronic Ltd., Class A	4,290	37,252
	Sinocare, Inc., Class A	3,700	13,739
	Sinochem International Corp., Class A	21,000	25,272
	Sinofert Holdings Ltd.	474,000	63,519
	Sinolink Securities Co. Ltd., Class A	13,900	22,776
*	Sinolink Worldwide Holdings Ltd.	604,800	17,971
	Sinoma International Engineering Co., Class A	27,200	43,960
	Sinoma Science & Technology Co. Ltd., Class A	29,300	136,873
	Sinomach Automobile Co. Ltd., Class A	29,500	34,279
#	Sino-Ocean Group Holding Ltd.	933,000	229,141
	Sinopec Engineering Group Co. Ltd., Class H	411,500	200,738
	Sinopec Kantons Holdings Ltd.	216,000	82,536
#*	Sinopec Oilfield Service Corp., Class H	1,464,000	128,747
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	418,000	92,242
	Sinopharm Group Co. Ltd., Class H	614,400	1,374,286
	Sino-Platinum Metals Co. Ltd., Class A	8,060	29,673
#	Sinosoft Technology Group Ltd.	151,000	15,246
	Sinotrans Ltd., Class H	808,000	263,038
	Sinotruk Hong Kong Ltd.	178,000	264,768
	Skshu Paint Co. Ltd., Class A	1,540	25,803
	Skyfame Realty Holdings Ltd.	544,000	58,649
	Skyworth Digital Co. Ltd., Class A	13,300	26,326
*	Skyworth Group Ltd.	372,336	219,977
*	Sohu.com Ltd., ADR	606	11,029
*	Solargiga Energy Holdings Ltd.	489,000	22,154
	Songcheng Performance Development Co. Ltd., Class A	8,100	19,598
	SooChow Securities Co. Ltd., Class A	58,240	72,037
*	Sou Yu Te Group Co. Ltd., Class A	113,700	27,167
#*	So-Young International, Inc., Sponsored ADR	2,663	6,391
*	SPT Energy Group, Inc.	156,000	5,642
	SSY Group Ltd.	354,000	157,363
	Sun Art Retail Group Ltd.	242,000	88,374
#	Sun King Technology Group Ltd.	240,000	99,798
	Sunac China Holdings Ltd.	1,092,000	1,345,695
	Sun-Create Electronics Co. Ltd., Class A	1,600	11,771
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	31,611
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	19,442
	Sungrow Power Supply Co. Ltd., Class A	9,100	165,210
*	Suning Universal Co. Ltd., Class A	52,000	33,232
*	Suning.com Co. Ltd., Class A	56,400	34,739
	Sunny Optical Technology Group Co. Ltd.	123,500	3,188,468
	Sunresin New Materials Co. Ltd., Class A	3,500	52,825
	Sunward Intelligent Equipment Co. Ltd., Class A	18,100	24,273
	Sunwoda Electronic Co. Ltd., Class A	13,100	73,873
	Suofeiya Home Collection Co. Ltd., Class A	12,600	43,368
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	33,549
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	24,500	15,499
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	103,555
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	42,200	38,539
	Suzhou Maxwell Technologies Co. Ltd., Class A	300	23,566
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	12,884
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	23,898
#	SY Holdings Group Ltd.	40,000	38,045
	Symphony Holdings Ltd.	330,000	46,126
	Taiji Computer Corp. Ltd., Class A	10,439	39,852
	Tangrenshen Group Co. Ltd., Class A	16,600	21,475
	TangShan Port Group Co. Ltd., Class A	109,000	46,756

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	37,750	$46,947
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	21,840
	TCL Electronics Holdings Ltd.	221,000	112,527
	TCL Technology Group Corp., Class A	232,200	206,943
	Ten Pao Group Holdings Ltd.	140,000	37,940
	Tencent Holdings Ltd.	603,300	37,804,150
*	Tencent Music Entertainment Group, ADR	235,257	1,453,888
	Tenfu Cayman Holdings Co. Ltd.	46,000	31,273
	Texhong Textile Group Ltd.	41,500	53,650
	Three Squirrels, Inc., Class A	1,600	8,552
	Thunder Software Technology Co. Ltd., Class A	3,800	84,337
	Tian An China Investment Co. Ltd.	112,000	59,102
*Ω	Tian Ge Interactive Holdings Ltd.	182,000	20,066
	Tian Lun Gas Holdings Ltd.	55,500	65,945
*	Tian Shan Development Holding Ltd.	76,000	20,047
#	Tiangong International Co. Ltd.	284,000	140,965
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	50,890
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	38,000	18,340
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	67,200	65,135
	Tianjin Development Holdings Ltd.	60,000	13,419
	Tianjin Guangyu Development Co. Ltd., Class A	35,400	117,650
	Tianjin Port Development Holdings Ltd.	304,000	24,984
	Tianjin Teda Co. Ltd., Class A	32,700	20,902
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	8,300	33,571
	Tianli Education International Holdings Ltd.	168,000	41,154
#	Tianneng Power International Ltd.	184,000	189,797
	Tianshui Huatian Technology Co. Ltd., Class A	42,600	77,332
*	Tianyun International Holdings Ltd.	50,000	9,374
	Tibet Summit Resources Co. Ltd., Class A	15,200	69,320
	Tibet Tianlu Co. Ltd., Class A	19,000	18,379
*	Tibet Water Resources Ltd.	29,000	2,147
	Times China Holdings Ltd.	138,000	53,487
	Tingyi Cayman Islands Holding Corp.	334,000	691,976
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	114,509
	TK Group Holdings Ltd.	30,000	9,981
	Toly Bread Co. Ltd., Class A	10,220	41,915
	Tomson Group Ltd.	140,000	36,626
*	Tongcheng Travel Holdings Ltd.	306,800	631,323
*	Tongda Group Holdings Ltd.	1,470,000	38,466
*	Tongdao Liepin Group	45,000	109,046
*	Tongding Interconnection Information Co. Ltd., Class A	33,700	25,842
	TongFu Microelectronics Co. Ltd., Class A	20,000	55,279
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	54,721
	Tongkun Group Co. Ltd., Class A	47,000	154,656
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	42,994
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,700	83,028
	Tongwei Co. Ltd., Class A	10,400	62,097
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	25,926
*	Topchoice Medical Corp., Class A	2,300	54,157
	Topsec Technologies Group, Inc., Class A	16,700	40,267
Ω	Topsports International Holdings Ltd.	757,000	683,994
	Towngas Smart Energy Co. Ltd.	346,643	255,545
	Transfar Zhilian Co. Ltd., Class A	73,300	89,613
	TravelSky Technology Ltd., Class H	216,000	404,793
*	Trigiant Group Ltd.	272,000	18,963
*	Trip.com Group Ltd., ADR	88,312	2,349,982
*	Trip.com Group Ltd.	5,250	139,704
	TRS Information Technology Corp. Ltd., Class A	14,400	25,082
	Truly International Holdings Ltd.	488,000	197,156

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tsingtao Brewery Co. Ltd., Class H	132,000	$1,187,994
*	TuanChe Ltd., ADR	2,543	5,442
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	42,000	13,623
*	Tuniu Corp., Sponsored ADR	11,396	15,043
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	11,067
	UE Furniture Co. Ltd., Class A	9,400	16,299
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,100	139,932
	Unilumin Group Co. Ltd., Class A	14,600	18,241
	Uni-President China Holdings Ltd.	193,000	182,410
	Unisplendour Corp. Ltd., Class A	12,760	42,272
	United Energy Group Ltd.	3,310,000	490,175
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	48,559
	Valiant Co. Ltd., Class A	20,200	68,570
	VanJee Technology Co. Ltd., Class A	3,300	15,581
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	29,533
	Vatti Corp. Ltd., Class A	13,600	12,555
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	62,964
*	Viomi Technology Co. Ltd., ADR	1,535	3,147
*	Vipshop Holdings Ltd., ADR	185,250	1,724,677
#Ω	Virscend Education Co. Ltd.	296,000	17,463
	Walvax Biotechnology Co. Ltd., Class A	7,300	56,315
*	Wanda Film Holding Co. Ltd., Class A	6,400	14,849
	Wangfujing Group Co. Ltd., Class A	14,600	62,852
	Wangneng Environment Co. Ltd., Class A	8,600	25,214
	Wangsu Science & Technology Co. Ltd., Class A	71,000	65,318
	Want Want China Holdings Ltd.	851,000	834,930
	Wanxiang Qianchao Co. Ltd., Class A	55,900	49,747
#	Wasion Holdings Ltd.	134,000	54,643
#*	Weibo Corp., Sponsored ADR	28,791	997,608
	Weichai Power Co. Ltd., Class H	762,000	1,382,749
	Weifu High-Technology Group Co. Ltd., Class A	6,500	21,445
	Weihai Guangwei Composites Co. Ltd., Class A	14,500	165,085
	Weiqiao Textile Co., Class H	88,000	27,153
*Ω	Wenzhou Kangning Hospital Co. Ltd., Class H	3,300	7,114
	Western Securities Co. Ltd., Class A	45,100	54,326
	Western Superconducting Technologies Co. Ltd., Class A	2,261	29,188
	Will Semiconductor Co. Ltd., Class A	6,139	249,405
	Wingtech Technology Co. Ltd., Class A	2,700	46,040
	Winning Health Technology Group Co. Ltd., Class A	23,300	42,487
	Wisdom Education International Holdings Co. Ltd.	132,000	9,063
	Wolong Electric Group Co. Ltd., Class A	24,000	56,572
	Wuchan Zhongda Group Co. Ltd., Class A	58,800	49,107
	Wuhan Department Store Group Co. Ltd., Class A	18,700	31,873
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	14,388
	Wuhan Guide Infrared Co. Ltd., Class A	13,300	44,129
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	21,081
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	3,375	26,769
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,400	187,766
	Wuhu Token Science Co. Ltd., Class A	37,700	61,483
	Wuliangye Yibin Co. Ltd., Class A	25,012	787,397
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	90,338
Ω	WuXi AppTec Co. Ltd., Class H	20,500	294,037
*Ω	Wuxi Biologics Cayman, Inc.	133,500	1,338,039
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	29,657
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	44,574
	XCMG Construction Machinery Co. Ltd., Class A	80,900	72,461
	XGD, Inc., Class A	12,100	27,151
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	45,779

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	54,200	$80,204
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	18,807
	Xiamen Faratronic Co. Ltd., Class A	4,400	137,006
	Xiamen International Airport Co. Ltd., Class A	8,200	21,649
	Xiamen International Port Co. Ltd., Class H	270,000	29,543
	Xiamen Intretech, Inc., Class A	9,990	47,277
	Xiamen ITG Group Corp. Ltd., Class A	36,900	40,525
	Xiamen Kingdomway Group Co., Class A	13,000	56,963
	Xiamen Tungsten Co. Ltd., Class A	26,000	80,931
	Xiamen Xiangyu Co. Ltd., Class A	39,506	49,917
	Xi'an Triangle Defense Co. Ltd., Class A	2,400	16,661
*Ω	Xiaomi Corp., Class B	3,555,600	7,542,738
	Xilinmen Furniture Co. Ltd., Class A	8,000	45,291
*	Xinchen China Power Holdings Ltd.	83,000	7,505
	Xinfengming Group Co. Ltd., Class A	3,400	7,142
	Xingfa Aluminium Holdings Ltd.	41,000	46,075
	Xinhu Zhongbao Co. Ltd., Class A	112,500	52,485
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	104,000	78,561
	Xinhuanet Co. Ltd., Class A	8,200	23,922
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	223,556	389,742
#	Xinte Energy Co. Ltd., Class H	49,200	91,334
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	20,400	51,677
	Xinyi Energy Holdings Ltd.	440,000	220,765
#	Xtep International Holdings Ltd.	186,943	335,745
	Xuji Electric Co. Ltd., Class A	26,200	99,167
#*	Xunlei Ltd., ADR	19,606	35,487
Ω	Yadea Group Holdings Ltd.	398,000	566,748
	Yango Group Co. Ltd., Class A	57,700	26,143
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	45,954
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,000	49,313
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	32,697
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	22,202
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	54,271
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,100	166,423
	YanTai Shuangta Food Co. Ltd., Class A	9,300	11,398
*	Yashili International Holdings Ltd.	88,000	6,223
#*	Yeahka Ltd.	13,200	39,419
	Yealink Network Technology Corp. Ltd., Class A	7,123	87,935
	Yeebo International Holdings Ltd.	42,000	15,214
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	57,600	52,550
	Yifan Pharmaceutical Co. Ltd., Class A	16,600	45,011
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,220	87,910
	Yihai International Holding Ltd.	128,000	546,429
	Yijiahe Technology Co. Ltd., Class A	2,520	25,476
	Yincheng International Holding Co. Ltd.	48,000	19,188
	Yintai Gold Co. Ltd., Class A	63,100	82,669
*	Yiren Digital Ltd., Sponsored ADR	20,600	50,676
*Ω	Yixin Group Ltd.	278,000	45,145
	Yixintang Pharmaceutical Group Co. Ltd., Class A	9,700	46,134
	Yonghui Superstores Co. Ltd., Class A	92,500	56,663
	Yonyou Network Technology Co. Ltd., Class A	12,800	71,121
	Youngor Group Co. Ltd., Class A	66,900	70,175
*	Youzu Interactive Co. Ltd., Class A	6,100	11,639
*	Yuan Heng Gas Holdings Ltd.	404,000	29,531
	Yuexiu Property Co. Ltd.	418,800	425,541
	Yuexiu Transport Infrastructure Ltd.	220,000	133,351
	Yunda Holding Co. Ltd., Class A	37,580	117,035
*	Yunnan Aluminium Co. Ltd., Class A	23,000	40,311
	Yunnan Baiyao Group Co. Ltd., Class A	5,200	74,079

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Copper Co. Ltd., Class A	32,400	$62,384
	Yunnan Energy New Material Co. Ltd., Class A	5,900	237,286
*	Yunnan Tin Co. Ltd., Class A	22,800	72,749
	Yunnan Water Investment Co. Ltd., Class H	63,000	7,025
	Yusys Technologies Co. Ltd., Class A	7,040	26,302
	Yutong Bus Co. Ltd., Class A	28,600	45,382
	Yuzhou Group Holdings Co. Ltd.	872,463	70,469
*	Zai Lab Ltd.	7,000	330,647
	ZBOM Home Collection Co. Ltd., Class A	4,004	16,475
*	Zepp Health Corp., ADR	8,981	44,725
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	217,060
	Zhaojin Mining Industry Co. Ltd., Class H	272,500	218,626
	Zhefu Holding Group Co. Ltd., Class A	87,300	82,603
*	Zhejiang Century Huatong Group Co. Ltd., Class A	143,820	153,815
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	183,363
	Zhejiang Communications Technology Co. Ltd.	25,700	22,442
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	20,192
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,900	30,207
	Zhejiang Dahua Technology Co. Ltd., Class A	31,302	94,722
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	81,998
	Zhejiang Expressway Co. Ltd., Class H	334,000	286,698
	Zhejiang Hailiang Co. Ltd., Class A	26,100	47,178
	Zhejiang HangKe Technology, Inc. Co., Class A	1,589	21,970
	Zhejiang Hangmin Co. Ltd., Class A	16,190	14,059
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	19,423
	Zhejiang Huace Film & Television Co. Ltd., Class A	38,900	36,762
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,100	82,985
	Zhejiang Huayou Cobalt Co. Ltd., Class A	3,400	53,472
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	77,953
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	24,482
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	57,676
*	Zhejiang Jingu Co. Ltd., Class A	22,000	25,720
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,560	33,187
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	87,900	66,691
	Zhejiang Juhua Co. Ltd., Class A	51,000	104,533
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	116,671
	Zhejiang Medicine Co. Ltd., Class A	8,216	19,709
	Zhejiang Meida Industrial Co. Ltd., Class A	10,600	28,042
	Zhejiang Narada Power Source Co. Ltd., Class A	22,300	38,860
	Zhejiang NHU Co. Ltd., Class A	21,040	100,080
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	38,444
	Zhejiang Runtu Co. Ltd., Class A	23,800	34,004
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	16,300	49,433
	Zhejiang Semir Garment Co. Ltd., Class A	26,300	29,046
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	28,722
	Zhejiang Supor Co. Ltd., Class A	2,100	17,184
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	21,863
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	19,606
	Zhejiang Wanliyang Co. Ltd., Class A	15,300	26,036
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,600	17,434
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	46,789
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	59,059
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	27,329
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,000	44,690
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	21,643
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	23,505
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	22,373
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	64,868
	Zhenro Properties Group Ltd.	477,000	226,557

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	20,000	$39,003
*	Zhong An Group Ltd.	859,000	33,261
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	190,700	656,730
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	21,370
	Zhongji Innolight Co. Ltd., Class A	9,600	54,527
	Zhongjin Gold Corp. Ltd., Class A	29,400	37,116
	Zhongliang Holdings Group Co. Ltd.	130,500	61,340
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	36,800	38,578
	Zhongsheng Group Holdings Ltd.	173,500	1,332,847
*	Zhongtian Financial Group Co. Ltd., Class A	100,000	39,160
	Zhongyu Energy Holdings Ltd.	169,000	176,180
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	14,407
	Zhuguang Holdings Group Co. Ltd.	486,000	104,994
	Zhuzhou CRRC Times Electric Co.	148,100	782,218
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,000	79,593
	Zhuzhou Kibing Group Co. Ltd., Class A	34,400	86,649
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	110,802
*	ZJBC Information Technology Co. Ltd., Class A	10,460	5,984
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	440,200	288,313
	ZTE Corp., Class H	162,800	439,925
	ZTO Express Cayman, Inc., ADR	26,052	782,602
	ZTO Express Cayman, Inc.	1,250	36,960
TOTAL CHINA			320,530,765
COLOMBIA — (0.1%)
	Banco de Bogota SA	2,631	51,183
	Bancolombia SA, Sponsored ADR	4,539	161,498
	Bancolombia SA	16,045	160,540
	Celsia SA ESP	81,622	90,703
	Grupo Aval Acciones y Valores SA, ADR	3,200	18,240
	Grupo Energia Bogota SA ESP	143,003	94,906
	Interconexion Electrica SA ESP	43,920	262,555
	Mineros SA	33,064	31,408
TOTAL COLOMBIA			871,033
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	8,205	363,837
	O2 Czech Republic AS	5,693	70,450
TOTAL CZECH REPUBLIC			434,287
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE, GDR	113,367	367,309
GABON — (0.0%)
	ElvalHalcor SA	4,660	10,114
	Entersoft SA Software Development & Related Services Co.	3,084	19,482
TOTAL GABON			29,596
GREECE — (0.3%)
*	Alpha Services & Holdings SA	127,135	192,400
	Athens Water Supply & Sewage Co. SA	8,519	73,928
	Autohellas Tourist & Trading SA	5,765	62,258
	Bank of Greece	4,212	90,164
*	Ellaktor SA	12,618	17,794
*	Eurobank Ergasias Services & Holdings SA, Class A	261,276	295,504
*	Fourlis Holdings SA	15,510	74,981
*	GEK Terna Holding Real Estate Construction SA	9,800	101,763

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Petroleum Holdings SA	13,683	$101,682
	Hellenic Telecommunications Organization SA	12,522	243,394
	Holding Co. ADMIE IPTO SA	22,438	63,392
*	Intracom Holdings SA	12,803	24,919
	JUMBO SA	24,099	358,455
*	LAMDA Development SA	13,054	103,107
	Motor Oil Hellas Corinth Refineries SA	22,274	356,704
	OPAP SA	31,291	464,764
*	Piraeus Financial Holdings SA	43,732	73,591
	Piraeus Port Authority SA	1,629	31,726
	Quest Holdings SA	3,779	82,646
	Sarantis SA	7,529	74,692
	Terna Energy SA	17,355	253,124
	Thrace Plastics Holding and Co.	3,797	26,883
TOTAL GREECE			3,167,871
HONG KONG — (0.1%)
*	Beijing Energy International Holding Co. Ltd.	1,418,000	47,414
Ω	China New Higher Education Group Ltd.	50,000	17,294
Ω	CIMC Vehicles Group Co. Ltd., Class H	20,500	15,891
*	SIM Technology Group Ltd.	262,000	13,841
	Wharf Holdings Ltd.	177,000	604,908
#	Wuling Motors Holdings Ltd.	140,000	24,479
TOTAL HONG KONG			723,827
HUNGARY — (0.2%)
	4iG Nyrt	5,746	15,000
	Magyar Telekom Telecommunications PLC	133,563	177,065
*	Opus Global Nyrt	12,230	7,838
*	OTP Bank Nyrt	17,387	1,008,918
	Richter Gedeon Nyrt	13,371	352,907
TOTAL HUNGARY			1,561,728
INDIA — (14.2%)
*	3i Infotech Ltd.	27,570	29,015
*	Aarti Drugs Ltd.	11,200	75,235
	Aarti Industries Ltd.	9,667	128,513
	ABB India Ltd.	5,794	179,402
	Abbott India Ltd.	126	27,227
	Action Construction Equipment Ltd.	7,404	22,399
*	Adani Green Energy Ltd.	37,346	944,633
	ADF Foods Ltd.	2,521	29,542
*	Aditya Birla Capital Ltd.	139,318	223,047
	Advanced Enzyme Technologies Ltd.	8,593	36,467
	Aegis Logistics Ltd.	32,543	88,635
	Agro Tech Foods Ltd.	1,250	15,998
*	Ahluwalia Contracts India Ltd.	5,052	27,624
	AIA Engineering Ltd.	7,286	185,106
	Ajanta Pharma Ltd.	7,597	229,801
	Akzo Nobel India Ltd.	3,120	80,805
	Alembic Ltd.	14,547	19,465
	Alembic Pharmaceuticals Ltd.	14,406	147,358
	Alkem Laboratories Ltd.	7,269	345,787
	Alkyl Amines Chemicals	2,664	120,291
	Allcargo Logistics Ltd.	16,991	75,272
*	Alok Industries Ltd.	118,530	49,547
	Amara Raja Batteries Ltd.	17,293	143,985
*	Amber Enterprises India Ltd.	1,804	88,285

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Anant Raj Ltd.	23,144	$25,583
	Andhra Sugars Ltd.	24,000	49,155
	Apar Industries Ltd.	5,061	46,919
	Apcotex Industries Ltd.	1,239	6,273
*	APL Apollo Tubes Ltd.	24,996	289,650
	Apollo Hospitals Enterprise Ltd.	23,736	1,424,991
	Aptech Ltd.	3,134	15,696
*	Arvind Fashions Ltd.	10,415	43,405
	Arvind SmartSpaces Ltd.	4,403	14,323
	Ashiana Housing Ltd.	3,766	8,647
	Ashok Leyland Ltd.	236,890	425,170
*	Ashoka Buildcon Ltd.	41,864	55,978
	Asian Paints Ltd.	65,089	2,764,994
	Astec Lifesciences Ltd.	606	13,692
*Ω	Aster DM Healthcare Ltd.	30,340	75,695
	Astra Microwave Products Ltd.	13,392	39,330
	Astral Ltd.	19,208	560,596
	AstraZeneca Pharma India Ltd.	1,043	39,296
	Atul Ltd.	3,581	458,572
*Ω	AU Small Finance Bank Ltd.	16,611	293,854
	Aurobindo Pharma Ltd.	69,056	589,462
	Automotive Axles Ltd.	275	5,373
	Avanti Feeds Ltd.	12,745	102,735
*Ω	Avenue Supermarts Ltd.	8,534	472,579
	Bajaj Auto Ltd.	10,745	513,286
	Bajaj Consumer Care Ltd.	30,884	75,976
*	Bajaj Electricals Ltd.	4,900	79,069
	Bajaj Finance Ltd.	13,260	1,256,521
	Bajaj Finserv Ltd.	3,159	670,248
*	Bajaj Hindusthan Sugar Ltd.	143,434	32,656
	Bajaj Holdings & Investment Ltd.	5,082	352,874
	Balaji Amines Ltd.	3,039	133,443
	Balkrishna Industries Ltd.	13,588	427,625
	Balmer Lawrie & Co. Ltd.	17,962	30,765
	Balrampur Chini Mills Ltd.	21,793	124,579
	Banco Products India Ltd.	4,410	10,813
Ω	Bandhan Bank Ltd.	118,524	505,132
*	Bank of Baroda	174,229	253,773
*	Bank of India	58,291	42,805
*	Bank of Maharashtra	198,188	56,267
	Bannari Amman Sugars Ltd.	451	17,477
	BASF India Ltd.	5,129	212,037
	Bata India Ltd.	9,736	270,784
	Bayer CropScience Ltd.	2,962	206,990
	BEML Ltd.	6,603	161,094
	Berger Paints India Ltd.	67,217	653,814
*	BF Utilities Ltd.	1,876	9,924
	Bhansali Engineering Polymers Ltd.	16,497	30,829
	Bharat Bijlee Ltd.	943	25,438
	Bharat Electronics Ltd.	394,964	1,119,164
*	Bharat Heavy Electricals Ltd.	197,734	154,123
	Bharat Petroleum Corp. Ltd.	134,468	719,696
	Bharat Rasayan Ltd.	145	24,252
*	Bharti Airtel Ltd.	142,503	1,400,130
*	Bharti Airtel Ltd.	5,481	28,058
	Birlasoft Ltd.	54,014	350,147
*	Black Box Ltd.	1,488	17,785
	Bliss Gvs Pharma Ltd.	4,620	5,911
	Blue Dart Express Ltd.	1,048	96,605

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Star Ltd.	13,934	$163,444
	Bodal Chemicals Ltd.	17,752	26,037
*	Bombay Dyeing & Manufacturing Co. Ltd.	16,558	24,478
*	Borosil Renewables Ltd.	4,165	36,282
	Bosch Ltd.	933	207,782
	Brigade Enterprises Ltd.	19,977	136,629
	Britannia Industries Ltd.	14,962	713,211
	Cadila Healthcare Ltd.	73,582	402,986
*	Camlin Fine Sciences Ltd.	10,404	21,191
	Can Fin Homes Ltd.	19,559	163,067
*	Canara Bank	85,487	292,029
*	Capacit'e Infraprojects Ltd.	4,149	8,445
	Caplin Point Laboratories Ltd.	5,678	60,758
	Carborundum Universal Ltd.	29,840	358,709
	Castrol India Ltd.	133,835	224,325
	CCL Products India Ltd.	21,543	137,320
	Central Depository Services India Ltd.	11,342	230,914
	Century Enka Ltd.	1,684	12,178
	Century Plyboards India Ltd.	21,913	175,717
	Century Textiles & Industries Ltd.	12,179	142,339
	Cera Sanitaryware Ltd.	1,024	66,767
*	CG Power & Industrial Solutions Ltd.	89,916	213,167
	Chambal Fertilisers & Chemicals Ltd.	42,953	251,216
*	Chennai Petroleum Corp. Ltd.	9,060	13,540
	Cholamandalam Financial Holdings Ltd.	23,458	220,112
	Cholamandalam Investment & Finance Co. Ltd.	98,729	846,386
	Cigniti Technologies Ltd.	2,674	18,209
	Cipla Ltd.	65,947	837,186
	City Union Bank Ltd.	60,856	118,134
	Clariant Chemicals India Ltd.	4,039	26,416
Ω	Cochin Shipyard Ltd.	9,822	45,373
	Coforge Ltd.	8,401	548,435
	Colgate-Palmolive India Ltd.	32,280	617,451
	Computer Age Management Services Ltd.	6,403	233,648
	Container Corp. of India Ltd.	50,338	438,361
	Coromandel International Ltd.	31,205	332,040
	Cosmo Films Ltd.	4,592	105,752
*	CreditAccess Grameen Ltd.	8,818	74,339
	CRISIL Ltd.	3,488	130,721
*	CSB Bank Ltd.	7,936	26,874
	Cummins India Ltd.	24,200	306,931
	Cyient Ltd.	14,241	180,954
	Dabur India Ltd.	86,173	623,375
	Dalmia Bharat Sugar & Industries Ltd.	1,698	10,214
	DB Corp. Ltd.	4,280	5,106
*	DCB Bank Ltd.	22,733	26,252
	DCM Shriram Ltd.	8,501	129,675
*	DCW Ltd.	46,170	27,594
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,223	101,855
	Deepak Nitrite Ltd.	23,599	711,148
	Delta Corp. Ltd.	26,787	100,319
*	DEN Networks Ltd.	22,281	12,603
	Dhampur Sugar Mills Ltd.	5,947	30,443
*	Dhani Services Ltd.	55,006	97,896
	Dhanuka Agritech Ltd.	4,543	46,837
Ω	Dilip Buildcon Ltd.	8,553	42,124
*	Dish TV India Ltd.	268,428	59,131
*	Dishman Carbogen Amcis Ltd.	13,491	35,751
	Divi's Laboratories Ltd.	15,606	846,364

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dixon Technologies India Ltd.	7,537	$449,715
	Dollar Industries Ltd.	2,411	20,345
Ω	Dr Lal PathLabs Ltd.	9,425	376,714
*	DRC Systems India Ltd.	78	411
*	Dredging Corp. of India Ltd.	2,277	9,838
	Dwarikesh Sugar Industries Ltd.	16,162	20,683
*	Dynamatic Technologies Ltd.	486	13,584
	eClerx Services Ltd.	6,248	198,431
	Edelweiss Financial Services Ltd.	71,886	67,793
	Eicher Motors Ltd.	17,135	610,411
	EID Parry India Ltd.	27,751	181,969
	Electrosteel Castings Ltd.	48,669	26,231
	Elgi Equipments Ltd.	30,512	136,718
	Emami Ltd.	75,510	502,970
Ω	Endurance Technologies Ltd.	6,416	138,408
	Engineers India Ltd.	61,198	57,336
	EPL Ltd.	47,792	121,277
*Ω	Equitas Small Finance Bank Ltd.	13,258	9,881
Ω	Eris Lifesciences Ltd.	9,149	86,218
	ESAB India Ltd.	828	36,169
	Escorts Ltd.	19,937	496,178
*	Eveready Industries India Ltd.	15,308	55,853
	Everest Kanto Cylinder Ltd.	13,632	44,349
	Excel Industries Ltd.	1,401	16,731
	Exide Industries Ltd.	96,789	226,197
*	FDC Ltd.	10,370	40,579
	Federal Bank Ltd.	237,904	323,634
	FIEM Industries Ltd.	701	10,787
	Filatex India Ltd.	12,871	20,022
	Fine Organic Industries Ltd.	1,028	53,318
	Finolex Cables Ltd.	17,633	118,231
	Finolex Industries Ltd.	65,665	148,808
	Firstsource Solutions Ltd.	110,374	238,382
	Force Motors Ltd.	1,571	25,551
*	Fortis Healthcare Ltd.	77,773	283,128
*	Future Consumer Ltd.	104,715	10,376
*	Future Lifestyle Fashions Ltd.	7,967	5,558
	Galaxy Surfactants Ltd.	4,668	197,187
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	22,055
	Garware Technical Fibres Ltd.	2,215	94,705
	Gateway Rail Freight Ltd.	65,576	61,591
*	Gati Ltd.	15,561	43,502
*	Gayatri Projects Ltd.	14,914	5,409
	GE Power India Ltd.	4,704	15,119
*	GE T&D India Ltd.	14,717	24,204
*Ω	General Insurance Corp. of India	21,901	42,031
	Genus Power Infrastructures Ltd.	21,338	19,757
	Geojit Financial Services Ltd.	10,080	10,752
*	GFL Ltd.	8,709	8,025
	GIC Housing Finance Ltd.	5,220	11,176
	Gillette India Ltd.	1,604	113,613
	GlaxoSmithKline Pharmaceuticals Ltd.	1,523	32,199
	Glenmark Pharmaceuticals Ltd.	19,922	130,155
*	Godrej Consumer Products Ltd.	57,292	686,004
*	Godrej Industries Ltd.	11,258	92,595
*	Godrej Properties Ltd.	15,642	362,243
	Goodyear India Ltd.	675	8,641
	Granules India Ltd.	32,853	134,323
	Graphite India Ltd.	13,269	86,969

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grasim Industries Ltd.	40,635	$945,839
	Grauer & Weil India Ltd.	22,570	18,404
	Gravita India Ltd.	5,623	25,645
	Greaves Cotton Ltd.	10,547	29,585
	Greenlam Industries Ltd.	930	23,146
*	Greenpanel Industries Ltd.	7,524	53,033
	Greenply Industries Ltd.	20,774	58,072
	Grindwell Norton Ltd.	10,061	255,935
	Gujarat Alkalies & Chemicals Ltd.	8,503	78,951
	Gujarat Ambuja Exports Ltd.	13,020	37,839
*	Gujarat Fluorochemicals Ltd.	5,594	210,384
	Gujarat Gas Ltd.	38,652	350,725
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	145,510
	Gujarat Pipavav Port Ltd.	63,610	83,852
	Gujarat State Fertilizers & Chemicals Ltd.	60,213	104,799
	Gujarat State Petronet Ltd.	76,666	310,915
	Gulf Oil Lubricants India Ltd.	3,463	21,150
*	Hathway Cable & Datacom Ltd.	55,355	16,352
	Hatsun Agro Product Ltd.	7,173	99,113
	Havells India Ltd.	25,512	408,859
	HBL Power Systems Ltd.	21,877	20,677
	HCL Technologies Ltd.	154,185	2,288,848
Ω	HDFC Asset Management Co. Ltd.	13,253	393,431
	HDFC Bank Ltd.	28,367	570,050
Ω	HDFC Life Insurance Co. Ltd.	57,547	482,922
*	HealthCare Global Enterprises Ltd.	3,221	10,771
	HEG Ltd.	2,712	55,610
*	Hemisphere Properties India Ltd.	3,759	6,978
	Heritage Foods Ltd.	5,612	28,814
	Hero MotoCorp Ltd.	29,991	1,097,752
	Hester Biosciences Ltd.	445	14,995
	HFCL Ltd.	153,778	164,903
	HG Infra Engineering Ltd.	3,130	23,931
	Himadri Speciality Chemical Ltd.	44,524	33,945
	Himatsingka Seide Ltd.	16,940	52,864
	Hinduja Global Solutions Ltd.	2,888	99,552
	Hindustan Aeronautics Ltd.	5,751	111,992
*	Hindustan Construction Co. Ltd.	265,796	53,620
*	Hindustan Oil Exploration Co. Ltd.	9,749	28,855
	Hindustan Unilever Ltd.	69,539	2,129,295
	Hitachi Energy India Ltd.	362	15,243
	Hle Glascoat Ltd.	357	31,345
	Honda India Power Products Ltd.	808	15,485
	Honeywell Automation India Ltd.	654	372,443
	Housing Development Finance Corp. Ltd.	105,756	3,604,179
	HSIL Ltd.	11,277	46,759
	Huhtamaki India Ltd.	5,375	14,700
	I G Petrochemicals Ltd.	3,464	34,828
	ICICI Bank Ltd., Sponsored ADR	149,823	3,255,654
	ICICI Bank Ltd.	84,009	902,750
Ω	ICICI Lombard General Insurance Co. Ltd.	47,378	873,121
Ω	ICICI Prudential Life Insurance Co. Ltd.	30,984	233,924
Ω	ICICI Securities Ltd.	12,439	120,806
*	IDFC First Bank Ltd.	573,303	363,586
*	IDFC Ltd.	358,281	313,611
*	IFB Industries Ltd.	2,098	29,385
*	IFCI Ltd.	73,561	15,015
	IIFL Finance Ltd.	32,239	137,864
	IIFL Securities Ltd.	20,653	27,469

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IIFL Wealth Management Ltd.	9,414	$202,998
	India Glycols Ltd.	3,751	45,029
	Indiabulls Housing Finance Ltd.	63,401	181,588
*	Indiabulls Real Estate Ltd.	33,887	66,143
Ω	IndiaMart InterMesh Ltd.	2,330	157,353
Ω	Indian Energy Exchange Ltd.	54,507	173,770
	Indian Railway Catering & Tourism Corp. Ltd.	29,363	345,155
	Indo Count Industries Ltd.	19,498	64,127
	Indoco Remedies Ltd.	9,177	48,116
*Ω	IndoStar Capital Finance Ltd.	2,324	7,540
	Indraprastha Gas Ltd.	61,861	327,518
	Indus Towers Ltd.	107,231	365,987
	IndusInd Bank Ltd.	27,950	329,873
	Infibeam Avenues Ltd.	64,558	38,424
	Info Edge India Ltd.	15,342	1,017,397
	Infosys Ltd., Sponsored ADR	265,121	6,248,902
	Infosys Ltd.	283,167	6,668,600
	Ingersoll Rand India Ltd.	1,817	33,668
*	Inox Leisure Ltd.	12,248	68,808
*	Inox Wind Energy Ltd.	871	8,713
*	Inox Wind Ltd.	13,063	22,111
*	Insecticides India Ltd.	2,950	28,428
*	Intellect Design Arena Ltd.	11,373	118,121
	Ipca Laboratories Ltd.	38,019	529,268
*	IRB Infrastructure Developers Ltd.	27,242	93,653
Ω	IRCON International Ltd.	50,746	31,123
	ITD Cementation India Ltd.	9,348	9,465
*	ITI Ltd.	12,573	19,591
	J Kumar Infraprojects Ltd.	8,288	18,766
*	Jagran Prakashan Ltd.	12,267	11,313
	Jamna Auto Industries Ltd.	27,309	39,639
	JB Chemicals & Pharmaceuticals Ltd.	8,912	208,653
	Jindal Poly Films Ltd.	5,639	79,791
	JK Paper Ltd.	16,886	49,898
	JM Financial Ltd.	98,828	98,366
	JMC Projects India Ltd.	6,414	8,648
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	25,077
	Jubilant Foodworks Ltd.	10,535	482,755
	Jubilant Ingrevia Ltd.	4,563	35,559
*	Just Dial Ltd.	2,181	26,653
	Jyothy Labs Ltd.	32,517	61,711
	Kajaria Ceramics Ltd.	18,990	342,572
	Kalpataru Power Transmission Ltd.	18,020	96,844
	Kansai Nerolac Paints Ltd.	41,985	321,121
	Karur Vysya Bank Ltd.	81,218	55,264
	Kaveri Seed Co. Ltd.	3,935	29,214
	KCP Ltd.	24,082	43,876
	KEC International Ltd.	33,212	224,177
	KEI Industries Ltd.	13,911	201,581
	Kennametal India Ltd.	1,343	34,252
*	Kesoram Industries Ltd.	48,701	42,530
*	Kiri Industries Ltd.	6,179	41,339
	Kirloskar Brothers Ltd.	5,926	28,339
	Kirloskar Ferrous Industries Ltd.	6,284	18,046
	Kirloskar Industries Ltd.	805	15,974
	Kirloskar Oil Engines Ltd.	13,471	31,091
	Kitex Garments Ltd.	8,666	30,043
	KNR Constructions Ltd.	42,923	184,086
*	Kolte-Patil Developers Ltd.	8,425	36,164

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kotak Mahindra Bank Ltd.	32,962	$826,302
	Kovai Medical Center & Hospital	96	2,281
	KPIT Technologies Ltd.	44,450	390,132
	KPR Mill Ltd.	25,915	234,028
	KRBL Ltd.	11,600	36,353
	KSB Ltd.	3,004	50,126
	LA Opala RG Ltd.	5,178	27,221
	Lakshmi Machine Works Ltd.	497	72,925
Ω	Laurus Labs Ltd.	91,041	617,637
	LG Balakrishnan & Bros Ltd.	2,269	20,898
	LIC Housing Finance Ltd.	88,311	459,741
	Linde India Ltd.	1,574	57,757
	LT Foods Ltd.	20,125	19,282
	Lumax Auto Technologies Ltd.	8,072	21,020
	Lupin Ltd.	42,136	515,710
	LUX Industries Ltd.	1,356	49,326
	Mahanagar Gas Ltd.	10,794	118,720
	Maharashtra Scooters Ltd.	249	12,221
	Mahindra & Mahindra Financial Services Ltd.	97,307	213,129
	Mahindra & Mahindra Ltd.	133,474	1,593,217
*	Mahindra CIE Automotive Ltd.	14,522	41,828
*	Mahindra Lifespace Developers Ltd.	17,287	58,143
Ω	Mahindra Logistics Ltd.	3,294	26,102
	Maithan Alloys Ltd.	714	9,414
	Man Infraconstruction Ltd.	15,520	24,405
	Manappuram Finance Ltd.	130,357	277,599
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	32,380
	Marico Ltd.	199,405	1,298,154
	Marksans Pharma Ltd.	60,249	45,678
	Maruti Suzuki India Ltd.	7,173	829,826
Ω	MAS Financial Services Ltd.	2,038	13,420
	Mastek Ltd.	2,505	91,889
*	Max Financial Services Ltd.	34,842	443,149
*	Max Healthcare Institute Ltd.	32,572	161,458
*	Max Ventures & Industries Ltd.	6,105	9,547
	Mayur Uniquoters Ltd.	7,496	50,685
*	Meghmani Finechem Ltd.	2,456	28,890
	Meghmani Organics Ltd.	26,124	38,521
Ω	Metropolis Healthcare Ltd.	6,966	236,037
	Minda Corp. Ltd.	6,111	16,424
	Minda Industries Ltd.	13,920	209,984
Ω	Mishra Dhatu Nigam Ltd.	3,855	9,609
	MM Forgings Ltd.	1,567	14,038
	Motherson Sumi Systems Ltd.	246,199	598,756
	Motherson Sumi Wiring India	246,199	131,476
	Motilal Oswal Financial Services Ltd.	8,560	101,851
	Mphasis Ltd.	28,724	1,204,503
	MRF Ltd.	216	209,222
	Multi Commodity Exchange of India Ltd.	2,316	47,959
	Muthoot Finance Ltd.	39,151	769,308
	Nahar Spinning Mills Ltd.	539	4,407
*	Narayana Hrudayalaya Ltd.	15,053	131,449
	Natco Pharma Ltd.	8,886	108,764
*	National Fertilizers Ltd.	23,497	18,329
	Navin Fluorine International Ltd.	4,395	232,798
	Navneet Education Ltd.	15,738	20,661
	NBCC India Ltd.	110,345	69,959
	NELCO Ltd.	2,476	25,967
	Neogen Chemicals Ltd.	1,058	23,669

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NESCO Ltd.	3,548	$27,602
*	Network18 Media & Investments Ltd.	45,674	50,560
	Neuland Laboratories Ltd.	1,060	20,986
	Newgen Software Technologies Ltd.	4,599	35,426
	NIIT Ltd.	28,324	164,567
	Nilkamal Ltd.	2,078	67,471
	NOCIL Ltd.	21,941	68,739
	Novartis India Ltd.	2,011	19,998
	NRB Bearings Ltd.	9,283	20,554
	Nucleus Software Exports Ltd.	2,361	18,812
*	Oberoi Realty Ltd.	30,880	380,385
*	Olectra Greentech Ltd.	4,078	46,481
*	Omaxe Ltd.	8,455	10,323
	OnMobile Global Ltd.	15,797	31,423
	Orient Electric Ltd.	26,025	116,450
	Orient Paper & Industries Ltd.	51,064	21,601
	Oriental Aromatics Ltd.	2,804	26,376
	Oriental Carbon & Chemicals Ltd.	1,909	24,868
	Page Industries Ltd.	1,360	776,894
	Paisalo Digital Ltd.	2,352	22,081
	Panama Petrochem Ltd.	2,801	11,218
*	Patel Engineering Ltd.	31,108	12,640
*	PC Jeweller Ltd.	36,823	13,106
	PCBL Ltd.	28,473	91,432
	Persistent Systems Ltd.	17,931	1,067,795
	Petronet LNG Ltd.	355,982	1,025,046
	Pfizer Ltd.	833	50,757
	Phoenix Mills Ltd.	9,693	129,836
	PI Industries Ltd.	12,626	415,481
	Pidilite Industries Ltd.	18,949	625,199
*Ω	PNB Housing Finance Ltd.	15,035	88,267
	PNC Infratech Ltd.	24,150	96,575
	Poly Medicure Ltd.	5,522	67,345
	Polyplex Corp. Ltd.	7,732	192,175
	Power Finance Corp. Ltd.	305,307	500,422
	Power Grid Corp. of India Ltd.	296,082	858,730
*	Power Mech Projects Ltd.	944	12,155
	Praj Industries Ltd.	40,716	232,360
Ω	Prataap Snacks Ltd.	989	10,923
	Prestige Estates Projects Ltd.	38,695	255,060
*	Pricol Ltd.	12,224	20,731
	Prince Pipes & Fittings Ltd.	4,512	41,283
*	Prism Johnson Ltd.	14,790	27,931
	Privi Speciality Chemicals Ltd.	1,728	46,963
	Procter & Gamble Health Ltd.	1,492	101,201
	Procter & Gamble Hygiene & Health Care Ltd.	2,880	567,441
	PSP Projects Ltd.	1,462	12,114
*	PTC India Financial Services Ltd.	73,647	18,881
	PTC India Ltd.	102,268	131,383
*	Puravankara Ltd.	12,526	24,082
*	PVR Ltd.	8,819	189,735
Ω	Quess Corp. Ltd.	18,958	183,785
Ω	Quick Heal Technologies Ltd.	4,305	12,085
	Radico Khaitan Ltd.	19,369	280,173
	Rain Industries Ltd.	41,989	121,945
	Rajesh Exports Ltd.	18,123	204,468
	Rallis India Ltd.	17,572	61,391
	Ramkrishna Forgings Ltd.	1,589	20,579
*	Rane Holdings Ltd.	1,032	8,407

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	$56,681
	Ratnamani Metals & Tubes Ltd.	3,489	89,119
*	Raymond Ltd.	14,318	146,373
*Ω	RBL Bank Ltd.	51,085	103,223
	REC Ltd.	261,037	488,053
	Redington India Ltd.	166,153	363,984
	Relaxo Footwears Ltd.	10,138	167,654
	Rhi Magnesita India Ltd.	5,882	34,670
	RITES Ltd.	5,670	20,970
*	RPSG Ventures Ltd.	2,907	26,975
*	RSWM Ltd.	2,292	14,861
	Rupa & Co. Ltd.	3,742	25,525
*	Sadbhav Engineering Ltd.	9,197	4,756
	Sagar Cements Ltd.	3,645	11,737
	Sandhar Technologies Ltd.	1,775	6,024
	Sangam India Ltd.	3,847	19,229
	Sanofi India Ltd.	2,557	259,989
	Sasken Technologies Ltd.	786	10,841
	Savita Oil Technologies Ltd.	1,776	28,374
*	SBI Cards & Payment Services Ltd.	15,100	179,095
Ω	SBI Life Insurance Co. Ltd.	41,288	688,360
	Schaeffler India Ltd.	1,159	139,669
*	Schneider Electric Infrastructure Ltd.	8,940	12,528
	SEAMEC Ltd.	630	9,119
	SEPC Ltd.	108,598	14,376
	Seshasayee Paper & Boards Ltd.	4,841	9,720
Ω	SH Kelkar & Co. Ltd.	22,091	47,805
	Shakti Pumps India Ltd.	1,105	9,023
*	Shankara Building Products Ltd.	2,509	17,200
	Sharda Cropchem Ltd.	8,549	66,723
*	Sheela Foam Ltd.	2,772	121,365
	Shilpa Medicare Ltd.	7,105	48,459
*	Shoppers Stop Ltd.	8,764	41,891
*	Shree Renuka Sugars Ltd.	99,872	44,139
	Shriram City Union Finance Ltd.	5,378	128,613
	Shriram Transport Finance Co. Ltd.	45,947	765,387
	Siemens Ltd.	9,549	299,116
*	Sintex Plastics Technology Ltd.	26,507	3,296
*	SIS Ltd.	10,098	68,138
	Siyaram Silk Mills Ltd.	2,428	15,995
	SKF India Ltd.	6,116	298,918
*	Snowman Logistics Ltd.	32,403	17,386
	Sobha Ltd.	8,551	99,337
	Solar Industries India Ltd.	6,085	190,846
	Somany Ceramics Ltd.	1,375	16,334
	Somany Home Innovation Ltd.	1,816	9,290
	Sonata Software Ltd.	26,973	296,016
*	Spandana Sphoorty Financial Ltd.	2,531	11,563
	SRF Ltd.	45,875	1,481,510
*	Star Cement Ltd.	12,959	16,656
*	Sterling & Wilson Renewable	9,627	51,295
	Sterlite Technologies Ltd.	43,355	119,252
	Strides Pharma Science Ltd.	13,748	73,199
	Stylam Industries Ltd.	810	10,718
	Subex Ltd.	108,975	69,728
	Subros Ltd.	3,640	17,996
	Sudarshan Chemical Industries	8,791	67,792
	Sun Pharmaceutical Industries Ltd.	81,703	917,347
	Sun TV Network Ltd.	33,735	226,451

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	11,034	$334,140
	Sundaram-Clayton Ltd.	1,163	59,128
	Sundram Fasteners Ltd.	24,131	276,582
	Sunteck Realty Ltd.	6,996	48,042
	Suprajit Engineering Ltd.	8,394	45,866
	Supreme Industries Ltd.	21,538	605,217
	Supreme Petrochem Ltd.	10,208	96,252
	Sutlej Textiles & Industries Ltd.	12,283	16,063
	Suven Pharmaceuticals Ltd.	24,872	179,085
*	Suzlon Energy Ltd.	963,394	156,189
	Swaraj Engines Ltd.	2,435	46,328
	Symphony Ltd.	2,186	29,510
*Ω	Syngene International Ltd.	51,057	391,553
*	TAKE Solutions Ltd.	12,235	6,765
	Tamil Nadu Newsprint & Papers Ltd.	11,188	17,707
	Tamilnadu Petroproducts Ltd.	13,419	18,599
	Tanla Platforms Ltd.	15,766	372,248
	Tasty Bite Eatables Ltd.	41	7,005
	Tata Communications Ltd.	7,029	121,752
	Tata Consultancy Services Ltd.	110,998	5,602,411
	Tata Consumer Products Ltd.	151,172	1,479,540
	Tata Elxsi Ltd.	10,858	1,112,450
	Tata Metaliks Ltd.	1,238	13,922
#*	Tata Motors Ltd., Sponsored ADR	11,672	394,047
*	Tata Motors Ltd.	478,971	3,302,825
*	Tata Teleservices Maharashtra Ltd.	35,165	69,648
	TCI Express Ltd.	1,495	39,334
*Ω	TCNS Clothing Co. Ltd.	3,918	38,398
	TD Power Systems Ltd.	2,456	14,195
	Tech Mahindra Ltd.	133,678	2,675,568
	Techno Electric & Engineering Co. Ltd.	18,592	62,280
*Ω	Tejas Networks Ltd.	13,442	74,840
	Texmaco Rail & Engineering Ltd.	87,366	49,235
	Thermax Ltd.	5,047	139,902
	Thirumalai Chemicals Ltd.	23,745	84,482
*	Thomas Cook India Ltd.	16,689	15,020
Ω	Thyrocare Technologies Ltd.	4,090	53,269
	Tide Water Oil Co. India Ltd.	1,780	33,955
	Time Technoplast Ltd.	45,472	51,834
	Timken India Ltd.	4,860	126,106
	Tinplate Co. of India Ltd.	9,928	49,492
*	Titagarh Wagons Ltd.	21,133	32,035
	Titan Co. Ltd.	43,476	1,383,228
	Torrent Pharmaceuticals Ltd.	14,755	528,329
	Tourism Finance Corp. of India Ltd.	10,154	9,927
	Transport Corp. of India Ltd.	6,986	65,919
	Trent Ltd.	12,545	174,024
	Trident Ltd.	222,937	185,129
	Triveni Engineering & Industries Ltd.	10,696	38,414
	Triveni Turbine Ltd.	15,426	42,106
	TTK Prestige Ltd.	11,130	143,884
*	TV18 Broadcast Ltd.	178,685	142,091
	TVS Motor Co. Ltd.	60,584	496,390
	TVS Srichakra Ltd.	787	21,298
	Uflex Ltd.	10,234	70,080
*	Ujjivan Financial Services Ltd.	5,091	9,511
*	Unitech Ltd.	209,369	9,156
	United Breweries Ltd.	9,576	208,656
*	United Spirits Ltd.	57,255	667,575

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UPL Ltd.	225,931	$2,378,072
*	VA Tech Wabag Ltd.	9,891	42,023
	Vaibhav Global Ltd.	8,415	52,200
	Vakrangee Ltd.	159,662	84,646
*Ω	Valiant Organics Ltd.	1,147	17,201
	Vardhman Textiles Ltd.	6,017	195,599
*Ω	Varroc Engineering Ltd.	2,039	11,012
	Varun Beverages Ltd.	54,972	669,904
	Vesuvius India Ltd.	2,177	31,832
	V-Guard Industries Ltd.	35,674	103,536
	Vinati Organics Ltd.	5,715	151,452
	Vindhya Telelinks Ltd.	1,488	24,441
*	VIP Industries Ltd.	7,986	64,720
	Visaka Industries Ltd.	1,086	9,119
*	V-Mart Retail Ltd.	2,076	105,342
*	Vodafone Idea Ltd.	1,100,831	159,894
	Voltamp Transformers Ltd.	1,435	40,330
	Voltas Ltd.	55,700	886,319
	VST Tillers Tractors Ltd.	993	41,154
	Welspun Enterprises Ltd.	17,519	23,598
	West Coast Paper Mills Ltd.	10,620	34,513
*	Westlife Development Ltd.	1,383	9,297
	Wheels India Ltd.	1,591	15,272
	Whirlpool of India Ltd.	6,335	157,759
	Wipro Ltd.	137,230	1,060,278
*	Wockhardt Ltd.	9,984	52,805
*	Wonderla Holidays Ltd.	6,246	17,950
*	Yes Bank Ltd.	108,012	19,361
	Zee Entertainment Enterprises Ltd.	209,459	818,971
	Zensar Technologies Ltd.	25,215	142,103
TOTAL INDIA			143,564,876
INDONESIA — (1.0%)
	Ace Hardware Indonesia Tbk PT	1,886,100	162,420
*	Adhi Karya Persero Tbk PT	501,300	29,055
*	Adi Sarana Armada Tbk PT	313,800	60,418
*	Agung Semesta Sejahtera Tbk PT	344,900	1,198
*	Alam Sutera Realty Tbk PT	2,532,800	25,962
	Arwana Citramulia Tbk PT	661,900	39,126
	Ashmore Asset Management Indonesia Tbk PT	94,600	11,517
	Astra Otoparts Tbk PT	111,600	7,999
	Bank BTPN Syariah Tbk PT	540,300	131,484
	Bank Central Asia Tbk PT	2,489,700	1,324,264
	Bank Mandiri Persero Tbk PT	1,187,500	622,260
	Bank Negara Indonesia Persero Tbk PT	670,700	344,233
*	Bank Pan Indonesia Tbk PT	745,500	38,693
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	592,800	54,448
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	33,642
	Bank Rakyat Indonesia Persero Tbk PT	2,921,432	831,543
*	Bank Syariah Indonesia Tbk PT	868,700	93,442
*	Bank Tabungan Negara Persero Tbk PT	773,800	91,506
	Barito Pacific Tbk PT	5,821,900	361,733
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	16,821
	BFI Finance Indonesia Tbk PT	763,800	69,558
*	Bintang Oto Global Tbk PT	233,500	22,590
	BISI International Tbk PT	170,900	11,608
	Blue Bird Tbk PT	152,000	15,142
*	Bumi Serpong Damai Tbk PT	1,158,500	73,516
*	Capital Financial Indonesia Tbk PT	1,348,100	51,191

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk PT	2,351,400	$143,696
*	Elang Mahkota Teknologi Tbk PT	1,562,400	195,906
	Elnusa Tbk PT	509,600	9,822
	Erajaya Swasembada Tbk PT	3,413,900	131,473
*	FKS Food Sejahtera Tbk PT	722,500	8,792
	Gajah Tunggal Tbk PT	272,300	11,755
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	77,612
*	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	33,700	11,173
	Impack Pratama Industri Tbk PT	107,000	20,176
*	Indofarma Persero Tbk PT	49,800	7,148
	Indomobil Sukses Internasional Tbk PT	220,000	11,299
	Indosat Tbk PT	174,100	69,547
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,677,423	108,659
*††	Inti Agri Resources Tbk PT	550,900	359
*	Intiland Development Tbk PT	880,700	9,015
*	Jasa Marga Persero Tbk PT	770,800	176,773
	Jaya Real Property Tbk PT	709,100	24,456
	Kalbe Farma Tbk PT	5,459,000	623,640
*	KMI Wire & Cable Tbk PT	229,100	4,371
*	Kresna Graha Investama Tbk PT	1,622,300	8,772
	Link Net Tbk PT	207,000	63,636
*	Lippo Karawaci Tbk PT	7,539,000	69,322
*	M Cash Integrasi PT	54,100	41,800
*	Map Aktif Adiperkasa PT	74,500	12,349
	Matahari Department Store Tbk PT	100,300	26,514
	Mayora Indah Tbk PT	975,200	127,149
	Media Nusantara Citra Tbk PT	2,670,100	158,473
	Medikaloka Hermina Tbk PT	761,000	58,015
*	Merdeka Copper Gold Tbk PT	1,074,300	274,637
*	Metro Healthcare Indonesia Tbk PT	1,200,800	44,302
	Metrodata Electronics Tbk PT	1,459,000	68,543
*	Mitra Adiperkasa Tbk PT	2,202,600	119,974
	Mitra Keluarga Karyasehat Tbk PT	554,000	97,338
	Mitra Pinasthika Mustika Tbk PT	395,200	27,377
	MNC Studios International Tbk PT	173,600	39,811
*	MNC Vision Networks Tbk PT	2,815,300	26,397
*	Multipolar Tbk PT	534,000	7,848
*	NFC Indonesia Tbk PT	18,800	10,292
	Nippon Indosari Corpindo Tbk PT	140,600	13,161
	Pabrik Kertas Tjiwi Kimia Tbk PT	345,000	169,274
*	Pacific Strategic Financial Tbk PT	424,900	31,174
*	Pakuwon Jati Tbk PT	1,909,100	57,385
*	Panin Financial Tbk PT	2,781,700	33,446
*	Paninvest Tbk PT	332,500	16,206
*	Pollux Properti Indonesia Tbk PT	140,100	8,396
*††	Pool Advista Indonesia Tbk PT	64,100	42
*	PP Persero Tbk PT	893,600	58,386
	Puradelta Lestari Tbk PT	4,085,000	53,152
*	Ramayana Lestari Sentosa Tbk PT	780,900	35,120
*††	Rimo International Lestari Tbk PT	3,949,000	2,574
	Sarana Menara Nusantara Tbk PT	4,637,000	331,419
	Sariguna Primatirta Tbk PT	464,300	13,685
	Selamat Sempurna Tbk PT	388,700	35,730
	Siloam International Hospitals Tbk PT	55,500	31,944
*	Smartfren Telecom Tbk PT	10,367,800	58,570
*††	Sri Rejeki Isman Tbk PT	1,498,800	5,706
	Sumber Alfaria Trijaya Tbk PT	3,792,800	307,958
*	Summarecon Agung Tbk PT	2,097,845	99,749

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Surya Citra Media Tbk PT	9,751,000	$198,778
*	Surya Esa Perkasa Tbk PT	995,400	41,307
*	Surya Semesta Internusa Tbk PT	1,772,300	49,938
	Telkom Indonesia Persero Tbk PT	826,500	242,062
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	11,298	335,890
	Tempo Scan Pacific Tbk PT	140,500	14,660
	Tower Bersama Infrastructure Tbk PT	1,407,200	283,396
*††	Trada Alam Minera Tbk PT	1,606,700	1,047
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	136,897
*	Waskita Beton Precast Tbk PT	2,650,700	17,509
*	Waskita Karya Persero Tbk PT	2,790,541	114,051
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	8,136
	Wijaya Karya Beton Tbk PT	1,541,400	24,068
*	Wijaya Karya Persero Tbk PT	761,600	55,251
TOTAL INDONESIA			10,339,657
MALAYSIA — (1.1%)
	Aeon Co. M Bhd	138,700	46,613
	AEON Credit Service M Bhd	27,800	97,504
	AFFIN Bank Bhd	47,767	20,384
	Ajinomoto Malaysia Bhd	4,200	14,837
	Alliance Bank Malaysia Bhd	207,200	164,042
	Allianz Malaysia Bhd	10,400	31,409
*	AMMB Holdings Bhd	192,600	150,419
*	Ancom BHD	45,700	36,829
	Astro Malaysia Holdings Bhd	227,500	52,231
*	Berjaya Corp. Bhd	448,760	25,909
	Berjaya Food Bhd	21,500	10,802
*	Berjaya Land Bhd	294,800	15,517
	Berjaya Sports Toto Bhd	149,379	67,910
*	Bermaz Auto Bhd	282,500	111,230
	Beshom Holdings Bhd	19,834	8,592
	BIMB Holdings Bhd	134,000	100,909
*	Boustead Holdings Bhd	85,100	11,003
*	Bumi Armada Bhd	207,000	27,493
	Cahya Mata Sarawak Bhd	104,300	30,800
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	152,628
	CB Industrial Product Holding Bhd	35,400	11,172
	CIMB Group Holdings Bhd	255,900	318,772
*	Coastal Contracts Bhd	57,700	24,648
	Comfort Glove Bhd	76,600	16,998
#	D&O Green Technologies Bhd	157,400	185,589
#	Dayang Enterprise Holdings Bhd	169,420	37,210
	Dialog Group Bhd	478,500	293,588
	DRB-Hicom Bhd	241,900	84,649
	Dufu Technology Corp. Bhd	55,900	49,696
#	Duopharma Biotech Bhd	103,890	36,781
	Dutch Lady Milk Industries Bhd	2,500	19,289
*	Ekovest BHD	334,600	33,257
	Formosa Prosonic Industries Bhd	55,100	46,127
#	Fraser & Neave Holdings Bhd	35,500	209,875
	Frontken Corp. Bhd	184,200	142,212
	Gadang Holdings Bhd	60,900	5,554
*	Gamuda Bhd	464,415	307,825
	Gas Malaysia Bhd	52,900	33,866
	Genting Malaysia Bhd	250,500	164,012
	George Kent Malaysia Bhd	106,500	15,897
*	GHL Systems Bhd	46,200	18,897
#	Globetronics Technology Bhd	139,600	49,289

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Greatech Technology Bhd	62,200	$78,375
	Guan Chong Bhd	101,900	65,297
#	HAP Seng Consolidated Bhd	33,000	59,943
	Hartalega Holdings Bhd	99,000	138,995
#	Heineken Malaysia Bhd	35,100	171,930
#	Hengyuan Refining Co. Bhd	31,700	30,935
	HeveaBoard Bhd	59,900	6,605
#	Hong Leong Bank Bhd	13,900	64,540
	Hong Leong Capital Bhd	14,000	23,949
#	Hong Leong Financial Group Bhd	26,600	116,087
	Hong Leong Industries Bhd	20,200	44,893
*	Hong Seng Consolidated Bhd	186,700	123,317
	Hup Seng Industries Bhd	52,600	10,870
	IHH Healthcare Bhd	84,400	130,057
#*	JAKS Resources Bhd	487,500	45,641
#	JHM Consolidation Bhd	67,500	24,696
	Kelington Group Bhd	66,400	23,765
	Kenanga Investment Bank Bhd	103,200	28,910
	Kerjaya Prospek Group Bhd	130,895	34,904
*	KNM Group Bhd	1,071,400	34,584
	Kobay Technology BHD	15,300	16,780
	Kossan Rubber Industries	351,000	151,066
*	Kronologi Asia Bhd	118,000	16,233
	LBS Bina Group Bhd	93,730	10,535
	Lii Hen Industries Bhd	23,500	17,052
#	Lingkaran Trans Kota Holdings Bhd	35,300	31,600
#Ω	Lotte Chemical Titan Holding Bhd	127,315	67,993
	LPI Capital Bhd	53,800	187,748
	Luxchem Corp. Bhd	117,200	18,825
#	Magni-Tech Industries Bhd	50,166	23,317
#	Magnum Bhd	119,045	53,638
#	Mah Sing Group Bhd	109,900	17,750
	Malayan Banking Bhd	113,501	224,410
*	Malaysia Airports Holdings Bhd	102,500	139,950
#	Malaysia Building Society Bhd	469,531	64,190
	Malaysia Smelting Corp. Bhd	27,800	23,159
	Malaysian Pacific Industries Bhd	19,300	184,021
#	Malaysian Resources Corp. Bhd	595,329	48,553
	Matrix Concepts Holdings Bhd	100,900	53,981
	MBM Resources BHD	18,900	13,894
#	Mega First Corp. Bhd	132,600	111,875
	MNRB Holdings Bhd	49,400	13,311
*	Muhibbah Engineering M Bhd	92,800	12,336
*	Mulpha International Bhd	18,000	10,383
	My EG Services Bhd	1,594,454	371,845
	N2N Connect Bhd	53,400	7,321
	OSK Holdings Bhd	267,600	54,934
	PA Resources Bhd	99,000	9,172
#	Padini Holdings Bhd	84,100	57,822
	Panasonic Manufacturing Malaysia Bhd	3,800	26,146
	Paramount Corp. Bhd	90,300	15,140
#	Pentamaster Corp. Bhd	103,250	101,596
	Perak Transit Bhd	39,466	5,779
	PESTECH International Bhd	128,625	22,641
#	Petron Malaysia Refining & Marketing Bhd	24,600	25,461
	Petronas Dagangan Bhd	51,900	241,004
#	Pharmaniaga Bhd	107,200	18,090
	PIE Industrial Bhd	28,700	21,182
*	Pos Malaysia Bhd	59,400	9,041

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Power Root Bhd	23,600	$7,521
	PPB Group Bhd	51,200	194,441
	Press Metal Aluminium Holdings Bhd	137,100	202,224
	Public Bank Bhd	1,038,700	1,046,286
#	Ranhill Utilities Bhd	82,014	10,698
	RCE Capital Bhd	26,584	11,269
*	Revenue Group Bhd	69,500	25,506
	RHB Bank Bhd	244,089	324,883
	Sam Engineering & Equipment M Bhd	8,600	44,610
*	Sapura Energy Bhd	2,096,200	22,354
	Scientex Bhd	202,200	221,774
#	Serba Dinamik Holdings Bhd	555,150	46,423
#	Sime Darby Bhd	376,300	193,388
#	Sime Darby Property Bhd	384,900	53,355
*	SP Setia Bhd Group	347,664	102,450
	Sunway Bhd	328,700	134,347
#	Sunway Construction Group Bhd	78,400	27,284
	Supermax Corp. Bhd	230,651	65,136
	Syarikat Takaful Malaysia Keluarga Bhd	125,790	109,627
	Taliworks Corp. Bhd	120,500	26,110
	TASCO Bhd	69,700	19,517
	Telekom Malaysia Bhd	160,800	194,852
#	TIME dotCom Bhd	152,000	154,984
*	Tropicana Corp. Bhd	71,896	18,084
*	Tune Protect Group Bhd	79,400	8,006
#	Uchi Technologies Bhd	66,700	47,702
*	UEM Edgenta Bhd	53,500	20,090
*	UEM Sunrise Bhd	197,400	14,717
#	UMW Holdings Bhd	67,500	47,258
#	UOA Development Bhd	108,900	42,596
#	UWC BHD	73,700	83,142
#*	Velesto Energy Bhd	1,333,600	45,041
	ViTrox Corp. Bhd	64,400	126,121
	VS Industry Bhd	726,500	209,510
#*	WCT Holdings Bhd	326,015	39,859
	Wellcall Holdings Bhd	99,500	30,074
	Westports Holdings Bhd	115,100	105,528
	Yinson Holdings Bhd	170,800	224,887
*	YNH Property Bhd	46,800	29,319
TOTAL MALAYSIA			11,371,304
MEXICO — (1.6%)
*	ALEATICA SAB de CV	8,989	8,443
	Alpek SAB de CV	160,494	192,331
#*	Alsea SAB de CV	94,600	194,171
	America Movil SAB de CV	1,164,330	1,095,581
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,116,606
	Arca Continental SAB de CV	52,426	309,402
Ω	Banco del Bajio SA	155,679	335,538
	Becle SAB de CV	29,263	71,001
	Bolsa Mexicana de Valores SAB de CV	40,107	68,517
	Cia Minera Autlan SAB de CV, Class B	37,786	25,022
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,506	132,367
#	Coca-Cola Femsa SAB de CV	35,529	187,376
	Consorcio ARA SAB de CV	434,433	85,716
#*	Credito Real SAB de CV Sofom ER	80,585	21,525
	El Puerto de Liverpool SAB de CV, Class C1	33,698	154,931
	Fomento Economico Mexicano SAB de CV	106,626	802,900
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	85,751

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Genomma Lab Internacional SAB de CV, Class B	420,855	$418,244
#*	Gentera SAB de CV	134,141	96,177
	Gruma SAB de CV, Class B	45,476	594,729
	Grupo Aeroportuario del Centro Norte SAB de CV	41,753	280,722
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,583	1,013,532
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,677	340,699
	Grupo Aeroportuario del Sureste SAB de CV, Class B	4,770	96,598
	Grupo Bimbo SAB de CV, Class A	223,488	700,540
	Grupo Carso SAB de CV	28,819	80,612
	Grupo Comercial Chedraui SA de CV	202,436	410,407
	Grupo Financiero Banorte SAB de CV, Class O	178,993	1,132,199
*	Grupo Financiero Inbursa SAB de CV, Class O	365,985	530,668
*	Grupo GICSA SAB de CV	33,334	3,555
	Grupo Herdez SAB de CV	42,064	68,883
*	Grupo Hotelero Santa Fe SAB de CV	135,595	27,477
	Grupo Industrial Saltillo SAB de CV	56,810	76,727
	Grupo KUO SAB de CV, Class B	4,600	9,928
#	Grupo Rotoplas SAB de CV	65,326	84,112
	Grupo Televisa SAB, Sponsored ADR	5,685	58,158
	Grupo Televisa SAB	316,923	649,578
#*Ω	Grupo Traxion SAB de CV	41,850	66,159
*	Industrias CH SAB de CV, Class B	11,751	111,597
	Industrias Penoles SAB de CV	32,862	352,946
#	Kimberly-Clark de Mexico SAB de CV, Class A	65,667	94,706
	La Comer SAB de CV	97,165	159,916
	Megacable Holdings SAB de CV	126,563	407,888
	Orbia Advance Corp. SAB de CV	321,926	754,095
	Organizacion Soriana SAB de CV, Class B	37,341	42,196
#	Promotora y Operadora de Infraestructura SAB de CV	53,537	392,210
	Promotora y Operadora de Infraestructura SAB de CV, Class L	3,652	17,175
#	Qualitas Controladora SAB de CV	23,774	128,493
	Regional SAB de CV	7,562	43,067
#	Telesites SAB de CV	90,575	96,072
#*	Unifin Financiera SAB de CV	105,993	146,596
*	Vista Oil & Gas SAB de CV, ADR	8,100	50,787
	Wal-Mart de Mexico SAB de CV	477,600	1,620,015
TOTAL MEXICO			16,044,641
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,417	6,151
	Credicorp Ltd.	5,214	746,749
#	Intercorp Financial Services, Inc.	4,346	137,029
TOTAL PERU			889,929
PHILIPPINES — (0.5%)
	8990 Holdings, Inc.	281,700	61,060
	AllHome Corp.	220,800	36,942
	Alliance Global Group, Inc.	771,700	193,900
	Ayala Corp.	5,790	99,011
	Ayala Land, Inc.	152,200	107,468
*	AyalaLand Logistics Holdings Corp.	407,000	47,420
	Bank of the Philippine Islands	164,940	317,357
	BDO Unibank, Inc.	106,180	282,206
	Cebu Landmasters, Inc.	258,680	14,756
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	26,316
	China Banking Corp.	115,500	57,707
	Cosco Capital, Inc.	555,300	57,012
	D&L Industries, Inc.	827,600	138,204

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	DITO CME Holdings Corp.	340,100	$33,893
	DoubleDragon Corp.	211,400	28,909
*	EEI Corp.	14,700	1,810
	Emperador, Inc.	494,400	229,850
	Filinvest Development Corp.	39,100	5,672
	Ginebra San Miguel, Inc.	16,380	37,264
	Global Ferronickel Holdings, Inc.	557,000	23,729
	GT Capital Holdings, Inc.	20,880	234,151
*	Integrated Micro-Electronics, Inc.	206,100	42,200
	International Container Terminal Services, Inc.	168,600	663,219
	JG Summit Holdings, Inc.	101,853	124,626
	Jollibee Foods Corp.	43,620	205,442
	LT Group, Inc.	419,300	82,442
*	MacroAsia Corp.	27,600	2,929
	Manila Electric Co.	17,590	115,823
	Manila Water Co., Inc.	131,100	64,450
*	Megawide Construction Corp.	126,100	11,987
	Megaworld Corp.	2,412,900	147,043
	Metropolitan Bank & Trust Co.	433,239	501,854
	Nickel Asia Corp.	1,166,700	135,723
*	Petron Corp.	1,035,100	66,229
	Philex Mining Corp.	221,400	23,103
*	Philippine National Bank	63,540	25,590
*	Philippine Seven Corp.	24,690	42,605
	Philippine Stock Exchange, Inc.	130	536
*	Pilipinas Shell Petroleum Corp.	109,600	40,973
	PNB Holdings Corp.	9,969	62
	Premium Leisure Corp.	695,000	6,124
	Puregold Price Club, Inc.	272,200	198,207
	Rizal Commercial Banking Corp.	34,700	13,968
	Robinsons Land Corp.	455,800	164,075
	Robinsons Retail Holdings, Inc.	108,970	120,622
	San Miguel Corp.	2,180	4,823
	Security Bank Corp.	42,580	89,870
	SM Investments Corp.	9,360	174,483
	Universal Robina Corp.	102,280	255,312
	Vista Land & Lifescapes, Inc.	665,000	45,505
	Vistamalls, Inc.	23,100	1,640
	Wilcon Depot, Inc.	267,400	157,364
TOTAL PHILIPPINES			5,563,466
POLAND — (0.8%)
*	11 bit studios SA	239	32,572
	AB SA	2,365	28,976
*	Agora SA	4,633	8,263
*	Alior Bank SA	11,305	156,240
*Ω	Allegro.eu SA	17,689	163,948
	Alumetal SA	3,689	51,901
	Amica SA	1,140	30,218
*	AmRest Holdings SE	9,027	55,714
	Apator SA	4,975	23,185
	ASBISc Enterprises PLC	11,085	46,107
	Asseco Poland SA	17,837	358,909
	Asseco South Eastern Europe SA	6,922	80,847
	Astarta Holding NV	1,745	14,499
	Auto Partner SA	17,648	68,402
*	Bank Ochrony Srodowiska SA	12,487	26,812
	Bank Polska Kasa Opieki SA	15,357	511,716
*	Benefit Systems SA	248	37,150

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Bioton SA	11,456	$11,394
*	Boryszew SA	21,148	17,856
	Budimex SA	3,500	198,750
*	CCC SA	4,566	86,428
#	CD Projekt SA	15,773	700,247
	Celon Pharma SA	1,863	13,253
*	CI Games SA	29,151	12,784
	Ciech SA	7,885	81,599
	Cognor Holding SA	19,491	20,821
	ComArch SA	1,063	47,188
	Cyfrowy Polsat SA	39,249	303,198
	Develia SA	68,631	56,773
*Ω	Dino Polska SA	6,390	492,287
	Dom Development SA	3,453	97,333
*	Erbud SA	1,787	21,914
	Fabryki Mebli Forte SA	5,421	56,767
*	Famur SA	57,607	38,256
	Ferro SA	1,162	9,231
*	Globe Trade Centre SA	31,585	53,368
	Grupa Kety SA	2,969	442,477
	ING Bank Slaski SA	936	62,126
	Inter Cars SA	2,311	255,339
	KGHM Polska Miedz SA	25,008	862,655
	KRUK SA	2,503	201,636
	LiveChat Software SA	3,308	88,086
	LPP SA	113	441,993
#*	Mabion SA	916	10,861
*	mBank SA	2,792	319,755
	Mirbud SA	10,035	9,944
	Neuca SA	439	79,569
	NEWAG SA	7,382	34,676
	PlayWay SA	305	28,345
*	Polimex-Mostostal SA	23,933	21,753
	Powszechny Zaklad Ubezpieczen SA	52,742	469,597
	Santander Bank Polska SA	2,321	199,426
*	Selvita SA	521	8,978
	Stalexport Autostrady SA	24,162	21,049
	TEN Square Games SA	927	57,410
	Tim SA	2,365	22,308
*	VRG SA	39,196	37,957
	Warsaw Stock Exchange	3,626	36,021
	Wawel SA	162	19,478
	Wirtualna Polska Holding SA	1,994	65,472
#Ω	X-Trade Brokers Dom Maklerski SA	8,554	34,780
TOTAL POLAND			7,846,597
QATAR — (0.8%)
	Aamal Co.	612,200	184,136
	Al Khaleej Takaful Group QSC	9,372	9,444
	Al Meera Consumer Goods Co. QSC	35,144	188,965
	Baladna	246,853	101,779
	Barwa Real Estate Co.	204,883	189,155
	Commercial Bank PSQC	186,976	368,208
	Doha Bank QPSC	164,611	132,494
	Doha Insurance Co. QSC	16,409	8,408
*	Gulf International Services QSC	279,769	138,238
	Gulf Warehousing Co.	61,454	77,680
	Industries Qatar QSC	44,419	205,323
*	Investment Holding Group	64,183	22,752

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Mannai Corp. QSC	70,543	$178,380
	Masraf Al Rayan QSC	181,978	245,204
	Mazaya Real Estate Development QPSC	501,436	126,956
	Medicare Group	25,863	60,578
	Mesaieed Petrochemical Holding Co.	418,124	280,177
	Ooredoo QPSC	131,633	262,805
*	Qatar First Bank	67,753	33,439
	Qatar Fuel QSC	81,887	427,384
	Qatar Gas Transport Co. Ltd.	194,421	192,923
	Qatar Industrial Manufacturing Co. QSC	27,514	24,924
*	Qatar Insurance Co. SAQ	482,879	347,358
	Qatar International Islamic Bank QSC	132,365	363,400
	Qatar Islamic Bank SAQ	108,398	583,228
	Qatar Islamic Insurance Group	24,939	55,789
	Qatar National Bank QPSC	391,359	2,351,535
	Qatar Navigation QSC	72,730	174,675
	United Development Co. QSC	476,108	217,877
	Vodafone Qatar QSC	363,778	176,359
TOTAL QATAR			7,729,573
RUSSIA — (0.3%)
	Etalon Group PLC, GDR	30,193	36,534
	Globaltrans Investment PLC, GDR	19,351	134,876
*	Lenta International Co. PJSC, GDR	7,070	15,554
	Mobile TeleSystems PJSC, Sponsored ADR	31,844	243,288
	PhosAgro PJSC,GDR	7,817	157,018
	Polyus PJSC,GDR	4,999	390,241
	QIWI PLC, Sponsored ADR	9,565	71,451
	Sberbank of Russia PJSC,Sponsored ADR	114,063	1,593,193
*	VK Co. Ltd., GDR	6,533	52,133
	VTB Bank PJSC, GDR	102,771	115,926
	X5 Retail Group NV, GDR	10,620	238,313
TOTAL RUSSIA			3,048,527
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	11,992	338,114
	Advanced Petrochemical Co.	36,423	730,751
*	Al Alamiya for Cooperative Insurance Co.	1,530	9,591
	Al Babtain Power & Telecommunication Co.	4,478	40,399
*	Al Etihad Cooperative Insurance Co.	2,567	13,853
	Al Hammadi Co. for Development & Investment	12,467	140,033
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,898	18,726
	Al Moammar Information Systems Co.	3,168	136,110
	Al Rajhi Bank	106,850	4,243,289
*	Al Rajhi Co. for Co-operative Insurance	5,314	118,848
*	AlAbdullatif Industrial Investment Co.	3,860	30,909
	Alandalus Property Co.	9,665	49,525
	Alaseel Co.	4,000	55,920
	Aldrees Petroleum & Transport Services Co.	16,118	336,772
	Alinma Bank	138,372	1,109,416
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,839	19,722
	Alujain Holding	12,285	204,271
	Arab National Bank	53,630	396,888
	Arabian Centres Co. Ltd.	11,519	70,677
*	Arabian Shield Cooperative Insurance Co.	3,144	19,651
	Arriyadh Development Co.	6,658	48,178
*	Aseer Trading Tourism & Manufacturing Co.	8,236	48,677
	Astra Industrial Group	14,037	160,919

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AXA Cooperative Insurance Co.	3,559	$32,629
*	Bank AlBilad	94,465	1,404,153
	Bank Al-Jazira	99,089	615,283
	Banque Saudi Fransi	50,934	714,355
*	Basic Chemical Industries Ltd.	1,702	19,556
	Bawan Co.	7,386	72,727
	Bupa Arabia for Cooperative Insurance Co.	22,360	887,919
	Co. for Cooperative Insurance	16,424	342,125
	Dallah Healthcare Co.	4,466	104,013
*	Dar Al Arkan Real Estate Development Co.	170,303	469,242
	Dr Sulaiman Al Habib Medical Services Group Co.	7,788	344,077
	Electrical Industries Co.	2,748	21,927
*	Emaar Economic City	96,925	334,632
	Etihad Etisalat Co.	77,219	671,987
*	Fawaz Abdulaziz Al Hokair & Co.	2,394	10,567
	Fitaihi Holding Group	618	7,839
	Halwani Brothers Co.	2,941	74,243
	Herfy Food Services Co.	3,218	55,156
	Jarir Marketing Co.	14,321	770,652
	Leejam Sports Co. JSC	2,021	64,184
	Maharah Human Resources Co.	7,074	151,888
*	Malath Cooperative Insurance Co.	3,324	24,570
*	Mediterranean & Gulf Insurance & Reinsurance Co.	4,874	24,639
*	Methanol Chemicals Co.	4,285	44,339
*	Middle East Healthcare Co.	4,887	45,240
*	Middle East Paper Co.	8,991	124,054
	Mouwasat Medical Services Co.	11,451	605,352
*	Nama Chemicals Co.	3,503	37,844
*	National Agriculture Development Co.	7,792	68,805
	National Co. for Glass Industries	10,047	125,408
	National Co. for Learning & Education	839	14,829
	National Gas & Industrialization Co.	4,353	62,878
	National Medical Care Co.	3,863	70,201
	National Petrochemical Co.	21,720	246,750
*	Rabigh Refining & Petrochemical Co.	73,021	476,551
	Riyad Bank	183,986	1,672,697
	SABIC Agri-Nutrients Co.	27,701	1,255,896
*	Saudi Arabian Mining Co.	34,939	861,061
	Saudi Automotive Services Co.	6,110	63,863
	Saudi Basic Industries Corp.	15,025	502,940
	Saudi British Bank	58,183	624,889
	Saudi Ceramic Co.	10,634	158,684
	Saudi Chemical Co. Holding	10,454	97,461
	Saudi Co. For Hardware CJSC	6,478	92,502
*	Saudi Ground Services Co.	19,861	180,344
	Saudi Industrial Investment Group	48,382	442,434
	Saudi Industrial Services Co.	7,491	67,380
	Saudi Investment Bank	56,184	337,950
*	Saudi Kayan Petrochemical Co.	206,251	1,087,989
*	Saudi Marketing Co.	7,310	60,983
	Saudi National Bank	157,120	3,097,846
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,341	69,149
*	Saudi Printing & Packaging Co.	6,278	40,512
*	Saudi Public Transport Co.	7,835	50,212
*	Saudi Re for Cooperative Reinsurance Co.	7,471	37,075
*	Saudi Real Estate Co.	7,183	40,692
*	Saudi Research & Media Group	13,426	864,836
	Saudi Telecom Co.	57,496	1,808,884
	Saudia Dairy & Foodstuff Co.	5,152	224,321

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Savola Group	69,807	$636,363
*	Seera Group Holding	58,482	307,786
	United Electronics Co.	6,908	257,829
	United International Transportation Co.	9,496	127,550
	Yanbu National Petrochemical Co.	32,009	582,029
TOTAL SAUDI ARABIA			33,134,010
SOUTH AFRICA — (2.5%)
	Advtech Ltd.	70,722	70,524
	AECI Ltd.	31,856	236,302
	Afrimat Ltd.	14,071	54,657
	Alexander Forbes Group Holdings Ltd.	175,103	48,319
	Altron Ltd., Class A	70,082	37,826
	Alviva Holdings Ltd.	18,425	20,454
	Anglo American Platinum Ltd.	5,974	723,835
	AngloGold Ashanti Ltd.	23,308	436,952
#	AngloGold Ashanti Ltd., Sponsored ADR	57,102	1,060,955
	Aspen Pharmacare Holdings Ltd.	49,844	671,501
#*	Aveng Ltd.	38,394	67,313
	Barloworld Ltd.	48,772	422,335
	Bid Corp. Ltd.	48,168	1,041,037
	Bidvest Group Ltd.	73,912	906,216
*	Blue Label Telecoms Ltd.	146,716	48,864
*	Brait PLC	242,729	76,441
	Cashbuild Ltd.	4,133	75,356
#	Clicks Group Ltd.	56,534	1,082,626
	Coronation Fund Managers Ltd.	45,762	152,446
	DataTec Ltd.	80,486	199,764
Ω	Dis-Chem Pharmacies Ltd.	107,004	248,000
*	Discovery Ltd.	47,071	475,684
*	Distell Group Holdings Ltd.	12,701	139,764
*	Famous Brands Ltd.	7,090	32,859
	Foschini Group Ltd.	31,674	265,281
#	Gold Fields Ltd., Sponsored ADR	176,491	1,870,805
	Grindrod Shipping Holdings Ltd.	2,134	33,816
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	36,047	129,409
	Hudaco Industries Ltd.	9,126	81,011
	Impala Platinum Holdings Ltd.	100,086	1,543,012
	Imperial Logistics Ltd.	24,870	104,729
	Investec Ltd.	42,409	239,576
	Invicta Holdings Ltd.	5,349	10,426
	Italtile Ltd.	106,697	107,567
	KAP Industrial Holdings Ltd.	370,763	102,662
#	Kumba Iron Ore Ltd.	11,613	414,320
	Lewis Group Ltd.	9,835	31,102
*	Liberty Holdings Ltd.	23,904	153,349
	Libstar Holdings Ltd.	50,632	20,990
	Life Healthcare Group Holdings Ltd.	53,122	78,038
	Long4Life Ltd.	101,070	38,024
*	Massmart Holdings Ltd.	28,257	102,047
	Metair Investments Ltd.	21,936	41,211
	MiX Telematics Ltd., Sponsored ADR	3,696	43,908
	Motus Holdings Ltd.	45,438	345,547
*	Mpact Ltd.	55,728	127,679
	Mr Price Group Ltd.	30,464	405,003
*	MTN Group Ltd.	7,189	90,408
	MultiChoice Group	91,912	753,821
*	Murray & Roberts Holdings Ltd.	92,435	82,319
*	Nampak Ltd.	160,499	38,421

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Naspers Ltd., Class N	6,058	$979,264
	NEPI Rockcastle PLC	49,553	336,973
	Ninety One Ltd.	32,530	111,336
*	Northam Platinum Holdings Ltd.	25,718	340,370
	Old Mutual Ltd.	686,121	618,278
	Omnia Holdings Ltd.	47,200	189,150
#Ω	Pepkor Holdings Ltd.	165,254	243,664
	Pick n Pay Stores Ltd.	40,523	134,741
*	PSG Group Ltd.	64,688	352,586
	PSG Konsult Ltd.	151,180	137,520
	Raubex Group Ltd.	26,464	64,435
	Reunert Ltd.	40,589	126,439
	RFG Holdings Ltd.	21,034	18,574
	Royal Bafokeng Platinum Ltd.	34,653	369,059
	Sanlam Ltd.	275,195	1,130,655
*	Sappi Ltd.	66,553	186,616
	Sibanye Stillwater Ltd.	220,496	821,871
	Sibanye Stillwater Ltd., ADR	84,774	1,270,762
	SPAR Group Ltd.	64,653	707,027
	Standard Bank Group Ltd.	65,814	642,357
	Super Group Ltd.	50,376	109,515
	Transaction Capital Ltd.	81,379	229,694
	Truworths International Ltd.	33,530	123,591
	Wesizwe Platinum Ltd.	97,999	11,007
	Wilson Bayly Holmes-Ovcon Ltd.	15,695	113,674
	Woolworths Holdings Ltd.	121,888	421,124
TOTAL SOUTH AFRICA			25,374,793
SOUTH KOREA — (14.5%)
*	3S Korea Co. Ltd.	7,967	18,306
*	ABco Electronics Co. Ltd.	2,081	20,408
*	Able C&C Co. Ltd.	1,620	7,461
*	ABOV Semiconductor Co. Ltd.	1,884	21,842
*	Actoz Soft Co. Ltd.	1,755	18,190
	Actro Co. Ltd.	1,337	9,195
*	ADTechnology Co. Ltd.	1,279	22,090
	Advanced Nano Products Co. Ltd.	823	35,604
	Advanced Process Systems Corp.	4,597	88,027
	Aekyung Chemical Co. Ltd.	10,906	89,560
	Aekyung Industrial Co. Ltd.	2,237	30,347
*	AeroSpace Technology of Korea, Inc.	6,981	34,548
	AfreecaTV Co. Ltd.	2,873	376,898
*	Agabang&Company	12,217	44,174
	Ahn-Gook Pharmaceutical Co. Ltd.	1,820	14,903
	Ahnlab, Inc.	1,018	65,716
	AJ Networks Co. Ltd.	2,003	8,316
*	Ajin Industrial Co. Ltd.	8,452	20,325
	AK Holdings, Inc.	798	11,364
*	Alpha Holdings, Inc.	4,025	8,901
*	Alteogen, Inc.	3,261	132,429
*	ALUKO Co. Ltd.	10,456	31,436
*	Amicogen, Inc.	1,290	28,429
*	Aminologics Co. Ltd.	7,906	12,682
#	Amorepacific Corp.	8,161	1,064,368
	Amorepacific Group	9,235	317,784
*	Amotech Co. Ltd.	1,395	28,169
*	Anam Electronics Co. Ltd.	13,023	22,947
*	Ananti, Inc.	3,404	25,106
*	Anterogen Co. Ltd.	418	9,367

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Apact Co. Ltd.	1,984	$9,083
*	Aprogen Healthcare & Games, Inc.	14,804	7,319
*	Aprogen Medicines, Inc.	19,814	23,954
*	Aprogen pharmaceuticals, Inc.	53,817	33,438
*	APS Holdings Corp.	1,428	13,396
	APTC Co. Ltd.	2,084	34,167
*	Asia Business Daily Co. Ltd.	5,396	15,473
	Asia Paper Manufacturing Co. Ltd.	1,042	41,702
	Atec Co. Ltd.	780	12,111
*	A-Tech Solution Co. Ltd.	1,146	13,728
	Atinum Investment Co. Ltd.	5,620	22,962
*	AUK Corp.	7,995	19,369
	Aurora World Corp.	2,303	19,233
	Austem Co. Ltd.	6,608	10,926
	Autech Corp.	4,220	36,729
	Avaco Co. Ltd.	2,470	22,401
	Avatec Co. Ltd.	514	8,225
	Baiksan Co. Ltd.	4,496	32,873
	Benoholdings, Inc.	2,978	9,239
	BGF Co. Ltd.	7,644	29,751
	BGF retail Co. Ltd.	2,022	273,904
*	BH Co. Ltd.	2,893	52,660
*	BHI Co. Ltd.	4,278	13,960
*	Binex Co. Ltd.	3,695	44,688
	Binggrae Co. Ltd.	1,377	61,252
*	Bioneer Corp.	2,954	92,559
*	BioSmart Co. Ltd.	4,491	26,963
*	Bluecom Co. Ltd.	3,537	34,365
	BNK Financial Group, Inc.	32,857	221,605
	Boditech Med, Inc.	6,480	82,868
*	Bohae Brewery Co. Ltd.	24,371	16,534
	Bookook Securities Co. Ltd.	462	9,158
	Boryung Pharmaceutical Co. Ltd.	6,319	64,068
*	Bosung Power Technology Co. Ltd.	7,684	24,855
*	Bubang Co. Ltd.	9,815	17,951
*	Bukwang Pharmaceutical Co. Ltd.	4,615	41,376
	BYC Co. Ltd.	52	19,650
*	BYON Co. Ltd.	15,580	12,309
	Byucksan Corp.	8,835	23,912
*	Cafe24 Corp.	1,154	20,568
*	CammSys Corp.	17,801	25,743
	Camus Engineering & Construction, Inc.	8,563	18,354
	Cape Industries Ltd.	6,153	22,990
*	Capro Corp.	4,864	16,088
	Caregen Co. Ltd.	272	14,539
*	Carelabs Co. Ltd.	2,826	19,470
	Cell Biotech Co. Ltd.	1,375	17,559
	Celltrion Healthcare Co. Ltd.	6,552	346,171
*	Celltrion Pharm, Inc.	1,765	122,665
	Celltrion, Inc.	9,574	1,216,799
*	Cellumed Co. Ltd.	3,482	16,894
*	Central Motek Co. Ltd.	915	15,529
*	Chabiotech Co. Ltd.	2,937	41,438
	Changhae Ethanol Co. Ltd.	2,011	20,866
*	Charm Engineering Co. Ltd.	14,383	15,538
	Cheil Worldwide, Inc.	35,195	648,015
	Chemtronics Co. Ltd.	3,577	85,102
*	Chemtros Co. Ltd.	2,178	17,482
*	ChinHung International, Inc.	10,878	17,531

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	7,730	$23,490
*	Choa Pharmaceutical Co.	4,509	12,780
	Chong Kun Dang Pharmaceutical Corp.	2,318	180,305
*	CHOROKBAEM Co. Co. Ltd.	13,903	11,893
*	Chorokbaem Media Co. Ltd.	9,118	18,112
	Chosun Refractories Co. Ltd.	299	18,964
	Chunbo Co. Ltd.	576	126,140
	Chungdahm Learning, Inc.	1,062	28,877
	CJ CheilJedang Corp.	4,036	1,170,661
	CJ Corp.	4,599	307,400
	CJ ENM Co. Ltd.	2,904	301,079
*	CJ Freshway Corp.	1,495	38,708
*	CJ Logistics Corp.	2,529	245,589
	CKD Bio Corp.	528	14,321
	Classys, Inc.	2,158	28,166
*	Clean & Science Co. Ltd.	1,098	16,434
*	CLIO Cosmetics Co. Ltd.	714	9,768
*	Cloud Air Co. Ltd.	12,988	14,649
*	CMG Pharmaceutical Co. Ltd.	8,816	23,936
*	CoAsia Corp.	1,572	12,800
*	CODI-M Co. Ltd.	85,920	13,823
*	Com2uS Holdings Corp.	880	116,300
*	Com2uSCorp	1,945	199,084
*	Comtec Systems Co. Ltd.	24,345	18,759
*	Coreana Cosmetics Co. Ltd.	5,220	15,388
	Cosmax BTI, Inc.	1,055	10,355
*	COSMAX NBT, Inc.	2,057	8,880
*	Cosmax, Inc.	4,209	255,038
*	Cosmecca Korea Co. Ltd.	1,142	12,472
*	CosmoAM&T Co. Ltd.	1,875	63,760
*	Cosmochemical Co. Ltd.	1,626	17,483
#	Coway Co. Ltd.	24,935	1,436,553
	Coweaver Co. Ltd.	1,455	9,514
	Cowell Fashion Co. Ltd.	8,153	55,498
	Creas F&C Co. Ltd.	547	19,988
#*	Creative & Innovative System	8,085	102,456
	Crown Confectionery Co. Ltd.	1,016	7,262
	CROWNHAITAI Holdings Co. Ltd.	1,391	9,807
*	CrystalGenomics, Inc.	5,676	24,462
	CS Wind Corp.	4,051	163,394
*	CTC BIO, Inc.	2,098	17,347
*	Cube Entertainment, Inc.	1,159	17,218
	Cuckoo Holdings Co. Ltd.	3,109	44,911
	Cuckoo Homesys Co. Ltd.	1,747	50,637
*	Curexo, Inc.	2,147	14,642
*	CUROCOM Co. Ltd.	15,906	13,723
	Cymechs, Inc.	1,162	17,033
	D.I Corp.	2,915	19,904
*	DA Technology Co. Ltd.	2,975	17,207
	Dae Han Flour Mills Co. Ltd.	177	21,396
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,422
	Dae Hyun Co. Ltd.	9,204	15,530
	Dae Won Chemical Co. Ltd.	4,549	12,471
	Dae Won Kang Up Co. Ltd.	9,092	24,080
*	Dae Young Packaging Co. Ltd.	9,311	17,643
*	Dae Yu Co. Ltd.	3,882	17,494
	Daea TI Co. Ltd.	5,700	23,280
	Daebongls Co. Ltd.	2,018	13,531
*	Daechang Co. Ltd.	9,952	13,653

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daedong Corp.	5,235	$49,194
	Daeduck Electronics Co. Ltd.	4,741	89,260
	Daegu Department Store	870	6,584
*	Daehan New Pharm Co. Ltd.	2,297	19,673
	Daehan Steel Co. Ltd.	1,697	27,154
*	DAEHO AL Co. Ltd.	4,995	14,282
*	Dae-Il Corp.	5,949	28,254
	Daejoo Electronic Materials Co. Ltd.	861	64,633
	Daejung Chemicals & Metals Co. Ltd.	974	14,193
	Daekyo Co. Ltd.	2,127	6,299
*	Daelim B&Co Co. Ltd.	3,143	18,541
*	Daemyung Sonoseason Co. Ltd.	25,454	22,426
	Daesang Corp.	5,918	110,081
	Daesang Holdings Co. Ltd.	2,845	20,448
*	Daesung Eltec Co. Ltd.	18,359	12,697
	Daesung Energy Co. Ltd.	2,804	18,228
*	Daewon Media Co. Ltd.	665	9,739
	Daewon Pharmaceutical Co. Ltd.	3,980	48,615
	Daewon San Up Co. Ltd.	2,161	11,159
#*	Daewoo Engineering & Construction Co. Ltd.	94,865	454,377
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,886	48,453
	Daewoong Co. Ltd.	2,917	59,855
	Daewoong Pharmaceutical Co. Ltd.	584	64,334
	Daihan Pharmaceutical Co. Ltd.	1,066	24,317
	Daishin Information & Communication	9,726	11,341
	Daishin Securities Co. Ltd.	8,360	117,370
*	Danal Co. Ltd.	11,350	95,296
	Danawa Co. Ltd.	3,296	64,768
*	Daou Data Corp.	4,343	49,003
	Daou Technology, Inc.	5,335	91,295
*	Dasan Networks, Inc.	8,505	40,938
	Dawonsys Co. Ltd.	4,466	107,160
*	Dayou Automotive Seat Technology Co. Ltd.	29,843	28,913
*	Dayou Plus Co. Ltd.	14,841	16,651
	DB Financial Investment Co. Ltd.	6,205	33,646
	DB Insurance Co. Ltd.	18,690	936,183
*	DB, Inc.	36,593	26,662
	DCM Corp.	1,124	21,084
	Dentium Co. Ltd.	2,450	115,644
	Deutsch Motors, Inc.	5,379	31,863
	Device ENG Co. Ltd.	1,540	31,804
	DGB Financial Group, Inc.	25,043	193,627
	DHP Korea Co. Ltd.	3,594	21,623
	DI Dong Il Corp.	322	60,083
	Digital Chosun Co. Ltd.	14,083	34,746
	Digital Daesung Co. Ltd.	4,602	31,427
*	Digital Imaging Technology Co. Ltd.	1,887	14,231
*	DIO Corp.	2,824	81,440
	DL Construction Co. Ltd.	2,489	58,489
*	DL E&C Co. Ltd.	4,608	453,625
	DL Holdings Co. Ltd.	4,472	211,317
*	DMS Co. Ltd.	7,907	42,202
	DNF Co. Ltd.	1,966	31,860
	Dohwa Engineering Co. Ltd.	2,708	16,796
	Dong A Eltek Co. Ltd.	1,716	13,770
	Dong-A Hwasung Co. Ltd.	2,071	17,899
	Dong-A Socio Holdings Co. Ltd.	536	44,605
	Dong-A ST Co. Ltd.	1,550	84,794
	Dong-Ah Geological Engineering Co. Ltd.	2,634	37,942

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongbang Transport Logistics Co. Ltd.	14,438	$38,543
	Dongbu Corp.	4,141	47,747
*	Dongjin Semichem Co. Ltd.	17,363	575,399
	Dongkoo Bio & Pharma Co. Ltd.	2,893	16,703
	DongKook Pharmaceutical Co. Ltd.	6,285	105,683
	Dongkuk Steel Mill Co. Ltd.	18,287	228,103
	Dongkuk Structures & Construction Co. Ltd.	6,207	31,054
	Dongsuh Cos., Inc.	3,683	77,986
	Dongsung Chemical Co. Ltd.	11,196	42,798
	Dongsung Finetec Co. Ltd.	7,835	67,258
*	Dongsung Pharmaceutical Co. Ltd.	1,400	9,446
*	Dongwha Enterprise Co. Ltd.	702	41,051
	Dongwha Pharm Co. Ltd.	3,999	39,125
	Dongwon Development Co. Ltd.	13,299	53,352
	Dongwon F&B Co. Ltd.	335	50,416
	Dongwon Industries Co. Ltd.	374	68,701
	Dongwon Systems Corp.	1,256	55,186
	Dongyang E&P, Inc.	1,464	20,313
*	Doosan Bobcat, Inc.	13,426	421,029
	Doosan Co. Ltd.	2,716	222,379
*	Doosan Fuel Cell Co. Ltd.	8,154	238,924
#*	Doosan Heavy Industries & Construction Co. Ltd.	38,924	585,340
*	Doosan Infracore Co. Ltd.	25,789	127,243
	DoubleUGames Co. Ltd.	3,293	139,089
	Douzone Bizon Co. Ltd.	4,881	216,351
*	Dream Security Co. Ltd.	4,393	14,839
	Dreamtech Co. Ltd.	7,171	60,070
*	Dreamus Co.	4,115	16,074
	Drgem Corp.	1,242	9,549
*	DSK Co. Ltd.	2,111	14,025
	DTR Automotive Corp.	885	57,767
*	Duck Yang Industry Co. Ltd.	3,457	10,133
*	Duk San Neolux Co. Ltd.	1,914	69,455
*	Duksan Hi-Metal Co. Ltd.	947	14,089
*	Duksan Techopia Co. Ltd.	961	23,935
	Duksung Co. Ltd.	1,342	17,095
	DY Corp.	4,932	39,792
	DY POWER Corp.	3,390	38,226
*	DYPNF Co. Ltd.	838	28,048
*	E Investment&Development Co. Ltd.	92,102	20,285
*	E& Corp. Co. Ltd.	5,126	15,144
*	E&M Co. Ltd.	26,100	12,374
	E1 Corp.	1,179	44,357
	Eagon Industrial Ltd.	1,685	14,765
*	Easy Bio, Inc.	3,302	11,252
	eBEST Investment & Securities Co. Ltd.	3,331	21,112
	Echo Marketing, Inc.	5,576	66,963
*	EcoBio Holdings Co. Ltd.	2,544	13,057
	Ecoplastic Corp.	9,576	19,003
	Ecopro BM Co. Ltd.	1,619	460,010
	Ecopro Co. Ltd.	12,283	687,946
	Ecopro HN Co. Ltd.	1,453	59,504
	e-Credible Co. Ltd.	854	12,838
*	Ehwa Technologies Information Co. Ltd.	25,302	27,888
*	Elentec Co. Ltd.	3,458	42,307
*	e-LITECOM Co. Ltd.	1,118	7,159
#*	E-MART, Inc.	4,599	511,875
*	EMKOREA Co. Ltd.	4,828	13,541
*	EM-Tech Co. Ltd.	1,746	50,894

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ENF Technology Co. Ltd.	4,649	$120,878
	Eo Technics Co. Ltd.	1,073	96,825
*	ES Cube Co. Ltd.	1,871	8,105
	Estechpharma Co. Ltd.	1,744	12,543
*	E-TRON Co. Ltd.	55,654	16,093
	Eugene Corp.	15,858	59,141
	Eugene Investment & Securities Co. Ltd.	13,616	34,206
	Eugene Technology Co. Ltd.	3,358	136,547
	Eusu Holdings Co. Ltd.	1,499	6,930
*	EV Advanced Material Co. Ltd.	14,729	17,196
*	Ewon Comfortech Co. Ltd.	2,746	18,780
*	E-World	8,526	15,546
*	Exem Co. Ltd.	4,667	14,937
	Exicon Co. Ltd.	1,987	23,327
*	F&F Co. Ltd.	950	655,284
	Fila Holdings Corp.	15,235	376,385
	Fine Semitech Corp.	2,256	43,702
*	Fine Technix Co. Ltd.	3,676	37,713
*	Finetek Co. Ltd.	15,480	18,057
*	Foosung Co. Ltd.	2,934	47,897
	Fursys, Inc.	987	28,766
*	FutureChem Co. Ltd.	1,678	22,863
*	Futurestream Networks Co. Ltd.	2,376	16,637
	Gabia, Inc.	3,274	31,969
	Galaxia Moneytree Co. Ltd.	1,980	15,698
	Gaon Cable Co. Ltd.	748	13,823
	GC Cell Corp.	1,264	74,088
*	GemVax & Kael Co. Ltd.	1,198	14,889
*	Gemvaxlink Co. Ltd.	20,885	25,789
*	Gemvaxzio Co. Ltd.	12,050	22,216
*	Genexine, Inc.	2,070	84,011
*	Genie Music Corp.	2,182	8,553
*	GenNBio, Inc.	3,041	8,164
*	GenoFocus, Inc.	2,716	16,377
	GENOLUTION, Inc.	1,619	18,692
	Geumhwa PSC Co. Ltd.	908	22,285
	Global Standard Technology Co. Ltd.	1,924	60,321
*	GMB Korea Corp.	1,496	6,775
	GnCenergy Co. Ltd.	4,292	14,777
*	GNCO Co. Ltd.	29,250	15,414
	Golfzon Co. Ltd.	722	97,073
	Golfzon Newdin Holdings Co. Ltd.	4,684	32,560
	Green Chemical Co. Ltd.	2,243	17,531
	Green Cross Corp.	966	143,023
	Green Cross Holdings Corp.	5,601	104,017
#	GS Engineering & Construction Corp.	19,951	663,940
	GS Holdings Corp.	13,782	444,978
	GS Retail Co. Ltd.	11,526	261,695
*	Gwangju Shinsegae Co. Ltd.	147	20,160
	Haatz, Inc.	2,639	19,389
	Hae In Corp.	3,033	13,829
	HAESUNG DS Co. Ltd.	2,906	133,861
	Haitai Confectionery & Foods Co. Ltd.	2,093	12,729
	Halla Corp.	5,627	24,311
	Halla Holdings Corp.	1,851	62,774
*	Han Chang Corp.	13,995	9,293
	Han Kuk Carbon Co. Ltd.	8,437	77,285
	Hana Financial Group, Inc.	43,580	1,642,024
	Hana Materials, Inc.	1,279	60,661

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hana Micron, Inc.	10,893	$168,751
	Hana Pharm Co. Ltd.	1,053	16,045
*	Hanall Biopharma Co. Ltd.	2,608	38,604
	HanChang Paper Co. Ltd.	8,720	13,779
*	Hancom WITH, Inc.	2,752	17,678
*	Hancom, Inc.	2,264	40,555
	Handok, Inc.	2,093	35,806
	Handsome Co. Ltd.	3,509	99,116
	Hanjin Transportation Co. Ltd.	2,334	54,186
	Hankook Shell Oil Co. Ltd.	254	51,649
*	Hankook Technology, Inc.	16,727	12,744
	Hanmi Pharm Co. Ltd.	622	128,379
	Hanmi Science Co. Ltd.	1,201	45,159
	Hanmi Semiconductor Co. Ltd.	5,239	166,498
	HanmiGlobal Co. Ltd.	2,145	22,295
	Hanon Systems	52,987	475,467
	Hansae Co. Ltd.	4,817	101,161
	Hansae Yes24 Holdings Co. Ltd.	3,465	18,009
	Hanshin Construction	4,001	54,079
	Hanshin Machinery Co.	8,151	22,165
	Hansol Chemical Co. Ltd.	3,331	598,801
	Hansol Holdings Co. Ltd.	10,383	27,416
*	Hansol HomeDeco Co. Ltd.	19,281	24,567
	Hansol Logistics Co. Ltd.	7,255	20,742
	Hansol Paper Co. Ltd.	3,654	35,676
*	Hansol Technics Co. Ltd.	9,847	53,594
	Hanssem Co. Ltd.	1,793	109,493
	Hanwha Aerospace Co. Ltd.	12,766	517,519
*	Hanwha General Insurance Co. Ltd.	19,605	58,191
*	Hanwha Investment & Securities Co. Ltd.	36,473	149,459
	Hanwha Life Insurance Co. Ltd.	80,264	197,353
*	Hanwha Solutions Corp.	33,213	906,435
	Hanyang Eng Co. Ltd.	4,035	50,286
	Hanyang Securities Co. Ltd.	2,979	37,120
	HB Technology Co. Ltd.	20,026	39,990
	HDC Holdings Co. Ltd.	8,774	52,820
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	222,052
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	7,748
*	Helixmith Co. Ltd.	4,054	69,869
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,923	26,764
*	HFR, Inc.	539	13,880
	High Tech Pharm Co. Ltd.	903	8,833
	HIMS Co. Ltd.	1,879	13,928
	Hite Jinro Co. Ltd.	10,114	249,796
	Hitejinro Holdings Co. Ltd.	2,275	21,892
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	36,086
*	HJ Shipbuilding & Construction Co. Ltd.	5,345	31,613
*	HLB Life Science Co. Ltd.	6,875	64,870
*	HLB POWER Co. Ltd.	5,347	7,705
*	HLB Therapeutics Co. Ltd.	4,324	46,650
*	HLB, Inc.	6,769	181,529
*	HMM Co. Ltd.	25,250	470,105
*††	HNT Electronics Co. Ltd.	471	141
*	Home Center Holdings Co. Ltd.	29,955	28,557
*	Homecast Co. Ltd.	6,694	20,674
#	Hotel Shilla Co. Ltd.	9,009	546,415
	HS Industries Co. Ltd.	11,008	45,787
*	HSD Engine Co. Ltd.	3,209	22,951
#	Huchems Fine Chemical Corp.	6,279	112,175

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hugel, Inc.	1,277	$146,075
*	Humax Co. Ltd.	9,576	34,632
	Humedix Co. Ltd.	1,698	28,696
*	Huneed Technologies	2,154	13,209
	Huons Co. Ltd.	2,115	77,075
	Huons Global Co. Ltd.	1,464	39,551
	Huvis Corp.	4,251	25,490
	Huvitz Co. Ltd.	2,931	20,265
	Hwa Shin Co. Ltd.	5,583	34,558
*	Hwail Pharm Co. Ltd.	11,956	21,253
	Hwangkum Steel & Technology Co. Ltd.	2,305	15,592
	Hwaseung Corp. Co. Ltd.	10,930	17,612
	Hwaseung Enterprise Co. Ltd.	2,019	24,277
	HwaSung Industrial Co. Ltd.	2,547	31,081
	Hy-Lok Corp.	2,158	28,661
*	Hyosung Advanced Materials Corp.	510	185,036
*	Hyosung Chemical Corp.	791	158,806
	Hyosung Corp.	1,883	129,914
*	Hyosung Heavy Industries Corp.	1,225	54,479
	Hyosung TNC Corp.	1,234	438,498
	HyosungITX Co. Ltd.	577	8,332
	Hyundai Autoever Corp.	989	110,633
	Hyundai Bioland Co. Ltd.	797	10,125
	Hyundai BNG Steel Co. Ltd.	1,259	16,466
*	Hyundai Construction Equipment Co. Ltd.	4,937	161,820
	Hyundai Corp.	2,484	32,692
	Hyundai Corp. Holdings, Inc.	1,866	16,229
	Hyundai Department Store Co. Ltd.	1,955	117,738
*	Hyundai Electric & Energy System Co. Ltd.	5,630	83,813
	Hyundai Elevator Co. Ltd.	5,558	169,634
	Hyundai Energy Solutions Co. Ltd.	998	17,902
	Hyundai Engineering & Construction Co. Ltd.	18,322	656,151
	HYUNDAI EVERDIGM Corp.	2,354	9,161
	Hyundai Ezwel Co. Ltd.	4,878	41,336
	Hyundai Futurenet Co. Ltd.	13,368	37,787
	Hyundai Greenfood Co. Ltd.	11,807	75,858
	Hyundai Heavy Industries Holdings Co. Ltd.	10,751	433,481
	Hyundai Home Shopping Network Corp.	1,520	76,518
	Hyundai Livart Furniture Co. Ltd.	3,789	41,873
	Hyundai Marine & Fire Insurance Co. Ltd.	22,071	469,584
*	Hyundai Mipo Dockyard Co. Ltd.	4,631	269,030
	Hyundai Mobis Co. Ltd.	7,754	1,522,129
	Hyundai Motor Co.	9,592	1,546,028
	Hyundai Motor Securities Co. Ltd.	3,975	36,139
*	Hyundai Pharmaceutical Co. Ltd.	3,292	13,568
*	Hyundai Rotem Co. Ltd.	19,632	310,455
	Hyundai Steel Co.	9,642	318,457
	Hyundai Wia Corp.	3,991	228,581
	HyVision System, Inc.	2,805	52,531
*	i3system, Inc.	1,346	20,008
*	iA, Inc.	22,351	21,981
	ICD Co. Ltd.	4,838	44,165
	IDIS Holdings Co. Ltd.	952	10,167
*	IHQ, Inc.	21,803	20,385
*	Il Dong Pharmaceutical Co. Ltd.	1,856	49,898
	Il Sung Construction Co. Ltd.	4,173	14,744
	Iljin Electric Co. Ltd.	5,905	22,824
	Iljin Holdings Co. Ltd.	6,856	26,061
	Iljin Power Co. Ltd.	2,335	29,577

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilshin Spinning Co. Ltd.	381	$32,711
*	ilShinbiobase Co. Ltd.	4,015	10,861
	Ilsung Pharmaceuticals Co. Ltd.	190	11,480
	Ilyang Pharmaceutical Co. Ltd.	1,351	25,557
*	IM Co. Ltd.	2,674	15,147
	iMarketKorea, Inc.	5,701	46,258
*	INBIOGEN Co. Ltd.	5,815	12,501
	InBody Co. Ltd.	2,578	44,628
*	INCON Co. Ltd.	6,813	7,528
	Incross Co. Ltd.	464	17,208
*	Industrial Bank of Korea	34,570	300,147
*	INFAC Corp.	1,171	11,569
*	Infinitt Healthcare Co. Ltd.	2,990	16,384
	Inhwa Precision Co. Ltd.	1,640	18,871
	INITECH Co. Ltd.	3,162	12,908
*	INNO Instrument, Inc.	5,170	7,313
	Innocean Worldwide, Inc.	3,076	127,992
	InnoWireless, Inc.	369	11,765
	Innox Advanced Materials Co. Ltd.	3,176	136,149
*	Innox Corp.	828	16,508
*	Inscobee, Inc.	5,576	12,730
*	Insun ENT Co. Ltd.	3,901	36,458
*	Insung Information Co. Ltd.	8,315	19,937
	Intekplus Co. Ltd.	2,308	56,685
	Intellian Technologies, Inc.	347	22,767
	Intelligent Digital Integrated Security Co. Ltd.	826	15,426
*	Interflex Co. Ltd.	2,044	27,431
	Interojo Co. Ltd.	1,228	27,978
	Interpark Corp.	15,830	57,928
	INTOPS Co. Ltd.	2,857	94,558
*	iNtRON Biotechnology, Inc.	3,888	57,932
	Inzi Controls Co. Ltd.	2,405	29,194
	INZI Display Co. Ltd.	4,504	10,334
*	Iones Co. Ltd.	3,098	25,876
	IS Dongseo Co. Ltd.	3,355	133,507
	ISC Co. Ltd.	1,555	42,703
	i-SENS, Inc.	1,673	39,123
	ISU Chemical Co. Ltd.	7,735	83,688
*	IsuPetasys Co. Ltd.	7,160	40,774
*	ITCEN Co. Ltd.	3,543	13,533
	ITM Semiconductor Co. Ltd.	554	18,090
	It's Hanbul Co. Ltd.	1,009	11,993
*	Jaeyoung Solutec Co. Ltd.	16,568	14,698
*	Jahwa Electronics Co. Ltd.	2,558	49,398
	JASTECH Ltd.	1,874	9,971
*	Jayjun Cosmetic Co. Ltd.	17,319	12,760
	JB Financial Group Co. Ltd.	26,941	183,764
	JC Hyun System, Inc.	3,328	17,096
*	Jcontentree Corp.	544	27,345
	Jeil Pharmaceutical Co. Ltd.	637	14,620
	Jeju Beer Co. Ltd.	9,607	16,602
*	Jeju Semiconductor Corp.	3,960	18,125
	Jinsung T.E.C.	3,429	26,885
	JLS Co. Ltd.	1,866	11,328
*	JNK Heaters Co. Ltd.	1,897	8,061
*	JNTC Co. Ltd.	2,483	14,092
*	JoyCity Corp.	2,763	19,215
	JS Corp.	1,238	23,709
*	Jusung Engineering Co. Ltd.	2,900	53,505

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JVM Co. Ltd.	1,438	$17,329
	JW Holdings Corp.	12,214	32,459
	JW Life Science Corp.	1,759	18,986
	JW Pharmaceutical Corp.	2,150	34,831
*	JW Shinyak Corp.	3,407	11,275
	JYP Entertainment Corp.	3,780	132,412
*	Kakao Corp.	10,147	732,935
	Kangnam Jevisco Co. Ltd.	731	15,259
*	Kangwon Land, Inc.	11,657	245,099
	KAON Media Co. Ltd.	3,118	38,372
#	KB Financial Group, Inc.	55,471	2,749,125
	KB Financial Group, Inc., ADR	434	21,613
*	KBI Metal Co. Ltd.	8,579	13,647
	KC Co. Ltd.	2,179	34,529
	KC Tech Co. Ltd.	3,067	52,032
	KCC Corp.	1,119	362,608
	KCC Engineering & Construction Co. Ltd.	1,061	7,226
	KCC Glass Corp.	1,315	64,865
	KCI Ltd.	1,125	7,761
	KCTC	3,591	15,358
*	KEC Corp.	10,697	28,277
*	KEC Holdings Co. Ltd.	12,044	17,809
	KEPCO Engineering & Construction Co., Inc.	1,140	67,858
#	KEPCO Plant Service & Engineering Co. Ltd.	8,095	220,838
	Keyang Electric Machinery Co. Ltd.	5,137	15,823
*	KEYEAST Co. Ltd.	2,966	27,129
	KG Chemical Corp.	3,274	73,515
	KG Dongbu Steel Co. Ltd.	7,208	59,625
	Kginicis Co. Ltd.	7,816	115,038
	KGMobilians Co. Ltd.	5,530	41,261
*	KH Electron Co. Ltd.	13,460	6,850
*	KH FEELUX Co. Ltd.	29,424	51,314
*	KH Vatec Co. Ltd.	1,220	23,368
	Kia Corp.	25,635	1,787,419
	KINX, Inc.	659	30,428
*	KISCO Holdings Co. Ltd.	1,214	14,461
	KISWIRE Ltd.	2,321	38,504
	KIWOOM Securities Co. Ltd.	5,062	381,317
*	KM Corp.	1,953	12,531
*	KMH Hitech Co. Ltd.	13,170	17,475
*	KMW Co. Ltd.	3,414	93,169
	Knotus Co. Ltd.	940	20,291
	Kocom Co. Ltd.	2,745	13,454
	Koh Young Technology, Inc.	6,350	109,355
#	Kolmar BNH Co. Ltd.	6,206	153,278
	Kolmar Korea Co. Ltd.	4,314	126,382
	Kolmar Korea Holdings Co. Ltd.	3,177	46,453
	Kolon Corp.	1,302	32,991
	Kolon Global Corp.	1,683	27,058
*	Kolon Industries, Inc.	7,084	368,362
*	Kolon Plastic, Inc.	1,824	15,768
	Komelon Corp.	1,270	10,146
	KoMiCo Ltd.	1,679	79,934
*	Komipharm International Co. Ltd.	2,323	17,881
*	KONA I Co. Ltd.	1,461	34,751
	Kook Soon Dang Brewery Co. Ltd.	1,712	16,089
	Kopla Co. Ltd.	4,133	29,612
	Korea Alcohol Industrial Co. Ltd.	5,044	44,545
	Korea Asset In Trust Co. Ltd.	20,730	62,176

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Business News Co. Ltd.	1,839	$10,278
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	21,025
*	Korea Circuit Co. Ltd.	2,289	57,500
	Korea Electric Terminal Co. Ltd.	1,432	77,879
	Korea Electronic Certification Authority, Inc.	3,177	22,042
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	39,526
	Korea Export Packaging Industrial Co. Ltd.	802	15,132
	Korea Flange Co. Ltd.	5,239	11,065
	Korea Fuel-Tech Corp.	5,879	15,017
*	Korea Gas Corp.	6,751	198,583
	Korea Investment Holdings Co. Ltd.	12,936	793,227
	Korea Petrochemical Ind Co. Ltd.	694	87,629
	Korea Petroleum Industries Co.	3,587	45,326
	Korea Pharma Co. Ltd.	530	16,241
	Korea Ratings Corp.	163	9,809
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	69,276
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,578	512,290
	Korea United Pharm, Inc.	1,508	58,121
	Korea Zinc Co. Ltd.	1,916	815,024
	Korean Reinsurance Co.	22,283	189,572
	Kortek Corp.	1,790	14,544
*	KOSES Co. Ltd.	2,319	22,616
*	KPM Tech Co. Ltd.	16,691	12,250
*	KPS Corp.	1,998	17,285
	KPX Chemical Co. Ltd.	576	24,260
*	KSIGN Co. Ltd.	14,785	29,512
*	KT Alpha Co. Ltd.	5,035	25,757
	KT Skylife Co. Ltd.	6,097	41,490
	KT Submarine Co. Ltd.	6,588	29,597
	KTB Investment & Securities Co. Ltd.	8,926	37,176
	KTCS Corp.	13,494	24,462
*	Kuk Young G&M	7,186	9,368
	Kukbo Design Co. Ltd.	981	15,293
	Kukdo Chemical Co. Ltd.	1,568	71,352
	Kukdong Corp.	14,342	27,089
	Kukdong Oil & Chemicals Co. Ltd.	4,500	13,572
	Kukjeon Pharmaceutical Co. Ltd.	2,390	17,131
*	Kum Yang Co. Ltd.	3,102	12,218
	Kumho Petrochemical Co. Ltd.	5,890	731,205
*	Kumho Tire Co., Inc.	12,103	40,973
	KUMHOE&C Co. Ltd.	8,092	68,356
	Kumkang Kind Co. Ltd.	5,636	37,389
	Kwang Dong Pharmaceutical Co. Ltd.	10,748	59,445
	Kwang Myung Electric Co. Ltd.	16,053	31,117
*	Kyeryong Construction Industrial Co. Ltd.	1,770	46,333
	Kyobo Securities Co. Ltd.	2,422	15,962
	Kyongbo Pharmaceutical Co. Ltd.	1,775	12,743
	Kyung Dong Navien Co. Ltd.	2,192	89,357
	Kyung Nong Corp.	1,661	16,268
	Kyungbang Co. Ltd.	3,048	35,852
*	Kyungchang Industrial Co. Ltd.	3,490	9,396
	Kyungdong Pharm Co. Ltd.	5,683	48,242
	Kyung-In Synthetic Corp.	12,630	61,428
	L&C Bio Co. Ltd.	1,830	48,943
*	L&F Co. Ltd.	1,648	243,566
*	LabGenomics Co. Ltd.	1,048	23,117
	LB Semicon, Inc.	9,863	101,316
	Lee Ku Industrial Co. Ltd.	6,450	18,763
	LEENO Industrial, Inc.	2,671	414,473

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	5,047	$66,555
	LG Chem Ltd.	5,471	2,932,786
	LG Corp.	5,046	312,052
	LG Electronics, Inc.	29,914	3,249,931
	LG HelloVision Co. Ltd.	11,051	43,195
	LG Household & Health Care Ltd.	2,034	1,654,552
	LG Innotek Co. Ltd.	4,149	1,247,395
	Lion Chemtech Co. Ltd.	1,561	10,190
*	LMS Co. Ltd.	1,448	9,352
	Lotte Chemical Corp.	3,866	635,736
	Lotte Chilsung Beverage Co. Ltd.	845	104,781
	Lotte Confectionery Co. Ltd.	360	35,156
	Lotte Corp.	5,225	116,733
*	Lotte Data Communication Co.	1,008	30,911
	LOTTE Fine Chemical Co. Ltd.	4,465	256,697
	LOTTE Himart Co. Ltd.	2,510	44,629
*	Lotte Non-Life Insurance Co. Ltd.	13,922	17,350
	Lotte Shopping Co. Ltd.	2,287	153,716
	LS Corp.	6,236	262,739
	LS Electric Co. Ltd.	4,112	169,750
*	Lutronic Corp.	2,064	32,027
*	LVMC Holdings	21,162	57,728
	LX Hausys Ltd.	1,948	90,801
	LX Semicon Co. Ltd.	3,796	435,235
	Macquarie Korea Infrastructure Fund	83,630	936,701
	Macrogen, Inc.	1,168	24,100
*	Maeil Dairies Co. Ltd.	1,150	65,013
*	Maeil Holdings Co. Ltd.	1,193	8,853
	MAKUS, Inc.	1,880	12,078
*	Mando Corp.	5,681	250,191
	Mcnex Co. Ltd.	3,980	173,690
	ME2ON Co. Ltd.	11,778	58,494
	Mediana Co. Ltd.	2,343	12,583
*	Medifron DBT Co. Ltd.	5,056	9,402
*	Medipost Co. Ltd.	1,643	24,522
*	Medy-Tox, Inc.	616	59,980
*	Meerecompany, Inc.	1,065	24,076
*	MegaStudy Co. Ltd.	2,286	21,854
*	MegaStudyEdu Co. Ltd.	1,509	104,167
	MEKICS Co. Ltd.	2,583	18,731
	Meritz Financial Group, Inc.	12,266	444,523
	Meritz Fire & Marine Insurance Co. Ltd.	22,510	867,031
	Meritz Securities Co. Ltd.	135,284	689,466
*	Mgame Corp.	4,951	37,280
	Mi Chang Oil Industrial Co. Ltd.	177	10,758
*	MiCo Ltd.	8,660	87,824
	Minwise Co. Ltd.	2,056	30,849
	Mirae Asset Life Insurance Co. Ltd.	18,089	55,957
	Mirae Asset Securities Co. Ltd.	101,373	726,156
	Mirae Asset Venture Investment Co. Ltd.	2,994	19,685
*	MiraeING	19,965	6,739
	Miwon Chemicals Co. Ltd.	147	9,398
	Miwon Commercial Co. Ltd.	534	80,799
	Miwon Holdings Co. Ltd.	286	34,106
	Miwon Specialty Chemical Co. Ltd.	566	96,111
*	MK Electron Co. Ltd.	3,608	46,910
	MNTech Co. Ltd.	8,257	47,008
*	Mobase Co. Ltd.	2,910	9,238
*	Mobase Electronics Co. Ltd.	7,801	14,465

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MOM'S TOUCH&Co.	8,690	$44,946
	Monalisa Co. Ltd.	2,798	8,051
	MonAmi Co. Ltd.	3,983	13,389
	Moonbae Steel Co. Ltd.	4,967	16,203
	Moorim P&P Co. Ltd.	4,923	15,735
	Motonic Corp.	2,192	16,834
*	Motrex Co. Ltd.	3,771	19,167
	Mr Blue Corp.	2,339	15,973
*	MS Autotech Co. Ltd.	8,274	38,412
	Muhak Co. Ltd.	2,049	13,489
	Multicampus Co. Ltd.	382	13,497
*	MyungMoon Pharm Co. Ltd.	4,579	15,115
	Nam Hwa Construction Co. Ltd.	3,709	24,681
	Namhae Chemical Corp.	6,272	46,736
*	NamKwang Engineering & Construction Co. Ltd.	843	7,863
*	Namsun Aluminum Co. Ltd.	16,263	29,300
	Namsung Corp.	6,032	14,482
*	Namuga Co. Ltd.	1,476	15,311
	Namyang Dairy Products Co. Ltd.	94	29,462
*	NanoenTek, Inc.	3,575	24,506
*	Nanos Co. Ltd.	3,733	13,812
	Nasmedia Co. Ltd.	931	20,923
*	Nat Games Co. Ltd.	1,701	23,895
	NAVER Corp.	3,996	1,055,506
	NCSoft Corp.	1,825	822,280
*	NDFOS Co. Ltd.	2,511	18,034
	NeoPharm Co. Ltd.	1,577	30,598
*	Neowiz	4,074	89,692
*	Neowiz Holdings Corp.	920	50,936
*	Nepes Ark Corp.	507	19,975
*	NEPES Corp.	2,620	69,752
Ω	Netmarble Corp.	545	50,461
	Newtree Co. Ltd.	1,116	17,853
	Nexen Corp.	4,007	13,776
	Nexen Tire Corp.	4,735	24,841
*	Nexon GT Co. Ltd.	2,476	36,532
*	NEXT BT Co. Ltd.	15,530	16,738
*	Next Entertainment World Co. Ltd.	2,346	26,612
	NextEye Co. Ltd.	13,528	14,717
*	NEXTIN, Inc.	426	22,042
*	Nexturnbioscience Co. Ltd.	4,155	16,548
	NH Investment & Securities Co. Ltd.	53,884	516,661
*	NHN Corp.	7,112	205,116
*	NHN KCP Corp.	7,685	156,171
	Nice Information & Telecommunication, Inc.	2,046	46,121
	NICE Information Service Co. Ltd.	12,034	189,644
	NICE Total Cash Management Co. Ltd.	8,837	37,241
*	NK Co. Ltd.	11,295	8,932
	Nong Shim Holdings Co. Ltd.	454	28,051
	Nong Woo Bio Co. Ltd.	1,061	8,881
	NongShim Co. Ltd.	758	204,587
	NOROO Paint & Coatings Co. Ltd.	2,414	22,059
	NOVAREX Co. Ltd.	663	21,022
	NPC	6,680	46,769
	NS Shopping Co. Ltd.	3,019	29,800
*	NSN Co. Ltd.	12,887	10,242
*	nTels Co. Ltd.	2,689	18,725
*	Oceanbridge Co. Ltd.	1,631	18,271
*	OCI Co. Ltd.	3,775	284,112

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Okong Corp.	5,256	$16,893
*	Omnisystem Co. Ltd.	6,034	10,813
	Opto Device Technology Co. Ltd.	2,831	18,062
	OptoElectronics Solutions Co. Ltd.	742	17,952
*	Orbitech Co. Ltd.	3,497	16,524
	Orion Corp.	6,208	507,977
	Orion Holdings Corp.	7,752	91,218
	Osstem Implant Co. Ltd.	3,620	428,514
*	Osung Advanced Materials Co. Ltd.	18,332	35,502
	Ottogi Corp.	332	121,077
	Paik Kwang Industrial Co. Ltd.	9,444	33,399
*	Pan-Pacific Co. Ltd.	13,904	24,284
	Park Systems Corp.	894	90,840
	Partron Co. Ltd.	11,262	123,504
	Paseco Co. Ltd.	1,338	26,256
*	Pearl Abyss Corp.	3,735	297,972
	People & Technology, Inc.	4,107	138,820
	PHA Co. Ltd.	2,660	20,593
*	PharmaResearch Co. Ltd.	898	57,334
*	PharmGen Science, Inc.	2,513	20,425
*	Pharmicell Co. Ltd.	5,575	47,845
*	Philoptics Co. Ltd.	1,534	11,841
*	Philosys Healthcare Co. Ltd.	23,100	32,999
*	PI Advanced Materials Co. Ltd.	4,049	140,107
*	PJ Electronics Co. Ltd.	1,360	9,341
*	Playgram Co. Ltd.	25,450	51,466
	PLAYWITH, Inc.	1,175	10,338
*	Point Engineering Co. Ltd.	6,429	16,292
*	Polaris Office Corp.	10,082	16,093
	POSCO Chemical Co. Ltd.	950	89,307
	POSCO Coated & Color Steel Co. Ltd.	469	19,983
	Posco ICT Co. Ltd.	3,511	17,510
	Posco M-Tech Co. Ltd.	5,805	34,508
*	Power Logics Co. Ltd.	5,517	32,596
*	PowerNet Technologies Corp.	2,037	7,833
	Protec Co. Ltd.	1,501	42,070
	PSK, Inc.	2,299	89,588
	Pulmuone Co. Ltd.	5,757	78,602
	Pungkuk Alcohol Industry Co. Ltd.	780	9,740
*	Q Capital Partners Co. Ltd.	23,911	10,959
*	Rayence Co. Ltd.	1,568	14,810
*††	Redrover Co. Ltd.	4,129	1,175
	Reyon Pharmaceutical Co. Ltd.	587	14,107
	RFHIC Corp.	1,033	26,602
*	RFTech Co. Ltd.	9,790	43,629
*	Robostar Co. Ltd.	1,279	24,619
#	Rsupport Co. Ltd.	3,117	18,401
*	S Net Systems, Inc.	3,516	20,203
	S&S Tech Corp.	1,157	31,182
*	S.Y. Co. Ltd.	6,825	19,123
	S-1 Corp.	8,423	471,772
	Sajo Industries Co. Ltd.	228	8,223
*	Sajodongaone Co. Ltd.	23,286	20,785
*	Sam Chun Dang Pharm Co. Ltd.	801	23,487
	Sam Young Electronics Co. Ltd.	3,240	29,252
	Sam Yung Trading Co. Ltd.	2,916	33,396
*	Sambo Corrugated Board Co. Ltd.	2,251	26,281
*	Sambo Motors Co. Ltd.	3,324	14,890
*	Sambu Engineering & Construction Co. Ltd.	20,675	26,668

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samchuly Bicycle Co. Ltd.	1,569	$14,509
	Samho Development Co. Ltd.	5,403	20,666
*	SAMHWA NETWORKS Co. Ltd.	6,671	19,858
	SAMHWA Paints Industrial Co. Ltd.	4,611	31,689
	Samick Musical Instruments Co. Ltd.	11,471	15,719
	Samick THK Co. Ltd.	1,425	15,139
*	Samil C&S Co. Ltd.	1,410	11,180
	Samji Electronics Co. Ltd.	1,649	14,564
	Samjin Pharmaceutical Co. Ltd.	1,297	27,188
*	Samkee Corp.	5,673	22,259
*	Sammok S-Form Co. Ltd.	1,045	12,345
*Ω	Samsung Biologics Co. Ltd.	454	281,062
	Samsung C&T Corp.	13,033	1,179,064
	Samsung Card Co. Ltd.	5,765	148,422
	Samsung Climate Control Co. Ltd.	1,106	14,574
	Samsung Electro-Mechanics Co. Ltd.	8,934	1,359,200
	Samsung Electronics Co. Ltd.,GDR	6,135	9,516,818
	Samsung Electronics Co. Ltd.	317,235	19,731,725
*	Samsung Engineering Co. Ltd.	81,420	1,489,871
	Samsung Fire & Marine Insurance Co. Ltd.	11,125	1,859,558
#*	Samsung Heavy Industries Co. Ltd.	131,007	569,434
	Samsung Life Insurance Co. Ltd.	9,313	471,693
*	Samsung Pharmaceutical Co. Ltd.	6,266	21,548
	Samsung Publishing Co. Ltd.	769	16,795
	Samsung SDI Co. Ltd.	2,701	1,340,462
	Samsung SDS Co. Ltd.	4,236	502,834
	Samsung Securities Co. Ltd.	28,081	948,163
	SAMT Co. Ltd.	10,436	35,128
	Samwha Capacitor Co. Ltd.	2,032	111,931
	Samwha Electric Co. Ltd.	664	15,763
	Samyang Corp.	527	27,349
	Samyang Foods Co. Ltd.	1,088	77,513
	Samyang Packaging Corp.	522	10,136
	Samyang Tongsang Co. Ltd.	207	9,700
	Samyung ENC Co. Ltd.	2,128	11,640
*	Sangbo Corp.	8,316	12,790
	Sangsangin Co. Ltd.	3,203	24,766
	Sangsin Energy Display Precision Co. Ltd.	2,574	32,290
	SaraminHR Co. Ltd.	2,216	72,463
	Satrec Initiative Co. Ltd.	1,425	47,999
	SAVEZONE I&C Corp.	4,590	11,091
*	SBI Investment Korea Co. Ltd.	14,026	16,589
*	SBW	94,220	50,758
	SCI Information Service, Inc.	3,770	10,001
*	S-Connect Co. Ltd.	13,733	18,077
*	SDN Co. Ltd.	20,819	29,168
	Seah Besteel Corp.	4,085	51,981
	SeAH Steel Corp.	245	19,890
	SeAH Steel Holdings Corp.	189	16,634
	Sebang Co. Ltd.	2,031	18,512
	Sebang Global Battery Co. Ltd.	743	38,791
	Seegene, Inc.	8,308	380,264
*	Segyung Hitech Co. Ltd.	1,016	21,321
*	Seha Corp.	11,240	13,982
	Sejin Heavy Industries Co. Ltd.	3,584	21,085
	Sejong Industrial Co. Ltd.	4,190	25,510
*	Sejong Telecom, Inc.	82,419	35,449
*	Sekonix Co. Ltd.	2,406	22,373
	Sempio Co.	203	6,746

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sempio Foods Co.	404	$14,366
*	S-Energy Co. Ltd.	2,419	7,641
	Seobu T&D	3,790	28,279
	Seohan Co. Ltd.	28,267	34,474
*	Seohee Construction Co. Ltd.	36,884	48,924
*	Seojin System Co. Ltd.	1,871	61,981
*	Seoul Auction Co. Ltd.	1,312	25,175
	Seoul City Gas Co. Ltd.	134	19,325
	Seoul Semiconductor Co. Ltd.	9,450	119,414
	Seoul Viosys Co. Ltd.	1,761	17,436
*	Seoulin Bioscience Co. Ltd.	662	8,968
*	Seowon Co. Ltd.	10,203	15,125
	SEOWONINTECH Co. Ltd.	3,755	18,604
	Seoyon Co. Ltd.	2,488	24,894
	Seoyon E-Hwa Co. Ltd.	3,804	21,167
	Settle Bank, Inc.	710	16,189
*	Sewon E&C Co. Ltd.	45,710	40,205
	Sewoon Medical Co. Ltd.	3,371	10,003
	SFA Engineering Corp.	5,176	148,134
*	SFA Semicon Co. Ltd.	15,076	84,544
*	SG Corp.	44,184	24,056
*	SG&G Corp.	8,237	15,358
	SGC e Tec E&C Co. Ltd.	572	26,227
*	SH Energy & Chemical Co. Ltd.	37,613	28,479
	Shin Heung Energy & Electronics Co. Ltd.	754	35,845
	Shin Poong Paper Manufacturing Co. Ltd.	6,218	9,846
	Shin Poong Pharmaceutical Co. Ltd.	2,471	50,007
	Shindaeyang Paper Co. Ltd.	456	33,789
	Shinhan Financial Group Co. Ltd.	63,736	2,041,407
	Shinil Electronics Co. Ltd.	13,867	23,626
	Shinsegae Engineering & Construction Co. Ltd.	601	15,565
*	Shinsegae Food Co. Ltd.	478	30,022
	Shinsegae Information & Communication Co. Ltd.	295	41,813
*	Shinsegae International, Inc.	650	65,519
*	Shinsegae, Inc.	1,736	340,737
*	Shinsung Delta Tech Co. Ltd.	2,366	28,496
*	Shinsung E&G Co. Ltd.	13,700	20,193
*	Shinsung Tongsang Co. Ltd.	13,006	36,317
	Shinwha Intertek Corp.	7,617	18,425
*	Shinwon Construction Co. Ltd.	1,829	14,403
*	Shinwon Corp.	11,931	20,669
	Shinyoung Securities Co. Ltd.	961	48,171
*	Showbox Corp.	4,990	19,165
*	Signetics Corp.	13,083	25,493
	SIGONG TECH Co. Ltd.	2,090	10,168
*	Simmtech Co. Ltd.	6,084	245,356
*	SIMMTECH HOLDINGS Co. Ltd.	3,727	16,180
	SIMPAC, Inc.	4,358	22,109
*	Sindoh Co. Ltd.	1,876	49,649
	Sinil Pharm Co. Ltd.	2,438	18,773
*	SJ Group Co. Ltd.	941	16,475
*	SK Biopharmaceuticals Co. Ltd.	1,828	116,692
#	SK Chemicals Co. Ltd.	2,813	297,780
	SK D&D Co. Ltd.	2,174	48,272
	SK Discovery Co. Ltd.	3,201	105,702
	SK Gas Ltd.	904	88,273
	SK Hynix, Inc.	28,702	2,970,879
*	SK Innovation Co. Ltd.	5,541	1,016,928
*	SK Rent A Car Co. Ltd.	2,078	16,161

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	104,448	$76,588
	SK Telecom Co. Ltd.	4,412	209,990
	SK, Inc.	1,537	284,494
	SKC Co. Ltd.	4,808	578,835
	SL Corp.	4,040	90,748
*	SM Entertainment Co. Ltd.	1,741	87,135
*	SM Life Design Group Co. Ltd.	7,704	14,929
*	S-MAC Co. Ltd.	60,027	37,196
	SNT Dynamics Co. Ltd.	758	5,075
	SNT Holdings Co. Ltd.	1,335	17,680
	SNT Motiv Co. Ltd.	2,506	92,237
*	SNU Precision Co. Ltd.	6,533	17,457
	S-Oil Corp.	13,202	1,002,209
*	Solborn, Inc.	8,053	31,226
*	Solid, Inc.	7,003	33,789
	Solus Advanced Materials Co. Ltd.	638	37,091
	Songwon Industrial Co. Ltd.	7,075	116,775
	Soosan Heavy Industries Co. Ltd.	6,285	12,849
	Soulbrain Co. Ltd.	1,646	341,010
*	Soulbrain Holdings Co. Ltd.	2,168	53,136
	SPC Samlip Co. Ltd.	1,041	61,024
	Speco Co. Ltd.	2,960	13,917
	SPG Co. Ltd.	2,484	25,596
*	Spigen Korea Co. Ltd.	1,087	36,502
*††	Ssangyong Motor Co.	4,748	2,046
*	ST Pharm Co. Ltd.	807	71,986
	STIC Investments, Inc.	7,662	65,344
*	Straffic Co. Ltd.	4,180	14,107
*	Studio Dragon Corp.	3,604	230,888
*	STX Heavy Industries Co. Ltd.	3,940	14,471
*	Sugentech, Inc.	1,327	21,333
	Suheung Co. Ltd.	1,302	42,905
*	SundayToz Corp.	932	20,606
	Sung Kwang Bend Co. Ltd.	5,428	36,457
*	Sungchang Enterprise Holdings Ltd.	19,478	37,082
	Sungdo Engineering & Construction Co. Ltd.	4,063	16,426
	Sungwoo Hitech Co. Ltd.	11,092	47,632
*	Suprema, Inc.	1,181	22,392
	SurplusGlobal, Inc.	4,238	14,247
	SV Investment Corp.	2,057	6,618
*	Synergy Innovation Co. Ltd.	6,453	20,887
*	Synopex, Inc.	6,097	12,159
	Systems Technology, Inc.	2,490	38,074
	Tae Kyung Industrial Co. Ltd.	5,533	30,235
	Taekwang Industrial Co. Ltd.	109	91,432
	Taekyung BK Co. Ltd.	5,136	18,413
*††	Taewoong Co. Ltd.	1,299	2,526
	Taeyoung Engineering & Construction Co. Ltd.	3,513	30,694
*	Taihan Electric Wire Co. Ltd.	68,789	100,430
*	Taihan Fiberoptics Co. Ltd.	10,782	19,029
*	Taihan Textile Co. Ltd.	153	6,120
*	Tailim Packaging Co. Ltd.	4,802	15,414
	TechWing, Inc.	1,557	26,664
*	Tego Science, Inc.	598	8,431
*	Telcon RF Pharmaceutical, Inc.	5,341	9,790
*	Telechips, Inc.	1,642	29,988
	TES Co. Ltd.	3,159	67,246
	Tesna, Inc.	3,273	129,858
*	Theragen Etex Co. Ltd.	9,526	41,129

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Thinkware Systems Corp.	1,052	$17,051
*	TK Chemical Corp.	4,152	18,369
*	TK Corp.	3,643	31,848
*	Tokai Carbon Korea Co. Ltd.	1,319	143,299
	Tongyang Life Insurance Co. Ltd.	12,025	60,000
	Tongyang, Inc.	55,572	60,566
*	Top Engineering Co. Ltd.	4,975	28,952
	Toptec Co. Ltd.	5,346	37,546
*	Tovis Co. Ltd.	4,782	39,477
	Tplex Co. Ltd.	5,982	20,474
	TS Corp.	7,330	16,791
*	TSE Co. Ltd.	740	43,052
*	Tuksu Construction Co. Ltd.	2,777	25,697
*	TY Holdings Co. Ltd.	5,764	113,187
	TYM Corp.	37,886	47,640
	UBCare Co. Ltd.	3,061	16,458
	Ubiquoss Holdings, Inc.	1,137	15,314
	Ubiquoss, Inc.	1,210	20,262
*	Ubivelox, Inc.	854	12,520
	Uju Electronics Co. Ltd.	1,295	35,011
	Uni-Chem Co. Ltd.	21,092	21,840
*	Unick Corp.	3,039	13,620
	Unid Co. Ltd.	1,100	77,077
	Union Materials Corp.	5,793	13,474
	Union Semiconductor Equipment & Materials Co. Ltd.	9,622	109,226
	Uniquest Corp.	4,302	41,210
*	Unison Co. Ltd.	8,900	18,531
*	UniTest, Inc.	1,065	26,879
	Unitrontech Co. Ltd.	1,920	9,248
	UTI, Inc.	1,748	20,502
*	Value Added Technology Co. Ltd.	2,331	64,445
*	Very Good Tour Co. Ltd.	1,589	17,425
	Viatron Technologies, Inc.	4,010	33,199
*	VICTEK Co. Ltd.	3,541	16,070
*	Vidente Co. Ltd.	5,668	71,162
	Vieworks Co. Ltd.	1,669	57,620
*	Vina Tech Co. Ltd.	453	14,574
	Visang Education, Inc.	2,047	11,816
	Vitzro Tech Co. Ltd.	2,270	16,449
*	Vivien Corp.	9,480	20,287
*	Vivozon Healthcare, Inc.	15,847	11,939
*	VT GMP Co. Ltd.	4,994	27,961
	Webcash Corp.	1,229	24,467
*	Webzen, Inc.	4,413	82,552
*	Welcron Co. Ltd.	7,796	25,602
*	Wellbiotec Co. Ltd.	14,359	18,160
#*	Wemade Co. Ltd.	5,436	547,508
	Whanin Pharmaceutical Co. Ltd.	3,397	47,170
	Wiable Corp.	3,225	7,009
*	WillBes & Co.	11,308	12,531
*	Winiadimchae Co. Ltd.	1,982	6,053
	Winix, Inc.	2,581	39,415
*	Winpac, Inc.	6,798	10,682
	Wins Co. Ltd.	2,128	25,812
	WiSoL Co. Ltd.	4,967	44,351
*	WIZIT Co. Ltd.	17,586	18,014
*	WONIK CUBE Corp.	6,329	15,058
*	Wonik Holdings Co. Ltd.	10,865	42,329
	WONIK IPS Co. Ltd.	8,237	271,838

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	1,797	$54,882
*	Wonik Pne Co. Ltd.	1,260	30,671
*	Wonik QnC Corp.	4,248	91,821
	Woojin, Inc.	4,332	28,023
*	Woongjin Thinkbig Co. Ltd.	12,192	28,975
*	Wooree Bio Co. Ltd.	7,589	21,988
*	Wooree Lighting Co. Ltd.	5,845	11,062
	Woori Financial Group, Inc., Sponsored ADR	4,929	181,831
	Woori Financial Group, Inc.	51,060	628,159
	Woori Investment Bank Co. Ltd.	97,418	66,090
*	Wooridul Huebrain Ltd.	21,177	24,917
*	Woory Industrial Co. Ltd.	1,680	26,944
*	Woosu AMS Co. Ltd.	4,196	14,078
*	Woowon Development Co. Ltd.	4,541	17,167
*	Worldex Industry & Trading Co. Ltd.	3,898	89,805
	Y G-1 Co. Ltd.	3,071	21,166
*	Y2 Solution Co. Ltd.	3,143	1,304
	YAS Co. Ltd.	1,324	17,753
	Yeong Hwa Metal Co. Ltd.	16,199	19,503
	Yesco Holdings Co. Ltd.	725	21,418
*	Yest Co. Ltd.	1,904	20,007
*	YG Entertainment, Inc.	847	35,508
*	YG PLUS	3,024	15,964
*	YIK Corp.	4,787	22,606
	YMC Co. Ltd.	1,824	9,821
*	YMT Co. Ltd.	1,245	20,590
*	Yonwoo Co. Ltd.	553	9,308
	Yoosung Enterprise Co. Ltd.	4,273	9,830
*	YooSung T&S Co. Ltd.	3,233	7,816
	Youlchon Chemical Co. Ltd.	2,691	50,626
	Young Poong Corp.	119	61,632
	Young Poong Precision Corp.	1,490	10,996
#*	Youngone Corp.	6,212	241,978
	Youngone Holdings Co. Ltd.	1,151	47,070
*	YoungWoo DSP Co. Ltd.	5,296	9,057
	Yuanta Securities Korea Co. Ltd.	27,085	79,391
#	Yuhan Corp.	7,720	366,010
	YuHwa Securities Co. Ltd.	6,972	14,527
	Yuyu Pharma, Inc.	3,309	19,039
*	Zeus Co. Ltd.	2,493	48,988
	Zinus, Inc.	2,245	125,699
TOTAL SOUTH KOREA			146,730,285
TAIWAN — (17.8%)
	Aaeon Technology, Inc.	4,000	10,034
	ABC Taiwan Electronics Corp.	17,000	14,163
	Abico Avy Co. Ltd.	36,021	32,453
#	Ability Enterprise Co. Ltd.	47,000	47,102
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	26,081
	Abnova Corp.	17,000	28,483
#	AcBel Polytech, Inc.	98,000	115,330
	Accton Technology Corp.	130,000	1,255,365
#	Acer, Inc.	1,027,000	1,065,081
	ACES Electronic Co. Ltd.	25,764	43,772
*	Acon Holding, Inc.	41,000	16,558
	Acter Group Corp. Ltd.	12,759	101,676
	Action Electronics Co. Ltd.	28,000	12,986
#	ADATA Technology Co. Ltd.	45,000	139,057
	Addcn Technology Co. Ltd.	13,014	107,255

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Ceramic X Corp.	12,000	$137,860
	Advanced International Multitech Co. Ltd.	14,000	40,933
*	Advanced Optoelectronic Technology, Inc.	36,000	34,698
#	Advanced Power Electronics Corp.	14,000	51,933
	Advancetek Enterprise Co. Ltd.	84,000	67,258
	Advantech Co. Ltd.	48,194	667,983
	AEON Motor Co. Ltd.	9,000	16,487
	Aerospace Industrial Development Corp.	81,000	85,572
*	AGV Products Corp.	138,000	52,623
	Airmate Cayman International Co. Ltd.	20,797	15,930
	Airtac International Group	37,532	1,317,712
	Alchip Technologies Ltd.	11,000	381,620
	Alcor Micro Corp.	12,000	21,997
	Alexander Marine Co. Ltd.	4,000	18,062
*	ALI Corp.	23,000	29,512
	All Ring Tech Co. Ltd.	10,000	43,664
	Allied Circuit Co. Ltd.	5,000	33,776
	Allis Electric Co. Ltd.	49,965	42,475
	Alltek Technology Corp.	25,440	26,270
	Alltop Technology Co. Ltd.	12,001	83,686
	Alpha Networks, Inc.	107,772	118,960
	Altek Corp.	72,000	124,613
	Amazing Microelectronic Corp.	11,586	84,608
*	AMICCOM Electronics Corp.	18,000	21,432
	Ampire Co. Ltd.	16,000	14,728
	Ample Electronic Technology Co. Ltd.	4,000	13,127
	AMPOC Far-East Co. Ltd.	22,000	30,419
	AmTRAN Technology Co. Ltd.	186,181	110,988
	Anji Technology Co. Ltd.	14,000	24,305
	Anpec Electronics Corp.	16,000	138,734
#	AP Memory Technology Corp.	20,000	297,367
#	Apac Opto Electronics, Inc.	28,000	27,739
	Apacer Technology, Inc.	13,000	20,959
	APAQ Technology Co. Ltd.	6,000	12,559
	APCB, Inc.	35,000	25,788
	Apex International Co. Ltd.	42,000	175,520
	Apex Medical Corp.	17,000	16,552
	Apex Science & Engineering	30,000	11,102
	Apogee Optocom Co. Ltd.	4,000	9,882
	Arcadyan Technology Corp.	31,805	143,588
	Argosy Research, Inc.	14,013	64,350
#	ASE Technology Holding Co. Ltd., ADR	9,375	66,375
#	ASE Technology Holding Co. Ltd.	638,000	2,323,654
	Asia Cement Corp.	230,000	368,501
	Asia Electronic Material Co. Ltd.	13,000	11,421
	Asia Optical Co., Inc.	44,000	136,204
#	Asia Polymer Corp.	90,295	116,765
	Asia Tech Image, Inc.	21,000	41,356
	Asia Vital Components Co. Ltd.	88,000	301,136
	ASIX Electronics Corp.	4,000	30,767
	ASMedia Technology, Inc.	4,000	230,642
	ASolid Technology Co. Ltd.	5,000	23,759
	ASPEED Technology, Inc.	6,000	674,241
	ASROCK, Inc.	13,000	110,603
	Asustek Computer, Inc.	119,000	1,555,745
	Aten International Co. Ltd.	20,000	58,942
	Auden Techno Corp.	4,000	27,138
	Audix Corp.	21,000	43,513
	AURAS Technology Co. Ltd.	19,000	152,694

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Aurora Corp.	13,000	$41,973
	Aurotek Corp.	21,000	19,595
	Avalue Technology, Inc.	11,000	21,881
	Aver Information, Inc.	9,000	18,884
#	Avermedia Technologies	30,400	33,342
	Avita Corp.	5,000	10,085
	Axiomtek Co. Ltd.	20,000	42,126
*	Azurewave Technologies, Inc.	20,000	17,045
	Bafang Yunji International Co. Ltd.	5,000	22,483
	Bank of Kaohsiung Co. Ltd.	120,655	58,813
	Baolong International Co. Ltd.	14,000	9,589
	Basso Industry Corp.	27,000	40,501
	BenQ Materials Corp.	66,000	83,194
	BES Engineering Corp.	385,000	122,669
*	Billion Electric Co. Ltd.	29,000	22,230
	Bin Chuan Enterprise Co. Ltd.	15,000	12,364
	Bionet Corp.	7,000	9,253
	Bionime Corp.	5,000	12,535
	Bioteque Corp.	10,000	41,573
	Bizlink Holding, Inc.	21,000	228,768
	Brave C&H Supply Co. Ltd.	6,000	18,544
	Bright Led Electronics Corp.	27,000	22,206
	Brighten Optix Corp.	2,000	19,374
	Brighton-Best International Taiwan, Inc.	90,000	127,808
	Browave Corp.	9,000	12,948
	C Sun Manufacturing Ltd.	25,502	44,223
*	Cameo Communications, Inc.	32,537	11,572
	Capital Futures Corp.	17,312	23,934
	Capital Securities Corp.	239,000	140,993
	Career Technology MFG. Co. Ltd.	100,109	85,566
	Carnival Industrial Corp.	21,000	10,464
	Casing Macron Technology Co. Ltd.	12,000	7,277
	Caswell, Inc.	8,000	27,132
	Catcher Technology Co. Ltd.	159,000	895,937
	Cathay Chemical Works	14,000	12,243
	Cathay Financial Holding Co. Ltd.	688,658	1,597,374
	Cathay Real Estate Development Co. Ltd.	215,000	146,559
	Cayman Engley Industrial Co. Ltd.	4,000	11,687
	Celxpert Energy Corp.	31,000	44,994
	Center Laboratories, Inc.	93,578	195,095
	Central Reinsurance Co. Ltd.	62,000	63,867
	Century Iron & Steel Industrial Co. Ltd.	43,000	167,286
	Chailease Holding Co. Ltd.	153,135	1,404,606
*	Chain Chon Industrial Co. Ltd.	30,710	21,497
	ChainQui Construction Development Co. Ltd.	34,700	22,549
*	Champion Building Materials Co. Ltd.	50,000	19,821
	Champion Microelectronic Corp.	12,100	28,422
	Chang Hwa Commercial Bank Ltd.	453,000	289,953
	Chang Wah Electromaterials, Inc.	70,000	90,872
#	Chang Wah Technology Co. Ltd.	35,000	126,245
	Channel Well Technology Co. Ltd.	35,000	48,370
	Chant Sincere Co. Ltd.	12,000	30,447
	CHC Healthcare Group	34,000	44,303
	CHC Resources Corp.	15,000	24,214
	Chen Full International Co. Ltd.	29,000	41,749
	Chenbro Micom Co. Ltd.	20,000	60,365
#	Cheng Loong Corp.	204,000	253,275
*	Cheng Mei Materials Technology Corp.	166,000	72,896
	Cheng Shin Rubber Industry Co. Ltd.	381,000	478,973

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cheng Uei Precision Industry Co. Ltd.	83,000	$114,155
	Chia Chang Co. Ltd.	34,000	59,127
	Chicony Electronics Co. Ltd.	179,185	574,943
	Chicony Power Technology Co. Ltd.	29,055	83,131
	Chief Telecom, Inc.	5,000	48,062
	Chieftek Precision Co. Ltd.	8,800	26,271
	Chien Kuo Construction Co. Ltd.	24,000	11,897
#	China Bills Finance Corp.	199,000	124,131
	China Chemical & Pharmaceutical Co. Ltd.	76,000	59,700
	China Development Financial Holding Corp.	2,502,018	1,669,021
	China Electric Manufacturing Corp.	63,900	42,243
#	China General Plastics Corp.	110,971	133,714
	China Glaze Co. Ltd.	40,000	19,946
#	China Man-Made Fiber Corp.	347,588	119,612
	China Metal Products	34,000	41,009
	China Motor Corp.	59,200	131,380
*	China Petrochemical Development Corp.	247,000	109,928
	China Steel Chemical Corp.	44,000	183,251
	China Steel Corp.	505,000	618,023
	China Wire & Cable Co. Ltd.	21,000	19,783
	Ching Feng Home Fashions Co. Ltd.	35,000	23,492
	Chin-Poon Industrial Co. Ltd.	86,000	108,136
	Chipbond Technology Corp.	164,000	409,033
	ChipMOS Technologies, Inc.	108,000	183,789
	ChipMOS Technologies, Inc., ADR	2,254	74,852
	Chlitina Holding Ltd.	15,000	113,993
	Chong Hong Construction Co. Ltd.	47,000	125,629
#	Chroma ATE, Inc.	72,000	561,234
	Chun YU Works & Co. Ltd.	17,000	17,725
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	170,290
	Chung Hung Steel Corp.	131,000	178,632
	Chung Hwa Food Industrial Co. Ltd.	5,500	25,463
	Chunghwa Precision Test Tech Co. Ltd.	4,000	92,616
	Cleanaway Co. Ltd.	7,000	52,909
	Clevo Co.	151,000	168,179
#	CMC Magnetics Corp.	289,827	111,345
	Collins Co. Ltd.	24,000	13,166
	Compal Broadband Networks, Inc.	8,000	8,696
	Compal Electronics, Inc.	1,513,000	1,383,619
	Compucase Enterprise	19,000	21,390
	Concord International Securities Co. Ltd.	22,000	13,319
	Concord Securities Co. Ltd.	124,674	62,812
	Concraft Holding Co. Ltd.	6,565	6,004
	Continental Holdings Corp.	91,000	77,147
	Contrel Technology Co. Ltd.	38,000	26,503
#	Coremax Corp.	13,986	71,328
	Coretronic Corp.	143,000	391,631
	Co-Tech Development Corp.	39,000	97,529
	Cowealth Medical Holding Co. Ltd.	9,450	8,956
*	Coxon Precise Industrial Co. Ltd.	18,000	10,136
	Creative Sensor, Inc.	17,000	14,325
*	Crowell Development Corp.	28,000	21,546
*	CSBC Corp. Taiwan	145,327	106,197
	CTBC Financial Holding Co. Ltd.	2,187,000	2,198,611
	CTCI Corp.	112,000	154,933
*	C-Tech United Corp.	25,000	20,064
	Cub Elecparts, Inc.	3,753	24,526
	CviLux Corp.	25,000	40,457
	CX Technology Co. Ltd.	15,000	20,953

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cyberlink Corp.	12,000	$37,072
	CyberPower Systems, Inc.	16,000	39,588
#	CyberTAN Technology, Inc.	107,000	100,299
	Cypress Technology Co. Ltd.	7,889	17,131
#	Cystech Electronics Corp.	3,000	12,186
	DA CIN Construction Co. Ltd.	73,000	86,328
	Dadi Early-Childhood Education Group Ltd.	2,000	10,156
	Dafeng TV Ltd.	10,000	16,308
*	Da-Li Development Co. Ltd.	20,400	22,094
	Darfon Electronics Corp.	51,000	83,400
	Daxin Materials Corp.	18,000	79,366
	De Licacy Industrial Co. Ltd.	72,017	41,384
	Delta Electronics, Inc.	158,000	1,558,740
	Depo Auto Parts Ind Co. Ltd.	22,000	47,150
	DFI, Inc.	5,000	10,967
	Dimerco Data System Corp.	9,000	22,160
	Dimerco Express Corp.	57,240	202,401
	D-Link Corp.	207,920	125,415
	Donpon Precision, Inc.	27,000	21,288
	Dr Wu Skincare Co. Ltd.	6,000	19,374
	Draytek Corp.	13,000	12,382
	Drewloong Precision, Inc.	6,000	20,862
	Dyaco International, Inc.	34,000	53,933
	Dynamic Electronics Co. Ltd.	86,181	64,807
	Dynapack International Technology Corp.	24,000	88,859
	E & R Engineering Corp.	13,446	34,530
	E Ink Holdings, Inc.	121,000	659,510
	E.Sun Financial Holding Co. Ltd.	541,548	569,487
	Eastern Media International Corp.	138,750	170,632
	Eclat Textile Co. Ltd.	27,000	598,981
	Edimax Technology Co. Ltd.	46,000	23,025
	Edison Opto Corp.	12,000	8,813
	Edom Technology Co. Ltd.	44,000	52,391
	eGalax_eMPIA Technology, Inc.	10,300	27,396
	Egis Technology, Inc.	19,000	75,234
	Elan Microelectronics Corp.	93,100	552,725
	E-LIFE MALL Corp.	20,000	58,982
	Elite Advanced Laser Corp.	25,600	49,087
	Elite Material Co. Ltd.	71,000	692,285
#	Elite Semiconductor Microelectronics Technology, Inc.	63,000	334,475
	Elitegroup Computer Systems Co. Ltd.	88,000	62,856
	eMemory Technology, Inc.	16,000	934,080
	Emerging Display Technologies Corp.	44,000	28,912
	Ennoconn Corp.	14,464	111,988
*	Epileds Technologies, Inc.	16,000	14,223
#	Eris Technology Corp.	4,000	33,827
	Eson Precision Ind Co. Ltd.	28,000	61,740
	Eternal Materials Co. Ltd.	191,920	254,307
*	Everest Textile Co. Ltd.	175,998	58,280
	Evergreen International Storage & Transport Corp.	72,000	74,953
	Evergreen Marine Corp. Taiwan Ltd.	357,000	1,514,654
	Evergreen Steel Corp.	19,000	35,767
#	Everlight Chemical Industrial Corp.	165,000	142,663
	Everlight Electronics Co. Ltd.	100,000	198,321
*	Everspring Industry Co. Ltd.	24,000	17,682
	Excel Cell Electronic Co. Ltd.	15,000	12,864
	Excellence Opto, Inc.	34,000	34,230
	Excelliance Mos Corp.	8,000	53,598
	Excelsior Medical Co. Ltd.	38,141	79,011

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores Ltd.	192,000	$145,305
	Far Eastern International Bank	282,448	112,020
	Far Eastern New Century Corp.	336,000	351,985
	Far EasTone Telecommunications Co. Ltd.	248,000	581,276
	Faraday Technology Corp.	13,000	97,729
	Farglory F T Z Investment Holding Co. Ltd.	25,000	59,664
	Farglory Land Development Co. Ltd.	77,000	177,907
	Feedback Technology Corp.	5,000	14,356
	Feng Hsin Steel Co. Ltd.	66,000	198,182
	Feng TAY Enterprise Co. Ltd.	55,400	454,345
	First Copper Technology Co. Ltd.	14,000	21,726
	First Financial Holding Co. Ltd.	582,541	530,473
	First Hi-Tec Enterprise Co. Ltd.	13,793	27,500
	First Hotel	33,000	16,555
	First Insurance Co. Ltd.	49,000	26,042
	FIT Holding Co. Ltd.	36,000	40,978
	Fittech Co. Ltd.	10,279	84,548
	FLEXium Interconnect, Inc.	106,000	376,292
	Flytech Technology Co. Ltd.	26,000	69,341
#	FocalTech Systems Co. Ltd.	52,000	283,759
	FOCI Fiber Optic Communications, Inc.	19,000	20,385
#	Forcecon Tech Co. Ltd.	18,754	54,722
	Forest Water Environment Engineering Co. Ltd.	9,630	11,042
	Formosa Chemicals & Fibre Corp.	339,000	971,767
*	Formosa Laboratories, Inc.	30,634	60,963
	Formosa Oilseed Processing Co. Ltd.	8,000	15,728
	Formosa Optical Technology Co. Ltd.	7,000	15,113
	Formosa Petrochemical Corp.	22,000	76,779
	Formosa Plastics Corp.	147,000	563,667
	Formosan Rubber Group, Inc.	83,000	66,086
	Formosan Union Chemical	115,000	93,502
*	Forward Electronics Co. Ltd.	29,375	19,613
	Founding Construction & Development Co. Ltd.	40,000	27,434
	Foxconn Technology Co. Ltd.	171,000	376,688
	Foxsemicon Integrated Technology, Inc.	26,150	216,222
	FSP Technology, Inc.	40,000	62,495
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,000	22,139
	Fubon Financial Holding Co. Ltd.	918,750	2,535,304
	Fulgent Sun International Holding Co. Ltd.	25,092	97,223
	Fusheng Precision Co. Ltd.	21,000	149,326
	G Shank Enterprise Co. Ltd.	34,000	74,430
	Gallant Precision Machining Co. Ltd.	18,000	20,637
	Gamania Digital Entertainment Co. Ltd.	26,000	60,745
*	GCS Holdings, Inc.	20,000	32,532
	GEM Services, Inc.	12,100	38,117
#*	GEM Terminal Industrial Co. Ltd.	22,000	21,473
#	Gemtek Technology Corp.	89,000	100,991
	General Interface Solution Holding Ltd.	64,000	223,511
	General Plastic Industrial Co. Ltd.	24,000	23,661
	Generalplus Technology, Inc.	12,000	26,732
#	GeneReach Biotechnology Corp.	13,382	46,416
#	Genesys Logic, Inc.	14,000	101,607
	Genius Electronic Optical Co. Ltd.	23,634	412,561
	Genmont Biotech, Inc.	13,000	11,767
	Genovate Biotechnology Co. Ltd.	21,000	18,885
	GeoVision, Inc.	24,000	24,939
	Getac Technology Corp.	63,000	123,533
	GFC Ltd.	6,000	14,259
	Giant Manufacturing Co. Ltd.	82,000	949,749

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co. Ltd.	162,000	$835,928
	Gigasolar Materials Corp.	4,000	26,248
	Ginar Technology Co. Ltd.	8,000	10,566
	Ginko International Co. Ltd.	7,600	75,364
	Global Brands Manufacture Ltd.	101,200	131,519
	Global Lighting Technologies, Inc.	21,000	57,650
	Global Mixed Mode Technology, Inc.	15,000	127,916
	Global PMX Co. Ltd.	10,000	57,137
	Global Unichip Corp.	21,000	368,732
	Globaltek Fabrication Co. Ltd.	9,000	13,991
#	Globalwafers Co. Ltd.	29,000	827,632
	Globe Union Industrial Corp.	55,000	28,755
*	Glotech Industrial Corp.	22,000	22,258
*	GlycoNex, Inc.	20,000	20,526
*	GMI Technology, Inc.	23,100	19,407
	Goldsun Building Materials Co. Ltd.	254,873	238,010
	Good Will Instrument Co. Ltd.	13,000	12,557
	Gourmet Master Co. Ltd.	16,208	62,196
	Grand Fortune Securities Co. Ltd.	51,657	36,530
	Grand Ocean Retail Group Ltd.	13,000	8,028
#	Grand Pacific Petrochemical	258,000	251,471
	Grand Process Technology Corp.	5,000	60,447
	GrandTech CG Systems, Inc.	11,550	21,214
	Grape King Bio Ltd.	22,000	123,835
	Great China Metal Industry	55,000	52,103
	Great Taipei Gas Co. Ltd.	129,000	152,776
	Great Tree Pharmacy Co. Ltd.	8,188	59,882
*	Green River Holding Co. Ltd.	5,000	19,100
	Group Up Industrial Co. Ltd.	4,000	11,363
	GTM Holdings Corp.	43,000	41,070
	Hannstar Board Corp.	75,314	114,769
	Hanpin Electron Co. Ltd.	14,000	13,812
	Harmony Electronics Corp.	13,000	23,022
	Harvatek Corp.	22,000	19,958
	Heran Co. Ltd.	12,000	51,952
	Hey Song Corp.	64,000	81,660
	Hi-Clearance, Inc.	8,000	40,844
	Highlight Tech Corp.	22,833	44,031
	Highwealth Construction Corp.	181,400	306,863
	HIM International Music, Inc.	10,000	30,741
	Hiroca Holdings Ltd.	23,000	44,943
	Hitron Technology, Inc.	25,080	18,973
	Hiwin Technologies Corp.	58,563	567,023
	Ho Tung Chemical Corp.	324,000	125,971
	Hocheng Corp.	47,000	25,450
	Holiday Entertainment Co. Ltd.	10,000	21,253
	Holtek Semiconductor, Inc.	46,000	171,383
	Holy Stone Enterprise Co. Ltd.	27,000	114,112
	Hon Hai Precision Industry Co. Ltd.	1,069,600	3,999,156
	Hon Hai Precision Industry Co. Ltd.,GDR	10,666	75,954
	Hong Pu Real Estate Development Co. Ltd.	57,000	45,268
	Hong TAI Electric Industrial	70,000	61,345
	Hong YI Fiber Industry Co.	34,000	28,363
	Horizon Securities Co. Ltd.	33,000	19,030
	Hota Industrial Manufacturing Co. Ltd.	17,178	51,646
	Hotai Finance Co. Ltd.	36,000	138,254
	Hotai Motor Co. Ltd.	33,000	722,699
	Hsin Kuang Steel Co. Ltd.	22,000	42,102
	Hsin Yung Chien Co. Ltd.	4,620	19,880

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hsing TA Cement Co.	38,000	$27,537
#*	HTC Corp.	170,000	402,388
	Hu Lane Associate, Inc.	12,400	56,916
	HUA ENG Wire & Cable Co. Ltd.	54,000	38,681
*	Hua Jung Components Co. Ltd.	38,000	19,126
	Hua Nan Financial Holdings Co. Ltd.	515,230	408,246
	Huaku Development Co. Ltd.	75,000	246,019
	Huang Hsiang Construction Corp.	26,000	36,898
	Huikwang Corp.	18,000	20,613
	Hung Ching Development & Construction Co. Ltd.	47,000	49,644
	Hung Sheng Construction Ltd.	102,592	88,246
	Huxen Corp.	10,000	18,419
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	14,201
	Hycon Technology Corp.	5,251	31,856
	Ibase Technology, Inc.	51,000	71,465
	IBF Financial Holdings Co. Ltd.	488,656	283,345
	Ichia Technologies, Inc.	62,000	36,059
#*	I-Chiun Precision Industry Co. Ltd.	25,000	40,240
*	Ideal Bike Corp.	46,000	19,755
	IEI Integration Corp.	41,220	66,502
	Infortrend Technology, Inc.	56,000	33,066
	Info-Tek Corp.	13,000	25,784
	Innodisk Corp.	16,633	116,907
	Inpaq Technology Co. Ltd.	20,400	44,913
	Insyde Software Corp.	7,000	20,849
	Intai Technology Corp.	6,000	18,187
	IntelliEPI, Inc.	6,000	14,148
	Interactive Digital Technologies, Inc.	5,000	13,136
#	International CSRC Investment Holdings Co.	193,220	174,205
	International Games System Co. Ltd.	29,000	749,340
	Inventec Corp.	770,000	706,288
	Iron Force Industrial Co. Ltd.	8,000	19,544
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	38,339
	I-Sunny Construction & Development Co. Ltd.	9,900	26,488
	ITE Technology, Inc.	40,000	148,190
	ITEQ Corp.	48,822	224,421
	Jarllytec Co. Ltd.	18,000	41,818
	Jean Co. Ltd.	46,000	20,706
	Jentech Precision Industrial Co. Ltd.	11,000	158,697
	Jess-Link Products Co. Ltd.	27,000	39,150
	Jia Wei Lifestyle, Inc.	7,619	20,720
	Jih Lin Technology Co. Ltd.	16,000	53,298
*	Jinli Group Holdings Ltd.	46,391	19,045
	JMC Electronics Co. Ltd.	5,000	9,290
	Jochu Technology Co. Ltd.	13,000	11,780
	Johnson Health Tech Co. Ltd.	23,000	44,656
	Jourdeness Group Ltd.	9,000	22,826
	K Laser Technology, Inc.	24,000	19,912
	Kaimei Electronic Corp.	11,400	37,633
	Kaori Heat Treatment Co. Ltd.	21,000	39,625
	Kaulin Manufacturing Co. Ltd.	23,000	12,745
	Kedge Construction Co. Ltd.	19,000	34,437
	Keding Enterprises Co. Ltd.	5,000	15,391
	KEE TAI Properties Co. Ltd.	101,000	43,647
	Kenda Rubber Industrial Co. Ltd.	66,000	72,010
	Kenmec Mechanical Engineering Co. Ltd.	22,000	20,954
#	Kerry TJ Logistics Co. Ltd.	47,000	76,764
	Key Ware Electronics Co. Ltd.	37,000	17,695
	Keystone Microtech Corp.	4,000	40,495

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KHGEARS International Ltd.	5,420	$17,714
	Kindom Development Co. Ltd.	75,900	97,868
	King Slide Works Co. Ltd.	10,000	162,919
	King's Town Bank Co. Ltd.	184,000	270,772
*	King's Town Construction Co. Ltd.	27,000	36,956
	Kinik Co.	23,000	82,361
*	Kinko Optical Co. Ltd.	24,163	28,237
	Kinpo Electronics	272,000	147,908
	KMC Kuei Meng International, Inc.	13,250	91,450
	Ko Ja Cayman Co. Ltd.	9,606	24,298
	KS Terminals, Inc.	23,000	69,831
	Kung Long Batteries Industrial Co. Ltd.	12,000	59,338
#	Kung Sing Engineering Corp.	137,500	40,672
	Kuo Toong International Co. Ltd.	68,248	50,484
	Kuo Yang Construction Co. Ltd.	44,549	37,320
	Kwong Lung Enterprise Co. Ltd.	24,000	35,217
	KYE Systems Corp.	43,000	18,311
	L&K Engineering Co. Ltd.	45,000	48,437
	La Kaffa International Co. Ltd.	6,000	20,198
*	LAN FA Textile	73,000	31,019
#	Land Mark Optoelectronics Corp.	13,000	92,806
	Lanner Electronics, Inc.	23,720	45,413
	Largan Precision Co. Ltd.	12,000	889,254
	Laser Tek Taiwan Co. Ltd.	11,000	14,302
	Laster Tech Corp. Ltd.	7,000	10,279
	Leader Electronics, Inc.	29,000	14,985
*	Leadtek Research, Inc.	7,000	16,983
	Leadtrend Technology Corp.	5,000	24,136
*	Lealea Enterprise Co. Ltd.	145,000	54,336
	LEE CHI Enterprises Co. Ltd.	21,000	19,770
	Lelon Electronics Corp.	18,832	44,138
	Lemtech Holdings Co. Ltd.	4,138	22,835
	Leo Systems, Inc.	13,000	11,821
*	Leofoo Development Co. Ltd.	23,000	14,220
*	Li Cheng Enterprise Co. Ltd.	34,458	25,964
*	Li Peng Enterprise Co. Ltd.	126,000	42,462
	Lian HWA Food Corp.	9,000	22,835
	Lida Holdings Ltd.	10,000	11,734
	Lien Hwa Industrial Holdings Corp.	146,073	323,698
	Lifestyle Global Enterprise, Inc.	6,000	7,191
	Ligitek Electronics Co. Ltd.	22,000	22,446
*	Lingsen Precision Industries Ltd.	57,000	49,288
	Lite-On Technology Corp.	447,000	1,032,393
	Liton Technology Corp.	12,000	17,880
	Long Da Construction & Development Corp.	54,000	43,092
#	Longchen Paper & Packaging Co. Ltd.	209,028	170,364
	Longwell Co.	25,000	45,423
#	Lotes Co. Ltd.	18,589	488,559
	Lotus Pharmaceutical Co. Ltd.	16,000	50,113
	Lu Hai Holding Corp.	7,700	11,230
	Lumax International Corp. Ltd.	20,000	53,051
	Lung Yen Life Service Corp.	23,000	35,463
*	LuxNet Corp.	22,000	13,836
	M31 Technology Corp.	5,000	63,942
	Ma Kuang Healthcare Holding Ltd.	5,000	7,567
	Macauto Industrial Co. Ltd.	5,000	13,607
	Machvision, Inc.	11,159	97,103
	Macroblock, Inc.	5,000	30,695
	MacroWell OMG Digital Entertainment Co. Ltd.	6,000	30,365

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Makalot Industrial Co. Ltd.	47,258	$398,067
	Marketech International Corp.	11,000	66,244
	Materials Analysis Technology, Inc.	13,000	66,730
#	Mechema Chemicals International Corp.	13,000	65,078
*	Medeon Biodesign, Inc.	2,200	6,330
	MediaTek, Inc.	108,000	4,289,673
*	Medigen Vaccine Biologics Corp.	11,000	100,207
	Mega Financial Holding Co. Ltd.	1,032,000	1,381,206
	Meiloon Industrial Co.	17,000	17,932
	Mercuries & Associates Holding Ltd.	99,220	76,535
*	Mercuries Life Insurance Co. Ltd.	312,536	104,825
	Merida Industry Co. Ltd.	29,000	306,042
	Merry Electronics Co. Ltd.	51,576	166,878
*	Microbio Co. Ltd.	40,633	89,661
	Micro-Star International Co. Ltd.	217,000	1,213,764
	Mildef Crete, Inc.	5,000	10,801
*	MIN AIK Technology Co. Ltd.	35,000	29,314
	Mirle Automation Corp.	39,000	60,021
	Mitac Holdings Corp.	259,073	306,276
	MJ International Co. Ltd.	9,000	16,370
	momo.com, Inc.	11,700	478,096
	MOSA Industrial Corp.	21,000	28,932
	MPI Corp.	22,000	87,283
	Nak Sealing Technologies Corp.	10,000	32,984
	Nan Pao Resins Chemical Co. Ltd.	18,000	90,778
	Nan Ya Plastics Corp.	722,000	2,279,891
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	16,613
#	Nantex Industry Co. Ltd.	99,200	300,411
	Nanya Technology Corp.	99,000	262,995
	National Petroleum Co. Ltd.	22,000	39,057
	Netronix, Inc.	11,000	20,790
	New Best Wire Industrial Co. Ltd.	18,000	23,673
	New Era Electronics Co. Ltd.	19,000	12,925
*	Newmax Technology Co. Ltd.	23,000	29,827
	Nexcom International Co. Ltd.	30,000	26,901
	Nichidenbo Corp.	36,000	67,669
	Nidec Chaun-Choung Technology Corp.	5,000	29,712
	Nien Hsing Textile Co. Ltd.	44,000	32,488
	Nien Made Enterprise Co. Ltd.	29,000	409,044
	Niko Semiconductor Co. Ltd.	15,000	37,436
	Nishoku Technology, Inc.	10,000	30,820
	Novatek Microelectronics Corp.	144,000	2,532,419
#	Nuvoton Technology Corp.	29,000	154,542
	Nyquest Technology Co. Ltd.	7,000	39,026
	O-Bank Co. Ltd.	179,507	55,544
	Ocean Plastics Co. Ltd.	70,000	84,604
	OFCO Industrial Corp.	17,000	21,786
	OK Biotech Co. Ltd.	18,272	15,153
*	Oneness Biotech Co. Ltd.	22,000	190,245
*	Optimax Technology Corp.	30,830	29,977
	OptoTech Corp.	55,500	120,127
	Orient Europharma Co. Ltd.	7,000	8,141
*	Orient Semiconductor Electronics Ltd.	66,000	55,700
*	Oriental Union Chemical Corp.	156,000	115,977
	O-TA Precision Industry Co. Ltd.	12,000	63,604
	Pacific Construction Co.	73,000	24,289
	Pacific Hospital Supply Co. Ltd.	13,000	35,418
	PADAUK Technology Co. Ltd.	3,300	17,376
	Pan Asia Chemical Corp.	33,000	14,651

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pan German Universal Motors Ltd.	5,000	$37,856
	Pan Jit International, Inc.	38,900	131,962
	Pan-International Industrial Corp.	85,000	114,552
	Panion & BF Biotech, Inc.	15,563	45,741
	Parade Technologies Ltd.	16,000	1,181,268
*	Paragon Technologies Co. Ltd.	21,000	17,278
	Parpro Corp.	18,000	17,850
	PChome Online, Inc.	28,000	110,691
	PCL Technologies, Inc.	7,432	21,149
	P-Duke Technology Co. Ltd.	11,579	30,937
	Pegatron Corp.	528,000	1,327,229
	Pegavision Corp.	9,000	130,287
	PharmaEngine, Inc.	21,000	46,195
*	Pharmally International Holding Co. Ltd.	11,410	0
*	Phihong Technology Co. Ltd.	25,000	38,815
	Phison Electronics Corp.	53,000	878,425
	Phoenix Silicon International Corp.	14,840	26,854
	Pixart Imaging, Inc.	34,000	171,746
	Planet Technology Corp.	17,000	43,136
	Plastron Precision Co. Ltd.	19,000	9,306
	Plotech Co. Ltd.	34,200	34,791
	Polytronics Technology Corp.	9,423	36,889
	Posiflex Technology, Inc.	3,000	11,938
	Pou Chen Corp.	278,000	323,203
	Powertech Technology, Inc.	206,000	734,223
	Powertip Technology Corp.	38,000	19,418
	Poya International Co. Ltd.	8,180	124,841
	President Chain Store Corp.	82,000	783,192
	President Securities Corp.	194,604	157,713
	Primax Electronics Ltd.	74,000	144,266
*	Prime Electronics & Satellitics, Inc.	46,000	18,352
	Prince Housing & Development Corp.	248,000	116,048
	Pro Hawk Corp.	5,000	31,593
	Promate Electronic Co. Ltd.	27,000	40,428
	Prosperity Dielectrics Co. Ltd.	21,000	42,568
	Qisda Corp.	419,000	453,624
	QST International Corp.	11,000	24,240
	Qualipoly Chemical Corp.	32,000	48,252
	Quang Viet Enterprise Co. Ltd.	9,000	39,027
	Quanta Computer, Inc.	383,000	1,296,335
	Quanta Storage, Inc.	55,000	88,984
#	Radiant Opto-Electronics Corp.	115,000	425,742
	Rafael Microelectronics, Inc.	3,607	34,176
#*	RDC Semiconductor Co. Ltd.	11,000	189,948
	Realtek Semiconductor Corp.	71,000	1,377,410
	Rechi Precision Co. Ltd.	86,000	56,222
	Reward Wool Industry Corp.	14,000	9,892
	Rexon Industrial Corp. Ltd.	28,000	45,268
	Rich Development Co. Ltd.	229,000	75,574
#	RichWave Technology Corp.	15,400	125,623
*	Ritek Corp.	176,099	60,772
	Rodex Fasteners Corp.	12,000	16,497
*	Roo Hsing Co. Ltd.	153,000	34,284
*	Rotam Global Agrosciences Ltd.	29,000	26,534
	Ruentex Engineering & Construction Co.	16,440	73,476
	Ruentex Industries Ltd.	100,880	349,106
	Run Long Construction Co. Ltd.	51,940	102,379
	Sakura Development Co. Ltd.	21,651	24,048
	Sampo Corp.	77,800	85,319

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	San Fang Chemical Industry Co. Ltd.	50,000	$36,452
	San Far Property Ltd.	55,003	28,911
	San Shing Fastech Corp.	15,000	30,631
	Sanitar Co. Ltd.	9,000	11,847
	Sanyang Motor Co. Ltd.	122,000	118,687
	Scan-D Corp.	11,000	20,789
	SCI Pharmtech, Inc.	16,800	49,970
	Scientech Corp.	10,000	33,368
	SDI Corp.	29,000	162,715
	Sea & Land Integrated Corp.	17,000	18,895
	Sea Sonic Electronics Co. Ltd.	8,000	22,055
	Securitag Assembly Group Co.	4,000	11,581
	Senao International Co. Ltd.	33,000	38,584
	Senao Networks, Inc.	7,000	27,195
	Sensortek Technology Corp.	6,000	99,275
	Sercomm Corp.	44,000	124,182
	Sesoda Corp.	56,680	65,055
	Shanghai Commercial & Savings Bank Ltd.	689,000	1,162,410
	Shan-Loong Transportation Co. Ltd.	24,000	31,470
	Sharehope Medicine Co. Ltd.	35,240	34,400
	ShenMao Technology, Inc.	8,000	20,965
	Shih Her Technologies, Inc.	11,000	27,877
	Shihlin Electric & Engineering Corp.	79,000	147,478
	Shin Hsiung Natural Gas Co. Ltd.	10,080	21,181
	Shin Kong Financial Holding Co. Ltd.	2,701,601	1,089,040
	Shin Ruenn Development Co. Ltd.	14,700	13,684
	Shin Shin Natural Gas Co.	7,000	10,570
	Shin Zu Shing Co. Ltd.	42,866	143,087
	Shinih Enterprise Co. Ltd.	17,000	13,896
*	Shining Building Business Co. Ltd.	102,206	38,058
	Shinkong Insurance Co. Ltd.	76,000	131,301
	Shinkong Synthetic Fibers Corp.	339,000	237,347
	Shinkong Textile Co. Ltd.	32,000	49,002
	Shiny Chemical Industrial Co. Ltd.	21,999	133,259
	ShunSin Technology Holding Ltd.	7,000	22,522
*	Shuttle, Inc.	77,000	40,012
#	Sigurd Microelectronics Corp.	93,438	193,636
	Silergy Corp.	6,000	810,987
	Silicon Optronics, Inc.	15,000	64,149
	Silicon Power Computer & Communications, Inc.	21,000	17,867
	Simplo Technology Co. Ltd.	59,000	674,728
	Sinbon Electronics Co. Ltd.	48,000	466,849
	Singatron Enterprise Co. Ltd.	17,000	16,342
	Sinher Technology, Inc.	11,000	15,945
	Sinmag Equipment Corp.	11,000	41,338
	Sino-American Silicon Products, Inc.	134,000	1,048,864
	Sinon Corp.	148,000	150,230
	Sinopower Semiconductor, Inc.	5,000	24,492
	Sinyi Realty, Inc.	47,965	59,820
	Sirtec International Co. Ltd.	25,200	24,186
#	Sitronix Technology Corp.	31,000	325,672
	Siward Crystal Technology Co. Ltd.	21,000	25,128
	Softstar Entertainment, Inc.	5,200	15,375
	Soft-World International Corp.	12,000	39,486
#	Solar Applied Materials Technology Corp.	151,711	260,896
	Solomon Technology Corp.	52,000	38,578
	Solteam, Inc.	11,000	32,698
	Sonix Technology Co. Ltd.	22,000	66,610
	Southeast Cement Co. Ltd.	42,000	29,172

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Speed Tech Corp.	20,000	$53,168
	Spirox Corp.	17,000	21,174
#	Sporton International, Inc.	25,002	189,571
	St Shine Optical Co. Ltd.	9,000	94,582
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	30,244
	Standard Foods Corp.	88,000	163,255
	Star Comgistic Capital Co. Ltd.	14,000	13,271
	Stark Technology, Inc.	18,000	53,795
	Sun Race Sturmey-Archer, Inc.	7,000	12,116
*	Sun Yad Construction Co. Ltd.	53,000	44,245
	Sunfun Info Co. Ltd.	3,000	29,086
	Sunjuice Holdings Co. Ltd.	3,000	33,930
	Sunko INK Co. Ltd.	29,750	23,631
	SunMax Biotechnology Co. Ltd.	6,000	21,029
	Sunny Friend Environmental Technology Co. Ltd.	9,000	64,168
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	62,077
	Sunplus Innovation Technology, Inc.	6,000	28,589
	Sunplus Technology Co. Ltd.	80,000	100,926
	Sunrex Technology Corp.	18,000	28,342
	Sunspring Metal Corp.	16,540	16,072
	Superior Plating Technology Co. Ltd.	9,000	22,321
	Supreme Electronics Co. Ltd.	139,145	246,159
	Swancor Holding Co. Ltd.	12,000	38,485
	Sweeten Real Estate Development Co. Ltd.	41,796	39,349
	Symtek Automation Asia Co. Ltd.	6,000	25,252
	Syncmold Enterprise Corp.	24,500	60,800
	Synmosa Biopharma Corp.	65,012	54,585
	Synnex Technology International Corp.	398,000	980,148
	Sysage Technology Co. Ltd.	30,000	41,421
	Systex Corp.	56,000	171,393
	T3EX Global Holdings Corp.	24,865	103,074
#	TA Chen Stainless Pipe	407,256	657,751
	Ta Liang Technology Co. Ltd.	11,000	30,579
	Ta Ya Electric Wire & Cable	96,834	81,140
	Tah Hsin Industrial Corp.	12,870	39,412
	TA-I Technology Co. Ltd.	26,750	59,204
*	Tai Tung Communication Co. Ltd.	24,000	15,493
	Taichung Commercial Bank Co. Ltd.	687,794	330,835
	TaiDoc Technology Corp.	20,000	134,840
	Taiflex Scientific Co. Ltd.	40,000	67,026
	Taimide Tech, Inc.	13,000	19,387
	Tainan Enterprises Co. Ltd.	15,000	9,662
	Tai-Saw Technology Co. Ltd.	16,000	19,068
	Taishin Financial Holding Co. Ltd.	824,277	589,468
	TaiSol Electronics Co. Ltd.	6,000	11,765
	Taisun Enterprise Co. Ltd.	33,000	32,034
#	Taita Chemical Co. Ltd.	79,948	96,826
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	62,259
	Taitien Electronics Co. Ltd.	9,000	11,750
	Taiwan Business Bank	671,630	250,512
	Taiwan Cement Corp.	345,401	587,433
	Taiwan Chelic Corp. Ltd.	7,000	13,413
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	40,392
	Taiwan Cogeneration Corp.	30,000	40,173
	Taiwan Cooperative Financial Holding Co. Ltd.	522,445	501,265
	Taiwan Fertilizer Co. Ltd.	87,000	211,508
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	54,299
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	67,442
	Taiwan Glass Industry Corp.	132,000	112,902

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	337,000	$347,146
	Taiwan Hon Chuan Enterprise Co. Ltd.	68,000	175,944
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	119,972
*	Taiwan IC Packaging Corp.	14,000	10,245
*	Taiwan Land Development Corp.	134,000	19,076
	Taiwan Line Tek Electronic	30,000	30,532
	Taiwan Mask Corp.	31,000	111,982
	Taiwan Mobile Co. Ltd.	121,000	434,923
	Taiwan Paiho Ltd.	69,000	201,086
	Taiwan PCB Techvest Co. Ltd.	67,000	113,696
	Taiwan Pelican Express Co. Ltd.	8,000	24,152
	Taiwan Sakura Corp.	19,000	46,047
	Taiwan Sanyo Electric Co. Ltd.	17,000	21,669
	Taiwan Secom Co. Ltd.	72,000	264,415
	Taiwan Semiconductor Co. Ltd.	40,000	100,760
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	12,292,186
	Taiwan Semiconductor Manufacturing Co. Ltd.	928,000	21,457,203
	Taiwan Shin Kong Security Co. Ltd.	76,500	108,436
	Taiwan Styrene Monomer	82,000	50,021
	Taiwan Surface Mounting Technology Corp.	47,000	225,670
	Taiwan Taxi Co. Ltd.	6,615	18,874
*	Taiwan TEA Corp.	130,000	99,853
	Taiwan Union Technology Corp.	50,000	168,738
#*	Tatung Co. Ltd.	418,000	439,561
#	TCI Co. Ltd.	21,877	153,502
	Te Chang Construction Co. Ltd.	12,000	12,911
	Team Group, Inc.	14,000	21,850
	Teco Electric & Machinery Co. Ltd.	409,000	437,547
	Tehmag Foods Corp.	4,400	45,940
	TEKOM Technologies, Inc.	4,200	18,895
	Tera Autotech Corp.	22,701	16,481
	Test Research, Inc.	30,000	63,628
	Test Rite International Co. Ltd.	34,000	26,458
	Tex-Ray Industrial Co. Ltd.	49,000	24,402
	Thermaltake Technology Co. Ltd.	16,495	22,821
	Thinking Electronic Industrial Co. Ltd.	17,000	89,905
*	Thunder Tiger Corp.	33,000	18,747
	Thye Ming Industrial Co. Ltd.	29,000	39,147
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	15,506
	Ting Sin Co. Ltd.	32,000	27,232
	Tofu Restaurant Co. Ltd.	1,000	5,280
	Ton Yi Industrial Corp.	298,000	151,478
	Tong Hsing Electronic Industries Ltd.	26,878	264,554
	Tong Ming Enterprise Co. Ltd.	10,000	21,152
	Tong Yang Industry Co. Ltd.	51,000	58,413
*	Tong-Tai Machine & Tool Co. Ltd.	40,000	23,293
	Top Bright Holding Co. Ltd.	2,000	8,952
	Top Union Electronics Corp.	15,517	14,928
*	TOPBI International Holdings Ltd.	40,607	15,914
	Topco Scientific Co. Ltd.	29,000	174,777
	Topco Technologies Corp.	13,000	38,892
	Topkey Corp.	17,000	82,349
	Topoint Technology Co. Ltd.	35,000	49,052
	Toung Loong Textile Manufacturing	23,000	28,205
	TPK Holding Co. Ltd.	89,000	128,287
	Trade-Van Information Services Co.	16,000	29,606
	Transart Graphics Co. Ltd.	6,000	15,394
	Transcend Information, Inc.	59,000	150,200
	Transcom, Inc.	4,000	23,448

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	TrueLight Corp.	21,000	$19,216
	Tsann Kuen Enterprise Co. Ltd.	19,000	23,834
	TSC Auto ID Technology Co. Ltd.	6,300	44,626
	TSRC Corp.	116,000	157,276
	TST Group Holding Ltd.	3,000	14,059
	TTFB Co. Ltd.	2,000	15,472
	TTY Biopharm Co. Ltd.	40,000	97,597
	Tul Corp.	13,000	72,774
	Tung Ho Steel Enterprise Corp.	121,270	299,408
	Tung Ho Textile Co. Ltd.	29,000	17,823
	Tung Thih Electronic Co. Ltd.	9,000	46,840
	Turvo International Co. Ltd.	10,000	38,174
#	TXC Corp.	80,000	274,079
	TYC Brother Industrial Co. Ltd.	22,000	14,920
*	Tycoons Group Enterprise	64,000	27,930
	Tyntek Corp.	45,000	43,269
*	TZE Shin International Co. Ltd.	30,000	18,971
	UDE Corp.	13,000	20,057
#	Ultra Chip, Inc.	14,350	97,697
	Unic Technology Corp.	21,000	15,441
#*	Union Bank Of Taiwan	431,778	223,285
	Uni-President Enterprises Corp.	1,098,000	2,691,165
	Unitech Computer Co. Ltd.	37,000	46,645
#	United Integrated Services Co. Ltd.	51,000	325,373
	United Orthopedic Corp.	15,000	16,128
	United Radiant Technology	28,000	17,441
*	United Recommend International Co. Ltd.	6,000	22,553
*	United Renewable Energy Co. Ltd.	99,571	73,261
††	Unity Opto Technology Co. Ltd.	140,000	3,888
	Univacco Technology, Inc.	15,000	14,123
	Universal Vision Biotechnology Co. Ltd.	7,000	68,149
	Universal, Inc.	12,000	21,050
	Unizyx Holding Corp.	109,000	117,809
#	UPC Technology Corp.	308,169	232,106
	Userjoy Technology Co. Ltd.	12,250	37,091
	USI Corp.	282,320	285,330
*	Usun Technology Co. Ltd.	9,000	9,995
	U-Tech Media Corp.	34,000	22,523
	Utechzone Co. Ltd.	15,000	52,881
	UVAT Technology Co. Ltd.	8,000	16,842
	Value Valves Co. Ltd.	5,000	16,562
	Ve Wong Corp.	23,000	27,581
	Ventec International Group Co. Ltd.	18,000	75,043
*	Victory New Materials Ltd. Co.	25,000	10,130
#	Viking Tech Corp.	14,000	38,699
	Visual Photonics Epitaxy Co. Ltd.	33,000	155,711
	Vivotek, Inc.	8,000	21,512
	Voltronic Power Technology Corp.	14,915	768,649
	Waffer Technology Corp.	23,000	26,383
	Wah Hong Industrial Corp.	13,000	15,288
	Wah Lee Industrial Corp.	39,780	146,043
	Walsin Lihwa Corp.	531,000	503,858
	Walsin Technology Corp.	67,000	373,906
	We & Win Development Co. Ltd.	30,000	10,697
	Wei Chuan Foods Corp.	40,000	31,091
	Weikeng Industrial Co. Ltd.	68,945	75,448
	Well Shin Technology Co. Ltd.	16,000	27,336
	Wha Yu Industrial Co. Ltd.	18,000	14,336
	Wholetech System Hitech Ltd.	18,000	30,659

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	70,000	$867,180
	Winbond Electronics Corp.	699,000	780,160
	Winmate, Inc.	7,000	19,635
	Winstek Semiconductor Co. Ltd.	12,000	12,876
	WinWay Technology Co. Ltd.	3,000	40,273
	Wisdom Marine Lines Co. Ltd.	91,102	247,504
	Wistron Corp.	745,436	847,312
	Wistron Information Technology & Services Corp.	10,000	30,411
	Wistron NeWeb Corp.	62,340	160,120
	Wiwynn Corp.	27,000	989,782
	Wonderful Hi-Tech Co. Ltd.	17,954	21,700
	Wowprime Corp.	12,000	54,990
	WPG Holdings Ltd.	542,400	1,069,313
	WT Microelectronics Co. Ltd.	144,000	448,263
	WUS Printed Circuit Co. Ltd.	30,780	35,938
	XAC Automation Corp.	24,000	23,306
	X-Legend Entertainment Co. Ltd.	8,000	14,491
	Xxentria Technology Materials Corp.	30,000	72,146
	Ya Horng Electronic Co. Ltd.	8,000	12,744
	Yageo Corp.	89,202	1,520,248
*	Yang Ming Marine Transport Corp.	246,000	911,163
	YC INOX Co. Ltd.	55,000	60,189
	YCC Parts Manufacturing Co. Ltd.	13,000	16,008
	Yea Shin International Development Co. Ltd.	48,000	39,427
#	Yem Chio Co. Ltd.	121,999	65,793
	Yen Sun Technology Corp.	9,000	11,688
	YFC-Boneagle Electric Co. Ltd.	16,000	13,116
#	YFY, Inc.	145,000	174,487
	Yi Jinn Industrial Co. Ltd.	62,000	40,753
	Yi Shin Textile Industrial Co. Ltd.	7,000	11,604
*	Yieh Phui Enterprise Co. Ltd.	336,756	268,417
	YONGGU Group, Inc.	11,000	24,534
	Yonyu Plastics Co. Ltd.	23,000	28,917
	Young Fast Optoelectronics Co. Ltd.	17,000	16,298
	Youngtek Electronics Corp.	28,000	84,457
	Yuan High-Tech Development Co. Ltd.	7,200	26,258
	Yuanta Financial Holding Co. Ltd.	1,131,800	1,040,610
	Yuanta Futures Co. Ltd.	8,000	14,327
	Yuen Chang Stainless Steel Co. Ltd.	18,000	20,850
	Yuen Foong Yu Consumer Products Co. Ltd.	23,000	39,980
	Yulon Finance Corp.	47,769	304,295
	Yulon Motor Co. Ltd.	227,264	339,248
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	52,780
	Yungshin Construction & Development Co. Ltd.	19,000	44,721
	YungShin Global Holding Corp.	46,000	70,644
	Yungtay Engineering Co. Ltd.	12,000	27,897
	Zeng Hsing Industrial Co. Ltd.	9,000	46,901
	Zenitron Corp.	34,000	40,167
	Zero One Technology Co. Ltd.	26,633	41,835
	Zhen Ding Technology Holding Ltd.	145,800	502,592
	Zhong Yang Technology Co. Ltd.	10,053	18,798
	Zig Sheng Industrial Co. Ltd.	86,000	47,475
	ZillTek Technology Corp.	6,000	87,504
*	Zinwell Corp.	72,000	49,431
	Zippy Technology Corp.	30,000	45,764
	ZongTai Real Estate Development Co. Ltd.	46,000	65,017
TOTAL TAIWAN			179,880,883

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (2.2%)
	2S Metal PCL	64,000	$10,572
	AAPICO Hitech PCL	34,100	26,629
	Advanced Information Technology	278,000	50,515
	AEON Thana Sinsap Thailand PCL	25,400	139,607
	After You PCL	38,600	11,941
	AgriPure Holdings PLC	90,200	17,745
	AI Energy PCL	57,875	7,196
*	Airports of Thailand PCL	279,300	534,776
	AJ Plast PCL	70,300	35,683
	Amanah Leasing PCL	58,700	8,533
	Amata Corp. PCL	95,700	61,510
*	Ananda Development PCL	590,800	27,681
	AP Thailand PCL	861,500	263,923
	Asia Plus Group Holdings PCL	545,200	61,242
	Asia Sermkij Leasing PCL	39,450	58,058
	Asian Insulators PCL	77,325	15,792
	Asian Sea Corp. PCL, Class F	44,200	21,904
*	Asset World Corp. PCL	436,700	64,269
	Bangchak Corp. PCL	378,200	315,214
	Bangkok Chain Hospital PCL	425,200	238,812
	Bangkok Commercial Asset Management PCL	350,600	214,814
	Bangkok Dusit Medical Services PCL, Class F	446,800	300,595
	Bangkok Expressway & Metro PCL	923,700	227,492
	Bangkok Insurance PCL	26,900	214,909
	Bangkok Land PCL	2,786,800	88,722
	Bangkok Life Assurance PCL	16,100	20,672
	BCPG PCL	285,200	103,647
*	BEC World PCL	319,800	127,747
	Berli Jucker PCL	178,100	169,836
*	Bound & Beyond PCL	36,000	14,813
	BTS Group Holdings PCL	607,900	167,974
	Bumrungrad Hospital PCL	65,700	278,231
	Cal-Comp Electronics Thailand PCL, Class F	1,157,000	103,555
	Carabao Group PCL, Class F	48,300	147,243
*	Central Plaza Hotel PCL	20,000	21,024
	Central Retail Corp. PCL	293,250	299,459
	CH Karnchang PCL	308,500	195,505
	Chularat Hospital PCL, Class F	1,577,000	156,303
	CIMB Thai Bank PCL	636,000	17,765
	Com7 PCL, Class F	132,300	311,925
*	Country Group Holdings PCL, Class F	314,000	16,598
	CP ALL PCL	400,300	754,432
	Delta Electronics Thailand PCL	28,700	299,111
*	Demco PCL	273,100	31,169
*	Dhipaya Group Holdings PCL	200,400	437,877
	Diamond Building Products PCL	101,400	25,430
	Do Day Dream PCL	27,700	13,561
	Dohome PCL	178,858	118,719
	Dynasty Ceramic PCL	1,232,400	108,823
*	E for L Aim PCL	3,161,500	15,193
	Eastern Polymer Group PCL, Class F	275,100	84,278
	Eastern Power Group PCL	116,500	21,869
	Eastern Water Resources Development & Management PCL, Class F	200,000	56,465
	Ekachai Medical Care PCL	71,900	15,764
	Energy Absolute PCL	174,600	468,030
*	Esso Thailand PCL	290,200	67,113
	Exotic Food PCL, Class F	52,700	31,340
	Forth Corp. PCL	56,400	32,863
	Forth Smart Service PCL	159,400	53,620

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Fortune Parts Industry PCL, Class F	205,700	$21,129
	Frasers Property Thailand PCL	84,300	33,928
*	G J Steel PCL	2,504,500	42,124
	Global Green Chemicals PCL, Class F	200,700	83,788
	Gunkul Engineering PCL	1,316,200	272,767
	Haad Thip PCL	21,600	22,544
	Hana Microelectronics PCL	113,000	235,876
	Home Product Center PCL	807,600	342,008
	Humanica PCL	46,300	18,773
	Hwa Fong Rubber Thailand PCL	63,500	15,448
	Ichitan Group PCL	152,500	45,803
	Index Livingmall PCL	18,600	10,614
	Indorama Ventures PCL	370,400	528,428
	Infraset PCL	100,800	20,436
	Interlink Communication PCL	112,600	26,041
*	Interlink Telecom PCL	67,900	11,522
	Intouch Holdings PCL, Class F	26,100	60,164
	IRPC PCL	3,718,800	424,431
	Jasmine International PCL	716,700	72,327
*	Jasmine Technology Solution PCL	20,800	106,202
	Jay Mart PCL	45,700	73,433
	JKN Global Media PCL	125,400	28,812
	JSP Property PCL	32,700	894
	Jubilee Enterprise PCL	41,000	28,938
	JWD Infologistics PCL	92,500	56,397
	Kang Yong Electric PCL	1,200	13,263
	Karmarts PCL	361,500	38,218
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	9,295
	Kasikornbank PCL	46,600	210,641
	Kasikornbank PCL	28,200	126,623
	KCE Electronics PCL	141,200	304,283
*	Khon Kaen Sugar Industry PCL	439,200	49,071
	Kiatnakin Phatra Bank PCL	53,500	111,676
	Krung Thai Bank PCL	196,900	82,793
	Krungthai Card PCL	160,200	288,692
	Ladprao General Hospital PCL, Class F	40,000	7,389
	Lalin Property PCL	148,400	48,583
	Land & Houses PCL	1,657,100	487,748
	LH Financial Group PCL	907,300	38,151
*	Loxley PCL	724,500	53,094
	LPN Development PCL	654,100	99,210
*	MBK PCL	141,346	54,339
	MC Group PCL	106,000	28,971
*	MDX PCL	107,900	21,713
	Mega Lifesciences PCL	121,400	169,548
	Millcon Steel PCL	310,700	10,825
*	Minor International PCL	201,504	184,588
	MK Restaurants Group PCL	50,000	78,465
*	Mono Next PCL	305,000	28,214
*	More Return PCL	389,200	20,106
	Namyong Terminal PCL	77,900	10,622
*	Nawarat Patanakarn PCL	500,000	14,867
	Netbay PCL	24,000	17,228
	Noble Development PCL	258,300	48,875
	Northeast Rubber PCL	106,900	23,759
*	Nusasiri PCL	743,300	29,245
	Origin Property PCL, Class F	284,600	98,300
	Osotspa PCL	375,500	363,715
*	Plan B Media PCL, Class F	994,572	237,479

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	89,700	$64,658
*	Power Solution Technologies PCL, Class F	178,060	12,514
	Praram 9 Hospital PCL	32,600	11,162
	Premier Marketing PCL	111,900	33,273
	Prima Marine PCL	126,800	22,469
*	Principal Capital PCL	118,400	16,358
	Property Perfect PCL	2,922,200	49,150
	Pruksa Holding PCL	242,800	105,740
	PTG Energy PCL	287,500	126,934
	PTT Global Chemical PCL	253,100	429,498
	Pylon PCL	55,700	7,863
	Quality Houses PCL	2,547,100	180,542
	R&B Food Supply PCL	31,300	17,956
*	Raimon Land PCL	716,700	20,665
	Rajthanee Hospital PCL	31,400	30,886
	Ratchaphruek Hospital PCL, Class F	60,100	11,011
	Ratchthani Leasing PCL	563,737	71,451
*	RS PCL	101,200	55,015
	S 11 Group PCL	62,700	12,806
*	S Hotels & Resorts PCL	170,400	17,913
*	S Kijchai Enterprise PCL, Class F	57,400	13,189
	Sabina PCL	24,600	15,885
	Sahamitr Pressure Container PCL	71,900	28,289
	Saha-Union PCL	41,400	41,966
*	Samart Corp. PCL	156,200	30,494
*	Samart Telcoms PCL	76,700	20,157
	Sansiri PCL	5,141,200	203,826
	Sappe PCL	57,200	42,778
	SC Asset Corp. PCL	699,600	79,846
	SCG Ceramics PCL	248,200	16,847
	SCG Packaging PCL	32,100	60,016
*	SEAFCO PCL	227,290	30,310
	Sena Development PCL	228,900	33,550
	Siam Cement PCL	12,900	149,554
	Siam Commercial Bank PCL	74,300	280,062
	Siam Global House PCL	359,484	205,142
	Siam Makro PCL	30,506	36,878
*	Siam Wellness Group PCL, Class F	27,450	5,648
	Siamgas & Petrochemicals PCL	263,500	102,883
	Sikarin PCL, Class F	132,000	51,936
*	Simat Technologies PCL	253,600	30,467
*	Singha Estate PCL	706,700	41,390
	Sino-Thai Engineering & Construction PCL	251,900	108,946
	SiS Distribution Thailand PCL	22,200	28,504
	SKY ICT PCL, Class F	28,000	9,671
	SNC Former PCL	27,900	14,497
	Somboon Advance Technology PCL	78,200	54,255
	SPCG PCL	217,100	121,933
	Sri Trang Agro-Industry PCL	177,500	159,934
	Sri Trang Gloves Thailand PCL	473,100	412,071
	Sriracha Construction PCL	31,600	14,141
	Srisawad Corp. PCL	215,720	390,363
	Srisawad Finance PCL	12,000	10,092
*	Srithai Superware PCL	359,200	14,133
	Srivichai Vejvivat PCL	64,300	20,278
*	Star Petroleum Refining PCL	366,300	105,616
*	STARK Corp. PCL	768,800	104,369
*	Stars Microelectronics Thailand PCL	115,900	17,927
	Supalai PCL	497,900	339,460

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Super Energy Corp. PCL	6,971,700	$198,922
	Susco PCL	321,100	34,140
	SVI PCL	89,600	19,510
	Synnex Thailand PCL	64,900	57,990
	Syntec Construction PCL	213,300	12,941
	TAC Consumer PCL, Class F	86,200	18,641
	Taokaenoi Food & Marketing PCL, Class F	110,400	23,874
*	Tata Steel Thailand PCL	502,200	21,418
	Thai Nakarin Hospital PCL	18,000	18,516
	Thai Oil PCL	299,800	472,729
	Thai President Foods PCL, Class F	7,500	48,205
	Thai Rayon PCL	27,400	43,616
	Thai Reinsurance PCL	537,000	17,903
*	Thai Rubber Latex Group PCL	257,760	19,664
	Thai Stanley Electric PCL, Class F	9,200	51,810
	Thai Union Group PCL, Class F	470,500	295,343
	Thai Vegetable Oil PCL	117,100	111,666
	Thai Wah PCL, Class F	70,400	12,052
	Thaicom PCL	129,600	39,703
	Thaire Life Assurance PCL, Class F	192,900	28,968
	Thanachart Capital PCL	61,800	75,173
	Thitikorn PCL	37,600	12,987
	Thonburi Healthcare Group PCL	57,900	71,299
	Tipco Asphalt PCL	183,800	99,918
	TIPCO Foods PCL	79,100	21,857
	Tisco Financial Group PCL	52,200	154,821
	TKS Technologies PCL	78,800	35,028
	TMBThanachart Bank PCL	2,794,099	114,131
	TOA Paint Thailand PCL	267,000	244,586
	Total Access Communication PCL	122,400	170,026
	TQM Corp. PCL	56,000	81,153
*	Triton Holding PCL	1,264,900	9,498
	True Corp. PCL	1,556,800	225,373
*	TTCL PCL	66,100	9,529
	TTW PCL	352,100	123,729
*	U City PCL, Class F	986,100	58,049
	Union Auction PCL	46,200	13,182
*	Unique Engineering & Construction PCL	257,300	44,049
	United Paper PCL	83,200	41,981
	Univentures PCL	258,800	26,894
	Vanachai Group PCL	99,600	25,128
	VGI PCL	538,600	88,971
	Vinythai PCL	90,500	105,327
	WHA Corp. PCL	786,200	80,757
	WHA Utilities and Power PCL	172,400	21,437
	WICE Logistics PCL	20,000	12,615
	Workpoint Entertainment PCL	89,600	61,895
	Ziga Innovation PCL	86,300	13,090
TOTAL THAILAND			22,133,765
TURKEY — (0.4%)
*	Adese Alisveris Merkezleri Ticaret AS	374,843	21,158
	Agesa Hayat ve Emeklilik AS	7,786	16,498
	Akbank TAS	311,293	187,548
	Aksigorta AS	31,990	19,140
	Alkim Alkali Kimya AS	15,773	23,480
	Anadolu Anonim Turk Sigorta Sirketi	58,272	27,153
	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,192	41,969
	Anadolu Hayat Emeklilik AS	19,654	22,326

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Arcelik AS	39,236	$151,835
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	66,416
	Aygaz AS	5,453	9,728
	BIM Birlesik Magazalar AS	40,158	212,410
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	21,145
#	Borusan Yatirim ve Pazarlama AS	1,401	37,524
	Coca-Cola Icecek AS	14,013	120,529
	Deva Holding AS	8,625	20,154
	Dogan Sirketler Grubu Holding AS	353,461	80,280
	Dogus Otomotiv Servis ve Ticaret AS	8,999	32,178
	EGE Endustri VE Ticaret AS	224	29,461
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	22,974
Ω	Enerjisa Enerji AS	38,665	43,039
	Eregli Demir ve Celik Fabrikalari TAS	55,419	114,347
*	Fenerbahce Futbol AS	6,067	12,206
	Ford Otomotiv Sanayi AS	7,423	138,487
	Goodyear Lastikleri TAS	25,809	18,007
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	44,118
*	GSD Holding AS	159,636	31,424
#*	Gubre Fabrikalari TAS	6,562	39,094
#*	Hektas Ticaret TAS	114,193	123,699
*	Ihlas Holding AS	285,161	11,998
	Is Yatirim Menkul Degerler AS, Class A	42,746	66,745
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	31,320	24,345
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	23,017	17,818
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	78,533	70,740
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	17,394
*	Koza Altin Isletmeleri AS	3,880	37,560
*	Koza Anadolu Metal Madencilik Isletmeleri AS	50,496	87,565
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	41,470
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	26,340
*	Migros Ticaret AS	7,362	22,654
*Ω	MLP Saglik Hizmetleri AS	10,490	26,909
	Otokar Otomotiv Ve Savunma Sanayi AS	2,650	76,401
*	Petkim Petrokimya Holding AS	223,129	144,887
*	Reysas Tasimacilik ve Lojistik Ticaret AS	39,132	14,480
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,514	60,972
#*	Sasa Polyester Sanayi AS	24,440	86,169
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	30,121
*	TAV Havalimanlari Holding AS	32,931	90,608
	Tekfen Holding AS	27,917	53,031
*	Teknosa Ic Ve Dis Ticaret AS	25,300	14,245
	Tofas Turk Otomobil Fabrikasi AS	34,780	208,863
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	42,861
	Turk Traktor ve Ziraat Makineleri AS	3,310	54,995
	Turkiye Garanti Bankasi AS	236,271	211,783
*	Turkiye Halk Bankasi AS	130,977	48,575
*	Turkiye Petrol Rafinerileri AS	3,508	45,186
#	Turkiye Sinai Kalkinma Bankasi AS	640,671	73,245
*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	57,893
	Ulker Biskuvi Sanayi AS	20,543	26,551
	Vestel Elektronik Sanayi ve Ticaret AS	17,643	32,148
	Yapi ve Kredi Bankasi AS	379,984	116,618
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	20,196
*	Zorlu Enerji Elektrik Uretim AS	90,125	11,542
TOTAL TURKEY			3,701,235
UNITED ARAB EMIRATES — (1.0%)
	Abu Dhabi Commercial Bank PJSC	321,627	784,574

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi Islamic Bank PJSC	466,506	$885,527
	Abu Dhabi National Insurance Co. PSC	13,260	24,404
	Abu Dhabi National Oil Co. for Distribution PJSC	324,970	365,961
*	Abu Dhabi Ship Building Co. PJSC	15,970	16,978
	Agthia Group PJSC	61,764	84,557
*	Ajman Bank PJSC	162,820	35,364
*	Amlak Finance PJSC	124,149	31,007
	Aramex PJSC	221,379	247,301
*	Deyaar Development PJSC	573,951	74,930
*	Dubai Financial Market PJSC	170,754	111,794
	Dubai Investments PJSC	586,027	365,678
	Dubai Islamic Bank PJSC	264,832	398,418
*	Emaar Development PJSC	301,843	356,212
	Emaar Properties PJSC	612,810	816,557
	Emirates Integrated Telecommunications Co. PJSC	253,012	449,177
	Emirates NBD Bank PJSC	224,459	818,637
	Emirates Telecommunications Group Co. PJSC	242,135	2,180,495
*	Eshraq Investments PJSC	452,979	41,083
	First Abu Dhabi Bank PJSC	291,293	1,589,306
*	International Holding Co. PJSC	6,187	257,160
	Islamic Arab Insurance Co.	50,474	10,392
*	Manazel PJSC	301,353	40,369
	National Central Cooling Co. PJSC	38,010	26,106
*	RAK Properties PJSC	397,886	89,377
	Ras Al Khaimah Ceramics	132,162	107,962
	SHUAA Capital PSC	265,287	47,449
*	Union Properties PJSC	564,802	47,120
TOTAL UNITED ARAB EMIRATES			10,303,895
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	13,797	84,164
UNITED STATES — (0.0%)
	Sempra Energy	684	94,625
TOTAL COMMON STOCKS			993,709,534
PREFERRED STOCKS — (0.8%)
BELIZE — (0.0%)
	Track & Field Co. SA	4,600	10,231
BRAZIL — (0.7%)
	Alpargatas SA	16,525	90,497
	Banco ABC Brasil SA	24,427	72,866
Ω	Banco BMG SA	27,100	16,025
	Banco Bradesco SA	443,164	1,902,815
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	123,520
Ω	Banco Inter SA	34,168	55,852
	Banco Pan SA	32,900	67,719
	Braskem SA Class A	10,800	100,005
	Centrais Eletricas Brasileiras SA Class B	22,900	148,696
	Centrais Eletricas Santa Catarina	3,500	42,975
	Cia de Saneamento do Parana	115,531	87,245
	Cia Energetica de Minas Gerais	267,621	661,732
	Cia Energetica de Sao Paulo Class B	57,900	253,948
	Cia Energetica do Ceara Class A	2,900	29,491
	Cia Paranaense de Energia	428,216	579,008
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	7,287
	Eucatex SA Industria e Comercio	27,000	45,813

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Gerdau SA	100,700	$527,954
	Grazziotin SA	2,000	14,666
	Itau Unibanco Holding SA	373,100	1,779,745
	Marcopolo SA	188,554	121,439
	Randon SA Implementos e Participacoes	56,100	127,200
	Schulz SA	8,800	13,772
	Unipar Carbocloro SA Class B	14,100	249,334
TOTAL BRAZIL			7,119,604
CHILE — (0.1%)
	Embotelladora Andina SA Class B	64,229	138,155
	Sociedad Quimica y Minera de Chile SA Class B	4,213	225,623
TOTAL CHILE			363,778
COLOMBIA — (0.0%)
*	Banco Davivienda SA	2,031	17,132
	Grupo Aval Acciones y Valores SA	442,029	126,189
	Grupo de Inversiones Suramericana SA	17,134	124,736
TOTAL COLOMBIA			268,057
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,829
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	237	13,259
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	407,904	138,148
THAILAND — (0.0%)
*	U City PCL	1,840,500	68,545
TOTAL PREFERRED STOCKS			7,984,451
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	CITIC Securities Co. Ltd. Rights 02/23/22	55,350	21,864
MALAYSIA — (0.0%)
*	PESTECH International Bhd Warrants 12/15/28	12,862	953
SOUTH KOREA — (0.0%)
*	DAE YU Co. Ltd. Rights Exp 01/03/22	2,145	1,272
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	4,736	6,679
TOTAL SOUTH KOREA			7,951
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	139,000	16,908
*	Ekachai Medical Care PCL Warrants 11/14/24	17,975	858
*	MBK PCL Warrants 11/15/24	5,654	1,647
*	Nfraset PCL Warrants Exp 10/14/21	50,400	7,190
*	Plan B Media PCL Warrants 01/13/25	36,836	2,180

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Thai Rubber Latex Group PCL Warrants 09/29/24	42,960	$761
TOTAL THAILAND		29,544
TOTAL RIGHTS/WARRANTS		60,312
TOTAL INVESTMENT SECURITIES (Cost $873,415,319)		1,001,754,297

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	866,467	10,024,152
TOTAL INVESTMENTS — (100.0%)
(Cost $883,438,140)^^			$1,011,778,449
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belize	—	$12,874	—	$12,874
Brazil	$33,596,811	148,366	—	33,745,177
Chile	1,147,593	3,281,249	—	4,428,842
China	33,610,457	286,708,134	$212,174	320,530,765
Colombia	871,033	—	—	871,033
Czech Republic	—	434,287	—	434,287
Egypt	367,309	—	—	367,309
Gabon	—	29,596	—	29,596
Greece	—	3,167,871	—	3,167,871
Hong Kong	—	723,827	—	723,827
Hungary	—	1,561,728	—	1,561,728
India	9,898,603	133,666,273	—	143,564,876
Indonesia	335,890	9,994,039	9,728	10,339,657
Malaysia	—	11,371,304	—	11,371,304
Mexico	15,981,618	63,023	—	16,044,641
Peru	889,929	—	—	889,929
Philippines	—	5,563,466	—	5,563,466
Poland	—	7,846,597	—	7,846,597
Qatar	—	7,729,573	—	7,729,573
Russia	2,259,717	788,810	—	3,048,527
Saudi Arabia	60,983	33,073,027	—	33,134,010
South Africa	4,375,839	20,998,954	—	25,374,793
South Korea	5,182,844	141,541,553	5,888	146,730,285
Taiwan	12,476,306	167,400,689	3,888	179,880,883
Thailand	21,964,325	169,440	—	22,133,765
Turkey	—	3,701,235	—	3,701,235
United Arab Emirates	—	10,303,895	—	10,303,895
United Kingdom	—	84,164	—	84,164
United States	94,625	—	—	94,625
Preferred Stocks
Belize	10,231	—	—	10,231
Brazil	7,103,579	16,025	—	7,119,604
Chile	—	363,778	—	363,778
Colombia	268,057	—	—	268,057
Philippines	—	2,829	—	2,829
South Korea	—	13,259	—	13,259

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$138,148	—	—	$138,148
Thailand	68,545	—	—	68,545
Rights/Warrants
China	—	$21,864	—	21,864
Malaysia	—	953	—	953
South Korea	—	7,951	—	7,951
Thailand	—	29,544	—	29,544
Securities Lending Collateral	—	10,024,152	—	10,024,152
TOTAL	$150,702,442	$860,844,329	$231,678^	$1,011,778,449

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (3.2%)
*	Alper Consultoria e Corretora de Seguros SA	1,700	$10,927
*	Americanas SA	19,527	116,605
*	Anima Holding SA	27,507	45,740
	Atacadao SA	68,302	214,420
*	BK Brasil Operacao e Assessoria a Restaurantes SA	33,371	39,152
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	42,925
*	BRF SA	37,195	156,412
	Camil Alimentos SA	21,849	36,785
	Cia Brasileira de Distribuicao	25,039	106,708
	Cia de Locacao das Americas	67,707	334,448
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	59,558
	Cia Siderurgica Nacional SA	38,309	184,255
	Cielo SA	224,100	97,066
*	Cogna Educacao	187,662	91,179
	Construtora Tenda SA	4,034	12,163
	CSU Cardsystem SA	6,673	18,661
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,559	117,054
	Dexco SA	47,606	134,029
	Dimed SA Distribuidora da Medicamentos	11,900	30,769
	Direcional Engenharia SA	16,400	42,466
*	Embraer SA	84,766	324,212
*	Embraer SA, Sponsored ADR	6,184	94,924
*	Empreendimentos Pague Menos S/A	12,000	19,435
	Enauta Participacoes SA	16,500	47,417
	Eternit SA	9,700	32,278
	Even Construtora e Incorporadora SA	15,400	21,490
	Ez Tec Empreendimentos e Participacoes SA	17,678	71,177
	Gerdau SA, Sponsored ADR	2,611	13,655
	Grendene SA	42,100	71,910
*	Grupo De Moda Soma SA	14,463	39,495
*	Grupo Mateus SA	70,800	81,465
	Guararapes Confeccoes SA	16,144	38,733
*	Hidrovias do Brasil SA	45,180	26,461
	Hypera SA	51,100	299,377
	Industrias Romi SA	6,416	20,540
	Iochpe-Maxion SA	16,400	46,543
*	IRB Brasil Resseguros SA	153,000	94,219
	JHSF Participacoes SA	45,058	54,561
	Kepler Weber SA	2,200	16,116
	M Dias Branco SA	11,168	48,646
	Mahle-Metal Leve SA	6,800	41,849
	Mills Estruturas e Servicos de Engenharia SA	42,900	51,867
	Movida Participacoes SA	25,489	79,106
	MRV Engenharia e Participacoes SA	53,300	134,603
	Multiplan Empreendimentos Imobiliarios SA	43,494	176,102
	Porto Seguro SA	19,744	73,732
	Positivo Tecnologia SA	28,500	50,236
*	Rumo SA	166,828	490,735
	Sao Carlos Empreendimentos e Participacoes SA	4,400	32,979
	Sao Martinho SA	33,622	232,627
Ω	Ser Educacional SA	11,600	25,275
	SLC Agricola SA	15,290	132,396
	Sul America SA	62,037	296,744
	Tegma Gestao Logistica SA	6,400	17,958
	TIM SA	123,875	309,565

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Trisul SA	19,000	$22,971
	Tupy SA	12,000	47,163
	Ultrapar Participacoes SA	94,870	269,955
	Unipar Carbocloro SA	1,283	22,468
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	66,904
	Vibra Energia SA	158,205	682,265
	Vulcabras Azaleia SA	13,400	23,746
	YDUQS Participacoes SA	44,975	187,265
TOTAL BRAZIL			6,822,487
CHILE — (0.4%)
*	Camanchaca SA	101,696	4,878
	CAP SA	8,892	99,923
	Cencosud SA	96,227	177,340
	Cia Sud Americana de Vapores SA	1,495,156	129,951
*	Clinica Las Condes SA	256	6,120
	Empresa Nacional de Telecomunicaciones SA	15,904	65,960
	Empresas CMPC SA	64,831	119,028
	Grupo Security SA	124,217	19,066
	Hortifrut SA	29,281	34,754
	Inversiones Aguas Metropolitanas SA	75,530	43,478
	Inversiones La Construccion SA	1,182	5,252
	PAZ Corp. SA	24,759	12,376
	Ripley Corp. SA	60,695	12,577
	Salfacorp SA	59,339	24,861
	Sigdo Koppers SA	56,342	57,698
	SMU SA	105,444	12,455
	Sociedad Matriz SAAM SA	630,242	42,889
	SONDA SA	48,024	20,653
TOTAL CHILE			889,259
CHINA — (24.3%)
*	21Vianet Group, Inc., ADR	15,168	150,467
	263 Network Communications Co. Ltd., Class A	42,100	27,724
	360 DigiTech, Inc., ADR	12,922	255,726
*	361 Degrees International Ltd.	154,000	89,119
*Ω	3SBio, Inc.	219,000	173,403
	5I5J Holding Group Co. Ltd., Class A	18,200	8,674
	AAC Technologies Holdings, Inc.	101,000	306,674
Ω	AAG Energy Holdings Ltd.	78,000	14,458
	Addsino Co. Ltd., Class A	10,600	24,824
	Advanced Technology & Materials Co. Ltd., Class A	28,900	40,146
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	32,518
	Agile Group Holdings Ltd.	252,000	133,584
*	Air China Ltd., Class H	270,000	203,550
	Ajisen China Holdings Ltd.	105,000	17,257
*	Alibaba Pictures Group Ltd.	1,670,000	189,116
Ω	A-Living Smart City Services Co. Ltd.	64,750	126,059
*	Alpha Group, Class A	21,700	19,735
*	Aluminum Corp. of China Ltd., Class H	590,000	310,497
	Angang Steel Co. Ltd., Class H	264,600	116,107
	Anhui Guangxin Agrochemical Co. Ltd., Class A	4,500	23,912
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	10,665
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	23,800	51,197
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	11,463
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	24,194
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	68,792
*	Anton Oilfield Services Group	374,000	22,978

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aoyuan Healthy Life Group Co. Ltd.	20,000	$6,697
	APT Satellite Holdings Ltd.	118,000	35,539
*	Art Group Holdings Ltd.	15,000	587
*Ω	Ascletis Pharma, Inc.	26,000	13,224
	Asia Cement China Holdings Corp.	115,000	79,828
Ω	AsiaInfo Technologies Ltd.	26,000	48,039
	AviChina Industry & Technology Co. Ltd., Class H	447,000	252,265
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	123,289
Ω	BAIOO Family Interactive Ltd.	80,000	5,774
	Bank of Changsha Co. Ltd., Class A	32,200	39,913
	Bank of Chengdu Co. Ltd., Class A	17,300	38,450
#	Bank of Chongqing Co. Ltd., Class H	69,500	41,116
	Bank of Guiyang Co. Ltd., Class A	38,500	39,608
	Bank of Suzhou Co. Ltd., Class A	40,500	43,447
*	Bank of Tianjin Co. Ltd., Class H	49,000	12,808
*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	29,544
*	Baoye Group Co. Ltd., Class H	50,000	28,425
*	Baozun, Inc., Class A	22,700	94,000
	BBMG Corp., Class H	267,000	41,887
	Beibuwan Port Co. Ltd., Class A	20,900	25,721
	Beijing Capital Development Co. Ltd., Class A	16,400	15,058
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	48,849
*	Beijing Capital International Airport Co. Ltd., Class H	306,000	204,293
	Beijing Dabeinong Technology Group Co. Ltd., Class A	42,600	61,756
	Beijing Enlight Media Co. Ltd., Class A	44,300	73,714
*	Beijing Enterprises Clean Energy Group Ltd.	1,640,000	20,031
	Beijing Enterprises Holdings Ltd.	85,000	289,763
*	Beijing Enterprises Urban Resources Group Ltd.	260,000	18,153
	Beijing Enterprises Water Group Ltd.	832,000	324,513
*††	Beijing Gas Blue Sky Holdings Ltd.	776,000	2,170
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,377	31,561
*	Beijing Health Holdings Ltd.	768,000	9,203
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	31,369
	Beijing North Star Co. Ltd., Class H	92,000	13,838
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	11,800	21,520
	Beijing Originwater Technology Co. Ltd., Class A	36,800	38,377
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,300	35,961
	Beijing Shougang Co. Ltd., Class A	21,200	18,700
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	46,860
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	17,107
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	23,461
*	Beijing Ultrapower Software Co. Ltd., Class A	25,700	21,765
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	41,717
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	13,800	29,104
	Bestsun Energy Co. Ltd., Class A	36,200	28,778
	Binhai Investment Co. Ltd.	64,000	12,780
	Blue Sail Medical Co. Ltd., Class A	15,700	37,238
	BOC International China Co. Ltd., Class A	11,600	22,184
*	Bohai Leasing Co. Ltd., Class A	71,897	30,361
	Bright Dairy & Food Co. Ltd., Class A	14,600	29,434
*	Brilliance China Automotive Holdings Ltd.	424,000	199,280
#	BYD Electronic International Co. Ltd.	86,000	260,105
	C C Land Holdings Ltd.	243,000	57,259
	C&D International Investment Group Ltd.	28,340	53,832
*	CA Cultural Technology Group Ltd.	55,000	1,770
	Cabbeen Fashion Ltd.	43,000	15,542
	Caitong Securities Co. Ltd., Class A	36,800	56,704
	Camel Group Co. Ltd., Class A	13,000	28,256

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Capital Environment Holdings Ltd.	618,000	$13,064
	Carrianna Group Holdings Co. Ltd.	214,000	18,699
	CECEP Solar Energy Co. Ltd., Class A	43,300	60,139
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	27,700	11,694
	CECEP Wind-Power Corp., Class A	47,700	38,349
	Central China Management Co. Ltd.	188,000	32,214
	Central China Real Estate Ltd.	188,000	20,306
	Central China Securities Co. Ltd., Class H	107,000	20,779
	Changjiang Securities Co. Ltd., Class A	81,400	90,133
	Chaowei Power Holdings Ltd.	99,000	28,096
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	4,400	8,396
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	24,507
	Chengtun Mining Group Co. Ltd., Class A	30,900	42,901
	China Aerospace International Holdings Ltd.	434,000	28,459
*	China Agri-Products Exchange Ltd.	591,408	8,266
	China Aircraft Leasing Group Holdings Ltd.	51,500	35,631
	China BlueChemical Ltd., Class H	352,000	96,362
Ω	China Bohai Bank Co. Ltd., Class H	345,000	86,550
*	China CAMC Engineering Co. Ltd., Class A	8,800	9,793
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	286,952
#	China Coal Energy Co. Ltd., Class H	317,000	177,413
	China Communications Services Corp. Ltd., Class H	406,000	216,113
	China Conch Venture Holdings Ltd.	201,500	957,866
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	220,000	32,220
#*	China Dili Group	334,200	81,686
	China Dongxiang Group Co. Ltd.	642,000	53,430
*	China Eastern Airlines Corp. Ltd., ADR	1,223	23,995
*	China Eastern Airlines Corp. Ltd., Class H	346,000	134,809
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	24,702
*	China Energy Engineering Corp Ltd	228,779	95,295
#	China Energy Engineering Corp. Ltd., Class H	362,000	57,696
	China Everbright Ltd.	228,000	258,351
	China Express Airlines Co. Ltd., Class A	6,200	12,754
*	China Film Co. Ltd., Class A	21,400	41,816
	China Foods Ltd.	212,000	87,800
	China Galaxy Securities Co. Ltd., Class H	494,000	292,930
	China Gas Holdings Ltd.	390,000	662,603
	China Glass Holdings Ltd.	122,000	26,348
	China Great Wall Securities Co. Ltd., Class A	27,400	49,419
	China Hanking Holdings Ltd.	56,000	10,819
	China Harmony Auto Holding Ltd.	156,500	86,345
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	19,982
#*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	67,485
	China Hongqiao Group Ltd.	340,500	384,740
*††Ω	China Huarong Asset Management Co. Ltd., Class H	1,938,000	103,151
	China International Marine Containers Group Co. Ltd., Class H	67,980	122,637
	China Jinmao Holdings Group Ltd.	380,000	138,043
	China Kepei Education Group Ltd.	22,000	7,078
	China Lesso Group Holdings Ltd.	148,000	257,299
	China Lilang Ltd.	100,000	56,892
	China Medical System Holdings Ltd.	160,000	267,925
	China Meheco Co. Ltd., Class A	10,900	18,548
	China Merchants Energy Shipping Co. Ltd., Class A	85,200	52,318
	China Merchants Land Ltd.	332,000	34,609
	China Merchants Port Holdings Co. Ltd.	264,000	487,916
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	19,655
	China Modern Dairy Holdings Ltd.	494,000	84,168
	China National Accord Medicines Corp. Ltd., Class A	4,000	20,715
	China National Building Material Co. Ltd., Class H	900,000	1,168,967

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	10,800	$47,440
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	18,357
*	China Oceanwide Holdings Ltd.	220,000	3,753
*	China Oil & Gas Group Ltd.	1,080,000	56,889
	China Oilfield Services Ltd., Class H	252,000	247,832
	China Oriental Group Co. Ltd.	150,000	44,133
	China Overseas Grand Oceans Group Ltd.	300,000	179,244
	China Publishing & Media Co. Ltd., Class A	10,200	8,380
	China Railway Hi-tech Industry Co. Ltd., Class A	22,100	28,947
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	101,207
*	China Rare Earth Holdings Ltd.	348,000	36,387
Ω	China Renaissance Holdings Ltd.	23,200	40,810
	China Resources Cement Holdings Ltd.	402,000	346,415
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	28,777
	China Resources Gas Group Ltd.	130,000	651,202
	China Resources Medical Holdings Co. Ltd.	161,000	90,898
Ω	China Resources Pharmaceutical Group Ltd.	159,500	77,998
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,500	73,647
	China Risun Group Ltd.	137,000	74,879
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	9,329
#	China Sanjiang Fine Chemicals Co. Ltd.	149,000	44,655
	China SCE Group Holdings Ltd.	332,000	74,176
#*	China Shanshui Cement Group Ltd.	272,000	70,900
*Ω	China Shengmu Organic Milk Ltd.	453,000	29,150
	China Shineway Pharmaceutical Group Ltd.	66,000	59,413
	China Shuifa Singyes Energy Holdings Ltd.	56,000	9,736
*	China Silver Group Ltd.	142,000	10,461
	China South City Holdings Ltd.	652,000	52,096
	China South Publishing & Media Group Co. Ltd., Class A	30,700	45,225
*	China Southern Airlines Co. Ltd., Class H	236,000	151,098
	China State Construction International Holdings Ltd.	148,000	175,198
*	China Sunshine Paper Holdings Co. Ltd.	71,500	24,128
	China Taiping Insurance Holdings Co. Ltd.	234,200	331,336
#*	China Tianrui Group Cement Co. Ltd.	72,000	58,511
*	China Tianying, Inc., Class A	14,600	11,849
	China Traditional Chinese Medicine Holdings Co. Ltd.	512,000	298,587
	China TransInfo Technology Co. Ltd., Class A	14,300	30,592
#*	China Travel International Investment Hong Kong Ltd.	334,000	68,891
*	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	26,239
Ω	China Vast Industrial Urban Development Co. Ltd.	64,000	12,194
	China West Construction Group Co. Ltd., Class A	12,600	15,785
	China XLX Fertiliser Ltd.	71,000	50,184
	China Yongda Automobiles Services Holdings Ltd.	146,000	186,809
*	China ZhengTong Auto Services Holdings Ltd.	78,000	6,402
	China Zheshang Bank Co. Ltd., Class H	244,000	97,311
*††	China Zhongwang Holdings Ltd.	360,400	58,240
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	20,756
	Chongqing Department Store Co. Ltd., Class A	2,400	10,358
	Chongqing Dima Industry Co. Ltd., Class A	22,000	8,281
*	Chongqing Iron & Steel Co. Ltd., Class H	66,000	10,520
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,721
	Chongqing Rural Commercial Bank Co. Ltd., Class H	436,000	159,805
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	18,016
	CIFI Holdings Group Co. Ltd.	525,135	343,067
	CIMC Enric Holdings Ltd.	128,000	157,042
*	Cinda Real Estate Co. Ltd., Class A	18,100	10,790
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	28,810
*	CITIC Resources Holdings Ltd.	674,000	43,447

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Citychamp Watch & Jewellery Group Ltd.	204,000	$36,949
	CMGE Technology Group Ltd.	76,000	29,561
	CMST Development Co. Ltd., Class A	27,600	24,741
*	CNFinance Holdings Ltd., ADR	5,542	18,178
	CNHTC Jinan Truck Co. Ltd., Class A	6,160	13,406
	COFCO Biotechnology Co. Ltd., Class A	17,700	27,243
	COFCO Joycome Foods Ltd.	359,000	148,008
	COFCO Sugar Holding Co. Ltd., Class A	19,500	25,643
#*Ω	Cogobuy Group	64,000	20,176
#	Colour Life Services Group Co. Ltd.	116,194	14,339
*	Comba Telecom Systems Holdings Ltd.	94,000	21,774
	Concord New Energy Group Ltd.	1,220,000	117,935
	Consun Pharmaceutical Group Ltd.	112,000	54,771
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	151,319
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	244,000	92,387
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	36,655
	COSCO SHIPPING Ports Ltd.	339,031	270,073
	CPMC Holdings Ltd.	77,000	44,112
*	Crazy Sports Group Ltd.	562,000	22,483
	CSG Holding Co. Ltd., Class A	15,400	21,807
	CSSC Hong Kong Shipping Co. Ltd.	66,000	9,517
	Da Ming International Holdings Ltd.	28,000	9,973
#	DaFa Properties Group Ltd.	31,000	18,112
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	21,812
	Dare Power Dekor Home Co. Ltd., Class A	11,500	22,422
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	28,876
	Dazzle Fashion Co. Ltd., Class A	5,300	14,637
	DBG Technology Co. Ltd., Class A	9,400	18,441
	Deppon Logistics Co. Ltd., Class A	6,100	10,969
#	Dexin China Holdings Co. Ltd.	108,000	36,630
	DHC Software Co. Ltd., Class A	40,200	45,450
	Digital China Group Co. Ltd., Class A	3,600	8,573
	Digital China Holdings Ltd.	134,000	75,974
	Digital China Information Service Co. Ltd., Class A	13,800	30,718
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	33,502
	Dongfang Electric Corp. Ltd., Class H	69,800	94,723
	Dongfeng Motor Group Co. Ltd., Class H	510,000	449,741
	Dongjiang Environmental Co. Ltd., Class H	21,200	10,208
	Dongxing Securities Co. Ltd., Class A	33,900	56,706
*	DouYu International Holdings Ltd., ADR	20,175	42,367
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	21,698
	Edvantage Group Holdings Ltd.	50,000	21,519
	EEKA Fashion Holdings Ltd.	4,500	7,207
#	Essex Bio-technology Ltd.	34,000	22,334
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	25,697
*	Ev Dynamics Holdings Ltd.	510,000	5,300
	EVA Precision Industrial Holdings Ltd.	112,000	21,032
Ω	Everbright Securities Co. Ltd., Class H	65,200	48,987
*	Fang Holdings Ltd., ADR	961	3,882
	Fangda Carbon New Material Co. Ltd., Class A	35,300	54,058
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	29,228
#	Fanhua, Inc., Sponsored ADR	6,773	46,937
#	Far East Horizon Ltd.	310,000	264,966
	FAWER Automotive Parts Co. Ltd., Class A	9,200	9,139
*	FIH Mobile Ltd.	437,000	67,065
	Financial Street Holdings Co. Ltd., Class A	33,100	29,525
	FinVolution Group, ADR	17,967	70,970
	First Capital Securities Co. Ltd., Class A	46,400	47,687
	First Tractor Co. Ltd., Class H	42,000	20,480

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	12,400	$17,980
	Fosun International Ltd.	415,500	471,445
*	Founder Holdings Ltd.	218,000	22,367
	Fufeng Group Ltd.	313,000	114,710
	Fujian Funeng Co. Ltd., Class A	7,000	14,031
	Fujian Longking Co. Ltd., Class A	15,200	19,285
	Fujian Sunner Development Co. Ltd., Class A	10,300	34,333
*	Fullshare Holdings Ltd.	1,047,500	18,887
	Gansu Shangfeng Cement Co. Ltd., Class A	10,200	31,844
#*	GCL-Poly Energy Holdings Ltd.	166,000	50,595
	Gemdale Corp., Class A	19,300	39,341
	Gemdale Properties & Investment Corp. Ltd.	774,000	86,424
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	132,946
*	Genimous Technology Co. Ltd., Class A	13,600	14,358
	Giant Network Group Co. Ltd., Class A	34,400	53,100
*	Glorious Property Holdings Ltd.	294,000	8,884
*	Glory Sun Financial Group Ltd.	628,000	14,864
	Golden Eagle Retail Group Ltd.	63,000	46,799
	Goldlion Holdings Ltd.	43,000	8,987
#	Grand Pharmaceutical Group Ltd., Class L	137,500	97,594
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	26,298
	Greattown Holdings Ltd., Class A	33,900	19,167
	Greatview Aseptic Packaging Co. Ltd.	194,000	74,526
	Greenland Hong Kong Holdings Ltd.	175,000	34,462
	Greentown China Holdings Ltd.	155,000	255,914
	GRG Banking Equipment Co. Ltd., Class A	31,300	55,981
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	16,601
	Guangdong Tapai Group Co. Ltd., Class A	17,100	27,433
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	19,844
*	Guanghui Energy Co. Ltd., Class A	105,161	96,971
*	Guangshen Railway Co. Ltd., Class H	208,000	36,629
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	33,360
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	22,271
	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	47,119
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	66,391
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	56,580
#	Guangzhou R&F Properties Co. Ltd., Class H	109,600	48,784
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	27,270	34,903
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	22,093
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	8,609
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	21,767
	Guoyuan Securities Co. Ltd., Class A	45,390	51,423
*	Hainan Meilan International Airport Co. Ltd., Class H	20,000	53,293
	Haitian International Holdings Ltd.	102,000	265,370
	Haitong Securities Co. Ltd., Class H	412,400	371,124
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	88,000	9,959
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	29,474
	Hangcha Group Co. Ltd., Class A	12,000	30,204
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	31,903
	Hangzhou Century Co. Ltd., Class A	16,700	16,474
*Ω	Harbin Bank Co. Ltd., Class H	451,000	46,444
	Harbin Electric Co. Ltd., Class H	164,000	54,411
	Health & Happiness H&H International Holdings Ltd.	18,000	30,248
	Hello Group, Inc., Sponsored ADR	26,441	257,271
	Henan Pinggao Electric Co. Ltd., Class A	18,300	24,098
	Hengan International Group Co. Ltd.	93,500	457,057
*	Hengdeli Holdings Ltd.	392,000	13,546
	Hengtong Optic-electric Co. Ltd., Class A	21,600	48,082
	Hengyi Petrochemical Co. Ltd., Class A	18,500	29,619

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hesteel Co. Ltd., Class A	83,100	$31,287
*	Hi Sun Technology China Ltd.	390,000	51,380
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	100,951
*	Homeland Interactive Technology Ltd.	66,000	13,741
	Hongda Xingye Co. Ltd., Class A	48,800	40,132
*	Honghua Group Ltd.	763,000	24,139
*††Ω	Honworld Group Ltd.	46,500	3,433
	Hopefluent Group Holdings Ltd.	28,000	4,648
	Hopson Development Holdings Ltd.	129,800	270,460
*Ω	Hua Hong Semiconductor Ltd.	18,000	87,624
	Huaan Securities Co. Ltd., Class A	32,630	25,836
	Huafa Industrial Co. Ltd. Zhuhai, Class A	15,200	15,210
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	7,095
	Huafu Fashion Co. Ltd., Class A	18,000	13,154
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	20,085
	Huapont Life Sciences Co. Ltd., Class A	18,200	17,797
Ω	Huatai Securities Co. Ltd., Class H	49,400	87,814
	Huaxi Securities Co. Ltd., Class A	25,600	36,611
	Huaxin Cement Co. Ltd., Class A	18,399	53,883
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	26,214
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	34,726
*	Huishang Bank Corp. Ltd., Class H	31,000	10,129
	Humanwell Healthcare Group Co. Ltd., Class A	8,500	26,078
*	Hunan Gold Corp. Ltd., Class A	22,492	36,857
	Hunan Valin Steel Co. Ltd., Class A	52,100	45,459
*	HUYA, Inc., ADR	9,906	65,578
	Hytera Communications Corp. Ltd., Class A	29,500	22,035
*Ω	iDreamSky Technology Holdings Ltd.	58,400	38,119
	IKD Co. Ltd., Class A	4,600	13,476
Ω	IMAX China Holding, Inc.	16,100	22,983
*	Inke Ltd.	144,000	37,249
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	19,300	45,078
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	79,800	62,179
	Inner Mongolia Yitai Coal Co. Ltd., Class H	16,900	15,458
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	45,215
*	IRICO Group New Energy Co. Ltd., Class H	8,200	19,557
	IVD Medical Holding Ltd.	28,000	11,656
	JH Educational Technology, Inc.	44,000	17,017
*	Jiangnan Group Ltd.	598,000	22,856
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,900	29,174
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	35,207
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	11,530
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	14,310
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,900	10,579
	Jiangsu Provincial Agricultural Reclamation & Development Corp	18,300	30,685
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,100	26,605
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	39,500	19,702
	Jiangxi Bank Co. Ltd., Class H	140,500	46,305
	Jiangxi Copper Co. Ltd., Class H	186,000	304,995
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	14,642
	Jiangxi Zhengbang Technology Co. Ltd., Class A	31,500	44,173
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	9,816
#	Jiayuan International Group Ltd.	226,168	78,587
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	34,202
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,000	1,280
	Jinduicheng Molybdenum Co. Ltd., Class A	27,600	27,671
#	Jingrui Holdings Ltd.	117,000	30,813
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	312,396

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinneng Science&Technology Co. Ltd., Class A	7,300	$16,257
	Jiuzhitang Co. Ltd., Class A	15,800	22,368
	Jizhong Energy Resources Co. Ltd., Class A	57,400	46,018
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	42,545
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	51,604
	Joy City Property Ltd.	498,000	24,316
	JOYY, Inc., ADR	8,665	438,102
	Ju Teng International Holdings Ltd.	256,000	52,164
	Juneyao Airlines Co. Ltd., Class A	10,400	29,469
	JY Grandmark Holdings Ltd.	38,000	12,555
	Kaisa Prosperity Holdings Ltd.	7,250	9,931
	Kaiser China Cultural Co. Ltd., Class A	8,000	9,043
*Ω	Kangda International Environmental Co. Ltd.	63,000	6,161
#*	Kasen International Holdings Ltd.	181,000	17,221
	Kinetic Development Group Ltd.	546,000	38,473
	Kingboard Holdings Ltd.	119,500	576,913
	Kingboard Laminates Holdings Ltd.	53,500	91,755
	Kingfa Sci & Tech Co. Ltd., Class A	14,800	26,573
	Kingsoft Corp. Ltd.	123,200	553,644
*	Kong Sun Holdings Ltd.	50,000	330
	Konka Group Co. Ltd., Class A	13,600	12,557
	Kunlun Energy Co. Ltd.	556,000	576,598
	Kunlun Tech Co. Ltd., Class A	10,300	30,546
	KWG Group Holdings Ltd.	271,000	148,179
	KWG Living Group Holdings Ltd.	164,500	72,366
	Lao Feng Xiang Co. Ltd., Class A	3,000	21,540
*	Launch Tech Co. Ltd., Class H	3,500	1,555
	Lee & Man Chemical Co. Ltd.	34,000	29,962
	Lee & Man Paper Manufacturing Ltd.	219,000	149,985
	Lee's Pharmaceutical Holdings Ltd.	36,500	14,082
Ω	Legend Holdings Corp., Class H	98,300	136,772
	Leo Group Co. Ltd., Class A	88,700	32,443
*	LexinFintech Holdings Ltd., ADR	15,771	56,460
	Liaoning Cheng Da Co. Ltd., Class A	21,600	56,660
	Liaoning Port Co. Ltd., Class H	396,000	36,161
	Livzon Pharmaceutical Group, Inc., Class H	12,700	45,301
	Logan Group Co. Ltd.	176,000	109,567
	Long Yuan Construction Group Co. Ltd., Class A	8,300	7,142
	Lonking Holdings Ltd.	365,000	106,473
	Luenmei Quantum Co. Ltd., Class A	13,600	17,542
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	20,450
*	Luoniushan Co. Ltd., Class A	15,800	16,645
	Luxi Chemical Group Co. Ltd., Class A	27,800	62,202
*Ω	Luye Pharma Group Ltd.	289,500	126,451
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	30,947
*Ω	Maoyan Entertainment	56,400	72,748
*Ω	Meitu, Inc.	72,500	14,374
	Metallurgical Corp. of China Ltd., Class H	506,000	135,701
Ω	Midea Real Estate Holding Ltd.	29,600	43,731
	Min Xin Holdings Ltd.	42,000	19,232
	Minmetals Land Ltd.	338,000	36,928
Ω	Minsheng Education Group Co. Ltd.	126,000	13,321
	Minth Group Ltd.	110,000	508,691
	MLS Co. Ltd., Class A	26,700	55,344
*	MMG Ltd.	320,000	103,899
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	35,810
*	Nanjing Sample Technology Co. Ltd., Class H	36,000	29,065
	Nanjing Securities Co. Ltd., Class A	60,300	85,661
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	25,786

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetDragon Websoft Holdings Ltd.	30,500	$76,985
	New China Life Insurance Co. Ltd., Class H	126,200	359,952
*	New Sparkle Roll International Group Ltd.	152,000	3,461
*	New World Department Store China Ltd.	54,000	8,464
	Newland Digital Technology Co. Ltd., Class A	8,500	22,040
	Nexteer Automotive Group Ltd.	158,000	173,915
	Nine Dragons Paper Holdings Ltd.	329,000	328,629
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	38,220
	Ningbo Joyson Electronic Corp., Class A	16,700	48,652
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	47,368
	Northeast Securities Co. Ltd., Class A	31,000	41,520
	Offshore Oil Engineering Co. Ltd., Class A	53,041	37,466
*	OFILM Group Co. Ltd., Class A	37,900	47,872
	Opple Lighting Co. Ltd., Class A	10,173	30,541
	ORG Technology Co. Ltd., Class A	18,200	17,089
*	Orient Group, Inc., Class A	37,500	17,018
Ω	Orient Securities Co. Ltd., Class H	116,000	90,917
	Oriental Pearl Group Co. Ltd., Class A	34,300	45,210
	Pacific Online Ltd.	84,000	13,864
*	Pacific Securities Co. Ltd., Class A	51,700	25,859
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	69,000	40,434
	PAX Global Technology Ltd.	118,000	85,470
	PCI Technology Group Co. Ltd., Class A	29,800	40,378
	Perfect World Co. Ltd., Class A	19,750	42,979
*	Phoenix Media Investment Holdings Ltd.	272,000	16,105
	PICC Property & Casualty Co. Ltd., Class H	1,102,000	1,026,791
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	14,500	20,645
	Poly Property Group Co. Ltd.	497,000	130,682
*	Pou Sheng International Holdings Ltd.	480,000	77,086
	Powerlong Real Estate Holdings Ltd.	242,000	135,078
*	PW Medtech Group Ltd.	123,000	16,595
	Qingdao Gon Technology Co. Ltd., Class A	3,900	15,549
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	35,427
Ω	Qingdao Port International Co. Ltd., Class H	30,000	16,280
	Qingdao Rural Commercial Bank Corp., Class A	58,800	34,738
	Qingling Motors Co. Ltd., Class H	156,000	31,079
	Qinhuangdao Port Co. Ltd., Class H	55,000	8,861
#	Radiance Holdings Group Co. Ltd.	6,000	3,374
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	8,805
	Realcan Pharmaceutical Group Co. Ltd., Class A	34,200	20,439
*Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	57,919
Ω	Redco Properties Group Ltd.	160,000	55,045
	Redsun Properties Group Ltd.	92,000	31,294
	Renhe Pharmacy Co. Ltd., Class A	11,200	12,953
#	Ronshine China Holdings Ltd.	56,000	23,164
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	21,377
	Sealand Securities Co. Ltd., Class A	67,800	41,738
	Seazen Group Ltd.	356,190	240,964
*	Secoo Holding Ltd., ADR	6,300	2,318
	SGIS Songshan Co. Ltd., Class A	31,900	22,327
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	22,100	36,506
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	17,423
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	10,000	31,163
	Shandong Chenming Paper Holdings Ltd., Class H	84,000	38,531
	Shandong Humon Smelting Co. Ltd., Class A	15,300	26,798
	Shandong Longda Meishi Co. Ltd., Class A	6,700	9,409
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	32,800	17,331
	Shandong New Beiyang Information Technology Co. Ltd., Class A	16,000	21,506
	Shandong Sun Paper Industry JSC Ltd., Class A	29,819	52,618

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	$385,985
	Shandong Xiantan Co. Ltd., Class A	10,050	13,594
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	10,868
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	32,474
	Shanghai AJ Group Co. Ltd., Class A	15,600	15,928
	Shanghai Bailian Group Co. Ltd., Class A	14,500	27,011
	Shanghai Construction Group Co. Ltd., Class A	26,039	13,500
	Shanghai Electric Group Co. Ltd., Class H	394,000	108,420
	Shanghai Environment Group Co. Ltd., Class A	10,600	19,454
	Shanghai Industrial Development Co. Ltd., Class A	28,100	16,754
	Shanghai Industrial Holdings Ltd.	88,000	129,822
	Shanghai Industrial Urban Development Group Ltd.	515,200	49,776
	Shanghai Jin Jiang Capital Co. Ltd., Class H	294,000	109,872
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	13,700	27,794
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	15,103
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	4,900	11,125
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	287,794
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	11,701
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	21,019
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	29,631
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,900	43,536
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	35,687
	Shanxi Coking Co. Ltd., Class A	32,110	26,525
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	60,050	74,244
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	37,800	72,237
	Shanxi Securities Co. Ltd., Class A	49,010	45,711
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,300	25,115
	Shanying International Holding Co. Ltd., Class A	57,700	28,632
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	136,145
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	51,920
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	16,187
*	Shenzhen Airport Co. Ltd., Class A	31,600	37,368
	Shenzhen Aisidi Co. Ltd., Class A	23,200	36,485
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	16,799
	Shenzhen Gas Corp. Ltd., Class A	10,500	12,870
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	15,366
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,000	26,862
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,000	17,940
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	16,479
	Shenzhen International Holdings Ltd.	238,257	241,766
	Shenzhen Investment Ltd.	548,068	128,732
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	61,753
	Shenzhen Kaifa Technology Co. Ltd., Class A	4,600	9,705
*	Shenzhen MTC Co. Ltd., Class A	39,000	26,499
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	15,458
*	Shenzhen SDG Information Co. Ltd., Class A	15,200	14,697
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	12,256
	Shenzhen Tagen Group Co. Ltd., Class A	11,800	11,398
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	27,482
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	27,337
	Shenzhen Zhenye Group Co. Ltd., Class A	25,500	17,266
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	25,995
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	18,960
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	14,490
	Shimao Group Holdings Ltd.	182,000	134,133
	Shoucheng Holdings Ltd.	252,000	46,366
#	Shougang Fushan Resources Group Ltd.	332,790	102,113
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	14,455
	Shui On Land Ltd.	643,500	90,972

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Haite High-tech Co. Ltd., Class A	13,100	$23,695
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	146,860	81,369
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,293	53,692
	Sichuan Shuangma Cement Co. Ltd., Class A	4,900	17,142
#	Sihuan Pharmaceutical Holdings Group Ltd.	563,000	105,547
*	Silver Grant International Holdings Group Ltd.	324,000	20,139
††	Sinic Holdings Group Co. Ltd., Class H	28,000	1,347
	Sinochem International Corp., Class A	13,700	16,487
	Sinofert Holdings Ltd.	464,000	62,179
	Sinolink Securities Co. Ltd., Class A	29,300	48,009
*	Sinolink Worldwide Holdings Ltd.	583,200	17,329
	Sinoma International Engineering Co., Class A	21,100	34,102
	Sino-Ocean Group Holding Ltd.	378,000	92,835
	Sinopec Engineering Group Co. Ltd., Class H	209,000	101,954
	Sinopec Kantons Holdings Ltd.	230,000	87,886
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	135,936
	Sinopharm Group Co. Ltd., Class H	238,400	533,252
	Sinotrans Ltd., Class H	393,000	127,938
	Sinotruk Hong Kong Ltd.	114,000	169,570
	Skyfame Realty Holdings Ltd.	414,000	44,634
	Skyworth Digital Co. Ltd., Class A	15,900	31,472
*	Skyworth Group Ltd.	208,179	122,993
*	SOHO China Ltd.	65,000	14,200
	SooChow Securities Co. Ltd., Class A	63,310	78,309
	Southwest Securities Co. Ltd., Class A	58,600	44,214
	SSY Group Ltd.	184,000	81,793
	Sun Art Retail Group Ltd.	256,000	93,486
	Sunac China Holdings Ltd.	398,000	490,464
*Ω	Sunac Services Holdings Ltd.	2,992	3,404
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	20,719
*	Suning Universal Co. Ltd., Class A	39,700	25,372
*	Suning.com Co. Ltd., Class A	91,300	56,235
*Ω	Sunshine 100 China Holdings Ltd.	74,000	3,749
	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	19,311
	Suofeiya Home Collection Co. Ltd., Class A	7,100	24,438
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,900	66,291
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	22,339
	SY Holdings Group Ltd.	8,000	7,609
	Symphony Holdings Ltd.	240,000	33,546
	Tangrenshen Group Co. Ltd., Class A	14,600	18,888
	Tangshan Jidong Cement Co. Ltd., Class A	19,100	34,544
	TangShan Port Group Co. Ltd., Class A	72,600	31,142
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	29,723
	Tasly Pharmaceutical Group Co. Ltd., Class A	13,000	27,835
	TCL Electronics Holdings Ltd.	176,000	89,615
*	Tencent Music Entertainment Group, ADR	87,413	540,212
	Tenfu Cayman Holdings Co. Ltd.	12,000	8,158
	Texhong Textile Group Ltd.	9,000	11,635
	Tian An China Investment Co. Ltd.	123,000	64,906
	Tian Di Science & Technology Co. Ltd., Class A	49,300	29,694
*	Tian Shan Development Holding Ltd.	52,000	13,716
	Tiande Chemical Holdings Ltd.	156,000	25,368
#	Tiangong International Co. Ltd.	200,000	99,271
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	29,923
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	32,470
	Tianjin Guangyu Development Co. Ltd., Class A	13,400	44,534
	Tianjin Port Development Holdings Ltd.	526,000	43,228
	Tianjin Teda Co. Ltd., Class A	47,200	30,171
#	Tianneng Power International Ltd.	122,000	125,843

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources Ltd.	15,000	$1,111
	Times China Holdings Ltd.	88,000	34,108
	TK Group Holdings Ltd.	26,000	8,650
	Tomson Group Ltd.	80,000	20,929
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	105,078
*	Tongcheng Travel Holdings Ltd.	125,200	257,632
*	Tongda Group Holdings Ltd.	455,000	11,906
*	Tongdao Liepin Group	25,600	62,035
	TongFu Microelectronics Co. Ltd., Class A	14,500	40,078
*	Tongguan Gold Group Ltd.	110,000	10,550
	Tongling Nonferrous Metals Group Co. Ltd., Class A	138,400	74,763
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	30,784
	Topsec Technologies Group, Inc., Class A	14,700	35,445
	Transfar Zhilian Co. Ltd., Class A	38,900	47,557
	TravelSky Technology Ltd., Class H	132,000	247,374
*	Trigiant Group Ltd.	210,000	14,641
*	Trip.com Group Ltd., ADR	1,072	28,526
*	Trip.com Group Ltd.	5,400	143,695
	TRS Information Technology Corp. Ltd., Class A	11,500	20,030
	Truly International Holdings Ltd.	254,000	102,618
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	52,300	16,964
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	15,399
	Unilumin Group Co. Ltd., Class A	12,900	16,117
	Uni-President China Holdings Ltd.	168,000	158,782
	United Energy Group Ltd.	1,150,000	170,303
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	31,139
	Valiant Co. Ltd., Class A	13,000	44,129
	Vatti Corp. Ltd., Class A	16,200	14,955
#	Vinda International Holdings Ltd.	48,000	129,174
*	Viomi Technology Co. Ltd., ADR	5,130	10,517
*	Vipshop Holdings Ltd., ADR	58,456	544,225
	Visual China Group Co. Ltd., Class A	11,400	31,482
	Wangfujing Group Co. Ltd., Class A	7,200	30,996
	Wangsu Science & Technology Co. Ltd., Class A	28,600	26,311
	Wanguo International Mining Group Ltd.	26,000	5,892
	Wanxiang Qianchao Co. Ltd., Class A	31,900	28,388
	Wasion Holdings Ltd.	56,000	22,836
	Wasu Media Holding Co. Ltd., Class A	14,000	16,899
	Weichai Power Co. Ltd., Class H	74,000	134,283
	Weifu High-Technology Group Co. Ltd., Class A	12,200	40,251
	Weiqiao Textile Co., Class H	68,500	21,136
	West China Cement Ltd.	394,000	66,363
	Western Securities Co. Ltd., Class A	47,700	57,458
*	Wison Engineering Services Co. Ltd.	126,000	5,698
	Wolong Electric Group Co. Ltd., Class A	12,900	30,407
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	42,543
	Wuhu Token Science Co. Ltd., Class A	15,700	25,604
	Wuxi Boton Technology Co. Ltd., Class A	4,200	13,907
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	28,292
	Xiamen C & D, Inc., Class A	34,808	51,508
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	16,864
	Xiamen International Port Co. Ltd., Class H	114,000	12,474
	Xiamen ITG Group Corp. Ltd., Class A	23,400	25,699
*	Xinchen China Power Holdings Ltd.	207,000	18,718
	Xinfengming Group Co. Ltd., Class A	14,000	29,408
	Xingda International Holdings Ltd.	223,372	49,064
	Xingfa Aluminium Holdings Ltd.	20,000	22,475
	Xinhu Zhongbao Co. Ltd., Class A	112,100	52,299
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	46,834

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	102,878	$179,355
	Xinjiang Tianshan Cement Co. Ltd., Class A	13,600	29,615
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	24,152
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	57,550
#	Xinte Energy Co. Ltd., Class H	39,200	72,770
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	25,483	18,662
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	10,100	25,585
	Xinyi Energy Holdings Ltd.	212,000	106,369
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	35,493
	Xuji Electric Co. Ltd., Class A	11,800	44,663
#*	Xunlei Ltd., ADR	18,989	34,370
*	YaGuang Technology Group Co. Ltd., Class A	19,200	24,211
	Yango Group Co. Ltd., Class A	55,400	25,101
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	28,721
	Yankuang Energy Group Co. Ltd., Class H	216,000	457,628
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	37,506
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,400	42,435
	Yeebo International Holdings Ltd.	46,000	16,663
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	19,000	17,334
	Yifan Pharmaceutical Co. Ltd., Class A	5,800	15,727
	Yincheng International Holding Co. Ltd.	48,000	19,188
	Yintai Gold Co. Ltd., Class A	39,400	51,619
*	Yiren Digital Ltd., Sponsored ADR	15,061	37,050
*Ω	Yixin Group Ltd.	105,500	17,132
	Yonghui Superstores Co. Ltd., Class A	119,100	72,957
	Yotrio Group Co. Ltd., Class A	30,100	15,196
	Youngor Group Co. Ltd., Class A	54,700	57,378
*	Youzu Interactive Co. Ltd., Class A	12,600	24,042
*	Yuan Heng Gas Holdings Ltd.	260,000	19,005
	Yuexiu Property Co. Ltd.	243,600	247,521
	Yunnan Copper Co. Ltd., Class A	22,400	43,130
*	Yunnan Tin Co. Ltd., Class A	17,600	56,157
	Yutong Bus Co. Ltd., Class A	24,884	39,485
#	Yuzhou Group Holdings Co. Ltd.	267,376	21,596
*	Zepp Health Corp., ADR	4,441	22,116
	Zhaojin Mining Industry Co. Ltd., Class H	128,000	102,694
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	35,599
	Zhejiang Communications Technology Co. Ltd.	11,800	10,304
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	17,200	11,976
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	37,813
	Zhejiang Hailiang Co. Ltd., Class A	21,600	39,044
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	20,601
	Zhejiang Huace Film & Television Co. Ltd., Class A	13,800	13,041
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	23,860
*	Zhejiang Jingu Co. Ltd., Class A	16,100	18,822
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	30,227
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	28,248
	Zhejiang Juhua Co. Ltd., Class A	31,800	65,180
	Zhejiang Longsheng Group Co. Ltd., Class A	46,300	91,094
	Zhejiang Medicine Co. Ltd., Class A	8,405	20,162
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	16,066
	Zhejiang Runtu Co. Ltd., Class A	10,300	14,716
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	37,218
	Zhejiang Southeast Space Frame Co. Ltd., Class A	10,400	16,688
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	16,684
	Zhejiang Wanliyang Co. Ltd., Class A	13,900	23,653
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	22,042
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	35,898
	Zhenro Properties Group Ltd.	181,000	85,968

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhong An Group Ltd.	490,000	$18,973
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	60,300	207,660
	Zhongjin Gold Corp. Ltd., Class A	62,900	79,408
	Zhongliang Holdings Group Co. Ltd.	102,000	47,944
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	34,594
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	37,437
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	57,287
	Zhuguang Holdings Group Co. Ltd.	252,000	54,441
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	26,265
	Zhuzhou CRRC Times Electric Co.	12,800	67,606
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	43,705
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	175,600	115,011
TOTAL CHINA			51,886,149
COLOMBIA — (0.1%)
	Cementos Argos SA	40,121	65,500
*	Corp. Financiera Colombiana SA	2,644	19,939
	Grupo Argos SA	23,098	94,433
TOTAL COLOMBIA			179,872
GREECE — (0.3%)
	Autohellas Tourist & Trading SA	1,238	13,370
	Bank of Greece	2,693	57,648
*	Ellaktor SA	8,370	11,804
*	Fourlis Holdings SA	4,629	22,378
	Hellenic Petroleum Holdings SA	6,234	46,327
*	Intracom Holdings SA	5,005	9,741
	JUMBO SA	4,364	64,911
*	LAMDA Development SA	4,707	37,178
	Motor Oil Hellas Corinth Refineries SA	6,910	110,659
*	Piraeus Financial Holdings SA	45,071	75,843
	Plastika Kritis SA	839	16,974
	Thrace Plastics Holding and Co.	2,454	17,375
	Titan Cement International SA	5,440	85,111
TOTAL GREECE			569,319
HONG KONG — (0.4%)
*	Beijing Energy International Holding Co. Ltd.	1,042,000	34,841
#Ω	China New Higher Education Group Ltd.	80,000	27,670
*Ω	ESR Cayman Ltd.	13,600	46,114
	Prinx Chengshan Holding Ltd.	18,000	15,419
	Tongguan Gold Group Ltd.	2,000	192
	Wharf Holdings Ltd.	220,000	751,864
#	Wuling Motors Holdings Ltd.	110,000	19,233
TOTAL HONG KONG			895,333
INDIA — (15.8%)
	ACC Ltd.	8,767	269,766
	Action Construction Equipment Ltd.	8,035	24,308
	Adani Enterprises Ltd.	10,466	242,282
*	Adani Transmission Ltd.	27,949	749,670
*	Aditya Birla Capital Ltd.	73,935	118,370
	Advanced Enzyme Technologies Ltd.	4,364	18,520
	Aegis Logistics Ltd.	3,343	9,105
	Agro Tech Foods Ltd.	885	11,327
*	Ahluwalia Contracts India Ltd.	2,928	16,010
	AIA Engineering Ltd.	2,502	63,565

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alembic Ltd.	6,876	$9,201
	Alembic Pharmaceuticals Ltd.	4,673	47,800
	Alkem Laboratories Ltd.	2,381	113,264
	Allcargo Logistics Ltd.	7,469	33,088
	Amara Raja Batteries Ltd.	8,744	72,804
	Anant Raj Ltd.	16,935	18,720
	Andhra Sugars Ltd.	8,815	18,054
	Apar Industries Ltd.	3,450	31,984
*	APL Apollo Tubes Ltd.	5,380	62,343
	Apollo Tyres Ltd.	48,732	142,353
*	Arvind Fashions Ltd.	9,143	38,103
*	Arvind Ltd.	22,037	43,194
	Asahi India Glass Ltd.	9,893	74,444
	Ashok Leyland Ltd.	153,980	276,363
*	Ashoka Buildcon Ltd.	22,830	30,527
*Ω	Aster DM Healthcare Ltd.	13,536	33,771
	Astra Microwave Products Ltd.	6,818	20,023
*Ω	AU Small Finance Bank Ltd.	5,548	98,146
	Aurobindo Pharma Ltd.	37,876	323,309
	Automotive Axles Ltd.	879	17,174
	Avanti Feeds Ltd.	3,476	28,019
	Bajaj Consumer Care Ltd.	16,837	41,420
*	Bajaj Hindusthan Sugar Ltd.	120,090	27,341
	Bajaj Holdings & Investment Ltd.	4,042	280,661
	Balmer Lawrie & Co. Ltd.	10,274	17,596
	Balrampur Chini Mills Ltd.	24,145	138,025
Ω	Bandhan Bank Ltd.	44,652	190,300
*	Bank of Baroda	131,717	191,853
*	Bank of India	28,781	21,135
*	Bank of Maharashtra	86,887	24,668
	Bannari Amman Sugars Ltd.	582	22,553
	BASF India Ltd.	1,617	66,848
	BEML Ltd.	2,896	70,654
	Bhansali Engineering Polymers Ltd.	4,273	7,985
	Bharat Dynamics Ltd.	3,645	24,581
	Bharat Electronics Ltd.	142,993	405,183
	Bharat Forge Ltd.	24,880	246,866
*	Bharat Heavy Electricals Ltd.	142,805	111,309
*	Biocon Ltd.	22,267	110,054
	Birla Corp. Ltd.	3,651	67,171
	Birlasoft Ltd.	15,835	102,651
	Bodal Chemicals Ltd.	10,211	14,976
	Bombay Burmah Trading Co.	1,311	19,163
	Bosch Ltd.	770	171,481
	Brigade Enterprises Ltd.	13,825	94,551
	BSE Ltd.	2,602	68,645
	Cadila Healthcare Ltd.	27,921	152,915
*	Camlin Fine Sciences Ltd.	4,534	9,235
	Can Fin Homes Ltd.	6,649	55,434
*	Canara Bank	53,578	183,026
	Caplin Point Laboratories Ltd.	1,504	16,094
	Carborundum Universal Ltd.	14,563	175,063
	Care Ratings Ltd.	2,317	17,867
	CCL Products India Ltd.	6,150	39,202
	Ceat Ltd.	3,566	52,557
*	Central Bank of India Ltd.	83,987	24,847
	Century Enka Ltd.	2,942	21,276
	Century Plyboards India Ltd.	2,114	16,952
	Century Textiles & Industries Ltd.	7,318	85,528

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Chambal Fertilisers & Chemicals Ltd.	30,634	$179,167
	Cholamandalam Financial Holdings Ltd.	12,502	117,309
	Cholamandalam Investment & Finance Co. Ltd.	42,789	366,822
	Cigniti Technologies Ltd.	1,547	10,534
	Cipla Ltd.	57,177	725,852
	City Union Bank Ltd.	54,861	106,497
	Clariant Chemicals India Ltd.	2,356	15,409
Ω	Cochin Shipyard Ltd.	3,729	17,226
	Container Corp. of India Ltd.	33,282	289,835
	Coromandel International Ltd.	9,181	97,691
	Cosmo Films Ltd.	574	13,219
*	CreditAccess Grameen Ltd.	5,987	50,473
*	CSB Bank Ltd.	4,859	16,454
	Cummins India Ltd.	18,225	231,150
	Cyient Ltd.	10,301	130,890
	Dalmia Bharat Ltd.	9,115	217,712
	Dalmia Bharat Sugar & Industries Ltd.	1,619	9,739
*	DCB Bank Ltd.	18,359	21,201
	DCM Shriram Ltd.	4,286	65,379
*	DCW Ltd.	20,413	12,200
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	7,095	54,652
	Delta Corp. Ltd.	17,415	65,221
*	DEN Networks Ltd.	8,685	4,913
	Dhampur Sugar Mills Ltd.	5,029	25,743
*	Dhani Services Ltd.	24,787	44,114
	Dhanuka Agritech Ltd.	996	10,268
Ω	Dilip Buildcon Ltd.	2,926	14,411
*	Dish TV India Ltd.	232,134	51,136
*	Dishman Carbogen Amcis Ltd.	4,884	12,943
*	DRC Systems India Ltd.	66	349
	Dwarikesh Sugar Industries Ltd.	25,698	32,887
*	Dynamatic Technologies Ltd.	483	13,500
	eClerx Services Ltd.	1,807	57,389
	Edelweiss Financial Services Ltd.	46,865	44,197
	EID Parry India Ltd.	13,557	88,896
*	EIH Ltd.	31,373	59,511
	Electrosteel Castings Ltd.	48,829	26,317
	Engineers India Ltd.	34,500	32,323
	EPL Ltd.	5,984	15,185
*Ω	Equitas Small Finance Bank Ltd.	15,067	11,229
	Escorts Ltd.	10,143	252,432
*	Eveready Industries India Ltd.	7,160	26,124
	Everest Kanto Cylinder Ltd.	1,142	3,715
	Exide Industries Ltd.	61,622	144,011
*	FDC Ltd.	8,828	34,545
	Federal Bank Ltd.	225,306	306,496
	Finolex Cables Ltd.	10,965	73,521
	Finolex Industries Ltd.	45,245	102,533
	Firstsource Solutions Ltd.	40,640	87,773
	Force Motors Ltd.	534	8,685
*	Fortis Healthcare Ltd.	59,044	214,946
*	Future Consumer Ltd.	308,324	30,552
	Gabriel India Ltd.	6,314	11,338
	GAIL India Ltd.	200,033	389,248
	Gateway Rail Freight Ltd.	29,308	27,527
	GE Power India Ltd.	2,978	9,571
*	GE T&D India Ltd.	4,524	7,440
	GHCL Ltd.	6,890	40,429
	GIC Housing Finance Ltd.	4,685	10,030

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Glenmark Pharmaceuticals Ltd.	25,269	$165,089
	Godawari Power & Ispat Ltd.	4,936	20,025
	Godfrey Phillips India Ltd.	2,269	34,051
Ω	Godrej Agrovet Ltd.	5,663	40,733
*	Godrej Industries Ltd.	12,487	102,704
	Goodyear India Ltd.	858	10,984
	Granules India Ltd.	23,739	97,060
	Graphite India Ltd.	13,925	91,268
	Great Eastern Shipping Co. Ltd.	17,366	73,793
	Greaves Cotton Ltd.	10,604	29,745
*	Greenpanel Industries Ltd.	2,998	21,131
	Gujarat Alkalies & Chemicals Ltd.	4,036	37,475
	Gujarat Ambuja Exports Ltd.	5,770	16,769
*	Gujarat Fluorochemicals Ltd.	4,974	187,067
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,915	69,021
	Gujarat Pipavav Port Ltd.	41,924	55,265
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	47,841
	Gujarat State Petronet Ltd.	38,687	156,893
	Gulf Oil Lubricants India Ltd.	1,865	11,390
*	Hathway Cable & Datacom Ltd.	33,898	10,014
	HBL Power Systems Ltd.	13,146	12,425
	HEG Ltd.	1,983	40,662
	HeidelbergCement India Ltd.	9,938	30,116
	Hero MotoCorp Ltd.	14,534	531,984
	HFCL Ltd.	77,811	83,440
	Hikal Ltd.	4,944	28,162
	HIL Ltd.	463	26,653
	Himadri Speciality Chemical Ltd.	40,762	31,077
	Himatsingka Seide Ltd.	5,066	15,809
	Hinduja Global Solutions Ltd.	1,744	60,117
	Hindustan Aeronautics Ltd.	4,721	91,935
	HSIL Ltd.	3,184	13,202
	Huhtamaki India Ltd.	3,724	10,185
	I G Petrochemicals Ltd.	1,710	17,193
	ICRA Ltd.	426	20,959
*	IDFC First Bank Ltd.	391,650	248,383
*	IDFC Ltd.	178,634	156,362
	IIFL Finance Ltd.	20,793	88,917
	IIFL Securities Ltd.	14,244	18,945
	IIFL Wealth Management Ltd.	4,460	96,173
	India Cements Ltd.	29,087	87,452
	India Glycols Ltd.	1,685	20,228
	Indiabulls Housing Finance Ltd.	34,842	99,791
*	Indiabulls Real Estate Ltd.	37,606	73,402
	Indian Bank	30,771	65,106
	Indian Hotels Co. Ltd.	70,198	205,016
*	Indian Overseas Bank	181,989	52,980
	Indo Count Industries Ltd.	9,730	32,001
	Indoco Remedies Ltd.	2,313	12,127
*Ω	IndoStar Capital Finance Ltd.	5,718	18,552
	Indus Towers Ltd.	74,628	254,711
	IndusInd Bank Ltd.	42,671	503,614
	Infibeam Avenues Ltd.	54,740	32,581
*	Intellect Design Arena Ltd.	7,781	80,814
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	27,096
	Ipca Laboratories Ltd.	13,984	194,673
Ω	IRCON International Ltd.	15,857	9,725
*	Jagran Prakashan Ltd.	24,003	22,137
	Jai Corp. Ltd.	16,491	29,214

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jaiprakash Associates Ltd.	173,642	$24,157
*	Jammu & Kashmir Bank Ltd.	45,969	25,720
	Jamna Auto Industries Ltd.	11,539	16,749
	JB Chemicals & Pharmaceuticals Ltd.	2,748	64,338
	Jindal Poly Films Ltd.	2,280	32,262
	Jindal Saw Ltd.	26,493	36,073
*	Jindal Stainless Hisar Ltd.	14,848	80,972
*	Jindal Stainless Ltd.	25,129	69,045
*	Jindal Steel & Power Ltd.	52,557	275,454
	JK Cement Ltd.	1,492	66,226
	JK Lakshmi Cement Ltd.	9,249	70,084
	JK Paper Ltd.	13,452	39,750
	JK Tyre & Industries Ltd.	16,774	30,531
	JM Financial Ltd.	74,675	74,326
	JSW Energy Ltd.	56,388	231,287
	Jubilant Ingrevia Ltd.	16,322	127,197
	Jubilant Pharmova Ltd.	12,752	89,108
*	Just Dial Ltd.	1,099	13,430
	Jyothy Labs Ltd.	29,185	55,387
	Kalpataru Power Transmission Ltd.	5,738	30,837
	Kalyani Steels Ltd.	2,802	11,876
	Karnataka Bank Ltd.	40,506	35,035
	Karur Vysya Bank Ltd.	34,072	23,184
	Kaveri Seed Co. Ltd.	2,664	19,778
	KCP Ltd.	5,337	9,724
	KEC International Ltd.	15,776	106,486
	KEI Industries Ltd.	6,721	97,392
	Kennametal India Ltd.	656	16,731
*	Kiri Industries Ltd.	2,791	18,672
	Kirloskar Brothers Ltd.	1,837	8,785
	Kirloskar Ferrous Industries Ltd.	9,869	28,341
	Kirloskar Oil Engines Ltd.	9,660	22,295
	KNR Constructions Ltd.	15,834	67,908
*	Kolte-Patil Developers Ltd.	6,966	29,902
	Kovai Medical Center & Hospital	217	5,157
	KPIT Technologies Ltd.	15,845	139,069
	KPR Mill Ltd.	10,700	96,627
	KRBL Ltd.	9,700	30,398
	KSB Ltd.	1,581	26,381
*	L&T Finance Holdings Ltd.	57,296	57,839
	LA Opala RG Ltd.	3,233	16,996
	Lakshmi Machine Works Ltd.	280	41,085
*Ω	Lemon Tree Hotels Ltd.	55,265	39,062
	LG Balakrishnan & Bros Ltd.	4,876	44,910
	LIC Housing Finance Ltd.	53,064	276,247
	Linde India Ltd.	3,321	121,863
	LT Foods Ltd.	10,602	10,158
	Lupin Ltd.	26,855	328,683
	Maharashtra Scooters Ltd.	206	10,111
	Maharashtra Seamless Ltd.	4,580	33,184
	Mahindra & Mahindra Financial Services Ltd.	88,808	194,514
*	Mahindra CIE Automotive Ltd.	20,010	57,635
*	Mahindra Lifespace Developers Ltd.	12,243	41,178
	Maithan Alloys Ltd.	646	8,517
	Manappuram Finance Ltd.	54,658	116,396
	Mangalam Cement Ltd.	1,802	9,676
	Marksans Pharma Ltd.	26,446	20,050
Ω	MAS Financial Services Ltd.	2,939	19,353
*	Meghmani Finechem Ltd.	2,451	28,841

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Meghmani Organics Ltd.	26,079	$38,455
	Minda Corp. Ltd.	8,248	22,167
	MM Forgings Ltd.	1,219	10,920
	MOIL Ltd.	12,607	29,182
	Monte Carlo Fashions Ltd.	1,697	14,059
*	Morepen Laboratories Ltd.	27,770	19,239
	Motherson Sumi Systems Ltd.	121,031	294,347
	Motherson Sumi Wiring India	121,031	64,633
	Motilal Oswal Financial Services Ltd.	6,018	71,605
	Mphasis Ltd.	9,678	405,834
	MRF Ltd.	277	268,308
	Multi Commodity Exchange of India Ltd.	3,204	66,348
	Muthoot Finance Ltd.	14,229	279,597
	Natco Pharma Ltd.	11,479	140,502
	National Aluminium Co. Ltd.	131,702	194,789
	Nava Bharat Ventures Ltd.	21,905	39,221
	Navneet Education Ltd.	13,812	18,133
	NBCC India Ltd.	92,842	58,862
	NCC Ltd.	41,388	41,905
	NESCO Ltd.	1,511	11,755
	Neuland Laboratories Ltd.	412	8,157
	NIIT Ltd.	11,898	69,129
	Nilkamal Ltd.	1,015	32,956
	NMDC Ltd.	99,766	188,507
	NOCIL Ltd.	9,933	31,119
	NRB Bearings Ltd.	5,264	11,655
	Nucleus Software Exports Ltd.	2,123	16,916
*	Oberoi Realty Ltd.	18,904	232,862
	Oracle Financial Services Software Ltd.	2,439	115,322
	Orient Cement Ltd.	21,919	49,837
	Oriental Carbon & Chemicals Ltd.	1,456	18,967
	Paisalo Digital Ltd.	3,733	35,047
*	Patel Engineering Ltd.	35,554	14,446
	PCBL Ltd.	7,970	25,593
	Persistent Systems Ltd.	4,470	266,189
	Petronet LNG Ltd.	95,809	275,881
	Phoenix Mills Ltd.	12,015	160,938
	Piramal Enterprises Ltd.	13,135	423,333
*Ω	PNB Housing Finance Ltd.	9,491	55,720
	PNC Infratech Ltd.	9,087	36,338
	Polyplex Corp. Ltd.	2,401	59,676
	Power Finance Corp. Ltd.	149,816	245,560
	Praj Industries Ltd.	6,095	34,783
*	Prakash Industries Ltd.	12,834	10,515
	Prestige Estates Projects Ltd.	19,961	131,574
*	Pricol Ltd.	18,565	31,485
*	Prism Johnson Ltd.	45,272	85,496
	PTC India Ltd.	49,707	63,858
*	Punjab National Bank	224,909	126,039
Ω	Quess Corp. Ltd.	7,312	70,881
	Radico Khaitan Ltd.	9,936	143,725
	Rain Industries Ltd.	23,364	67,854
	Rajesh Exports Ltd.	12,110	136,628
	Rallis India Ltd.	6,437	22,489
	Ramco Cements Ltd.	16,711	194,668
	Ramco Industries Ltd.	6,510	21,523
	Ramkrishna Forgings Ltd.	2,037	26,381
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	24,568
	Ratnamani Metals & Tubes Ltd.	2,788	71,213

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Raymond Ltd.	6,223	$63,618
*Ω	RBL Bank Ltd.	50,620	102,283
	REC Ltd.	124,223	232,256
	Redington India Ltd.	89,320	195,669
*	Reliance Power Ltd.	324,192	65,580
	Rhi Magnesita India Ltd.	3,748	22,092
	RITES Ltd.	7,490	27,702
	Rupa & Co. Ltd.	2,488	16,971
	Sangam India Ltd.	1,863	9,312
	Sarda Energy & Minerals Ltd.	971	10,804
	Sasken Technologies Ltd.	747	10,303
	Savita Oil Technologies Ltd.	462	7,381
	Schaeffler India Ltd.	582	70,136
	SEAMEC Ltd.	684	9,900
Ω	SH Kelkar & Co. Ltd.	5,846	12,651
	Shilpa Medicare Ltd.	6,393	43,603
	Shipping Corp. of India Ltd.	16,928	28,029
	Shriram City Union Finance Ltd.	3,509	83,916
	Shriram Transport Finance Co. Ltd.	28,132	468,624
*	SIS Ltd.	2,778	18,745
	Sobha Ltd.	8,336	96,840
	Solar Industries India Ltd.	2,143	67,212
	Solara Active Pharma Sciences Ltd.	2,319	29,289
	Somany Ceramics Ltd.	2,104	24,994
*	South Indian Bank Ltd.	230,285	27,984
	SRF Ltd.	5,660	182,787
*	Star Cement Ltd.	15,455	19,864
	Steel Authority of India Ltd.	152,615	203,842
	Sterlite Technologies Ltd.	17,267	47,495
	Strides Pharma Science Ltd.	9,046	48,164
	Subex Ltd.	15,938	10,198
	Subros Ltd.	2,055	10,160
	Sun TV Network Ltd.	15,404	103,401
	Sundaram Finance Ltd.	8,083	244,776
	Sundaram-Clayton Ltd.	688	34,978
	Sunteck Realty Ltd.	7,768	53,344
	Suprajit Engineering Ltd.	9,703	53,019
	Surya Roshni Ltd.	2,181	13,950
	Sutlej Textiles & Industries Ltd.	10,341	13,524
	Tata Chemicals Ltd.	23,372	295,107
	Tata Coffee Ltd.	3,940	11,546
	Tata Consumer Products Ltd.	70,034	685,437
*	Tata Motors Ltd.	112,580	776,314
	Tata Steel Ltd.	24,193	356,563
*Ω	TCNS Clothing Co. Ltd.	1,674	16,406
	Tech Mahindra Ltd.	21,613	432,585
	Techno Electric & Engineering Co. Ltd.	5,232	17,526
	Thermax Ltd.	5,288	146,583
	Thirumalai Chemicals Ltd.	5,325	18,946
*	Thomas Cook India Ltd.	13,979	12,581
	Tide Water Oil Co. India Ltd.	415	7,917
	Time Technoplast Ltd.	10,372	11,823
	Tinplate Co. of India Ltd.	7,848	39,123
	Transport Corp. of India Ltd.	4,427	41,773
	Trident Ltd.	147,551	122,528
	Triveni Engineering & Industries Ltd.	11,666	41,898
	Triveni Turbine Ltd.	8,371	22,849
	TV Today Network Ltd.	2,698	14,338
*	TV18 Broadcast Ltd.	68,802	54,712

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Srichakra Ltd.	374	$10,121
	Uflex Ltd.	4,347	29,767
	Ugro Capital Ltd.	6,396	19,229
*	Ujjivan Financial Services Ltd.	2,551	4,766
	Unichem Laboratories Ltd.	5,045	18,213
*	Union Bank of India Ltd.	99,541	63,792
	UPL Ltd.	64,350	677,325
*	Usha Martin Ltd.	13,300	15,412
*	VA Tech Wabag Ltd.	5,913	25,122
	Vaibhav Global Ltd.	6,445	39,979
	Vakrangee Ltd.	56,233	29,812
	Vardhman Textiles Ltd.	3,385	110,038
*Ω	Varroc Engineering Ltd.	2,497	13,485
	Venky's India Ltd.	752	26,023
	Vesuvius India Ltd.	1,292	18,891
*	Vodafone Idea Ltd.	1,094,486	158,972
	Voltamp Transformers Ltd.	496	13,940
	VRL Logistics Ltd.	2,989	17,875
	VST Industries Ltd.	329	14,048
	VST Tillers Tractors Ltd.	231	9,574
	Welspun Corp. Ltd.	15,513	38,772
	Welspun Enterprises Ltd.	8,592	11,574
	Welspun India Ltd.	46,191	88,392
	West Coast Paper Mills Ltd.	7,697	25,014
	Wheels India Ltd.	921	8,841
*	Wockhardt Ltd.	6,912	36,557
*	Yes Bank Ltd.	110,140	19,742
	Zee Entertainment Enterprises Ltd.	99,999	390,990
	Zensar Technologies Ltd.	12,992	73,218
	Zydus Wellness Ltd.	1,952	45,950
TOTAL INDIA			33,724,415
INDONESIA — (1.7%)
	Adaro Energy Tbk PT	1,837,600	287,735
*	Adhi Karya Persero Tbk PT	366,900	21,265
	AKR Corporindo Tbk PT	1,284,000	65,446
*	Alam Sutera Realty Tbk PT	745,000	7,636
	Astra Agro Lestari Tbk PT	71,300	49,196
*	Bank Capital Indonesia Tbk PT	713,400	10,660
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	15,868
*	Bank Mayapada International Tbk PT	1,022,500	35,526
	Bank Maybank Indonesia Tbk PT	2,034,000	43,310
*	Bank Pan Indonesia Tbk PT	434,700	22,562
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	398,500	36,601
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	16,458
*	Bank Tabungan Negara Persero Tbk PT	609,400	72,065
	BFI Finance Indonesia Tbk PT	971,700	88,492
	BISI International Tbk PT	273,900	18,604
*	Buana Lintas Lautan Tbk PT	988,600	10,041
	Bukit Asam Tbk PT	564,200	112,353
*	Bumi Serpong Damai Tbk PT	1,370,300	86,956
	Ciputra Development Tbk PT	1,575,600	96,286
*	City Retail Developments Tbk PT	893,400	9,336
*	Delta Dunia Makmur Tbk PT	1,421,800	24,982
	Dharma Satya Nusantara Tbk PT	248,300	10,372
	Elnusa Tbk PT	809,300	15,598
	Erajaya Swasembada Tbk PT	1,317,000	50,719
	Gajah Tunggal Tbk PT	349,300	15,079
	Gudang Garam Tbk PT	78,100	166,681

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Tbk PT	448,900	$238,727
*	Indika Energy Tbk PT	242,700	35,368
	Indo Tambangraya Megah Tbk PT	58,000	87,411
	Indocement Tunggal Prakarsa Tbk PT	159,100	121,882
	Indofood Sukses Makmur Tbk PT	633,600	279,416
	Indomobil Sukses Internasional Tbk PT	184,300	9,466
	Japfa Comfeed Indonesia Tbk PT	446,100	51,896
*	Kawasan Industri Jababeka Tbk PT	1,823,500	20,337
*	Krakatau Steel Persero Tbk PT	1,221,300	30,365
*	Lippo Karawaci Tbk PT	1,440,460	13,245
*	Medco Energi Internasional Tbk PT	1,673,840	65,139
	Media Nusantara Citra Tbk PT	1,341,600	79,625
*	MNC Land Tbk PT	8,068,300	51,080
*	MNC Vision Networks Tbk PT	1,825,100	17,113
*	Multipolar Tbk PT	1,020,800	15,002
	Pabrik Kertas Tjiwi Kimia Tbk PT	172,600	84,686
*	Pakuwon Jati Tbk PT	2,387,600	71,768
*	Panin Financial Tbk PT	771,000	9,270
*	Paninvest Tbk PT	140,700	6,858
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	51,487
*	PP Persero Tbk PT	551,300	36,021
	Puradelta Lestari Tbk PT	1,577,400	20,524
*	Ramayana Lestari Sentosa Tbk PT	191,200	8,599
*††	Rimo International Lestari Tbk PT	3,228,000	2,104
	Salim Ivomas Pratama Tbk PT	780,700	24,799
*	Sampoerna Agro Tbk PT	77,700	10,832
	Samudera Indonesia Tbk PT	317,800	20,569
	Sawit Sumbermas Sarana Tbk PT	796,700	55,834
*	Semen Baturaja Persero Tbk PT	296,900	11,388
	Semen Indonesia Persero Tbk PT	343,800	161,920
	Siloam International Hospitals Tbk PT	44,700	25,727
*††	Sri Rejeki Isman Tbk PT	1,753,600	6,676
*	Surya Semesta Internusa Tbk PT	883,000	24,880
	Tempo Scan Pacific Tbk PT	82,400	8,598
*	Timah Tbk PT	266,700	25,797
*††	Trada Alam Minera Tbk PT	2,672,100	1,742
	Tunas Baru Lampung Tbk PT	469,000	25,524
	Vale Indonesia Tbk PT	394,200	130,400
*	Waskita Karya Persero Tbk PT	1,944,710	79,482
*	Wijaya Karya Persero Tbk PT	568,600	41,250
	XL Axiata Tbk PT	542,400	125,929
TOTAL INDONESIA			3,578,563
MALAYSIA — (1.7%)
#	Aeon Co. M Bhd	96,000	32,263
	AEON Credit Service M Bhd	11,700	41,036
	AFFIN Bank Bhd	47,874	20,430
	Ajinomoto Malaysia Bhd	4,200	14,838
	Alliance Bank Malaysia Bhd	147,400	116,698
	Allianz Malaysia Bhd	10,500	31,711
*	AMMB Holdings Bhd	259,700	202,823
	Batu Kawan Bhd	16,200	89,984
*	Berjaya Corp. Bhd	465,608	26,882
	Beshom Holdings Bhd	24,300	10,527
	BIMB Holdings Bhd	77,800	58,588
#*	Boustead Holdings Bhd	159,700	20,649
*	Bumi Armada Bhd	375,700	49,900
	Cahya Mata Sarawak Bhd	118,100	34,875
	Comfort Glove Bhd	31,200	6,923

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Cypark Resources Bhd	31,200	$6,318
#	Dayang Enterprise Holdings Bhd	67,320	14,786
#	DRB-Hicom Bhd	151,400	52,980
	Eco World Development Group Bhd	136,900	30,325
*	Ekovest BHD	254,400	25,286
	FAR East Holdings Bhd	1,400	1,013
	FGV Holdings Bhd	42,200	15,430
*	Gamuda Bhd	258,333	171,229
	Genting Plantations Bhd	43,700	67,389
#	Guan Chong Bhd	51,600	33,065
#	Hengyuan Refining Co. Bhd	22,900	22,348
#	Hiap Teck Venture Bhd	218,100	25,718
	Hibiscus Petroleum Bhd	153,400	37,371
	Hong Leong Industries Bhd	5,000	11,112
	IGB Bhd	40,749	19,323
	IJM Corp. Bhd	428,300	145,774
	Insas Bhd	89,000	19,046
#	IOI Properties Group Bhd	224,800	54,851
#*	JAKS Resources Bhd	260,520	24,391
*	Keck Seng Malaysia Bhd	8,000	7,056
	Kenanga Investment Bank Bhd	89,400	25,044
	Kim Loong Resources Bhd	29,200	11,900
#*	KNM Group Bhd	566,400	18,283
	Kossan Rubber Industries	140,400	60,426
	KPJ Healthcare Bhd	282,400	70,174
	Kretam Holdings Bhd	133,900	18,422
	Leong Hup International Bhd	128,600	16,972
#Ω	Lotte Chemical Titan Holding Bhd	47,477	25,355
	LPI Capital Bhd	10,800	37,689
#	Magni-Tech Industries Bhd	19,900	9,249
#	Magnum Bhd	153,414	69,123
#	Mah Sing Group Bhd	277,700	44,852
	Malayan Flour Mills Bhd	227,800	33,558
*	Malaysia Airports Holdings Bhd	133,500	182,276
#	Malaysia Building Society Bhd	169,673	23,196
#	Malaysian Resources Corp. Bhd	291,800	23,798
	Matrix Concepts Holdings Bhd	65,700	35,149
	MBM Resources BHD	38,200	28,083
#	Mega First Corp. Bhd	74,000	62,434
	MKH Bhd	39,000	11,585
#	MNRB Holdings Bhd	50,800	13,688
*	MPHB Capital Bhd	55,400	16,497
	Oriental Holdings BHD	46,900	60,454
#	OSK Holdings Bhd	194,800	39,990
	Padini Holdings Bhd	48,300	33,208
	Panasonic Manufacturing Malaysia Bhd	2,900	19,953
#	Petron Malaysia Refining & Marketing Bhd	16,400	16,974
*	Sapura Energy Bhd	781,500	8,334
	Sarawak Oil Palms Bhd	27,800	24,984
	Scientex Bhd	72,300	79,299
#	Serba Dinamik Holdings Bhd	198,100	16,566
*	Shangri-La Hotels Malaysia Bhd	15,300	12,348
	Sime Darby Property Bhd	173,300	24,023
*	SP Setia Bhd Group	226,999	66,892
	Sunway Bhd	277,623	113,471
#	Supermax Corp. Bhd	185,586	52,410
	Syarikat Takaful Malaysia Keluarga Bhd	53,565	46,682
	Ta Ann Holdings Bhd	59,700	51,069
	Taliworks Corp. Bhd	104,800	22,708

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	TASCO Bhd	95,100	$26,629
#	Thong Guan Industries Bhd	28,400	18,087
	TIME dotCom Bhd	36,100	36,809
#*	Tropicana Corp. Bhd	62,213	15,648
	TSH Resources Bhd	65,000	17,418
*	UEM Edgenta Bhd	40,500	15,208
#*	UEM Sunrise Bhd	183,900	13,710
#	UMW Holdings Bhd	40,500	28,355
	United Malacca Bhd	28,200	34,959
	United Plantations Bhd	10,300	34,520
#	UOA Development Bhd	23,000	8,996
*	WCT Holdings Bhd	129,750	15,864
	Yinson Holdings Bhd	74,400	97,960
*	YNH Property Bhd	32,000	20,047
	YTL Corp. Bhd	577,426	76,633
TOTAL MALAYSIA			3,530,899
MEXICO — (2.1%)
#*	ALEATICA SAB de CV	34,887	32,768
	Alfa SAB de CV, Class A	534,691	387,514
	Alpek SAB de CV	60,630	72,657
#Ω	Banco del Bajio SA	108,947	234,816
*	Cemex SAB de CV	549,733	336,854
	Cia Minera Autlan SAB de CV, Class B	66,644	44,132
	Consorcio ARA SAB de CV	98,355	19,406
	Corp Actinver SAB de CV	24,616	14,720
	Corporativo Fragua SAB de CV	5,996	97,323
*	Corpovael SA de CV	19,681	2,194
#*	Credito Real SAB de CV Sofom ER	36,056	9,631
	Cydsa SAB de CV	50,192	33,505
	El Puerto de Liverpool SAB de CV, Class C1	21,537	99,019
*	Elementia Materiales SAB de CV	2,832	2,526
*Ω	Fortaleza Materiales SAB de CV	2,832	2,552
#	GCC SAB de CV	22,677	158,688
	Genomma Lab Internacional SAB de CV, Class B	93,969	93,386
*	Gentera SAB de CV	144,860	103,863
	Grupo Carso SAB de CV	20,507	57,362
	Grupo Comercial Chedraui SA de CV	52,854	107,153
*	Grupo Financiero Inbursa SAB de CV, Class O	214,399	310,872
*	Grupo Hotelero Santa Fe SAB de CV	50,240	10,181
	Grupo Industrial Saltillo SAB de CV	47,197	63,744
#	Grupo KUO SAB de CV, Class B	12,255	26,449
*	Grupo Sanborns SAB de CV	36,346	40,525
	Grupo Televisa SAB	344,679	706,468
#*Ω	Grupo Traxion SAB de CV	26,259	41,512
*	Hoteles City Express SAB de CV	35,899	8,127
	Industrias Bachoco SAB de CV, Class B	20,258	69,785
*	Industrias CH SAB de CV, Class B	11,679	110,913
#	Industrias Penoles SAB de CV	16,141	173,358
	La Comer SAB de CV	46,949	77,270
	Medica Sur SAB de CV, Class B	15,169	36,231
	Megacable Holdings SAB de CV	55,574	179,104
#*	Minera Frisco SAB de CV, Class A1	38,563	6,450
*Ω	Nemak SAB de CV	208,107	54,075
	Orbia Advance Corp. SAB de CV	101,244	237,159
#	Organizacion Cultiba SAB de CV	46,456	26,800
	Organizacion Soriana SAB de CV, Class B	37,912	42,841
	Promotora y Operadora de Infraestructura SAB de CV	22,778	166,871
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	14,014

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Qualitas Controladora SAB de CV	7,300	$39,455
	Telesites SAB de CV	12,203	12,944
#*	Unifin Financiera SAB de CV	38,215	52,854
*	Vista Oil & Gas SAB de CV, ADR	6,140	38,498
	Vitro SAB de CV, Class A	24,646	26,046
TOTAL MEXICO			4,482,615
PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	135,600	29,392
	Alliance Global Group, Inc.	402,800	101,209
	Asia United Bank Corp.	8,110	7,016
*	Atlas Consolidated Mining & Development Corp.	171,900	20,354
*	Belle Corp.	525,000	13,885
	China Banking Corp.	123,600	61,754
	Cosco Capital, Inc.	127,900	13,131
	DMCI Holdings, Inc.	395,300	66,066
	DoubleDragon Corp.	73,400	10,037
*	East West Banking Corp.	22,500	4,136
	Filinvest Development Corp.	121,800	17,667
	Filinvest Land, Inc.	1,703,000	36,392
	First Philippine Holdings Corp.	31,550	43,251
	GT Capital Holdings, Inc.	11,039	123,793
	Holcim Philippines, Inc.	71,600	8,341
*	Integrated Micro-Electronics, Inc.	72,600	14,865
	LT Group, Inc.	216,100	42,489
	Megaworld Corp.	1,421,700	86,639
	Metropolitan Bank & Trust Co.	212,100	245,692
*	Petron Corp.	459,700	29,413
	Philex Mining Corp.	146,000	15,235
*	Philippine National Bank	50,900	20,500
	PNB Holdings Corp.	9,064	57
	RFM Corp.	109,000	9,732
	Rizal Commercial Banking Corp.	85,200	34,295
	Robinsons Land Corp.	268,700	96,724
	Robinsons Retail Holdings, Inc.	39,190	43,381
	San Miguel Corp.	26,230	58,026
	Security Bank Corp.	51,510	108,718
*	Top Frontier Investment Holdings, Inc.	3,090	7,602
	Union Bank of the Philippines	47,350	93,544
	Vista Land & Lifescapes, Inc.	717,200	49,077
TOTAL PHILIPPINES			1,512,413
POLAND — (1.2%)
	AB SA	2,333	28,584
*	Agora SA	8,438	15,049
*	Alior Bank SA	18,231	251,960
	Amica SA	667	17,680
	Apator SA	2,181	10,164
	ASBISc Enterprises PLC	4,834	20,107
	Asseco Poland SA	8,572	172,482
	Asseco South Eastern Europe SA	1,008	11,773
	Astarta Holding NV	2,117	17,590
	Bank Handlowy w Warszawie SA	4,891	75,710
*	Bank Millennium SA	91,345	184,644
*	Bank Ochrony Srodowiska SA	9,478	20,351
	Ciech SA	4,740	49,052
	ComArch SA	323	14,339
	Cyfrowy Polsat SA	6,977	53,897

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Develia SA	39,555	$32,721
	Echo Investment SA	23,480	23,355
*	Enea SA	37,216	70,096
	Fabryki Mebli Forte SA	1,537	16,095
*	Famur SA	25,903	17,202
*	Grupa Azoty SA	7,205	62,697
*	Grupa Lotos SA	12,298	165,246
	Inter Cars SA	224	24,749
*	Jastrzebska Spolka Weglowa SA	5,862	57,305
	Kernel Holding SA	10,007	127,989
	KRUK SA	3,077	247,876
*	Lubelski Wegiel Bogdanka SA	3,931	29,962
*	mBank SA	2,361	270,395
	MCI Capital SA	1,649	8,148
	NEWAG SA	2,123	9,973
*	PGE Polska Grupa Energetyczna SA	141,922	267,357
*	PKP Cargo SA	7,482	24,145
*	Polimex-Mostostal SA	8,243	7,492
	Stalexport Autostrady SA	16,406	14,292
#*	Tauron Polska Energia SA	202,440	119,808
*	VRG SA	42,918	41,561
	Wawel SA	45	5,411
TOTAL POLAND			2,587,257
QATAR — (0.8%)
	Aamal Co.	288,708	86,837
	Al Khaleej Takaful Group QSC	2,323	2,341
	Alijarah Holding Co. QPSC	104,338	26,470
	Baladna	67,680	27,905
	Barwa Real Estate Co.	217,196	200,523
	Commercial Bank PSQC	164,028	323,017
	Doha Bank QPSC	198,128	159,471
	Doha Insurance Co. QSC	40,320	20,659
*	Gulf International Services QSC	74,707	36,914
	Gulf Warehousing Co.	16,349	20,666
	Mannai Corp. QSC	21,498	54,361
	Masraf Al Rayan QSC	107,495	144,843
	Ooredoo QPSC	38,892	77,648
	Qatar Industrial Manufacturing Co. QSC	41,774	37,842
*	Qatar Insurance Co. SAQ	132,803	95,531
	Qatar National Cement Co. QSC	42,297	64,968
	Qatar Navigation QSC	65,678	157,738
*	Salam International Investment Ltd. QSC	139,423	33,271
	United Development Co. QSC	165,967	75,950
	Vodafone Qatar QSC	110,802	53,716
TOTAL QATAR			1,700,671
RUSSIA — (0.5%)
	Etalon Group PLC, GDR	24,314	29,420
*	Global Ports Investments PLC, GDR	4,588	14,865
*	Lenta International Co. PJSC, GDR	4,734	10,415
	Magnitogorsk Iron & Steel Works PJSC,GDR	16,505	172,368
	QIWI PLC, Sponsored ADR	2,648	19,781
	Ros Agro PLC, GDR	3,925	53,066
	RusHydro PJSC, ADR	93,802	85,172
	Tatneft PJSC, Sponsored ADR	14,399	552,634
*	VK Co. Ltd., GDR	6,323	50,458

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	VTB Bank PJSC, GDR	138,363	$156,073
TOTAL RUSSIA			1,144,252
SAUDI ARABIA — (3.1%)
	Al Babtain Power & Telecommunication Co.	2,113	19,063
*	Al Etihad Cooperative Insurance Co.	2,753	14,857
*	Al Gassim Investment Holding Co.	1,523	10,385
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	47,222
*	Al Jouf Cement Co.	11,224	33,221
	Al Khaleej Training & Education Co.	6,476	34,252
*	AlAbdullatif Industrial Investment Co.	7,870	63,019
*	AlJazira Takaful Ta'awuni Co.	2,265	12,679
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	33,761
	Arabian Cement Co.	6,973	75,738
*	Arabian Shield Cooperative Insurance Co.	6,581	41,134
	Arriyadh Development Co.	15,108	109,323
*	Aseer Trading Tourism & Manufacturing Co.	15,831	93,566
	Astra Industrial Group	4,471	51,255
*	AXA Cooperative Insurance Co.	3,021	27,697
*	Bank AlBilad	3,442	51,163
	Bank Al-Jazira	68,755	426,927
*	Basic Chemical Industries Ltd.	2,738	31,459
	City Cement Co.	10,142	63,695
*	Dar Al Arkan Real Estate Development Co.	94,960	261,647
*	Dur Hospitality Co.	9,571	85,078
	Eastern Province Cement Co.	6,367	77,130
	Electrical Industries Co.	3,489	27,840
*	Emaar Economic City	54,933	189,655
	Etihad Etisalat Co.	63,225	550,206
	Fitaihi Holding Group	3,112	39,472
	Hail Cement Co.	5,773	21,653
*	Jazan Energy & Development Co.	6,599	36,678
*	Mediterranean & Gulf Insurance & Reinsurance Co.	6,790	34,328
*	Methanol Chemicals Co.	3,081	31,880
*	Middle East Healthcare Co.	5,177	47,924
*	Middle East Paper Co.	2,724	37,585
*	Middle East Specialized Cables Co.	6,345	36,042
*	Mobile Telecommunications Co. Saudi Arabia	80,900	289,807
	Najran Cement Co.	13,973	69,967
*	National Agriculture Development Co.	7,525	66,447
	National Co. for Glass Industries	3,510	43,812
*	National Industrialization Co.	30,497	186,114
	National Petrochemical Co.	11,539	131,089
	Northern Region Cement Co.	14,928	55,277
	Sahara International Petrochemical Co.	54,473	630,115
*	Saudi Arabian Cooperative Insurance Co.	5,048	29,733
	Saudi Ceramic Co.	4,445	66,330
	Saudi Chemical Co. Holding	6,860	63,955
	Saudi Industrial Investment Group	31,611	289,070
	Saudi Industrial Services Co.	4,183	37,625
	Saudi Investment Bank	67,348	405,102
*	Saudi Kayan Petrochemical Co.	117,934	622,111
*	Saudi Marketing Co.	1,460	12,180
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,158	45,343
*	Saudi Printing & Packaging Co.	5,795	37,396
*	Saudi Public Transport Co.	3,410	21,854
*	Saudi Re for Cooperative Reinsurance Co.	5,643	28,004
	Savola Group	29,487	268,805
*	Seera Group Holding	23,524	123,805

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Tabuk Cement Co.	6,267	$30,174
	Umm Al-Qura Cement Co.	3,517	23,774
	United International Transportation Co.	2,402	32,264
*	Walaa Cooperative Insurance Co.	5,069	26,831
*	Yamama Cement Co.	17,209	124,253
	Yanbu Cement Co.	11,651	121,545
*	Zamil Industrial Investment Co.	8,237	67,017
TOTAL SAUDI ARABIA			6,667,333
SOUTH AFRICA — (4.1%)
	Absa Group Ltd.	52,430	581,042
	Adcock Ingram Holdings Ltd.	9,797	32,423
	Advtech Ltd.	106,246	105,949
	AECI Ltd.	18,205	135,041
	African Rainbow Minerals Ltd.	17,694	263,481
	Alexander Forbes Group Holdings Ltd.	122,324	33,755
	Altron Ltd., Class A	27,408	14,793
	Aspen Pharmacare Holdings Ltd.	54,209	730,307
	Astral Foods Ltd.	6,962	77,592
	Barloworld Ltd.	37,657	326,086
	Bidvest Group Ltd.	30,852	378,268
*	Blue Label Telecoms Ltd.	57,880	19,277
*	Brait PLC	54,087	17,033
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,893
	DataTec Ltd.	45,898	113,918
*	Discovery Ltd.	50,298	508,295
	Exxaro Resources Ltd.	38,418	415,606
	Foschini Group Ltd.	28,452	238,295
*	Grindrod Ltd.	61,737	18,803
	Grindrod Shipping Holdings Ltd.	1,495	23,690
	Harmony Gold Mining Co. Ltd.	36,275	132,493
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	169,638
	Hudaco Industries Ltd.	3,955	35,108
	Imperial Logistics Ltd.	22,265	93,759
	Investec Ltd.	39,994	225,933
	Invicta Holdings Ltd.	10,262	20,003
	KAP Industrial Holdings Ltd.	309,933	85,819
	Lewis Group Ltd.	10,591	33,493
*	Liberty Holdings Ltd.	21,020	134,847
	Life Healthcare Group Holdings Ltd.	180,764	265,547
	Long4Life Ltd.	88,335	33,233
	Metair Investments Ltd.	31,298	58,799
	Momentum Metropolitan Holdings	134,502	176,031
	Motus Holdings Ltd.	19,271	146,552
*	Mpact Ltd.	21,681	49,673
*	Murray & Roberts Holdings Ltd.	38,611	34,386
*	Nampak Ltd.	190,453	45,592
	Nedbank Group Ltd.	63,596	791,410
#	Netcare Ltd.	113,630	109,962
	Oceana Group Ltd.	17,392	64,825
	Old Mutual Ltd.	654,523	589,805
	Omnia Holdings Ltd.	28,516	114,277
Ω	Pepkor Holdings Ltd.	144,038	212,381
*	PPC Ltd.	148,293	43,965
*	PSG Group Ltd.	18,404	100,312
	Raubex Group Ltd.	23,054	56,132
	RCL Foods Ltd.	30,615	26,952
#	Reunert Ltd.	17,033	53,060
	RFG Holdings Ltd.	6,432	5,680

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Royal Bafokeng Platinum Ltd.	23,644	$251,815
#*	Sappi Ltd.	62,453	175,119
	Super Group Ltd.	56,942	123,789
*	Telkom SA SOC Ltd.	45,201	145,674
	Tiger Brands Ltd.	11,826	140,853
*	Tsogo Sun Hotels Ltd.	109,934	23,721
	Wilson Bayly Holmes-Ovcon Ltd.	7,836	56,754
TOTAL SOUTH AFRICA			8,871,939
SOUTH KOREA — (15.2%)
*	ABco Electronics Co. Ltd.	3,431	33,648
*	Able C&C Co. Ltd.	1,801	8,295
*	ADTechnology Co. Ltd.	1,775	30,656
	Aekyung Chemical Co. Ltd.	4,211	34,581
*	AeroSpace Technology of Korea, Inc.	2,347	11,615
*	Agabang&Company	4,166	15,063
	Ahn-Gook Pharmaceutical Co. Ltd.	867	7,099
*	ALUKO Co. Ltd.	8,599	25,853
	Amorepacific Corp.	2,320	302,577
	Amorepacific Group	4,306	148,173
*	Amotech Co. Ltd.	791	15,972
*	Aprogen Medicines, Inc.	10,269	12,415
*	Aprogen pharmaceuticals, Inc.	21,598	13,419
	Asia Cement Co. Ltd.	269	32,021
	ASIA Holdings Co. Ltd.	91	10,212
	Asia Paper Manufacturing Co. Ltd.	1,081	43,263
	Autech Corp.	1,278	11,123
	Avaco Co. Ltd.	2,775	25,167
	Baiksan Co. Ltd.	1,472	10,763
	BGF Co. Ltd.	4,573	17,798
*	BH Co. Ltd.	3,425	62,343
	Binggrae Co. Ltd.	1,100	48,930
*	BioSmart Co. Ltd.	1,966	11,803
	BNK Financial Group, Inc.	46,727	315,152
*	Bohae Brewery Co. Ltd.	20,266	13,749
*	Bubang Co. Ltd.	5,202	9,514
	BYC Co. Ltd.	32	12,092
	Byucksan Corp.	8,914	24,126
*	CammSys Corp.	8,448	12,217
*	Capro Corp.	7,250	23,980
	Cell Biotech Co. Ltd.	1,264	16,141
	Changhae Ethanol Co. Ltd.	2,554	26,500
	Chongkundang Holdings Corp.	732	41,820
*	CHOROKBAEM Co. Co. Ltd.	8,689	7,433
	Chosun Refractories Co. Ltd.	302	19,154
	CJ CheilJedang Corp.	1,185	343,715
	CJ Corp.	2,262	151,194
	CJ ENM Co. Ltd.	1,489	154,375
*	CJ Freshway Corp.	1,674	43,343
*	CJ Logistics Corp.	1,424	138,283
	CKD Bio Corp.	429	11,636
*	CoAsia Corp.	3,823	31,128
*	Com2uSCorp	1,124	115,049
*	Commax Co. Ltd.	3,567	13,483
*	Cosmax, Inc.	827	50,111
	Cuckoo Holdings Co. Ltd.	1,775	25,641
	Cuckoo Homesys Co. Ltd.	801	23,217
*	Curo Co. Ltd.	35,403	12,563
	D.I Corp.	3,646	24,895

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Han Flour Mills Co. Ltd.	223	$26,956
	Dae Won Kang Up Co. Ltd.	8,318	22,030
*	Dae Young Packaging Co. Ltd.	13,350	25,296
*	Daechang Co. Ltd.	12,457	17,090
	Daedong Corp.	3,607	33,896
	Daeduck Electronics Co. Ltd.	2,361	44,444
	Daehan Steel Co. Ltd.	1,256	20,097
	Daejung Chemicals & Metals Co. Ltd.	1,231	17,938
*	Daelim B&Co Co. Ltd.	1,885	11,120
	Daesang Corp.	3,678	68,415
	Daesang Holdings Co. Ltd.	4,994	35,894
*	Daesung Holdings Co. Ltd.	1,029	40,847
*	Daesung Industrial Co. Ltd.	4,256	14,338
*	Daewon Cable Co. Ltd.	11,589	17,216
	Daewon Pharmaceutical Co. Ltd.	1,829	22,341
*	Daewoo Engineering & Construction Co. Ltd.	26,672	127,752
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,460	108,457
	Daihan Pharmaceutical Co. Ltd.	686	15,649
	Daishin Securities Co. Ltd.	5,660	79,463
*	Daou Data Corp.	2,532	28,569
	Daou Technology, Inc.	4,209	72,027
*	Dayou Automotive Seat Technology Co. Ltd.	23,323	22,596
	DB Financial Investment Co. Ltd.	3,038	16,473
	DB Insurance Co. Ltd.	7,740	387,697
*	DB, Inc.	20,637	15,036
	DCM Corp.	546	10,242
	Deutsch Motors, Inc.	4,732	28,030
	Device ENG Co. Ltd.	527	10,884
	DGB Financial Group, Inc.	32,532	251,531
	DI Dong Il Corp.	191	35,640
	Digital Chosun Co. Ltd.	5,677	14,007
	Digital Daesung Co. Ltd.	3,570	24,380
	Display Tech Co. Ltd.	4,249	25,970
	DL Construction Co. Ltd.	1,054	24,766
*	DL E&C Co. Ltd.	2,324	228,784
	DL Holdings Co. Ltd.	1,853	87,560
*	DMS Co. Ltd.	4,659	24,866
	DNF Co. Ltd.	1,629	26,398
	Dohwa Engineering Co. Ltd.	2,350	14,576
	Dong-A Hwasung Co. Ltd.	1,780	15,384
	Dong-A ST Co. Ltd.	967	52,901
	Dong-Ah Geological Engineering Co. Ltd.	1,088	15,672
*	Dongbang Transport Logistics Co. Ltd.	3,812	10,176
	Dongbu Corp.	888	10,239
	Dongil Industries Co. Ltd.	111	14,581
	Dongkuk Industries Co. Ltd.	7,902	20,727
	Dongkuk Steel Mill Co. Ltd.	9,676	120,694
	Dongkuk Structures & Construction Co. Ltd.	3,950	19,762
	Dongsung Chemical Co. Ltd.	4,993	19,087
	Dongwha Pharm Co. Ltd.	3,593	35,153
	Dongwon Development Co. Ltd.	7,989	32,050
	Dongwon F&B Co. Ltd.	317	47,707
	Dongwon Industries Co. Ltd.	277	50,882
	Dongyang E&P, Inc.	571	7,923
*	Dongyang Steel Pipe Co. Ltd.	16,193	14,856
*	Doosan Bobcat, Inc.	7,797	244,508
	Doosan Co. Ltd.	1,003	82,123
*	Doosan Infracore Co. Ltd.	17,428	85,990
	DoubleUGames Co. Ltd.	1,561	65,933

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DTR Automotive Corp.	739	$48,237
*	Duksan Hi-Metal Co. Ltd.	2,096	31,184
	DY Corp.	2,421	19,533
	DY POWER Corp.	888	10,013
*	E& Corp. Co. Ltd.	4,736	13,991
*	E&M Co. Ltd.	39,187	18,579
	Eagon Industrial Ltd.	2,357	20,653
*	Easy Holdings Co. Ltd.	5,762	17,287
*	Ehwa Technologies Information Co. Ltd.	29,578	32,601
*	Elentec Co. Ltd.	3,055	37,376
*	E-MART, Inc.	3,208	357,055
*	EM-Tech Co. Ltd.	1,384	40,342
	ENF Technology Co. Ltd.	1,688	43,889
	Estechpharma Co. Ltd.	2,467	17,743
	Eugene Corp.	10,128	37,772
	Eugene Investment & Securities Co. Ltd.	15,368	38,608
	Eusu Holdings Co. Ltd.	1,669	7,716
	Farmsco	3,167	16,806
*	FarmStory Co. Ltd.	12,835	21,409
	Fila Holdings Corp.	5,821	143,809
	Fursys, Inc.	403	11,745
	Gabia, Inc.	934	9,120
*	Gemvaxlink Co. Ltd.	13,451	16,609
*	Genie Music Corp.	2,529	9,913
	Geumhwa PSC Co. Ltd.	408	10,014
	Golfzon Newdin Holdings Co. Ltd.	3,388	23,551
	Green Cross Holdings Corp.	3,664	68,045
	GS Engineering & Construction Corp.	10,285	342,270
*	GS Global Corp.	11,688	20,739
	GS Holdings Corp.	7,541	243,475
	GS Retail Co. Ltd.	6,262	142,191
*	Gwangju Shinsegae Co. Ltd.	63	8,640
	Haatz, Inc.	1,925	14,143
	Halla Corp.	2,472	10,680
	Halla Holdings Corp.	1,256	42,596
	Han Kuk Carbon Co. Ltd.	4,578	41,936
	Hana Pharm Co. Ltd.	689	10,498
	HanChang Paper Co. Ltd.	15,915	25,149
*	Hancom MDS, Inc.	1,202	19,958
	Handok, Inc.	1,372	23,471
	Handsome Co. Ltd.	2,572	72,649
	Hanil Holdings Co. Ltd.	1,453	15,007
	Hanil Hyundai Cement Co. Ltd.	562	14,038
	Hanjin Transportation Co. Ltd.	1,458	33,849
	Hankook Tire & Technology Co. Ltd.	11,847	334,526
	Hansae Co. Ltd.	2,823	59,285
	Hansae Yes24 Holdings Co. Ltd.	1,435	7,458
	Hanshin Construction	1,431	19,342
	Hansol Holdings Co. Ltd.	5,410	14,285
*	Hansol HomeDeco Co. Ltd.	11,444	14,582
	Hansol Logistics Co. Ltd.	6,472	18,503
	Hansol Paper Co. Ltd.	3,482	33,997
*	Hansol Technics Co. Ltd.	5,142	27,986
	Hanwha Aerospace Co. Ltd.	4,721	191,384
	Hanwha Corp.	7,084	176,717
*	Hanwha General Insurance Co. Ltd.	14,136	41,958
*	Hanwha Investment & Securities Co. Ltd.	19,019	77,936
	Hanwha Life Insurance Co. Ltd.	62,895	154,646
*	Hanwha Solutions Corp.	19,018	519,031

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Eng Co. Ltd.	2,207	$27,504
*	Harim Co. Ltd.	12,261	27,554
	Harim Holdings Co. Ltd.	4,215	31,668
	HB Technology Co. Ltd.	11,025	22,016
	HDC Holdings Co. Ltd.	4,430	26,669
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	82,105
	Hitejinro Holdings Co. Ltd.	1,504	14,473
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	22,733
*	Home Center Holdings Co. Ltd.	9,904	9,442
	HS Industries Co. Ltd.	8,886	36,961
	Huchems Fine Chemical Corp.	4,631	82,733
*	Humax Co. Ltd.	5,444	19,688
	Huons Global Co. Ltd.	962	25,989
	Huvis Corp.	1,579	9,468
	Huvitz Co. Ltd.	1,517	10,489
	Hwa Shin Co. Ltd.	3,210	19,870
*	Hwail Pharm Co. Ltd.	4,405	7,830
	Hwangkum Steel & Technology Co. Ltd.	1,320	8,929
	Hwaseung Corp. Co. Ltd.	6,983	11,252
	HwaSung Industrial Co. Ltd.	1,665	20,318
	Hy-Lok Corp.	1,868	24,810
*	Hyosung Chemical Corp.	120	24,077
	Hyosung Corp.	1,147	79,117
*	Hyosung Heavy Industries Corp.	1,256	55,858
	Hyundai BNG Steel Co. Ltd.	1,368	17,891
*	Hyundai Construction Equipment Co. Ltd.	2,054	67,324
	Hyundai Department Store Co. Ltd.	2,618	157,667
*	Hyundai Electric & Energy System Co. Ltd.	1,540	22,926
	Hyundai Elevator Co. Ltd.	3,634	110,912
	Hyundai Energy Solutions Co. Ltd.	558	10,009
	Hyundai Engineering & Construction Co. Ltd.	12,057	431,788
	Hyundai Futurenet Co. Ltd.	10,757	30,406
	Hyundai Glovis Co. Ltd.	2,798	382,797
	Hyundai Greenfood Co. Ltd.	4,189	26,914
	Hyundai Heavy Industries Holdings Co. Ltd.	7,795	314,295
	Hyundai Livart Furniture Co. Ltd.	1,826	20,180
	Hyundai Marine & Fire Insurance Co. Ltd.	5,167	109,933
*	Hyundai Mipo Dockyard Co. Ltd.	3,727	216,514
	Hyundai Motor Securities Co. Ltd.	3,996	36,330
*	Hyundai Rotem Co. Ltd.	10,115	159,956
	Hyundai Steel Co.	14,635	483,366
	Hyundai Wia Corp.	3,089	176,920
	HyVision System, Inc.	3,097	58,000
	ICD Co. Ltd.	1,525	13,921
	IDIS Holdings Co. Ltd.	1,420	15,165
*	IHQ, Inc.	12,983	12,139
	Iljin Holdings Co. Ltd.	6,068	23,065
	Ilshin Spinning Co. Ltd.	160	13,737
	Ilsung Pharmaceuticals Co. Ltd.	138	8,338
	iMarketKorea, Inc.	3,411	27,677
	InBody Co. Ltd.	1,577	27,299
*	Industrial Bank of Korea	44,406	385,547
*	Infinitt Healthcare Co. Ltd.	4,590	25,152
	Innocean Worldwide, Inc.	1,175	48,892
*	Insun ENT Co. Ltd.	3,640	34,019
	Interpark Corp.	10,436	38,189
	INTOPS Co. Ltd.	2,924	96,775
	Inzi Controls Co. Ltd.	848	10,294
	INZI Display Co. Ltd.	3,267	7,496

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IS Dongseo Co. Ltd.	3,178	$126,463
	i-SENS, Inc.	814	19,035
	ISU Chemical Co. Ltd.	2,173	23,510
*	Jahwa Electronics Co. Ltd.	2,599	50,190
	JB Financial Group Co. Ltd.	19,356	132,026
*	Jeju Semiconductor Corp.	5,651	25,864
	Jinsung T.E.C.	2,075	16,269
*	JNK Heaters Co. Ltd.	1,439	6,115
	JW Holdings Corp.	6,715	17,845
	JW Life Science Corp.	762	8,225
	Kangnam Jevisco Co. Ltd.	364	7,598
*	Kangwon Land, Inc.	12,533	263,517
	KAON Media Co. Ltd.	3,470	42,704
	KC Co. Ltd.	2,037	32,279
	KC Tech Co. Ltd.	1,176	19,951
	KCC Corp.	833	269,977
	KCC Engineering & Construction Co. Ltd.	2,711	18,462
	KCC Glass Corp.	902	44,522
	KCTC	3,354	14,345
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	87,517
	KG Chemical Corp.	871	19,558
	Kginicis Co. Ltd.	1,969	28,980
	KGMobilians Co. Ltd.	3,097	23,108
	KINX, Inc.	749	34,583
*	KISCO Corp.	2,292	14,522
*	KISCO Holdings Co. Ltd.	1,802	21,465
	KISWIRE Ltd.	1,557	25,830
	KIWOOM Securities Co. Ltd.	2,700	203,389
*	KMH Hitech Co. Ltd.	17,133	22,734
	Kolmar Korea Co. Ltd.	1,399	40,985
	Kolmar Korea Holdings Co. Ltd.	1,725	25,222
	Kolon Corp.	1,235	31,293
	Kolon Global Corp.	1,794	28,843
*	Kolon Industries, Inc.	2,959	153,866
	Korea Alcohol Industrial Co. Ltd.	1,839	16,241
	Korea Asset In Trust Co. Ltd.	6,413	19,235
	Korea Cast Iron Pipe Industries Co. Ltd.	1,394	10,024
*	Korea Circuit Co. Ltd.	2,410	60,540
	Korea Electric Terminal Co. Ltd.	1,101	59,878
*	Korea Information & Communications Co. Ltd.	1,765	12,936
	Korea Investment Holdings Co. Ltd.	6,698	410,717
*	Korea Line Corp.	27,137	49,135
	Korea Petrochemical Ind Co. Ltd.	559	70,583
	Korea Petroleum Industries Co.	1,218	15,391
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	70,579
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,208	419,675
	Korea Zinc Co. Ltd.	1,186	504,498
*	Korean Air Lines Co. Ltd.	21,582	521,152
	Korean Reinsurance Co.	16,673	141,845
	KPX Chemical Co. Ltd.	249	10,487
	KSS LINE Ltd.	1,857	17,498
*	KT Alpha Co. Ltd.	1,749	8,947
	KT Skylife Co. Ltd.	3,494	23,777
	KT Submarine Co. Ltd.	3,260	14,646
	KTB Investment & Securities Co. Ltd.	10,955	45,627
	Kukbo Design Co. Ltd.	874	13,625
	Kukdo Chemical Co. Ltd.	1,142	51,967
	Kukdong Oil & Chemicals Co. Ltd.	3,001	9,051
	Kumho Petrochemical Co. Ltd.	2,770	343,878

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kumho Tire Co., Inc.	19,446	$65,832
	KUMHOE&C Co. Ltd.	2,973	25,114
	Kumkang Kind Co. Ltd.	1,937	12,850
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	35,640
	Kwang Myung Electric Co. Ltd.	6,601	12,795
*	Kyeryong Construction Industrial Co. Ltd.	1,207	31,595
	Kyobo Securities Co. Ltd.	3,914	25,795
	Kyongbo Pharmaceutical Co. Ltd.	1,238	8,888
	Kyung Dong Navien Co. Ltd.	1,037	42,273
	Kyungbang Co. Ltd.	1,871	22,008
*	Kyungchang Industrial Co. Ltd.	9,481	25,525
	Kyungdong Pharm Co. Ltd.	2,282	19,372
	Kyung-In Synthetic Corp.	5,504	26,769
	LEADCORP, Inc.	2,739	17,344
	LF Corp.	3,721	49,069
	LG Display Co. Ltd.	37,050	623,090
	LG HelloVision Co. Ltd.	3,508	13,712
	LG Uplus Corp.	33,019	359,796
	LIG Nex1 Co. Ltd.	1,247	61,170
*	Lock & Lock Co. Ltd.	5,158	43,682
	LOT Vacuum Co. Ltd.	3,140	41,928
	Lotte Chemical Corp.	2,720	447,284
	Lotte Chilsung Beverage Co. Ltd.	706	87,545
	Lotte Confectionery Co. Ltd.	349	34,082
	Lotte Corp.	4,752	106,166
*	Lotte Data Communication Co.	385	11,806
	LOTTE Fine Chemical Co. Ltd.	2,806	161,319
	Lotte Food Co. Ltd.	61	16,179
	LOTTE Himart Co. Ltd.	1,494	26,564
*	Lotte Non-Life Insurance Co. Ltd.	14,792	18,434
	Lotte Shopping Co. Ltd.	1,245	83,680
	LS Corp.	2,826	119,067
	LS Electric Co. Ltd.	3,075	126,941
*	LVMC Holdings	5,340	14,567
	LX Hausys Ltd.	1,101	51,320
	LX International Corp.	4,931	101,122
	Macrogen, Inc.	1,322	27,277
*	Maeil Dairies Co. Ltd.	624	35,277
*	Mando Corp.	5,160	227,246
*	MegaStudy Co. Ltd.	1,207	11,539
	Meritz Financial Group, Inc.	6,359	230,452
	Meritz Fire & Marine Insurance Co. Ltd.	5,353	206,185
	Meritz Securities Co. Ltd.	50,372	256,717
	Minwise Co. Ltd.	1,657	24,863
	Mirae Asset Life Insurance Co. Ltd.	14,911	46,126
	Mirae Asset Securities Co. Ltd.	47,144	337,702
*	MK Electron Co. Ltd.	2,487	32,335
	Motonic Corp.	2,838	21,795
	Muhak Co. Ltd.	3,935	25,905
	Namhae Chemical Corp.	2,744	20,447
	Namyang Dairy Products Co. Ltd.	48	15,045
*	NDFOS Co. Ltd.	1,261	9,053
	NeoPharm Co. Ltd.	1,577	30,598
*	Neowiz	2,725	59,993
*	Neowiz Holdings Corp.	699	38,700
	Nexen Corp.	3,941	13,549
	Nexen Tire Corp.	6,381	33,477
	NH Investment & Securities Co. Ltd.	27,356	262,300
*	NHN Corp.	3,046	87,849

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	4,498	$63,462
	Nice Information & Telecommunication, Inc.	1,071	24,143
	NICE Total Cash Management Co. Ltd.	3,128	13,182
	Nong Shim Holdings Co. Ltd.	465	28,731
	Nong Woo Bio Co. Ltd.	979	8,195
	NongShim Co. Ltd.	597	161,132
	NOROO Paint & Coatings Co. Ltd.	1,692	15,461
	NPC	2,647	18,533
	NS Shopping Co. Ltd.	2,986	29,475
*	OCI Co. Ltd.	2,752	207,120
*	OPTRON-TEC, Inc.	2,558	17,130
	Orion Holdings Corp.	4,507	53,034
*	Osung Advanced Materials Co. Ltd.	10,387	20,116
	Ottogi Corp.	226	82,420
	Paik Kwang Industrial Co. Ltd.	4,913	17,375
#	Pan Ocean Co. Ltd.	45,141	188,415
*	Paradise Co. Ltd.	8,636	110,081
	Partron Co. Ltd.	8,571	93,993
	PHA Co. Ltd.	1,125	8,709
*	PJ Electronics Co. Ltd.	862	5,921
	Poongsan Corp.	3,373	84,571
	Poongsan Holdings Corp.	918	21,180
	POSCO Coated & Color Steel Co. Ltd.	326	13,890
	Posco International Corp.	8,676	150,038
*	Power Logics Co. Ltd.	3,502	20,691
	Protec Co. Ltd.	413	11,576
	Pulmuone Co. Ltd.	2,609	35,621
	Pungkuk Alcohol Industry Co. Ltd.	569	7,105
*	RFTech Co. Ltd.	3,243	14,452
	Sajo Industries Co. Ltd.	276	9,955
	Sajodaerim Corp.	1,147	25,206
*	Sajodongaone Co. Ltd.	16,983	15,159
	Sam Young Electronics Co. Ltd.	2,074	18,725
	Sam Yung Trading Co. Ltd.	2,591	29,673
*	Sambo Corrugated Board Co. Ltd.	728	8,499
*	Samchuly Bicycle Co. Ltd.	914	8,452
	Samho Development Co. Ltd.	4,766	18,230
	Samick Musical Instruments Co. Ltd.	8,299	11,372
	Samick THK Co. Ltd.	1,192	12,664
	Samji Electronics Co. Ltd.	1,682	14,855
	Samjin LND Co. Ltd.	5,625	13,476
	Samjin Pharmaceutical Co. Ltd.	1,495	31,339
*	Sammok S-Form Co. Ltd.	2,023	23,898
	SAMPYO Cement Co. Ltd.	9,240	39,934
	Samsung Card Co. Ltd.	5,989	154,189
	Samsung Fire & Marine Insurance Co. Ltd.	4,337	724,935
*	Samsung Heavy Industries Co. Ltd.	97,760	424,923
	Samsung Securities Co. Ltd.	10,076	340,219
	SAMT Co. Ltd.	12,775	43,001
	Samyang Corp.	593	30,774
	Samyang Foods Co. Ltd.	255	18,167
	Samyang Holdings Corp.	724	52,970
	Samyang Tongsang Co. Ltd.	146	6,842
	Sangsangin Co. Ltd.	7,820	60,465
*	SBW	39,024	21,023
*	SDN Co. Ltd.	4,192	5,873
	Seah Besteel Corp.	2,148	27,333
	SeAH Holdings Corp.	153	13,150
	SeAH Steel Holdings Corp.	193	16,986

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Co. Ltd.	2,050	$18,685
	Sebang Global Battery Co. Ltd.	1,376	71,838
	Sejong Industrial Co. Ltd.	4,914	29,918
*	Sejong Telecom, Inc.	60,354	25,959
	Seobu T&D	3,830	28,578
	Seohan Co. Ltd.	19,101	23,295
	Seoul Semiconductor Co. Ltd.	8,308	104,983
	Seoyon Co. Ltd.	3,230	32,318
*	Sewon E&C Co. Ltd.	25,762	22,660
	Sewoon Medical Co. Ltd.	6,936	20,582
	SFA Engineering Corp.	2,968	84,942
*	SG Corp.	14,186	7,724
	SGC e Tec E&C Co. Ltd.	325	14,902
	Shindaeyang Paper Co. Ltd.	369	27,342
	Shinsegae Engineering & Construction Co. Ltd.	514	13,312
*	Shinsegae Food Co. Ltd.	418	26,253
	Shinsegae Information & Communication Co. Ltd.	99	14,032
*	Shinsegae International, Inc.	188	18,950
*	Shinsegae, Inc.	1,280	251,235
	Shinwha Intertek Corp.	3,331	8,057
*	Shinwon Corp.	17,889	30,991
	Shinyoung Securities Co. Ltd.	785	39,349
	SIGONG TECH Co. Ltd.	1,930	9,389
	Silla Co. Ltd.	770	7,867
	SIMPAC, Inc.	1,754	8,899
*	Sindoh Co. Ltd.	427	11,301
	Sinil Pharm Co. Ltd.	854	6,576
	SK Chemicals Co. Ltd.	1,780	188,428
	SK D&D Co. Ltd.	2,069	45,941
	SK Discovery Co. Ltd.	2,070	68,354
	SK Gas Ltd.	546	53,315
	SK Networks Co. Ltd.	24,348	92,207
*	SK Rent A Car Co. Ltd.	2,451	19,061
	SK Securities Co. Ltd.	69,495	50,958
	SL Corp.	3,275	73,564
*	S-MAC Co. Ltd.	36,548	22,647
	SNT Dynamics Co. Ltd.	1,105	7,398
	SNT Holdings Co. Ltd.	951	12,595
	SNT Motiv Co. Ltd.	1,479	54,437
*	SNU Precision Co. Ltd.	6,787	18,136
	S-Oil Corp.	6,206	471,119
	Songwon Industrial Co. Ltd.	2,633	43,458
*	Soulbrain Holdings Co. Ltd.	1,012	24,800
	SPG Co. Ltd.	3,032	31,242
*	Spigen Korea Co. Ltd.	593	19,913
	Ssangyong C&E Co. Ltd.	16,060	102,660
	Suheung Co. Ltd.	469	15,455
	Sun Kwang Co. Ltd.	393	20,196
*	SundayToz Corp.	975	21,556
	Sung Kwang Bend Co. Ltd.	2,934	19,706
*	Sungchang Enterprise Holdings Ltd.	12,418	23,641
	Sungshin Cement Co. Ltd.	4,536	60,213
	Sungwoo Hitech Co. Ltd.	8,732	37,497
	Sunjin Co. Ltd.	2,612	22,986
	Systems Technology, Inc.	1,835	28,059
	Tae Kyung Industrial Co. Ltd.	3,102	16,951
	Taekwang Industrial Co. Ltd.	57	47,813
	Taekyung BK Co. Ltd.	4,970	17,817
*††	Taewoong Co. Ltd.	957	1,861

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co. Ltd.	4,504	$39,353
*	Taihan Textile Co. Ltd.	263	10,520
	TechWing, Inc.	1,109	18,992
	TES Co. Ltd.	2,427	51,664
*	Theragen Etex Co. Ltd.	6,173	26,653
*	Thinkware Systems Corp.	1,790	29,013
*	TK Corp.	3,405	29,767
	Tongyang Life Insurance Co. Ltd.	5,937	29,623
	Tongyang, Inc.	19,744	21,518
*	Top Engineering Co. Ltd.	3,288	19,135
*	Tovis Co. Ltd.	1,651	13,630
	TS Corp.	6,440	14,752
*	TY Holdings Co. Ltd.	3,021	59,318
	Ubiquoss Holdings, Inc.	1,989	26,789
	Uju Electronics Co. Ltd.	1,365	36,903
	Uni-Chem Co. Ltd.	9,060	9,381
*	Unick Corp.	1,421	6,369
	Unid Co. Ltd.	1,085	76,026
	Uniquest Corp.	2,686	25,730
*	Value Added Technology Co. Ltd.	1,095	30,273
	Vitzro Tech Co. Ltd.	2,134	15,463
*	Vivien Corp.	3,472	7,430
*	Webzen, Inc.	1,681	31,446
*	Welcron Co. Ltd.	3,279	10,768
	Whanin Pharmaceutical Co. Ltd.	1,750	24,300
*	WillBes & Co.	6,600	7,314
	Winix, Inc.	1,622	24,770
	WiSoL Co. Ltd.	5,751	51,352
*	WONIK CUBE Corp.	8,728	20,766
*	Wonik Holdings Co. Ltd.	8,665	33,758
	Wonik Materials Co. Ltd.	1,147	35,030
*	Woongjin Thinkbig Co. Ltd.	3,471	8,249
*	Wooree Bio Co. Ltd.	2,856	8,275
	Woori Financial Group, Inc.	80,684	992,604
	Woori Investment Bank Co. Ltd.	53,517	36,307
*	Woorison F&G Co. Ltd.	17,338	29,793
*	Woory Industrial Co. Ltd.	1,104	17,706
*	Woosu AMS Co. Ltd.	6,739	22,611
*	Woowon Development Co. Ltd.	1,769	6,688
	Y G-1 Co. Ltd.	2,283	15,735
*	Y-entec Co. Ltd.	2,370	26,434
*	YIK Corp.	3,175	14,994
	Youlchon Chemical Co. Ltd.	1,117	21,014
	Young Poong Corp.	78	40,397
	Young Poong Precision Corp.	3,427	25,291
*	Youngone Corp.	4,082	159,008
	Youngone Holdings Co. Ltd.	1,334	54,553
	Yuanta Securities Korea Co. Ltd.	17,353	50,865
	Yuyu Pharma, Inc.	3,566	20,518
*	Zeus Co. Ltd.	822	16,153
TOTAL SOUTH KOREA			32,573,268
TAIWAN — (19.0%)
	Abico Avy Co. Ltd.	48,965	44,114
	Ability Enterprise Co. Ltd.	37,000	37,080
#	AcBel Polytech, Inc.	60,000	70,610
	Acer, Inc.	379,000	393,053
	ACES Electronic Co. Ltd.	28,985	49,245
	Advanced International Multitech Co. Ltd.	14,000	40,933

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Advanced Optoelectronic Technology, Inc.	34,000	$32,770
	Advancetek Enterprise Co. Ltd.	31,000	24,821
	Aerospace Industrial Development Corp.	74,000	78,177
*	AGV Products Corp.	144,000	54,911
	Allis Electric Co. Ltd.	39,690	33,741
	Alltek Technology Corp.	22,260	22,986
	Alpha Networks, Inc.	43,773	48,317
	Altek Corp.	59,000	102,113
*	Ambassador Hotel	49,000	54,356
	AMPOC Far-East Co. Ltd.	19,000	26,271
	AmTRAN Technology Co. Ltd.	148,364	88,444
	Apacer Technology, Inc.	35,000	56,427
	APCB, Inc.	17,000	12,526
	Apex Biotechnology Corp.	13,000	12,376
	Arcadyan Technology Corp.	23,000	103,837
	Ardentec Corp.	31,000	59,607
	Asia Cement Corp.	340,000	544,741
	Asia Optical Co., Inc.	27,000	83,579
*	Asia Pacific Telecom Co. Ltd.	381,060	109,807
	Asia Polymer Corp.	83,742	108,291
	Asia Tech Image, Inc.	18,000	35,448
#	AU Optronics Corp.	1,219,000	906,238
	Audix Corp.	23,000	47,657
	Bank of Kaohsiung Co. Ltd.	120,091	58,538
	Basso Industry Corp.	30,000	45,001
	BES Engineering Corp.	146,000	46,519
	Bright Led Electronics Corp.	26,000	21,384
	Brighton-Best International Taiwan, Inc.	77,000	109,347
	Capital Futures Corp.	17,000	23,503
	Capital Securities Corp.	273,000	161,051
	Career Technology MFG. Co. Ltd.	77,180	65,968
	Catcher Technology Co. Ltd.	101,000	569,117
	Cathay Real Estate Development Co. Ltd.	101,000	68,849
	Cayman Engley Industrial Co. Ltd.	4,000	11,687
	Celxpert Energy Corp.	10,000	14,514
	Central Reinsurance Co. Ltd.	34,000	35,024
	Chang Hwa Commercial Bank Ltd.	709,790	454,318
	Channel Well Technology Co. Ltd.	10,000	13,820
	CHC Healthcare Group	13,000	16,939
	Chen Full International Co. Ltd.	12,000	17,275
#	Cheng Loong Corp.	117,000	145,261
*	Cheng Mei Materials Technology Corp.	78,000	34,253
	Cheng Shin Rubber Industry Co. Ltd.	267,000	335,658
	Cheng Uei Precision Industry Co. Ltd.	74,000	101,776
	Chia Chang Co. Ltd.	17,000	29,563
	Chia Hsin Cement Corp.	78,000	56,444
	Chicony Electronics Co. Ltd.	23,000	73,799
*	China Airlines Ltd.	364,000	317,198
	China Bills Finance Corp.	133,000	82,962
	China Chemical & Pharmaceutical Co. Ltd.	58,000	45,561
	China Development Financial Holding Corp.	1,875,559	1,251,129
	China Electric Manufacturing Corp.	47,440	31,362
	China General Plastics Corp.	64,141	77,287
	China Man-Made Fiber Corp.	278,912	95,980
	China Metal Products	64,000	77,194
	China Motor Corp.	40,200	89,214
*	China Petrochemical Development Corp.	796,120	354,314
	China Wire & Cable Co. Ltd.	15,000	14,131
	Chinese Maritime Transport Ltd.	20,000	35,720

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	26,000	$17,451
	Chin-Poon Industrial Co. Ltd.	79,000	99,334
	Chipbond Technology Corp.	97,000	241,928
	ChipMOS Technologies, Inc.	86,000	146,350
	Chong Hong Construction Co. Ltd.	22,000	58,805
	Chun Yuan Steel Industry Co. Ltd.	73,000	56,937
	Chung Hsin Electric & Machinery Manufacturing Corp.	55,000	84,378
*	Chung Hwa Pulp Corp.	48,000	38,978
	Clevo Co.	73,000	81,305
	CMC Magnetics Corp.	208,869	80,242
	Compal Electronics, Inc.	647,000	591,673
	Compeq Manufacturing Co. Ltd.	143,000	221,425
	Compucase Enterprise	7,000	7,881
	Concord Securities Co. Ltd.	89,510	45,096
	Continental Holdings Corp.	60,000	50,866
	Contrel Technology Co. Ltd.	61,000	42,544
	Coretronic Corp.	50,000	136,934
	CTCI Corp.	94,000	130,033
	Cyberlink Corp.	7,000	21,625
	CyberPower Systems, Inc.	9,000	22,268
#	CyberTAN Technology, Inc.	61,000	57,180
	DA CIN Construction Co. Ltd.	60,000	70,955
	Dafeng TV Ltd.	9,000	14,677
*	Da-Li Development Co. Ltd.	19,327	20,932
	Darfon Electronics Corp.	37,000	60,506
*	Darwin Precisions Corp.	59,000	27,508
	De Licacy Industrial Co. Ltd.	79,000	45,397
	Depo Auto Parts Ind Co. Ltd.	13,000	27,862
	D-Link Corp.	103,040	62,153
	Dynamic Electronics Co. Ltd.	39,701	29,855
	Dynapack International Technology Corp.	16,000	59,239
	Edom Technology Co. Ltd.	20,900	24,886
	Egis Technology, Inc.	8,000	31,678
	Elite Advanced Laser Corp.	6,000	11,505
	Elitegroup Computer Systems Co. Ltd.	59,000	42,142
	Emerging Display Technologies Corp.	48,000	31,540
*	Ennostar, Inc.	79,975	265,010
	EnTie Commercial Bank Co. Ltd.	127,000	74,518
	Eson Precision Ind Co. Ltd.	20,000	44,100
	Eternal Materials Co. Ltd.	140,000	185,510
*	Eva Airways Corp.	348,041	310,697
*	Everest Textile Co. Ltd.	53,326	17,658
	Evergreen International Storage & Transport Corp.	87,000	90,568
	Everlight Chemical Industrial Corp.	92,000	79,545
	Everlight Electronics Co. Ltd.	54,000	107,093
	Excelsior Medical Co. Ltd.	24,912	51,606
	Far Eastern Department Stores Ltd.	151,000	114,277
	Far Eastern International Bank	336,257	133,361
	Far Eastern New Century Corp.	440,000	460,933
	Farglory F T Z Investment Holding Co. Ltd.	12,000	28,639
	Farglory Land Development Co. Ltd.	39,000	90,109
	Feedback Technology Corp.	10,000	28,711
	Feng Hsin Steel Co. Ltd.	59,000	177,162
	First Hotel	28,000	14,047
	First Insurance Co. Ltd.	27,000	14,350
*	First Steamship Co. Ltd.	97,010	40,672
	FIT Holding Co. Ltd.	18,000	20,489
	FLEXium Interconnect, Inc.	46,000	163,297
	Formosa Advanced Technologies Co. Ltd.	29,000	40,538

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Formosa Laboratories, Inc.	10,704	$21,301
	Formosa Optical Technology Co. Ltd.	6,000	12,954
#	Formosa Taffeta Co. Ltd.	132,000	136,544
	Formosan Rubber Group, Inc.	69,000	54,939
	Formosan Union Chemical	70,400	57,239
	Foxconn Technology Co. Ltd.	142,000	312,805
	FSP Technology, Inc.	18,000	28,123
	Fulgent Sun International Holding Co. Ltd.	20,000	77,494
	Fullerton Technology Co. Ltd.	18,000	11,758
*	Fulltech Fiber Glass Corp.	62,620	35,213
	Fwusow Industry Co. Ltd.	33,000	23,166
	G Shank Enterprise Co. Ltd.	16,000	35,026
	Gamania Digital Entertainment Co. Ltd.	5,000	11,682
	Gemtek Technology Corp.	74,000	83,970
	General Interface Solution Holding Ltd.	38,000	132,710
	General Plastic Industrial Co. Ltd.	14,000	13,802
	Getac Technology Corp.	9,000	17,648
*	Giantplus Technology Co. Ltd.	35,000	15,086
	Ginko International Co. Ltd.	4,650	46,111
	Global Brands Manufacture Ltd.	50,600	65,759
	Globe Union Industrial Corp.	44,000	23,004
	Gloria Material Technology Corp.	73,000	54,097
	Goldsun Building Materials Co. Ltd.	109,543	102,296
	Gourmet Master Co. Ltd.	5,000	19,187
#	Grand Pacific Petrochemical	160,000	155,951
	Great China Metal Industry	26,000	24,630
	GTM Holdings Corp.	24,000	22,923
	Hannstar Board Corp.	47,132	71,823
	HannStar Display Corp.	302,000	179,947
	HannsTouch Solution, Inc.	75,194	40,144
	Harvatek Corp.	31,000	28,122
	Hey Song Corp.	53,000	67,624
	Highwealth Construction Corp.	115,000	194,538
	Hitron Technology, Inc.	13,000	9,835
	Ho Tung Chemical Corp.	176,000	68,429
	Holy Stone Enterprise Co. Ltd.	5,000	21,132
	Hong Pu Real Estate Development Co. Ltd.	35,000	27,796
	Hong TAI Electric Industrial	58,000	50,829
	Hong YI Fiber Industry Co.	19,000	15,850
	Hotai Finance Co. Ltd.	18,000	69,127
	Hsin Kuang Steel Co. Ltd.	10,000	19,137
	Hsing TA Cement Co.	29,000	21,015
	HUA ENG Wire & Cable Co. Ltd.	37,000	26,504
	Hua Yu Lien Development Co. Ltd.	12,000	24,803
	Huaku Development Co. Ltd.	44,000	144,331
	Huang Hsiang Construction Corp.	15,000	21,288
	Hung Ching Development & Construction Co. Ltd.	13,000	13,731
	Hung Sheng Construction Ltd.	44,680	38,432
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	37,216
	Ibase Technology, Inc.	29,000	40,637
	IBF Financial Holdings Co. Ltd.	334,681	194,063
	Ichia Technologies, Inc.	27,000	15,703
	IEI Integration Corp.	29,600	47,755
	Infortrend Technology, Inc.	52,000	30,704
#	Innolux Corp.	1,404,000	881,869
	Inpaq Technology Co. Ltd.	19,000	41,831
	Integrated Service Technology, Inc.	19,000	34,289
	International CSRC Investment Holdings Co.	70,600	63,652
	Inventec Corp.	386,000	354,061

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	6,000	$14,658
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	27,604
	Jarllytec Co. Ltd.	10,000	23,232
	Jess-Link Products Co. Ltd.	13,000	18,850
	Johnson Health Tech Co. Ltd.	13,000	25,241
	K Laser Technology, Inc.	27,000	22,401
#	Kaimei Electronic Corp.	23,000	75,926
	KEE TAI Properties Co. Ltd.	49,000	21,175
	Kenda Rubber Industrial Co. Ltd.	101,880	111,157
	Kerry TJ Logistics Co. Ltd.	29,000	47,365
	Kindom Development Co. Ltd.	53,900	69,501
	King Chou Marine Technology Co. Ltd.	8,000	10,069
	King Yuan Electronics Co. Ltd.	173,000	286,773
	King's Town Bank Co. Ltd.	138,000	203,079
*	King's Town Construction Co. Ltd.	24,000	32,850
*	Kinko Optical Co. Ltd.	9,455	11,049
	Kinpo Electronics	184,000	100,056
	Ko Ja Cayman Co. Ltd.	5,000	12,648
	Kung Sing Engineering Corp.	75,900	22,451
	Kuo Toong International Co. Ltd.	29,399	21,747
	Kuo Yang Construction Co. Ltd.	11,000	9,215
	Kwong Lung Enterprise Co. Ltd.	23,000	33,750
	L&K Engineering Co. Ltd.	30,000	32,291
	Lanner Electronics, Inc.	10,000	19,146
	Laser Tek Taiwan Co. Ltd.	23,000	29,905
*	Lealea Enterprise Co. Ltd.	100,000	37,473
	LEE CHI Enterprises Co. Ltd.	19,000	17,887
	Lelon Electronics Corp.	8,000	18,750
*	Li Peng Enterprise Co. Ltd.	119,000	40,103
	Lida Holdings Ltd.	18,000	21,121
#*	Lingsen Precision Industries Ltd.	77,000	66,582
	Lite-On Technology Corp.	294,000	679,024
*	Long Bon International Co. Ltd.	44,000	27,961
	Long Da Construction & Development Corp.	66,000	52,668
	Longchen Paper & Packaging Co. Ltd.	136,527	111,274
	Longwell Co.	9,000	16,352
	Lumax International Corp. Ltd.	22,000	58,356
	Lung Yen Life Service Corp.	33,000	50,882
	Macronix International Co. Ltd.	247,000	376,702
	Mayer Steel Pipe Corp.	30,000	32,221
	Meiloon Industrial Co.	13,000	13,713
	Mercuries & Associates Holding Ltd.	76,400	58,932
*	Mercuries Life Insurance Co. Ltd.	223,892	75,094
	Merry Electronics Co. Ltd.	28,384	91,839
*	MIN AIK Technology Co. Ltd.	30,000	25,126
	Mirle Automation Corp.	38,000	58,482
	Mitac Holdings Corp.	125,944	148,891
	MOSA Industrial Corp.	7,000	9,644
	MPI Corp.	8,000	31,739
	Namchow Holdings Co. Ltd.	13,000	22,949
	Nan Pao Resins Chemical Co. Ltd.	6,000	30,259
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	12,460
	Nanya Technology Corp.	136,000	361,286
	Netronix, Inc.	13,000	24,570
	Nexcom International Co. Ltd.	16,000	14,347
	Nien Hsing Textile Co. Ltd.	13,000	9,599
#	O-Bank Co. Ltd.	208,909	64,641
	Ocean Plastics Co. Ltd.	24,000	29,007
*	Oriental Union Chemical Corp.	99,000	73,601

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pacific Construction Co.	32,000	$10,647
	Pacific Hospital Supply Co. Ltd.	8,000	21,795
	Paiho Shih Holdings Corp.	10,000	12,865
	Pan German Universal Motors Ltd.	1,000	7,571
#	Pan-International Industrial Corp.	76,000	102,423
	Pegatron Corp.	280,000	703,833
	PharmaEngine, Inc.	12,000	26,397
*	Pharmally International Holding Co. Ltd.	7,000	0
	Pixart Imaging, Inc.	11,000	55,565
	Plastron Precision Co. Ltd.	17,000	8,326
	Plotech Co. Ltd.	19,800	20,142
	Pou Chen Corp.	369,000	429,000
	Powertech Technology, Inc.	95,000	338,598
	President Securities Corp.	131,539	106,603
	Primax Electronics Ltd.	49,000	95,528
	Prince Housing & Development Corp.	218,000	102,010
	Promate Electronic Co. Ltd.	25,000	37,433
	Prosperity Dielectrics Co. Ltd.	6,000	12,162
	Qisda Corp.	235,000	254,419
	QST International Corp.	15,000	33,055
	Qualipoly Chemical Corp.	15,000	22,618
	Quang Viet Enterprise Co. Ltd.	5,000	21,682
	Quanta Storage, Inc.	33,000	53,390
	Radiant Opto-Electronics Corp.	59,000	218,424
	Radium Life Tech Co. Ltd.	141,320	56,046
	Rechi Precision Co. Ltd.	61,000	39,878
	Rich Development Co. Ltd.	145,000	47,853
*	Ritek Corp.	142,121	49,046
*	Roo Hsing Co. Ltd.	56,000	12,549
	Ruentex Development Co. Ltd.	231,000	537,886
	Ruentex Industries Ltd.	66,300	229,438
	Sampo Corp.	43,200	47,375
	San Fang Chemical Industry Co. Ltd.	20,000	14,581
	San Far Property Ltd.	27,272	14,335
	Sanyang Motor Co. Ltd.	89,000	86,583
	Savior Lifetec Corp.	28,000	17,230
	ScinoPharm Taiwan Ltd.	33,000	27,745
	Senao International Co. Ltd.	10,000	11,692
	Sercomm Corp.	19,000	53,624
	Sesoda Corp.	19,776	22,698
	Shanghai Commercial & Savings Bank Ltd.	463,000	781,126
	Shan-Loong Transportation Co. Ltd.	14,000	18,357
	Shihlin Electric & Engineering Corp.	57,000	106,408
	Shin Kong Financial Holding Co. Ltd.	1,923,698	775,460
	Shin Zu Shing Co. Ltd.	20,000	66,760
*	Shining Building Business Co. Ltd.	68,330	25,443
	Shinkong Insurance Co. Ltd.	38,000	65,651
	Shinkong Synthetic Fibers Corp.	201,000	140,728
*	Shuttle, Inc.	55,000	28,580
	Sigurd Microelectronics Corp.	72,726	150,713
	Simplo Technology Co. Ltd.	23,000	263,030
	Sincere Navigation Corp.	48,410	43,913
	Sinher Technology, Inc.	8,000	11,596
	Sinon Corp.	70,000	71,055
	SinoPac Financial Holdings Co. Ltd.	1,542,000	922,600
	Sinyi Realty, Inc.	29,000	36,168
	Sirtec International Co. Ltd.	16,000	15,356
	Siward Crystal Technology Co. Ltd.	28,000	33,504
	Soft-World International Corp.	8,000	26,324

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solomon Technology Corp.	48,000	$35,610
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	12,098
	Sunrex Technology Corp.	11,000	17,320
	Sunspring Metal Corp.	14,177	13,776
	Supreme Electronics Co. Ltd.	69,657	123,229
	Swancor Holding Co. Ltd.	10,000	32,071
	Sweeten Real Estate Development Co. Ltd.	16,632	15,658
	Syncmold Enterprise Corp.	17,000	42,187
	Synmosa Biopharma Corp.	24,659	20,704
	Synnex Technology International Corp.	197,000	485,148
	Sysage Technology Co. Ltd.	8,000	11,046
	Systex Corp.	17,000	52,030
	TA Chen Stainless Pipe	204,831	330,819
	Ta Ya Electric Wire & Cable	123,844	103,772
	Tah Hsin Industrial Corp.	5,720	17,517
	TA-I Technology Co. Ltd.	13,000	28,772
*	Tai Tung Communication Co. Ltd.	17,000	10,974
	Taichung Commercial Bank Co. Ltd.	507,521	244,122
	Taiflex Scientific Co. Ltd.	39,000	65,351
	Taimide Tech, Inc.	20,000	29,826
	Tainan Enterprises Co. Ltd.	18,000	11,594
	Tainan Spinning Co. Ltd.	207,000	183,405
	Taishin Financial Holding Co. Ltd.	1,583,166	1,132,176
	Taisun Enterprise Co. Ltd.	22,000	21,356
	Taiwan Business Bank	898,848	335,262
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	21,878
	Taiwan Cogeneration Corp.	61,000	81,684
	Taiwan Fertilizer Co. Ltd.	61,000	148,299
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	39,623
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	58,450
	Taiwan Glass Industry Corp.	134,000	114,613
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	116,434
*	Taiwan Land Development Corp.	217,000	30,892
	Taiwan Navigation Co. Ltd.	32,000	37,566
	Taiwan PCB Techvest Co. Ltd.	53,000	89,938
	Taiwan Sanyo Electric Co. Ltd.	12,000	15,296
	Taiwan Shin Kong Security Co. Ltd.	51,510	73,014
	Taiwan Styrene Monomer	64,000	39,041
*	Taiwan TEA Corp.	91,000	69,897
	Taiyen Biotech Co. Ltd.	15,000	18,020
	TBI Motion Technology Co. Ltd.	9,000	14,940
	Te Chang Construction Co. Ltd.	13,000	13,987
	Team Group, Inc.	10,000	15,607
	Teco Electric & Machinery Co. Ltd.	264,000	282,427
	Test Rite International Co. Ltd.	46,000	35,796
	Thye Ming Industrial Co. Ltd.	22,400	30,237
	Ton Yi Industrial Corp.	154,000	78,281
	Tong Yang Industry Co. Ltd.	87,000	99,646
*	Tong-Tai Machine & Tool Co. Ltd.	18,000	10,482
	Topco Technologies Corp.	6,000	17,950
	Topoint Technology Co. Ltd.	17,000	23,825
	Toung Loong Textile Manufacturing	37,000	45,373
	TPK Holding Co. Ltd.	61,000	87,927
	Transcend Information, Inc.	39,000	99,285
	Tripod Technology Corp.	56,000	261,437
	Tsann Kuen Enterprise Co. Ltd.	8,000	10,035
	TSRC Corp.	97,000	131,515
	TST Group Holding Ltd.	4,000	18,746
	Tung Ho Steel Enterprise Corp.	77,850	192,207

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TYC Brother Industrial Co. Ltd.	38,000	$25,771
*	Tycoons Group Enterprise	42,000	18,329
	Tyntek Corp.	30,000	28,846
	U-Ming Marine Transport Corp.	45,000	88,869
	Unic Technology Corp.	36,000	26,470
#*	Union Bank Of Taiwan	288,701	149,296
	Unitech Computer Co. Ltd.	19,000	23,953
*	Unitech Printed Circuit Board Corp.	91,000	58,833
††	Unity Opto Technology Co. Ltd.	46,000	1,278
	Universal Cement Corp.	68,000	52,425
	Universal, Inc.	15,000	26,312
	Unizyx Holding Corp.	40,000	43,233
	UPC Technology Corp.	149,316	112,461
	USI Corp.	120,000	121,279
	Ve Wong Corp.	24,000	28,780
	Wah Lee Industrial Corp.	33,660	123,575
	Walsin Lihwa Corp.	409,000	388,094
	Walsin Technology Corp.	41,000	228,808
	Walton Advanced Engineering, Inc.	49,000	30,894
	Wei Chuan Foods Corp.	66,000	51,301
	Weikeng Industrial Co. Ltd.	69,946	76,543
	Well Shin Technology Co. Ltd.	9,000	15,376
	Winbond Electronics Corp.	425,000	474,346
	Wisdom Marine Lines Co. Ltd.	68,221	185,341
	Wistron Corp.	430,000	488,766
	Wistron NeWeb Corp.	44,000	113,014
	WPG Holdings Ltd.	207,000	408,090
	WT Microelectronics Co. Ltd.	68,000	211,680
	WUS Printed Circuit Co. Ltd.	28,350	33,101
	XAC Automation Corp.	10,000	9,711
	Xxentria Technology Materials Corp.	19,000	45,692
	YC INOX Co. Ltd.	70,973	77,670
	Yea Shin International Development Co. Ltd.	36,000	29,570
	Yem Chio Co. Ltd.	60,065	32,393
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	35,211
	YFC-Boneagle Electric Co. Ltd.	14,000	11,477
	YFY, Inc.	188,000	226,232
	Yi Jinn Industrial Co. Ltd.	23,000	15,118
*	Yieh Phui Enterprise Co. Ltd.	165,780	132,137
	YONGGU Group, Inc.	8,000	17,843
	Yonyu Plastics Co. Ltd.	12,000	15,087
	Youngtek Electronics Corp.	21,000	63,343
	Yuanta Futures Co. Ltd.	25,944	46,462
	Yulon Motor Co. Ltd.	99,324	148,266
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	34,307
	YungShin Global Holding Corp.	20,000	30,715
	Zeng Hsing Industrial Co. Ltd.	7,000	36,479
	Zenitron Corp.	27,000	31,897
	Zero One Technology Co. Ltd.	20,000	31,416
	Zhen Ding Technology Holding Ltd.	89,000	306,795
	Zig Sheng Industrial Co. Ltd.	68,000	37,538
*	Zinwell Corp.	56,000	38,446
	ZongTai Real Estate Development Co. Ltd.	27,000	38,162
TOTAL TAIWAN			40,621,422
THAILAND — (2.7%)
	AAPICO Hitech PCL	68,970	53,858
	Advanced Information Technology	161,700	29,382
	AJ Plast PCL	46,900	23,806

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Allianz Ayudhya Capital PCL	11,100	$14,669
	Alucon PCL	2,100	11,731
	Amata Corp. PCL	143,200	92,040
*	Ananda Development PCL	625,200	29,293
	AP Thailand PCL	293,300	89,853
	Asia Plus Group Holdings PCL	195,300	21,938
	Bangchak Corp. PCL	189,300	157,774
*	Bangkok Airways PCL	83,900	23,435
	Bangkok Commercial Asset Management PCL	210,000	128,668
	Bangkok Insurance PCL	8,120	64,872
	Bangkok Land PCL	1,010,600	32,174
	Bangkok Life Assurance PCL	79,400	101,948
	Banpu PCL	816,000	272,041
	Cal-Comp Electronics Thailand PCL, Class F	572,866	51,273
	CH Karnchang PCL	178,300	112,994
	CIMB Thai Bank PCL	129,100	3,606
*	Country Group Development PCL	1,002,600	15,056
*	Demco PCL	131,100	14,963
*	Dhipaya Group Holdings PCL	85,600	187,037
	Eastern Power Group PCL	112,400	21,099
	Eastern Water Resources Development & Management PCL, Class F	91,200	25,748
*	Esso Thailand PCL	127,900	29,579
	Frasers Property Thailand PCL	79,285	31,909
*	G J Steel PCL	869,100	14,618
	GFPT PCL	94,100	38,720
	Global Green Chemicals PCL, Class F	42,800	17,868
	Hana Microelectronics PCL	25,800	53,855
	ICC International PCL	9,300	8,415
	Ichitan Group PCL	52,400	15,738
	Index Livingmall PCL	26,600	15,179
	Interlink Communication PCL	109,400	25,300
	IRPC PCL	1,568,300	178,992
*	Italian-Thai Development PCL	664,700	43,122
	JKN Global Media PCL	110,600	25,412
*	Khon Kaen Sugar Industry PCL	125,300	14,000
	Kiatnakin Phatra Bank PCL	35,100	73,268
	Lalin Property PCL	79,100	25,895
	Land & Houses PCL	1,193,900	351,411
	Lanna Resources PCL	55,400	28,952
	LH Financial Group PCL	591,900	24,888
*	Loxley PCL	304,700	22,330
	LPN Development PCL	199,200	30,214
*	MBK PCL	87,252	33,543
	MC Group PCL	43,100	11,780
	MCS Steel PCL	107,500	46,816
*	MDX PCL	132,000	26,563
	Millcon Steel PCL	214,000	7,456
*	Nawarat Patanakarn PCL	444,400	13,214
	Noble Development PCL	116,100	21,968
*	Nusasiri PCL	1,661,900	65,388
	Origin Property PCL, Class F	71,000	24,523
	Polyplex Thailand PCL	55,700	40,150
	Praram 9 Hospital PCL	73,500	25,166
	Precious Shipping PCL	120,500	56,821
	Prima Marine PCL	103,800	18,394
	Property Perfect PCL	1,352,600	22,750
	Pruksa Holding PCL	134,700	58,662
	Quality Houses PCL	714,350	50,634
*	Raimon Land PCL	907,600	26,169

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ratchthani Leasing PCL	263,300	$33,372
	Regional Container Lines PCL	41,100	51,846
	Rojana Industrial Park PCL	217,500	42,135
	Saha Pathana Inter-Holding PCL	13,500	26,355
	Saha Pathanapibul PCL	16,100	31,310
	Saha-Union PCL	21,500	21,794
*	Samart Corp. PCL	89,100	17,394
	Sansiri PCL	1,986,600	78,760
	SC Asset Corp. PCL	297,500	33,954
*	Seafresh Industry PCL	168,000	17,458
	Siam City Cement PCL	10,900	52,544
	Siamgas & Petrochemicals PCL	137,400	53,648
*	Singha Estate PCL	169,800	9,945
	Sino-Thai Engineering & Construction PCL	207,400	89,700
	SNC Former PCL	24,100	12,522
	Somboon Advance Technology PCL	53,100	36,841
	SPCG PCL	74,000	41,562
	Sri Trang Agro-Industry PCL	140,101	126,236
	Sri Trang Gloves Thailand PCL	112,400	97,901
	Srivichai Vejvivat PCL	31,800	10,028
*	Star Petroleum Refining PCL	76,100	21,942
*	STP & I PCL	174,900	26,528
	Supalai PCL	179,200	122,176
	Super Energy Corp. PCL	2,236,200	63,805
*	Tata Steel Thailand PCL	557,900	23,794
	Thai Oil PCL	169,900	267,901
	Thai Rayon PCL	1,800	2,865
	Thai Rayon PCL	11,300	17,988
	Thai Reinsurance PCL	381,800	12,729
	Thai Stanley Electric PCL	4,800	27,031
	Thai Union Group PCL, Class F	380,300	238,723
	Thaicom PCL	118,200	36,211
	Thaifoods Group PCL, Class F	73,800	10,994
	Thanachart Capital PCL	28,200	34,302
	Thoresen Thai Agencies PCL	239,200	66,454
	Tipco Asphalt PCL	71,300	38,760
	TIPCO Foods PCL	88,100	24,344
	Tisco Financial Group PCL	33,500	99,358
	TKS Technologies PCL	47,500	21,114
	TMT Steel PCL	57,900	17,564
	TPI Polene PCL	1,283,800	69,019
	TPI Polene Power PCL	312,601	38,870
*	U City PCL, Class F	1,041,600	61,317
*	Unique Engineering & Construction PCL	199,000	34,068
	Univanich Palm Oil PCL	72,000	14,921
	Univentures PCL	246,400	25,606
	Vanachai Group PCL	55,000	13,876
	Vinythai PCL	48,600	56,562
	WHA Corp. PCL	1,213,300	124,628
	Workpoint Entertainment PCL	55,300	38,201
TOTAL THAILAND			5,735,876
TURKEY — (0.5%)
	Aksa Akrilik Kimya Sanayii AS	22,276	53,743
*	Aksa Enerji Uretim AS	68,524	64,680
	Aksigorta AS	10,457	6,256
	Alarko Holding AS	45,997	64,453
*	Albaraka Turk Katilim Bankasi AS	217,318	28,813
	Aygaz AS	11,967	21,349

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bera Holding AS	52,637	$40,193
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	15,712
*	Cimsa Cimento Sanayi VE Ticaret AS	9,985	25,424
	Coca-Cola Icecek AS	1,266	10,889
	Dogan Sirketler Grubu Holding AS	143,300	32,547
	Eczacibasi Yatirim Holding Ortakligi AS	2,797	10,664
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,452	14,969
#*	Global Yatirim Holding AS	66,232	11,812
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	35,285	23,337
*	GSD Holding AS	115,760	22,787
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	21,721
*	Is Finansal Kiralama AS	66,301	15,825
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	57,644
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	130,087
*	Kordsa Teknik Tekstil AS	8,668	22,264
*	Koza Anadolu Metal Madencilik Isletmeleri AS	15,219	26,391
*	NET Holding AS	83,578	45,091
*	Pegasus Hava Tasimaciligi AS	3,703	30,166
#*	Sekerbank Turk AS	259,133	20,064
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	24,180
*	TAV Havalimanlari Holding AS	28,012	77,074
	Turkiye Sinai Kalkinma Bankasi AS	279,313	31,933
	Turkiye Sise ve Cam Fabrikalari AS	52,390	54,523
	Ulker Biskuvi Sanayi AS	26,320	34,017
	Vestel Elektronik Sanayi ve Ticaret AS	15,167	27,636
*	Zorlu Enerji Elektrik Uretim AS	116,730	14,949
TOTAL TURKEY			1,081,193
UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi National Hotels	29,947	29,442
	Abu Dhabi National Insurance Co. PSC	16,464	30,301
*	Air Arabia PJSC	176,758	70,028
*	Ajman Bank PJSC	143,510	31,170
	Aldar Properties PJSC	379,062	427,802
*	Amanat Holdings PJSC	74,365	22,979
*	Amlak Finance PJSC	113,599	28,372
*	Bank of Sharjah	63,601	9,820
	Dana Gas PJSC	354,661	99,183
*	Deyaar Development PJSC	187,398	24,465
	Dubai Investments PJSC	220,549	137,621
	Dubai Islamic Bank PJSC	51,707	77,789
*	Emaar Development PJSC	93,020	109,775
	Emaar Properties PJSC	395,182	526,572
*	Eshraq Investments PJSC	192,639	17,471
*	Manazel PJSC	121,221	16,239
	National Bank of Ras Al-Khaimah PSC	89,006	108,676
	Orascom Construction PLC	3,812	17,566
*	RAK Properties PJSC	262,778	59,028
	Ras Al Khaimah Ceramics	55,920	45,681
	SHUAA Capital PSC	158,494	28,348
*	Union Properties PJSC	208,272	17,376
TOTAL UNITED ARAB EMIRATES			1,935,704
TOTAL COMMON STOCKS			210,990,239
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	15,435	46,043

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA Class B	29,800	$61,451
	Cia Ferro Ligas da Bahia - FERBASA	9,800	85,725
	Eucatex SA Industria e Comercio	6,900	11,708
	Marcopolo SA	102,594	66,076
	Randon SA Implementos e Participacoes	40,000	90,695
	Schulz SA	7,600	11,894
	Unipar Carbocloro SA Class B	4,593	81,219
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	58,600	176,238
TOTAL BRAZIL			631,049
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	14,666	106,769
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	18,032
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	229	12,811
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	171,148	57,964
THAILAND — (0.1%)
*	U City PCL	3,124,800	116,376
TOTAL PREFERRED STOCKS			943,001
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/24	450	131
TOTAL INVESTMENT SECURITIES (Cost $178,494,528)			211,933,371

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	157,302	1,819,831
TOTAL INVESTMENTS — (100.0%)
(Cost $180,314,164)^^			$213,753,202
As of January 31, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	03/18/22	$1,618,628	$1,576,487	$(42,141)
Total Futures Contracts			$1,618,628	$1,576,487	$(42,141)

Emerging Markets Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,751,310	$71,177	—	$6,822,487
Chile	—	889,259	—	889,259
China	2,961,663	48,756,145	$168,341	51,886,149
Colombia	179,872	—	—	179,872
Greece	—	569,319	—	569,319
Hong Kong	192	895,141	—	895,333
India	—	33,724,415	—	33,724,415
Indonesia	—	3,568,041	10,522	3,578,563
Malaysia	—	3,530,899	—	3,530,899
Mexico	4,244,109	238,506	—	4,482,615
Philippines	—	1,512,413	—	1,512,413
Poland	—	2,587,257	—	2,587,257
Qatar	—	1,700,671	—	1,700,671
Russia	983,074	161,178	—	1,144,252
Saudi Arabia	12,180	6,655,153	—	6,667,333
South Africa	169,638	8,702,301	—	8,871,939
South Korea	—	32,571,407	1,861	32,573,268
Taiwan	—	40,620,144	1,278	40,621,422
Thailand	5,706,494	29,382	—	5,735,876
Turkey	—	1,081,193	—	1,081,193
United Arab Emirates	—	1,935,704	—	1,935,704
Preferred Stocks
Brazil	631,049	—	—	631,049
Colombia	106,769	—	—	106,769
Philippines	—	18,032	—	18,032
South Korea	—	12,811	—	12,811
Taiwan	57,964	—	—	57,964
Thailand	116,376	—	—	116,376
Rights/Warrants
Thailand	—	131	—	131
Securities Lending Collateral	—	1,819,831	—	1,819,831
Futures Contracts**	(42,141)	—	—	(42,141)
TOTAL	$21,878,549	$191,650,510	$182,002^	$213,711,061
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (4.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		1,000	$1,039,495
Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,171,474
	3.250%, 06/09/28		4,400	4,775,179
	3.250%, 11/16/28		1,500	1,637,507
	2.125%, 12/14/29		500	509,064
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	2,999,364
	6.750%, 03/15/31		1,200	1,679,927
	6.250%, 07/15/32		1,900	2,661,268
Federal National Mortgage Association
	6.250%, 05/15/29		2,900	3,771,029
	7.125%, 01/15/30		650	903,350
	0.875%, 08/05/30		15,300	14,048,910
	6.625%, 11/15/30		5,000	6,888,737
TOTAL AGENCY OBLIGATIONS				44,085,304
BONDS — (94.1%)
AUSTRALIA — (5.9%)
Australia Government Bond
Ω	1.500%, 06/21/31	AUD	4,000	2,737,496
Ω	2.750%, 06/21/35	AUD	3,300	2,521,832
Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27		829	870,904
Ω	1.875%, 09/15/31		4,000	3,786,164
National Australia Bank Ltd.
Ω	1.375%, 08/30/28	EUR	1,800	2,115,859
New South Wales Treasury Corp.
Ω	1.500%, 02/20/32	AUD	7,900	5,173,402
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,043,219
Ω	1.750%, 07/20/34	AUD	10,000	6,484,064
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	2,500	1,666,041
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,643,084
	2.250%, 11/20/34	AUD	19,900	13,590,699
	2.000%, 09/17/35	AUD	2,000	1,306,043
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	2,500	1,679,423
Westpac Banking Corp.
Ω	2.125%, 05/02/25	GBP	700	948,714
	2.650%, 01/16/30		3,000	3,031,860
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	2.150%, 06/03/31		3,000	$2,914,510
TOTAL AUSTRALIA				54,513,314
AUSTRIA — (0.6%)
JAB Holdings BV
Ω	2.250%, 12/19/39	EUR	5,300	5,907,894
BELGIUM — (0.5%)
Anheuser-Busch InBev SA/NV
Ω	2.250%, 05/24/29	GBP	1,450	1,964,925
Dexia Credit Local SA
Ω	1.000%, 10/18/27	EUR	1,250	1,460,314
Kingdom of Belgium Government Bond
Ω	1.000%, 06/22/31	EUR	500	599,042
Ω	1.250%, 04/22/33	EUR	600	741,274
TOTAL BELGIUM				4,765,555
CANADA — (15.8%)
Alimentation Couche-Tard, Inc.
Ω	1.875%, 05/06/26	EUR	800	934,131
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	3,000	2,392,235
	2.150%, 08/01/31		4,000	3,812,667
Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	2,295,591
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,140,507
CPPIB Capital, Inc.
Ω	2.000%, 11/01/29		2,000	1,999,129
Ω	1.125%, 12/14/29	GBP	3,000	3,901,949
Ω	1.250%, 01/28/31		7,000	6,558,801
Ω	1.250%, 01/28/31		4,000	3,747,886
Ω	1.500%, 03/04/33	EUR	1,850	2,260,782
Magna International, Inc.
	2.450%, 06/15/30		2,900	2,857,370
Ontario Teachers' Finance Trust
Ω	0.050%, 11/25/30	EUR	2,000	2,138,518
Province of Alberta Canada
	3.300%, 03/15/28		4,500	4,823,066
	2.050%, 06/01/30	CAD	7,500	5,746,588
	1.650%, 06/01/31	CAD	4,200	3,075,517
	3.500%, 06/01/31	CAD	3,300	2,819,519
	3.900%, 12/01/33	CAD	5,700	5,014,556
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	11,300	8,809,137

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	1.550%, 06/18/31	CAD	5,000	$3,652,244
	6.350%, 06/18/31	CAD	1,500	1,572,938
	5.400%, 06/18/35	CAD	1,100	1,120,751
Province of Manitoba Canada
	2.750%, 06/02/29	CAD	2,000	1,618,975
	3.250%, 09/05/29	CAD	800	668,887
	2.050%, 06/02/30	CAD	12,400	9,504,634
	6.300%, 03/05/31	CAD	3,000	3,094,568
	2.050%, 06/02/31	CAD	8,500	6,450,144
	4.650%, 03/05/40	CAD	1,900	1,837,372
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	2,134,445
Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	2,003,953
#	1.050%, 05/21/27		1,500	1,436,755
	2.000%, 10/02/29		500	497,756
	1.350%, 12/02/30	CAD	5,500	3,966,153
	6.200%, 06/02/31	CAD	1,500	1,552,394
	5.850%, 03/08/33	CAD	1,800	1,853,498
	5.600%, 06/02/35	CAD	9,750	10,043,539
Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,179,749
Ω	0.000%, 10/15/29	EUR	1,000	1,080,935
	1.350%, 05/28/30		5,000	4,729,566
	1.900%, 09/01/30	CAD	7,500	5,699,209
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	4,965,482
	6.400%, 09/05/31	CAD	6,500	6,802,462
Thomson Reuters Corp.
	3.350%, 05/15/26		500	521,084
TOTAL CANADA				147,315,442
DENMARK — (0.6%)
Danske Bank AS
Ω	4.375%, 06/12/28		1,000	1,076,056
Kommunekredit
	0.000%, 03/03/31	EUR	4,000	4,315,433
TOTAL DENMARK				5,391,489
FINLAND — (0.2%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	733,917
Kuntarahoitus Oyj
Ω	1.250%, 02/23/33	EUR	800	974,612
TOTAL FINLAND				1,708,529
FRANCE — (6.8%)
Action Logement Services
Ω	0.500%, 10/30/34	EUR	3,000	3,244,334
Agence Francaise de Developpement
Ω	1.375%, 07/05/32	EUR	600	727,876
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Agence Francaise de Developpement EPIC
Ω	1.500%, 10/31/34	EUR	2,800	$3,440,579
Ω	0.375%, 05/25/36	EUR	500	528,017
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	2,174,188
Caisse d'Amortissement de la Dette Sociale
Ω	1.375%, 01/20/31		6,900	6,534,386
French Republic Government Bond OAT
Ω	1.250%, 05/25/34	EUR	3,900	4,757,876
Ile-de-France Mobilites
Ω	0.200%, 11/16/35	EUR	4,000	4,107,604
Orange SA
	8.125%, 01/28/33	EUR	500	958,872
Pernod Ricard SA
Ω	1.500%, 05/18/26	EUR	600	702,953
Sanofi
	3.625%, 06/19/28		2,000	2,175,215
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	1,000	1,655,781
	5.000%, 10/10/33	EUR	3,000	4,978,618
Ω	5.250%, 01/31/35	GBP	5,870	10,847,344
Ω	0.750%, 05/25/36	EUR	1,500	1,664,533
Societe Generale SA
Ω	1.375%, 01/13/28	EUR	900	1,027,317
Ω	4.750%, 09/14/28		700	774,804
Ω	3.000%, 01/22/30		1,600	1,584,074
Societe Nationale SNCF SA
Ω	5.375%, 03/18/27	GBP	1,600	2,530,081
Ω	0.625%, 04/17/30	EUR	3,000	3,402,394
Unedic Asseo
Ω	1.250%, 05/25/33	EUR	500	602,495
Vinci SA
Ω	2.750%, 09/15/34	GBP	3,800	5,376,360
TOTAL FRANCE				63,795,701
GERMANY — (3.9%)
Allianz Finance II BV
Ω	1.500%, 01/15/30	EUR	1,400	1,676,235
BMW Finance NV
Ω	1.500%, 02/06/29	EUR	1,400	1,673,822
BMW U.S. Capital LLC
Ω	1.000%, 04/20/27	EUR	900	1,035,629
Daimler AG
Ω	1.375%, 05/11/28	EUR	900	1,063,693
Ω	1.125%, 08/08/34	EUR	500	559,674
Deutsche Bahn Finance GMBH
Ω	1.125%, 12/18/28	EUR	1,000	1,178,371
Ω	2.750%, 03/19/29	EUR	107	140,102
Ω	0.875%, 07/11/31	EUR	4,000	4,585,475
Ω	0.750%, 07/16/35	EUR	500	545,671
Ω	0.625%, 04/15/36	EUR	6,600	6,965,289

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Deutsche Telekom International Finance BV
Ω	1.375%, 01/30/27	EUR	800	$940,930
Ω	2.000%, 12/01/29	EUR	500	616,163
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31		3,300	3,045,080
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,338,352
	0.750%, 09/30/30		2,600	2,377,324
	5.750%, 06/07/32	GBP	1,000	1,878,502
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	812,808
NRW Bank
Ω	0.750%, 06/30/28	EUR	1,000	1,157,628
Siemens Financieringsmaatschappij NV
Ω	1.000%, 09/06/27	EUR	800	931,466
State of North Rhine-Westphalia Germany
Ω	0.950%, 03/13/28	EUR	2,500	2,937,317
TOTAL GERMANY				36,459,531
ITALY — (0.6%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,559,339
Ω	1.750%, 07/04/29	EUR	800	926,586
Italy Buoni Poliennali Del Tesoro
Ω	1.800%, 03/01/41	EUR	3,000	3,339,546
TOTAL ITALY				5,825,471
JAPAN — (3.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,874,894
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	130,000	1,467,052
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	5,805,787
	0.400%, 03/20/36	JPY	165,000	1,441,456
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,062,434
	3.741%, 03/07/29		1,000	1,063,473
	2.048%, 07/17/30		1,500	1,415,552
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	612,456
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,628,378
	2.679%, 07/16/30		1,000	970,056
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
ORIX Corp.
#	2.250%, 03/09/31		2,600	$2,525,384
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,062,467
	3.446%, 01/11/27		600	629,029
	2.750%, 01/15/30		2,000	1,994,718
	2.222%, 09/17/31		1,000	948,941
	2.296%, 01/12/41		2,507	2,205,046
TOTAL JAPAN				30,707,123
NETHERLANDS — (2.2%)
BNG Bank NV
Ω	5.200%, 12/07/28	GBP	1,500	2,490,692
Ω	3.300%, 04/26/29	AUD	3,000	2,251,404
Ω	1.000%, 06/03/30		4,200	3,898,697
Cooperatieve Rabobank UA
Ω	1.375%, 02/03/27	EUR	600	707,160
Heineken NV
Ω	1.375%, 01/29/27	EUR	1,000	1,169,301
ING Groep NV
	3.950%, 03/29/27		1,500	1,603,985
Ω	1.375%, 01/11/28	EUR	900	1,041,101
Koninklijke KPN NV
Ω	5.750%, 09/17/29	GBP	3,288	5,144,677
Koninklijke Philips NV
Ω	1.375%, 05/02/28	EUR	800	935,428
Nederlandse Waterschapsbank NV
Ω	1.000%, 03/01/28	EUR	1,000	1,175,345
TOTAL NETHERLANDS				20,417,790
NEW ZEALAND — (0.5%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	3,500	2,492,566
New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,677,091
TOTAL NEW ZEALAND				4,169,657
NORWAY — (2.2%)
Kommunalbanken AS
Ω	0.625%, 04/20/26	EUR	1,700	1,946,989
Ω	1.125%, 06/14/30		17,500	16,408,280
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	2,216,371
TOTAL NORWAY				20,571,640
SINGAPORE — (0.6%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	7,000	5,634,337

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (0.2%)
Banco Santander SA
	3.490%, 05/28/30		400	$411,838
Santander UK Group Holdings PLC
Ω	3.625%, 01/14/26	GBP	400	563,812
Telefonica Emisiones SA
Ω	5.375%, 02/02/26	GBP	600	909,250
TOTAL SPAIN				1,884,900
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.1%)
African Development Bank
	0.500%, 03/21/29	EUR	1,000	1,135,262
Asian Development Bank
	2.350%, 06/21/27	JPY	1,200,000	11,775,630
European Bank for Reconstruction & Development
	5.625%, 12/07/28	GBP	800	1,364,924
European Financial Stability Facility
Ω	0.625%, 10/16/26	EUR	1,700	1,966,718
European Investment Bank
	2.150%, 01/18/27	JPY	700,000	6,713,957
	0.750%, 09/23/30		6,000	5,486,794
	5.625%, 06/07/32	GBP	2,000	3,721,579
European Stability Mechanism
Ω	1.200%, 05/23/33	EUR	600	730,645
European Union
Ω	1.250%, 04/04/33	EUR	500	614,379
Inter-American Development Bank
	3.125%, 09/18/28		500	540,469
	1.125%, 01/13/31		3,500	3,289,305
International Bank for Reconstruction & Development
	0.750%, 11/24/27		5,500	5,188,334
	0.750%, 08/26/30		6,000	5,488,730
	5.750%, 06/07/32	GBP	2,200	4,125,449
	1.200%, 08/08/34	EUR	1,300	1,580,421
International Finance Corp.
	1.500%, 04/15/35	AUD	5,300	3,297,058
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				57,019,654
SWITZERLAND — (0.4%)
Credit Suisse AG
Ω	1.500%, 04/10/26	EUR	800	930,532
Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	2,110,880
UBS Group AG
Ω	1.250%, 09/01/26	EUR	800	920,708
TOTAL SWITZERLAND				3,962,120
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (6.0%)
AstraZeneca PLC
Ω	5.750%, 11/13/31	GBP	500	$896,558
Barclays PLC
	4.375%, 01/12/26		1,000	1,068,031
	3.250%, 01/17/33	GBP	1,800	2,506,148
British Telecommunications PLC
Ω	3.125%, 11/21/31	GBP	1,200	1,622,659
CNH Industrial Finance Europe SA
Ω	1.625%, 07/03/29	EUR	1,700	1,977,780
Diageo Finance PLC
Ω	1.500%, 10/22/27	EUR	500	592,923
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,499,435
GlaxoSmithKline Capital PLC
Ω	1.000%, 09/12/26	EUR	800	925,813
	5.250%, 12/19/33	GBP	600	1,059,392
HSBC Holdings PLC
	4.300%, 03/08/26		2,000	2,144,486
	4.950%, 03/31/30		1,500	1,708,205
Lloyds Banking Group PLC
Ω	1.500%, 09/12/27	EUR	900	1,057,299
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,597,755
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	646,098
Motability Operations Group PLC
Ω	3.625%, 03/10/36	GBP	2,000	3,099,122
Nationwide Building Society
Ω	3.250%, 01/20/28	GBP	700	1,008,316
Natwest Group PLC
	4.800%, 04/05/26		700	762,276
Prudential PLC
	3.125%, 04/14/30		2,700	2,813,979
Unilever Finance Netherlands BV
Ω	1.375%, 07/31/29	EUR	700	823,885
United Kingdom Gilt
Ω	0.250%, 07/31/31	GBP	4,000	4,871,011
Ω	4.500%, 09/07/34	GBP	800	1,457,495
Ω	0.625%, 07/31/35	GBP	13,700	16,513,701
Vodafone Group PLC
Ω	1.875%, 11/20/29	EUR	600	720,864
Ω	1.625%, 11/24/30	EUR	750	876,923
TOTAL UNITED KINGDOM				56,250,154
UNITED STATES — (37.7%)
Abbott Ireland Financing DAC
Ω	1.500%, 09/27/26	EUR	800	941,870
AbbVie, Inc.
	4.250%, 11/14/28		600	656,501
	2.125%, 06/01/29	EUR	800	975,221
Activision Blizzard, Inc.
	3.400%, 06/15/27		1,000	1,056,687

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	$795,947
	Alleghany Corp.
	3.625%, 05/15/30		1,000	1,053,626
	Alphabet, Inc.
	1.100%, 08/15/30		4,900	4,467,290
Amazon.com, Inc.
	2.100%, 05/12/31		4,000	3,886,020
	4.800%, 12/05/34		400	489,911
	American Campus Communities Operating Partnership LP
	3.875%, 01/30/31		3,000	3,192,453
	American Express Co.
	3.000%, 10/30/24		1,000	1,031,553
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	940,436
	American Tower Corp.
	3.950%, 03/15/29		1,000	1,060,678
	American Water Capital Corp.
	2.950%, 09/01/27		800	824,207
	AmerisourceBergen Corp.
	2.800%, 05/15/30		3,300	3,306,599
Amgen, Inc.
Ω	4.000%, 09/13/29	GBP	700	1,057,608
	2.300%, 02/25/31		2,500	2,413,340
	3.150%, 02/21/40		3,000	2,853,518
	Amphenol Technologies Holding GmbH
Ω	2.000%, 10/08/28	EUR	600	728,657
Anthem, Inc.
	4.101%, 03/01/28		1,000	1,084,144
	2.250%, 05/15/30		2,650	2,540,039
Aon Corp.
	4.500%, 12/15/28		500	555,521
	3.750%, 05/02/29		500	533,217
	2.800%, 05/15/30		1,500	1,497,964
	Aon PLC
	2.875%, 05/14/26	EUR	500	615,679
Apple, Inc.
	1.200%, 02/08/28		4,000	3,779,856
	1.375%, 05/24/29	EUR	1,600	1,895,683
	3.050%, 07/31/29	GBP	1,300	1,912,139
	1.650%, 05/11/30		7,000	6,603,170
	1.250%, 08/20/30		4,000	3,639,402
	4.500%, 02/23/36		1,250	1,493,620
	Applied Materials, Inc.
	3.300%, 04/01/27		1,000	1,052,624
	Ares Capital Corp.
	3.200%, 11/15/31		2,000	1,873,469
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	1,057,587
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,797,349
AT&T, Inc.
	2.750%, 06/01/31		2,000	1,972,964
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.200%, 11/18/33	GBP	500	$824,351
	3.500%, 06/01/41		2,500	2,436,554
Autodesk, Inc.
	3.500%, 06/15/27		500	527,037
AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,968,497
Avnet, Inc.
	4.625%, 04/15/26		500	535,431
	3.000%, 05/15/31		4,350	4,184,708
AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	853,001
Baxter International, Inc.
	2.600%, 08/15/26		1,000	1,016,264
	1.300%, 05/15/29	EUR	500	576,003
Best Buy Co., Inc.
	4.450%, 10/01/28		800	884,061
Biogen, Inc.
	4.050%, 09/15/25		900	952,485
	2.250%, 05/01/30		2,800	2,638,707
BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	696,820
	3.250%, 04/30/29		1,000	1,058,497
	2.400%, 04/30/30		2,500	2,472,606
Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	593,699
	3.550%, 03/15/28		1,200	1,287,660
	4.625%, 04/13/30		253	289,237
Boston Properties LP
	3.250%, 01/30/31		1,400	1,424,882
Bristol-Myers Squibb Co.
	3.450%, 11/15/27		600	636,320
	4.125%, 06/15/39		3,000	3,375,008
Broadcom, Inc.
	4.300%, 11/15/32		1,000	1,068,773
Ω	3.469%, 04/15/34		4,000	3,962,083
Ω	3.137%, 11/15/35		1,000	947,885
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	1,102,587
	2.375%, 03/15/31		3,100	2,944,903
Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	977,136
Campbell Soup Co.
	4.150%, 03/15/28		600	649,987
Capital One Financial Corp.
	3.750%, 03/09/27		600	634,897
	3.800%, 01/31/28		700	739,862
	1.650%, 06/12/29	EUR	1,000	1,145,198
Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,048,956
Charles Schwab Corp.
	2.750%, 10/01/29		1,500	1,519,752
Choice Hotels International, Inc.
	3.700%, 12/01/29		500	520,720
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	934,695
	0.875%, 12/15/29	EUR	1,500	1,676,810

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Cigna Corp.
	3.400%, 03/01/27		1,000	$1,044,661
	4.375%, 10/15/28		1,000	1,100,508
	2.400%, 03/15/30		1,900	1,835,716
	Citizens Bank NA
	3.750%, 02/18/26		500	531,255
	Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,303,169
	Clorox Co.
	1.800%, 05/15/30		2,000	1,889,757
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	3,336,279
	Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,625,305
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	680,307
Comcast Corp.
	5.500%, 11/23/29	GBP	600	999,395
	4.250%, 01/15/33		500	565,064
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,054,732
	3.150%, 08/01/29		1,000	1,022,006
Costco Wholesale Corp.
	3.000%, 05/18/27		700	732,567
	1.600%, 04/20/30		2,000	1,880,442
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	522,416
	Darden Restaurants, Inc.
#	3.850%, 05/01/27		1,000	1,060,660
	DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	925,441
	Discover Financial Services
	4.500%, 01/30/26		800	862,034
Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	930,917
	3.950%, 03/20/28		2,000	2,109,014
	Dollar General Corp.
	4.150%, 11/01/25		600	641,112
	Dover Corp.
	3.150%, 11/15/25		1,000	1,045,821
	Eaton Corp.
	4.000%, 11/02/32		950	1,057,727
	Eaton Vance Corp.
	3.500%, 04/06/27		477	499,454
	eBay, Inc.
	3.600%, 06/05/27		200	211,972
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	578,602
	2.000%, 10/15/29	EUR	300	362,704
Equinix, Inc.
	3.200%, 11/18/29		1,000	1,011,150
	2.150%, 07/15/30		1,500	1,404,588
	ERP Operating LP
	2.500%, 02/15/30		2,500	2,495,145
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	1,037,968
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
FedEx Corp.
	1.625%, 01/11/27	EUR	700	$823,658
	1.300%, 08/05/31	EUR	1,000	1,133,611
	4.900%, 01/15/34		594	686,583
Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,334,894
Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,546,460
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,519,698
Flex Ltd.
	4.875%, 06/15/29		1,000	1,106,951
	4.875%, 05/12/30		1,500	1,657,189
FMR LLC
Ω	4.950%, 02/01/33		1,250	1,470,644
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,024,619
Fox Corp.
	4.709%, 01/25/29		700	772,220
Franklin Resources, Inc.
	1.600%, 10/30/30		400	366,457
GATX Corp.
	3.500%, 03/15/28		600	628,961
General Dynamics Corp.
	2.125%, 08/15/26		600	604,626
	4.250%, 04/01/40		1,000	1,152,093
Gilead Sciences, Inc.
	3.650%, 03/01/26		600	633,940
	4.000%, 09/01/36		1,750	1,932,365
Global Payments, Inc.
	4.450%, 06/01/28		1,000	1,089,087
Goldman Sachs Group, Inc.
Ω	3.125%, 07/25/29	GBP	500	699,630
Ω	3.000%, 02/12/31	EUR	1,000	1,288,094
	6.125%, 02/15/33		1,000	1,270,053
Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	1,036,332
Hasbro, Inc.
	3.500%, 09/15/27		1,900	1,983,510
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,562,506
Healthcare Trust of America Holdings LP
	2.000%, 03/15/31		1,000	923,597
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		200	216,200
Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	980,970
HP, Inc.
	3.400%, 06/17/30		3,000	3,069,779
	6.000%, 09/15/41		2,500	3,131,260

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	$2,392,175
International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	955,596
J M Smucker Co.
	4.250%, 03/15/35		1,400	1,564,668
Jabil, Inc.
	3.000%, 01/15/31		2,800	2,773,869
Johnson & Johnson
	2.900%, 01/15/28		2,500	2,591,987
	3.550%, 03/01/36		1,200	1,312,397
JPMorgan Chase & Co.
	2.950%, 10/01/26		500	515,371
Ω	3.500%, 12/18/26	GBP	400	577,489
	5.500%, 10/15/40		3,300	4,271,596
Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	2,106,798
Kemper Corp.
	2.400%, 09/30/30		1,200	1,143,546
Kilroy Realty LP
	2.500%, 11/15/32		3,500	3,271,704
Kroger Co.
	7.500%, 04/01/31		600	816,726
Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,056,150
Lam Research Corp.
	4.000%, 03/15/29		800	878,844
Lazard Group LLC
	4.375%, 03/11/29		2,600	2,848,003
Lear Corp.
	3.800%, 09/15/27		130	137,219
	4.250%, 05/15/29		500	539,670
Legg Mason, Inc.
	4.750%, 03/15/26		900	991,921
Leggett & Platt, Inc.
	4.400%, 03/15/29		500	546,830
Liberty Mutual Group, Inc.
Ω	2.750%, 05/04/26	EUR	1,100	1,337,440
Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,016,604
#	3.400%, 01/15/31		2,000	2,091,995
	7.000%, 06/15/40		1,500	2,167,240
Markel Corp.
	3.500%, 11/01/27		800	843,580
Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,295,621
Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		2,000	1,929,076
McDonald's Corp.
Ω	1.750%, 05/03/28	EUR	800	958,878
McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,675,875
Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	720,240
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
MetLife, Inc.
6.500%, 12/15/32		500	$670,555
5.700%, 06/15/35		2,550	3,275,421
Micron Technology, Inc.
5.327%, 02/06/29		950	1,082,449
4.663%, 02/15/30		800	884,352
Molson Coors Beverage Co.
3.000%, 07/15/26		1,500	1,545,314
Morgan Stanley
1.375%, 10/27/26	EUR	800	928,063
3.625%, 01/20/27		1,000	1,055,594
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		1,000	1,096,571
Motorola Solutions, Inc.
4.600%, 05/23/29		1,000	1,110,518
2.300%, 11/15/30		1,000	934,645
NIKE, Inc.
2.850%, 03/27/30		2,000	2,059,897
Oracle Corp.
3.400%, 07/08/24		2,000	2,060,602
2.950%, 04/01/30		3,500	3,431,200
O'Reilly Automotive, Inc.
3.600%, 09/01/27		600	633,649
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	1,031,985
Pfizer, Inc.
3.450%, 03/15/29		600	642,531
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	937,811
2.800%, 08/15/29		500	510,601
2.550%, 06/15/30		500	496,185
Principal Financial Group, Inc.
3.100%, 11/15/26		800	828,764
3.700%, 05/15/29		1,000	1,079,525
Procter & Gamble Co.
1.200%, 10/30/28	EUR	1,000	1,175,044
Progressive Corp.
6.250%, 12/01/32		500	668,351
Prudential Financial, Inc.
3.878%, 03/27/28		390	426,129
PulteGroup, Inc.
6.375%, 05/15/33		850	1,060,673
QUALCOMM, Inc.
1.650%, 05/20/32		1,133	1,035,303
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	1,094,806
Ralph Lauren Corp.
2.950%, 06/15/30		5,000	5,053,914
Realty Income Corp.
1.800%, 03/15/33		3,000	2,709,534
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,427,310
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,088,666

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Ross Stores, Inc.
	1.875%, 04/15/31		3,250	$3,009,059
	Royalty Pharma PLC
	3.300%, 09/02/40		2,500	2,338,410
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	2,077,287
	salesforce.com, Inc.
	3.700%, 04/11/28		1,000	1,077,923
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	1,012,338
	Simon Property Group LP
	2.650%, 07/15/30		2,970	2,936,753
	Sky Ltd.
Ω	4.000%, 11/26/29	GBP	600	910,339
	Starbucks Corp.
	4.000%, 11/15/28		500	544,610
	Stryker Corp.
	3.650%, 03/07/28		1,000	1,056,925
Sysco Corp.
	3.300%, 07/15/26		1,000	1,044,473
	3.250%, 07/15/27		1,500	1,558,595
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,937,946
	Thermo Fisher Scientific, Inc.
	1.375%, 09/12/28	EUR	900	1,048,199
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	1,288,610
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	1,000	799,473
	United Parcel Service, Inc.
	1.000%, 11/15/28	EUR	800	922,326
UnitedHealth Group, Inc.
#	3.875%, 12/15/28		1,000	1,093,126
	4.625%, 07/15/35		600	701,436
	6.875%, 02/15/38		2,650	3,835,538
	Utah Acquisition Sub, Inc.
Ω	2.250%, 11/22/24	EUR	800	941,245
	Ventas Realty LP
	4.125%, 01/15/26		2,000	2,135,772
Verizon Communications, Inc.
	2.625%, 12/01/31	EUR	800	1,017,760
	3.375%, 10/27/36	GBP	1,300	1,885,242
VF Corp.
#	2.800%, 04/23/27		2,900	2,974,028
	2.950%, 04/23/30		2,500	2,527,611
ViacomCBS, Inc.
	4.000%, 01/15/26		600	636,531
	4.950%, 01/15/31		800	910,514
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.200%, 05/19/32		500	$542,545
VMware, Inc.
	4.650%, 05/15/27		1,000	1,097,358
	3.900%, 08/21/27		1,400	1,487,243
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	700	986,387
#	3.200%, 04/15/30		2,270	2,332,830
Walmart, Inc.
	5.750%, 12/19/30	GBP	1,490	2,640,439
	1.800%, 09/22/31		1,000	953,784
Ω	5.625%, 03/27/34	GBP	3,100	5,765,446
	5.250%, 09/28/35	GBP	1,300	2,393,605
Walt Disney Co.
	6.200%, 12/15/34		400	531,154
	3.500%, 05/13/40		2,000	2,053,811
Wells Fargo & Co.
	3.000%, 10/23/26		600	616,458
	4.150%, 01/24/29		2,500	2,721,134
Welltower, Inc.
	3.100%, 01/15/30		2,000	2,032,574
	2.750%, 01/15/31		900	888,078
	Whirlpool Corp.
	4.750%, 02/26/29		500	562,325
	Whirlpool Finance Luxembourg Sarl
	1.100%, 11/09/27	EUR	650	738,017
	TOTAL UNITED STATES			351,676,823
	TOTAL BONDS			877,977,124
U.S. TREASURY OBLIGATIONS — (0.3%)
U.S. Treasury Notes
	1.500%, 01/31/27		1,000	994,766
	1.500%, 11/30/28		2,000	1,968,125
	TOTAL U.S. TREASURY OBLIGATIONS			2,962,891
	TOTAL INVESTMENT SECURITIES (Cost $948,768,309)			925,025,319

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	704,845	8,154,349
TOTAL INVESTMENTS — (100.0%)
(Cost $956,922,121)^^			$933,179,668

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of January 31, 2022, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	1,741,662	USD	1,368,648	Citibank, N.A.	02/07/22	$1,493
USD	2,304,693	NOK	20,240,176	HSBC Bank	02/08/22	29,191
USD	17,641,022	GBP	13,086,609	State Street Bank and Trust	02/09/22	41,621
USD	4,297,100	NZD	6,447,631	Citibank, N.A.	03/03/22	56,448
USD	90,611,817	GBP	67,095,044	HSBC Bank	03/03/22	392,691
SGD	78,821	USD	58,156	Citibank, N.A.	03/29/22	178
USD	5,894,307	EUR	5,185,749	Morgan Stanley and Co. International	04/04/22	60,068
USD	6,809,317	EUR	6,025,343	State Street Bank and Trust	04/04/22	30,491
USD	42,055,133	AUD	58,612,772	Mellon Bank	04/08/22	598,650
USD	5,856,162	AUD	8,021,895	State Street Bank and Trust	04/08/22	182,321
AUD	691,075	USD	482,978	State Street Bank and Trust	04/08/22	5,816
USD	134,904,828	EUR	117,607,402	Morgan Stanley and Co. International	04/13/22	2,556,568
Total Appreciation						$3,955,536
CAD	1,875,953	USD	1,499,440	Citibank, N.A.	02/07/22	$(23,655)
USD	102,782,299	CAD	131,660,641	State Street Bank and Trust	02/07/22	(793,219)
NOK	235,186	USD	26,695	State Street Bank and Trust	02/08/22	(254)
GBP	869,538	USD	1,185,838	Goldman Sachs International	02/09/22	(16,448)
USD	5,698,108	SGD	7,709,500	ANZ Securities	03/29/22	(7,551)
USD	29,574,518	JPY	3,437,436,144	State Street Bank and Trust	04/01/22	(313,925)
AUD	730,525	USD	527,924	Royal Bank of Canada	04/08/22	(11,228)
EUR	190,500	USD	215,530	HSBC Bank	04/13/22	(1,153)
Total (Depreciation)						$(1,167,433)
Total Appreciation (Depreciation)						$2,788,103
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$44,085,304	—	$44,085,304
Bonds
Australia	—	54,513,314	—	54,513,314
Austria	—	5,907,894	—	5,907,894
Belgium	—	4,765,555	—	4,765,555
Canada	—	147,315,442	—	147,315,442
Denmark	—	5,391,489	—	5,391,489
Finland	—	1,708,529	—	1,708,529
France	—	63,795,701	—	63,795,701
Germany	—	36,459,531	—	36,459,531
Italy	—	5,825,471	—	5,825,471
Japan	—	30,707,123	—	30,707,123
Netherlands	—	20,417,790	—	20,417,790
New Zealand	—	4,169,657	—	4,169,657
Norway	—	20,571,640	—	20,571,640
Singapore	—	5,634,337	—	5,634,337
Spain	—	1,884,900	—	1,884,900
Supranational Organization Obligations	—	57,019,654	—	57,019,654
Switzerland	—	3,962,120	—	3,962,120
United Kingdom	—	56,250,154	—	56,250,154

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$351,676,823	—	$351,676,823
U.S. Treasury Obligations	—	2,962,891	—	2,962,891
Securities Lending Collateral	—	8,154,349	—	8,154,349
Forward Currency Contracts**	—	2,788,103	—	2,788,103
TOTAL	—	$935,967,771	—	$935,967,771
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$218,331
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	193,027
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	286,779
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	529,051
5.000%, 04/01/29	100	123,370
City of Bend Water Revenue (RB)
5.000%, 12/01/23	400	429,362
5.000%, 12/01/26	200	230,766
City of Cottage Grove (GO)
5.000%, 09/01/26	500	580,517
4.000%, 06/01/29	100	115,766
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	152,673
5.000%, 08/01/24	125	136,957
City of Hillsboro (GO)
5.000%, 06/01/24	450	490,847
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	284,961
City of Lake Oswego (GO)
5.000%, 12/01/26	250	293,415
City of Medford (GO) Series A
5.000%, 06/01/24	470	512,890
City of Newberg (GO)
4.000%, 12/01/25	100	109,862
City of Portland (GO)
5.000%, 06/15/23	100	105,783
5.000%, 02/01/24	500	539,883
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,180,855
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series C
5.000%, 06/15/25	100	$112,680
City of Portland (GO)
5.000%, 06/01/25	620	697,816
5.000%, 06/01/26	850	983,084
City of Portland (GO) Series A
5.000%, 03/01/26	100	114,602
5.000%, 06/01/27	500	592,817
3.000%, 06/15/28	150	157,749
City of Portland (GO) Series B
5.000%, 06/15/26	430	497,850
City of Portland
5.000%, 06/15/25	260	292,968
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	589,878
5.000%, 06/15/23	140	148,076
5.000%, 10/01/23	225	240,388
5.000%, 06/15/24	175	191,170
5.000%, 06/15/27	700	809,808
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	282,885
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	135,626
5.000%, 04/01/25	400	447,965
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	97,714
City of Salem (GO)
5.000%, 06/01/23	145	153,075
5.000%, 06/01/25	375	422,723
5.000%, 06/01/26	150	173,692
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	674,258
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	159,383
4.000%, 04/01/26	250	276,956
4.000%, 04/01/27	265	298,362

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	705	$794,749
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	120,132
Clackamas County (GO)
5.000%, 06/01/23	500	528,190
5.000%, 06/01/24	100	109,198
5.000%, 06/01/25	585	659,447
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series
5.000%, 06/15/25	520	585,751
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	463,671
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	654,899
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	243,736
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	52,870
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	107,416
5.000%, 12/01/26	230	269,824
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	338,701
5.000%, 06/15/29	500	619,458
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	83,087
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	597,453
	Face Amount	Value†
	(000)
OREGON — (Continued)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	200	$238,815
5.000%, 01/01/32	255	319,016
Jackson County (GO)
4.000%, 06/01/23	135	140,717
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	272,701
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	455	527,426
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	150	184,690
Metro (GO)
5.000%, 06/01/26	1,140	1,320,055
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	175,681
5.000%, 11/01/23	785	840,829
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	593,926
Multnomah County (GO)
5.000%, 06/01/24	650	709,948
5.000%, 06/01/29	250	294,577
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	211,566
5.000%, 06/15/24	325	355,029
5.000%, 06/15/25	800	901,438
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	423,132
Multnomah County School District No. 1 Portland
5.000%, 06/15/26	200	231,835
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	197,368

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	600	$676,079
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	105	133,307
Oregon State (GO)
5.000%, 05/01/22	165	166,905
5.000%, 05/01/25	450	505,223
5.000%, 06/01/26	360	416,860
Oregon State (GO) Series
5.000%, 06/01/26	325	376,332
5.000%, 06/01/35	1,295	1,523,004
Oregon State (GO) Series A
5.000%, 05/01/24	400	435,208
5.000%, 05/01/27	395	468,497
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	224,929
Oregon State (GO) Series D
5.000%, 06/01/22	160	162,454
Oregon State (GO) Series F
5.000%, 05/01/23	200	210,642
5.000%, 05/01/24	150	163,203
5.000%, 08/01/25	200	226,210
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,263,388
5.000%, 05/01/32	1,050	1,205,049
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	471,213
Oregon State (GO) Series H
5.000%, 05/01/23	175	184,312
5.000%, 08/01/23	105	111,571
5.000%, 05/01/24	150	163,203
5.000%, 06/01/25	215	241,985
5.000%, 06/01/27	315	364,031
5.000%, 06/01/29	365	420,648
Oregon State (GO) Series N
5.000%, 05/01/23	165	173,780
5.000%, 05/01/27	380	450,706
Oregon State (GO) Series P
5.000%, 08/01/23	100	106,258
Oregon State (GO)
5.000%, 05/01/24	400	435,208
5.000%, 06/01/24	850	927,362
5.000%, 06/01/28	150	182,396
Oregon State (GO) Series A
5.000%, 05/01/29	100	123,970
Oregon State (GO) Series K
5.000%, 11/01/26	340	398,166
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	$134,055
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	221,488
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	650	697,128
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	855	975,745
Portland Community College District (GO)
5.000%, 06/15/23	745	788,084
5.000%, 06/15/25	400	450,719
5.000%, 06/15/26	325	376,733
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	528,798
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	760,589
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	820	975,443
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/25	105	119,244
Tri-County Metropolitan Transportation District of Oregon (RB) Series
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,165	1,321,288
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	769,618
5.000%, 09/01/24	435	478,447
5.000%, 09/01/38	500	617,454
Tri-County Metropolitan Transportation District of Oregon (RB) Series A-
3.250%, 10/01/34	315	337,284

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	360	$408,295
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	744,094
5.000%, 09/01/23	325	346,159
¤ 5.000%, 09/01/29	395	460,713
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	226,973
5.000%, 06/01/22	200	203,074
4.000%, 06/01/26	110	122,504
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	165,582
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	382,467
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	218,553
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	304,001
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	$218,479
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	388,745
Washington County (GO)
5.000%, 03/01/25	750	838,787
5.000%, 03/01/26	380	436,959
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	331,201
5.000%, 10/01/24	225	248,377
5.000%, 10/01/25	480	546,255
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	103,762
5.000%, 06/01/25	1,000	1,127,261
5.000%, 06/01/29	400	497,058
TOTAL MUNICIPAL BONDS Cost ($60,761,336)		60,017,466
TOTAL INVESTMENTS — (100.0%)
(Cost $60,761,336)^^		$60,017,466

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$60,017,466	—	$60,017,466
TOTAL	—	$60,017,466	—	$60,017,466

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.9%)
Federal National Mortgage Association
	2.500%, 02/15/37		2,643	$2,700,764
	2.000%, 02/15/52		7,630	7,438,058
	2.500%, 02/15/52		7,975	7,961,293
	3.000%, 02/15/52		6,964	7,114,161
Government National Mortgage Association
	3.000%, 02/22/52		4,698	4,808,844
	3.500%, 02/22/52		1,103	1,142,294
TOTAL AGENCY OBLIGATIONS				31,165,414
BONDS — (88.8%)
AUSTRALIA — (7.2%)
Australia & New Zealand Banking Group Ltd.
Ω	0.750%, 09/29/26	EUR	2,000	2,281,449
Australia Government Bond
Ω	1.000%, 11/21/31	AUD	650	423,241
Commonwealth Bank of Australia
Ω	1.875%, 09/15/31		1,200	1,135,849
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		1,150	1,177,117
Glencore Funding LLC
Ω	2.500%, 09/01/30		600	561,548
Ω	2.850%, 04/27/31		500	477,920
Macquarie Group Ltd.
Ω	0.350%, 03/03/28	EUR	500	538,271
National Australia Bank Ltd.
Ω	1.375%, 08/30/28	EUR	200	235,095
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	3,100	2,144,537
Ω	1.500%, 02/20/32	AUD	5,860	3,837,485
Queensland Treasury Corp.
Ω	1.500%, 08/20/32	AUD	1,700	1,105,095
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	1,200	799,700
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	750,464
	2.250%, 09/15/33	AUD	500	344,940
	2.250%, 11/20/34	AUD	4,090	2,793,264
	2.000%, 09/17/35	AUD	1,400	914,230
Westpac Banking Corp.
Ω	1.125%, 09/05/27	EUR	730	845,903
	2.150%, 06/03/31		2,600	2,525,909
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Westpac Securities NZ Ltd.
Ω	0.100%, 07/13/27	EUR	1,880	$2,036,081
TOTAL AUSTRALIA				24,928,098
AUSTRIA — (0.2%)
JAB Holdings BV
Ω	2.000%, 05/18/28	EUR	500	588,410
BELGIUM — (0.7%)
Anheuser-Busch InBev SA/NV
Ω	2.000%, 03/17/28	EUR	470	570,098
Dexia Credit Local SA
Ω	0.000%, 01/21/28	EUR	800	881,416
Euroclear Investments SA
Ω	1.125%, 12/07/26	EUR	900	1,045,889
TOTAL BELGIUM				2,497,403
CANADA — (12.2%)
Bank of Nova Scotia
	2.450%, 02/02/32		1,000	969,882
Brookfield Finance, Inc.
	4.850%, 03/29/29		600	672,966
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	498,171
Cenovus Energy, Inc.
	4.400%, 04/15/29		400	432,690
CPPIB Capital, Inc.
Ω	1.125%, 12/14/29	GBP	2,350	3,056,527
Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	544,878
Province of Alberta Canada
	2.050%, 06/01/30	CAD	3,000	2,298,635
	1.650%, 06/01/31	CAD	4,900	3,588,104
Province of British Columbia Canada
	1.550%, 06/18/31	CAD	6,300	4,601,827
	5.400%, 06/18/35	CAD	800	815,092
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	1,200	919,803
	2.050%, 06/02/31	CAD	5,790	4,393,686
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,750	2,096,330
	5.800%, 06/01/33	CAD	500	513,330
Province of Ontario Canada
	2.150%, 06/02/31	CAD	1,300	997,118
	5.600%, 06/02/35	CAD	3,500	3,605,373
	4.600%, 06/02/39	CAD	600	579,043

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Quebec Canada
	1.900%, 09/01/30	CAD	3,200	$2,431,663
	1.500%, 09/01/31	CAD	3,100	2,246,515
	5.000%, 12/01/38	CAD	400	403,505
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	3,000	2,327,570
	2.150%, 06/02/31	CAD	4,500	3,445,085
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,000	1,127,516
TOTAL CANADA				42,565,309
FINLAND — (3.2%)
Nokia Oyj
	4.375%, 06/12/27		900	931,500
Nordea Bank Abp
Ω	0.500%, 05/14/27	EUR	3,780	4,258,490
OP Corporate Bank PLC
Ω	0.100%, 11/16/27	EUR	5,600	6,109,465
TOTAL FINLAND				11,299,455
FRANCE — (2.6%)
Banque Federative du Credit Mutuel SA
Ω	1.250%, 06/03/30	EUR	500	563,895
BNP Paribas SA
Ω	1.375%, 05/28/29	EUR	500	575,296
Ω	1.250%, 07/13/31	GBP	400	477,019
BPCE SA
Ω	0.250%, 01/14/31	EUR	500	524,393
Electricite de France SA
Ω	6.125%, 06/02/34	GBP	300	530,075
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	750	1,241,836
Ω	5.250%, 01/31/35	GBP	650	1,201,154
Societe Generale SA
Ω	0.750%, 01/25/27	EUR	500	555,102
Societe Nationale SNCF SA
Ω	1.500%, 02/02/29	EUR	900	1,081,074
TotalEnergies Capital International SA
Ω	1.405%, 09/03/31	GBP	1,000	1,251,563
Vinci SA
Ω	2.750%, 09/15/34	GBP	700	990,382
TOTAL FRANCE				8,991,789
GERMANY — (1.8%)
Allianz Finance II BV
Ω	1.500%, 01/15/30	EUR	900	1,077,579
Bayer Capital Corp. BV
Ω	2.125%, 12/15/29	EUR	500	597,541
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		1,000	1,104,826
Daimler International Finance BV
Ω	0.625%, 05/06/27	EUR	500	565,932
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Deutsche Bank AG
Ω	1.750%, 01/17/28	EUR	400	$459,638
Deutsche Telekom AG
Ω	3.125%, 02/06/34	GBP	320	459,324
E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	453,649
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	692,064
Grand City Properties SA
Ω	0.125%, 01/11/28	EUR	900	944,461
TOTAL GERMANY				6,355,014
ITALY — (0.2%)
Intesa Sanpaolo SpA
Ω	2.500%, 01/15/30	GBP	400	523,596
JAPAN — (2.8%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		1,300	1,193,338
Aircastle Ltd.
Ω	2.850%, 01/26/28		400	391,068
Japan Government Twenty Year Bond
	2.100%, 09/20/28	JPY	106,000	1,047,768
	1.800%, 09/20/31	JPY	60,000	602,930
	1.500%, 03/20/34	JPY	70,000	696,150
	1.200%, 09/20/35	JPY	40,000	387,052
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	1,026,863
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,450	1,569,847
Nomura Holdings, Inc.
	2.172%, 07/14/28		1,000	957,070
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	993,976
	2.222%, 09/17/31		1,000	948,941
TOTAL JAPAN				9,815,003
NETHERLANDS — (1.6%)
Cooperatieve Rabobank UA
	4.550%, 08/30/29	GBP	700	1,113,701
ING Groep NV
Ω	2.000%, 09/20/28	EUR	500	598,410
Nederlandse Waterschapsbank NV
Ω	3.300%, 05/02/29	AUD	500	374,981
Shell International Finance BV
Ω	0.125%, 11/08/27	EUR	850	930,668
Ω	1.250%, 05/12/28	EUR	1,050	1,222,207
Ω	1.000%, 12/10/30	GBP	1,000	1,212,379
TOTAL NETHERLANDS				5,452,346

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (0.6%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	2,950	$2,100,877
SINGAPORE — (0.6%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	2,550	2,052,509
SPAIN — (0.3%)
Banco Santander SA
	1.849%, 03/25/26		600	584,544
SP Transmission PLC
Ω	2.000%, 11/13/31	GBP	435	572,144
TOTAL SPAIN				1,156,688
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.8%)
Asian Development Bank
	2.350%, 06/21/27	JPY	420,000	4,121,470
Inter-American Development Bank
	1.000%, 08/04/28	AUD	2,000	1,302,801
International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	632,223
	5.750%, 06/07/32	GBP	982	1,841,451
International Finance Corp.
Ω	3.150%, 06/26/29	AUD	300	224,195
	1.500%, 04/15/35	AUD	2,500	1,555,216
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				9,677,356
SWITZERLAND — (1.1%)
Credit Suisse Group AG
	4.550%, 04/17/26		700	753,974
Nestle Finance International Ltd.
Ω	0.125%, 11/12/27	EUR	600	664,339
Nestle Holdings, Inc.
Ω	1.875%, 09/14/31		900	853,554
Ω	1.375%, 06/23/33	GBP	800	1,007,480
Novartis Capital Corp.
	2.200%, 08/14/30		600	587,844
TOTAL SWITZERLAND				3,867,191
UNITED KINGDOM — (5.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		900	851,640
AstraZeneca PLC
	4.000%, 01/17/29		600	658,094
Barclays PLC
	3.250%, 01/17/33	GBP	600	835,383
BAT International Finance PLC
Ω	2.250%, 06/26/28	GBP	400	506,755
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
BAT Netherlands Finance BV
Ω	3.125%, 04/07/28	EUR	100	$122,476
British Telecommunications PLC
Ω	3.125%, 11/21/31	GBP	560	757,241
Centrica PLC
Ω	4.375%, 03/13/29	GBP	400	603,188
CNH Industrial Finance Europe SA
Ω	1.750%, 03/25/27	EUR	500	585,704
Experian Finance PLC
Ω	2.750%, 03/08/30		1,000	999,839
HSBC Holdings PLC
Ω	2.625%, 08/16/28	GBP	400	540,282
Lloyds Banking Group PLC
	4.550%, 08/16/28		1,000	1,104,952
National Grid Gas PLC
Ω	1.125%, 01/14/33	GBP	656	750,181
Network Rail Infrastructure Finance PLC
Ω	4.375%, 12/09/30	GBP	600	996,349
Prudential PLC
	3.125%, 04/14/30		1,000	1,042,214
Southern Gas Networks PLC
Ω	1.250%, 12/02/31	GBP	1,250	1,482,143
Standard Chartered PLC
Ω	4.050%, 04/12/26		600	633,694
United Kingdom Gilt
Ω	0.250%, 07/31/31	GBP	2,000	2,435,505
Ω	0.625%, 07/31/35	GBP	1,450	1,747,800
Vodafone Group PLC
Ω	1.625%, 11/24/30	EUR	470	549,539
	6.150%, 02/27/37		200	258,595
TOTAL UNITED KINGDOM				17,461,574
UNITED STATES — (45.9%)
AbbVie, Inc.
	2.625%, 11/15/28	EUR	450	565,262
Activision Blizzard, Inc.
	1.350%, 09/15/30		750	678,104
Advance Auto Parts, Inc.
	3.900%, 04/15/30		650	689,821
AECOM
	5.125%, 03/15/27		750	780,938
Ally Financial, Inc.
	8.000%, 11/01/31		300	406,564
Altria Group, Inc.
	3.400%, 05/06/30		900	904,038
Amazon.com, Inc.
	1.650%, 05/12/28		3,200	3,097,495
	2.100%, 05/12/31		600	582,903
American Campus Communities Operating Partnership LP
	3.875%, 01/30/31		650	691,698

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	American Tower Corp.
	3.950%, 03/15/29		800	$848,542
	American Water Capital Corp.
	3.450%, 06/01/29		600	635,163
	Amgen, Inc.
Ω	4.000%, 09/13/29	GBP	356	537,869
	Anthem, Inc.
	2.875%, 09/15/29		650	659,216
Apple, Inc.
	2.200%, 09/11/29		1,000	992,825
	1.650%, 05/11/30		845	797,097
	1.650%, 02/08/31		1,300	1,220,226
	Ares Capital Corp.
	3.200%, 11/15/31		300	281,020
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	1,057,587
	Ashland LLC
Ω	3.375%, 09/01/31		1,000	945,000
	Assurant, Inc.
	2.650%, 01/15/32		1,000	949,337
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	1,010,084
	AT&T, Inc.
	4.350%, 03/01/29		600	659,070
	Atmos Energy Corp.
	1.500%, 01/15/31		750	678,355
	Automatic Data Processing, Inc.
	1.250%, 09/01/30		500	456,751
	AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,396,293
	Avnet, Inc.
	4.625%, 04/15/26		700	749,603
Ball Corp.
	5.250%, 07/01/25		500	537,500
	2.875%, 08/15/30		400	371,000
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	630,000
	Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30		2,000	1,924,915
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	310,000	2,653,973
	0.472%, 01/23/32	JPY	200,000	1,704,501
	Biogen, Inc.
	2.250%, 05/01/30		700	659,677
	Black Hills Corp.
	2.500%, 06/15/30		1,000	967,708
BlackRock, Inc.
	2.400%, 04/30/30		1,200	1,186,851
	1.900%, 01/28/31		2,000	1,904,145
	Block, Inc.
Ω	3.500%, 06/01/31		900	857,250
	Boeing Co.
	3.200%, 03/01/29		1,000	1,004,389
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Booking Holdings, Inc.
	3.550%, 03/15/28		600	$643,830
	Boston Properties LP
	3.250%, 01/30/31		700	712,441
	Boston Scientific Corp.
	0.625%, 12/01/27	EUR	800	883,571
	Broadcom, Inc.
Ω	3.187%, 11/15/36		550	522,373
	Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		650	692,010
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	500	572,599
	Centene Corp.
	3.000%, 10/15/30		800	776,400
	Chevron Corp.
	2.236%, 05/11/30		1,100	1,082,514
	Chevron USA, Inc.
	3.250%, 10/15/29		3,100	3,283,604
	Cigna Corp.
	4.375%, 10/15/28		600	660,305
	Citrix Systems, Inc.
	3.300%, 03/01/30		1,225	1,226,688
	Clorox Co.
	1.800%, 05/15/30		700	661,415
	Comcast Corp.
	5.500%, 11/23/29	GBP	350	582,980
	Conagra Brands, Inc.
	5.300%, 11/01/38		1,000	1,195,744
	ConocoPhillips
	6.500%, 02/01/39		300	420,245
	Continental Resources, Inc.
#	4.375%, 01/15/28		1,000	1,054,680
Costco Wholesale Corp.
	1.600%, 04/20/30		1,000	940,221
	1.750%, 04/20/32		1,000	933,406
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	679,141
	Crown Castle International Corp.
	3.800%, 02/15/28		600	632,204
	CVS Health Corp.
	3.250%, 08/15/29		650	670,440
	CyrusOne LP/CyrusOne Finance Corp.
	2.150%, 11/01/30		400	393,008
	DCP Midstream Operating LP
	5.375%, 07/15/25		500	526,375
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	668,193
	Discover Bank
	4.650%, 09/13/28		600	662,232
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	1,047,282
	DPL, Inc.
	4.350%, 04/15/29		1,000	1,023,755

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Duke Energy Corp.
	3.300%, 06/15/41		1,000	$958,220
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	953,219
DXC Technology Co.
	2.375%, 09/15/28		800	767,306
eBay, Inc.
	1.400%, 05/10/26		488	471,278
Edison International
	4.125%, 03/15/28		650	674,455
Energy Transfer LP
	3.750%, 05/15/30		750	769,740
EnerSys
Ω	4.375%, 12/15/27		1,000	1,016,070
EOG Resources, Inc.
	4.375%, 04/15/30		1,000	1,120,721
EPR Properties
	3.750%, 08/15/29		500	488,947
EQM Midstream Partners LP
Ω	6.000%, 07/01/25		500	516,250
Equinix, Inc.
	2.150%, 07/15/30		700	655,474
ERP Operating LP
	4.150%, 12/01/28		600	660,734
Expedia Group, Inc.
	3.250%, 02/15/30		650	648,508
Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	578,128
FirstEnergy Corp.
	2.650%, 03/01/30		600	564,973
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	503,940
Flowserve Corp.
	2.800%, 01/15/32		1,000	941,340
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	357,998
	2.900%, 02/16/28		250	237,900
	5.113%, 05/03/29		250	267,575
Fox Corp.
	4.709%, 01/25/29		900	992,854
Franklin Resources, Inc.
	1.600%, 10/30/30		1,000	916,144
GATX Corp.
	4.700%, 04/01/29		600	672,437
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	687,285
Global Payments, Inc.
	3.200%, 08/15/29		1,500	1,516,435
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	224,394
	4.000%, 01/15/30		600	618,252
Goldman Sachs Group, Inc.
Ω	3.125%, 07/25/29	GBP	400	559,704
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	1.875%, 12/16/30	GBP	331	$419,860
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	528,750
Ω	3.500%, 03/15/28		650	624,000
Hanesbrands, Inc.
Ω	4.625%, 05/15/24		500	509,363
HCA, Inc.
	5.375%, 02/01/25		350	372,491
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		150	162,150
Honeywell International, Inc.
	2.250%, 02/22/28	EUR	450	551,796
Howmet Aerospace, Inc.
	6.875%, 05/01/25		10	11,063
	5.900%, 02/01/27		500	538,815
	3.000%, 01/15/29		500	473,560
HP, Inc.
	2.650%, 06/17/31		1,000	954,708
Humana, Inc.
	3.125%, 08/15/29		650	662,468
Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	1,061,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	4.750%, 09/15/24		400	405,752
Indiana Michigan Power Co.
	6.050%, 03/15/37		500	657,012
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	478,435
International Business Machines Corp.
	1.750%, 03/07/28	EUR	500	597,248
Invitation Homes Operating Partnership L.P.
	2.700%, 01/15/34		900	843,366
ITC Holdings Corp.
Ω	2.950%, 05/14/30		1,000	997,892
Jabil, Inc.
	1.700%, 04/15/26		700	683,306
Jackson Financial, Inc.
Ω	3.125%, 11/23/31		1,000	974,867
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31		1,000	953,457
JPMorgan Chase & Co.
	6.400%, 05/15/38		500	693,223
Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	1,098,708
Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,495,636
Kimco Realty Corp.
	1.900%, 03/01/28		700	671,474

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		500	$659,092
	Lazard Group LLC
	4.500%, 09/19/28		500	552,138
	Lear Corp.
	3.800%, 09/15/27		265	279,716
	Leidos, Inc.
	2.300%, 02/15/31		1,000	920,115
	Lennar Corp.
	4.750%, 05/30/25		500	534,825
	Lincoln National Corp.
	3.400%, 01/15/31		700	732,198
Marriott International, Inc.
	4.000%, 04/15/28		650	687,724
	2.750%, 10/15/33		500	466,909
	Masonite International Corp.
Ω	3.500%, 02/15/30		1,000	944,020
	MGM Resorts International
	4.625%, 09/01/26		350	352,625
	Micron Technology, Inc.
	3.366%, 11/01/41		1,000	951,580
	Microsoft Corp.
	3.500%, 02/12/35		1,000	1,087,909
	Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	986,250
	Mosaic Co.
	4.050%, 11/15/27		800	852,737
	Motorola Solutions, Inc.
	2.300%, 11/15/30		700	654,252
	MPLX LP
	1.750%, 03/01/26		700	682,417
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	584,376
	Netflix, Inc.
	5.875%, 11/15/28		700	811,125
	NewMarket Corp.
	2.700%, 03/18/31		1,000	974,077
NextEra Energy Operating Partners LP
Ω	4.250%, 07/15/24		400	411,750
Ω	4.500%, 09/15/27		300	303,750
	NIKE, Inc.
	2.850%, 03/27/30		4,000	4,119,795
	Nordstrom, Inc.
	4.000%, 03/15/27		885	855,016
	NOV, Inc.
	3.600%, 12/01/29		400	410,200
	OneMain Finance Corp.
	7.125%, 03/15/26		450	494,700
	ONEOK, Inc.
	6.350%, 01/15/31		300	364,926
	Ovintiv, Inc.
	8.125%, 09/15/30		400	527,484
	Phillips 66 Partners LP
	3.150%, 12/15/29		700	704,538
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	$201,766
	3.800%, 09/15/30		350	357,138
PNC Financial Services Group, Inc.
	3.450%, 04/23/29		1,200	1,277,331
PPG Industries, Inc.
	2.800%, 08/15/29		650	663,782
Primerica, Inc.
	2.800%, 11/19/31		1,000	983,640
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	191,076
Progress Energy, Inc.
	7.000%, 10/30/31		290	379,874
Public Storage
	1.850%, 05/01/28		800	774,813
PulteGroup, Inc.
	5.500%, 03/01/26		450	501,975
Radian Group, Inc.
	4.500%, 10/01/24		350	357,875
Ralph Lauren Corp.
	2.950%, 06/15/30		1,000	1,010,783
Realty Income Corp.
	2.850%, 12/15/32		1,000	995,347
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	263,033
Ross Stores, Inc.
	1.875%, 04/15/31		549	508,300
Royalty Pharma PLC
	2.200%, 09/02/30		750	694,417
Seagate HDD Cayman
	4.875%, 06/01/27		600	627,000
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,000	1,002,500
Sensata Technologies BV
Ω	5.000%, 10/01/25		150	158,063
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	849,660
Sherwin-Williams Co.
	2.950%, 08/15/29		650	663,287
Southwest Airlines Co.
	5.125%, 06/15/27		600	670,285
Spirit Realty LP
	2.100%, 03/15/28		800	766,103
Stellantis NV
Ω	4.500%, 07/07/28	EUR	600	802,346
STORE Capital Corp.
	4.625%, 03/15/29		900	981,614
Stryker Corp.
	2.125%, 11/30/27	EUR	500	601,509
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,065,000

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
	1.950%, 07/24/29	EUR	500	$603,825
TJX Cos., Inc.
	1.150%, 05/15/28		700	654,661
Toll Brothers Finance Corp.
	4.350%, 02/15/28		500	531,250
	3.800%, 11/01/29		350	361,041
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		350	369,873
Truist Financial Corp.
	1.950%, 06/05/30		1,000	953,554
Twitter, Inc.
Ω	3.875%, 12/15/27		600	598,473
U.S. Bancorp
	1.375%, 07/22/30		750	682,576
Utah Acquisition Sub, Inc.
Ω	3.125%, 11/22/28	EUR	550	685,514
Valero Energy Corp.
	4.350%, 06/01/28		800	861,315
Verizon Communications, Inc.
	1.375%, 11/02/28	EUR	500	582,893
Visa, Inc.
	2.050%, 04/15/30		1,000	979,038
	1.100%, 02/15/31		900	809,470
Vontier Corp.
	1.800%, 04/01/26		500	480,510
	2.400%, 04/01/28		400	383,400
	2.950%, 04/01/31		350	338,006
Vornado Realty LP
	3.400%, 06/01/31		700	696,339
Walmart, Inc.
Ω	5.625%, 03/27/34	GBP	850	1,580,848
	5.250%, 09/28/35	GBP	1,580	2,909,151
Walt Disney Co.
	6.400%, 12/15/35		700	951,516
Waste Management, Inc.
	1.150%, 03/15/28		700	649,410
Wells Fargo & Co.
	4.150%, 01/24/29		500	544,227
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	3.500%, 09/12/29	GBP	400	$573,607
Ω	2.125%, 09/24/31	GBP	1,000	1,280,175
Welltower, Inc.
	2.050%, 01/15/29		1,000	960,660
Western Digital Corp.
	4.750%, 02/15/26		350	367,295
Western Power Distribution West Midlands PLC
Ω	5.750%, 04/16/32	GBP	300	518,394
Western Union Co.
	1.350%, 03/15/26		600	576,811
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	500	567,388
Williams Cos., Inc.
	8.750%, 03/15/32		500	717,942
WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	666,465
Zimmer Biomet Holdings, Inc.
	1.164%, 11/15/27	EUR	600	675,447
TOTAL UNITED STATES				159,947,405
TOTAL BONDS				309,280,023
U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Inflation Indexed Bonds
	0.125%, 10/15/26		7,424	7,918,847
TOTAL INVESTMENT SECURITIES (Cost $365,508,248)				348,364,284

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	9,342	108,077
TOTAL INVESTMENTS — (100.0%)
(Cost $365,616,325)^^			$348,472,361

As of January 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,453	NZD	27,302	HSBC Bank	02/01/22	$488
USD	2,214,546	NZD	3,257,625	State Street Bank and Trust	02/01/22	71,028
USD	396,074	CAD	495,653	Citibank, N.A.	02/15/22	6,152
USD	535,259	GBP	392,865	Citibank, N.A.	02/15/22	6,939
USD	33,095,877	GBP	24,098,296	Mellon Bank	02/15/22	688,801
USD	35,865,576	CAD	44,787,676	Mellon Bank	02/15/22	631,862
USD	3,358,079	GBP	2,466,930	State Street Bank and Trust	02/15/22	40,584

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,134,913	NZD	3,228,856	HSBC Bank	03/04/22	$11,314
USD	662,350	EUR	582,780	Citibank, N.A.	04/01/22	6,744
USD	41,683,498	EUR	36,897,103	State Street Bank and Trust	04/01/22	175,596
USD	3,822,850	AUD	5,266,374	ANZ Securities	04/04/22	98,086
USD	1,762,890	JPY	201,000,265	ANZ Securities	04/04/22	15,125
USD	471,191	AUD	651,751	Citibank, N.A.	04/04/22	10,225
AUD	253,111	USD	176,891	Citibank, N.A.	04/04/22	2,127
USD	13,507,840	AUD	18,502,420	State Street Bank and Trust	04/04/22	421,576
Total Appreciation						$2,186,647
NZD	44,325	USD	29,985	Citibank, N.A.	02/01/22	$(819)
NZD	3,240,602	USD	2,143,788	HSBC Bank	02/01/22	(11,472)
SGD	31,561	USD	23,473	Citibank, N.A.	03/28/22	(115)
USD	513,823	SGD	696,913	Citibank, N.A.	03/28/22	(1,950)
USD	1,545,370	SGD	2,094,522	HSBC Bank	03/28/22	(4,750)
USD	1,343,435	JPY	155,594,351	Citibank, N.A.	04/04/22	(9,510)
USD	8,205,803	JPY	946,141,238	State Street Bank and Trust	04/11/22	(22,186)
Total (Depreciation)						$(50,802)
Total Appreciation (Depreciation)						$2,135,845
As of January 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	6,000,000	04/30/24	—	—	$298,462	$298,462
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	200,108	200,108
Bank of America Corp.	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	12,996	12,996
Bank of America Corp.	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	563,051	563,051
Bank of America Corp.	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	339,442	339,442
Bank of America Corp.	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	327,586	327,586
Bank of America Corp.	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	146,855	146,855
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	73,130	73,130
Bank of America Corp.	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	277,705	277,705
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	385,368	385,368
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	560,829	560,829
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	223,772	223,772
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	755,922	755,922
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	262,527	262,527
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	08/05/30	—	—	294,767	294,767

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	$143,389	$143,389
Bank of America Corp.	2.558%	Fixed	CPI	Maturity	USD	9,000,000	04/30/31	—	—	540,885	540,885
Bank of America Corp.	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	304,961	304,961
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	2,456,109	2,456,109
Bank of America Corp.	2.538%	Fixed	CPI	Maturity	USD	9,000,000	09/27/31	—	—	315,214	315,214
Bank of America Corp.	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	220,005	220,005
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	166,957	166,957
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	6,000,000	08/18/31	—	—	257,593	257,593
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	3,000,000	08/20/31	—	—	140,996	140,996
Citibank, N.A.	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	532,728	532,728
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	24,250	24,250
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	28,350	28,350
Deutsche Bank AG	2.783%	Fixed	CPI	Maturity	USD	7,000,000	11/03/31	—	—	51,392	51,392
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	256,776	256,776
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	134,808	134,808
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	150,904	150,904
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	265,620	265,620
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	213,876	213,876
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	145,262	145,262
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	284,872	284,872
Deutsche Bank AG	2.548%	Fixed	CPI	Maturity	USD	7,000,000	09/13/33	—	—	235,266	235,266
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	217,157	217,157
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	298,190	298,190
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	213,878	213,878
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	291,149	291,149
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	308,136	308,136
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	288,764	288,764
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	297,512	297,512
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	159,277	159,277
Total Appreciation										$13,666,796	$13,666,796

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	$(65,728)	$(65,728)
Total (Depreciation)										$(65,728)	$(65,728)
Total Appreciation (Depreciation)										$13,601,068	$13,601,068
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$31,165,414	—	$31,165,414
Bonds
Australia	—	24,928,098	—	24,928,098
Austria	—	588,410	—	588,410
Belgium	—	2,497,403	—	2,497,403
Canada	—	42,565,309	—	42,565,309
Finland	—	11,299,455	—	11,299,455
France	—	8,991,789	—	8,991,789
Germany	—	6,355,014	—	6,355,014
Italy	—	523,596	—	523,596
Japan	—	9,815,003	—	9,815,003
Netherlands	—	5,452,346	—	5,452,346
New Zealand	—	2,100,877	—	2,100,877
Singapore	—	2,052,509	—	2,052,509
Spain	—	1,156,688	—	1,156,688
Supranational Organization Obligations	—	9,677,356	—	9,677,356
Switzerland	—	3,867,191	—	3,867,191
United Kingdom	—	17,461,574	—	17,461,574
United States	—	159,947,405	—	159,947,405
U.S. Treasury Obligations	—	7,918,847	—	7,918,847
Securities Lending Collateral	—	108,077	—	108,077
Forward Currency Contracts**	—	2,135,845	—	2,135,845
Swap Agreements**	—	13,601,068	—	13,601,068
TOTAL	—	$364,209,274	—	$364,209,274
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.2%)
BRAZIL — (6.2%)
	AES Brasil Energia SA	27,000	$60,050
	Aliansce Sonae Shopping Centers SA	12,600	53,792
	Alupar Investimento SA	11,200	53,658
	Ambev SA, ADR	127,041	359,526
*	Americanas SA	40,548	242,136
	Arezzo Industria e Comercio SA	2,900	44,668
	Atacadao SA	37,300	117,096
	B3 SA - Brasil Bolsa Balcao	218,300	601,033
	Banco Bradesco SA	61,300	217,028
	Banco BTG Pactual SA	32,400	147,475
	Banco do Brasil SA	27,400	168,525
	Banco Inter SA	9,700	15,618
	Banco Santander Brasil SA	15,000	92,851
	BB Seguridade Participacoes SA	18,400	80,182
*	BK Brasil Operacao e Assessoria a Restaurantes SA	21,000	24,638
*	BR Malls Participacoes SA	80,100	145,263
	BR Properties SA	27,000	36,813
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	7,000	36,832
*	BRF SA	76,200	320,436
*	C&A Modas Ltda	17,500	21,685
	Camil Alimentos SA	10,000	16,836
	CCR SA	95,600	234,045
	Centrais Eletricas Brasileiras SA	14,000	93,042
	Cia Brasileira de Distribuicao	20,300	86,512
	Cia de Saneamento Basico do Estado de Sao Paulo	20,900	147,045
	Cia de Saneamento de Minas Gerais-COPASA	15,000	37,146
	Cia de Saneamento do Parana	24,100	91,497
	Cia de Saneamento do Parana	15,200	11,078
	Cia Energetica de Minas Gerais	13,500	47,338
	Cia Paranaense de Energia	23,700	28,341
	Cia Siderurgica Nacional SA, Sponsored ADR	53,707	256,182
	Cielo SA	135,600	58,733
*	Cogna Educacao	255,700	124,236
	Construtora Tenda SA	8,200	24,723
	Cosan SA	26,700	119,519
	CPFL Energia SA	12,300	67,012
	CSU Cardsystem SA	7,400	20,695
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,800	124,432
	Dexco SA	43,230	121,709
	Diagnosticos da America SA	4,100	22,499
	Dimed SA Distribuidora da Medicamentos	8,800	22,754
*	EcoRodovias Infraestrutura e Logistica SA	29,900	44,596
	EDP - Energias do Brasil SA	25,500	102,959
*	Embraer SA	77,800	297,568
	Enauta Participacoes SA	14,000	40,233
	Energisa SA	15,600	128,235
*	Eneva SA	39,400	98,016
	Engie Brasil Energia SA	13,800	105,772
	Equatorial Energia SA	48,400	209,274
	Eternit SA	7,500	24,957
	Even Construtora e Incorporadora SA	18,500	25,816
	Ez Tec Empreendimentos e Participacoes SA	10,700	43,081
	Fleury SA	23,200	88,342
*	Gafisa SA	52,700	20,246
	Gerdau SA, Sponsored ADR	138,300	723,309

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Grupo De Moda Soma SA	42,800	$116,872
	Guararapes Confeccoes SA	16,200	38,867
Ω	Hapvida Participacoes e Investimentos SA	20,800	49,590
	Helbor Empreendimentos SA	23,100	18,706
	Hypera SA	26,400	154,668
	Industrias Romi SA	7,000	22,410
	Instituto Hermes Pardini SA	4,800	20,772
*	International Meal Co. Alimentacao SA, Class A	38,000	18,749
	Iochpe-Maxion SA	19,300	54,773
*	IRB Brasil Resseguros SA	80,200	49,388
	Itau Unibanco Holding SA	14,700	61,152
	JBS SA	49,400	326,443
	JHSF Participacoes SA	46,500	56,307
	Kepler Weber SA	3,600	26,372
	Klabin SA	58,100	272,222
	Light SA	32,200	70,402
	Localiza Rent a Car SA	13,500	148,980
	LOG Commercial Properties e Participacoes SA	5,900	31,422
*	Log-in Logistica Intermodal SA	2,173	9,076
	Lojas Quero Quero S/A	18,900	36,091
	Lojas Renner SA	37,100	196,466
	M Dias Branco SA	4,900	21,344
	Magazine Luiza SA	43,000	56,684
	Mahle-Metal Leve SA	5,300	32,618
	Marfrig Global Foods SA	45,000	190,505
*	Marisa Lojas SA	24,500	16,425
	Marisa Lojas SA	7,604	4,998
	Mills Estruturas e Servicos de Engenharia SA	20,400	24,664
	Minerva SA	29,100	52,280
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	15,600
*	Moura Dubeux Engenharia S/A	8,800	10,838
	MRV Engenharia e Participacoes SA	40,100	101,268
	Multiplan Empreendimentos Imobiliarios SA	19,900	80,573
*	Natura & Co. Holding SA, ADR	21,750	188,355
	Neoenergia SA	15,500	47,988
	Notre Dame Intermedica Participacoes SA	9,000	120,676
	Odontoprev SA	21,200	49,825
*	Omega Energia SA	21,499	46,885
*	Petro Rio SA	55,600	250,457
	Petroleo Brasileiro SA, Sponsored ADR	146,213	1,775,026
	Petroleo Brasileiro SA, Sponsored ADR	198,300	2,647,305
	Porto Seguro SA	29,000	108,297
	Portobello SA	12,500	22,198
	Positivo Tecnologia SA	14,500	25,559
	Qualicorp Consultoria e Corretora de Seguros SA	22,700	78,658
	Raia Drogasil SA	46,400	202,374
*	Rumo SA	63,600	187,083
	Sao Martinho SA	10,800	74,724
	Sendas Distribuidora SA	49,000	115,623
	SLC Agricola SA	13,310	115,251
	Sul America SA	31,500	150,675
	Suzano SA	33,800	376,822
	SYN prop e tech SA	7,600	10,362
	Tegma Gestao Logistica SA	7,000	19,642
	Telefonica Brasil SA	22,000	205,827
	TIM SA	64,300	160,686
	Transmissora Alianca de Energia Eletrica SA	24,100	173,235
	Trisul SA	19,800	23,939
	Tupy SA	5,500	21,616

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	55,600	$158,211
	Unipar Carbocloro SA	1,400	24,517
	Usinas Siderurgicas de Minas Gerais SA Usiminas	5,200	14,317
	Vale SA, Sponsored ADR	267,764	4,064,658
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,700	23,199
*	Via S/A	87,800	78,043
	Vibra Energia SA	86,100	371,309
	Vivara Participacoes SA	6,900	34,174
	Vulcabras Azaleia SA	12,200	21,620
	WEG SA	30,600	185,325
	Wiz Solucoes e Corretagem de Seguros SA	13,900	21,491
	YDUQS Participacoes SA	20,600	85,774
TOTAL BRAZIL			21,216,334
CHILE — (0.6%)
	Aguas Andinas SA, Class A	228,861	55,023
	Banco de Chile, ADR	8,291	166,400
	Banco de Credito e Inversiones SA	2,125	76,979
	Banco Santander Chile, ADR	10,200	204,816
	CAP SA	5,736	64,458
	Cencosud SA	100,126	184,525
	Cencosud Shopping SA	42,946	50,773
	Cia Cervecerias Unidas SA, Sponsored ADR	5,862	97,720
	Cia Sud Americana de Vapores SA	884,619	76,887
	Colbun SA	742,033	61,393
	Embotelladora Andina SA, ADR, Class B	500	6,250
	Empresa Nacional de Telecomunicaciones SA	17,064	70,770
	Empresas CMPC SA	46,411	85,209
	Empresas COPEC SA	21,334	178,850
	Enel Americas SA, ADR	3,643	21,494
	Enel Americas SA	321,150	37,865
	Enel Chile SA	1,143,847	44,812
	Engie Energia Chile SA	25,231	20,486
	Falabella SA	41,634	148,173
	Grupo Security SA	149,430	22,936
	Hortifrut SA	19,654	23,328
	Inversiones Aguas Metropolitanas SA	41,239	23,739
	Inversiones La Construccion SA	2,968	13,187
*	Itau CorpBanca Chile SA	11,247,620	25,505
*	Parque Arauco SA	20,667	23,918
	Plaza SA	16,959	19,827
	Ripley Corp. SA	68,559	14,207
	SMU SA	122,866	14,513
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,924	158,335
	SONDA SA	30,224	12,998
	Vina Concha y Toro SA	32,046	51,282
TOTAL CHILE			2,056,658
COLOMBIA — (0.2%)
	Bancolombia SA, Sponsored ADR	3,432	122,110
	Bancolombia SA	3,284	32,858
	Celsia SA ESP	8,490	9,435
	Cementos Argos SA	51,121	83,458
*	Corp. Financiera Colombiana SA	7,993	60,275
	Ecopetrol SA	140,308	103,246
	Grupo Argos SA	10,327	42,221
	Grupo Energia Bogota SA ESP	41,239	27,369

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	11,463	$68,526
TOTAL COLOMBIA			549,498
CZECH REPUBLIC — (0.1%)
	CEZ AS	5,148	191,008
	Komercni Banka AS	3,186	141,278
Ω	Moneta Money Bank AS	19,254	83,028
	Philip Morris CR AS	21	15,999
TOTAL CZECH REPUBLIC			431,313
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE, GDR	37,686	122,103
GREECE — (0.5%)
*	Aegean Airlines SA	2,191	13,532
*	Alpha Services & Holdings SA	100,925	152,735
	Athens Water Supply & Sewage Co. SA	2,781	24,134
	Autohellas Tourist & Trading SA	1,675	18,089
*	Eurobank Ergasias Services & Holdings SA, Class A	157,948	178,639
*	Fourlis Holdings SA	5,375	25,985
*	GEK Terna Holding Real Estate Construction SA	4,012	41,660
	Hellenic Exchanges - Athens Stock Exchange SA	3,694	16,268
	Hellenic Petroleum Holdings SA	2,946	21,893
	Hellenic Telecommunications Organization SA	15,066	292,843
	Holding Co. ADMIE IPTO SA	13,658	38,587
*	Intracom Holdings SA	7,206	14,025
	JUMBO SA	5,060	75,264
	Motor Oil Hellas Corinth Refineries SA	5,161	82,650
	Mytilineos SA	3,912	66,921
*	National Bank of Greece SA	31,847	125,345
	OPAP SA	8,873	131,790
*	Piraeus Financial Holdings SA	57,335	96,481
*	Public Power Corp. SA	6,740	65,609
	Quest Holdings SA	756	16,533
	Sarantis SA	2,471	24,514
	Terna Energy SA	4,719	68,827
	Thrace Plastics Holding and Co.	1,885	13,346
	Titan Cement International SA	1,526	23,863
TOTAL GREECE			1,629,533
HUNGARY — (0.3%)
	Magyar Telekom Telecommunications PLC	40,637	53,873
	MOL Hungarian Oil & Gas PLC	41,128	358,656
*	OTP Bank Nyrt	10,446	606,151
	Richter Gedeon Nyrt	6,322	166,859
TOTAL HUNGARY			1,185,539
INDIA — (20.6%)
*	Aarti Drugs Ltd.	4,578	30,752
	Aarti Industries Ltd.	9,613	127,795
	ABB India Ltd.	1,842	57,035
	ACC Ltd.	6,310	194,162
	Action Construction Equipment Ltd.	6,419	19,419
	Adani Enterprises Ltd.	14,285	330,690
*	Adani Green Energy Ltd.	6,498	164,361
	Adani Ports & Special Economic Zone Ltd.	35,059	339,902
*	Adani Transmission Ltd.	5,501	147,552

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital Ltd.	59,421	$95,133
	Advanced Enzyme Technologies Ltd.	2,176	9,234
	Aegis Logistics Ltd.	9,044	24,633
*	Ahluwalia Contracts India Ltd.	1,783	9,749
	AIA Engineering Ltd.	2,714	68,951
	Ajanta Pharma Ltd.	2,104	63,644
	Akzo Nobel India Ltd.	1,159	30,017
	Alembic Ltd.	7,426	9,937
	Alembic Pharmaceuticals Ltd.	6,221	63,634
	Alkem Laboratories Ltd.	1,625	77,301
	Alkyl Amines Chemicals	1,611	72,757
	Allcargo Logistics Ltd.	7,952	35,228
*	Alok Industries Ltd.	148,339	62,008
	Amara Raja Batteries Ltd.	12,075	100,539
*	Amber Enterprises India Ltd.	256	12,528
	Ambuja Cements Ltd.	33,133	163,046
	Andhra Sugars Ltd.	6,000	12,289
	Apar Industries Ltd.	2,085	19,329
*	APL Apollo Tubes Ltd.	8,368	96,967
	Apollo Hospitals Enterprise Ltd.	5,238	314,463
	Apollo Tyres Ltd.	47,498	138,748
*	Arvind Fashions Ltd.	2,800	11,669
*	Arvind Ltd.	12,154	23,823
	Asahi India Glass Ltd.	6,682	50,281
	Ashiana Housing Ltd.	5,563	12,773
	Ashok Leyland Ltd.	103,999	186,657
*	Ashoka Buildcon Ltd.	23,422	31,319
	Asian Granito India Ltd.	11,644	19,326
	Asian Paints Ltd.	13,754	584,273
	Astec Lifesciences Ltd.	562	12,698
*Ω	Aster DM Healthcare Ltd.	14,168	35,348
	Astra Microwave Products Ltd.	6,284	18,455
	Astral Ltd.	5,452	159,122
	AstraZeneca Pharma India Ltd.	345	12,998
	Atul Ltd.	1,152	147,522
*Ω	AU Small Finance Bank Ltd.	8,151	144,194
	Aurobindo Pharma Ltd.	26,783	228,620
	Automotive Axles Ltd.	527	10,297
	Avanti Feeds Ltd.	4,981	40,151
*Ω	Avenue Supermarts Ltd.	4,236	234,573
*	Axis Bank Ltd.	88,588	925,287
	Bajaj Auto Ltd.	4,409	210,617
	Bajaj Consumer Care Ltd.	15,446	37,998
	Bajaj Finance Ltd.	7,116	674,314
	Bajaj Finserv Ltd.	1,308	277,519
*	Bajaj Hindusthan Sugar Ltd.	68,725	15,647
	Bajaj Holdings & Investment Ltd.	1,343	93,253
	Balaji Amines Ltd.	1,495	65,646
	Balkrishna Industries Ltd.	4,498	141,556
	Balmer Lawrie & Co. Ltd.	6,616	11,332
	Balrampur Chini Mills Ltd.	13,916	79,551
Ω	Bandhan Bank Ltd.	79,281	337,884
*	Bank of Baroda	127,270	185,375
*	Bank of India	72,223	53,036
*	Bank of Maharashtra	49,426	14,032
	BASF India Ltd.	1,163	48,079
	Bayer CropScience Ltd.	1,242	86,793
	BEML Ltd.	2,107	51,405
	Berger Paints India Ltd.	11,938	116,120

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	BF Utilities Ltd.	3,743	$19,801
	Bharat Bijlee Ltd.	409	11,033
	Bharat Dynamics Ltd.	3,388	22,847
	Bharat Electronics Ltd.	104,390	295,798
	Bharat Forge Ltd.	16,160	160,344
*	Bharat Heavy Electricals Ltd.	133,036	103,694
	Bharat Petroleum Corp. Ltd.	41,055	219,734
	Bharat Rasayan Ltd.	102	17,060
*	Bharti Airtel Ltd.	114,418	1,124,188
*	Biocon Ltd.	32,569	160,972
	Birla Corp. Ltd.	3,166	58,248
	Birlasoft Ltd.	22,427	145,384
	Blue Dart Express Ltd.	464	42,772
	Blue Star Ltd.	4,540	53,254
	Bodal Chemicals Ltd.	6,839	10,031
	Bombay Burmah Trading Co.	1,495	21,853
	Bosch Ltd.	331	73,715
	Brigade Enterprises Ltd.	6,384	43,661
	Britannia Industries Ltd.	3,977	189,576
	BSE Ltd.	5,442	143,568
	Cadila Healthcare Ltd.	26,995	147,843
*	Camlin Fine Sciences Ltd.	4,651	9,473
	Can Fin Homes Ltd.	8,331	69,457
*	Canara Bank	30,245	103,319
	Caplin Point Laboratories Ltd.	2,516	26,923
	Carborundum Universal Ltd.	8,863	106,543
	Care Ratings Ltd.	1,122	8,652
	Castrol India Ltd.	31,180	52,262
	CCL Products India Ltd.	11,795	75,184
	Ceat Ltd.	2,473	36,448
*	Central Bank of India Ltd.	74,954	22,175
	Central Depository Services India Ltd.	4,980	101,389
	Century Plyboards India Ltd.	4,521	36,253
	Century Textiles & Industries Ltd.	5,260	61,475
	Cera Sanitaryware Ltd.	491	32,014
	CESC Ltd.	39,132	44,662
*	CG Power & Industrial Solutions Ltd.	46,881	111,143
	Chambal Fertilisers & Chemicals Ltd.	19,836	116,013
	Cholamandalam Financial Holdings Ltd.	5,466	51,289
	Cholamandalam Investment & Finance Co. Ltd.	36,895	316,294
	Cigniti Technologies Ltd.	2,010	13,687
	Cipla Ltd.	36,750	466,535
	City Union Bank Ltd.	45,174	87,693
	Coal India Ltd.	94,740	203,435
Ω	Cochin Shipyard Ltd.	2,112	9,756
	Coforge Ltd.	1,783	116,398
	Colgate-Palmolive India Ltd.	6,456	123,490
	Computer Age Management Services Ltd.	892	32,549
	Container Corp. of India Ltd.	17,588	153,163
	Coromandel International Ltd.	12,658	134,689
	Cosmo Films Ltd.	1,257	28,948
*	CreditAccess Grameen Ltd.	4,485	37,810
	CRISIL Ltd.	1,611	60,376
	Crompton Greaves Consumer Electricals Ltd.	49,745	284,513
*	CSB Bank Ltd.	2,841	9,620
	Cummins India Ltd.	11,646	147,707
	Cyient Ltd.	6,099	77,497
	Dabur India Ltd.	24,022	173,775
	Dalmia Bharat Ltd.	4,600	109,871

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Sugar & Industries Ltd.	2,751	$16,548
*	DCB Bank Ltd.	14,479	16,720
	DCM Shriram Ltd.	2,286	34,871
*	DCW Ltd.	20,234	12,093
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,222	63,333
	Deepak Nitrite Ltd.	5,740	172,973
	Delta Corp. Ltd.	12,320	46,139
*	DEN Networks Ltd.	40,999	23,190
	Dhampur Sugar Mills Ltd.	6,339	32,449
*	Dhani Services Ltd.	20,770	36,965
	Dhanuka Agritech Ltd.	1,024	10,557
Ω	Dilip Buildcon Ltd.	4,134	20,360
*	Dish TV India Ltd.	201,683	44,428
*	Dishman Carbogen Amcis Ltd.	3,536	9,370
	Divi's Laboratories Ltd.	4,354	236,131
	Dixon Technologies India Ltd.	2,783	166,055
	DLF Ltd.	34,459	182,948
Ω	Dr Lal PathLabs Ltd.	2,573	102,842
	Dr Reddy's Laboratories Ltd., ADR	6,360	365,700
	Dwarikesh Sugar Industries Ltd.	17,795	22,773
	eClerx Services Ltd.	1,625	51,609
	Edelweiss Financial Services Ltd.	37,206	35,088
	Eicher Motors Ltd.	6,395	227,813
	EID Parry India Ltd.	6,677	43,782
*	EIH Associated Hotels	1,285	6,659
*	EIH Ltd.	17,401	33,008
	Electrosteel Castings Ltd.	26,929	14,514
	Elgi Equipments Ltd.	10,562	47,326
	Emami Ltd.	16,269	108,367
Ω	Endurance Technologies Ltd.	2,631	56,757
	Engineers India Ltd.	13,572	12,716
	EPL Ltd.	17,445	44,268
Ω	Eris Lifesciences Ltd.	1,724	16,247
	ESAB India Ltd.	343	14,983
	Escorts Ltd.	10,866	270,425
*	Eveready Industries India Ltd.	6,213	22,669
	Everest Kanto Cylinder Ltd.	285	927
	Excel Industries Ltd.	960	11,465
	Exide Industries Ltd.	45,383	106,060
*	FDC Ltd.	8,543	33,430
	Federal Bank Ltd.	192,565	261,957
	FIEM Industries Ltd.	1,410	21,698
	Filatex India Ltd.	15,955	24,819
	Fine Organic Industries Ltd.	747	38,744
	Finolex Cables Ltd.	5,775	38,722
	Finolex Industries Ltd.	29,060	65,855
	Firstsource Solutions Ltd.	44,999	97,187
	Force Motors Ltd.	588	9,563
*	Fortis Healthcare Ltd.	47,466	172,797
*	Future Consumer Ltd.	229,055	22,697
	Gabriel India Ltd.	6,406	11,504
	GAIL India Ltd.	162,901	316,992
	Galaxy Surfactants Ltd.	913	38,567
	Garden Reach Shipbuilders & Engineers Ltd.	6,171	20,136
	Garware Technical Fibres Ltd.	843	36,044
	Gateway Rail Freight Ltd.	14,028	13,175
	GE Power India Ltd.	2,518	8,093
*	GE T&D India Ltd.	6,995	11,504
*Ω	General Insurance Corp. of India	14,916	28,626

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	12,248	$11,340
	Geojit Financial Services Ltd.	9,920	10,581
	GHCL Ltd.	8,821	51,759
	Gillette India Ltd.	583	41,294
	GlaxoSmithKline Pharmaceuticals Ltd.	2,664	56,322
	Glenmark Pharmaceuticals Ltd.	24,879	162,541
	Godawari Power & Ispat Ltd.	7,317	29,684
	Godfrey Phillips India Ltd.	843	12,651
*	Godrej Consumer Products Ltd.	19,748	236,457
*	Godrej Industries Ltd.	5,452	44,842
*	Godrej Properties Ltd.	6,226	144,184
	Goodyear India Ltd.	879	11,253
	Granules India Ltd.	23,315	95,326
	Graphite India Ltd.	7,116	46,640
	Grasim Industries Ltd.	8,744	203,529
	Great Eastern Shipping Co. Ltd.	11,088	47,116
	Greaves Cotton Ltd.	12,195	34,208
*	Greenpanel Industries Ltd.	7,179	50,601
	Greenply Industries Ltd.	5,080	14,201
	Grindwell Norton Ltd.	2,759	70,184
	Gujarat Alkalies & Chemicals Ltd.	4,740	44,011
	Gujarat Ambuja Exports Ltd.	5,588	16,240
*	Gujarat Fluorochemicals Ltd.	1,553	58,407
	Gujarat Gas Ltd.	9,525	86,429
	Gujarat Mineral Development Corp. Ltd.	11,406	17,524
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,340	52,738
	Gujarat Pipavav Port Ltd.	27,276	35,956
	Gujarat State Fertilizers & Chemicals Ltd.	20,995	36,541
	Gujarat State Petronet Ltd.	31,109	126,161
*	Hathway Cable & Datacom Ltd.	80,086	23,658
	Hatsun Agro Product Ltd.	4,676	64,608
	Havells India Ltd.	9,409	150,790
	HBL Power Systems Ltd.	30,843	29,152
	HCL Technologies Ltd.	49,723	738,129
Ω	HDFC Asset Management Co. Ltd.	3,941	116,993
	HDFC Bank Ltd.	84,719	1,702,473
Ω	HDFC Life Insurance Co. Ltd.	14,523	121,874
*	HealthCare Global Enterprises Ltd.	3,224	10,781
	HEG Ltd.	1,773	36,356
	HeidelbergCement India Ltd.	7,560	22,910
	Heritage Foods Ltd.	3,266	16,769
	Hero MotoCorp, Ltd.	9,895	359,878
	Hester Biosciences Ltd.	324	10,918
	HFCL Ltd.	65,714	70,468
	HG Infra Engineering Ltd.	2,000	15,291
	Hikal Ltd.	5,800	33,038
	HIL Ltd.	552	31,776
	Himadri Speciality Chemical Ltd.	33,529	25,563
	Himatsingka Seide Ltd.	4,440	13,856
	Hindalco Industries Ltd.	113,592	753,876
	Hinduja Global Solutions Ltd.	592	20,407
	Hindustan Aeronautics Ltd.	4,129	80,406
*	Hindustan Construction Co. Ltd.	101,910	20,559
	Hindustan Copper Ltd.	29,113	49,064
*	Hindustan Oil Exploration Co. Ltd.	8,756	25,916
	Hindustan Petroleum Corp. Ltd.	54,560	231,234
	Hindustan Unilever Ltd.	25,414	778,184
	Hle Glascoat Ltd.	132	11,590
	Honda India Power Products Ltd.	637	12,208

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Honeywell Automation India Ltd.	91	$51,823
	Housing Development Finance Corp. Ltd.	38,764	1,321,082
	HSIL Ltd.	6,740	27,947
	Huhtamaki India Ltd.	3,847	10,521
	I G Petrochemicals Ltd.	2,537	25,507
	ICICI Bank Ltd., Sponsored ADR	90,632	1,969,433
Ω	ICICI Lombard General Insurance Co. Ltd.	9,268	170,798
Ω	ICICI Prudential Life Insurance Co. Ltd.	9,075	68,515
*	IDFC First Bank Ltd.	286,134	181,465
*	IDFC Ltd.	170,579	149,311
*	IFB Industries Ltd.	615	8,614
	Igarashi Motors India Ltd.	1,653	9,980
	IIFL Finance Ltd.	11,633	49,746
	IIFL Securities Ltd.	14,638	19,469
	IIFL Wealth Management Ltd.	2,597	56,002
	India Cements Ltd.	21,309	64,067
	India Glycols Ltd.	883	10,600
	Indiabulls Housing Finance Ltd.	40,620	116,340
*	Indiabulls Real Estate Ltd.	29,046	56,694
	Indian Bank	18,673	39,509
Ω	Indian Energy Exchange Ltd.	60,660	193,386
	Indian Oil Corp. Ltd.	115,780	195,875
*	Indian Overseas Bank	66,244	19,285
	Indian Railway Catering & Tourism Corp. Ltd.	14,602	171,643
	Indo Count Industries Ltd.	7,389	24,302
	Indoco Remedies Ltd.	3,862	20,249
	Indraprastha Gas Ltd.	24,403	129,200
	Indus Towers Ltd.	47,732	162,913
	IndusInd Bank Ltd.	15,011	177,164
	Infibeam Avenues Ltd.	25,400	15,118
	Info Edge India Ltd.	3,051	202,326
	Infosys Ltd., Sponsored ADR	139,183	3,280,543
	Infosys Ltd.	11,223	264,302
*	Inox Leisure Ltd.	2,020	11,348
*	Inox Wind Ltd.	3,939	6,667
*	Intellect Design Arena Ltd.	6,680	69,379
*Ω	InterGlobe Aviation Ltd.	4,540	113,774
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	24,574
	Ipca Laboratories Ltd.	14,974	208,455
*	IRB Infrastructure Developers Ltd.	14,427	49,597
Ω	IRCON International Ltd.	20,474	12,557
	ITC Ltd.	180,076	534,326
*	ITI Ltd.	7,431	11,579
	J Kumar Infraprojects Ltd.	4,462	10,103
*	Jagran Prakashan Ltd.	13,332	12,295
	Jai Corp. Ltd.	6,178	10,944
*	Jaiprakash Associates Ltd.	123,183	17,137
*	Jaiprakash Power Ventures Ltd.	211,457	26,025
	Jamna Auto Industries Ltd.	14,599	21,191
	JB Chemicals & Pharmaceuticals Ltd.	3,385	79,252
	Jindal Poly Films Ltd.	1,562	22,102
	Jindal Saw Ltd.	29,977	40,817
*	Jindal Stainless Hisar Ltd.	14,186	77,362
*	Jindal Stainless Ltd.	33,450	91,907
*	Jindal Steel & Power Ltd.	40,199	210,685
	JK Cement Ltd.	3,294	146,213
	JK Lakshmi Cement Ltd.	6,822	51,693
	JK Paper Ltd.	12,242	36,175
	JK Tyre & Industries Ltd.	12,544	22,831

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JM Financial Ltd.	40,099	$39,912
	JMC Projects India Ltd.	9,092	12,259
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	463	11,553
	JSW Energy Ltd.	16,100	66,037
	JSW Steel Ltd.	72,820	621,818
	JTEKT India Ltd.	15,736	19,091
	Jubilant Foodworks Ltd.	5,790	265,320
	Jubilant Ingrevia Ltd.	2,324	18,111
	Jubilant Pharmova Ltd.	6,030	42,136
	Jyothy Labs Ltd.	15,756	29,902
	Kajaria Ceramics Ltd.	6,858	123,716
	Kalpataru Power Transmission Ltd.	8,399	45,138
	Kalyani Steels Ltd.	2,016	8,545
	Kansai Nerolac Paints Ltd.	6,991	53,470
	Karnataka Bank Ltd.	45,012	38,932
	Karur Vysya Bank Ltd.	62,540	42,554
	Kaveri Seed Co. Ltd.	3,669	27,239
	KCP Ltd.	6,271	11,425
	KEC International Ltd.	14,021	94,640
	KEI Industries Ltd.	8,714	126,273
*	Kesoram Industries Ltd.	19,432	16,970
*	Kiri Industries Ltd.	3,426	22,921
	Kirloskar Ferrous Industries Ltd.	3,847	11,048
	Kirloskar Oil Engines Ltd.	8,177	18,873
	KNR Constructions Ltd.	15,646	67,102
*	Kolte-Patil Developers Ltd.	5,002	21,471
	Kotak Mahindra Bank Ltd.	31,059	778,597
	KPIT Technologies Ltd.	10,711	94,009
	KPR Mill Ltd.	8,156	73,654
	KRBL Ltd.	5,808	18,201
	KSB Ltd.	1,929	32,188
*	L&T Finance Holdings Ltd.	83,501	84,293
Ω	L&T Technology Services Ltd.	1,796	113,965
	LA Opala RG Ltd.	2,483	13,053
	Lakshmi Machine Works Ltd.	275	40,351
Ω	Larsen & Toubro Infotech Ltd.	3,192	270,653
	Larsen & Toubro Ltd.	31,654	816,945
Ω	Laurus Labs Ltd.	49,093	333,055
*Ω	Lemon Tree Hotels Ltd.	45,119	31,891
	LIC Housing Finance Ltd.	31,726	165,163
	LT Foods Ltd.	23,413	22,433
	Lupin Ltd.	18,866	230,905
	LUX Industries Ltd.	747	27,173
	Mahanagar Gas Ltd.	5,189	57,072
	Maharashtra Seamless Ltd.	1,375	9,962
	Mahindra & Mahindra Financial Services Ltd.	76,912	168,458
	Mahindra & Mahindra Ltd.	46,020	549,319
*	Mahindra CIE Automotive Ltd.	18,116	52,180
*	Mahindra Holidays & Resorts India Ltd.	3,051	8,740
*	Mahindra Lifespace Developers Ltd.	6,568	22,091
Ω	Mahindra Logistics Ltd.	2,927	23,194
	Man Infraconstruction Ltd.	18,171	28,572
	Manappuram Finance Ltd.	92,374	196,713
	Marico Ltd.	22,509	146,537
	Marksans Pharma Ltd.	31,882	24,172
	Maruti Suzuki India Ltd.	4,633	535,980
Ω	MAS Financial Services Ltd.	1,168	7,691
	Mastek Ltd.	1,603	58,802
*	Max Financial Services Ltd.	3,673	46,716

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Max Healthcare Institute Ltd.	6,847	$33,940
	Mayur Uniquoters Ltd.	2,725	18,425
Ω	Metropolis Healthcare Ltd.	3,553	120,390
	Minda Corp. Ltd.	5,847	15,714
	Minda Industries Ltd.	6,941	104,705
	Mindtree Ltd.	3,691	201,641
Ω	Mishra Dhatu Nigam Ltd.	5,733	14,290
	MM Forgings Ltd.	999	8,949
*	Morepen Laboratories Ltd.	45,569	31,570
	Motherson Sumi Systems Ltd.	76,599	186,289
	Motherson Sumi Wiring India	76,599	40,906
	Motilal Oswal Financial Services Ltd.	5,219	62,098
	Mphasis Ltd.	5,546	232,564
	MRF Ltd.	196	189,850
	Multi Commodity Exchange of India Ltd.	1,678	34,748
	Muthoot Finance Ltd.	14,165	278,339
	Nahar Spinning Mills Ltd.	1,706	13,950
*	Narayana Hrudayalaya Ltd.	3,197	27,917
	Natco Pharma Ltd.	4,905	60,037
	National Aluminium Co. Ltd.	124,994	184,867
	Nava Bharat Ventures Ltd.	8,096	14,496
	Navin Fluorine International Ltd.	2,497	132,263
	Navneet Education Ltd.	6,829	8,965
	NBCC India Ltd.	39,278	24,902
	NCC Ltd.	47,528	48,121
	NELCO Ltd.	960	10,068
	Neogen Chemicals Ltd.	1,232	27,561
	NESCO Ltd.	1,555	12,097
	Nestle India Ltd.	1,156	287,623
*	Network18 Media & Investments Ltd.	19,110	21,154
	Neuland Laboratories Ltd.	837	16,571
	Newgen Software Technologies Ltd.	1,566	12,063
	NHPC Ltd.	154,596	62,350
	NIIT Ltd.	11,505	66,846
	Nilkamal Ltd.	1,114	36,171
	NLC India Ltd.	31,103	28,094
	NMDC Ltd.	110,375	208,553
	NOCIL Ltd.	10,450	32,739
	Novartis India Ltd.	1,627	16,179
	NRB Bearings Ltd.	5,558	12,306
	NTPC Ltd.	118,701	227,232
	Nucleus Software Exports Ltd.	2,604	20,749
*	Oberoi Realty Ltd.	8,949	110,235
	Oil & Natural Gas Corp. Ltd.	154,718	361,567
	Oil India Ltd.	25,386	82,323
	OnMobile Global Ltd.	8,402	16,713
	Oracle Financial Services Software Ltd.	1,841	87,047
	Orient Cement Ltd.	11,343	25,791
	Orient Electric Ltd.	7,936	35,510
	Oriental Carbon & Chemicals Ltd.	869	11,320
	Page Industries Ltd.	432	246,778
	Paisalo Digital Ltd.	2,075	19,481
Ω	Parag Milk Foods Ltd.	10,789	16,016
*	Patel Engineering Ltd.	31,340	12,734
	PCBL Ltd.	13,610	43,704
	Persistent Systems Ltd.	2,992	178,174
	Petronet LNG Ltd.	80,294	231,206
	Pfizer Ltd.	648	39,485
	Phoenix Mills Ltd.	5,714	76,538

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PI Industries Ltd.	4,917	$161,803
	Pidilite Industries Ltd.	6,305	208,026
	Piramal Enterprises Ltd.	6,426	207,106
	PNC Infratech Ltd.	8,743	34,963
	Poly Medicure Ltd.	1,101	13,428
	Polyplex Corp. Ltd.	2,268	56,370
	Power Finance Corp. Ltd.	100,411	164,581
	Power Grid Corp. of India Ltd.	181,499	526,404
	Praj Industries Ltd.	9,245	52,760
*	Prakash Industries Ltd.	12,111	9,923
Ω	Prataap Snacks Ltd.	811	8,957
	Prestige Estates Projects Ltd.	14,242	93,877
	Prince Pipes & Fittings Ltd.	3,841	35,144
*	Prism Johnson Ltd.	13,517	25,527
	Procter & Gamble Health Ltd.	611	41,444
	Procter & Gamble Hygiene & Health Care Ltd.	342	67,384
	PSP Projects Ltd.	1,572	13,025
*	PTC India Financial Services Ltd.	56,427	14,466
	PTC India Ltd.	34,768	44,666
*	Punjab National Bank	156,036	87,443
*	Puravankara Ltd.	5,421	10,422
*	PVR Ltd.	2,250	48,407
Ω	Quess Corp. Ltd.	3,838	37,207
Ω	Quick Heal Technologies Ltd.	3,746	10,516
	Radico Khaitan Ltd.	5,928	85,749
	Rain Industries Ltd.	29,755	86,415
	Rajesh Exports Ltd.	6,417	72,398
	Rallis India Ltd.	4,520	15,791
	Ramco Cements Ltd.	14,038	163,530
	Ramco Industries Ltd.	2,424	8,014
*	Ramco Systems Ltd.	2,409	13,125
	Ramkrishna Forgings Ltd.	3,399	44,020
*	Rane Holdings Ltd.	989	8,057
	Rashtriya Chemicals & Fertilizers Ltd.	17,128	18,476
	Ratnamani Metals & Tubes Ltd.	1,256	32,082
*	Raymond Ltd.	6,376	65,182
*Ω	RBL Bank Ltd.	57,431	116,046
	REC Ltd.	88,608	165,668
	Redington India Ltd.	68,894	150,923
	Relaxo Footwears Ltd.	3,400	56,227
	Reliance Industries Ltd.	114,369	3,681,851
*	Reliance Infrastructure Ltd.	20,251	27,724
*	Reliance Power Ltd.	267,461	54,104
	Repco Home Finance Ltd.	2,593	9,219
	Rhi Magnesita India Ltd.	3,103	18,290
	Rico Auto Industries Ltd.	17,077	10,035
	RITES Ltd.	3,242	11,990
*	RSWM Ltd.	3,545	22,985
	Sagar Cements Ltd.	2,868	9,235
	Sangam India Ltd.	2,891	14,451
	Sanofi India Ltd.	784	79,715
	Sarda Energy & Minerals Ltd.	781	8,690
	Saregama India Ltd.	405	25,583
	Sasken Technologies Ltd.	718	9,903
	Savita Oil Technologies Ltd.	1,122	17,925
*	SBI Cards & Payment Services Ltd.	5,358	63,549
Ω	SBI Life Insurance Co. Ltd.	13,976	233,010
	Schaeffler India Ltd.	456	54,952
*	Schneider Electric Infrastructure Ltd.	14,360	20,123

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SEAMEC Ltd.	517	$7,483
	Sequent Scientific Ltd.	5,527	12,113
Ω	SH Kelkar & Co. Ltd.	9,642	20,865
*	Sheela Foam Ltd.	836	36,602
	Shilpa Medicare Ltd.	1,637	11,165
	Shipping Corp. of India Ltd.	22,758	37,683
	Shree Cement Ltd.	374	122,148
*	Shree Renuka Sugars Ltd.	94,954	41,966
	Shriram City Union Finance Ltd.	1,696	40,559
	Shriram Transport Finance Co. Ltd.	15,212	253,402
	Siemens Ltd.	1,389	43,509
*	SIS Ltd.	4,322	29,163
	SKF India Ltd.	1,836	89,734
*	Snowman Logistics Ltd.	20,043	10,754
	Sobha Ltd.	3,986	46,306
	Solar Industries India Ltd.	1,293	40,553
	Solara Active Pharma Sciences Ltd.	1,423	17,973
	Somany Ceramics Ltd.	1,639	19,471
	Somany Home Innovation Ltd.	1,846	9,443
	Sonata Software Ltd.	6,473	71,038
*	South Indian Bank Ltd.	178,120	21,645
*	Spandana Sphoorty Financial Ltd.	1,844	8,424
*	SpiceJet Ltd.	28,698	23,577
	SRF Ltd.	12,499	403,649
*	Star Cement Ltd.	8,092	10,401
	State Bank of India, GDR	5,684	409,248
	Steel Authority of India Ltd.	156,687	209,281
	Sterlite Technologies Ltd.	14,617	40,206
	Strides Pharma Science Ltd.	9,823	52,301
	Subex Ltd.	65,054	41,625
	Sudarshan Chemical Industries	2,934	22,625
	Sun Pharmaceutical Industries, Ltd.	38,782	433,437
	Sun TV Network Ltd.	10,423	69,966
	Sundaram Finance Ltd.	2,851	86,336
	Sundaram-Clayton Ltd.	665	33,809
	Sundram Fasteners Ltd.	7,350	84,243
	Sunteck Realty Ltd.	8,184	56,200
	Suprajit Engineering Ltd.	5,297	28,944
	Supreme Industries Ltd.	5,697	160,086
	Supreme Petrochem Ltd.	3,548	33,454
	Surya Roshni Ltd.	1,460	9,339
	Sutlej Textiles & Industries Ltd.	10,109	13,220
	Suven Pharmaceuticals Ltd.	5,619	40,458
*	Suzlon Energy Ltd.	473,304	76,734
	Swaraj Engines Ltd.	519	9,874
	Symphony Ltd.	828	11,178
*Ω	Syngene International Ltd.	14,334	109,927
	Tamil Nadu Newsprint & Papers Ltd.	5,216	8,255
	Tanla Platforms Ltd.	3,121	73,689
	Tata Chemicals Ltd.	22,400	282,834
	Tata Coffee Ltd.	12,417	36,386
	Tata Communications Ltd.	4,243	73,495
	Tata Consultancy Services Ltd.	32,339	1,632,249
	Tata Consumer Products Ltd.	23,243	227,483
	Tata Elxsi Ltd.	1,304	133,601
*	Tata Motors Ltd., Sponsored ADR	27,154	916,719
	Tata Power Co. Ltd.	124,744	415,431
	Tata Steel Long Products Ltd.	1,469	14,884
	Tata Steel Ltd.	70,326	1,036,468

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TCI Express Ltd.	1,237	$32,546
	TD Power Systems Ltd.	528	3,052
	Tech Mahindra Ltd.	28,152	563,463
	Techno Electric & Engineering Co. Ltd.	3,655	12,244
	Texmaco Rail & Engineering Ltd.	25,519	14,381
	Thermax Ltd.	3,212	89,036
	Thirumalai Chemicals Ltd.	9,587	34,109
	Time Technoplast Ltd.	21,750	24,793
	Timken India Ltd.	1,566	40,634
	Tinplate Co. of India Ltd.	5,334	26,591
	Titan Co. Ltd.	10,523	334,799
	Torrent Pharmaceuticals Ltd.	3,562	127,544
	Torrent Power Ltd.	16,198	118,591
	Tourism Finance Corp. of India Ltd.	11,644	11,384
	Transport Corp. of India Ltd.	6,180	58,314
	Trent Ltd.	4,583	63,575
	Trident Ltd.	154,335	128,161
	Triveni Engineering & Industries Ltd.	6,075	21,818
	Triveni Turbine Ltd.	5,786	15,793
	TTK Prestige Ltd.	3,880	50,159
	Tube Investments of India Ltd.	1,730	39,460
	TV Today Network Ltd.	2,684	14,264
*	TV18 Broadcast Ltd.	75,007	59,646
	TVS Motor Co. Ltd.	19,961	163,549
	TVS Srichakra Ltd.	509	13,775
	Uflex Ltd.	5,183	35,492
*Ω	Ujjivan Small Finance Bank, Ltd.	78,549	20,448
	UltraTech Cement Ltd.	4,589	446,097
	Unichem Laboratories Ltd.	3,650	13,177
*	Union Bank of India Ltd.	54,439	34,888
	United Breweries Ltd.	2,293	49,963
*	United Spirits Ltd.	17,438	203,322
	UPL Ltd.	47,116	495,926
*	Usha Martin Ltd.	10,054	11,651
*	VA Tech Wabag Ltd.	4,953	21,043
	Vaibhav Global Ltd.	4,389	27,226
	Vakrangee Ltd.	36,774	19,496
*Ω	Valiant Organics Ltd.	1,037	15,551
	Vardhman Textiles Ltd.	3,022	98,238
	Varun Beverages Ltd.	10,024	122,155
	Vedanta Ltd.	127,487	556,283
	Venky's India Ltd.	884	30,590
	Vesuvius India Ltd.	800	11,697
	V-Guard Industries Ltd.	12,018	34,880
	Vimta Labs Ltd.	2,204	11,297
	Vinati Organics Ltd.	1,329	35,219
	Visaka Industries Ltd.	855	7,180
*	Vodafone Idea Ltd.	1,022,641	148,537
	Voltamp Transformers Ltd.	390	10,961
	Voltas Ltd.	11,089	176,452
	VRL Logistics Ltd.	3,944	23,586
	VST Industries Ltd.	266	11,358
	Welspun Corp. Ltd.	14,296	35,731
	Welspun Enterprises Ltd.	9,343	12,585
	Welspun India Ltd.	30,832	59,001
	West Coast Paper Mills Ltd.	5,049	16,408
*	Westlife Development Ltd.	3,434	23,084
	Wipro Ltd.	50,117	387,217
*	Wockhardt Ltd.	5,030	26,603

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	145,470	$568,778
*	Zee Media Corp. Ltd.	52,264	10,539
	Zensar Technologies Ltd.	14,569	82,106
	Zydus Wellness Ltd.	1,210	28,483
TOTAL INDIA			71,092,126
INDONESIA — (2.5%)
	Ace Hardware Indonesia Tbk PT	768,700	66,196
	Adaro Energy Tbk PT	1,598,500	250,296
*	Adhi Karya Persero Tbk PT	281,900	16,338
*	Adi Sarana Armada Tbk PT	161,800	31,152
	AKR Corporindo Tbk PT	738,500	37,642
*	Alam Sutera Realty Tbk PT	1,169,000	11,982
	Aneka Tambang Tbk	599,600	74,805
	Ashmore Asset Management Indonesia Tbk PT	149,400	18,189
	Astra Agro Lestari Tbk PT	74,600	51,473
	Astra International Tbk PT	879,300	336,532
	Astra Otoparts Tbk PT	250,300	17,940
	Bank BTPN Syariah Tbk PT	164,600	40,056
*	Bank Bukopin Tbk PT	718,077	13,954
*	Bank Capital Indonesia Tbk PT	1,042,800	15,583
	Bank Central Asia Tbk PT	2,066,400	1,099,112
*	Bank Jago Tbk PT	65,400	74,769
	Bank Mandiri Persero Tbk PT	803,600	421,093
	Bank Maybank Indonesia Tbk PT	1,456,300	31,009
	Bank Negara Indonesia Persero Tbk PT	259,900	133,392
*	Bank Pan Indonesia Tbk PT	777,300	40,344
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	291,000	26,728
	Bank Pembangunan Daerah Jawa Timur Tbk PT	407,200	21,147
	Bank Rakyat Indonesia Persero Tbk PT	2,285,900	650,648
*	Bank Syariah Indonesia Tbk PT	430,500	46,307
*	Bank Tabungan Negara Persero Tbk PT	569,800	67,382
	Barito Pacific Tbk PT	1,454,600	90,379
	BFI Finance Indonesia Tbk PT	784,200	71,416
	Blue Bird Tbk PT	206,500	20,572
*	Buana Lintas Lautan Tbk PT	1,199,600	12,184
	Bukit Asam Tbk PT	366,100	72,904
*	Bumi Serpong Damai Tbk PT	726,800	46,121
*	Capital Financial Indonesia Tbk PT	529,200	20,095
*	Centratama Telekomunikasi Indonesia Tbk PT	1,022,300	14,686
	Charoen Pokphand Indonesia Tbk PT	439,100	192,942
Ω	Cikarang Listrindo Tbk PT	286,600	12,473
	Ciputra Development Tbk PT	1,050,800	64,215
*	Delta Dunia Makmur Tbk PT	1,042,800	18,323
	Dharma Satya Nusantara Tbk PT	583,500	24,374
*	Elang Mahkota Teknologi Tbk PT	1,165,700	146,164
	Elnusa Tbk PT	655,800	12,640
	Erajaya Swasembada Tbk PT	869,500	33,485
*	FKS Food Sejahtera Tbk PT	1,075,200	13,084
	Garudafood Putra Putri Jaya Tbk PT	681,900	23,718
	Gudang Garam Tbk PT	41,600	88,783
	Harum Energy Tbk PT	39,000	28,982
	Impack Pratama Industri Tbk PT	134,300	25,323
	Indah Kiat Pulp & Paper Tbk PT	240,200	127,740
*	Indika Energy Tbk PT	267,200	38,938
	Indo Tambangraya Megah Tbk PT	52,700	79,423
	Indocement Tunggal Prakarsa Tbk PT	84,200	64,503
	Indofood CBP Sukses Makmur Tbk PT	196,500	119,462
	Indofood Sukses Makmur Tbk PT	404,600	178,428

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indomobil Sukses Internasional Tbk PT	208,900	$10,729
	Indosat Tbk PT	99,800	39,867
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	794,800	51,485
	Integra Indocabinet Tbk PT	420,400	22,845
	Japfa Comfeed Indonesia Tbk PT	538,700	62,668
*	Jasa Marga Persero Tbk PT	208,900	47,909
	Kalbe Farma Tbk PT	1,825,500	208,546
*	Kapuas Prima Coal Tbk PT	2,482,800	15,560
*	Krakatau Steel Persero Tbk PT	700,100	17,406
	Link Net Tbk PT	126,900	39,012
*	Lippo Karawaci Tbk PT	3,466,400	31,874
*	Map Aktif Adiperkasa PT	81,600	13,526
	Matahari Department Store Tbk PT	124,600	32,938
	Mayora Indah Tbk PT	327,100	42,648
*	Medco Energi Internasional Tbk PT	1,281,500	49,871
	Media Nusantara Citra Tbk PT	945,400	56,111
	Medikaloka Hermina Tbk PT	446,200	34,016
*	Merdeka Copper Gold Tbk PT	367,400	93,923
*	Metro Healthcare Indonesia Tbk PT	625,800	23,088
	Metrodata Electronics Tbk PT	674,500	31,688
*	Mitra Adiperkasa Tbk PT	1,059,300	57,699
	Mitra Keluarga Karyasehat Tbk PT	199,200	34,999
	Mitra Pinasthika Mustika Tbk PT	391,100	27,093
*	MNC Land Tbk PT	2,196,300	13,905
	MNC Studios International Tbk PT	328,200	75,266
*	MNC Vision Networks Tbk PT	1,081,900	10,144
*	Multipolar Tbk PT	970,400	14,261
	Pabrik Kertas Tjiwi Kimia Tbk PT	171,100	83,950
*	Pacific Strategic Financial Tbk PT	512,800	37,623
*	Pakuwon Jati Tbk PT	1,603,200	48,190
*	Panin Financial Tbk PT	929,200	11,172
*	Perusahaan Gas Negara Tbk PT	705,300	68,266
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	480,000	42,210
*	PP Persero Tbk PT	476,600	31,140
	Puradelta Lestari Tbk PT	1,689,800	21,987
*	Ramayana Lestari Sentosa Tbk PT	393,000	17,675
	Salim Ivomas Pratama Tbk PT	483,600	15,361
	Samudera Indonesia Tbk PT	317,600	20,556
	Sarana Menara Nusantara Tbk PT	1,369,500	97,882
	Sariguna Primatirta Tbk PT	407,000	11,996
	Sawit Sumbermas Sarana Tbk PT	712,500	49,934
*	Semen Baturaja Persero Tbk PT	422,800	16,218
	Semen Indonesia Persero Tbk PT	255,800	120,475
	Siloam International Hospitals Tbk PT	50,400	29,008
*	Smartfren Telecom Tbk PT	9,546,300	53,929
	Steel Pipe Industry of Indonesia PT	657,200	16,568
	Sumber Alfaria Trijaya Tbk PT	674,200	54,742
*	Summarecon Agung Tbk PT	965,300	45,899
*	Surya Citra Media Tbk PT	2,244,900	45,763
*	Surya Esa Perkasa Tbk PT	953,800	39,581
	Telkom Indonesia Persero Tbk PT	1,363,400	399,306
*	Timah Tbk PT	358,300	34,658
	Tower Bersama Infrastructure Tbk PT	674,600	135,858
*	Transcoal Pacific Tbk PT	43,100	30,861
	Unilever Indonesia Tbk PT	325,500	91,547
	United Tractors Tbk PT	161,100	260,473
	Vale Indonesia Tbk PT	152,500	50,447
*	Waskita Beton Precast Tbk PT	1,218,000	8,045
*	Waskita Karya Persero Tbk PT	1,331,100	54,403

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Beton Tbk PT	618,300	$9,654
*	Wijaya Karya Persero Tbk PT	491,100	35,627
	XL Axiata Tbk PT	360,200	83,628
TOTAL INDONESIA			8,569,135
MALAYSIA — (2.0%)
	Aeon Co. M Bhd	43,600	14,653
	AEON Credit Service M Bhd	6,600	23,148
	AFFIN Bank Bhd	26,200	11,181
	Alliance Bank Malaysia Bhd	85,000	67,295
*	AMMB Holdings Bhd	97,100	75,629
*	Ancom BHD	32,800	26,433
	Astro Malaysia Holdings Bhd	86,200	19,790
	Axiata Group Bhd	112,400	99,859
*	Berjaya Corp. Bhd	359,400	20,750
	Berjaya Sports Toto Bhd	48,300	21,958
*	Bermaz Auto Bhd	27,900	10,985
	BIMB Holdings Bhd	46,300	34,866
*	Boustead Holdings Bhd	159,400	20,610
	Boustead Plantations Bhd	118,800	20,485
	British American Tobacco Malaysia Bhd	8,300	24,347
*	Bumi Armada Bhd	449,900	59,755
	Bursa Malaysia Bhd	79,000	118,259
	Cahya Mata Sarawak Bhd	96,900	28,615
	Carlsberg Brewery Malaysia Bhd, Class B	8,800	42,504
	CIMB Group Holdings Bhd	170,200	212,017
	D&O Green Technologies Bhd	33,400	39,382
	Dayang Enterprise Holdings Bhd	49,100	10,784
	Dialog Group Bhd	160,900	98,722
	DiGi.Com Bhd	81,000	73,642
	DRB-Hicom Bhd	82,800	28,975
	Dufu Technology Corp. Bhd	29,500	26,226
	Duopharma Biotech Bhd	26,400	9,347
	Eco World Development Group Bhd	107,000	23,702
*	Ekovest BHD	224,500	22,314
	FGV Holdings Bhd	33,800	12,359
	Fraser & Neave Holdings Bhd	5,400	31,925
	Frontken Corp. Bhd	74,900	57,827
*	Gamuda Bhd	78,300	51,899
	Genting Bhd	110,400	115,631
	Genting Malaysia Bhd	122,300	80,075
	Genting Plantations Bhd	6,400	9,869
	Globetronics Technology Bhd	52,400	18,501
*	Greatech Technology Bhd	24,900	31,375
	Guan Chong Bhd	30,800	19,736
	HAP Seng Consolidated Bhd	25,300	45,956
	Hartalega Holdings Bhd	147,200	206,667
	Heineken Malaysia Bhd	10,500	51,432
	Hengyuan Refining Co. Bhd	15,400	15,029
	Hiap Teck Venture Bhd	89,500	10,554
	Hibiscus Petroleum Bhd	226,600	55,204
	Hong Leong Bank Bhd	21,000	97,507
	Hong Leong Capital Bhd	10,700	18,304
	Hong Leong Financial Group Bhd	6,100	26,621
*	Hong Seng Consolidated Bhd	65,300	43,131
	IHH Healthcare Bhd	56,800	87,527
	IJM Corp. Bhd	107,900	36,724
	Inari Amertron Bhd	177,500	141,826
	Insas Bhd	76,400	16,350

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IOI Corp. Bhd	92,500	$84,090
	IOI Properties Group Bhd	72,900	17,787
*	JAKS Resources Bhd	248,000	23,218
	Kelington Group Bhd	54,300	19,434
	Kenanga Investment Bank Bhd	37,800	10,589
*	KNM Group Bhd	396,300	12,792
	Kobay Technology BHD	16,000	17,547
	Kossan Rubber Industries	212,400	91,414
	KPJ Healthcare Bhd	93,400	23,209
*	Kronologi Asia Bhd	145,500	20,016
	Kuala Lumpur Kepong Bhd	14,600	75,285
	LBS Bina Group Bhd	84,900	9,543
*	Lion Industries Corp. Bhd	130,000	18,178
Ω	Lotte Chemical Titan Holding Bhd	77,000	41,122
	Magnum Bhd	42,700	19,239
	Mah Sing Group Bhd	68,000	10,983
	Malakoff Corp. Bhd	110,000	19,269
	Malayan Banking Bhd	124,300	245,761
	Malayan Flour Mills Bhd	89,300	13,155
*	Malaysia Airports Holdings Bhd	61,900	84,516
	Malaysia Building Society Bhd	165,600	22,639
	Malaysia Smelting Corp. Bhd	31,800	26,491
	Malaysian Pacific Industries Bhd	4,400	41,953
	Malaysian Resources Corp. Bhd	268,600	21,906
	Matrix Concepts Holdings Bhd	40,100	21,453
	Maxis Bhd	58,000	58,638
	MBM Resources BHD	15,600	11,468
	Mega First Corp. Bhd	58,500	49,357
	MISC Bhd	36,900	61,589
*	Muhibbah Engineering M Bhd	46,100	6,128
	My EG Services Bhd	210,200	49,021
	Nestle Malaysia Bhd	2,300	72,676
	PA Resources Bhd	116,900	10,831
	Padini Holdings Bhd	1,500	1,031
	Perak Transit Bhd	128,600	18,830
	Petronas Chemicals Group Bhd	129,400	275,088
	Petronas Dagangan Bhd	11,600	53,866
	Petronas Gas Bhd	16,300	66,230
	PPB Group Bhd	17,300	65,700
	Press Metal Aluminium Holdings Bhd	169,200	249,572
	Public Bank Bhd	470,500	473,936
	QL Resources Bhd	31,400	37,239
*	Revenue Group Bhd	57,700	21,176
	RHB Bank Bhd	82,200	109,408
	Sam Engineering & Equipment M Bhd	4,000	20,749
	Sarawak Oil Palms Bhd	14,900	13,390
	SCGM Bhd	33,600	16,740
	Scientex Bhd	38,200	41,898
	Sime Darby Bhd	189,000	97,131
	Sime Darby Plantation Bhd	93,200	78,759
	Sime Darby Property Bhd	180,500	25,021
	SKP Resources Bhd	122,200	44,921
*	SP Setia Bhd Group	253,200	74,613
	Sunway Bhd	111,900	45,736
	Syarikat Takaful Malaysia Keluarga Bhd	37,000	32,246
	Ta Ann Holdings Bhd	29,200	24,978
	TASCO Bhd	49,700	13,917
	Telekom Malaysia Bhd	66,100	80,098
	Tenaga Nasional Bhd	82,900	181,855

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Thong Guan Industries Bhd	32,000	$20,379
	TIME dotCom Bhd	46,700	47,617
	Top Glove Corp. Bhd	448,300	228,467
	TSH Resources Bhd	104,000	27,869
	Uchi Technologies Bhd	17,100	12,230
*	UEM Sunrise Bhd	81,300	6,061
	UMW Holdings Bhd	44,000	30,805
	Unisem M Bhd	39,400	29,580
	United Plantations Bhd	6,300	21,114
	UWC BHD	26,300	29,670
	ViTrox Corp. Bhd	7,400	14,492
	VS Industry Bhd	280,600	80,920
*	WCT Holdings Bhd	117,700	14,390
	Westports Holdings Bhd	28,200	25,855
	Yinson Holdings Bhd	71,600	94,273
	YTL Corp. Bhd	308,600	40,956
	YTL Power International Bhd	88,400	13,219
TOTAL MALAYSIA			6,781,584
MEXICO — (2.4%)
	Alpek SAB de CV	68,003	81,493
*	Alsea SAB de CV	61,190	125,596
	America Movil SAB de CV, Sponsored ADR, Class L	69,101	1,303,245
	Arca Continental SAB de CV	22,020	129,955
#*	Axtel SAB de CV	59,792	9,826
Ω	Banco del Bajio SA	62,377	134,443
	Becle SAB de CV	9,625	23,353
	Bolsa Mexicana de Valores SAB de CV	37,611	64,253
*	Cemex SAB de CV, Sponsored ADR	77,530	474,484
	Coca-Cola Femsa SAB de CV	23,127	121,969
	Corp. Inmobiliaria Vesta SAB de CV	58,988	111,982
*	Credito Real SAB de CV Sofom ER	26,610	7,108
#	El Puerto de Liverpool SAB de CV, Class C1	13,132	60,376
	Fomento Economico Mexicano SAB de CV	59,119	445,169
	GCC SAB de CV	13,071	91,468
	Genomma Lab Internacional SAB de CV, Class B	65,605	65,198
*	Gentera SAB de CV	125,527	90,001
	Gruma SAB de CV, Class B	15,576	203,701
	Grupo Aeroportuario del Centro Norte SAB de CV	20,937	140,768
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,700	233,563
	Grupo Aeroportuario del Sureste SAB de CV, ADR	846	171,873
	Grupo Bimbo SAB de CV, Class A	72,654	227,739
	Grupo Carso SAB de CV	28,234	78,975
	Grupo Comercial Chedraui SA de CV	20,400	41,358
	Grupo Elektra SAB de CV	1,255	82,134
	Grupo Financiero Banorte SAB de CV, Class O	98,079	620,387
*	Grupo Financiero Inbursa SAB de CV, Class O	118,197	171,382
	Grupo Herdez SAB de CV	8,232	13,481
	Grupo Mexico SAB de CV, Class B	163,679	703,896
	Grupo Rotoplas SAB de CV	7,826	10,077
	Grupo Televisa SAB, Sponsored ADR	45,566	466,140
	Industrias Bachoco SAB de CV, Class B	17,031	58,669
	Industrias Penoles SAB de CV	11,931	128,142
	Kimberly-Clark de Mexico SAB de CV, Class A	85,414	123,185
	La Comer SAB de CV	30,976	50,981
	Megacable Holdings SAB de CV	69,829	225,045
*Ω	Nemak SAB de CV	388,005	100,820
	Orbia Advance Corp. SAB de CV	91,497	214,327
	Promotora y Operadora de Infraestructura SAB de CV	23,060	168,937

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Qualitas Controladora SAB de CV	13,721	$74,159
	Telesites SAB de CV	75,450	80,029
*	Unifin Financiera SAB de CV	44,147	61,058
*	Vista Oil & Gas SAB de CV, ADR	8,521	53,427
	Wal-Mart de Mexico SAB de CV	159,611	541,399
TOTAL MEXICO			8,385,571
PERU — (0.1%)
	Credicorp Ltd.	1,702	243,760
PHILIPPINES — (1.1%)
	8990 Holdings, Inc.	27,200	5,896
	Aboitiz Equity Ventures, Inc.	51,050	63,014
	Aboitiz Power Corp.	109,100	75,751
	AC Energy Corp.	226,100	42,479
	AllHome Corp.	108,400	18,136
	Alliance Global Group, Inc.	312,300	78,469
*	Atlas Consolidated Mining & Development Corp.	105,400	12,480
	Ayala Corp.	4,410	75,412
	Ayala Land, Inc.	309,800	218,749
*	AyalaLand Logistics Holdings Corp.	199,500	23,244
	Bank of the Philippine Islands	97,540	187,674
	BDO Unibank, Inc.	110,040	292,465
*	Bloomberry Resorts Corp.	337,400	41,558
*	Cebu Air, Inc.	26,100	23,127
	Century Pacific Food, Inc.	121,200	67,517
	Cosco Capital, Inc.	194,100	19,928
	D&L Industries, Inc.	226,000	37,740
	DMCI Holdings, Inc.	625,800	104,589
	Emperador, Inc.	69,000	32,079
	Filinvest Land, Inc.	820,000	17,523
	First Gen Corp.	64,400	35,462
	First Philippine Holdings Corp.	7,400	10,145
	Ginebra San Miguel, Inc.	4,700	10,692
	Globe Telecom, Inc.	1,245	75,940
	GT Capital Holdings, Inc.	7,560	84,779
*	Integrated Micro-Electronics, Inc.	101,500	20,783
	International Container Terminal Services, Inc.	28,740	113,054
	JG Summit Holdings, Inc.	76,300	93,360
	Jollibee Foods Corp.	19,730	92,925
	LT Group, Inc.	252,500	49,646
*	MacroAsia Corp.	129,600	13,754
	Manila Electric Co.	7,180	47,277
	Megaworld Corp.	1,319,000	80,380
	Metro Pacific Investments Corp.	1,222,000	92,657
	Metropolitan Bank & Trust Co.	156,750	181,576
	Nickel Asia Corp.	539,600	62,772
*	Petron Corp.	252,000	16,124
*	Philippine National Bank	25,400	10,230
*	Pilipinas Shell Petroleum Corp.	26,500	9,907
	PLDT, Inc.	4,930	177,349
	Puregold Price Club, Inc.	86,400	62,913
	Robinsons Land Corp.	184,200	66,307
	Robinsons Retail Holdings, Inc.	26,540	29,378
	San Miguel Corp.	21,240	46,987
	San Miguel Food & Beverage, Inc.	16,010	21,971
	Security Bank Corp.	39,130	82,588
	Semirara Mining & Power Corp.	82,000	40,369
	SM Investments Corp.	7,040	131,235

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	282,000	$195,016
	Union Bank of the Philippines	10,170	20,092
	Universal Robina Corp.	67,300	167,995
	Wilcon Depot, Inc.	103,000	60,615
TOTAL PHILIPPINES			3,642,108
POLAND — (1.3%)
*	11 bit studios SA	100	13,629
*	Alior Bank SA	6,544	90,441
*Ω	Allegro.eu SA	4,077	37,787
	Amica SA	386	10,232
*	AmRest Holdings SE	7,758	47,881
	ASBISc Enterprises PLC	3,706	15,415
	Asseco Poland SA	5,391	108,475
	Asseco South Eastern Europe SA	188	2,196
	Astarta Holding NV	1,026	8,525
	Auto Partner SA	6,293	24,391
	Bank Handlowy w Warszawie SA	3,318	51,361
*	Bank Millennium SA	47,488	95,992
*	Bank Ochrony Srodowiska SA	4,752	10,203
	Bank Polska Kasa Opieki SA	10,773	358,971
*	Benefit Systems SA	55	8,239
	Budimex SA	1,289	73,197
*	CCC SA	2,212	41,870
	CD Projekt SA	4,016	178,292
	Celon Pharma SA	1,503	10,692
*	CI Games SA	33,347	14,624
	Ciech SA	3,595	37,203
	Cognor Holding SA	21,056	22,492
	ComArch SA	203	9,012
	Cyfrowy Polsat SA	12,847	99,243
	Develia SA	32,954	27,260
*Ω	Dino Polska SA	2,322	178,888
	Dom Development SA	590	16,631
*	Enea SA	20,055	37,773
	Eurocash SA	10,227	25,874
*	Famur SA	38,633	25,656
*	Grupa Azoty SA	4,137	36,000
	Grupa Kety SA	908	135,321
*	Grupa Lotos SA	13,939	187,296
	ING Bank Slaski SA	552	36,639
	Inter Cars SA	624	68,945
*	Jastrzebska Spolka Weglowa SA	9,139	89,340
	Kernel Holding SA	6,999	89,517
	KGHM Polska Miedz SA	14,347	494,902
	KRUK SA	1,541	124,140
	LiveChat Software SA	1,004	26,735
	LPP SA	41	160,369
*	mBank SA	830	95,056
	Neuca SA	146	26,463
*	Orange Polska SA	54,330	105,195
*	PGE Polska Grupa Energetyczna SA	70,445	132,706
	PlayWay SA	109	10,130
*	Polimex-Mostostal SA	11,462	10,418
	Polski Koncern Naftowy Orlen SA	21,257	371,518
	Polskie Gornictwo Naftowe i Gazownictwo SA	73,045	95,389
*	Powszechna Kasa Oszczednosci Bank Polski SA	15,450	180,863
	Powszechny Zaklad Ubezpieczen SA	23,231	206,841
	Santander Bank Polska SA	806	69,253

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	80,880	$47,866
	Tim SA	1,511	14,252
	Warsaw Stock Exchange	2,361	23,454
	Wirtualna Polska Holding SA	603	19,799
Ω	X-Trade Brokers Dom Maklerski SA	3,037	12,348
TOTAL POLAND			4,553,200
QATAR — (1.1%)
	Aamal Co.	269,509	81,062
	Al Khaleej Takaful Group QSC	11,319	11,406
	Al Meera Consumer Goods Co. QSC	7,560	40,649
	Alijarah Holding Co. QPSC	53,449	13,560
	Baladna	115,066	47,442
	Barwa Real Estate Co.	119,551	110,374
	Commercial Bank PSQC	69,793	137,442
	Doha Bank QPSC	195,736	157,546
*	Gulf International Services QSC	149,285	73,764
	Gulf Warehousing Co.	26,525	33,529
	Industries Qatar QSC	26,256	121,366
*	Investment Holding Group	70,287	24,916
	Mannai Corp. QSC	20,318	51,378
	Masraf Al Rayan QSC	112,049	150,979
	Mazaya Real Estate Development QPSC	75,971	19,235
	Medicare Group	6,367	14,913
	Mesaieed Petrochemical Holding Co.	155,013	103,871
	Ooredoo QPSC	76,494	152,720
	Qatar Electricity & Water Co. QSC	28,717	140,919
*	Qatar First Bank	45,808	22,608
	Qatar Fuel QSC	11,847	61,832
	Qatar Gas Transport Co. Ltd.	211,942	210,309
*	Qatar Insurance Co. SAQ	79,549	57,223
	Qatar International Islamic Bank QSC	35,856	98,440
	Qatar Islamic Bank SAQ	53,224	286,368
	Qatar National Bank QPSC	158,772	954,004
	Qatar National Cement Co. QSC	40,030	61,485
	Qatar Navigation QSC	87,710	210,652
*	Salam International Investment Ltd. QSC	153,746	36,689
	United Development Co. QSC	178,604	81,733
	Vodafone Qatar QSC	199,386	96,662
	Widam Food Co.	16,793	16,290
TOTAL QATAR			3,681,366
RUSSIA — (1.7%)
	Etalon Group PLC, GDR	13,659	16,527
	Gazprom PJSC, Sponsored ADR	146,620	1,268,263
	Globaltrans Investment PLC, GDR	3,781	26,354
	Lukoil PJSC, Sponsored ADR	14,097	1,252,800
	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	33,114
	MMC Norilsk Nickel PJSC, ADR	12,635	357,571
	Mobile TeleSystems PJSC, Sponsored ADR	18,324	139,995
	Novatek PJSC, GDR	828	173,797
	Novolipetsk Steel PJSC, GDR	4,909	135,390
	PhosAgro PJSC, GDR	4,601	92,480
	Polyus PJSC, GDR	1,516	118,248
	QIWI PLC, Sponsored ADR	2,202	16,449
	Ros Agro PLC, GDR	909	12,290
	Rosneft Oil Co. PJSC, GDR	23,037	170,704
	Rostelecom PJSC, Sponsored ADR	1,387	7,753

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	RusHydro PJSC, ADR	12,112	$10,998
	Sberbank of Russia PJSC, Sponsored ADR	96,975	1,350,377
	Severstal PAO, GDR	4,377	85,220
	Tatneft PJSC, Sponsored ADR	7,288	279,713
*	VK Co. Ltd., GDR	4,108	32,782
	VTB Bank PJSC, GDR	49,902	56,289
	X5 Retail Group NV, GDR	3,692	82,849
TOTAL RUSSIA			5,719,963
SAUDI ARABIA — (4.4%)
	Abdullah Al Othaim Markets Co.	3,322	93,664
	Advanced Petrochemical Co.	7,492	150,311
	Al Babtain Power & Telecommunication Co.	3,832	34,571
	Al Hammadi Co. for Development & Investment	4,061	45,614
	Al Jouf Agricultural Development Co.	1,276	21,275
*	Al Jouf Cement Co.	7,644	22,625
	Al Moammar Information Systems Co.	1,334	57,314
	Al Rajhi Bank	42,011	1,668,365
*	Al Rajhi Co. for Co-operative Insurance	2,164	48,398
	Al Yamamah Steel Industries Co.	2,070	25,083
*	AlAbdullatif Industrial Investment Co.	2,917	23,358
	Alandalus Property Co.	4,628	23,715
	Alaseel Co.	1,653	23,109
	Aldrees Petroleum & Transport Services Co.	4,621	96,552
	Alinma Bank	49,698	398,460
*	AlJazira Takaful Ta'awuni Co.	3,722	20,835
*	Allianz Saudi Fransi Cooperative Insurance Co.	3,169	22,014
	Almarai Co. JSC	13,402	175,906
	Alujain Holding	3,142	52,244
	Arab National Bank	29,726	219,987
	Arabian Cement Co.	6,151	66,809
	Arabian Centres Co. Ltd.	7,294	44,754
*	Arabian Shield Cooperative Insurance Co.	3,276	20,476
	Arriyadh Development Co.	8,699	62,947
*	Aseer Trading Tourism & Manufacturing Co.	6,939	41,012
	Astra Industrial Group	4,908	56,265
	Ataa Educational Co.	1,383	23,855
*	AXA Cooperative Insurance Co.	1,985	18,199
*	Bank AlBilad	22,563	335,383
	Bank Al-Jazira	25,399	157,712
	Banque Saudi Fransi	20,753	291,063
	Bawan Co.	2,336	23,002
	Bupa Arabia for Cooperative Insurance Co.	4,388	174,248
	City Cement Co.	10,023	62,947
	Co. for Cooperative Insurance	4,675	97,384
	Dallah Healthcare Co.	2,626	61,159
*	Dar Al Arkan Real Estate Development Co.	44,144	121,632
	Dr Sulaiman Al Habib Medical Services Group Co.	2,174	96,048
*	Dur Hospitality Co.	5,586	49,654
	Eastern Province Cement Co.	5,706	69,123
*	Emaar Economic City	25,061	86,523
	Etihad Etisalat Co.	40,313	350,818
*	Fawaz Abdulaziz Al Hokair & Co.	7,441	32,843
	Hail Cement Co.	6,302	23,637
	Halwani Brothers Co.	1,532	38,674
	Herfy Food Services Co.	2,784	47,717
	Jarir Marketing Co.	3,653	196,578
*	Jazan Energy & Development Co.	4,153	23,083
*	L'Azurde Co. for Jewelry	3,842	22,080

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Leejam Sports Co. JSC	1,928	$61,230
	Maharah Human Resources Co.	1,451	31,155
*	Methanol Chemicals Co.	4,860	50,288
*	Middle East Healthcare Co.	4,929	45,629
*	Middle East Paper Co.	3,396	46,856
*	Mobile Telecommunications Co. Saudi Arabia	51,826	185,656
	Mouwasat Medical Services Co.	3,020	159,651
	Najran Cement Co.	9,858	49,362
*	National Agriculture Development Co.	5,149	45,467
	National Co. for Glass Industries	1,956	24,415
	National Gas & Industrialization Co.	3,687	53,258
*	National Industrialization Co.	22,256	135,822
	National Medical Care Co.	2,206	40,089
	Northern Region Cement Co.	9,179	33,989
	Qassim Cement Co.	4,595	97,977
*	Rabigh Refining & Petrochemical Co.	17,478	114,065
	Riyad Bank	63,970	581,579
	SABIC Agri-Nutrients Co.	9,283	420,869
	Sahara International Petrochemical Co.	34,541	399,552
*	Saudi Arabian Mining Co.	17,611	434,018
	Saudi Automotive Services Co.	4,039	42,217
	Saudi Basic Industries Corp.	33,616	1,125,246
	Saudi British Bank	27,344	293,676
	Saudi Cement Co.	8,282	124,039
	Saudi Ceramic Co.	3,860	57,600
	Saudi Chemical Co. Holding	5,083	47,388
	Saudi Co. For Hardware CJSC	1,756	25,075
	Saudi Electricity Co.	27,602	194,089
*	Saudi Ground Services Co.	5,887	53,456
	Saudi Industrial Investment Group	19,080	174,479
	Saudi Industrial Services Co.	5,512	49,579
	Saudi Investment Bank	23,053	138,665
*	Saudi Kayan Petrochemical Co.	80,771	426,073
*	Saudi Marketing Co.	1,587	13,239
	Saudi National Bank	59,443	1,172,004
*	Saudi Paper Manufacturing Co.	1,557	20,914
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,017	43,806
*	Saudi Public Transport Co.	4,124	26,429
*	Saudi Re for Cooperative Reinsurance Co.	5,103	25,324
*	Saudi Real Estate Co.	9,871	55,920
*	Saudi Research & Media Group	2,395	154,274
	Saudi Telecom Co.	31,012	975,670
	Saudia Dairy & Foodstuff Co.	1,555	67,706
	Savola Group	20,750	189,158
*	Seera Group Holding	16,629	87,517
	Southern Province Cement Co.	5,529	103,160
*	Tabuk Cement Co.	6,657	32,052
	Umm Al-Qura Cement Co.	3,449	23,314
	United Electronics Co.	2,888	107,790
	United International Transportation Co.	4,022	54,023
*	Walaa Cooperative Insurance Co.	2,047	10,835
*	Yamama Cement Co.	11,500	83,033
	Yanbu Cement Co.	6,676	69,645
	Yanbu National Petrochemical Co.	12,895	234,474
	Zahrat Al Waha For Trading Co.	452	11,073
*	Zamil Industrial Investment Co.	3,081	25,067
TOTAL SAUDI ARABIA			15,267,961

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (4.9%)
	Absa Group Ltd.	39,876	$441,916
	Adcock Ingram Holdings Ltd.	3,326	11,007
	Advtech Ltd.	47,612	47,479
	AECI Ltd.	11,209	83,146
	African Rainbow Minerals Ltd.	15,290	227,683
	Afrimat Ltd.	6,549	25,439
	Altron Ltd., Class A	16,149	8,716
	Anglo American Platinum Ltd.	2,011	243,661
	AngloGold Ashanti Ltd., Sponsored ADR	28,801	535,123
*	ArcelorMittal South Africa Ltd.	34,675	22,957
	Aspen Pharmacare Holdings Ltd.	18,419	248,142
	Astral Foods Ltd.	3,844	42,842
	AVI Ltd.	23,175	115,297
	Barloworld Ltd.	20,746	179,647
	Bid Corp. Ltd.	12,667	273,767
	Bidvest Group Ltd.	23,094	283,150
*	Blue Label Telecoms Ltd.	31,097	10,357
	Capitec Bank Holdings Ltd.	2,541	334,512
	Cashbuild Ltd.	1,160	21,150
*	City Lodge Hotels Ltd.	47,035	15,962
	Clicks Group Ltd.	15,365	294,240
	Coronation Fund Managers Ltd.	16,896	56,285
	DataTec Ltd.	7,803	19,367
Ω	Dis-Chem Pharmacies Ltd.	31,611	73,264
*	Discovery Ltd.	22,983	232,259
*	Distell Group Holdings Ltd.	5,169	56,881
	DRDGOLD Ltd.	32,390	25,719
	Exxaro Resources Ltd.	22,421	242,550
*	Famous Brands Ltd.	2,145	9,941
	FirstRand Ltd.	243,377	981,077
	Gold Fields Ltd., Sponsored ADR	70,288	745,053
*	Grindrod Ltd.	66,994	20,404
	Grindrod Shipping Holdings Ltd.	1,054	16,702
	Harmony Gold Mining Co. Ltd., Sponsored ADR	82,211	295,137
	Impala Platinum Holdings Ltd.	71,780	1,106,622
	Investec Ltd.	17,595	99,397
	Italtile Ltd.	9,978	10,059
	JSE Ltd.	7,725	58,738
	KAP Industrial Holdings Ltd.	210,838	58,380
	Kumba Iron Ore Ltd.	4,798	171,180
	Life Healthcare Group Holdings Ltd.	101,758	149,485
	Long4Life Ltd.	47,257	17,779
*	Massmart Holdings Ltd.	11,543	41,686
	Merafe Resources Ltd.	142,016	11,978
	Metair Investments Ltd.	20,275	38,090
	Momentum Metropolitan Holdings	109,182	142,893
	Motus Holdings Ltd.	13,840	105,250
	Mr Price Group Ltd.	17,086	227,149
*	MTN Group Ltd.	87,385	1,098,947
	MultiChoice Group	22,947	188,201
*	Murray & Roberts Holdings Ltd.	31,116	27,711
*	Nampak Ltd.	78,393	18,766
	Naspers Ltd., Class N	3,114	503,372
	Nedbank Group Ltd.	43,163	537,135
	NEPI Rockcastle PLC	25,706	174,807
	Netcare Ltd.	88,612	85,752
	Ninety One Ltd.	7,648	26,176
	Oceana Group Ltd.	5,647	21,048
	Old Mutual Ltd.	297,401	267,995

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Omnia Holdings Ltd.	22,347	$89,553
Ω	Pepkor Holdings Ltd.	122,478	180,591
	Pick n Pay Stores Ltd.	35,309	117,404
*	PPC Ltd.	123,762	36,692
*	PSG Group Ltd.	15,010	81,813
	Raubex Group Ltd.	11,622	28,297
	Reunert Ltd.	9,835	30,637
	Royal Bafokeng Platinum Ltd.	26,544	282,697
	Sanlam Ltd.	83,963	344,967
	Santam Ltd.	1,894	33,248
*	Sappi Ltd.	59,349	166,415
*	Sasol Ltd.	23,093	519,879
	Shoprite Holdings Ltd.	25,096	343,361
	Sibanye Stillwater Ltd., ADR	67,071	1,005,394
	SPAR Group Ltd.	17,942	196,209
	Standard Bank Group Ltd.	68,163	665,284
*	Sun International Ltd.	18,130	31,818
	Super Group Ltd.	39,204	85,228
*	Telkom SA SOC Ltd.	46,831	150,928
	Tiger Brands Ltd.	6,817	81,194
	Transaction Capital Ltd.	32,014	90,360
	Truworths International Ltd.	29,340	108,147
*	Tsogo Sun Gaming Ltd.	39,927	28,850
*	Tsogo Sun Hotels Ltd.	70,080	15,122
	Vodacom Group Ltd.	28,104	269,763
	Wilson Bayly Holmes-Ovcon Ltd.	5,034	36,460
	Woolworths Holdings Ltd.	93,835	324,200
TOTAL SOUTH AFRICA			16,773,939
SOUTH KOREA — (18.8%)
*	Actoz Soft Co. Ltd.	1,796	18,615
*	ADTechnology Co. Ltd.	798	13,782
	Advanced Nano Products Co. Ltd.	515	22,280
	Advanced Process Systems Corp.	1,233	23,611
	Aekyung Chemical Co. Ltd.	2,093	17,188
	Aekyung Industrial Co. Ltd.	582	7,895
*	AeroSpace Technology of Korea, Inc.	1,767	8,745
	AfreecaTV Co. Ltd.	681	89,338
*	Agabang&Company	2,509	9,072
	Ahnlab, Inc.	490	31,631
	AJ Networks Co. Ltd.	4,633	19,235
*	Ajin Industrial Co. Ltd.	6,722	16,165
*	Alteogen, Inc.	962	39,067
*	ALUKO Co. Ltd.	6,645	19,978
*	Amicogen, Inc.	830	18,292
*	Aminologics Co. Ltd.	6,820	10,940
	Amorepacific Corp.	1,349	175,938
	Amorepacific Group	1,777	61,148
*	Ananti, Inc.	5,330	39,311
*	Anterogen Co. Ltd.	349	7,821
*	Aprogen Medicines, Inc.	24,161	29,210
*	Aprogen pharmaceuticals, Inc.	15,160	9,419
*	APS Holdings Corp.	1,545	14,493
	APTC Co. Ltd.	1,031	16,903
*	Asia Business Daily Co. Ltd.	5,904	16,930
	Asia Cement Co. Ltd.	136	16,189
	ASIA Holdings Co. Ltd.	108	12,119
	Asia Pacific Satellite, Inc.	1,665	18,105
	Asia Paper Manufacturing Co. Ltd.	433	17,329

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Atec Co. Ltd.	860	$13,353
	Atinum Investment Co. Ltd.	5,024	20,527
*	AUK Corp.	4,205	10,187
	Autech Corp.	1,316	11,454
	Avaco Co. Ltd.	1,340	12,153
*	Bcworld Pharm Co. Ltd.	1,067	11,200
	BGF Co. Ltd.	3,357	13,066
	BGF retail Co. Ltd.	209	28,312
*	BH Co. Ltd.	2,492	45,360
*	Binex Co. Ltd.	1,858	22,471
	Binggrae Co. Ltd.	702	31,226
*	Bluecom Co. Ltd.	1,569	15,244
	BNK Financial Group, Inc.	16,212	109,343
	Boditech Med, Inc.	796	10,179
*	Bohae Brewery Co. Ltd.	13,362	9,065
	BoKwang Industry Co. Ltd.	3,237	16,626
	Boryung Pharmaceutical Co. Ltd.	1,037	10,514
*	Bukwang Pharmaceutical Co. Ltd.	2,964	26,574
*	Cafe24 Corp.	703	12,530
	Cell Biotech Co. Ltd.	725	9,258
	Celltrion Healthcare Co. Ltd.	3,020	159,560
*	Celltrion Pharm, Inc.	488	33,915
	Celltrion, Inc.	4,540	577,007
*	Cellumed Co. Ltd.	2,172	10,538
*	Central Motek Co. Ltd.	965	16,377
*	Chabiotech Co. Ltd.	3,468	48,930
	Cheil Worldwide, Inc.	2,855	52,567
	Chemtronics Co. Ltd.	907	21,579
	Chinyang Holdings Corp.	6,415	19,494
	Chips&Media, Inc.	1,531	29,840
*	Choa Pharmaceutical Co.	4,806	13,622
	Chong Kun Dang Pharmaceutical Corp.	449	34,925
	Chongkundang Holdings Corp.	195	11,141
*	Chorokbaem Media Co. Ltd.	9,789	19,444
	Chunbo Co. Ltd.	210	45,989
	CJ CheilJedang Corp.	804	233,204
	CJ Corp.	971	64,902
*	CJ Freshway Corp.	770	19,937
*	CJ Logistics Corp.	590	57,294
*	CJ Seafood Corp.	3,549	10,589
*	Cloud Air Co. Ltd.	15,399	17,368
*	CMG Pharmaceutical Co. Ltd.	3,550	9,639
*	CoAsia Corp.	1,334	10,862
*	Com2uSCorp	468	47,903
*	Coreana Cosmetics Co. Ltd.	3,128	9,221
*	Corentec Co. Ltd.	1,315	10,837
*	COSMAX NBT, Inc.	2,200	9,498
*	Cosmax, Inc.	1,205	73,015
*	Cosmecca Korea Co. Ltd.	1,084	11,838
*	CosmoAM&T Co. Ltd.	1,715	58,319
	Coway Co. Ltd.	1,731	99,726
	Cowell Fashion Co. Ltd.	2,704	18,406
	Cowintech Co. Ltd.	825	20,599
	Creas F&C Co. Ltd.	302	11,036
*	CrystalGenomics, Inc.	3,679	15,856
	CS Wind Corp.	1,763	71,109
	Cuckoo Homesys Co. Ltd.	1,039	30,115
*	Curexo, Inc.	1,919	13,087
	Cymechs, Inc.	857	12,562

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	D.I Corp.	1,543	$10,536
*	DA Technology Co. Ltd.	3,348	19,364
	Dae Han Flour Mills Co. Ltd.	84	10,154
*	Dae Young Packaging Co. Ltd.	6,035	11,435
	Daea TI Co. Ltd.	4,923	20,106
*	Daebo Magnetic Co. Ltd.	401	19,807
*	Daechang Co. Ltd.	11,506	15,785
	Daedong Corp.	2,724	25,598
	Daeduck Electronics Co. Ltd.	3,654	68,801
	Daehan Steel Co. Ltd.	1,213	19,409
*	DAEHO AL Co. Ltd.	3,364	9,619
*	Dae-Il Corp.	2,682	12,738
	Daejoo Electronic Materials Co. Ltd.	882	66,209
	Daejung Chemicals & Metals Co. Ltd.	664	9,676
*	Daelim B&Co Co. Ltd.	1,578	9,309
*	Daemyung Sonoseason Co. Ltd.	12,188	10,738
	Daesang Corp.	2,020	37,574
	Daesung Energy Co. Ltd.	2,796	18,176
*	Daesung Holdings Co. Ltd.	582	23,103
*	Daesung Industrial Co. Ltd.	3,351	11,289
*	Daewon Cable Co. Ltd.	8,237	12,237
	Daewon Pharmaceutical Co. Ltd.	743	9,076
*	Daewoo Engineering & Construction Co. Ltd.	13,691	65,576
	Daewoong Co. Ltd.	927	19,022
	Daewoong Pharmaceutical Co. Ltd.	208	22,914
	Daihan Pharmaceutical Co. Ltd.	409	9,330
	Daishin Securities Co. Ltd.	3,847	54,010
*	Daiyang Metal Co. Ltd.	3,432	12,210
*	Danal Co. Ltd.	4,742	39,815
	Danawa Co. Ltd.	430	8,450
*	Daou Data Corp.	1,668	18,820
	Daou Technology, Inc.	2,060	35,252
*	Dasan Networks, Inc.	2,511	12,087
	Dawonsys Co. Ltd.	1,750	41,991
	DB Financial Investment Co. Ltd.	2,594	14,066
	DB HiTek Co. Ltd.	3,193	203,977
	DB Insurance Co. Ltd.	4,378	219,294
*	DB, Inc.	20,648	15,044
	Dentium Co. Ltd.	462	21,807
	Deutsch Motors, Inc.	1,876	11,113
*	Development Advance Solution Co. Ltd.	3,212	12,674
	Device ENG Co. Ltd.	430	8,880
	DGB Financial Group, Inc.	17,427	134,742
	DI Dong Il Corp.	129	24,071
*	DIO Corp.	348	10,036
	Display Tech Co. Ltd.	1,563	9,553
	DL Construction Co. Ltd.	531	12,478
	DL Holdings Co. Ltd.	1,003	47,395
*	DMS Co. Ltd.	3,218	17,175
	DNF Co. Ltd.	899	14,569
	Dong A Eltek Co. Ltd.	1,462	11,731
	Dong-A Socio Holdings Co. Ltd.	342	28,461
	Dong-A ST Co. Ltd.	529	28,939
	Dong-Ah Geological Engineering Co. Ltd.	1,286	18,524
*	Dongbang Transport Logistics Co. Ltd.	6,156	16,434
	Dongbu Corp.	1,817	20,951
	Dongil Industries Co. Ltd.	122	16,027
*	Dongjin Semichem Co. Ltd.	4,632	153,501
	DongKook Pharmaceutical Co. Ltd.	3,175	53,388

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Industries Co. Ltd.	3,322	$8,714
	Dongkuk Steel Mill Co. Ltd.	7,021	87,577
	Dongkuk Structures & Construction Co. Ltd.	2,952	14,769
	Dongsuh Cos., Inc.	1,186	25,113
	Dongsung Chemical Co. Ltd.	2,386	9,121
	Dongsung Finetec Co. Ltd.	1,190	10,215
*	Dongsung Pharmaceutical Co. Ltd.	2,125	14,337
	Dongwha Pharm Co. Ltd.	1,864	18,237
	Dongwon Development Co. Ltd.	2,519	10,106
	Dongwon F&B Co. Ltd.	80	12,040
	Dongwon Industries Co. Ltd.	113	20,757
	Dongwon Systems Corp.	444	19,508
	Dongyang E&P, Inc.	917	12,723
*	Dongyang Steel Pipe Co. Ltd.	12,368	11,347
*	Doosan Bobcat, Inc.	3,230	101,290
	Doosan Co. Ltd.	580	47,489
*	Doosan Fuel Cell Co. Ltd.	2,914	85,386
*	Doosan Heavy Industries & Construction Co. Ltd.	9,513	143,057
*	Doosan Infracore Co. Ltd.	6,857	33,832
	DoubleUGames Co. Ltd.	1,194	50,432
	Douzone Bizon Co. Ltd.	316	14,007
*	Dream Security Co. Ltd.	3,419	11,549
	Dreamtech Co. Ltd.	4,035	33,801
*	DSK Co. Ltd.	1,675	11,128
	DTR Automotive Corp.	459	29,961
*	Duck Yang Industry Co. Ltd.	3,747	10,983
*	Duk San Neolux Co. Ltd.	1,056	38,320
*	Duksan Hi-Metal Co. Ltd.	2,004	29,815
	Duksung Co. Ltd.	1,454	18,522
	DY Corp.	2,172	17,524
*	E& Corp. Co. Ltd.	3,431	10,136
*	E&M Co. Ltd.	20,530	9,734
	E1 Corp.	269	10,120
	Eagle Veterinary Technology Co. Ltd.	1,954	10,979
	Eagon Industrial Ltd.	1,228	10,760
*	Easy Holdings Co. Ltd.	3,762	11,286
	eBEST Investment & Securities Co. Ltd.	1,447	9,171
	Echo Marketing, Inc.	1,071	12,862
	Ecopro BM Co. Ltd.	574	163,092
	Ecopro Co. Ltd.	1,420	79,533
	Ecopro HN Co. Ltd.	472	19,330
*	Elentec Co. Ltd.	2,317	28,347
*	E-MART, Inc.	1,076	119,760
*	EM-Tech Co. Ltd.	738	21,512
	ENF Technology Co. Ltd.	1,132	29,433
	Eo Technics Co. Ltd.	692	62,444
*	e-Starco Co. Ltd.	6,662	13,321
	Estechpharma Co. Ltd.	1,259	9,055
*	ESTsoft Corp.	1,446	20,476
	Eugene Corp.	6,269	23,380
	Eugene Investment & Securities Co. Ltd.	4,442	11,159
	Eugene Technology Co. Ltd.	1,455	59,165
*	E-World	6,540	11,925
	Exicon Co. Ltd.	875	10,272
	Farmsco	2,083	11,054
*	FarmStory Co. Ltd.	9,682	16,150
	Fila Holdings Corp.	5,847	144,452
*	Fine Technix Co. Ltd.	2,665	27,341
*	Foosung Co. Ltd.	1,637	26,724

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	1,031	$10,067
	GC Cell Corp.	619	36,282
*	GemVax & Kael Co. Ltd.	1,307	16,244
*	Gemvaxlink Co. Ltd.	9,824	12,131
*	Gemvaxzio Co. Ltd.	16,391	30,220
*	Genexine, Inc.	241	9,781
*	Genie Music Corp.	4,275	16,756
	Genoray Co. Ltd.	1,796	14,531
	Geumhwa PSC Co. Ltd.	482	11,830
	Global Standard Technology Co. Ltd.	850	26,649
	Golfzon Co. Ltd.	478	64,267
	Golfzon Newdin Holdings Co. Ltd.	1,753	12,186
*	Grand Korea Leisure Co. Ltd.	2,763	31,070
	Green Chemical Co. Ltd.	1,569	12,263
	Green Cross Corp.	327	48,415
	Green Cross Holdings Corp.	1,478	27,448
*	Green Cross Medical Science Corp.	1,753	9,934
	GS Engineering & Construction Corp.	3,912	130,186
*	GS Global Corp.	4,780	8,482
	GS Holdings Corp.	3,724	118,470
	GS Retail Co. Ltd.	3,608	81,921
*	Gwangju Shinsegae Co. Ltd.	72	9,874
	Haatz, Inc.	1,474	10,830
	HAESUNG DS Co. Ltd.	1,529	70,431
	Halla Holdings Corp.	255	8,648
	Han Kuk Carbon Co. Ltd.	3,712	34,003
	Hana Financial Group, Inc.	13,998	527,422
	Hana Materials, Inc.	793	37,611
*	Hana Micron, Inc.	3,254	50,410
	Hana Pharm Co. Ltd.	1,119	17,050
*	Hanall Biopharma Co. Ltd.	847	12,537
	HanChang Paper Co. Ltd.	6,977	11,025
*	Hancom, Inc.	1,415	25,347
	Handok, Inc.	524	8,964
	Handsome Co. Ltd.	1,438	40,618
	Hanil Cement Co. Ltd.	3,539	55,160
	Hanil Holdings Co. Ltd.	1,163	12,012
	Hanil Hyundai Cement Co. Ltd.	432	10,791
*	Hanjin Kal Corp.	647	28,464
	Hanjin Transportation Co. Ltd.	1,095	25,422
	Hankook Shell Oil Co. Ltd.	54	10,980
*	Hankook Technology, Inc.	10,593	8,071
	Hankook Tire & Technology Co. Ltd.	5,251	148,273
	Hanmi Pharm Co. Ltd.	269	55,521
	Hanmi Science Co. Ltd.	404	15,191
	Hanmi Semiconductor Co. Ltd.	3,080	97,884
	HanmiGlobal Co. Ltd.	1,255	13,044
	Hannong Chemicals, Inc.	1,442	18,092
	Hanon Systems	11,023	98,912
*	Hans Biomed Corp.	1,029	9,997
	Hansae Co. Ltd.	2,778	58,340
	Hansae Yes24 Holdings Co. Ltd.	1,558	8,097
	Hanshin Construction	732	9,894
	Hanshin Machinery Co.	5,550	15,092
	Hansol Chemical Co. Ltd.	767	137,881
	Hansol Holdings Co. Ltd.	4,690	12,384
*	Hansol HomeDeco Co. Ltd.	11,054	14,085
	Hansol Logistics Co. Ltd.	5,508	15,747
	Hansol Paper Co. Ltd.	920	8,983

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hansol Technics Co. Ltd.	4,249	$23,126
	Hanwha Aerospace Co. Ltd.	5,053	204,843
	Hanwha Corp.	2,299	57,351
*	Hanwha General Insurance Co. Ltd.	3,746	11,119
*	Hanwha Investment & Securities Co. Ltd.	18,157	74,404
	Hanwha Life Insurance Co. Ltd.	26,358	64,809
*	Hanwha Solutions Corp.	8,939	243,959
	Hanyang Eng Co. Ltd.	1,705	21,248
	Hanyang Securities Co. Ltd.	915	11,401
*	Harim Co. Ltd.	5,146	11,564
	Harim Holdings Co. Ltd.	1,420	10,669
	HB Technology Co. Ltd.	6,614	13,208
	HDC Holdings Co. Ltd.	4,611	27,759
	HDC Hyundai Development Co. Engineering & Construction, Class E	2,888	35,587
*	Helixmith Co. Ltd.	2,105	36,279
	Hite Jinro Co. Ltd.	2,035	50,260
	Hitejinro Holdings Co. Ltd.	1,432	13,780
*	HLB, Inc.	3,169	84,985
*	HMM Co. Ltd.	27,860	518,698
*	Homecast Co. Ltd.	5,233	16,162
	Hotel Shilla Co. Ltd.	2,152	130,523
	HS Industries Co. Ltd.	6,323	26,300
*	HSD Engine Co. Ltd.	2,280	16,307
	Huchems Fine Chemical Corp.	2,232	39,875
*	Hugel, Inc.	724	82,818
	Humedix Co. Ltd.	624	10,546
	Huons Co. Ltd.	624	22,740
	Huons Global Co. Ltd.	292	7,889
	Husteel Co. Ltd.	826	10,669
	Huvis Corp.	1,760	10,553
	Huvitz Co. Ltd.	1,378	9,528
	Hwa Shin Co. Ltd.	3,127	19,356
*	Hwail Pharm Co. Ltd.	4,900	8,710
	Hy-Lok Corp.	678	9,005
*	Hyosung Advanced Materials Corp.	228	82,720
*	Hyosung Chemical Corp.	115	23,074
	Hyosung Corp.	664	45,801
*	Hyosung Heavy Industries Corp.	306	13,609
	Hyosung TNC Corp.	313	111,187
*	Hyulim ROBOT Co. Ltd.	27,475	18,879
	Hyundai Autoever Corp.	476	53,247
	Hyundai Bioland Co. Ltd.	680	8,639
	Hyundai BNG Steel Co. Ltd.	784	10,254
*	Hyundai Construction Equipment Co. Ltd.	1,108	36,317
	Hyundai Corp.	735	9,673
	Hyundai Corp. Holdings, Inc.	1,349	11,732
	Hyundai Department Store Co. Ltd.	1,316	79,255
*	Hyundai Electric & Energy System Co. Ltd.	2,405	35,803
	Hyundai Elevator Co. Ltd.	1,654	50,481
	Hyundai Energy Solutions Co. Ltd.	1,025	18,386
	Hyundai Engineering & Construction Co. Ltd.	3,640	130,356
	Hyundai Ezwel Co. Ltd.	2,078	17,609
	Hyundai Glovis Co. Ltd.	1,481	202,617
	Hyundai Greenfood Co. Ltd.	4,740	30,454
	Hyundai Heavy Industries Holdings Co. Ltd.	1,938	78,140
	Hyundai Home Shopping Network Corp.	518	26,076
	Hyundai Livart Furniture Co. Ltd.	1,211	13,383
	Hyundai Marine & Fire Insurance Co. Ltd.	5,763	122,614
*	Hyundai Mipo Dockyard Co. Ltd.	1,727	100,327

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mobis Co. Ltd.	3,684	$723,178
	Hyundai Motor Co.	5,992	965,784
	Hyundai Motor Securities Co. Ltd.	3,308	30,075
*	Hyundai Pharmaceutical Co. Ltd.	2,220	9,149
*	Hyundai Rotem Co. Ltd.	4,296	67,936
	Hyundai Steel Co.	5,932	195,923
	Hyundai Wia Corp.	2,504	143,415
*	iA, Inc.	22,285	21,916
	ICD Co. Ltd.	1,365	12,461
*	IHQ, Inc.	15,042	14,064
	Il Sung Construction Co. Ltd.	4,398	15,539
	Iljin Holdings Co. Ltd.	4,268	16,223
	Iljin Materials Co. Ltd.	1,118	90,357
	Iljin Power Co. Ltd.	1,355	17,164
	Ilshin Spinning Co. Ltd.	108	9,272
	iMarketKorea, Inc.	1,180	9,574
	InBody Co. Ltd.	472	8,171
*	INCON Co. Ltd.	7,341	8,111
	Incross Co. Ltd.	255	9,457
*	Industrial Bank of Korea	18,695	162,316
*	Infinitt Healthcare Co. Ltd.	1,736	9,513
*	InkTec Co. Ltd.	1,957	12,106
	Innocean Worldwide, Inc.	365	15,188
	InnoWireless, Inc.	319	10,171
	Innox Advanced Materials Co. Ltd.	1,767	75,748
*	Innox Corp.	795	15,850
*	Insun ENT Co. Ltd.	2,708	25,308
*	Insung Information Co. Ltd.	8,932	21,416
	Intekplus Co. Ltd.	1,263	31,020
	Intellian Technologies, Inc.	379	24,867
	Intelligent Digital Integrated Security Co. Ltd.	500	9,338
	Interojo Co. Ltd.	497	11,323
	Interpark Corp.	4,881	17,861
	INTOPS Co. Ltd.	1,429	47,295
*	iNtRON Biotechnology, Inc.	649	9,670
*	Iones Co. Ltd.	2,896	24,189
	IS Dongseo Co. Ltd.	1,529	60,844
	ISC Co. Ltd.	1,146	31,471
	i-SENS, Inc.	405	9,471
	ISU Chemical Co. Ltd.	2,040	22,071
	It's Hanbul Co. Ltd.	890	10,578
*	Jahwa Electronics Co. Ltd.	1,347	26,012
	JB Financial Group Co. Ltd.	9,490	64,731
	JC Hyun System, Inc.	2,323	11,933
*	Jcontentree Corp.	386	19,403
	Jinsung T.E.C.	2,101	16,473
*	JNK Heaters Co. Ltd.	2,133	9,064
*	JoyCity Corp.	3,436	23,895
*	Jusung Engineering Co. Ltd.	3,235	59,686
	JVM Co. Ltd.	868	10,460
	JW Pharmaceutical Corp.	876	14,192
	JYP Entertainment Corp.	2,774	97,172
*	Kakao Corp.	5,085	367,298
*	Kangstem Biotech Co. Ltd.	4,617	11,413
*	Kangwon Land, Inc.	5,411	113,771
	KAON Media Co. Ltd.	1,734	21,340
	KB Financial Group, Inc.	15,883	787,156
	KC Co. Ltd.	779	12,344
	KC Tech Co. Ltd.	1,264	21,444

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Corp.	371	$120,187
	KCC Glass Corp.	1,391	68,632
	KCTC	2,032	8,691
	KEPCO Engineering & Construction Co., Inc.	468	27,858
	KEPCO Plant Service & Engineering Co. Ltd.	2,379	64,901
	KG Chemical Corp.	1,412	31,705
	KG Dongbu Steel Co. Ltd.	2,506	20,730
	Kginicis Co. Ltd.	2,419	35,603
	KGMobilians Co. Ltd.	1,351	10,080
*	KH FEELUX Co. Ltd.	4,075	7,107
	Kia Corp.	16,534	1,152,845
	KINX, Inc.	249	11,497
*	KISCO Corp.	1,751	11,094
	KISWIRE Ltd.	639	10,601
	KIWOOM Securities Co. Ltd.	1,531	115,329
	KleanNara Co. Ltd.	3,082	10,722
	Knotus Co. Ltd.	661	14,268
	Koentec Co. Ltd.	1,387	9,225
	Koh Young Technology, Inc.	2,022	34,821
	Kolmar BNH Co. Ltd.	1,143	28,230
	Kolmar Korea Co. Ltd.	1,661	48,660
	Kolmar Korea Holdings Co. Ltd.	540	7,896
	Kolon Corp.	464	11,757
	Kolon Global Corp.	638	10,257
*	Kolon Industries, Inc.	3,046	158,390
*	Kolon Plastic, Inc.	1,796	15,526
	KoMiCo Ltd.	467	22,233
*	KONA I Co. Ltd.	1,584	37,676
	Korea Aerospace Industries Ltd.	5,094	153,151
	Korea Alcohol Industrial Co. Ltd.	2,015	17,795
	Korea Asset In Trust Co. Ltd.	2,701	8,101
*	Korea Circuit Co. Ltd.	1,144	28,738
	Korea District Heating Corp.	321	9,505
*	Korea Electric Power Corp., Sponsored ADR	12,538	108,704
	Korea Electric Terminal Co. Ltd.	338	18,382
	Korea Electronic Certification Authority, Inc.	1,697	11,774
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	14,278
*	Korea Gas Corp.	1,869	54,977
	Korea Investment Holdings Co. Ltd.	3,636	222,957
*	Korea Line Corp.	22,891	41,447
	Korea Petrochemical Ind Co. Ltd.	233	29,420
	Korea Pharma Co. Ltd.	508	15,567
	Korea Real Estate Investment & Trust Co. Ltd.	16,578	32,523
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,870	126,416
	Korea United Pharm, Inc.	1,026	39,544
	Korea Zinc Co. Ltd.	357	151,860
*	Korean Air Lines Co. Ltd.	15,056	363,565
	Korean Reinsurance Co.	8,903	75,742
*	KOSES Co. Ltd.	1,922	18,745
*	KPM Tech Co. Ltd.	13,698	10,053
*	KPS Corp.	1,369	11,843
*	KSIGN Co. Ltd.	9,317	18,597
	KSS LINE Ltd.	2,515	23,698
*	KT Alpha Co. Ltd.	1,760	9,003
	KT Skylife Co. Ltd.	1,295	8,812
*	KT&G Corp.	5,681	366,969
	KTB Investment & Securities Co. Ltd.	6,783	28,251
	KTCS Corp.	4,968	9,006
	Kukdo Chemical Co. Ltd.	462	21,023

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Corp.	9,718	$18,355
*	Kumho HT, Inc.	10,256	14,352
	Kumho Petrochemical Co. Ltd.	1,623	201,485
*	Kumho Tire Co., Inc.	10,552	35,723
	KUMHOE&C Co. Ltd.	2,273	19,201
	Kwang Dong Pharmaceutical Co. Ltd.	5,407	29,905
*	Kyeryong Construction Industrial Co. Ltd.	876	22,931
	Kyobo Securities Co. Ltd.	3,015	19,870
	Kyochon F&B Co. Ltd.	1,020	11,569
	Kyongbo Pharmaceutical Co. Ltd.	1,496	10,740
	Kyung Dong Navien Co. Ltd.	656	26,742
*	Kyungchang Industrial Co. Ltd.	5,172	13,924
	Kyungdong Pharm Co. Ltd.	2,400	20,373
	Kyung-In Synthetic Corp.	2,644	12,859
	L&C Bio Co. Ltd.	1,035	27,681
*	L&F Co. Ltd.	730	107,890
*	LabGenomics Co. Ltd.	847	18,683
*	Lake Materials Co. Ltd.	2,570	10,335
	LB Semicon, Inc.	4,394	45,137
	LEADCORP, Inc.	2,656	16,819
	LEENO Industrial, Inc.	346	53,691
	LF Corp.	2,090	27,561
	LG Chem Ltd.	3,124	1,674,652
	LG Corp.	2,696	166,725
	LG Display Co. Ltd.	36,943	621,291
	LG Electronics, Inc.	10,447	1,134,988
	LG Household & Health Care Ltd.	354	287,960
	LG Innotek Co. Ltd.	1,702	511,705
	LIG Nex1 Co. Ltd.	1,163	57,050
	Lion Chemtech Co. Ltd.	1,629	10,634
*	Lock & Lock Co. Ltd.	1,960	16,599
*	Longtu Korea, Inc.	2,949	17,623
	LOT Vacuum Co. Ltd.	1,515	20,230
	Lotte Chemical Corp.	1,589	261,300
	Lotte Chilsung Beverage Co. Ltd.	349	43,276
	Lotte Confectionery Co. Ltd.	145	14,160
	Lotte Corp.	1,316	29,401
	LOTTE Fine Chemical Co. Ltd.	1,997	114,809
	Lotte Food Co. Ltd.	41	10,875
	LOTTE Himart Co. Ltd.	549	9,761
*	Lotte Non-Life Insurance Co. Ltd.	6,547	8,159
	Lotte Shopping Co. Ltd.	393	26,415
	LS Cable & System Asia Ltd.	2,162	13,635
	LS Corp.	1,601	67,454
	LS Electric Co. Ltd.	1,343	55,441
*	LVMC Holdings	4,645	12,671
	LX Hausys Ltd.	436	20,323
	LX International Corp.	3,045	62,445
	Macquarie Korea Infrastructure Fund	33,574	376,047
	Macrogen, Inc.	587	12,112
*	Maeil Dairies Co. Ltd.	473	26,740
	MAKUS, Inc.	3,327	21,374
*	Mando Corp.	2,798	123,224
	Mcnex Co. Ltd.	1,741	75,979
*	MEDICOX Co. Ltd.	21,579	15,865
*	Medipost Co. Ltd.	1,236	18,447
*	Medy-Tox, Inc.	439	42,745
*	Meerecompany, Inc.	518	11,710
*	MegaStudy Co. Ltd.	1,099	10,507

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MegaStudyEdu Co. Ltd.	856	$59,090
	Meritz Financial Group, Inc.	3,644	132,060
	Meritz Fire & Marine Insurance Co. Ltd.	3,691	142,169
	Meritz Securities Co. Ltd.	30,748	156,705
*	MiCo BioMed Co. Ltd.	1,427	9,738
*	MiCo Ltd.	3,391	34,389
	Mirae Asset Life Insurance Co. Ltd.	4,584	14,180
	Mirae Asset Securities Co. Ltd.	17,817	127,627
	Miwon Commercial Co. Ltd.	97	14,677
	Miwon Specialty Chemical Co. Ltd.	55	9,339
*	MK Electron Co. Ltd.	1,373	17,851
	MNTech Co. Ltd.	4,512	25,687
	Monalisa Co. Ltd.	6,032	17,357
	Moorim P&P Co. Ltd.	2,932	9,371
	Motonic Corp.	1,465	11,251
*	Motrex Co. Ltd.	2,213	11,248
	Mr Blue Corp.	2,830	19,326
	Muhak Co. Ltd.	1,568	10,322
	Multicampus Co. Ltd.	345	12,190
*	MyungMoon Pharm Co. Ltd.	2,953	9,748
*	N2Tech Co. Ltd.	13,950	18,933
	Namhae Chemical Corp.	2,350	17,511
*	Namsun Aluminum Co. Ltd.	10,799	19,456
*	NanoenTek, Inc.	3,549	24,327
*	Nanos Co. Ltd.	2,475	9,158
	Nasmedia Co. Ltd.	541	12,158
*	Nature & Environment Co. Ltd.	15,071	15,211
	NAVER Corp.	2,742	724,273
	NCSoft Corp.	576	259,525
*	NDFOS Co. Ltd.	1,361	9,775
	NeoPharm Co. Ltd.	876	16,997
*	Neowiz	1,605	35,335
*	Neowiz Holdings Corp.	558	30,894
*	NEPES Corp.	1,690	44,993
Ω	Netmarble Corp.	1,328	122,959
	Newtree Co. Ltd.	473	7,567
	Nexen Tire Corp.	5,610	29,432
*	Nexon GT Co. Ltd.	1,922	28,358
*	NEXT BT Co. Ltd.	10,306	11,107
*	Next Entertainment World Co. Ltd.	1,627	18,456
	NextEye Co. Ltd.	11,260	12,250
*	Nexturnbioscience Co. Ltd.	3,188	12,697
	NH Investment & Securities Co. Ltd.	9,632	92,355
*	NHN Corp.	3,000	86,522
*	NHN KCP Corp.	2,785	56,596
	NICE Holdings Co. Ltd.	2,759	38,926
	Nice Information & Telecommunication, Inc.	826	18,620
	NICE Information Service Co. Ltd.	2,535	39,949
	NICE Total Cash Management Co. Ltd.	2,475	10,430
	Nong Shim Holdings Co. Ltd.	301	18,598
	Nong Woo Bio Co. Ltd.	1,680	14,062
	NongShim Co. Ltd.	466	125,775
	NOROO Paint & Coatings Co. Ltd.	2,120	19,372
	NOVAREX Co. Ltd.	413	13,095
	NPC	4,067	28,475
	NS Shopping Co. Ltd.	1,108	10,937
*	Oceanbridge Co. Ltd.	923	10,340
*	OCI Co. Ltd.	2,352	177,015
	Orion Corp.	1,145	93,691

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Holdings Corp.	2,797	$32,912
	Osstem Implant Co. Ltd.	1,464	173,300
*	Osung Advanced Materials Co. Ltd.	9,664	18,716
	Ottogi Corp.	146	53,245
	Paik Kwang Industrial Co. Ltd.	4,701	16,625
*	Pan Entertainment Co. Ltd.	3,948	15,091
	Pan Ocean Co. Ltd.	32,823	137,001
	Pang Rim Co. Ltd.	5,498	12,485
*	Pan-Pacific Co. Ltd.	5,121	8,944
*	Paradise Co. Ltd.	4,782	60,955
	Park Systems Corp.	167	16,969
	Partron Co. Ltd.	6,750	74,023
	Paseco Co. Ltd.	700	13,736
	People & Technology, Inc.	2,543	85,955
*	PharmaResearch Co. Ltd.	453	28,922
*	Pharmicell Co. Ltd.	4,643	39,846
*	Philoptics Co. Ltd.	2,005	15,477
*	Philosys Healthcare Co. Ltd.	24,311	34,729
*	PI Advanced Materials Co. Ltd.	651	22,526
*	Playgram Co. Ltd.	9,718	19,652
*	Point Engineering Co. Ltd.	7,996	20,264
*	Polaris Office Corp.	8,411	13,425
	Poongsan Corp.	1,651	41,396
	Poongsan Holdings Corp.	943	21,757
	POSCO	4,138	909,639
	POSCO Chemical Co. Ltd.	722	67,873
	POSCO Coated & Color Steel Co. Ltd.	421	17,938
	Posco ICT Co. Ltd.	1,919	9,571
	Posco International Corp.	7,455	128,923
*	Power Logics Co. Ltd.	3,293	19,456
*	PowerNet Technologies Corp.	4,354	16,743
	Protec Co. Ltd.	642	17,994
	PSK, Inc.	1,248	48,631
	Pulmuone Co. Ltd.	1,115	15,223
	Pungkuk Alcohol Industry Co. Ltd.	987	12,324
	QSI Co. Ltd.	1,042	17,624
*	Rayence Co. Ltd.	1,013	9,568
	RFHIC Corp.	821	21,143
*	RFTech Co. Ltd.	2,150	9,582
	S&S Tech Corp.	1,039	28,002
	S-1 Corp.	467	26,157
	Sajo Industries Co. Ltd.	304	10,965
*	Sajodongaone Co. Ltd.	12,597	11,244
*	Sam Chun Dang Pharm Co. Ltd.	945	27,709
	Sam Yung Trading Co. Ltd.	1,734	19,859
*	Sambu Engineering & Construction Co. Ltd.	10,336	13,332
	Samchully Co. Ltd.	134	10,554
*	Samchuly Bicycle Co. Ltd.	1,853	17,136
	Samick THK Co. Ltd.	1,032	10,964
	Samji Electronics Co. Ltd.	1,143	10,095
	Samjin Pharmaceutical Co. Ltd.	955	20,019
*	Sammok S-Form Co. Ltd.	925	10,927
	SAMPYO Cement Co. Ltd.	3,599	15,554
*Ω	Samsung Biologics Co. Ltd.	434	268,680
	Samsung C&T Corp.	2,344	212,056
	Samsung Card Co., Ltd.	1,913	60,540
	Samsung Climate Control Co. Ltd.	761	10,028
	Samsung Electro-Mechanics Co. Ltd.	5,146	782,902
	Samsung Electronics Co. Ltd.	249,011	15,488,255

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Engineering Co. Ltd.	18,891	$345,679
	Samsung Fire & Marine Insurance Co. Ltd.	1,920	320,930
*	Samsung Heavy Industries Co. Ltd.	30,288	131,649
	Samsung Life Insurance Co. Ltd.	2,426	122,874
	Samsung SDI Co. Ltd.	1,445	717,130
	Samsung SDS Co. Ltd.	1,138	135,086
	Samsung Securities Co. Ltd.	4,777	161,297
	SAMT Co. Ltd.	4,241	14,275
	Samwha Capacitor Co. Ltd.	655	36,080
	Samyang Corp.	328	17,022
	Samyang Holdings Corp.	500	36,581
	Samyang Tongsang Co. Ltd.	397	18,604
*	Sangbo Corp.	5,925	9,113
	Sangsangin Co. Ltd.	5,258	40,655
	Sangsin Energy Display Precision Co. Ltd.	1,390	17,437
	SaraminHR Co. Ltd.	314	10,268
	Satrec Initiative Co. Ltd.	279	9,398
*	SBI Investment Korea Co. Ltd.	14,785	17,486
*	SDN Co. Ltd.	8,700	12,189
	Seah Besteel Corp.	2,013	25,615
	SeAH Steel Corp.	121	9,823
	SeAH Steel Holdings Corp.	192	16,898
	Sebang Co. Ltd.	1,558	14,201
	Sebang Global Battery Co. Ltd.	950	49,598
	Seegene, Inc.	3,095	141,661
	Sejin Heavy Industries Co. Ltd.	2,142	12,601
	Sejong Industrial Co. Ltd.	2,509	15,276
	Sempio Foods Co.	302	10,739
	Seobu T&D	1,996	14,893
*	Seohee Construction Co. Ltd.	13,181	17,484
*	Seojin System Co. Ltd.	1,390	46,047
*	Seoul Auction Co. Ltd.	840	16,118
	Seoul Semiconductor Co. Ltd.	3,850	48,650
	Seoul Viosys Co. Ltd.	1,190	11,782
*	Seoulin Bioscience Co. Ltd.	1,079	14,617
*	Seowon Co. Ltd.	9,670	14,335
	Seoyon Co. Ltd.	1,996	19,971
	Seoyon E-Hwa Co. Ltd.	2,282	12,698
*	Sewon E&C Co. Ltd.	22,962	20,197
	Sewoon Medical Co. Ltd.	2,954	8,766
	SFA Engineering Corp.	1,442	41,269
*	S-Fuelcell Co. Ltd.	447	8,014
*	SG Corp.	24,663	13,428
	SGC e Tec E&C Co. Ltd.	283	12,976
*	SH Energy & Chemical Co. Ltd.	13,146	9,954
	Shin Heung Energy & Electronics Co. Ltd.	572	27,193
	Shin Poong Pharmaceutical Co. Ltd.	1,112	22,504
	Shinhan Financial Group Co., Ltd.	20,305	642,585
	Shinsegae Engineering & Construction Co. Ltd.	344	8,909
*	Shinsegae Food Co. Ltd.	207	13,001
	Shinsegae Information & Communication Co. Ltd.	64	9,071
*	Shinsegae International, Inc.	302	30,441
*	Shinsegae, Inc.	791	155,255
*	Shinsung Delta Tech Co. Ltd.	1,878	22,619
*	Shinsung E&G Co. Ltd.	7,337	10,814
*	Shinwon Construction Co. Ltd.	1,815	14,292
	Shinyoung Securities Co. Ltd.	243	12,181
*	Showbox Corp.	3,873	14,875
*	Simmtech Co. Ltd.	2,645	106,668

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SIMPAC, Inc.	3,447	$17,488
*	Sindoh Co. Ltd.	394	10,427
	Sinil Pharm Co. Ltd.	1,135	8,740
*	SK Biopharmaceuticals Co. Ltd.	960	61,282
	SK Chemicals Co. Ltd.	1,238	131,053
	SK D&D Co. Ltd.	397	8,815
	SK Discovery Co. Ltd.	1,379	45,537
	SK Gas Ltd.	284	27,732
	SK Hynix, Inc.	51,202	5,299,804
*	SK Innovation Co., Ltd.	2,220	397,777
	SK Networks Co. Ltd.	10,023	37,958
*	SK Rent A Car Co. Ltd.	1,180	9,177
	SK Securities Co. Ltd.	45,532	33,387
	SK, Inc.	2,247	415,963
	SKC Co. Ltd.	1,426	171,676
	SL Corp.	1,324	29,740
*	SM Entertainment Co. Ltd.	1,545	77,325
*	S-MAC Co. Ltd.	17,101	10,597
	SMCore, Inc.	1,819	9,941
	SNT Motiv Co. Ltd.	830	30,549
*	SNU Precision Co. Ltd.	3,552	9,491
	S-Oil Corp.	3,562	270,404
*	Solborn, Inc.	2,404	9,322
*	Solid, Inc.	2,601	12,550
	Solus Advanced Materials Co. Ltd.	375	21,801
	Songwon Industrial Co. Ltd.	789	13,023
	Soosan Heavy Industries Co. Ltd.	4,768	9,748
	Soulbrain Co. Ltd.	291	60,287
*	Soulbrain Holdings Co. Ltd.	808	19,804
	SPC Samlip Co. Ltd.	215	12,604
	SPG Co. Ltd.	1,223	12,602
*	Spigen Korea Co. Ltd.	410	13,768
	Ssangyong C&E Co. Ltd.	8,761	56,003
*	ST Pharm Co. Ltd.	647	57,714
	STIC Investments, Inc.	4,326	36,893
*	Studio Dragon Corp.	720	46,126
*	Sugentech, Inc.	1,320	21,221
	Suheung Co. Ltd.	954	31,437
	Sun Kwang Co. Ltd.	482	24,770
	Sung Kwang Bend Co. Ltd.	3,035	20,385
*	Sungchang Enterprise Holdings Ltd.	5,726	10,901
	Sungshin Cement Co. Ltd.	2,102	27,903
	Sungwoo Hitech Co. Ltd.	7,037	30,219
	Sunjin Co. Ltd.	2,257	19,862
	Systems Technology, Inc.	880	13,456
	Tae Kyung Industrial Co. Ltd.	2,222	12,142
	Taekwang Industrial Co. Ltd.	23	19,293
	Taeyoung Engineering & Construction Co. Ltd.	1,257	10,983
*	Taihan Electric Wire Co. Ltd.	20,774	30,330
*	Taihan Textile Co. Ltd.	291	11,640
	TechWing, Inc.	1,437	24,609
*	Telechips, Inc.	1,750	31,960
	TES Co. Ltd.	1,799	38,296
	Tesna, Inc.	1,482	58,799
*	Theragen Etex Co. Ltd.	3,017	13,026
*	Thinkware Systems Corp.	770	12,481
*	Tokai Carbon Korea Co. Ltd.	182	19,773
	Tongyang Life Insurance Co. Ltd.	2,712	13,532
	Tongyang, Inc.	20,943	22,825

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Tovis Co. Ltd.	2,381	$19,656
	Tplex Co. Ltd.	5,328	18,235
	TS Corp.	5,517	12,638
*	TSE Co. Ltd.	504	29,322
*	TY Holdings Co. Ltd.	1,625	31,907
	TYM Corp.	11,461	14,412
	UBCare Co. Ltd.	1,821	9,791
	Ubiquoss Holdings, Inc.	774	10,425
*	Ubivelox, Inc.	872	12,784
	Uju Electronics Co. Ltd.	590	15,951
*	Unick Corp.	2,433	10,904
	Unid Co. Ltd.	873	61,171
	Union Semiconductor Equipment & Materials Co. Ltd.	2,829	32,114
*	Unitekno Co. Ltd.	1,430	9,892
*	UniTest, Inc.	1,170	29,530
	UTI, Inc.	1,059	12,421
*	Value Added Technology Co. Ltd.	509	14,072
*	Vidente Co. Ltd.	3,266	41,005
	Vieworks Co. Ltd.	400	13,809
*	Vina Tech Co. Ltd.	305	9,813
*	Vivien Corp.	6,219	13,309
*	VT GMP Co. Ltd.	1,560	8,734
	Webcash Corp.	621	12,363
*	Webzen, Inc.	2,181	40,799
*	Welcron Co. Ltd.	2,905	9,540
	Whanin Pharmaceutical Co. Ltd.	683	9,484
	Wiable Corp.	4,391	9,543
	Winix, Inc.	843	12,874
	Wins Co. Ltd.	1,231	14,932
	WiSoL Co. Ltd.	1,400	12,501
*	WONIK CUBE Corp.	6,298	14,984
*	Wonik Holdings Co. Ltd.	2,822	10,994
	WONIK IPS Co. Ltd.	4,545	149,993
	Wonik Materials Co. Ltd.	579	17,683
*	Wonik Pne Co. Ltd.	940	22,882
*	Wonik QnC Corp.	2,435	52,633
	Woojin, Inc.	2,507	16,217
	Woori Financial Group, Inc.	35,314	434,446
	Woori Investment Bank Co. Ltd.	41,601	28,223
*	Woorison F&G Co. Ltd.	5,749	9,879
*	Woosu AMS Co. Ltd.	3,141	10,539
*	Woowon Development Co. Ltd.	2,680	10,132
*	Worldex Industry & Trading Co. Ltd.	1,485	34,213
	Y G-1 Co. Ltd.	1,686	11,620
	YAS Co. Ltd.	886	11,880
*	Y-entec Co. Ltd.	2,199	24,527
	Yeong Hwa Metal Co. Ltd.	8,106	9,759
*	YG Entertainment, Inc.	766	32,112
*	YG PLUS	3,007	15,874
*	YIK Corp.	4,133	19,518
	YMC Co. Ltd.	1,463	7,877
*	Yonwoo Co. Ltd.	716	12,052
	Youlchon Chemical Co. Ltd.	1,117	21,014
	Young Poong Corp.	19	9,840
	Young Poong Precision Corp.	1,259	9,291
*	Youngone Corp.	1,491	58,079
	Youngone Holdings Co. Ltd.	857	35,047
	Yuanta Securities Korea Co. Ltd.	9,670	28,344
	Yuhan Corp.	1,550	73,486

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co. Ltd.	2,649	$10,439
*	Zeus Co. Ltd.	1,299	25,526
	Zinus, Inc.	927	51,904
TOTAL SOUTH KOREA			64,799,375
TAIWAN — (24.8%)
	ABC Taiwan Electronics Corp.	17,000	14,163
	Abico Avy Co. Ltd.	18,000	16,217
	Ability Enterprise Co. Ltd.	30,000	30,065
	AcBel Polytech, Inc.	33,000	38,835
	Accton Technology Corp.	27,000	260,730
	Acer, Inc.	294,000	304,901
	ACES Electronic Co. Ltd.	12,882	21,886
	Acter Group Corp. Ltd.	5,000	39,845
	Action Electronics Co. Ltd.	31,000	14,378
	Addcn Technology Co. Ltd.	3,549	29,249
	Advanced Analog Technology, Inc.	4,000	10,775
	Advanced Ceramic X Corp.	4,000	45,953
	Advanced International Multitech Co. Ltd.	15,000	43,856
*	Advanced Optoelectronic Technology, Inc.	18,000	17,349
	Advanced Power Electronics Corp.	6,000	22,257
	Advancetek Enterprise Co. Ltd.	37,000	29,626
	Advantech Co. Ltd.	12,000	166,324
	Aerospace Industrial Development Corp.	47,000	49,173
*	AGV Products Corp.	45,000	17,160
	Airtac International Group	11,000	386,199
	Alchip Technologies Ltd.	4,000	138,771
	Alexander Marine Co. Ltd.	5,000	22,578
*	ALI Corp.	19,000	24,380
	All Ring Tech Co. Ltd.	6,000	26,198
	Allied Circuit Co. Ltd.	4,000	27,021
	Allis Electric Co. Ltd.	20,000	17,002
	Alltek Technology Corp.	15,000	15,489
	Alltop Technology Co. Ltd.	4,000	27,893
	Alpha Networks, Inc.	23,000	25,388
	Altek Corp.	35,000	60,576
	Amazing Microelectronic Corp.	6,000	43,816
*	Ambassador Hotel	28,000	31,061
*	AMICCOM Electronics Corp.	12,000	14,288
	Ampire Co. Ltd.	18,000	16,569
	AmTRAN Technology Co. Ltd.	96,000	57,228
	Anpec Electronics Corp.	6,000	52,025
	AP Memory Technology Corp.	4,000	59,473
	Apacer Technology, Inc.	10,000	16,122
	Apex International Co. Ltd.	12,000	50,148
	Apogee Optocom Co. Ltd.	7,000	17,294
	Arcadyan Technology Corp.	12,000	54,176
	Ardentec Corp.	52,000	99,986
	Argosy Research, Inc.	6,000	27,553
	ASE Technology Holding Co. Ltd.	251,000	914,165
	Asia Cement Corp.	140,000	224,305
	Asia Optical Co., Inc.	19,000	58,815
*	Asia Pacific Telecom Co. Ltd.	260,000	74,922
	Asia Polymer Corp.	45,000	58,192
	Asia Tech Image, Inc.	9,000	17,724
	Asia Vital Components Co. Ltd.	42,000	143,724
	ASMedia Technology, Inc.	2,000	115,321
	ASPEED Technology, Inc.	2,000	224,747
	ASROCK, Inc.	3,000	25,524

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	43,000	$562,160
	Aten International Co. Ltd.	8,000	23,577
	AU Optronics Corp.	1,003,000	745,658
	Audix Corp.	7,000	14,504
	AURAS Technology Co. Ltd.	9,000	72,329
	Aver Information, Inc.	9,000	18,884
	Axiomtek Co. Ltd.	9,000	18,957
	Bafang Yunji International Co. Ltd.	5,000	22,483
	Bank of Kaohsiung Co. Ltd.	65,000	31,684
	Basso Industry Corp.	17,000	25,501
	BenQ Materials Corp.	17,000	21,429
	BES Engineering Corp.	159,000	50,661
*	Billion Electric Co. Ltd.	19,000	14,564
	Bin Chuan Enterprise Co. Ltd.	17,000	14,013
	Bionet Corp.	11,000	14,541
	Bioteque Corp.	9,000	37,416
	Bizlink Holding, Inc.	13,000	141,619
	Bright Led Electronics Corp.	19,000	15,627
	Brighton-Best International Taiwan, Inc.	44,000	62,484
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	21,206
	Browave Corp.	12,000	17,264
	C Sun Manufacturing Ltd.	13,000	22,543
*	Cameo Communications, Inc.	36,000	12,803
	Capital Futures Corp.	12,000	16,590
	Capital Securities Corp.	198,000	116,806
	Career Technology MFG. Co. Ltd.	49,000	41,882
	Carnival Industrial Corp.	28,000	13,952
	Castles Technology Co. Ltd.	14,000	17,470
	Caswell, Inc.	5,000	16,958
	Catcher Technology Co. Ltd.	44,000	247,932
	Cathay Financial Holding Co. Ltd.	258,000	598,443
	Cathay Real Estate Development Co. Ltd.	73,000	49,762
	Cayman Engley Industrial Co. Ltd.	7,000	20,452
	Celxpert Energy Corp.	11,000	15,965
	Center Laboratories, Inc.	45,000	93,818
	Central Reinsurance Co. Ltd.	18,000	18,542
	Century Iron & Steel Industrial Co. Ltd.	15,000	58,356
	Chailease Holding Co. Ltd.	71,000	651,236
*	Chain Chon Industrial Co. Ltd.	23,032	16,123
*	Champion Building Materials Co. Ltd.	38,000	15,064
	Champion Microelectronic Corp.	7,000	16,443
	Chang Hwa Commercial Bank Ltd.	278,000	177,940
	Chang Wah Electromaterials, Inc.	33,000	42,839
	Chang Wah Technology Co. Ltd.	15,000	54,105
	Channel Well Technology Co. Ltd.	33,000	45,606
	Chant Sincere Co. Ltd.	10,000	25,372
	Charoen Pokphand Enterprise	19,000	56,884
	CHC Healthcare Group	16,000	20,849
	Chen Full International Co. Ltd.	11,000	15,836
	Chenbro Micom Co. Ltd.	5,000	15,091
	Cheng Loong Corp.	111,000	137,811
*	Cheng Mei Materials Technology Corp.	67,000	29,422
	Cheng Shin Rubber Industry Co. Ltd.	173,000	217,486
	Cheng Uei Precision Industry Co. Ltd.	47,000	64,642
	Chia Chang Co. Ltd.	14,000	24,346
	Chia Hsin Cement Corp.	73,000	52,825
	Chicony Electronics Co. Ltd.	56,000	179,685
	Chicony Power Technology Co. Ltd.	22,000	62,946
	Chief Telecom, Inc.	3,000	28,837

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chieftek Precision Co. Ltd.	6,000	$17,912
*	China Airlines Ltd.	350,000	304,998
	China Bills Finance Corp.	104,000	64,873
	China Chemical & Pharmaceutical Co. Ltd.	19,000	14,925
	China Development Financial Holding Corp.	577,000	384,899
	China Electric Manufacturing Corp.	29,000	19,171
	China General Plastics Corp.	49,000	59,042
	China Man-Made Fiber Corp.	147,000	50,586
	China Metal Products	41,000	49,452
	China Motor Corp.	22,000	48,824
*	China Petrochemical Development Corp.	437,490	194,706
	China Steel Chemical Corp.	15,000	62,472
	China Steel Corp.	756,000	925,199
	China Steel Structure Co. Ltd.	9,000	19,000
	Chinese Maritime Transport Ltd.	6,000	10,716
	Chin-Poon Industrial Co. Ltd.	43,000	54,068
	Chipbond Technology Corp.	84,000	209,504
	ChipMOS Technologies, Inc.	82,000	139,543
	Chlitina Holding Ltd.	7,000	53,197
	Chong Hong Construction Co. Ltd.	22,000	58,805
	Chroma ATE, Inc.	21,000	163,693
	Chun Yuan Steel Industry Co. Ltd.	53,000	41,338
	Chung Hsin Electric & Machinery Manufacturing Corp.	54,000	82,844
	Chung Hung Steel Corp.	93,000	126,815
	Chung Hwa Food Industrial Co. Ltd.	3,000	13,889
*	Chung Hwa Pulp Corp.	27,000	21,925
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	15,446
	Chunghwa Precision Test Tech Co. Ltd.	3,000	69,462
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,803	555,778
	Cleanaway Co., Ltd.	6,000	44,977
	Clevo Co.	47,000	52,347
	CMC Magnetics Corp.	122,000	46,869
	Compal Electronics, Inc.	284,000	259,714
	Compeq Manufacturing Co. Ltd.	124,000	192,005
	Concord Securities Co. Ltd.	56,000	28,213
	Continental Holdings Corp.	46,000	38,997
	Contrel Technology Co. Ltd.	22,000	15,344
	Coretronic Corp.	47,000	128,718
	Co-Tech Development Corp.	19,000	47,514
*	CSBC Corp. Taiwan	65,000	47,498
	CTBC Financial Holding Co. Ltd.	837,000	841,444
	CTCI Corp.	54,000	74,700
	Cub Elecparts, Inc.	4,000	26,140
	CviLux Corp.	10,000	16,183
	CX Technology Co. Ltd.	10,000	13,968
	Cyberlink Corp.	5,000	15,446
	CyberPower Systems, Inc.	3,000	7,423
	CyberTAN Technology, Inc.	42,000	39,370
	DA CIN Construction Co. Ltd.	34,000	40,208
*	Da-Li Development Co. Ltd.	24,000	25,993
	Darfon Electronics Corp.	26,000	42,517
*	Darwin Precisions Corp.	47,000	21,913
	Daxin Materials Corp.	5,000	22,046
	De Licacy Industrial Co. Ltd.	26,000	14,941
	Delta Electronics, Inc.	78,000	769,505
	Depo Auto Parts Ind Co. Ltd.	15,000	32,148
	Dimerco Express Corp.	17,000	60,112
	D-Link Corp.	69,000	41,620
	Draytek Corp.	16,000	15,239

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dynamic Electronics Co. Ltd.	31,000	$23,312
	Dynapack International Technology Corp.	13,000	48,132
	E & R Engineering Corp.	7,000	17,977
	E Ink Holdings, Inc.	35,000	190,767
	E.Sun Financial Holding Co. Ltd.	442,000	464,803
	Eastern Media International Corp.	31,000	38,123
	Eclat Textile Co. Ltd.	12,000	266,214
	ECOVE Environment Corp.	2,000	17,046
	Edimax Technology Co. Ltd.	40,000	20,021
	Edison Opto Corp.	21,000	15,422
	Edom Technology Co. Ltd.	15,000	17,861
	eGalax_eMPIA Technology, Inc.	6,000	15,959
	Egis Technology, Inc.	6,000	23,758
	Elan Microelectronics Corp.	40,000	237,476
	E-LIFE MALL Corp.	5,000	14,745
	Elite Advanced Laser Corp.	13,000	24,927
	Elite Material Co. Ltd.	23,000	224,261
	Elite Semiconductor Microelectronics Technology, Inc.	34,000	180,510
	Elitegroup Computer Systems Co. Ltd.	37,000	26,428
	eMemory Technology, Inc.	4,000	233,520
	Emerging Display Technologies Corp.	24,000	15,770
	Ennoconn Corp.	7,272	56,304
*	Ennostar, Inc.	65,000	215,388
*	Epileds Technologies, Inc.	19,000	16,890
	Eris Technology Corp.	3,000	25,370
	Eson Precision Ind Co. Ltd.	9,000	19,845
	Eternal Materials Co. Ltd.	83,000	109,981
	Eurocharm Holdings Co. Ltd.	4,000	21,619
*	Eva Airways Corp.	199,000	177,648
*	Everest Textile Co. Ltd.	45,000	14,901
	Evergreen International Storage & Transport Corp.	61,000	63,501
	Evergreen Marine Corp. Taiwan Ltd.	248,000	1,052,197
	Evergreen Steel Corp.	20,000	37,649
	Everlight Chemical Industrial Corp.	57,000	49,283
	Everlight Electronics Co. Ltd.	62,000	122,959
*	Everspring Industry Co. Ltd.	21,000	15,472
	Excel Cell Electronic Co. Ltd.	19,000	16,294
	Excelliance Mos Corp.	3,000	20,099
	Excelsior Medical Co. Ltd.	8,000	16,572
	Far Eastern Department Stores Ltd.	86,000	65,085
	Far Eastern International Bank	229,000	90,822
	Far Eastern New Century Corp.	208,000	217,895
	Far EasTone Telecommunications Co. Ltd.	171,000	400,799
	Farglory F T Z Investment Holding Co. Ltd.	9,000	21,479
	Farglory Land Development Co. Ltd.	26,000	60,073
	Federal Corp.	28,000	27,600
	Feedback Technology Corp.	7,000	20,098
	Feng Hsin Steel Co. Ltd.	39,000	117,107
	Feng TAY Enterprise Co. Ltd.	22,000	180,426
	First Copper Technology Co. Ltd.	14,000	21,726
	First Financial Holding Co. Ltd.	470,000	427,991
	First Hi-Tec Enterprise Co. Ltd.	7,000	13,956
*	First Steamship Co. Ltd.	84,000	35,217
	FIT Holding Co. Ltd.	20,000	22,765
	FLEXium Interconnect, Inc.	44,000	156,197
	Flytech Technology Co. Ltd.	9,000	24,003
	FOCI Fiber Optic Communications, Inc.	14,000	15,020
	Forcecon Tech Co. Ltd.	7,000	20,425
	Formosa Advanced Technologies Co. Ltd.	26,000	36,345

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Chemicals & Fibre Corp.	162,000	$464,384
	Formosa International Hotels Corp.	6,000	31,948
*	Formosa Laboratories, Inc.	12,000	23,881
	Formosa Oilseed Processing Co. Ltd.	10,000	19,660
	Formosa Petrochemical Corp.	45,000	157,049
	Formosa Plastics Corp.	141,000	540,660
	Formosa Sumco Technology Corp.	4,000	41,858
	Formosa Taffeta Co. Ltd.	112,000	115,856
	Formosan Rubber Group, Inc.	22,000	17,517
	Formosan Union Chemical	40,000	32,522
*	Forward Electronics Co. Ltd.	23,143	15,452
	Foxconn Technology Co. Ltd.	69,000	151,997
	Foxsemicon Integrated Technology, Inc.	7,000	57,880
	Froch Enterprise Co. Ltd.	17,000	17,190
	FSP Technology, Inc.	21,000	32,810
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,000	16,446
	Fubon Financial Holding Co. Ltd.	384,000	1,059,653
	Fulgent Sun International Holding Co. Ltd.	14,000	54,245
*	Fulltech Fiber Glass Corp.	39,000	21,931
	Fusheng Precision Co. Ltd.	10,000	71,108
	Fwusow Industry Co. Ltd.	21,000	14,742
	G Shank Enterprise Co. Ltd.	21,000	45,971
	Gamania Digital Entertainment Co. Ltd.	14,000	32,709
*	GCS Holdings, Inc.	9,000	14,639
	GEM Services, Inc.	7,000	22,051
	Gemtek Technology Corp.	39,000	44,255
	General Interface Solution Holding Ltd.	34,000	118,740
	Generalplus Technology, Inc.	7,000	15,594
	GeneReach Biotechnology Corp.	6,000	20,811
	Genius Electronic Optical Co. Ltd.	8,000	139,650
	GeoVision, Inc.	14,000	14,548
	Getac Technology Corp.	36,000	70,591
	GFC Ltd.	7,000	16,635
	Giant Manufacturing Co. Ltd.	29,000	335,887
*	Giantplus Technology Co. Ltd.	35,000	15,086
	Gigabyte Technology Co. Ltd.	55,000	283,803
	Gigasolar Materials Corp.	3,000	19,686
	Ginko International Co. Ltd.	7,000	69,414
	Global Brands Manufacture Ltd.	32,000	41,587
	Global Lighting Technologies, Inc.	12,000	32,943
	Global Mixed Mode Technology, Inc.	9,000	76,750
	Global PMX Co. Ltd.	7,000	39,996
	Global Unichip Corp.	5,000	87,793
	Globalwafers Co. Ltd.	12,000	342,468
	Gloria Material Technology Corp.	44,000	32,606
*	Glotech Industrial Corp.	18,000	18,211
*	GMI Technology, Inc.	18,000	15,122
	Gold Circuit Electronics Ltd.	51,000	142,017
	Goldsun Building Materials Co. Ltd.	111,000	103,656
	Good Will Instrument Co. Ltd.	15,000	14,489
	Gourmet Master Co. Ltd.	12,000	46,049
	Grand Fortune Securities Co. Ltd.	27,000	19,094
	Grand Pacific Petrochemical	108,000	105,267
	Grand Process Technology Corp.	3,000	36,268
	Grape King Bio Ltd.	12,000	67,547
	Great China Metal Industry	13,000	12,315
	Great Taipei Gas Co. Ltd.	36,000	42,635
	Great Tree Pharmacy Co. Ltd.	4,000	29,253
	Great Wall Enterprise Co. Ltd.	53,000	100,215

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Greatek Electronics, Inc.	36,000	$96,564
	Hannstar Board Corp.	39,000	59,431
	HannsTouch Solution, Inc.	59,000	31,499
	Harmony Electronics Corp.	9,000	15,938
	Harvatek Corp.	22,000	19,958
	Heran Co. Ltd.	4,000	17,317
	Hey Song Corp.	32,000	40,830
	Highlight Tech Corp.	12,000	23,141
	Highwealth Construction Corp.	78,000	131,948
	Hiroca Holdings Ltd.	9,000	17,586
	Hitron Technology, Inc.	19,000	14,374
	Hiwin Technologies Corp.	25,000	242,057
	Ho Tung Chemical Corp.	96,000	37,325
	Hocheng Corp.	28,000	15,161
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	13,557
	Holiday Entertainment Co. Ltd.	7,000	14,877
	Holtek Semiconductor, Inc.	19,000	70,789
	Holy Stone Enterprise Co. Ltd.	13,000	54,943
	Hon Hai Precision Industry Co. Ltd.	434,000	1,622,694
	Hong Pu Real Estate Development Co. Ltd.	22,000	17,472
	Hong TAI Electric Industrial	26,000	22,785
	Horizon Securities Co. Ltd.	34,000	19,607
	Hotai Finance Co. Ltd.	15,000	57,606
	Hotai Motor Co. Ltd.	13,000	284,700
	Hsin Kuang Steel Co. Ltd.	31,000	59,326
	Hsin Yung Chien Co. Ltd.	6,000	25,818
	Hsing TA Cement Co.	21,000	15,218
*	HTC Corp.	39,000	92,313
	Hu Lane Associate, Inc.	7,000	32,130
	HUA ENG Wire & Cable Co. Ltd.	29,000	20,773
*	Hua Jung Components Co. Ltd.	30,000	15,100
	Hua Nan Financial Holdings Co. Ltd.	387,000	306,642
	Hua Yu Lien Development Co. Ltd.	7,000	14,468
	Huaku Development Co. Ltd.	29,000	95,127
	Huang Hsiang Construction Corp.	15,000	21,288
	Huikwang Corp.	14,000	16,033
	Hung Ching Development & Construction Co. Ltd.	21,000	22,181
	Hung Sheng Construction Ltd.	45,000	38,708
	Hwa Fong Rubber Industrial Co. Ltd.	18,000	10,487
	Hycon Technology Corp.	4,000	24,266
	Ibase Technology, Inc.	21,000	29,427
	IBF Financial Holdings Co. Ltd.	256,000	148,440
	Ichia Technologies, Inc.	28,000	16,285
*	Ideal Bike Corp.	35,000	15,031
	IEI Integration Corp.	17,000	27,427
	Infortrend Technology, Inc.	28,000	16,533
	Info-Tek Corp.	10,000	19,834
	Innodisk Corp.	7,000	49,200
	Innolux Corp.	1,147,000	720,444
	Inpaq Technology Co. Ltd.	11,000	24,218
	Insyde Software Corp.	5,000	14,892
	Integrated Service Technology, Inc.	10,000	18,047
	International CSRC Investment Holdings Co.	74,000	66,718
	International Games System Co. Ltd.	7,000	180,875
	Inventec Corp.	190,000	174,279
	Iron Force Industrial Co. Ltd.	7,000	17,101
	I-Sheng Electric Wire & Cable Co. Ltd.	11,000	16,869
	ITE Technology, Inc.	21,000	77,800
	ITEQ Corp.	24,000	110,321

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jarllytec Co. Ltd.	9,000	$20,909
	Jentech Precision Industrial Co. Ltd.	6,000	86,562
	Jess-Link Products Co. Ltd.	8,000	11,600
	Jia Wei Lifestyle, Inc.	8,000	21,756
	JMC Electronics Co. Ltd.	8,000	14,863
	Johnson Health Tech Co. Ltd.	11,000	21,357
	Jourdeness Group Ltd.	6,000	15,218
	K Laser Technology, Inc.	20,000	16,594
	Kaori Heat Treatment Co. Ltd.	8,000	15,095
	KEE TAI Properties Co. Ltd.	44,000	19,014
	Kenda Rubber Industrial Co. Ltd.	80,000	87,285
	Kenmec Mechanical Engineering Co. Ltd.	21,000	20,001
	Kerry TJ Logistics Co. Ltd.	19,000	31,032
	Key Ware Electronics Co. Ltd.	30,000	14,347
	KHGEARS International Ltd.	5,000	16,341
	Kindom Development Co. Ltd.	49,000	63,183
	King Slide Works Co. Ltd.	6,000	97,751
	King Yuan Electronics Co. Ltd.	164,000	271,854
	King's Town Bank Co. Ltd.	91,000	133,914
	Kinik Co.	10,000	35,809
*	Kinko Optical Co. Ltd.	17,000	19,866
	Kinpo Electronics	155,000	84,286
	Kinsus Interconnect Technology Corp.	25,000	189,052
	KMC Kuei Meng International, Inc.	10,000	69,019
	Ko Ja Cayman Co. Ltd.	6,000	15,177
	KS Terminals, Inc.	12,000	36,433
	Kung Long Batteries Industrial Co. Ltd.	4,000	19,779
	Kung Sing Engineering Corp.	50,000	14,790
	Kuo Toong International Co. Ltd.	22,000	16,274
	Kuo Yang Construction Co. Ltd.	21,000	17,592
	Kwong Lung Enterprise Co. Ltd.	8,000	11,739
	L&K Engineering Co. Ltd.	19,000	20,451
*	LAN FA Textile	32,000	13,597
	Land Mark Optoelectronics Corp.	7,000	49,973
	Lanner Electronics, Inc.	13,000	24,889
	Largan Precision Co., Ltd.	6,000	437,909
	Laser Tek Taiwan Co. Ltd.	14,000	18,203
	Leader Electronics, Inc.	25,000	12,918
	Leadtrend Technology Corp.	4,000	19,309
*	Lealea Enterprise Co. Ltd.	75,000	28,105
	Lelon Electronics Corp.	8,000	18,750
	Leo Systems, Inc.	17,000	15,458
*	Li Peng Enterprise Co. Ltd.	49,000	16,513
	Lian HWA Food Corp.	7,000	17,760
	Lien Hwa Industrial Holdings Corp.	57,000	126,312
*	Lingsen Precision Industries Ltd.	31,000	26,806
	Lite-On Technology Corp.	182,000	420,348
*	Long Bon International Co. Ltd.	23,000	14,616
	Long Da Construction & Development Corp.	26,000	20,748
	Longchen Paper & Packaging Co. Ltd.	82,000	66,833
	Longwell Co.	10,000	18,169
	Lotes Co. Ltd.	4,000	105,129
	Lotus Pharmaceutical Co. Ltd.	10,000	31,321
	Lumax International Corp. Ltd.	15,000	39,788
	Lung Yen Life Service Corp.	26,000	40,088
	Macauto Industrial Co. Ltd.	8,000	21,771
	Machvision, Inc.	5,000	43,509
	Macroblock, Inc.	4,000	24,556
	Macronix International Co. Ltd.	168,000	256,218

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	$25,304
	Makalot Industrial Co. Ltd.	19,000	160,042
	Marketech International Corp.	7,000	42,156
	Materials Analysis Technology, Inc.	6,000	30,798
	Mayer Steel Pipe Corp.	14,000	15,037
	Mechema Chemicals International Corp.	4,000	20,024
	MediaTek, Inc.	57,000	2,263,994
	Mega Financial Holding Co. Ltd.	490,000	655,805
	Mercuries & Associates Holding Ltd.	49,000	37,797
*	Mercuries Life Insurance Co. Ltd.	182,000	61,043
	Merida Industry Co. Ltd.	11,000	116,085
	Merry Electronics Co. Ltd.	17,000	55,005
	Micro-Star International Co. Ltd.	75,000	419,504
	Mildef Crete, Inc.	7,000	15,121
*	MIN AIK Technology Co. Ltd.	17,000	14,238
	Mirle Automation Corp.	15,000	23,085
	Mitac Holdings Corp.	108,000	127,677
	momo.com, Inc.	2,000	81,726
	MOSA Industrial Corp.	12,000	16,532
	MPI Corp.	6,000	23,804
	Nak Sealing Technologies Corp.	6,000	19,790
	Namchow Holdings Co. Ltd.	21,000	37,071
	Nan Pao Resins Chemical Co. Ltd.	5,000	25,216
	Nan Ren Lake Leisure Amusement Co. Ltd.	29,000	14,674
	Nan Ya Plastics Corp.	276,000	871,537
	Nan Ya Printed Circuit Board Corp.	9,000	158,043
	Nanya Technology Corp.	83,000	220,491
	Netronix, Inc.	9,000	17,010
*	Newmax Technology Co. Ltd.	11,000	14,265
	Nichidenbo Corp.	16,000	30,075
	Nien Hsing Textile Co. Ltd.	18,000	13,291
	Nien Made Enterprise Co. Ltd.	15,000	211,575
	Niko Semiconductor Co. Ltd.	6,000	14,975
	Nishoku Technology, Inc.	5,000	15,410
	Nova Technology Corp.	3,000	17,564
	Novatek Microelectronics Corp.	41,000	721,036
	Nuvoton Technology Corp.	15,000	79,936
	Nyquest Technology Co. Ltd.	4,000	22,300
	O-Bank Co. Ltd.	149,000	46,104
	Ocean Plastics Co. Ltd.	22,000	26,590
*	Oneness Biotech Co. Ltd.	8,000	69,180
*	Optimax Technology Corp.	21,946	21,339
	OptoTech Corp.	22,000	47,618
*	Orient Semiconductor Electronics Ltd.	32,000	27,006
*	Oriental Union Chemical Corp.	67,000	49,811
	O-TA Precision Industry Co. Ltd.	6,000	31,802
	Pacific Hospital Supply Co. Ltd.	7,000	19,071
	Paiho Shih Holdings Corp.	14,000	18,011
	Pan German Universal Motors Ltd.	3,000	22,714
	Pan-International Industrial Corp.	48,000	64,688
	Parade Technologies Ltd.	5,000	369,146
	Parpro Corp.	14,000	13,883
	PChome Online, Inc.	14,000	55,345
	PCL Technologies, Inc.	5,000	14,228
	Pegatron Corp.	137,000	344,376
	Pegavision Corp.	2,000	28,953
	PharmaEngine, Inc.	10,000	21,998
	Phison Electronics Corp.	13,000	215,463
	Phoenix Silicon International Corp.	13,000	23,525

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	20,000	$14,757
	Pixart Imaging, Inc.	13,000	65,668
	Pou Chen Corp.	151,000	175,553
	Power Wind Health Industry, Inc.	5,000	22,501
	Powertech Technology, Inc.	93,000	331,470
	Poya International Co. Ltd.	7,000	106,832
	President Chain Store Corp.	27,000	257,880
	President Securities Corp.	97,000	78,612
	Primax Electronics Ltd.	46,000	89,679
	Prince Housing & Development Corp.	149,000	69,722
	Promate Electronic Co. Ltd.	21,000	31,444
	Prosperity Dielectrics Co. Ltd.	12,000	24,325
	Qisda Corp.	129,000	139,660
	Qualipoly Chemical Corp.	7,000	10,555
	Quang Viet Enterprise Co. Ltd.	5,000	21,682
	Quanta Computer, Inc.	154,000	521,242
	Quanta Storage, Inc.	24,000	38,829
	Quintain Steel Co. Ltd.	33,000	21,145
	Radiant Opto-Electronics Corp.	58,000	214,722
	Radium Life Tech Co. Ltd.	113,000	44,815
*	RDC Semiconductor Co. Ltd.	4,000	69,072
	Realtek Semiconductor Corp.	20,000	388,003
	Rechi Precision Co. Ltd.	38,000	24,842
	Rexon Industrial Corp. Ltd.	19,000	30,717
	Rich Development Co. Ltd.	40,000	13,201
*	Ritek Corp.	79,000	27,263
*	Roo Hsing Co. Ltd.	63,000	14,117
*	Rotam Global Agrosciences Ltd.	20,000	18,299
	Ruentex Development Co. Ltd.	85,000	197,923
	Ruentex Engineering & Construction Co.	6,000	26,816
	Ruentex Industries Ltd.	34,000	117,661
	Run Long Construction Co. Ltd.	23,000	45,336
	Sampo Corp.	44,000	48,253
	San Fang Chemical Industry Co. Ltd.	19,000	13,852
	San Shing Fastech Corp.	7,000	14,294
	Sanyang Motor Co. Ltd.	60,000	58,371
	Savior Lifetec Corp.	24,000	14,769
	SCI Pharmtech, Inc.	6,000	17,846
	ScinoPharm Taiwan Ltd.	17,000	14,293
	SDI Corp.	11,000	61,720
	Sea Sonic Electronics Co. Ltd.	6,000	16,541
	Senao Networks, Inc.	5,000	19,425
	Sensortek Technology Corp.	3,000	49,638
	Sercomm Corp.	21,000	59,269
	Sesoda Corp.	21,000	24,103
	Shanghai Commercial & Savings Bank Ltd.	239,000	403,216
	Sheng Yu Steel Co. Ltd.	13,000	13,851
	ShenMao Technology, Inc.	8,000	20,965
	Shih Her Technologies, Inc.	7,000	17,740
*	Shih Wei Navigation Co. Ltd.	33,153	44,328
	Shihlin Electric & Engineering Corp.	32,000	59,738
	Shin Foong Specialty & Applied Materials Co. Ltd.	2,000	10,843
	Shin Kong Financial Holding Co. Ltd.	817,000	329,340
	Shin Ruenn Development Co. Ltd.	16,000	14,894
	Shin Zu Shing Co. Ltd.	19,000	63,422
*	Shining Building Business Co. Ltd.	50,000	18,618
	Shinkong Insurance Co. Ltd.	22,000	38,008
	Shinkong Synthetic Fibers Corp.	138,000	96,619
	Shinkong Textile Co. Ltd.	8,000	12,250

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shiny Chemical Industrial Co. Ltd.	9,000	$54,517
	ShunSin Technology Holding Ltd.	4,000	12,870
*	Shuttle, Inc.	38,000	19,746
	Sigurd Microelectronics Corp.	60,000	124,341
	Silergy Corp.	3,000	405,493
	Silicon Optronics, Inc.	6,000	25,660
	Simplo Technology Co. Ltd.	16,000	182,977
	Sinbon Electronics Co. Ltd.	12,000	116,712
	Sincere Navigation Corp.	36,000	32,656
	Singatron Enterprise Co. Ltd.	16,000	15,380
	Sinher Technology, Inc.	9,000	13,046
	Sinmag Equipment Corp.	5,000	18,790
	Sino-American Silicon Products, Inc.	41,000	320,921
	Sinon Corp.	52,000	52,783
	SinoPac Financial Holdings Co. Ltd.	686,000	410,444
	Sinopower Semiconductor, Inc.	4,000	19,594
	Sinyi Realty, Inc.	21,000	26,190
	Siward Crystal Technology Co. Ltd.	16,000	19,145
	Soft-World International Corp.	6,000	19,743
	Solar Applied Materials Technology Corp.	35,000	60,189
	Solteam, Inc.	7,000	20,808
	Sonix Technology Co. Ltd.	8,000	24,222
	Southeast Cement Co. Ltd.	21,000	14,586
	Sporton International, Inc.	8,000	60,658
	St Shine Optical Co. Ltd.	5,000	52,546
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	15,122
	Standard Foods Corp.	35,000	64,931
	Stark Technology, Inc.	9,000	26,898
*	Sun Yad Construction Co. Ltd.	24,000	20,035
	Sunjuice Holdings Co. Ltd.	1,000	11,310
	Sunny Friend Environmental Technology Co. Ltd.	6,000	42,779
	Sunonwealth Electric Machine Industry Co. Ltd.	19,000	29,487
	Sunplus Innovation Technology, Inc.	4,000	19,059
	Sunplus Technology Co. Ltd.	22,000	27,755
	Sunrex Technology Corp.	14,000	22,044
	Sunspring Metal Corp.	17,000	16,519
	Superior Plating Technology Co. Ltd.	7,000	17,361
	Supreme Electronics Co. Ltd.	50,000	88,454
	Swancor Holding Co. Ltd.	8,000	25,657
	Symtek Automation Asia Co. Ltd.	6,000	25,252
	Syncmold Enterprise Corp.	14,000	34,743
	Synmosa Biopharma Corp.	35,000	29,386
	Synnex Technology International Corp.	82,000	201,940
	Systex Corp.	18,000	55,091
	TA Chen Stainless Pipe	163,000	263,258
	Ta Liang Technology Co. Ltd.	5,000	13,900
	Ta Ya Electric Wire & Cable	67,000	56,141
	Tah Hsin Industrial Corp.	5,720	17,517
	TA-I Technology Co. Ltd.	14,000	30,985
*	Tai Tung Communication Co. Ltd.	12,000	7,747
	Taichung Commercial Bank Co. Ltd.	374,000	179,897
	TaiDoc Technology Corp.	6,000	40,452
	Taiflex Scientific Co. Ltd.	21,000	35,189
	Taimide Tech, Inc.	15,000	22,369
	Tainan Spinning Co. Ltd.	128,000	113,410
	Taishin Financial Holding Co. Ltd.	708,000	506,315
	Taisun Enterprise Co. Ltd.	17,000	16,502
	TAI-TECH Advanced Electronics Co. Ltd.	6,000	26,683
	Taiwan Business Bank	433,000	161,505

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cement Corp.	234,000	$397,970
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	20,623
	Taiwan Cogeneration Corp.	37,000	49,546
	Taiwan Cooperative Financial Holding Co. Ltd.	428,000	410,649
	Taiwan FamilyMart Co. Ltd.	5,000	43,508
	Taiwan Fertilizer Co. Ltd.	56,000	136,143
	Taiwan Fire & Marine Insurance Co. Ltd.	25,000	18,344
	Taiwan FU Hsing Industrial Co. Ltd.	20,000	29,974
	Taiwan Glass Industry Corp.	94,000	80,400
	Taiwan High Speed Rail Corp.	140,000	144,215
	Taiwan Hon Chuan Enterprise Co. Ltd.	38,000	98,322
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	15,000	32,720
*	Taiwan IC Packaging Corp.	23,000	16,832
	Taiwan Line Tek Electronic	14,000	14,248
	Taiwan Mobile Co. Ltd.	92,000	330,685
	Taiwan Navigation Co. Ltd.	24,000	28,175
	Taiwan Paiho Ltd.	29,000	84,515
	Taiwan PCB Techvest Co. Ltd.	33,000	55,999
	Taiwan Pelican Express Co. Ltd.	7,000	21,133
	Taiwan Sakura Corp.	19,000	46,047
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,747
	Taiwan Secom Co. Ltd.	29,000	106,500
	Taiwan Semiconductor Co. Ltd.	20,000	50,380
	Taiwan Semiconductor Manufacturing Co. Ltd.	724,000	16,740,318
	Taiwan Shin Kong Security Co. Ltd.	40,000	56,699
	Taiwan Styrene Monomer	59,000	35,991
	Taiwan Surface Mounting Technology Corp.	24,000	115,236
*	Taiwan TEA Corp.	66,000	50,694
	Taiwan Union Technology Corp.	23,000	77,620
	Taiyen Biotech Co. Ltd.	14,000	16,818
*	Tatung Co. Ltd.	110,000	115,674
	TBI Motion Technology Co. Ltd.	7,000	11,620
	TCI Co. Ltd.	10,000	70,166
	Teco Electric & Machinery Co. Ltd.	117,000	125,166
	Tehmag Foods Corp.	2,000	20,882
	Test Research, Inc.	15,000	31,814
	Test Rite International Co. Ltd.	17,000	13,229
	Tex-Ray Industrial Co. Ltd.	32,000	15,936
	Thermaltake Technology Co. Ltd.	12,000	16,602
	Thinking Electronic Industrial Co. Ltd.	7,000	37,020
	Thye Ming Industrial Co. Ltd.	10,000	13,499
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	15,506
	Ton Yi Industrial Corp.	77,000	39,140
	Tong Hsing Electronic Industries Ltd.	16,000	157,485
	Tong Ming Enterprise Co. Ltd.	9,000	19,036
	Tong Yang Industry Co. Ltd.	64,000	73,303
	Top Bright Holding Co. Ltd.	4,000	17,903
	Topco Scientific Co. Ltd.	18,000	108,483
	Topco Technologies Corp.	5,000	14,959
	Topkey Corp.	7,000	33,909
	Topoint Technology Co. Ltd.	14,000	19,621
	TPK Holding Co. Ltd.	52,000	74,954
	Transcend Information, Inc.	24,000	61,099
	Transcom, Inc.	5,000	29,310
	Trigold Holdings Ltd.	12,000	14,288
	Tripod Technology Corp.	39,000	182,072
*	TrueLight Corp.	12,000	10,981
	Tsann Kuen Enterprise Co. Ltd.	12,000	15,053
	TSC Auto ID Technology Co. Ltd.	3,000	21,250

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSRC Corp.	55,000	$74,571
	Ttet Union Corp.	3,000	16,689
	TTFB Co. Ltd.	3,000	23,209
	TTY Biopharm Co. Ltd.	17,000	41,479
	Tung Ho Steel Enterprise Corp.	78,000	192,577
	Tung Thih Electronic Co. Ltd.	10,000	52,044
	Turvo International Co. Ltd.	5,000	19,087
	TXC Corp.	52,000	178,151
	TYC Brother Industrial Co. Ltd.	21,000	14,242
*	Tycoons Group Enterprise	45,000	19,639
	Tyntek Corp.	20,000	19,231
	UDE Corp.	11,000	16,971
	U-Ming Marine Transport Corp.	40,000	78,995
	Unic Technology Corp.	21,000	15,441
	Unimicron Technology Corp.	48,000	359,844
*	Union Bank Of Taiwan	218,000	112,734
	Uni-President Enterprises Corp.	253,000	620,095
*	Unitech Printed Circuit Board Corp.	82,000	53,015
	United Integrated Services Co. Ltd.	19,000	121,217
	United Microelectronics Corp., Sponsored ADR	78,700	773,621
	United Microelectronics Corp.	262,000	547,396
	Univacco Technology, Inc.	17,000	16,006
	Universal Cement Corp.	46,000	35,464
	Universal Vision Biotechnology Co. Ltd.	3,000	29,207
	Universal, Inc.	12,000	21,050
	Unizyx Holding Corp.	20,000	21,616
	UPC Technology Corp.	124,000	93,394
	Userjoy Technology Co. Ltd.	6,000	18,167
	USI Corp.	108,000	109,151
	U-Tech Media Corp.	25,000	16,561
	Utechzone Co. Ltd.	7,000	24,678
	UVAT Technology Co. Ltd.	9,000	18,947
	Vanguard International Semiconductor Corp.	56,000	270,139
	Ventec International Group Co. Ltd.	8,000	33,352
	Viking Tech Corp.	11,000	30,407
	Visual Photonics Epitaxy Co. Ltd.	15,000	70,778
	Voltronic Power Technology Corp.	4,000	206,141
	Wafer Works Corp.	34,000	97,333
	Waffer Technology Corp.	24,000	27,530
	Wah Lee Industrial Corp.	20,000	73,425
	Walsin Lihwa Corp.	165,000	156,566
	Walsin Technology Corp.	28,000	156,259
	Walton Advanced Engineering, Inc.	32,000	20,175
	Wan Hai Lines Ltd.	44,000	241,199
*	WEI Chih Steel Industrial Co. Ltd.	14,000	18,581
	Wei Chuan Foods Corp.	43,000	33,423
	Weikeng Industrial Co. Ltd.	52,000	56,905
	Well Shin Technology Co. Ltd.	13,000	22,210
	Wholetech System Hitech Ltd.	11,000	18,736
	Win Semiconductors Corp.	23,000	284,931
	Winbond Electronics Corp.	320,000	357,155
	Winmate, Inc.	6,000	16,830
	Winstek Semiconductor Co. Ltd.	14,000	15,021
	WinWay Technology Co. Ltd.	3,000	40,273
	Wisdom Marine Lines Co. Ltd.	38,000	103,238
	Wistron Corp.	287,000	326,223
	Wistron NeWeb Corp.	32,000	82,192
	Wiwynn Corp.	8,000	293,269
	Wowprime Corp.	9,000	41,243

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	114,000	$224,745
	WT Microelectronics Co. Ltd.	46,000	143,195
	WUS Printed Circuit Co. Ltd.	21,000	24,519
	XinTec, Inc.	19,000	88,587
	Xxentria Technology Materials Corp.	20,000	48,097
	Yageo Corp.	31,000	528,325
*	Yang Ming Marine Transport Corp.	167,000	618,553
	YC INOX Co. Ltd.	41,000	44,868
	Yea Shin International Development Co. Ltd.	13,000	10,678
	Yem Chio Co. Ltd.	50,000	26,965
	Yen Sun Technology Corp.	14,000	18,182
	Yeong Guan Energy Technology Group Co. Ltd.	10,000	22,515
	YFY, Inc.	107,000	128,760
	Yi Jinn Industrial Co. Ltd.	31,000	20,376
*	Yieh Phui Enterprise Co. Ltd.	107,000	85,286
	Yonyu Plastics Co. Ltd.	12,000	15,087
	Young Fast Optoelectronics Co. Ltd.	15,000	14,381
	Youngtek Electronics Corp.	14,000	42,229
	Yuanta Financial Holding Co. Ltd.	446,000	410,065
	Yuanta Futures Co. Ltd.	7,000	12,536
	Yuen Chang Stainless Steel Co. Ltd.	18,000	20,850
	Yuen Foong Yu Consumer Products Co. Ltd.	27,000	46,933
	Yulon Finance Corp.	18,000	114,662
	Yulon Motor Co. Ltd.	77,000	114,942
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	15,834
	Yungshin Construction & Development Co. Ltd.	9,000	21,184
	YungShin Global Holding Corp.	17,000	26,108
	Zeng Hsing Industrial Co. Ltd.	5,000	26,056
	Zenitron Corp.	19,000	22,446
	Zero One Technology Co. Ltd.	11,580	18,189
	Zhen Ding Technology Holding Ltd.	66,000	227,511
	Zhen Yu Hardware Co., Ltd.	4,000	17,369
	Zhong Yang Technology Co. Ltd.	10,000	18,698
	Zig Sheng Industrial Co. Ltd.	38,000	20,977
	ZillTek Technology Corp.	3,000	43,752
*	Zinwell Corp.	33,000	22,656
	Zippy Technology Corp.	11,000	16,780
	ZongTai Real Estate Development Co. Ltd.	19,000	26,855
TOTAL TAIWAN			85,542,253
THAILAND — (3.3%)
	Advanced Info Service PCL	52,800	348,881
	Advanced Information Technology	92,500	16,808
	AEON Thana Sinsap Thailand PCL	10,400	57,162
	AGRIPURE HOLDING FOREIGN	46,200	0
	AgriPure Holdings PLC	92,400	18,178
	AI Energy PCL	53,500	6,652
*	Airports of Thailand PCL	195,400	374,133
	Amata Corp. PCL	99,600	64,017
*	Ananda Development PCL	480,300	22,504
	AP Thailand PCL	266,500	81,643
	Asia Plus Group Holdings PCL	335,500	37,686
	Asia Sermkij Leasing PCL	44,300	65,196
	Asian Insulators PCL	64,800	13,234
	Asian Sea Corp. PCL, Class F	44,200	21,904
*	Asset World Corp. PCL	361,100	53,143
	B Grimm Power PCL	47,700	50,859
	Bangchak Corp. PCL	158,000	131,686
*	Bangkok Airways PCL	74,800	20,893

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Bank PCL	74,300	$301,261
	Bangkok Chain Hospital PCL	132,500	74,418
	Bangkok Commercial Asset Management PCL	125,900	77,140
	Bangkok Dusit Medical Services PCL, Class F	321,500	216,297
	Bangkok Expressway & Metro PCL	410,500	101,099
	Bangkok Insurance PCL	2,900	23,169
	Bangkok Land PCL	847,100	26,969
	Bangkok Life Assurance PCL	42,000	53,927
	Banpu PCL	465,100	155,057
	Banpu Power PCL	65,300	33,145
	BCPG PCL	101,900	37,032
*	BEC World PCL	83,500	33,355
	Berli Jucker PCL	82,200	78,386
*	Better World Green PCL	857,700	28,852
	BG Container Glass PCL	65,500	20,656
	BTS Group Holdings PCL	391,900	108,289
	Bumrungrad Hospital PCL	12,700	53,783
	Business Online PCL	31,100	13,918
	Cal-Comp Electronics Thailand PCL, Class F	108,600	9,720
	Carabao Group PCL, Class F	22,100	67,372
	Central Pattana PCL	91,800	149,577
*	Central Plaza Hotel PCL	22,300	23,442
	Central Retail Corp. PCL	78,200	79,856
	CH Karnchang PCL	121,400	76,935
	Charoen Pokphand Foods PCL	425,400	322,611
	Chularat Hospital PCL, Class F	688,400	68,230
	CK Power PCL	278,900	42,721
	Com7 PCL, Class F	44,800	105,625
*	Country Group Holdings PCL, Class F	655,000	34,624
	Delta Electronics Thailand PCL	14,200	147,992
*	Demco PCL	163,000	18,603
*	DOD Biotech PCL	63,800	21,270
	Dohome PCL	40,700	27,015
	Eastern Polymer Group PCL, Class F	103,100	31,585
	Eastern Power Group PCL	102,900	19,316
	Ekachai Medical Care PCL	78,800	17,277
	Electricity Generating PCL	22,600	115,393
	Energy Absolute PCL	67,600	181,207
*	Esso Thailand PCL	180,300	41,697
	Forth Corp. PCL	49,500	28,842
*	General Engineering PCL	986,800	11,559
	GFPT PCL	95,700	39,378
	Global Green Chemicals PCL, Class F	58,600	24,464
	Global Power Synergy PCL, Class F	43,000	101,059
	Gulf Energy Development PCL	133,500	196,471
	Gunkul Engineering PCL	602,500	124,861
	Hana Microelectronics PCL	38,500	80,365
	Home Product Center PCL	373,900	158,342
	Hwa Fong Rubber Thailand PCL	46,200	11,240
	Ichitan Group PCL	65,500	19,673
	Index Livingmall PCL	25,800	14,723
*	Interlink Telecom PCL	146,500	24,860
	Interpharma PCL	33,000	21,805
	Intouch Holdings PCL, Class F	25,300	58,320
	IRPC PCL	956,400	109,155
*	Italian-Thai Development PCL	716,300	46,470
	Jasmine International PCL	584,400	58,975
*	Jasmine Technology Solution PCL	9,000	45,953
	JKN Global Media PCL	39,400	9,053

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	23,300	$44,788
	JWD Infologistics PCL	71,800	43,777
	KCE Electronics PCL	42,500	91,587
*	Khon Kaen Sugar Industry PCL	147,100	16,435
	Kiatnakin Phatra Bank PCL	25,600	53,437
	Krungthai Card PCL	81,600	147,049
	Land & Houses PCL	500,000	147,169
	LH Financial Group PCL	520,700	21,895
*	MBK PCL	32,800	12,610
	MC Group PCL	43,200	11,807
*	MDX PCL	62,800	12,637
	Millcon Steel PCL	456,000	15,887
*	Minor International PCL	106,100	97,193
	MK Restaurants Group PCL	32,900	51,630
*	Mono Next PCL	486,800	45,032
	Muangthai Capital PCL	67,000	113,193
	Netbay PCL	28,600	20,530
	Noble Development PCL	80,600	15,251
	Northeast Rubber PCL	161,300	35,850
	Origin Property PCL, Class F	58,600	20,240
*	Plan B Media PCL, Class F	317,088	75,713
	Polyplex Thailand PCL	43,100	31,068
*	Power Solution Technologies PCL, Class F	266,900	18,758
	Precious Shipping PCL	101,400	47,814
	Prima Marine PCL	149,400	26,474
	Pruksa Holding PCL	81,100	35,319
	PTG Energy PCL	125,900	55,586
	PTT Exploration & Production PCL	139,600	542,970
	PTT Global Chemical PCL	25,000	42,424
	PTT PCL	314,200	368,037
	R&B Food Supply PCL	41,000	23,520
*	Raimon Land PCL	720,500	20,774
	Rajthanee Hospital PCL	21,200	20,853
	Ratch Group PCL	19,900	26,597
	Ratchthani Leasing PCL	347,400	44,031
	Regional Container Lines PCL	51,000	64,334
	Rojana Industrial Park PCL	257,600	49,903
*	RS PCL	65,400	35,553
*	S Hotels & Resorts PCL	271,700	28,561
*	S Kijchai Enterprise PCL, Class F	105,200	24,171
	Sabina PCL	36,200	23,376
	Sansiri PCL	2,414,900	95,740
	Sappe PCL	26,500	19,818
	SC Asset Corp. PCL	111,400	12,714
	SCG Ceramics PCL	288,200	19,562
	Sermsang Power Corp. Co. Ltd.	54,600	20,663
	Siam Cement PCL	39,400	456,777
	Siam City Cement PCL	3,700	17,836
	Siam Commercial Bank PCL	36,100	136,073
	Siam Global House PCL	141,500	80,748
	Siamgas & Petrochemicals PCL	80,600	31,470
	Sikarin PCL, Class F	27,800	10,938
*	Simat Technologies PCL	142,700	17,144
*	Singha Estate PCL	408,100	23,901
	SNC Former PCL	42,900	22,291
	Somboon Advance Technology PCL	35,000	24,283
	SPCG PCL	42,900	24,095
	Sri Trang Agro-Industry PCL	159,400	143,625
	Sri Trang Gloves Thailand PCL	135,900	118,369

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srisawad Corp. PCL	89,100	$161,234
	Srisawad Finance PCL	14,000	11,774
*	Star Petroleum Refining PCL	178,400	51,438
	Starflex PCL	70,500	9,825
*	STARK Corp. PCL	491,600	66,738
*	Stars Microelectronics Thailand PCL	112,600	17,417
*	STP & I PCL	155,600	23,601
	Supalai PCL	155,700	106,154
	Super Energy Corp. PCL	1,982,500	56,566
	SVI PCL	87,400	19,031
	Synnex Thailand PCL	32,400	28,950
	Syntec Construction PCL	243,200	14,755
	TAC Consumer PCL, Class F	90,100	19,484
	Taokaenoi Food & Marketing PCL, Class F	103,800	22,447
*	Tata Steel Thailand PCL	439,200	18,731
	Thai Oil PCL	87,100	137,340
	Thai Rayon PCL	2,500	3,980
	Thai Union Group PCL, Class F	358,000	224,724
	Thaicom PCL	111,600	34,189
	Thaifoods Group PCL, Class F	88,000	13,109
	Thanachart Capital PCL	53,200	64,712
	Thoresen Thai Agencies PCL	217,800	60,509
	Tipco Asphalt PCL	124,100	67,464
	Tisco Financial Group PCL	8,200	24,320
	TMBThanachart Bank PCL	1,317,400	53,812
	TOA Paint Thailand PCL	20,900	19,146
	TPI Polene PCL	740,600	39,816
	TPI Polene Power PCL	191,500	23,812
	TQM Corp. PCL	36,800	53,329
*	Triton Holding PCL	1,691,000	12,697
*	U City PCL, Class F	726,300	42,756
	Union Auction PCL	36,100	10,300
*	Unique Engineering & Construction PCL	80,800	13,833
	United Paper PCL	43,200	21,798
	Univanich Palm Oil PCL	105,200	21,801
	Univentures PCL	124,600	12,948
	VGI PCL	189,700	31,337
	Vinythai PCL	9,000	10,475
	WHA Corp. PCL	581,900	59,772
	WICE Logistics PCL	55,900	35,258
TOTAL THAILAND			11,230,230
TURKEY — (1.0%)
	Agesa Hayat ve Emeklilik AS	6,160	13,053
	Akbank TAS	199,013	119,902
	Aksa Akrilik Kimya Sanayii AS	16,241	39,183
*	Aksa Enerji Uretim AS	45,696	43,133
*	Albaraka Turk Katilim Bankasi AS	137,812	18,272
	Alkim Alkali Kimya AS	12,658	18,843
	Anadolu Anonim Turk Sigorta Sirketi	11,244	5,239
	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,854	41,230
	Anadolu Hayat Emeklilik AS	11,590	13,166
	Arcelik AS	22,148	85,708
	Aselsan Elektronik Sanayi Ve Ticaret AS	26,999	43,923
*	Bera Holding AS	41,054	31,349
	BIM Birlesik Magazalar AS	29,049	153,650
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	16,391
*	Bursa Cimento Fabrikasi AS	53,365	13,700
	Cemtas Celik Makina Sanayi Ve Ticaret AS	14,561	18,856

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Coca-Cola Icecek AS	5,736	$49,337
	Deva Holding AS	9,169	21,425
	Dogan Sirketler Grubu Holding AS	99,944	22,700
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	97,285	15,040
	Dogus Otomotiv Servis ve Ticaret AS	3,992	14,274
	Eczacibasi Yatirim Holding Ortakligi AS	5,753	21,933
	EGE Endustri VE Ticaret AS	155	20,386
	EGE Gubre Sanayii AS	1,267	21,155
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	24,001
	Enka Insaat ve Sanayi AS	65,783	77,571
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	15,706
	Eregli Demir ve Celik Fabrikalari TAS	137,478	283,661
*	Fenerbahce Futbol AS	8,132	16,361
	Ford Otomotiv Sanayi AS	4,478	83,544
*	Global Yatirim Holding AS	109,932	19,605
	Goodyear Lastikleri TAS	33,213	23,173
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	39,087	25,852
*	GSD Holding AS	87,248	17,174
*	Gubre Fabrikalari TAS	3,299	19,654
*	Hektas Ticaret TAS	25,013	27,095
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	15,354
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	18,517
*	Is Finansal Kiralama AS	69,358	16,555
	Is Yatirim Menkul Degerler AS, Class A	21,889	34,178
*	Izmir Demir Celik Sanayi AS	96,432	16,981
	Jantsa Jant Sanayi Ve Ticaret AS	3,680	17,244
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	125,636	113,168
*	Karel Elektronik Sanayi ve Ticaret AS	24,375	23,781
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	17,259
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	15,720
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	153,751	15,231
*	Kerevitas Gida Sanayi ve Ticaret AS	53,495	17,942
	KOC Holding AS	44,821	109,582
*	Kordsa Teknik Tekstil AS	7,780	19,983
*	Koza Altin Isletmeleri AS	2,278	22,052
*	Koza Anadolu Metal Madencilik Isletmeleri AS	24,041	41,690
	Logo Yazilim Sanayi Ve Ticaret AS	4,173	12,743
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,454	22,424
*	Migros Ticaret AS	8,745	26,909
*Ω	MLP Saglik Hizmetleri AS	4,110	10,543
*	NET Holding AS	45,710	24,661
*	Netas Telekomunikasyon AS	7,486	10,226
	Nuh Cimento Sanayi AS	3,142	11,441
	Otokar Otomotiv Ve Savunma Sanayi AS	812	23,411
*	Oyak Cimento Fabrikalari AS	31,726	21,609
*	Pegasus Hava Tasimaciligi AS	2,302	18,753
*	Petkim Petrokimya Holding AS	101,248	65,745
*	Reysas Tasimacilik ve Lojistik Ticaret AS	43,798	16,207
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	34,445	47,180
*	Sasa Polyester Sanayi AS	11,871	41,854
*	Sekerbank Turk AS	223,898	17,336
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	19,133
	Sok Marketler Ticaret AS	17,733	19,361
	Tat Gida Sanayi AS	21,388	20,355
*	TAV Havalimanlari Holding AS	17,343	47,718
*	Teknosa Ic Ve Dis Ticaret AS	34,354	19,343
	Tofas Turk Otomobil Fabrikasi AS	9,186	55,164
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	89,060	43,325
*	Tukas Gida Sanayi ve Ticaret AS	30,967	18,895

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turk Hava Yollari AO	72,781	$156,924
	Turk Telekomunikasyon AS	48,976	35,338
	Turk Traktor ve Ziraat Makineleri AS	1,288	21,400
	Turkcell Iletisim Hizmetleri AS	106,615	150,359
*	Turkiye Petrol Rafinerileri AS	4,936	63,579
	Turkiye Sigorta A.S.	45,055	17,646
	Turkiye Sinai Kalkinma Bankasi AS	266,128	30,425
	Turkiye Sise ve Cam Fabrikalari AS	109,803	114,273
*	Turkiye Vakiflar Bankasi TAO, Class D	59,746	17,136
	Ulker Biskuvi Sanayi AS	14,702	19,002
*	Ulusoy Un Sanayi ve Ticaret A.S.	42,527	19,940
	Vestel Beyaz Esya Sanayi ve Ticaret AS	33,670	18,034
	Vestel Elektronik Sanayi ve Ticaret AS	14,541	26,495
	Yapi ve Kredi Bankasi AS	188,582	57,876
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	17,915
*	Zorlu Enerji Elektrik Uretim AS	131,655	16,861
TOTAL TURKEY			3,408,021
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	87,458	213,344
	Abu Dhabi Islamic Bank PJSC	112,102	212,793
	Abu Dhabi National Insurance Co. PSC	11,849	21,808
	Abu Dhabi National Oil Co. for Distribution PJSC	98,283	110,680
*	Abu Dhabi Ship Building Co. PJSC	17,840	18,966
	Agthia Group PJSC	17,621	24,124
*	Air Arabia PJSC	125,969	49,906
*	Ajman Bank PJSC	83,417	18,118
	Aldar Properties PJSC	277,173	312,812
*	Amanat Holdings PJSC	132,397	40,911
*	Amlak Finance PJSC	49,700	12,413
	Aramex PJSC	76,258	85,187
*	Arkan Building Materials Co.	261,476	98,698
	Dana Gas PJSC	577,569	161,520
*	Deyaar Development PJSC	172,558	22,528
*	Dubai Financial Market PJSC	98,936	64,774
	Dubai Investments PJSC	194,097	121,116
	Dubai Islamic Bank PJSC	115,939	174,421
*	Emaar Development PJSC	71,546	84,433
	Emaar Properties PJSC	305,735	407,386
	Emirates Integrated Telecommunications Co. PJSC	47,708	84,697
	Emirates NBD Bank PJSC	56,830	207,268
	Emirates Telecommunications Group Co. PJSC	109,657	987,493
	First Abu Dhabi Bank PJSC	134,368	733,117
*	Gulf Pharmaceutical Industries PSC	28,930	13,679
	Islamic Arab Insurance Co.	89,769	18,483
*	Manazel PJSC	118,244	15,840
	National Central Cooling Co. PJSC	28,113	19,309
*	RAK Properties PJSC	199,222	44,751
*	Ras Al Khaimah Cement Investment Public PSC	23,253	33,176
	Ras Al Khaimah Ceramics	50,144	40,962
	SHUAA Capital PSC	272,544	48,747
*	Union Properties PJSC	62,022	5,174
TOTAL UNITED ARAB EMIRATES			4,508,634
TOTAL COMMON STOCKS			341,390,204

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.8%)
BELIZE — (0.0%)
	Track & Field Co. SA	3,900	$8,674
BRAZIL — (0.8%)
	Alpargatas SA	3,800	20,810
	Banco ABC Brasil SA	13,700	40,867
Ω	Banco BMG SA	38,100	22,529
	Banco Bradesco SA	196,900	845,430
	Banco do Estado do Rio Grande do Sul SA Class B	20,400	42,067
Ω	Banco Inter SA	24,400	39,885
	Braskem SA Class A	11,800	109,265
	Centrais Eletricas Brasileiras SA Class B	9,200	59,738
	Cia de Saneamento do Parana	76,300	57,619
	Cia de Transmissao de Energia Eletrica Paulista	17,900	81,442
	Cia Energetica de Minas Gerais	66,000	163,195
	Cia Energetica de Sao Paulo Class B	16,700	73,246
	Cia Ferro Ligas da Bahia - FERBASA	4,300	37,614
	Cia Paranaense de Energia	74,300	100,464
	Eucatex SA Industria e Comercio	6,500	11,029
	Itau Unibanco Holding SA	154,200	735,558
	Marcopolo SA	69,600	44,826
	Randon SA Implementos e Participacoes	20,300	46,028
*	Taurus Armas SA	9,000	37,118
	Unipar Carbocloro SA Class B	5,100	90,185
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	51,700	155,486
TOTAL BRAZIL			2,814,401
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	189,558	54,114
TOTAL PREFERRED STOCKS			2,877,189
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	7,604	0
SOUTH KOREA — (0.0%)
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	843	1,189
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	46,250	5,625
*	Plan B Media PCL Warrants 01/13/25	11,744	695
TOTAL THAILAND			6,320
TOTAL RIGHTS/WARRANTS			7,509
TOTAL INVESTMENT SECURITIES (Cost $347,032,236)			344,274,902

			Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $347,032,248)^^			$344,274,914

Emerging Markets ex China Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$21,157,653	$58,681	—	$21,216,334
Chile	699,827	1,356,831	—	2,056,658
Colombia	549,498	—	—	549,498
Czech Republic	—	431,313	—	431,313
Egypt	122,103	—	—	122,103
Greece	—	1,629,533	—	1,629,533
Hungary	—	1,185,539	—	1,185,539
India	7,734,958	63,357,168	—	71,092,126
Indonesia	—	8,569,135	—	8,569,135
Malaysia	75,629	6,705,955	—	6,781,584
Mexico	8,385,571	—	—	8,385,571
Peru	243,760	—	—	243,760
Philippines	—	3,642,108	—	3,642,108
Poland	—	4,553,200	—	4,553,200
Qatar	—	3,681,366	—	3,681,366
Russia	5,719,963	—	—	5,719,963
Saudi Arabia	13,239	15,254,722	—	15,267,961
South Africa	2,580,707	14,193,232	—	16,773,939
South Korea	2,237,715	62,561,660	—	64,799,375
Taiwan	1,861,458	83,680,795	—	85,542,253
Thailand	11,138,288	91,942	—	11,230,230
Turkey	156,924	3,251,097	—	3,408,021
United Arab Emirates	—	4,508,634	—	4,508,634
Preferred Stocks
Belize	8,674	—	—	8,674
Brazil	2,791,872	22,529	—	2,814,401
Colombia	54,114	—	—	54,114
Rights/Warrants
South Korea	—	1,189	—	1,189
Thailand	—	6,320	—	6,320
Securities Lending Collateral	—	12	—	12
TOTAL	$65,531,953	$278,742,961	—	$344,274,914

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2022, the Fund consisted of one hundred and one operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2022, the DFA Commodity Strategy Portfolio held $362,467,039 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$383,390
U.S. Large Cap Value Portfolio	14,733,557
U.S. Targeted Value Portfolio	8,619,317
U.S. Small Cap Value Portfolio	9,735,812
U.S. Core Equity 1 Portfolio	14,103,795
U.S. Core Equity 2 Portfolio	14,901,302
U.S. Vector Equity Portfolio	2,539,996
U.S. Small Cap Portfolio	9,216,808
U.S. Micro Cap Portfolio	4,287,083
DFA Real Estate Securities Portfolio	6,140,489
Large Cap International Portfolio	4,216,364
International Core Equity Portfolio	27,087,046
International Small Company Portfolio	10,573,146
Global Small Company Portfolio	83,276
Japanese Small Company Portfolio	305,224
Asia Pacific Small Company Portfolio	342,682
United Kingdom Small Company Portfolio	31,533
Continental Small Company Portfolio	700,975
DFA International Real Estate Securities Portfolio	6,383,061
DFA Global Real Estate Securities Portfolio	8,600,532
DFA International Small Cap Value Portfolio	10,844,205
International Vector Equity Portfolio	2,906,396
World ex U.S. Value Portfolio	266,823
World ex U.S. Targeted Value Portfolio	701,513
World ex U.S. Core Equity Portfolio	3,199,044
Selectively Hedged Global Equity Portfolio	188,993
Emerging Markets Portfolio	3,500,919
Emerging Markets Small Cap Portfolio	4,072,533
Emerging Markets Value Portfolio	10,239,013
Emerging Markets Core Equity Portfolio	20,255,897
U.S. Large Cap Equity Portfolio	1,011,523
DFA Commodity Strategy Portfolio	3,156,698
DFA One-Year Fixed Income Portfolio	7,309,638

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,886,999
DFA Selectively Hedged Global Fixed Income Portfolio	1,261,113
DFA Short-Term Government Portfolio	1,896,851
DFA Five-Year Global Fixed Income Portfolio	13,931,617
DFA World ex U.S. Government Fixed Income Portfolio	1,727,966
DFA Intermediate Government Fixed Income Portfolio	6,138,941
DFA Short-Term Extended Quality Portfolio	7,176,402
DFA Intermediate-Term Extended Quality Portfolio	2,092,379
DFA Targeted Credit Portfolio	954,217
DFA Investment Grade Portfolio	13,998,608
DFA Inflation-Protected Securities Portfolio	6,985,446
DFA Short-Term Municipal Bond Portfolio	2,391,569
DFA Intermediate-Term Municipal Bond Portfolio	2,040,786
DFA Selective State Municipal Bond Portfolio	295,056
DFA California Short-Term Municipal Bond Portfolio	880,711
DFA California Intermediate-Term Municipal Bond Portfolio	656,409
DFA NY Municipal Bond Portfolio	122,453
Dimensional Retirement Income Fund	75,184
Dimensional 2045 Target Date Retirement Income Fund	77,606
Dimensional 2050 Target Date Retirement Income Fund	52,457
Dimensional 2055 Target Date Retirement Income Fund	31,423
Dimensional 2060 Target Date Retirement Income Fund	30,410
Dimensional 2065 Target Date Retirement Income Fund	3,000
Dimensional 2010 Target Date Retirement Income Fund	22,821
Dimensional 2015 Target Date Retirement Income Fund	38,424
Dimensional 2020 Target Date Retirement Income Fund	104,716
Dimensional 2025 Target Date Retirement Income Fund	141,781
Dimensional 2030 Target Date Retirement Income Fund	146,906
Dimensional 2035 Target Date Retirement Income Fund	122,794
Dimensional 2040 Target Date Retirement Income Fund	95,533
DFA Short-Duration Real Return Portfolio	1,917,324
DFA Municipal Real Return Portfolio	1,221,747
DFA Municipal Bond Portfolio	748,848
World Core Equity Portfolio	764,371
DFA LTIP Portfolio	368,185
U.S. Social Core Equity 2 Portfolio	872,136
U.S. Sustainability Core 1 Portfolio	3,508,424
U.S. Sustainability Targeted Value Portfolio	245,079
International Sustainability Core 1 Portfolio	2,817,970
International Social Core Equity Portfolio	1,307,134
Global Social Core Equity Portfolio	33,303
Emerging Markets Social Core Equity Portfolio	1,361,223
VA U.S. Targeted Value Portfolio	407,593
VA U.S. Large Value Portfolio	420,006
VA International Value Portfolio	381,867
VA International Small Portfolio	287,290
VA Short-Term Fixed Portfolio	384,549
VA Global Bond Portfolio	409,555

Federal Tax Cost
VIT Inflation-Protected Securities Portfolio	$250,779
VA Global Moderate Allocation Portfolio	132,233
U.S. Large Cap Growth Portfolio	1,300,389
U.S. Small Cap Growth Portfolio	625,308
International Large Cap Growth Portfolio	455,385
International Small Cap Growth Portfolio	292,578
DFA Social Fixed Income Portfolio	565,446
DFA Diversified Fixed Income Portfolio	2,453,095
U.S. High Relative Profitability Portfolio	4,243,703
International High Relative Profitability Portfolio	1,920,851
VA Equity Allocation Portfolio	77,908
DFA MN Municipal Bond Portfolio	39,816
DFA California Municipal Real Return Portfolio	228,955
DFA Global Core Plus Fixed Income Portfolio	3,353,622
Emerging Markets Sustainability Core 1 Portfolio	888,027
Emerging Markets Targeted Value Portfolio	183,675
DFA Global Sustainability Fixed Income Portfolio	967,771
DFA Oregon Municipal Bond Portfolio	60,761
DFA Global Core Plus Real Return Portfolio	334,237
Emerging Markets ex China Core Equity Portfolio	347,032
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.